Exhibit 99.24

Seller Loan ID	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors Merged	General Comments
300166074	37ec78f3-6000-49ae-800d-2d2c01e1b8fb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	Funding occurred before RTC Expiration date		05/27/2016: Received revised CD. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.204%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62.50 months reserves

300166074	bd047605-b61e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception	Section G Homeowners Insurance is missing the name of the payee.	This is invalid, as a payee name isn’t required in this section because the reserves are collected by the lender to be paid at a later date, not paid out from closing, as in section F. thank you.	05/27/2016: Invalid condition, rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.204%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62.50 months reserves

300166074	9f9c4934-ad1e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A
Classification of Section A fees using terminology of "Lender Fees": Section1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. A “lender fees” does not provide the borrower with that information.
05/27/2016: Received revised CD with Section A corrected. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.204%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62.50 months reserves

300166074	cbdbab3c-9a1e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Required Exception Approval	Missing Exception Approval for cash out amount over Guideline maximum of $XXX,XXX.		05/27/2016: Received exception from Client. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.204%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62.50 months reserves

300166074	db7ed77b-422a-4257-b2fd-d4c56c2d97e4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The CD dated XX/XX/XXXX reflects Title-Miscellaneous Title Fees and the LE dated XX/XX/XXXX reflects Title-Miscellaneous Title Fee Payoff Wire Fee. The naming convention is not consistent.
06/02/2016: hi, please see corrected post cd as well as loe to borrower.The LE is disclosed on best available information provided by escrow at that time. The CD is disclosed based on the statement received from escrow at closing so both documents are accurate. thank you.

06/02/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and and lender sent postal so no tracking available.  Loan will be rated a Fitch 'B'. Condition cleared.05/27/2016: The Naming Convention does not match.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.204%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62.50 months reserves

300166074	0606d23f-9c1e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing W-2	Missing X most recent years W2's for the borrower.
There are no w-2’s for the borrower. The borrower filed a Schedule C in XXXX and was paid via k-1’s (partnership with less than X% ownership) in XXXX. Documentation to support was included in the shipped file. Thank you
05/27/2016: W-2 income on tax returns belongs to the Co-borrower and those W-2's are in the original loan file. The Borrower is paid via K-1. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.204%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62.50 months reserves

300166074	f7a4f4ff-7562-4458-8a57-c6e7d52567df	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The NMLS License Numbers and/or State License Numbers of the Settlement Agency and Settlement Agency Contact are missing	06/02/2016: hi, settlement agents are not licensed through NMLS in XXXXXXXXX. Can this please be escalated? Thank you Settlement agents are not licensed in XX, so the CD is correct. Thank you
06/02/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared. 05/27/2016:  Per the XXXXXXXXXX Department of Business Oversight, the Escrow Company is licensed.  Please provide revised CD with License information.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.204%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62.50 months reserves

300166074	da0d8341-f81d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		05/23/2016: CDA provided reflecting a value of $2,740,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.204%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62.50 months reserves

300166074	07c2eacd-981e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title	Missing copy of the prelim title for $XXX,XXX (Prelim in file does not reflect the amount of the insurance.		05/27/2016: Received final title policy. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.204%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62.50 months reserves

300375878	432c15e2-9b35-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	05/12/2017: CDA	05/12/2017: A CDA report reflecting a value $6,930,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 60%, loan qualified with CLTV of 43.29%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 38.66 months reserves

300375878	f5bdf2e5-ae35-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration
A hazard insurance declaration for the subject property was not provided.  The hazard insurance declaration in the loan file is effective as of XX/XX/XXXX which is after the Note date. Please provide an policy effective as of the Note date.  Additional conditions may apply.
															05/12/2017: Please waive the condition. The loan disbursed after effective date. Please review post-consummate CD	05/12/2017: Audit concurs with the Lender Rebuttal, and has determined that the Hazard Insurance effective date was before the Disbursement date. Effective date is acceptable. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 60%, loan qualified with CLTV of 43.29%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 38.66 months reserves

300375878	dbec47e7-9f35-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation	The loan file is missing a letter from the Borrower stating there is no HOA fees on their departing residence. Additional conditions may apply.	05/12/2017: Please waive the condition. The property profile confirms that the departing residence is a SFR	05/12/2017: Audit reviewed the Lender Rebuttal, as well as the property profile, and has determined that no evidence of a HOA was located. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 60%, loan qualified with CLTV of 43.29%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 38.66 months reserves

300375878	87eaceac-23d5-49e3-9bc5-221237407193	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX: does not reflect a 2nd Appraisal Review fee and no resulting COC for any subsequent disclosures.  The final CD reflects a 2nd Appraisal Review fee of $XXX resulting in $XXX refunds due for cure.
05/10/2017: A RESPA 2nd Appraisal Review fee charge cure in the amount of $XXX on the final CD. The loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 60%, loan qualified with CLTV of 43.29%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 38.66 months reserves

300335933	72f13cfd-befa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. . When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.

03/03/2017:  Per Compliance, based on the interpretation/commentary to the regulation, the "day of observation" can be considered a business day when the holiday falls on a Sunday.  Condition cleared.03/01/2017:  Received evidence Borrowers received the revised CD on XX/XX/XXXX.  Evidence of receipt of initial, CD dated XX/XX/XXXX, not provided. Initial CD is X business days and should be X business days (holiday not included). Condition remains.

 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 26.97%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.80 months reserves

300335933	7e808bc3-13fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/01/2017: CDA provided reflecting a value of $760,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 26.97%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.80 months reserves

300335933	f06244d9-bffa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Dwelling coverage for the Homeowner's insurance is $XXX,XXX which does not cover the loan amount.  Although the hazard insurance dec page indicates the dwelling coverage is XXX% of replacement value per the insurance company cost estimator,  the hazard insurance company cost estimator was not provided.

03/23/17: The reason the RCE was pulled by another party  is because the insurance carrier uses a third party to perform the inspections and provide the valuation. The XXX provided by the insurance carrier does not come on the insurance carriers letterhead and are also not to be considered a detailed visual, on-site survey. The Replacement Cost Valuation just happens to be one of the estimated replacement cost tools that we use as it does provide a more detailed valuation of the property.

04/24/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator (Calculated Value: $XXX,XXX.XX) was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.04/19/17: Exception request submitted to client. 03/24/17: We have received cost estimator at $XXX,XXX.  Hazard insurance provided is for $XXX,XXX resulting in a $X,XXX shortfall.  Condition remains.03/15/2017:  The cost estimators provided have discrepancies.  A cost estimator from the actual insurance company, on letter head is required.  Condition remains.03/01/2017:  Received cost estimator at $XXX,XXX.  Hazard insurance provided is for $XXX,XXX resulting in a $X,XXX shortfall.  Condition remains.

 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 26.97%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.80 months reserves

300335933	ecae8e10-253b-4e6e-bad9-9fde08721add	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XXXXXX.XX. The actual total of payments is $XXXXXX.XX an over-disclosure of $XXXX.XX.	Compliance Audit Report and final Closing Disclosure with response
03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material.  Condition acknowledged. 03/03/2017:  Per Compliance, the TOP calculation includes borrower paid fees only.  Fees paid by others are not included.  Condition remains.03/03/2017:  Pending Compliance review.  03/01/2017:  Per Compliance, if Total of Payments (TOP) is over disclosed by more than $XXX then a revised CD is required.  Condition remains.

 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 26.97%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.80 months reserves

300425341	7f4a178b-7d12-4604-b286-35b273aeecbf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX.		05/04/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 28.81%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 750; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 21.90 months reserves

300425341	4b21c041-e930-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		05/09/2017: A CDA report reflecting a value $1,625,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 28.81%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 750; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 21.90 months reserves

300425341	1744975b-e930-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XXX% replacement cost ($XXX,XXX) for total coverage of $XXX,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX, which reflects a $XXX,XXX coverage shortfall.  Cost Estimator must be provided.
05/09/2017: Insurance Company Letter Letter
05/09/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 28.81%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 750; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 21.90 months reserves

300348535	07c40dbb-301a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically.  Provide E Consent disclosure for the borrower.  The E Consent and tracking disclosure reflect this was not signed/acknowledged until XX/XX/XXXX which is after the initial LE was signed.
04/05/2017: This is a non-material issue. The loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified wiht CLTV of 80%; No Rental Lates UW Guides require 0 x 30 days late in th emost recent 12 months; VOR  verifies 18 months payment history wiht no late payments reported.; Years in Field Borrower has 20 years in Field

300348535	7422f097-0178-4059-a051-26508623bbe3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent and Seller's Real Estate Broker are missing.  Please provide a letter of explanation and confirmation of delivery to the borrower.
04/10/2017: attached
04/10/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. 04/05/2017:  A Post Close CD reflects the license number of the Settlement Agent, the Sellers RE Broker License ID is missing.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified wiht CLTV of 80%; No Rental Lates UW Guides require 0 x 30 days late in th emost recent 12 months; VOR  verifies 18 months payment history wiht no late payments reported.; Years in Field Borrower has 20 years in Field

300348535	4a93009b-321a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX.XX vs. the post close CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $XX.XX.  Provide explanation for the discrepancy and if applicable, letter to the borrower, copy of refund check, and proof of delivery within 60 days of consummation.
04/10/2017: attached
04/10/2017: Audit compared the Final Settlement Statement and Post Closing CD, and has determined that Final Settlement Statement $XXX,XXX.XX and Post Closing CD $XXX,XXX.XX reflect the same cash to close. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified wiht CLTV of 80%; No Rental Lates UW Guides require 0 x 30 days late in th emost recent 12 months; VOR  verifies 18 months payment history wiht no late payments reported.; Years in Field Borrower has 20 years in Field

300348576	dfe50d28-6219-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing VVOE for borrowers current employer dated within 10 days prior to funding.	04/10/2017: attached	04/10/2017: Audit reviewed VVOE for borrower dated within 10 days prior to funding, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum 25.45% DTI lower than 43% guideline maximum; FICO is higher than guideline minimum 801 FICO is higher than 700 guideline minimum.; LTV is lower than guideline maximum 54.55% LTV lower than 80% guideline maximum

300348576	2c54c007-6019-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Missing the pay stubs to reflect the most recent thirty (30) days.  The pay stub in the loan file for the borrower is dated XX/XX/XXXX and the pay stub in the loan file for the co-borrower is dated XX/XX/XXXX however; they do not cover a 30 day pay period.  Please provide an additional pay stub to cover 30 days.  Additional conditions may apply.
04/10/2017: attached here
04/10/2017: Audit reviewed 4 paystubs, 2 for each borrower, and has determined that documentation was submitted via paystubs with a total of the most recent 30 days of income for both borrowers. Condition cleared.

 DTI is lower than guideline maximum 25.45% DTI lower than 43% guideline maximum; FICO is higher than guideline minimum 801 FICO is higher than 700 guideline minimum.; LTV is lower than guideline maximum 54.55% LTV lower than 80% guideline maximum

300348576	2c7d0181-191a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
The Transaction Coordinator Fee in section H of the final Closing Disclosure is missing the name of the actual service provider.  Please provide a letter of explanation and confirmation of delivery to the borrower.

04/12/2017: There is a transaction coordinator fee on the final statement, but it is not charged to the buyer. The attached is a combined statement. Please re-review. The borrower did not pay for this fee.04/10/2017: The post-consummation CD that is in the file does not have this fee, as it was not actually charged to the borrower. Once we received the final statement from escrow for funding the loan, the fee was no longer valid. I have attached the final statement here and you have the post-consummation CD in the original file delivered to confirm.

04/12/2017: Audit re-analyzed the Final Escrow Settlement Statement, and has determined that the said free was paid by the Seller and reflects name of Payee. Post Funding CD does not reflect this fee to the Borrower. This fee appears on the Seller's CD. Condition cleared.  04/10/2017: Audit reviewed the Lender Rebuttal, and has determined that verification is required that borrower was not charged said fee as reflected on the Final Escrow Statement.  Provide verification via Escrow Agent final Disbursement sheet of fees incurred by borrower -OR- Notification to borrower with copy of check for said fee. Condition remains.   04/05/2017:  A Post Close CD reflects this fee was removed and not correction however LOE and confirmation of delivery are missing.  Condition remains.

 DTI is lower than guideline maximum 25.45% DTI lower than 43% guideline maximum; FICO is higher than guideline minimum 801 FICO is higher than 700 guideline minimum.; LTV is lower than guideline maximum 54.55% LTV lower than 80% guideline maximum

300348576	c12b1c46-b2d7-4011-a2bd-15c045b418fc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX did not reflect an Appraisal Re-inspection Fee and there were no resulting COC for any subsequent disclosures.  The final CD reflects an Appraisal Re-inspection Fee of $XXX resulting in a $XXX refund due for cure.
04/05/2017: A RESPA Appraisal Re-inspection fee charge cure on the final CD. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum 25.45% DTI lower than 43% guideline maximum; FICO is higher than guideline minimum 801 FICO is higher than 700 guideline minimum.; LTV is lower than guideline maximum 54.55% LTV lower than 80% guideline maximum

300306367	ec9aed21-9411-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	XXXK account should have terms of withdrawal if borrower is not of retirement age. File is missing the terms of withdrawal for the borrower's 401k. Additional conditions may apply.
04/03/2017: Hi, please see attached. thank you, 03/30/2017: Hi, XXXk asset account was not used for cash to close nor was it used for reserves. the statement was in file to match up with a deduction showing on the borrowers paystub only. terms of withdrawal are not required. thank you.

04/03/2017: Audit reviewed 401K terms of withdrawal, and has determined that documentation submitted is deemed acceptable. Condition cleared. XX/XX/XXXX: Audit re-analyzed all asset documentation, and has determined that a current Bank Statement (pXXX) was provided reflecting balance on most current date before consummation of $XX,XXX.XX. Verified assets (including XXXk) are $XXX,XXX.XX less reserves for subject of $XX,XXX.XX less cash to close of $X,XXX.XX equals $XXX,XXX.XX in excess reserves. Therefore, the 401k account is required for reserves. Provide the terms of withdrawal for the borrower's 401K. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.52%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 90.70 months reserves.; Years on Job Borrower has 11 years on job

300306367	819f40c1-5a7e-4ac4-bd78-343ba9ac558f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		03/24/2017: This is a non-material issue. The loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.52%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 90.70 months reserves.; Years on Job Borrower has 11 years on job

300306367	2859ecd8-0bec-4082-b54c-7921d8865741	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/30/2017: hi, please see attached. thank you
03/30/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.52%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 90.70 months reserves.; Years on Job Borrower has 11 years on job

300306367	34582b81-1c0a-4a4d-9699-ed8a109f7817	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE dated XX/XX/XXXX reflects a Discount fee of $X,XXX with no resulting COC for any subsequent disclosures.  Final CD reflects a Discount fee of $X,XXX for a variance/refund required of $X,XXX.
03/30/2017: Hi, please see attached. thank you
03/30/2017: Audit reviewed COC, Interest Rate Lock Agreement and initial CD (all dated same day), and has determined that sufficient evidence was submitted for the adjustment of the Discount Fee. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.52%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 90.70 months reserves.; Years on Job Borrower has 11 years on job

300306367	5a35f79f-1b5d-4f27-b247-9d6bc64acd17	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect an Appraisal Re-Inspection fee and no resulting COC for any subsequent disclosures.  The final CD reflects an Appraisal Re-inspection fee of $XXX resulting in a $XXX refund due for cure.
03/24/2017: A RESPA Appraisal Re-Inspection fee charge cure on the final CD in the amount of $XXX. Condition cleared. The loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.52%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 90.70 months reserves.; Years on Job Borrower has 11 years on job

300306367	7d161dfe-c343-4a12-9e0e-944b8b2a01f8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number and Email of the Settlement Agent is missing.  Please provide a LOE and confirmation of delivery to the borrower.
03/30/2017: hi, please see attached cd, loe to borrower and cert for method of delivery. thank you
03/30/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. 03/24/2017:  A Post Close CD in the loan file did not correct this information.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.52%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 90.70 months reserves.; Years on Job Borrower has 11 years on job

300306367	b74ee330-b210-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.  The loan file contains a HELOC closure letter however; it is not executed by the borrower.
															03/30/2017: hi, please see attached. thank you	03/30/2017: Audit reviewed the executed HELOC letter, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.52%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 90.70 months reserves.; Years on Job Borrower has 11 years on job

300346191	90c692b6-4719-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report fee and a flood cert in the file.  The Credit Report fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/10/2017: lender cert
04/10/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.48%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.50 months reserves

300346191	f61777c2-3f19-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing XXXX YTD Balance Sheet for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
04/10/2017: attached here
04/10/2017: Audit reviewed Balance Sheet as of XX/XX/XXXX, and has determined that the documentation is deemed acceptable. Document dated same day as signing date. QM requirements have been met. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.48%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.50 months reserves

300346191	465c87db-b92c-42e1-a654-adc0d42d837f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XXX.XX is required.
04/05/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.48%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.50 months reserves

300330934	631700a2-d918-420d-bf68-3c16f9f85f50	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/14/2017: hi, please see attached. thank you,
03/14/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

300330934	701435bc-ac05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/14/2017: Hi, please see attached. thank you,
03/14/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300330934	cd6d196c-aa05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file	03/13/2017: CDA	03/13/2017: A CDA report reflecting a value $1,825,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300334061	4d40c94b-fa1a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXXX resulting in a $XXXX refund due for cure.
Cure provided per $XXXX lender credit on final CD. Issue cleared- "2" Event.
300334061	e17461b9-2409-451e-9eb4-ac2d82938b8f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
															04/11/2017: E-signed ICD	04/11/2017: Audit reviewed initial CD, and has determined that sufficient evidence was provided reflecting initial CD was executed and dated at least 3 days prior to consummation. Condition cleared.
300433065	b5d369be-f6b7-4f57-8e49-6302851a3fd6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX.  Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.

05/08/2017 - A post close CD reflects revised total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX. Client acknowledges and less than X% of the loan amount - non-material.  The loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 36 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field

300433065	b783c5bc-2134-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and Flood Certificate Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and the Flood Certificate in the file. The Credit Report and the Flood Certificate Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
05/11/2017: hi, please see attached. thank you
05/11/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 36 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field

300433065	039bc7a8-c534-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Taxes in section E of the final CD is paid to the County and is missing the name of the government entity. Provided corrected CD and LOE to the borrower.	05/11/2017: Hi, please see attached pcd as well as loe to borrower and cert for verification of delivery method. thank you
05/11/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 36 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field

300375775	9bb638ad-5622-450a-8583-f892102f24a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		04/21/2017: TOP over-disclosures less than or equal to X% of the loan amount to be considered non-material. Condition acknowledged.
300375775	49ad081a-fb91-4113-b6a6-0fcf4b238bb3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

04/25/17: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

300427537	6d3b3929-b743-41fa-afbc-5d117fbaf4b3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX."		05/05/2017: This is a non-material issue and is client waived. The loan will be grade a B for all agencies.
300427537	347d2ca0-1d31-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		05/09/17: CDA reflecting a value of $1,565,000.00 which is a -0.0% variance. APN, Legal Description and address match. Condition Cleared.
300377302	72d1343a-902a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and a Flood Certificate Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood certificate in the file. The Credit Report and Flood Certificate Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
05/01/2017: Hi, please see attached. thank you
05/01/2017: Audit reviewed Disclosure Tracking Details, and has determined that said document does not verify Flood Cert or Credit Report fee allocation. However, the client has adopted SFIG guidance. Loan will be rated a B.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 63 months reserves; Years on Job Borrower has 5 years on job

300377302	4c32ed8e-a42a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The City/County Tax Stamps and Transfer in section E of the final Closing Disclosure are missing the name of the government entity. Provide a re-disclosed CD and LOE to the Borrower.	05/01/2017: Hi, please see attached. thank you
05/01/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 63 months reserves; Years on Job Borrower has 5 years on job

300377302	02c4db85-902a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	04/27/2017: CDA	04/27/2017: A CDA report reflecting a value $1,165,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 63 months reserves; Years on Job Borrower has 5 years on job

300422493	61acbab8-7f35-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XXX% replacement cost ($XXX,XXX) for total coverage of $XXX,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $X,XXX,XXX, which reflects a $XXX,XXX coverage shortfall.  Cost Estimator must be provided.
05/15/2017: Hi, please see attached. thank you
05/15/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.10%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.20 months reserves

300422493	1db89c05-951a-47ba-a6b2-f9e839465cf9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
05/12/2017: hi, please see attached cert. thank you
05/12/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.10%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.20 months reserves

300422493	b2c7b12c-2c0a-4986-9daf-746db01043a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		05/10/2017: TOP over-disclosures less than or equal to X% of the loan amount to be considered non-material. Condition acknowledged.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.10%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.20 months reserves

300455507	d82c38e0-eb3e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $154 and on the final CD as $XXX, exceeding the allowable XX% tolerance.  A tolerance cure of $XX.XX is required. No evidence of tolerance cure provided in file.  Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the borrower.

05/24/2017: Hi, XX% fees are calculated on a cumulative basis and include the title fees and recording fees, as the borrower selected the recommended provider. The LE disclosed $XXXX for those fees, which gives a XX% threshold of $XXXX.XX The total fees on the CD are $XXXX, which is within tolerance. This should be waived. Thank you
05/24/2017: Audit concurs with the Lender Rebuttal, and has determined that based on the cumulative fees, no tolerance issue was found. Condition rescinded.
300455507	317bae14-13ff-4e7d-811a-5d7e153e90e4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
05/24/2017: HI, please see attached cert. thank you
05/24/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

300425472	cbbacdd1-3f3a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
05/18/2017: Hi, please see attached cert. thank you
05/18/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years Self Employed Co-Borrower has 14 years Self Employed

300427536	8ede0c9c-d327-41bd-9934-0d40004a39f3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
05/03/2017: Hi, please see attached. thank you.
05/03/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 110.20 months reserves

300427536	51265214-8c2b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	05/01/2017: CDA	05/01/2017: A CDA report reflecting a value $1,219,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 110.20 months reserves

300427536	d5d2c1a6-892b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Income Tax Schedules	Tax Returns for XXXX are missing Schedule D.	05/03/2017: Hi, Schedule D is not required for XXXX as there is nothing being reported on line 13. We also have XXXX transcripts in file to support no filing of schedule D. Thank you	05/03/2017: Audit concurs with the Lender Rebuttal, and has determined that the Tax Returns and Tax Transcripts reflect no Capital Gains (Schedule D) income. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 110.20 months reserves

300335930	e22b6c37-bafa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file		03/01/2017: CDA provided reflecting a value of $855,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 27.59% DTI < 43.00% Max; FICO is higher than guideline minimum 69.47% LTV < 75.00% LTV; FICO is higher than guideline minimum 790 FICO >. 720 FICO Minimum
300335930	98ac64aa-bbfa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to obtain Verification of Rent	Missing verification of rent on borrowers' current residence. Lease in file commenced in XXXXXX. (Lender waived VOR- page XXX)
04/24/17: Client acknowledges the limited rental history on loan. CBR shows XX month satisfactory mortgage history.  There is documented rationale in the file.  03/03/2017:  Pending Client exception review
DTI is lower than guideline maximum 27.59% DTI < 43.00% Max; FICO is higher than guideline minimum 69.47% LTV < 75.00% LTV; FICO is higher than guideline minimum 790 FICO >. 720 FICO Minimum
300335930	47897b9f-28fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The Seller’s address, Mortgage Broker’s Email and Settlement agent License ID Number are missing. A Letter of Explanation and confirmation of delivery to the borrower is required.

2/27/2016: The Post Close CD reflects the Seller’s address, Mortgage Broker’s Email and Settlement agent License ID Number; the file has a letter of explanation that cites ‘clerical errors” with a courier delivery voucher. Condition cleared. Loan will be graded a B for all agencies.
DTI is lower than guideline maximum 27.59% DTI < 43.00% Max; FICO is higher than guideline minimum 69.47% LTV < 75.00% LTV; FICO is higher than guideline minimum 790 FICO >. 720 FICO Minimum
300335930	94b147fc-8d56-4b45-a80e-769b9c574eae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	CD Estimated Taxes and Insurance are overstated. CD reflects a XXXX total. Actual total is XXXX, a XX over disclosure. A Letter of Explanation and confirmation of delivery to the borrower is required.	uploaded due diligence response
04/06/17: Non material. Loan will be graded a B. 03/01/2017:  Audit reviewed Lender's rebuttal and disagrees.  Per page XX of the post consummation CD, insurance is xxxx/month and taxes are XXXX/month.  Per the appraisal, HOA dues are XX/month. Total estimated taxes, insurance and assessments XXXX.  Page X of the post consummation CD reflects XXXX.  Condition remains.
DTI is lower than guideline maximum 27.59% DTI < 43.00% Max; FICO is higher than guideline minimum 69.47% LTV < 75.00% LTV; FICO is higher than guideline minimum 790 FICO >. 720 FICO Minimum
300335930	ecfff23f-bafa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	573 - Certification of completion (442) missing	Missing Appraisal Completion Cert. The appraisal dated XX/XX/XXXX indicates that the property is subject to completion per plans & specs.		03/01/2017: Received Satisfactory Completion Certificate. Condition cleared.			DTI is lower than guideline maximum 27.59% DTI < 43.00% Max; FICO is higher than guideline minimum 69.47% LTV < 75.00% LTV; FICO is higher than guideline minimum 790 FICO >. 720 FICO Minimum
300335930	2c9a39ba-22fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation	Missing XXX Pay stubs for both Borrowers.	XXXX Paystubs are not required based off of application date of XX/XX/XXXX and VOE supports active status.	03/03/2017: Audit reviewed Lender's Credit Policy. Documents are good for XXX days. Both Borrower's paystubs are within XXX days of Note date. Condition rescinded.			DTI is lower than guideline maximum 27.59% DTI < 43.00% Max; FICO is higher than guideline minimum 69.47% LTV < 75.00% LTV; FICO is higher than guideline minimum 790 FICO >. 720 FICO Minimum
300335922	00afb271-d3fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/03/2017: CDA provided reflecting a value of $750,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.11%; Years in Primary Residence Borrowers have resided in subject for 10 years per Title; Years on Job Borrower has 6 years on job- per WVOE

300335922	ab0950a6-5cff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HELOC agreement
Missing HELOC agreement: The Subordinated HELOC agreement for the subject property is missing. Please provide an executed copy of the Home Equity Line Truth in Lending and Agreement. Additional conditions may apply.
05/18/2017: added heloc doc04/11/17: A sub agreement is all that is needed. Please send to investor for review.
05/18/2017: Audit reviewed the executed HELOC Agreement and TIL disclosure for the Subordinate lien, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 04/21/17: Title showed a credit line in the amount of $XX,XXX.XX Per the CBR, this line was closed. An additional HELOC was taken out for $XX,XXX.XX in which we received the subordination agreement. Please provide the executed copy of the new Home Equity Line Truth in Lending and Agreement. Condition maintained.   04/12/17: In order to be considered a qualified mortgage, documentation of all monthly payments are required.  Condition maintained. 03/18/17: Lender provided the subordination requirements and the payoff amount. Please provide the note or agreement for the second lien. Condition maintained. 03/14/2017:  Received subordination agreement which was provided in the original loan file.  Note or agreement for the second lien not provided.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.11%; Years in Primary Residence Borrowers have resided in subject for 10 years per Title; Years on Job Borrower has 6 years on job- per WVOE

300335922	81211fe1-5aff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of xxx, Credit report Fee of XX and a XX Recording Fee with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of XXX, Credit report Fee of XXX and a XXX Recording Fee resulting in a XXXX refund due for cure.  Cure provided per lender credit on final CD.
03/02/2017: Final CD shows a sufficient tolerance cure in the amount of XXXX. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.11%; Years in Primary Residence Borrowers have resided in subject for 10 years per Title; Years on Job Borrower has 6 years on job- per WVOE

300335921	b7312f64-4aff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing verbal verification of employment
Missing phone listing of Borrower's employer: Per Guidelines Self employed income must be verified within XX days of the Note date.  Business license is acceptable. The lender must verify the existence of the applicant's business within XX calendar days prior to the note date by both:1. A  third party, such as a CPA, regulatory agency, or the applicable licensing bureau*, if possible; AND 2. A phone listing and address verified for the applicant's business using a telephone book, the Internet, or directory assistance.

03/13/2017: Audit acknowledges the client approved exception for post consummation VVOE. Loan will be rated a B.03/07/2017:  Received Internet printout verifying business address and phone number.  Pending Client exception review.

 DTI is lower than guideline maximum The Borrower DTI is 13.16% vs Guideline max of 43%; LTV is lower than guideline maximum LTV is at 51.86% which is lower than guidlines 80%; No Mortgage Lates The Borrower's Mortgage is 0x30 in the past 24 mos.

300335921	1351e8fd-07e3-483e-bb65-895312a8816b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Initial Affiliate Business Disclosure not executed.	Initial Affiliated Business Disclosure is not required to be signed if the ABA is signed at closing.	03/06/2017: Audit reviewed Affiliated Business Disclosures and Lender's rebuttal and agrees. Condition rescinded.
 DTI is lower than guideline maximum The Borrower DTI is 13.16% vs Guideline max of 43%; LTV is lower than guideline maximum LTV is at 51.86% which is lower than guidlines 80%; No Mortgage Lates The Borrower's Mortgage is 0x30 in the past 24 mos.

300335921	578b737d-4dfa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/03/2017: CDA provided reflecting a value of $1,250,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum The Borrower DTI is 13.16% vs Guideline max of 43%; LTV is lower than guideline maximum LTV is at 51.86% which is lower than guidlines 80%; No Mortgage Lates The Borrower's Mortgage is 0x30 in the past 24 mos.

300335920	3ebcda25-b8c2-409d-b669-5b371e7b4bb5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Final CD reflects the Deed preparation fee in Section H. This fee should be listed in section C.		03/07/2017: Per Compliance, in this instance since seller paid, it acceptable to be in Section H. Condition rescinded.03/06/2017: Pending Compliance review.
 FICO is higher than guideline minimum The FICO score minimum is 720, the borrower's middle score is 755; Reserves are higher than guideline minimum The borrowers verified reserves are 29 months; guidelines required 6 months; Years on Job The WVOE confirmed over 9 years with the same employer

300335920	f4681903-6c9c-437c-8fc8-e3ea7d65dc1b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error	The Final CD is missing required data under the Loan disclosures section for the field titled Escrow. Selection for declined or lender does not offer was not selected.
4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies. 03/20/2017:  Received post consummation CD and explanation letter.  However, it is XX days post-closing and only XX days are allowed to remedy. The XX days from discovery statutory cure provision and is indicative of cure under the TILA 130(b) self corrective cure.  There is no cure under the TRID rule for XX days from discovery - the TRID rule specifies XX days from consummation for clerical errors and tolerance cures. xxxxx  Nothing uploaded for review.  Condition remains.

 FICO is higher than guideline minimum The FICO score minimum is 720, the borrower's middle score is 755; Reserves are higher than guideline minimum The borrowers verified reserves are 29 months; guidelines required 6 months; Years on Job The WVOE confirmed over 9 years with the same employer

300335920	f853c00c-a0fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The parcel number is not consistent between the appraisal and the Mortgage.		04/08/16: Amended appraisal provided showing the correct APN. Condition cleared. 03/06/2017: The APN # on the Appraisal does not match the APN # on the mortgage. Condition remains.
 FICO is higher than guideline minimum The FICO score minimum is 720, the borrower's middle score is 755; Reserves are higher than guideline minimum The borrowers verified reserves are 29 months; guidelines required 6 months; Years on Job The WVOE confirmed over 9 years with the same employer

300335920	98e16d93-a7fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/03/2017: CDA provided reflecting a value of XXXXXXX which is a XX variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum The FICO score minimum is 720, the borrower's middle score is 755; Reserves are higher than guideline minimum The borrowers verified reserves are 29 months; guidelines required 6 months; Years on Job The WVOE confirmed over 9 years with the same employer

300349797	686f3fdb-34b5-4e65-882e-cbd189dad8a0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX The lender credit decreased to $XXX.XX on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.

04/21/2017: The CD dated XX/XX/XXXX is correct and there was no decrease in lender credit. Please see line B01 showing a lender credit for the appraisal fee $XXX and also line B02 showing a lender credit of $XXX for the field review fee. Total lender credit reflected on the CD totals $XXXX, which did not decrease from the initial $XXXX disclosed.

04/21/2017: Audit re-analyzed the lender credit on both the LE and CD, and has determined that lender credit on the final CD is $X,XXX which is an increase from the LE lender credit of $X,XXX. Condition rescinded.

300349797	a35f5803-3e24-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	04/25/2017: CDA	04/25/2017: A CDA report reflecting a value $1,165,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300349797	a9e2341f-8296-46b6-a6e6-a947f153087e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of XXX.XX.		TOP over-disclosures less than or equal to X% of the loan amount to be considered non-material. Condition acknowledged.
300207410	5d1697be-c197-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation
The initial LE dated XX/XX/XXXX reflects a credit report fee of $XX and an LE dated XX/XX/XXXX reflects a credit report fee of $XX while the CD reflects a credit report of $XX.XX. The loan file contains a COC for each change in the credit report fee, but there is no documentation in the file as to why this fee increased.
															10/31/2016: see attached credit invoice that was included in the credit package.	10/31/2016: Audit reviewed evidence of Credit Report charges, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.13%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualaified with 38.20 months reserves

300207410	a8ebf056-c197-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $X,XXX. Refund to cure required of $X,XXX.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
11/08/2016: please see attached
11/8/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.11/04/2016: Audit reviewed revised CD, and has determined that the Compensation is incorrectly reflected. The Breakdown provided is deemed acceptable. However, provide revised CD that correctly reflects Lender Compensation and Broker Origination fee, as well as a Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.13%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualaified with 38.20 months reserves

300207410	1e505fec-c097-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	11/04/2016: please see attached10/31/2016: attached
11/04/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared. 10/31/2016: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.13%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualaified with 38.20 months reserves

300207410	fd29b704-c197-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's phone number under the section, Additional Information About This Loan.		10/21/2016: This finding is not material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.13%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualaified with 38.20 months reserves

300207410	baa13821-c097-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	Loan file is missing the 1008.	10/31/2016: attached	10/31/2016: Audit review of 1008 documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.13%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualaified with 38.20 months reserves

300207410	57afecfd-bf97-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/21/2016: CDA reflecting a value of $2,289,000 which is a 0.0% variance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.13%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualaified with 38.20 months reserves

300207410	a5e453cb-acdb-43b4-b62a-f0debe27cc06	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		10/21/2016: A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent. The loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.13%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualaified with 38.20 months reserves

300217234	5f427b10-cf8f-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	Borrower paid an Origination fee of $X,XXX. Refund to cure required of $X,XXX. File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.	10/14/2016: please see attached
11/03/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.10/14/2016: Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $X,XXX, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.

300217234	14636182-ca8f-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	10/14/2016: CDA10/13/2016: CDA
10/14/2016: A CDA report reflecting a value $839,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.10/13/2016: The CDA report provided reflects an incorrect address spelling, the address on CDA does not reflect Note address. Condition remains.

300217234	95e0d8b8-63a0-4b06-bccd-181e3c32f600	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure reflects an APR of X.XX%. The most recent Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%
10/11/2016: Over-disclosure of APR is considered a non-material finding. Loan will be graded a B for all agencies.
300217234	a1e502ae-531c-40e0-858a-8ee9589ba0a7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Abstract or Title Search, Title-Endorsement Fee, Title-Premium for Lender's Coverage, Title-Recording Fee, Title-Settlement or Closing Fee and Title-Town Fee of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD.
10/14/2016: please see attached
10/14/2016: Audit review of revised CD reflects Sections B fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300217234	50fea8ef-8b80-4eec-aa91-b63b0f28d3c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.
10/13/2016: This condition should be cleared per XX/XX/XXXX email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

10/13/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300217234	2aa66ff9-6b0b-4095-add2-e69128f72879	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%
10/11/2016: Over-disclosure of APR is considered a non-material finding. Loan will be graded a B for all agencies.
300217234	dc9a4272-ce8f-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's phone number under the section, Additional Information About This Loan.		10/11/2016: This finding is not material. Loan will be graded a B for all agencies.
300217234	5a575c10-eafd-4979-8a90-adfc10ea9cc9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The naming convention of fees in section B of the LE and CD is not consistent.  The CD reflects Title-Endorsement fee and Title-Town fee and the LE dated XX/XX/XXXX reflects Title-Miscellaneous Title Charges.  Although no tolerance, these fees should all match in naming convention.
10/14/2016: please see attached
10/14/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300262849	46f1c689-c3c0-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Principle Reduction Excess Cash Back in section H of the final Closing Disclosure should be disclosed as Lender Paid Closing Cost or in the Payoffs and Payments section on page three of the Closing Disclosure.
12/16/2016: see attached revised Cd
12/16/2016:  Audit reviewed the revised CD, and has determined that in instances where a principal curtailment (principal reduction) is needed to reduce the cash back to the borrower, it is allowable to reflect the principle curtailment (principle reduction) in the Payoffs and Payments table on the Alternate form. Moved fee from Section H to Section K. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.12/1/2016:  A Post Close CD in the loan file does not reflect this was moved.  Condition remains.

300262849	5dd11d59-c4c0-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	12/16/2016: CDA	12/16/2016: A CDA report reflecting a value $709,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
300262849	344e9f53-c3c0-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		12/12/2016: This is non-material finding. The loan will be rated a B for all agencies.
300262849	fef53edb-c6c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Income Documentation	Missing evidence of pension 3 years continuance. This is required in order for the loan to be classified as a Qualified Mortgage.
01/10/2017:  please see attached that evidences continuance.12/23/2016: The borrowers are both of retirement age. The borrower is retired from The State and the coborrower collects SSI. We have award letters for both types of income. Since the borrowers are of retirement age and the Pension is from an employer (not IRA distributions) we would not require any further documentation.12/28/2016:  please see attached for continuance

01/10/2017: Audit reviewed verification of option selected by the borrower to specifying plan, as well as continuance, and has determined that Option 3 was selected with verification of continuance for more than 3 years. Condition cleared.  12/28/2016:  Lender provided the "Planning Your Service Retirement" plan, however the plan does not specify the retirement payment option selected by the borrower or evidence of 3 years continuance for the pension.  Condition remains. 12/23/2016: Audit consulted with Compliance, and has determined that evidence of pension 3 years continuance is required. Per QM, the regulation explicitly states that employer pension income must have a 3 year continuance if income used in qualifying. Loan fails QM. Condition remains.  12/23/2016: Audit escalated the finding to Compliance for QM review.

300262849	409a85a8-0e01-4229-aee5-00fc58233950	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		12/12/2016: A Post Close CD in the loan file reflects the license number and LOE with confirmation of delivery. Condition cleared. Loan will be rated a B for all agencies.
300222732	fb7aa8e2-31bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/12/2016: CDA provided reflecting a value of $1,200,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300222732	b3a18c49-f8bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  1026.38(g)(2) PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing.

12/06/2016:  A Post Closing CD provided in the loan file reflects the government entity for the taxes. A letter to the borrower was also provided in the loan file.  Loan will be rated a B for all agencies.

300222732	2dab8714-f8bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's phone number under the section, Additional Information About This Loan.		12/06/2016: This finding is not material. Loan will be graded a B for all agencies.
300224431	cdbca90c-783f-4916-9cfd-70c8378810e6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $X,XXX.XX on the Final CD with no indication of a valid COC to account for the $X,XXX.XX decrease. (File has a COC reflecting the loan amount reduction from $XXX,XXX to $XXX,XXX)

12/19/2016: The difference is due to a XX/XX/XXXX COC for the loan amount decrease and a XX/XX/XXXX  COC for the lock extension. See attached related CDs. The lock confirmations were provided in the loan file.

12/19/2016: Audit review of Rate Lock Confirmation dated XX/XX/XXXX  confirms rate lock extension added to pricing, as well as loan amount decrease, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

300224431	2d8a35fa-a3bc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided.	12/13/2016: CDA	12/13/2016: A CDA report reflecting a value $2,900,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300224431	21a03975-79fc-4d07-8e29-fb8a1a595cf6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	A valid WLSP for the Initial LE is missing in file as what is in the file did not address the Fees Borrower Did Shop.	12/19/2016: As there wasn't a WLSP, title fees were subjected to X% tolerance. See revised CD which has them in the correct Section B.
12/19/2016: Audit reviewed Lender Rebuttal, no WLSP exists therefore borrower was not permitted to shop and all fees should be in section B subject to X% tolerance. Final CD reflects all applicable fee listed in Section B with no tolerance issue. Condition cleared.

300257705	467c6d72-bdbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f) Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.  There are multiple credit reports in the file with no fee reflected on the Closing Disclosure.
12/19/2016: please see attached
12/19/2016: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.
General Comp Factor 1 ; General Comp Factor 1 ; General Comp Factor 1
300257705	54b896de-14bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	12/13/2016: CDA	12/13/2016: A CDA report reflecting a value $2,725,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.			General Comp Factor 1 ; General Comp Factor 1 ; General Comp Factor 1
300257705	ca1cc0a4-e9ae-41f6-abb3-7a948b492715	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Title-Mobile Notary Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The CD reflects a Title-Mobile Notary Fee of $XXX.XX resulting in a $XX.XX refund due for cure.  This fee was paid to an affiliate and is subject to X% variance.
12/19/2016: please see attached
12/19/2016: Audit review of revised CD, copy of $XX check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.
General Comp Factor 1 ; General Comp Factor 1 ; General Comp Factor 1
300257705	ca2f4b04-15bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing mortgage/deed of trust	Missing mortgage/deed of trust rider "other-see attached".	12/19/2016: this was a typo, the see attached was only for the legal description. what can we do to have this condition cleared ?
12/29/2016: Audit reviewed Mortgage to be re-recorded, and has determined that the documentation submitted is deemed acceptable. LOI received prior, and is deemed acceptable. Loan will be rated a B. 12/21/2016:  Received letter of intent from Lender to re-record.  However, a copy of the mortgage correcting the box for "Others" to reflect as unmarked -OR- correct to add the words "legal description Exhibit A - see attached". Condition remains.   12/19/2016: Audit reviewed the Lender Rebuttal, as well as the Mortgage, and has determined that a "Letter of Intent to re-record" by the SETTLEMENT AGENT is required. Correct the box for "Others" to reflect as unmarked -OR- correct to add the words "legal description Exhibit A - see attached". Provide LOI to re-record Mortgage by the Settlement Agent/Title Company stating correction. Condition remains.
General Comp Factor 1 ; General Comp Factor 1 ; General Comp Factor 1
300257705	a7038c34-bdbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's phone number under the section, Additional Information About This Loan.		12/06/2016: This finding is not material. Loan will be graded a B for all agencies.			General Comp Factor 1 ; General Comp Factor 1 ; General Comp Factor 1
300233678	80bcf1ae-54d3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file		01/05/2017: A CDA report was provided on XX/XX/XXXX with a value of $1,350,000 and 0.00% variance from the $1,350,000.00 value. Condition cleared.
300233678	cf463ec1-54d3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.

01/05/2017:The Post Close CD reflects the License number and the file has a letter of explanation that states ‘clerical errors” with a courier delivery voucher. Condition cleared. Loan will be graded a B for all agencies.

300233678	9302f53e-96d3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The Property Taxes in section F of the final Closing Disclosure do not reflect the name of the government entity. Please provide a Letter of Explanation and confirmation of delivery to the borrower.		01/13/2017: Received post consummation CD reflecting payee, explanation letter and air bill. Condition cleared.1/5/2017: The Post Close CD does not reflect the payee name. Condition remains.
300233678	0c25fa8b-87d3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan is subject to Mandatory Arbitration	The file contains a Waiver of Borrower's Rights a/k/a Mandatory Arbitration for this GA loan.
01/13/2017:  Per Compliance, this is not a mandatory arbitration document and is instead a waiver that lenders who want to do non-judicial foreclosures require borrowers to sign.  This is a relatively common document so I would not view this as a violation.  Condition rescinded.01/13/2017:  Pending compliance review

300233678	dfd9e2de-54d3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		01/05/2017: The finding is non material. Loan will be graded a B for all agencies.
300233678	0cb2e438-55d3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the final Closing Disclosure reflects “reimburse” to the Broker, but does not reflect the name of the payee. A Letter of Explanation and confirmation of delivery to the borrower is required.
01/05/2017: The Post Close CD reflects the payee name for the Credit Report Fee. Condition cleared. Loan will be graded a B for all agencies.
300257702	062db2a5-ff66-4089-a662-a816476f7d21	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The rescission period is through midnight of XX/XX/XXXX and the CD reflects a disbursement date of XX/XX/XXXX.
01/23/17:  Lender provided the post close CD, LOE and proof of delivery. Loan will be graded a B. 01/18/2017: A post close CD in the loan file reflects a disbursement date of XX/XX/XXXX. No confirmation of delivery. Condition remains.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 112 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field; Years in Primary Residence Borrower has resided in subject for 14 years

300257702	9ab4173f-a4dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP fees do not match: The WLSP corresponding to the initial LE dated XX/XX/XXXX is invalid. The service providers are listed along with the amount of charges that do not correspond the LE.		01/18/2017: Audit calculated section B and C fees are were not within XX% tolerance however; a $XX RESPA cure was on the final Closing Disclosure. Condition cleared. The loan will be rated a B.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 112 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field; Years in Primary Residence Borrower has resided in subject for 14 years

300257702	28bda9c3-8fdd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file.		01/18/2017: A CDA report was provided with a value of $1,010,000 with 0% variance from appraised value. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 112 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field; Years in Primary Residence Borrower has resided in subject for 14 years

300257702	b5c38c43-99dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
DTI of XX.XX% > Guideline maximum of XX%.  The lender did not used the correct P&I for the Xnd property listed on the Schedule of Real Estate Owned on the loan application.  The property was in the process of being refinanced at the time of application and documentation in the loan file supports a higher P&I payment for the new loan.  Loan is non QM compliant and does not meet stands of Quality Mortgage with a DTI over XX%.

01/23/17: Lender provided the signed note showing the current P&I for the X property listed on the schedule of real estate owned. The refinance was simultaneous with the subject transaction. Condition cleared.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 112 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field; Years in Primary Residence Borrower has resided in subject for 14 years

300257702	8cef5f13-4a2c-42ba-8e7b-aeaffd61266c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		01/18/2017: This is non-material issue. The loan will be rated a B for all agencies.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 112 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field; Years in Primary Residence Borrower has resided in subject for 14 years

300257702	1283ace5-72fb-4744-81c7-3770a9ef69f8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information is incomplete. The License Number of the Settlement Agent is missing. Please proved a LOE and confirmation of delivery to the borrower.
01/23/17: Lender provided the corrected within CD 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.01/18/2017:  A Post Close CD in the loan file reflects the license number however; no LOE or confirmation of delivery to the borrower. Condition remains.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 112 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field; Years in Primary Residence Borrower has resided in subject for 14 years

300257702	3f05911a-b3dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
The lease for the Xnd property listed on the Schedule of Real Estate Owned on the loan application is expired and month-to-month.  Per the lender's Guidelines if the lease is month-to-month then canceled rent checks are required to document all payments made from when the lease expired through the application date.  The loan file is missing the copies rents received and is non QM compliant, additional conditions may apply.
01/23/17: Lease expired XX/XX/XXXX and the lender provided the payments for XXXXXXXX and XXXXXXX. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 112 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field; Years in Primary Residence Borrower has resided in subject for 14 years

300257702	852c81fa-58b2-4428-a8c3-999380c74992	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Sufficient RESPA Cure provided on HUD-1	The final Closing Disclosure reflects a tolerance cure in the amount of $XX paid to the borrower for XX% tolerance charge of Title Fees.		01/18/2017: The final Closing Disclosure reflects a tolerance cure in the amount of $XX paid to the borrower for XX% tolerance charge of Title Fees. Loan will be graded a B for all agencies.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 112 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field; Years in Primary Residence Borrower has resided in subject for 14 years

300257702	011b92ef-fbdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for the Xth property listed on the schedule of real estate owned on the application. Additional conditions may apply.		01/23/17: Lender provided the evidence of taxes and insurance for the Xth property listed on the schedule of real estate owned on the application. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 112 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field; Years in Primary Residence Borrower has resided in subject for 14 years

300252042	ca624bea-41cc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section: Additional Information About This Loan.		12/27/2016: The finding is non material. Loan will be graded a B for all agencies.
300252042	30ce7f4a-c2cc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects an Appraisal Fee of $XXX. The Final CD reflects an Appraisal Fee of $XXX. The Lender credit included a $XXX credit for increase in closing costs above legal limit.		The Lender credit included a $XXX credit for increase in closing costs above legal limit.
300252042	92e747a7-08c0-4e8b-ba3a-2bc7f3e5bb3a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Final Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX.
01/05/2017: please see attached
01/05/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

300252042	49bd12d0-41cc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided.	12/29/2016: CDA	12/29/2016: A CDA report reflecting a value $1,550,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300252042	67f70454-81ba-4a12-b9c0-6ce3ae88dcfa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.
01/05/2017: please see attached
01/05/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

300252042	a87fa32e-4c6c-405d-bbfd-967c334d1066	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.XXX%. The prior Closing Loan Estimate reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%
															01/05/2017: please see attached	01/05/2017: Audit reviewed all LE and CD APR's, and has determined that numerous CD's with an APR less then that of the LE were provided to the borrower meeting timing requirements. Condition cleared.
300375785	f39b7fe7-f81d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee is paid to "Reimburse" and should be paid to the actual service provider. Provide corrected CD and letter of explanation to the Borrower.	04/18/2017: please see attached CD
04/18/2017: Audit review of revised CD includes payee to all fees in Sections B,  and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 31.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 720.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.50 month reserves

300375785	099fb13a-ea1b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		04/10/2017: This is a non-material issue. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 31.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 720.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.50 month reserves

300375785	a76c6813-ea1b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	04/18/2017: CDA	04/18/2017: A CDA report reflecting a value $3,200,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 31.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 720.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.50 month reserves

300375785	273a77ae-f11d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing W-2	Lender's guidelines required X years' W-2. Two years' W-2 not provided for the borrowers. The XXXX W-2 are missing for both borrowers. Additional conditions my apply.	04/13/2017: please see attached
04/13/2017: Audit reviewed the Lender Rebuttal, and has determined that two years Tax Transcripts (XXXX/XXXX) were located within the loan file. Tax Transcripts obtained directly from the IRS may be used in lieu of signed Tax Returns, only for wage earners. Guidelines require two years W2's -OR- Tax Returns, therefore the XX years of Tax Transcripts fulfill guideline requirements. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 31.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 720.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.50 month reserves

300375785	b55662aa-f51d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $XXX and on the final CD as $XXX, exceeding the allowable XX% tolerance.  A tolerance cure of $XX is required.  No evidence of tolerance cure provided in file.  1026.19(f)(2)(v) - Tolerance error: Tolerance cure within XX days of consummation.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															04/18/2017: Disagree - 10% variance fees decreased from the final LE to the final CD. LE XX% variance fees total $X,XXX.XX vs final CD XX% variance fees total of $X,XXX.XX.	04/18/2017: Audit concurs with the Lender Rebuttal, and has determined that final CD fees were less than the LE fees. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 31.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 720.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.50 month reserves

300375785	2c551d33-9c25-4554-829b-bc7a3af36572	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The final Closing Disclosure reflects charges for Fire Prevention Inspection and Title - Endorsement fee in section C.  The borrower selected their own service provider.  Those fees should be reflected in section B.  Provided corrected CD to the Borrowers.
04/18/2017: please see attached CD
04/18/2017: Audit review of revised CD reflects Sections C fees moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 31.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 720.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.50 month reserves

300375785	06f87b2a-f71d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		04/10/2017: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 31.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 720.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.50 month reserves

300375785	c44c443e-f81d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The final Closing Disclosure reflects the fee for HOA Registration/Open Water fee in section C.  Optional services are required to be disclosed in Section H, Other.  Additionally, the fee was paid to the title company and not the actual service provider.  Provide corrected CD and LOE to the Borrower.

04/18/2017: Audit review of revised CD reflects Sections C for HOA Registration/Open Water fee moved to Section H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 31.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 720.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.50 month reserves

300375785	2921b903-f21d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation
The Borrower's income be documented with pay stubs to document XX days of income.  The loan file contains one pay stub which is dated XX/XX/XXXX and covers the pay period of XX/XX/XXXX thru XX/XX/XXXX and does not cover XX days of income.  Please provide an additional pay stub for the borrower.  Additional conditions may apply.
04/13/2017: please see attached
04/13/2017: Audit concurs with the Lender Rebuttal, and has determined that the paystub located within the loan file reflects Year-to-Date earnings that documents XX days of income within 90 days of Note date. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 31.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 720.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.50 month reserves

300373618	7da044d0-7624-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and/or phone number under the section: Additional Information About This Loan.		4/18/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 34.75; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Years on Job Borrower has 4 years on job- per WVOE

300373618	176fbe76-8531-4bf9-9269-db1b02cf798c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XX.XX with no resulting COC for subsequent disclosures. The final Closing Disclosure reflects taxes in Section E of $XX.XX resulting in a variance of $XX.XX Refund for cure due.
04/24/2017: Audit reviewed the Closing Disclosure, and had determined that said document includes $XX.XX credit cost to cure. The loan will be rated a Fitch B.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 34.75; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Years on Job Borrower has 4 years on job- per WVOE

300373618	a848729d-2c24-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation	Please provide copy of security deposit and evidence of deposit to borrower's account for departing residence converted to rental listed on the loan application as per Lender Guidelines.
04/24/2017: Please rescind this condition. The attached document was under the heading of other income and shows the $X,XXX deposit to bank from tenant per the Rental Agreement and states “transfer from tenant Ref#XXXXXXXXX Security Deposit.“

04/24/2017: Audit reviewed the Lender Rebuttal, as well as re-analyzed the loan file, and has determined that sufficient evidence was provided via Bank Statement with verification of security deposit on departure residence. Condition rescinded.

 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 34.75; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Years on Job Borrower has 4 years on job- per WVOE

300373618	d106d329-6a4d-4605-adeb-95951ba0fc68	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX reflects a Discount Fee of $X,XXX.XX with no resulting COC for any subsequent disclosures. Final CD reflects Discount Fee of $X,XXX.XX for a variance/refund required of $X.XX.
04/24/2017: Disagree - the discount points at the time of the lock as shown on the XX/XX/XXXX locked LE and lock confirmation were $X,XXX.XX, rounded to $X,XXX as the CFPB requires.
04/24/2017: Audit re-analyzed the Discount Fee, and has determined that the credit was rounded on the LE as required by 1026.37 (o)(4)(I)(A), however, the unrounded number is used for good faith analysis. There is no tolerance violation, nor is a COC required. Condition rescinded.

 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 34.75; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Years on Job Borrower has 4 years on job- per WVOE

300373618	3f36d860-c81c-4bf6-9cd2-ac11fb5f53c1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX reflects a Discount Fee of $X,XXX.XX with no resulting COC for any subsequent disclosures. Final CD reflects Discount Fee of $X,XXX.XX for a variance/refund required of $X.XX.
04/24/2017: Disagree - the discount points at the time of the lock as shown on the XX/XX/XXXX locked LE and lock confirmation were $X,XXX.XX, rounded to $X,XXX.XX as the CFPB requires.
04/24/2017: Audit re-analyzed the Discount Fee, and has determined that the credit was rounded on the LE as required by 1026.37 (o)(4)(I)(A), however, the unrounded number is used for good faith analysis. There is no tolerance violation, nor is a COC required. Condition rescinded.

 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 34.75; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Years on Job Borrower has 4 years on job- per WVOE

300345264	6f6945aa-b41e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		04/11/2017: This finding is not material. Loan will be graded a B for all agencies.
300345264	a7ca63e7-b41e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		04/11/2017: Services provided on WLSP were not itemized. Audit calculated section C fees and are within XX% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300345264	b0f6fab8-bbc0-4343-984c-07b3890a55f7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

04/11/2017:  A Post Closing CD was provided in the file reflecting the government entity assessing the tax.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300345264	a6af639a-b41e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity and the HOA Dues in section H of the final Closing Disclosure do not reflect the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/18/2019: see attached
04/18/2017: Audit review of revised CD includes Section F and Section payees. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided.  Loan will be rated a 'B'. 04/11/2017:  A Post Closing CD was provided in the file reflecting the government entity for the property taxes, however the payee for the HOA Dues was not reflected.  Condition remains.  Loan will be graded a B for all agencies.

300345264	b0cc276e-081e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		04/17/17: CDA reflecting a value of $650,000.00 which is a -0.0% variance. Condition Cleared.
300345264	19c3dd62-8e73-48d3-86e5-e61c5395640b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

04/11/2017:  A Post Closing CD was provided in the file reflecting the Credit Report in section B.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300357160	aae91aec-8d26-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Document is missing the government entity. Provided re-disclosed CD and letter of explanation.		04/21/2017 - A post close CD in the loan file reflects government entity along with LOE and re-disclosed CD to the borrower. Conditioned Cleared. The loan will be rated a B for all Agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.46%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Years on Job Borrower has 6 years in Field

300357160	4a01c4dc-a926-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the final CD reflects the payee as "Reimburse" and not the actual service provider. Provide a re-disclosed CD and LOE to the borrower.		04/21/2017: A Post Close CD reflects the actual service provider along with re-disclosed CD and LOE to the borrower. Condition cleared. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.46%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Years on Job Borrower has 6 years in Field

300357160	a016fc43-8e26-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	04/24/2017: A CDA	04/24/2017: A CDA report reflecting a value $650,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.46%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Years on Job Borrower has 6 years in Field

300328123	b87ab988-e33c-4310-9378-0a2f178cd125	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The final CD reflects Title – E Recording Fee and Title – State Of Il Reg Fee and the LE dated XX/XX/XXXX reflects Title – Recording Fee and Title – Document Prep respectively.  The naming convention is not consistent.  Provide corrected CD and letter of explanation to the Borrower.
05/04/2017: see attached
05/04/2017: Audit review of revised CD with corrected naming convention, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. The client has adopted SFIG guidance. Loan will be rated a 'B'.

300328123	d157a15c-6e2e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/04/2017: see attached
05/04/2017: Audit review of revised CD with Section F payee, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. The client has adopted SFIG guidance. Loan will be rated a 'B'.

300328123	9d44e3f9-ef16-41f6-b8a6-f059103b637e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/04/2017: see attached
05/04/2017: Audit review of revised CD with Section B payees, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. The client has adopted SFIG guidance. Loan will be rated a 'B'.

300334748	8eb8f137-2b0a-4b6a-8ec9-9bb4f59183ab	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section of the final Closing Disclosure does not list the name of the government entity assessing the tax. Please note that a letter of explanation to the borrower along with proof of delivery to the borrower.

04/11/2017:  A Post Closing CD was provided in the file reflecting the government entity assessing the tax.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300334748	43c727f2-761f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	LE's dated XX/XX/XXXX, XX/XX/XXXX & XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		01/11/2017: This finding is not material. Loan will be graded a B for all agencies.
300334748	00a4f4ba-d3bf-4e57-a1cd-703e64977233	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of $ XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure.		04/11/2017: A RESPA Appraisal fee charge cure on the on final CD for $XX. The loan will be graded a B for all agencies.
300334748	a1ab3275-731f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Survey Fee in section H of the final Closing Disclosure is missing the name of the payee.
04/11/2017:  Issue Resolution:  04/06/2017:  A Post Closing CD was provided in the file reflecting the government entity assessing the tax.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300375894	4ffdb8e3-cc82-4264-b589-34b61d3e3fe7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects no appraisal final inspection fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an no appraisal final inspection fee of $XXX resulting in a $XXX refund due for cure.
05/05/2017: A RESPA Final inspection charge cure of $XXX on the final CD. The loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 39.61%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #5.96 months excess reserves

300355756	f71900d9-6c24-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing verbal verification of employment for the co-borrower's previous employer for a X-year employment history. The WVOE in the loan file is incomplete. Additional conditions may apply.	04/21/2017: the co-borrower verbal for previous employer was completed however very light. Attached with the verbal is parts III and IV enlarged.
04/21/2017: Audit reviewed the verbal verification of employment for the co-borrower's previous employer, and has determined that the documentation submitted is light but readable. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 15.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6onths reserves, loan qualified with 70.30 months reserves

300355756	a27c1f7c-6d24-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A credit report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please provide corrected CD and letter of explanation to the borrower.
04/18/2017: A Credit Report fee was added and paid by the lender with LOE to the borrower. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 15.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6onths reserves, loan qualified with 70.30 months reserves

300355756	1baa52ca-6d24-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Asset documentation in file for assets used to qualify are expired. Lender guidelines require that asset documentation be dated within 90 days of the note date. Please provide evidence of updated asset documentation.
															04/21/2017: account was used to source large deposit only and not towards assets. Current statement not needed. Please rescind condition.	04/21/2017: Audit reviewed the Lender Rebuttal, as well as re-analyzed the assets, and has determined that assets are sufficient. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI 15.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6onths reserves, loan qualified with 70.30 months reserves

300334776	997cd049-a623-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.		04/17/2017: A Post Close CD in the loan file reflects the appraisal report fee payee. Condition cleared. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 27.58%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300334776	60f3aa01-a623-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/17/2017: A Post Close CD in the loan file reflects the credit report fee and payee. Condition cleared. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 27.58%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300334776	f9492920-9f23-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence that the HELOC has been closed. Please provide a signed executed document in the loan file stating that the HELOC has been closed. Additional conditions may apply.		4/20/2017: Authorization letter signed by the borrower provided indicating borrower's authorization to terminate line of credit is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 27.58%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300334776	292ffb5c-eb24-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report reflecting a value $2,400,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance.		04/19/2017: A CDA report reflecting a value $2,400,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 27.58%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300335457	15b8daed-4a15-45bb-aef4-5db13412a08d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
The final Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%. The Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%. The LE Loan amount is $XXX,XXX. The Final CD Loan Amount is $XXX,XXX.
4/18/2017: Over-disclosure of APR is considered a non-material finding. Loan will be graded a B for all agencies.
300335457	7f9ff0e8-b223-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP fee – section B: A credit report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in file. The credit report should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.

4/20/2017: A corrected post close CD dated within XX days of consummation was provided to reflect the credit report fee in section B was paid by other. A letter of explanation and evidence of shipping was also provided. Loan will be graded a B for all agencies.

300335457	2f650af8-b223-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail, phone number, etc. under the section: Additional Information About This Loan.		4/18/2017: This finding is not material. Loan will be graded a B for all agencies.
300335457	886f110f-5324-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The LE dated XX/XX/XXXX reflects a Transfer Tax Fee of $X,XXX with no resulting COC for any subsequent disclosures. The final CD reflects a Transfer Tax Fee of $X,XXX resulting in a $XX refund due for cure. Cure provided per $XX lender credit on final CD. Issue cleared- "2" Event.
4/18/2017: Cure provided per $XX lender credit on final CD. Issue cleared- "2" Event.
300335457	2b96954a-ec24-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report reflecting a value $725,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance.		04/19/2017: A CDA report reflecting a value $725,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300334788	b54a78a5-ceeb-4e61-9c00-e669b5293094	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Seller's CD was not provided in the file.
04/18/2017: see attachd04/14/2017: please see attached04/07/2017: Please see attached certified copy of the settlement statement, per the email this is all they can provide. Seller CD is not required. Also attached is the revised CD, lox and delivery label.

04/18/2017: Audit reviewed executed Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 04/14/2017: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains. 04/07/2017: Audit reviewed the executed and true certified copy of the ALTA Final Settlement Statement, and has determined that the documentation submitted is deemed unacceptable. A Seller's Closing Disclosure is required to be provided. Condition remains.

300334788	1a50e2e6-2316-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		03/31/2017: The finding is non material. Loan will be graded a B for all agencies
300334788	67640b39-2c16-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		03/31/2017: A Post Close CD in the loan file reflects the Credit Report Fee payee. Condition cleared. Loan will be graded a B for all agencies
300335960	efdcaeb5-9f35-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The final signed 1008 or loan approval is missing from the loan file.	05/15/2017:	05/15/2017: Audit review of executed 1008 documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.183%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.70 months reserves

300348554	ae9b46c2-4931-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance declaration reflects coverage limit of $XXX,XXX with Note reflecting $XXX,XXX  for a shortfall of $604800; No replacement cost estimate is provided by the insurer. Please provide evidence of insurer replacement cost estimate of $XXX,XXX
05/18/2017: see attached05/16/2017: see attached declarations page that was included in the file upload- there is XXX% replacement coverage included
05/18/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.05/16/2017: Audit reviewed the Lender Rebuttal, and has determined that although the declarations page reflects "XXX% replacement costs", the replacement cost coverage would only cover up to XXX% of the coverage amount and would not deplete that amount for depreciation. Provide evidence of "Guaranteed Replacement Costs" or a "Cost Estimator" to verify the insurable amount. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 49.21%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #257.22 months excess reserves

300348554	10969504-18be-4c77-8dc1-39211612d88a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal fee of $XXX with no resulting COC for any subsequent disclosures. The Final CD reflects a fee of $XXX resulting in a $XX refund due for cure; Lender provided cure at closing per final CD
05/05/2017: A RESPA Appraisal charge cure shown on the final CD. The loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 49.21%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #257.22 months excess reserves

300348554	7545afc1-c031-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing mortgage/deed of trust	The loan file doe not contain a copy of the Security Instrument.	05/12/2017: see attached	05/12/2017: Audit review of executed and notarized Mortgage documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 49.21%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #257.22 months excess reserves

300348554	76bda970-ee33-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Lien Search fee in section H of the final Closing Disclosure should be in section C of the final CD.  The Lien Search fee is not an optional fee.  Provide a corrected CD and letter of explanation to the borrower.
05/16/2017: see attached
05/16/2017: Audit review of revised CD reflects Sections H (Title-Lien Search fee) moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 49.21%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #257.22 months excess reserves

300348554	ca7373e1-ab34-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report		05/09/2017: A CDA report reflecting a value $1,900,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 49.21%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #257.22 months excess reserves

300357159	9fd7725a-632e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing Appraisal Review Report	05/01/2017: CDA	05/01/2017: A CDA report reflecting a value $1,000,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300357159	c72b8666-8f2b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Tax line item in Section F is missing the government entity payee name. The regulations that cover the disclosure of transfer tax (1026.38(g)(1)) and 1026.38(g)(2)) require a payee to be listed. Please provide a corrected CD and LOE to the borrower within 60 days of consummation.
															05/05/2017: see attached	05/05/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. The client has adopted SFIG guidance. Loan will be rated a B.
300373831	ea4b4b4d-1d58-4e2f-a7eb-9890c0a32b7a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

04/12/2017:  A Post Closing CD was provided in the file reflecting the government entity assessing the tax.   A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.20 months reserves

300373831	e3a8fbb8-9a1f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		04/12/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.20 months reserves

300373831	de5fd1a6-f41e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned
File is missing a signed final Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and reserves.  Additional conditions may apply.
04/21/2017: please see attached
04/21/2017: Audit reviewed executed Seller's Closing Disclosure for previous residence, and has determined that the proceed of $XXX,XXX.XX was verified. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.20 months reserves

300373831	eab488d5-2df3-4499-8dd3-8cbf1f1429d4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

04/12/2017:  A Post Closing CD was provided in the file reflecting the payee for the credit report.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.20 months reserves

300373831	22a8f791-021b-435d-a4f1-b0d825a4f805	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XXX.XX is required.
04/12/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.20 months reserves

300342696	d2cce6e4-b114-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Title-Messenger Fee in section H of the final Closing Disclosure dated XX/XX/XXXX should be reflected in section C.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/14/2017: see attached
04/14/2017: Audit review of revised CD reflects Sections H Title fee moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.80 months reserves

300342696	c6429f01-6a51-4569-9f78-4dbcc0341d8f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Seller's CD was not provided in the file.	04/21/2017: from escrow officer- Attached is the executed Est. CD which was also provided at funding. I also printed a final DC, however it's not executed by the Seller. 04/12/2017: see attached
04/21/2017: Audit reviewed evidence of Seller's Closing Disclosure, and has determined that the documentation submitted is deemed acceptable. The client has adopted SFIG guidance. Condition rescinded.04/12/2017: Audit reviewed the Lender Rebuttal and has consulted with Compliance, and has determined that either a combined executed or true certified Closing Disclosure reflecting Buyer and Seller fees -OR- a separate executed or true certified copy of Seller's Closing Disclosure is required per TRID XXXX.XX

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.80 months reserves

300342696	30ab248b-ad84-47e1-96d1-8c4a1892d21d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX.
04/14/2017: see attached
04/14/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.80 months reserves

300342696	29a22f67-a314-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		03/29/2017: The finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.80 months reserves

300342696	c5e845e2-b314-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final Settlement Statement in file indicates a cash to close of $XXX,XXX.XX ($XXX,XXX.XX - refund of $XXX.XX)  vs. the Final CD which reflects a cash to close of $XXX,XXX.XX  with a discrepancy of $XXX.XX.  Please provide either a copy of check for refund or corrected CD to the borrower in the amount of $XXX.XX  along with an LOE and proof of delivery within XX days of consummation.
04/14/2017: see attached
04/14/2017: Audit compared the two documents, and has determined that the Final ALTA Settlement Statement calculations are as follows: X deposits of $XXX,XXX.XX + $X,XXX.XX - (refund) $XXX.XX= $XXX,XXX.XX - cure XX.XX + XXX.XX for total cash to close of $XXX,XXX.XX versus the Post closing CD of $XXX,XXX.XX  (includes cure $XXX). Documentation matches and is deemed acceptable. A revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.80 months reserves

300342696	6e6ebbbe-0064-4616-a2ec-8371e642ce8e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $XXX,XXX.XX  vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.
04/14/2017: see attached
04/14/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a Fitch B. 03/30/2017:  The Final CD provided in the loan file reflects a tolerance cure of $XX.XX, which is sufficient.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.80 months reserves

300342696	9759a56e-8615-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX  at XX%) with no resulting COC for any subsequent disclosures. The Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.

04/14/2017:  Audit reviewed the Final CD provided in the loan file, and has determined that a tolerance cure of $XX.XX was reflected in Section J, cure is sufficient for recording fees.  Loan will be rated a Fitch B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.80 months reserves

300342696	81af16aa-8515-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	A VVOE completed 10 business days before the funding date is required per lender guidelines was not provided in the file.	04/07/2017: see attached	04/07/2017: Audit reviewed the VVOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.80 months reserves

300344154	b4cdfaa6-b61e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	04/18/2017: Short Form	04/18/2017: Appraisal Review Short Form provided in lieu of CDA reflecting a value of $780,000.00 which is a -2.5% variance. Variance within acceptable tolerance. Condition Cleared.
300344154	ed55ce32-c01e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/11/2017: A Post Close CD in the loan file reflects the credit report fee in section B. Condition cleared. Loan will be graded a B for all agencies.
300344154	ef08e5ae-898f-4ea4-b5ea-53bcef021910	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure.		04/13/2017: A RESPA Appraisal charge cure of $XXX was on the final CD. The loan will be graded a B for all agencies.
300344154	b81d6b6d-bd1e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		04/11/2017: The finding is non material. Loan will be graded a B for all agencies.
300344154	61dfd106-c11e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Final Inspection in section H of the final Closing Disclosure is missing the name of the payee. Additionally, the Final Inspection fee in section H is a required inspection and should be located in section B of the final CD.  The fee moved to section B is a 0% tolerance and a refund of $XXX is due to the borrower.   Provide a copy of the refund check within 60 days of consummation, letter of explanation and confirmation of delivery to the borrower.
04/21/2017: see attached
04/21/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 04/13/2017:  A Post close CD reflects the Final Inspection Fee was move from section H to section B however; this fee was not disclosed on the LE dated XX/XX/XXXX and is in a 0% tolerance - a refund of $XXX is due to the borrower.  Condition remains.

300344183	f9b2ba44-5a21-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Tax line item in Section F is missing the government entity payee name. The regulations that cover the disclosure of transfer tax (1026.38(g)(1)) and 1026.38(g)(2)) require a payee to be listed. Please provide a corrected CD and LOE to the borrower within XX days of consummation.

4/20/2017: A post close CD dated within XX days of consummation reflects the payee for the property tax in section F of the CD. A letter of explanation and evidence of shipping was also provided. Loan will be graded a B for all agencies.

300344183	2527ee20-5a21-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		4/14/2017: This finding is not material. Loan will be graded a B for all agencies.
300427530	708c78a0-1137-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Sale of Previous Property	File is missing the final Closing Disclosure verifying the departing residence on the final application was paid off and the Borrower netted sufficient cash to close and/or reserves.	05/17/2017: please see attached
05/17/2017: Audit reviewed executed CD for departing residence, and has determined that proceeds from sale were $XXX,XXX.XX. Evidence of sufficient funds for Reserves was provided, and documentation is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.642%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Years on Job Borrower has 3.67 years on job

300427530	aedb9122-5139-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing Appraisal Review.		05/15/2017: A CDA report reflecting a value $1,010,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.642%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Years on Job Borrower has 3.67 years on job

300346197	a0162b52-d01a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Tax line item in Section F is missing the government entity payee name. The regulations that cover the disclosure of transfer tax (1026.38(g)(1)) and 1026.38(g)(2)) require a payee to be listed. Please provide a corrected CD and LOE to the borrower within XX days of consummation.
04/14/2017: see attached
04/14/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300346197	7b52716f-9f1b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state. Final settlement statement in file indicates cash due from Borrower of $XXX,XXX.XX vs the Final CD which reflects cash due from Borrower of $XXX,XXX.XX - an overpayment of $XXX.XX. A Letter of Explanation and confirmation of delivery to the borrower is required.
04/14/2017: see attached
04/14/2017: Audit compared the Final Settlement Statement and Post Closing CD, and has determined that Final Settlement Statement $XXX,XXX.XX  and Post Closing CD $XXX,XXX.XX  reflect the same cash to close. Condition cleared.

300346197	88d697cf-9e1b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A credit report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in file.  The credit report should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please provide LOE and confirmation to borrower.
04/14/2017: see attached
04/14/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300346197	baa8bf0d-a01b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated X/X/XXXX is missing the lender's e-mail and/or phone number under the section: Additional Information About This Loan.
04/13/2017: We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception." please rescind condition

04/13/2017: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies.

300346195	e5b63423-9220-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee is paid to "Reimburse" and not the actual service provider. Proved a letter of explanation and confirmation of delivery to the borrower.		04/13/2017: A Post Close CD reflects the service provider along with LOE and confirmation of delivery to the borrower. Condition cleared. The loan will be graded a B for all agencies.
 FICO is higher than guideline minimum 806 FICO higher than 720 guideline requirement; Reserves are higher than guideline minimum 6 months reserves required - borrower has $178,143.96 excess reserves; Full Documentation W-2's, Tax returns, Pay stubs, K1, 1065 used to calculate income

300346195	5b97369c-4e27-4181-bb38-7ce6e796d767	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing the borrower's acknowledgement of Intent to Proceed. Please provide the borrower's acknowledgement of Intent to Proceed.	04/19/2017: please see attached	04/19/2017: Audit reviewed Notice of "Intent to Proceed ", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum 806 FICO higher than 720 guideline requirement; Reserves are higher than guideline minimum 6 months reserves required - borrower has $178,143.96 excess reserves; Full Documentation W-2's, Tax returns, Pay stubs, K1, 1065 used to calculate income

300440071	c4957a59-2834-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The final Closing Disclosure reflects charges for Title - Abstract or Title Search, Title - Endorsement fee, Title - Mobile Notary fee, Title - Premium for Lender's Coverage, Title - Recording fee and Title - Settlement or Closing fee in section C. The borrower selected their own provider.  Those fees should be reflected in section B.  Provide corrected CD and LOE to the borrower.
05/08/2017: A Post Close CD reflected fees moved from C to B along with LOE and corrected Cd. The loan will be graded a B for all agencies.
 Disposable Income is higher than guideline minimum Borrower had monthly disposable income of $7,089.61; FICO is higher than guideline minimum Borrower's FICO of 798 was higher than the minumum required of 720; No Mortgage Lates Borrower had no mortgage lates on investment property; Full Documentation Full income / Full asset

300440071	cff52bea-2634-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XX.XX resulting in a $X.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/08/2017: A Post close CD /funding CD reflects the cure of $X.XX with LOE and confirmation of delivery to the borrower. Condition cleared. The loan will be graded a B for all agencies.
 Disposable Income is higher than guideline minimum Borrower had monthly disposable income of $7,089.61; FICO is higher than guideline minimum Borrower's FICO of 798 was higher than the minumum required of 720; No Mortgage Lates Borrower had no mortgage lates on investment property; Full Documentation Full income / Full asset

300346241	2e452236-b435-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee and Credit Report Fee in section B of the funding Closing Disclosure are missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.
05/11/2017:  A Post Closing CD provided in the loan file reflects the payee for the Appraisal Fee and Credit Report Fee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300432184	4ec2caa4-6d41-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	05/31/2017: CDA	05/31/2017: A CDA report reflecting a value $940,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared..
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 51 months payment history with no late payments reported; Years in Field Borrower has 25 years in Field

300377257	9a786354-8926-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX.XX with a refund of $XXX.XX vs the Final CD which reflects a cash to close of $XXX,XXX.XX with no refund.  Provide letter of explanation to the borrower, copy of refund check, and proof of delivery within XX days of consummation.
04/28/2017: see attached-no refund is required
04/28/2017: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. The client has adopted SFIG guidance. Loan will be rated a 'B'. 04/26/17: Documents provided do not clear this condition.  Please provide letter of explanation to the borrower, copy of refund check, and proof of delivery. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 51.80 months reserves

300377257	5f3adf9b-8826-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Loan Amount Exceeds Guidelines
A First Time Homebuyer is considered a primary borrower who has been renting their primary residence for the most recent X years.  The borrowers of the subject loan have been renting their primary residence for the past X years and as a result would be considered first time homebuyers.  Per lender's guidelines, maximum loan amount for first time homebuyers is $X,XXX.XX.  Subject loan amount of $X,XXX,XXX.XX exceeds $X,XXX,XXX guideline maximum.

Please rescind this condition: Borrower is not a first time home buyer. The XXXX tax returns show home mortgage interest of $XX,XXX and XXXX for borrower shows $XX,XXX and the tax returns show the present address in XXXX.  There is also a seller’s final settlement Statement show's the borrower sold that property XX/XX/XXXX.

04/26/17: Upon further review borrower X previously owned a property as primary based on tax returns. Borrower X has rented for the prior X years as indicated on the application. Borrower X now lives in rental with borrower X. Condition rescinded.04/25/17: According to the guides, a first time homebuyer is considered a primary borrower who has been renting their primary residence for the most recent 3 years.  The borrowers of the subject loan have been renting their primary residence for the past 8 years and as a result would be considered first time homebuyers. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 51.80 months reserves

300357107	b9a5036a-7521-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail, phone number, etc. under the section, Additional Information About This Loan.		04/17/2017: This finding is not material. Loan will be graded a B for all agencies.
300357107	a0a55a55-0a48-409c-a64e-5888fd41c10a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Seller's Closing Disclosure was not provided in the loan file.
04/25/17: Lender provided the Estimated Seller CD certified true and correct and signed by the buyer's and seller's. 4/25/2017: Client has adopted SFIG guidance.  Seller CD is out of scope, loan will be graded a B.

300357107	14d38f9f-70b0-4183-a9c5-0a8a81c1c2ab	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/21/2017: see attached
04/21/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300432187	073bfcc8-bc99-4959-a338-d64c78d30982	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Serivces Borrower DID SHOP Fee - Section C exceed corresponding LE fee (0% Variance when Borrower is not permitted to shop for services)
WLSP was not provided causing an assumption that the borrower was not permitted to shop. Fees in Section C are subject to worst case scenario of XX% tolerance. Fees exceed XX% tolerance and a cure is required in the amount of $XXX.XX  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

05/24/2017: see attached05/22/2017: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.

06/01/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'. 05/24/2017: Audit reviewed downloaded documents, and has determine that the incorrect CD was provided for a different borrower and property address. Condition remains.05/22/2017: Audit reviewed the Lender Rebuttal, and has determined that due to the WLSP not being provided, it caused an assumption that the borrower was not permitted to shop. Fees in Section C are subject to worst case scenario of XX% tolerance. Fees exceed XX% tolerance and a cure is required in the amount of $XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13 months reserves; Years on Job Borrower has 4.5 years on job

300432187	fc66cadc-5470-4fe0-9ccc-c436a3c155b9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file.		05/18/2017: SFIG matrix - No Cure - Missing document not provided. EV2 - The loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13 months reserves; Years on Job Borrower has 4.5 years on job

300432187	1f0698f1-cc3b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
05/18/2017 - A Post Close CD in the loan file reflects a credit report fee charge. Conditioned Cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13 months reserves; Years on Job Borrower has 4.5 years on job

300348550	b6c24d99-1c29-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		4/26/2017: CDA provided reflecting reconciled value of $665,000 at 0% variance is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778; No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOR verifies 48 months payment history with no late payments reported; Years on Job Borrower has 4 years on job

300350985	25fac65d-4c6f-423c-b049-7825be26aa5b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	CD Estimated TI&A total $X,XXX.XX . Estimate includes: "some" Homeowner's Insurance.		04/06/2017: Audit re-analyzed the loan, and has determined that the finding is invalid. Condition rescinded.
300350985	609bd6f9-925d-4407-ac5a-215d69783877	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. Lender classified an initial Flood Escrow payment of $XXX.XX in Section G as an Initial Escrow payment.
															04/06/2017: Disagree - flood insurance premium is not a finance charge per TILA 1026.4(d)(2).	04/06/2017: 04/06/2017: Audit re-analyzed the loan, and has determined that the finding is invalid. Condition rescinded.
300350985	c2d3433d-849a-4c56-8e58-b8385a358f9b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment	CD Estimated TI&A total $X,XXX.XX Estimate includes: "some" Homeowner's Insurance. (P&I matches)		04/06/2017: Audit re-analyzed the loan, and has determined that the finding is invalid. Condition rescinded.
300350985	09ee64ce-a518-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and/or phone number under the section: Additional Information About This Loan		4/3/2017: This finding is not material. Loan will be graded a B for all agencies.
300350985	d94ecd19-b615-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Hazard Insurance Shortfall
The total coverage amount of $XXX,XXX.XX (which includes XXX% replacement coverage) is less than the loan amount of $XXX,XXX.XX, and below the Appraisal Total Estimate of Cost-New of $XXX,XXX.XX. File is missing the Cost Estimator from the property Insurer; therefore, total coverage is short by $XXX,XXX.XX and insufficient. The Cost Estimator from the property Insurer, a Letter of Explanation and confirmation of delivery to the borrower is required.

04/18/2017: attached is the cost estimator04/06/2017: The policy states it’s XXX% replacement cost and a cost estimator should not be required. Please escalate this condition to the appropriate parties for it to be rescinded.

04/18/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.04/06/2017: Audit escalated issue to Compliance for further review of XXX% replacement cost vs guaranteed replacement costs. Pending review, condition remains.

300350985	bd323cf2-cac8-4c22-83bb-b17d1f4bb7d7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed exceeds the $XXX tolerance for Purchases. The final CD Amount Financed is $XXX,XXX.XX. The calculated Amount Financed value is $XXX,XXX.XX for a $XXX.XX over disclosure. A Letter of Explanation and confirmation of delivery to the borrower is required. Lender classified an initial Flood Escrow payment of $XXX.XX in Section G as an Initial Escrow payment.
04/06/2017: Audit re-analyzed the loan, and has determined that the finding is invalid. Condition rescinded.
300350985	6720f225-a518-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Flood Insurance required to be escrowed post 1/1/2016
FLOOD INSURANCE IS ESCROWED- CLOSEST FINDING ON DROPDOWN. The total coverage amount of $XXX,XXX (which includes XXX% replacement coverage) is less than the loan amount of $XXX,XXX, and below the Appraisal Total Estimate of Cost-New of $XXX,XXX. File is missing the Cost Estimator from the property Insurer; therefore, total coverage is short by $XXX,XXX and insufficient. The Cost Estimator from the property Insurer, a Letter of Explanation and confirmation of delivery to the borrower is required.
04/06/2017: The maximum Flood insurance is $XXX,XXX Please escalate this condition to the appropriate parties for it to be rescinded.
04/06/2017: Audit concurs with the Lender Rebuttal, and has determined that the standard building coverage to insure a residential building’s structural elements is up to $XXX,XXX.XX The policy within the loan file reflects $XXX,XXX.XX which is the maximum for Flood Insurance, therefore a Cost Estimator is not necessary. Condition rescinded.

300350985	c22c24f3-c9d4-4d35-a5ef-eb772ede3332	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow	CD Estimated TI&A total $X,XXX.XX Estimate includes: "some" Homeowner's Insurance.		04/06/2017: Audit re-analyzed the loan, and has determined that the finding is invalid. Condition rescinded.
300355748	2d40127a-bb74-42f3-ae74-2be8bf670444	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)	Total Closing Variance (page 1 vs page 2): Costs paid by Borrower in the amount of $XX,XXX.XX (page X) is the same amount on page X.	04/21/2017: Disagree - they match	04/21/2017: Audit reviewed Closing costs, and has determined that the client has adopted SFIG guidance. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOR report verifies 74 months payment history with no late payments reported; Years on Job Borrower has 10 years on job- per WVOE

300355748	0a4b7b2c-6b24-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and/or phone number under the section: Additional Information About This Loan.		4/19/2017: This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOR report verifies 74 months payment history with no late payments reported; Years on Job Borrower has 10 years on job- per WVOE

300355748	3b4e46ec-3625-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	04/21/2017: please see attached 1008	04/21/2017: Audit reviewed the final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOR report verifies 74 months payment history with no late payments reported; Years on Job Borrower has 10 years on job- per WVOE

300355748	4b5676e9-9412-47bd-8c74-6c3331ffbd8f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Seller CD states "draft"- no dates were found- signed by Sellers.	04/21/2017: please see attached	04/21/2017: Audit reviewed Seller's Closing Disclosure, and has determined that the client has adopted SFIG guidance. Therefore, the finding is invalid. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOR report verifies 74 months payment history with no late payments reported; Years on Job Borrower has 10 years on job- per WVOE

300348585	3210aa6b-4317-429d-ad1d-443c2f6936ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.  Additionally, a Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

04/201/2017:  A Post Close CD reflects payee for the appraisal and a credit report fee paid by lender with LOE and confirmation of delivery to the borrower.  Condition cleared.  The loan will be rated a B for all agencies.

300348585	6d2d4269-0026-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Taxes in section F of the final Closing Disclosure is missing the name of the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

4/25/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300348585	b1f1c5a3-0000-49d7-a808-029efd51a5bd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure.  The final Closing Disclosure reflects an APR of X.XX%.  The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of 0.127% and excess allowable tolerance of X.XXX%.
04/20/0217: This is a non-material issue for an over-disclosure. The loan will be rated a B for all agencies.
300348585	8be4c9d9-79f4-44c0-b6bf-1db70e4e35da	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure reflects an APR of X.XXX%. The most recent Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%.
04/20/0217: This is a non-material issue for an over-disclosure. The loan will be rated a B for all agencies.
300348585	0a608b4e-b1fe-4171-bb5f-22a4fda8108c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XXX refund due for cure.		04/20/2014: A RESPA Appraisal fee charge cure on final CD in file. The loan will be graded a B for all agencies.
300421971	24cd8c6b-cf30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		5/5/2017: CDA provided reflecting reconciled value of $1,150,000 at 0% variance is deemed acceptable. Condition cleared.
300421971	a6df0c49-5a78-46c6-8112-651bea3ebe79	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $X,XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects Credit Report Fee of $X,XXX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XX.XX is required.
05/04/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300348571	b2efebb9-f31d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		04/13/2017: CDA provided reflecting a value of $635,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300348559	2ae85604-252c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee in section B of the final Closing Disclosure is paid to "Reimburse to the broker" and should be paid to the actual service provider.  Provided a re-disclosed CD and LOE to the borrower.
04/28/2017: A Post Close CD reflects the actual service provider and LOE to the borrower. Condition cleared. The loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 61.71%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; Years on Job Borrower has 8 years on job.

300348559	44cb621f-0b2c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.		04/28/2017: A Post Close CD in the loan file reflects the government entity payee. Condition cleared. Loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 61.71%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; Years on Job Borrower has 8 years on job.

300348559	e9841661-302c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.  The HELOC closure letter in the loan file is not executed by the borrowers.
05/03/2017: please see attached
05/03/2017: Audit reviewed executed HELOC closure letter, and has determined that the account number on said letter reflects credit report HELOC account number. Documentation submitted is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 61.71%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; Years on Job Borrower has 8 years on job.

300348559	14a51fea-642e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing Appraisal Review Report	05/01/2017: CDA	05/01/2017: A CDA report reflecting a value $820,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 61.71%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; Years on Job Borrower has 8 years on job.

300348570	a1e43a3d-cb86-4bd9-aa28-db92cab715fd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.XX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%.
04/28/2017: This is non-material. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.5 months reserves.

300348570	dd08b08d-2d2c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.		04/28/2017: This is non-material. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.5 months reserves.

300348570	554b0914-2f2c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect a Transfer Tax fee and no resulting COC for subsequent disclosures.  The Post Close CD reflects taxes in Section E of $XX resulting in a variance of $XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/09/2017: please see attached
05/09/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.5 months reserves.

300348570	0b063752-642e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing Appraisal Review Report	05/01/2017: CDA	05/01/2017: A CDA report reflecting a value $755,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.5 months reserves.

300348570	dd2f8bc4-2c2c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The total coverage amount of $XXX,XXX (which includes XXX% replacement coverage) is less than the loan amount of $XXX,XXX. File is missing the Cost Estimator from the property Insurer; therefore, total coverage is short by $XX,XXX and insufficient. The Cost Estimator from the property Insurer, a Letter of Explanation and confirmation of delivery to the borrower is required.
05/03/2017: please see attached
05/03/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.5 months reserves.

300348570	58015669-5d07-4325-bef1-3045c4131c94	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee and Credit Report fee in section B of the final Closing Disclosure reflect being paid to "Reimburse to the broker" and should be to the actual service provider.  Provide a re-disclosed CD and LOE to the borrower.
04/28/2017: A Post Close CD reflects the actual service provider for both fees and LOE to borrower. Condition cleared. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.5 months reserves.

300349952	9c63c835-352c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.
04/28/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300349952	cc986e03-352c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing interim CD dated XX/XX/XXXX per Disclosure History and corresponding Change of Circumstance Form provided in the file.	05/03/2017: please see attached	05/03/2017: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300348583	ac8b5de4-291e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	04/17/2017: see attached	04/17/2017: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300348583	35c8fe8f-221e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	04/18/2017: CDA	04/18/2017: A CDA report reflecting a value $639,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300348583	d7fc94d9-eb1d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail, phone number under the section, Additional Information About This Loan. No Cure.		04/10/2017: This is a non-material finding. The loan will be graded a B for all agencies.
300348583	3d2319d3-44d5-4e76-ba76-c2d096e6c842	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
04/20/2017: see attached
04/20/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300348583	43323843-25c0-4259-ab52-a2938605c3a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing seller’s Closing Disclosure	04/14/2017: see attached	04/14/2017: Audit reviewed executed Seller's CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300440070	6b4006f7-61a4-4187-b7ee-dd72bc96ed73	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Credit report fee in section B of the final Closing Disclosure reflects “reimburse” to the broker and should be to the actual service provider.  Provide corrected CD and letter of explanation to the Borrower.
05/31/2017: see attached
05/31/2017: Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300440070	7e30ce0f-6841-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/31/2017: CDA	05/31/2017: A CDA report reflecting a value $565,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300440070	92e42305-4917-438d-80f0-d3d5c28475f2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Title - Attorney Fee - Borrower in section H of the final Closing Disclosure is missing the word "Optional" for a fee paid by the borrower.  Provided a corrected CD and letter of explanation to the borrower.
05/31/2017:
05/31/2017: Audit review of revised CD includes "optional" for fee in Sections H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300376408	3c445cae-0526-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's email and phone number, under the section, Additional Information About This Loan.		04/21/2017: This is a non-material issue. The loan will be rated a B for all agencies.
300376408	feac63eb-8f26-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		04/25/17: Lender provided the broker's Affiliated Business Disclosure signed and dated within X days of the application date. Condition cleared.
300441061	d7b1eaf9-7944-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/01/2017: CDA provided reflecting a value of $825,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300357136	e4cb5894-0525-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan. No Cure.
04/19/2017: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD. The client has adopted SFIG guidance. Condition rescinded.

300357136	ab11d6e4-ec24-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report reflecting a value $1,000,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance.		04/18/2017: A CDA report reflecting a value $1,000,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300373623	208c7f08-00d2-4467-a77d-9f607834063a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $X,XXX resulting in a $XXX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

04/19/2017:  04/19/2017:  The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient.  Loan will be rated a B for all agencies.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.51%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Years in Field Borrower has 15 years in Field

300373623	16a66fde-5958-41ae-9558-76246ec683ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

04/16/2017:  A Post Closing CD provided in the file reflects the government entity assessing the tax.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.51%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Years in Field Borrower has 15 years in Field

300373623	ebb3dcc3-2825-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with an unspecified amount of replacement cost.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX, which reflects a $XX,XXX coverage shortfall.  Cost Estimator must be provided.
04/21/2017: see attached replacement cost estimator
04/21/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.51%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Years in Field Borrower has 15 years in Field

300401856	ea3b1f5d-b72e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Tax and State Recording fee in section E of the final Closing Disclosure do not list the name of the government entities. Provide corrected CD and LOE to the Borrower.	05/08/2017: see attached
05/08/2017: Audit review of revised CD includes payees all Sections E fees, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300401856	4c518867-b22e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	05/03/2017: CDA	05/03/2017: A CDA report reflecting a value $1,350,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300401856	ad33e21a-c42e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX with no resulting COC for subsequent disclosures. The CD dated XX/XX/XXXX reflects taxes in Section E of $X,XXX resulting in a variance of $XXX.
05/02/2017: A RESPA Transfer Tax charge cure on the final CD. The loan will be graded a B for all agencies.
300401856	041e5899-b0ad-4a46-99e1-82fc6d90dfd2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of #XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XX.XX resulting in a $X.XX refund due for cure.
05/02/2017: A RESPA Credit Report charge cure on the final CD. The loan will be graded a B for all agencies.
300405721	d3cd2cf8-bc3c-4bc1-bc94-acf2bd0391aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

04/28/2017:  A Post Close CD was provided in the file reflecting the Credit Report Fee in section B.  A letter of explanation to the borrower was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.80 months reserves; Years on Job Borrower has 14 years on job

300405721	e917f273-532c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	URLA - Final provided in the loan file does not reflect the borrower's secondary job, assets, liabilities, or schedule of real of estate owned. Please provide fully, completed final loan application.	05/18/2017: see attached	05/18/2017: Audit reviewed the executed (fully completed) Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.80 months reserves; Years on Job Borrower has 14 years on job

300405721	38a8ec9b-542c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Initial CD dated XX/XX/XXXX was not provided in the file.	05/05/2017: see attached	05/05/2017: Audit reviewed the initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.80 months reserves; Years on Job Borrower has 14 years on job

300405721	3de975c5-542c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Documentation	Proof of delivery for the corrected CD was not provided in the file. Please provide copy of packing slip as proof of delivery.	05/05/2017: see attached
05/05/2017: Audit reviewed revised CD , Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided.  Loan will be rated a 'B'. The client has adopted SFIG guidance.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.80 months reserves; Years on Job Borrower has 14 years on job

300405721	05ac20ef-dd2f-4621-b739-6dffd095b150	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The final CD reflects Title – Endorsement Fee and the LE dated XX/XX/XXXX reflects Title – Miscellaneous Title Charges. The naming convention is not consistent.  Provide corrected CD and letter of explanation to the Borrower.
05/05/2017: see attached
05/05/2017: Audit review of revised CD,  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided.  Loan will be rated a 'B'. The client has adopted SFIG guidance.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.80 months reserves; Years on Job Borrower has 14 years on job

300375770	3777e50f-216b-4a4c-b441-ec205512f0ed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The title fees are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for these title services.  These title service provider fees should be listed in section B of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

05/01/2017:  A Post Close CD was provided in the file reflecting the title fees in section B.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.77%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 192 reserves

300375770	91418590-3a1e-4eb4-890b-629b38d4fde9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	Initial Escrow Account Disclosure was not provided in the loan file.	05/05/2017: see attached	05/05/2017: Audit review of Initial Escrow Account Disclosure documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.77%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 192 reserves

300375770	708b8815-36ca-45af-a104-144458574673	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.
05/01/2017:  A Post Close CD provided in the file reflected the Transfer Taxes removed.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.77%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 192 reserves

300377310	a0244eb8-e530-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated business disclosure for the broker. if the broker is not affiliated with any other businesses, please provide an attestation stating such.	05/09/2017: please see attached	05/09/2017: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300377310	cb5968a2-e730-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/04/2017: A Post Close CD in the loan file reflects the credit report fee and payee. Condition cleared. Loan will be graded a B for all agencies
300377310	ffac1dcd-b134-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report		05/09/2017: A CDA report reflecting a value $2,000,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300377310	2d0dea58-a5a9-4108-8d2d-4a615b92e8cd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Borrower not provided 3 day rescission period	Evidence of borrower was not provided X day of rescission period. The final CD was signed on XX/XX/XXXX and the rescission expiration date is XX/XX/XXXX No cure.		05/04/2017: A Post Close CD in the loan file reflects the Disbursement date on XX/XX/XXXX Condition cleared. Loan will be graded a B for all agencies
300377310	b60b9679-bda8-4f80-be76-c9044fe2dac4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE dated XX/XX/XXXX reflects a Discount Points Fee of $X,XXX.XX with no resulting COC for any subsequent disclosures.  Final CD reflects a Discount Points Fee of $X,XXX.XX, however the Post Close CD dated XX/XX/XXXX reflects a Discount Points Fee of $X,XXX.XX for a variance/refund required of $X,XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/10/2017: please see attached explanation and documents05/09/2017: Disagree - Tolerance of $X,XXX.XX was shown on the Post Close CD.
05/10/2017: Audit reviewed the Lender Rebuttal, as well as all documentation provided, and has determined that the documentation supports the adjustment and cure to borrower on the Post Funding CD. Loan will be rated a Fitch B.  05/09/2017: Audit reviewed the Lender Rebuttal, and has determined that due to tolerance cure AFTER funding, proof that cure was sent via copy of check is required. Condition remains. 05/05/2017:  A Post Close CD was provided in the file along with letter to the borrower and proof of delivery, however copy of refund check as evidence of refund to the borrower within XX days of consummation was not provided.  Condition remains. Loan will be rated a B for all agencies.

300436446	9a04e6d4-af34-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report		05/09/2017: A CDA report reflecting a value $780,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 157 months reserves

300436446	d2b2deb2-aa31-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	All pages of the Mortgage/Deed of Trust was not provided. The attached legal description is missing.		05/09/17: Lender provided a copy of the Mortgage/Deed of Trust including Exhibit "A", which provides the legal description, and condominium rider, for the subject property. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 157 months reserves

300374897	937b1918-d53b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the final Closing Disclosure reflected paid to "Reimburse" to the broker and not the actual service provider. Provided correct CD and LOE to the borrower.		05/18/2017: A Post Close CD reflected the correct payee and LOE to the borrower. Condition cleared. The loan will be graded a B for all agencies.
300375860	ee7699e2-a026-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	04/24/2017: A CDA	04/24/2017: A CDA report reflecting a value $1,215,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300375860	8757d73b-a026-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's NMLS License ID, under Additional Information About This Loan.		04/21/2017: This is a non-material issue. The loan will be graded a B for all agencies.
300375860	0697cf57-a026-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit report and appraisal fee in section B of the final Closing Disclosure reflects “reimburse” to the broker and does not reflect the name of the service provider.  Provide a re-disclosed CD and LOE to the borrower.
04/21/17: A post Close CD in the loan file reflects the credit report and appraisal fee name of the payee along with LOE to the borrower.. Condition cleared. Loan will be graded a B for all agencies.
300433046	f50d3345-7a2e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

5/09/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided are deemed acceptable. Loan will be graded a B for all agencies.

300433046	50c8f3eb-0e5b-4b47-ba36-dbe9e08fb0cd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial Closing Disclosure timing requirement not met
The CD was provided on XX/XX/XXXX.  No copy of initial CD in file.  The tracking disclosure history in the loan file reflects the initial CD was E Consented by the borrower on XX/XX/XXXX however; a copy of the CD is missing from the loan file.
															05/05/2017: see attached	05/05/2017: Audit reviewed the initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300434441	0618cf0a-bafc-4d46-b192-9f2b06ab49a3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP fee – section B: A credit report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in file. The credit report should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.
05/23/2017: A post Close CD in the loan file reflects the credit report fee. Condition cleared. Loan will be graded a B for all agencies.
300434441	4cd0648b-f53f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA Review Appraisal not in file	05/25/2017: CDA	05/25/2017: A CDA report reflecting a value $1,275,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300377259	e0efe45e-dd29-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX.XX with a refund to the borrower in the amount of $XXX.XX vs the post close CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $X,XXX.XX.  Provide explanation for the discrepancy.
05/02/2017: see attached
05/02/2017: Audit review of revised CD, check for cure of $XXX, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 816; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61 months reserves; Years on Job Co-Borrower has 7 years on job

300377259	e905fefb-8ffe-4f56-9fac-a2253b35ad02	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
05/02/2017: see attached
05/02/2017: Audit review of revised CD, check for cure of $XXX, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a Fitch 'B'. 04-25-2017 - A Post Close CD in the file reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 816; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61 months reserves; Years on Job Co-Borrower has 7 years on job

300377259	ce82e7ed-c829-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
04-25-2017 - A Post close CD in the loan file reflects a credit report fee charge. Conditioned cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 816; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61 months reserves; Years on Job Co-Borrower has 7 years on job

300377259	557a1d23-7826-42f4-b7fc-32b833fe5a03	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
05/02/2017: see attached
05/02/2017: Audit review of revised CD, check for cure of $XXX, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a Fitch 'B'.XX/XX/XXXX - A Post Close CD in the file reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX which exceeds allowable $XXX variance/threshold for Purchase Transactions still remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 816; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61 months reserves; Years on Job Co-Borrower has 7 years on job

300377259	61e26711-c929-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		4/26/2017: CDA provided reflecting reconciled value of $1,175,000 at 0% variance is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 816; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61 months reserves; Years on Job Co-Borrower has 7 years on job

300377259	32bea720-c929-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XXX% replacement cost ($XXX,XXXX) for total coverage of $XXX,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  This reflects a $XXX,XXX coverage shortfall and therefore a Cost Estimator must be provided.
05/03/2017: see attached
05/03/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 816; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61 months reserves; Years on Job Co-Borrower has 7 years on job

300377259	1c2a5f1c-84ac-4ada-ba7d-ffcb83cad4fe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

04/25/2017:  A Post Closing CD provided in the file reflects the government entity assessing the transfer taxes.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 816; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61 months reserves; Years on Job Co-Borrower has 7 years on job

300376410	4d856697-e6bc-4474-90d9-3533e10b0d3e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XX.XX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $XX.XX resulting in a variance of $X.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
04/24/2017: The Final CD reflects a post close tolerance cure of $X.XX, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.30 months reserves

300376410	b98dca7a-1f29-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with no evidence of replacement cost.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX, which reflects a $XXX,XXX, coverage shortfall.  Cost Estimator must be provided.
04/28/2017: please attached email and document, per insurance agent condos don't need cost estimator.
05/01/2017: Audit review of Master Insurance Declaration page reflects adequate dwelling coverage, documentation was provided within the original loan file. Condition rescinded.  04/28/2017: Audit reviewed the Lender Rebuttal, and has determined that a Master Insurance Declaration page is required from the HOA. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.30 months reserves

300376410	c7b016e3-d85b-4ac4-8576-44d8567deaf1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/28/2017: Audit reviewed missing payee for Section E Transfer Tax, and has determined that loan will be rate a B, as the client has adopted SFIG guidance.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.30 months reserves

300376410	b70e66af-0129-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		4/26/2017: CDA provided reflecting reconciled value of $700,000 at 0% variance is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.30 months reserves

300376410	2cb626e8-6213-4233-a54f-4f6308574b67	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS of the Borrowers Real Estate Broker is missing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

04/24/2017:  A Post Closing CD provided in the loan file reflects the NMLS of the Borrowers Real Estate Broker.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.30 months reserves

300425629	a89c9063-442c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure is paid to 'Reimburse to the Broker" and should be paid to the actual service provider.  Provided a re-disclosed CD and LOE to the borrower.
04/28/2017: A Post Close CD reflects the actual service providers and LOE to the borrower. Condition cleared. The loan will be rated a B for all agencies.
300376409	3b97563c-392c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.		04/28/2017: This is non-material issue. The loan will be graded a B for all agencies.
300376409	76b8cca9-1c2c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax/state tax/stamps listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax.		04/28/2017: A Post Close CD in the loan file reflects the transfer tax/state tax/stamps payee. Condition cleared. Loan will be graded a B for all agencies
300376409	de2f8bc4-2c2c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee and the Credit Report fee in section B of the final Closing Disclosure are paid to 'Reimburse to the Broker" and should be paid to the actual service provider.  Provided a re-disclosed CD and LOE to the borrower.
04/28/2017: A Post Close CD reflects the actual service providers and LOE to the borrower. Condition cleared. The loan will be rated a B for all agencies.
300376409	1bb156af-622e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing Appraisal review report	05/01/2017: CDA	05/01/2017: A CDA report reflecting a value $835,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300422966	fdb7e92b-64d4-45b4-8db1-1d7b74c8ddc6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects no Final Inspection fee with no resulting COC for any subsequent disclosures. The Final & Post Close CDs reflect a Final Inspection fee of $XXX.XX in section H.  This fee should be reflected in section B resulting in a $XXX.XX refund due for cure or proof of third-party payee should be provided as the CD reflects paid by broker.
05/04/2017: please see attached
05/04/2017: Audit review of revised CD reflecting Final Inspection as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 63.45%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #33.45 months excess reserves

300422966	79057fc6-0230-43fa-9eb2-343e7fcce98c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.  Additionally, the Final and Post Closing CDs reflect a Final Inspection fee of $XXX.XX in Section H paid to lender's affiliate.  This fee should be reflected in section B. Please provide a letter of explanation and confirmation of delivery to the borrower.
05/04/2017: please see attached revised CD
05/04/2017: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'. 05/01/2017:  A Post Close CD provided in the file reflects the payee of the Appraisal Fee.  A letter of explanation along with proof of delivery was also provided in the file, however section B does not reflect the Final Inspection fee of $XXX.XX.  Condition remains.  Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 63.45%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #33.45 months excess reserves

300422966	9eaad7f8-482d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA Fees for REO #X or borrower signed affirmation that no HOA Maintenance fees are payable on the property; additional conditions may apply.	05/04/2017: Please rescind this condition as there are not any guidelines requiring this. Nothing in the file or Zillow has any mention of it being a PUD or condo.
05/04/2017: Audit re-analyzed the loan file, and has determined that no evidence of an HOA was found within the loan documents. The Lease Agreement does not indicate an HOA nor do the Schedule E Tax Returns. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 63.45%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #33.45 months excess reserves

300422966	6e6af032-492d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Missing Hazard Insurance Declaration; documentation in file is pending a policy number; Lender guidelines require a full policy declaration.	05/04/2017: please see attached	05/04/2017: Audit reviewed the Hazard Insurance Declaration, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 63.45%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #33.45 months excess reserves

300377308	1e4c9caf-35e5-4c5c-8e9a-fff94191952e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

05/08/2017:  A Post Close CD was provided in the file reflecting the credit report payee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300422486	7cb11f19-1b37-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A credit report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in file. The credit report should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.
05/12/2017: Post Close CD reflects credit report fee in section B. Loan will be graded a B for all agencies.
300422486	6cb09d7c-3c37-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD is missing payee for the property taxes in section F.		05/12/2017. Post close CD issued correcting payee. Loan will be graded a B for all agencies.”
300435606	68d2372b-c73c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	05/24/2017: see attached	05/24/2017: Audit review of Affiliated Business Disclosure submitted is missing "Broker/Lender" name. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59 months reserves; Years Self Employed Borrower has 5 years Self Employed

300435606	88727368-a23c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home Warranty fee in section H of the final CD is missing the name of the service provider. Provided a corrected CD and LOE to the borrower.	05/30/2017: see attached
05/30/2017: Audit review of revised CD includes payee to all fees in Sections H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  05/19/2017:  A Post Close CD in the loan file still does not reflect the service provider.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59 months reserves; Years Self Employed Borrower has 5 years Self Employed

300435606	8d29d5d2-237e-43d1-8386-0d0e052dfd31	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects (an Appraisal Fee of $XXX resulting in a $XXX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/18/2017 - The final CD shows a cost to cure of $XXX. Condition Cleared. The Loan will be rated a B for all Agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59 months reserves; Years Self Employed Borrower has 5 years Self Employed

300435606	ad34c584-003c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX.  A cost estimator from the insure was not provided.
05/30/2017: see attached
05/30/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59 months reserves; Years Self Employed Borrower has 5 years Self Employed

300435606	173cead1-013c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
05/18/2017 - A Post Close CD in the loan file reflects a credit report fee charge. Conditioned Cleared. The loan will be rated a B for all Agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59 months reserves; Years Self Employed Borrower has 5 years Self Employed

300433403	4804e4af-66d2-40e1-87ad-38529cf3f21f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

05/05/2017:  A Post Close CD provided in the file reflects the government entity assessing the tax.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.47%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.20 months reserves

300433403	60f2b746-cb31-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The HOA Capital/Record Change, HOA Dues and HOA Dues - May in section H of the final Closing Disclosure are missing the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

05/05/2017:  A Post Close CD provided in the file reflects the payee for the section H fees.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.47%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.20 months reserves

300433403	4275d659-aa34-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report.		05/09/2017: A CDA report reflecting a value $690,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.47%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.20 months reserves

300433403	ea796fa7-5aa2-4ef1-81d1-6bab8e50999b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

05/05/2017:  A Post Close CD provided in the file reflects the License ID of the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.47%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.20 months reserves

300433403	9687f43f-f161-4a5a-b24a-8429f7857eda	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XX.XX is required.
05/05/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.47%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.20 months reserves

300433403	88035e4c-ca31-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XXX% replacement cost ($XX.XX) for total coverage of $XXX,XXX The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX, which reflects a $XXX,XXX coverage shortfall.  Cost Estimator must be provided.

05/22/2017: Per the insurance page 1 of the dec page shows the coverage is A Plus, page X of the attached document states the this coverage will cover damages above and beyond the coverage amount. Please note this information was also included in the initial upload. Please rescind condition.

05/22/2017: Audit concurs with the Lender Rebuttal, and has determined that the Coverage A Plus states that "this coverage extends the loss settlement to pay for damage, even if the cost exceeds the limit of liability shown in the Declarations". Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.47%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.20 months reserves

300433403	5db5be7b-a031-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure reflects the payee as the broker. The name of the actual payee must be reflected. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

05/05/2017:  A Post Close CD provided in the file reflects the payee for the Credit Report.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.47%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.20 months reserves

300427452	23c9ccc7-d742-4308-a872-8689c7dd3bfa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/17/2017: please see attached
05/17/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.391%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Years on Job Borrower has 15 years on job

300427452	0137282b-af96-46ef-b4e9-0573f5bd5219	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

05/11/2017:  A Post Close CD was provided in the file reflecting the Credit Report in section B.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.391%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Years on Job Borrower has 15 years on job

300427452	30112869-5136-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Executed Personal Tax Returns	Guidelines require X years signed and dated personal tax returns with all schedules. Signed XXXX and XXXX returns not provided.
05/18/2017: with the attached email please have this condition reviewed by client management, thank you.05/17/2017: The XXXX tax returns are signed. There are tax transcripts for XXXX and XXXX. The borrower’s income being used is only his W-2 Wage earnings so signed tax returns are not required. Please rescind this condition. Thanks.

05/24/2017: Audit acknowledges the client approved exception for Tax Transcripts in lieu of Personal Tax Returns. Loan will be rated a B.05/18/2017: Guideline Exception is pending review from client.05/17/2017: Audit reviewed the Lender Rebuttal, and has determined that Tax Transcripts can be used in lieu of executed Personal Tax Returns for Appendix Q. HOWEVER, the Lender Guidelines require all tax returns to be signed and dated on or before the closing date, it does NOT state anywhere that Tax Transcripts can be used in lieu of Personal Tax Returns. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.391%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Years on Job Borrower has 15 years on job

300425339	37cf0ebb-6cd2-4d5c-b2ce-3caa3fd8b929	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
$XX,XXX.XX > $XX,XXX.XX maximum Points and fees by $X,XXX.XX allowed under QM. Discount points included in points and fees as a rate sheet was not in file to verify the par rate, unable to determine discount points are bona fide and therefore, excludable.
															06/01/2017: see attached	06/01/2017: Audit reviewed the Par Rate submitted, and has determined that the Points and Fees are bona fide, and therefore excludable. Loan passes QM. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 30 months payment history with no late payments reported; Years in Field Co-Borrower has 5 years in Field

300425339	b7099ab4-b641-4618-88d7-6ec1c39b0bd5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the final Closing Disclosure is missing the name of the payee.  Additionally,  The Title – Endorsement Fee, Title – Premium For Lender’s Coverage, Title – Recording Fee and Title – Settlement Or Closing Fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for these title services.  These title service provider fees should be listed in section B of the CD.

05/22/2017:  A Post Close CD provided in the file reflected credit report payee and title services fees in section B.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 30 months payment history with no late payments reported; Years in Field Co-Borrower has 5 years in Field

300425339	d2187310-0b61-4004-bf2c-58561a0e990f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.
05/22/2017:  A Post Close CD provided in the file reflected the government entity assessing the tax.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 30 months payment history with no late payments reported; Years in Field Co-Borrower has 5 years in Field

300434419	1420ba29-45d4-408f-bac5-f39919a31cb3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

05/08/2017:  A Post Close CD was provided in the file reflecting the License ID of the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300425662	40829951-c73b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	Missing March account statement for borrower's checking account. Per lender's guidelines, the two most recent, consecutive month’s statements for each account are required.
05/22/2017: the loan qualified with assets from Bank accts listed X & X on 1003 in which there are XXX months statements provided. Bank acct not listed on 1003 wasn't needed used for assets therefore X months isn't needed. Please rescind this condition.

05/22/2017: Audit concurs with the Lender Rebuttal, and has determined that the checking account with one statement was not needed to qualify. Total assets are $XXX,XXX.XX minus cash to close of $XXX,XXX.XX minus X months reserves of $XX,XXX.XX  equals $XX,XXX.XX in excess reserves. Evidence of sufficient assets were provided. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.40 months reserves

300425662	a8082ab2-c93b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception	The Post Close CD reflects a Seller Credit in the amount of $XXX.XX, however the Seller CD does not reflect a Seller Credit. Please provided explanation for the $XXX.XX discrepancy.	05/23/2017: please see attached CD	05/23/2017: Audit reviewed revised CD, and has determined that the client has adopted SFIG guidance. Seller CD is non-material. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.40 months reserves

300425662	e57337fb-daf7-4450-a1fb-7085e0cb3241	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The TIEFF and Title - Closing Protection Letter in section X of the final Closing Disclosure reflects the incorrect service provider.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

05/18/2017:  A Post Close CD provided in the loan file reflects the correct service provider in section C.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.40 months reserves

300425662	f49588d4-213b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Report fee and the Credit Report fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.
05/17/2017: A Post Close CD in the loan file reflects the Appraisal Report fee and the Credit Report fee payee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.40 months reserves

300440069	f6ff7af5-dd3d-426f-b4cb-ef8dedb8f1d9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of -X.XXX% and exceeds allowable tolerance of X.XXX%.
05/22/2017: This finding is not material. Loan will be graded a B for all agencies.
300440069	d7f77932-d03c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee and Appraisal Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/26/2017: Received post consummation, explanation letter and air bill. Payee has been added to Section B. Condition cleared.
300440069	6bbdf706-fc3e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Survey Fee in section H of the final Closing Disclosure does not reflect the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/26/2017: Received post consummation, explanation letter and air bill. Payee has been added to Section H. Condition cleared.
300440069	ad5d8c70-d13c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/26/2017: Received post consummation, explanation letter and air bill. Payee has been added to Section E. Condition cleared.
300440069	828fc7cd-ea7e-4430-9626-7639208033a3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of -X.XXX% and exceeds allowable tolerance of X.XXX%. There is no evidence of a waiver in the loan file.
05/22/2017: This finding is not material. Loan will be graded a B for all agencies.
300432193	b65b5470-4a36-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The final signed 1008 or loan approval is missing from the loan file.	05/18/2017: see attached05/17/2017: see attached
05/18/2017: Audit reviewed the executed final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 05/17/2017: Audit reviewed download for final 1008, and has determined that the final 1008 submitted is incorrect. The borrower and subject property are for a different loan file. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  45.3 months reserves

300425587	e37de70a-143f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
The LE dated XX/XX/XXXX reflects a $XXX Recording Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX Recording Fee resulting in a $XXX refund (SS% tolerance) due for cure. Cure provided per $XXX total lender credit (combined with $XX credit report refund) on final CD.
5/22/2017: Final CD shows a sufficient total tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
300425587	241a995d-40f7-418c-a583-811e6df004b6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Credit report fee and Appraisal Fee in section B of the CD reflects “reimburse” to the broker and do not reflect the name of the payee.		5/19/2017: A post Close CD in the loan file reflects the credit report and appraisal fee name of the payee. Condition cleared. Loan will be graded a B for all agencies.
300425587	46da4e4d-d90c-4c63-a34c-e0e7fec7471f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Missing Lender's Affiliated Business Disclosure.	05/25/2017: see attached	05/25/2017: Audit review of Lender Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300425587	1c64b654-c83c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX.XX with no resulting COC for any subsequent disclosures. The Final CD reflects a Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure..
5/22/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX (combined with the $XXX recording fee credit for a $XXX total). Loan will be graded a B for all agencies
300432203	4f05570c-4119-492c-8697-7855ce182c2e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing.		5/8/2017: The Post Close CD reflects the license number. Condition cleared. The loan will be rated a B for all agencies.
300427528	fb23e3bc-ad44-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		5/31/2017: CDA provided reflecting reconciled value of $1,000,000 at 0% variance is deemed acceptable. Condition cleared.
300427528	05614109-ae44-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	06/01/2017: see attached	06/01/2017: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300427528	fc23e3bc-ad44-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax. Provided corrected CD and letter of explanation to the borrower.		05/29/2017: A Post Close CD in the loan file reflects the transfer tax payee entity. Condition cleared. Loan will be graded a B for all agencies.
300433876	026e435d-9f31-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The final signed 1008 or underwriting approval is missing from the loan file.	05/10/2017: see attached	05/10/2017: Audit review of Final executed 1008 documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; No Mortgage Lates 0x30x24 housing payment history; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 60.4 months reserves

300433876	0f1f2fd8-9e31-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.
05/12/2017: please see attached email from the insurance agency. The insurance policy states guaranteed replacement cost, this should be sufficient. Please rescind the condition.
05/12/2017: Audit concurs with the Lender Rebuttal, and has determined that the Coverage includes "Guaranteed Replacement Costs". The Guaranteed Replacement cost included within the policy would cover whatever the replacement costs would be on the subject property. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; No Mortgage Lates 0x30x24 housing payment history; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 60.4 months reserves

300433876	23cb7a09-9e31-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX and XX/XX/XXXX is missing the lender's e-mail/phone number under the section, Additional Information About This Loan. No Cure.		05/05/2017: This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; No Mortgage Lates 0x30x24 housing payment history; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 60.4 months reserves

300433876	d0098b1b-ad34-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report		05/09/2017: A CDA report reflecting a value $875,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; No Mortgage Lates 0x30x24 housing payment history; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 60.4 months reserves

300429670	362dbd7c-c4dd-4263-a94f-2e907e1f2d32	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the final Closing Disclosure is paid to "Reimburse" the broker and should be paid to the actual service provider. Provide corrected CD and LOE to the borrower.		05/09/2017: A Post close CD reflected the actual service provided along with corrected CD and LOE to the borrower. Condition cleared. The loan will be graded a B for all agencies.
300429670	46ef14a6-e434-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA Dues in section H of the final CD is missing the name of the payee. Provide corrected CD and LOE to the borrower.		05/08/2017: The HOA payee is added along with corrected CD and LOE to the borrower. Condition cleared. The loan will be graded a B for all agencies.
300433676	0a4f6e6d-6142-4d51-951e-6dc34f647adc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure dated X/X/XXXX reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $X,XXX.XX. TILA 130(b) - within 60 days of discovery.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
05/22/2017: see attached
05/22/2017: Audit review of revised CD, check for cure of $XXXX.XX ($XXXX + $XXX.XX tolerance), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

300433676	8eba1c40-5443-4bd3-a1d0-b48156cbb95f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. TILA 130(b) - within 60 days of discovery.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
05/22/2017: see attached
05/22/2017: Audit review of revised CD, check for cure of $XXXX.XX ($XXXX + $XXX.XX tolerance), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.

300433676	1b5f8696-cd2b-4146-b8d4-4cc6dc062672	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Home Loan Toolkit not provided in file.	05/18/2017: see attached
05/18/2017: Audit review of evidence that the Home Loan Toolkit was submitted within three days of application date XX/XX/XXXX was provided. Documentation submitted is deemed acceptable, condition cleared.

300433014	79e2ba42-f534-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan is subject to Mandatory Arbitration	File contains a Waiver of Borrower’s Rights-signed, dated & notarized XX/XX/XXXX by both Borrowers.
05/12/2017: Audit consulted with Compliance, and has determined that the Waiver of Rights in subject property state is not a mandatory arbitration document and is instead a waiver that lenders who want to do non-judicial foreclosures require borrowers to sign.  This is a relatively common document and would not be viewed as a violation. Condition rescinded.

300433401	c14aa4d5-5541-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA Dues in section H of the final Closing Disclosure is missing the name of the payee. Provide a corrected CD and letter of explanation to the borrower.	06/05/2017: see attached
06/05/2017: Audit review of revised CD includes payee to all fees in Sections H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300433401	914d294b-cc40-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/31/2017: CDA provided reflecting a value of $710,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300433039	95c2000f-2037-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax. Provided corrected CD and letter of explanation to the borrower.	05/18/2017: please see attached
05/18/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300433056	dc5dae57-b034-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report		05/09/2017: A CDA report reflecting a value $900,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300433056	50163d46-0231-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.
5/09/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided are deemed acceptable. Loan will be graded a B for all agencies.

300433056	02e635c1-0231-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity. Provide re-disclosed CD and letter of explanation.
5/09/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided are deemed acceptable. Loan will be graded a B for all agencies.

300433056	f08e5b62-4370-4ce0-abe3-759027276b06	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Final Inspection Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Final Inspection Fee of $XXX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XX.XX is required.
05/05/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300433056	6cf8033c-0731-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		05/09/17: Lender provided the broker's Affiliated Business Disclosure signed and dated within X days of the application date. Condition cleared.
300449517	deab2b63-5039-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing Appraisal Review Report.		05/15/2017: A CDA report reflecting a value $1,150,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300433393	64177ead-51a2-4264-8eef-f50ce3ad22d2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated (XX/XX/XXXX an Appraisal Fee name) of $XXX with no resulting CoC for any subsequent disclosures. The Final CD dated reflects an Appraisal fee of $XXX resulting in a $XXX refund due for cure.  Cure provided per lender credit on final CD.
05/11/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.”
300433393	e2ce80fb-f4c7-4b96-ac18-f05c595a5765	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Counseling disclosure.	05/17/2017: see attached	05/17/2017: Audit review of HUD Homeownership Counseling disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300433400	817db66d-5341-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/30/2017: CDA	05/30/2017: A CDA report reflecting a value $736,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.27%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.6 months reserves

300433400	40674cc2-c37f-42bc-9af9-04794ee8300c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section F of the final closing disclosure is paid to "Reimburse" the broker and should be paid to the actual service provider.  Provide corrected CD and letter of explanation to the borrower.
05/30/2017: see attached that was included in the file upload- please rescind condition
05/30/2017: Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.27%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.6 months reserves

300433654	21acaa6f-9136-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.
05/11/2017: A Post Close CD in the loan file reflects the Credit Report payee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300433654	c77881cf-9136-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.
05/11/2017: A Post Close CD in the loan file reflects the Transfer tax entity payee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300433654	55494d21-bd94-458b-b4f6-60158ca984a0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX did not reflect a Final Inspection Fee and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Final Inspection Fee of $XXX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XXX.XX is required.
05/12/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
300433673	3be62fe3-3c37-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title -Courier/Wire/E-mail fee, Title-Document Prep, Title-Endorsement fee, Title-Loan Tie-In fee, Title-Mobile Notary fee, Title-Premium for Lenders Coverage fee, Title-Settlement or Closing fee and Title-Sub-Escrow fee are reflected in section B of the final Closing Disclosure dated XX/XX/XXXX.  The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.

05/12/2017: A Post Close CD in the loan file reflects the Title -Courier/Wire/E-mail fee, Title-Document Prep, Title-Endorsement fee, Title-Loan Tie-In fee, Title-Mobile Notary fee, Title-Premium for Lenders Coverage fee, Title-Settlement or Closing fee and Title-Sub-Escrow fee in section C.  Condition cleared. Loan will be graded a B for all agencies.

300435893	46c8eae0-4d82-423d-bf83-5195c7decced	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Final Inspection Fee on Final CD is $XXX.XX. LE dated XX/XX/XXXX lists fee as $X.XX. This fee is in a X% tolerance section. Lender tolerance cure of $XXX.XX is required.  Section J reflects $XXX.XX tolerance cure that is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
06/01/2017: Disagree - Final CD shows tolerance cure of $XXX.XX- "Lender Credits (includes $XXX.XX credit for increase in Closing Costs above legal limit)"
06/01/2017: Audit reviewed the Lender Rebuttal, and has determined that the executed Final CD and Post funding CD both reflect $350 credit for increase in Closing Costs above legal limit. Condition rescinded.

300435893	bbf7d21d-3342-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		5/31/2017: CDA provided reflecting reconciled value of $882,000 at 0% variance is deemed acceptable. Condition cleared.
300434439	8a7ec63f-6036-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a $XXX Appraisal Report Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX Appraisal Report Fee resulting in a $XX refund due for cure.
Cure provided per $XX lender credit on final CD. Issue cleared- "2" Event.
300434439	0aa8ffb9-5f36-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Hazard Insurance Shortfall
The total coverage amount of $XXX,XXX (which includes XXX% replacement coverage) is less than the loan amount of $XXX,XXX File is missing the Cost Estimator from the property Insurer; therefore, total coverage is short by $XXX,XXX and insufficient. The Cost Estimator from the property Insurer, a Letter of Explanation and confirmation of delivery to the borrower is required.
05/19/2017: please see attached
05/19/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

300434439	f4a8ae29-6036-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing evidence of Loan Approval	Missing evidence of Loan Approval.		05/17/2017: Loan approval is not required. Condition rescinded.
300434417	6509eaf0-0946-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/01/2017: CDA provided reflecting a value of $715,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300434417	3949effb-54b8-4cb0-9693-3b86e18dd973	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact of the Settlement Agent is missing. No Cure.		05/31/2017: Post closing CD issued XX/XX/XXXX reflects Settlement Agent Contact. Non-material and graded a B.
300450823	d0e7bf35-e83b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal fee of $XXX and credit report fee of $XX with no resulting COC for any subsequent disclosures. The Final CD reflects an appraisal fee of $XXX and credit report fee of $XX.XX resulting in a $XX.XX refund due for cure;
05/18/2017: A RESPA credit report and appraisal fee charge cure. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 60%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #97.69 months excess reserves

300454768	28548530-b43c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses an attestation stating such is required.	05/26/2017: please see attached	05/26/2017: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300454768	aa66e6c6-b53c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.		05/19/2017: A Post Close CD in the loan file reflects the property taxes entity payee. Condition cleared. Loan will be graded a B for all agencies
300454768	6ccf7aa9-b53c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		5/19/2017: A Post Close CD in the loan file reflects the credit report fee payee. Condition cleared. Loan will be graded a B for all agencies
300454768	8019f30c-7c7f-42e8-ae8a-054374220bd0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented	Final Closing Disclosure is missing Borrower's signature.	05/26/2017: please see attached	05/26/2017: Audit reviewed final executed CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300454787	c5e7f267-4842-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD dated and e-signed XX/XX/XXXX per Disclosure History was not provided in the loan file.	06/01/2017: see attached	06/01/2017: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.30 months reserves

300454787	ac299ecd-4642-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		5/31/2017: CDA provided reflecting reconciled value of $1,900,000 at 0% variance is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.30 months reserves

300454787	2beaea24-1ec4-4374-b1ca-03bfe9fc4fae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.
05/26/2017:  A Post Close CD provided in the loan file reflects the payee for the Credit Report.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.30 months reserves

300454787	a347b329-4742-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed provided in the loan file failed to specify if the borrower wished to close or not to close their home equity line of credit.  Additionally, need proof the installment debt paid off at closing was closed.
															06/01/2017: see attached	06/01/2017: Audit reviewed executed HELOC termination letter, and has determined that the documentation is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.30 months reserves

300454787	c6299187-3045-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Verbal VOE
Verification of the borrower's business must be obtained within 30 calendar days prior to the note date via the following third party verifications, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.  The loan file contains a copy of the borrower's business license from the state however; there is no indication when the license was verified by the lender.

06/01/2017: Here is a search today that shows they are still active. For some reason, the one in the file was the PDF from this site, which didn’t have a date. I have made a copy of our imaging system that shows it was uploaded

06/01/2017: Audit reviewed evidence via print screen for State license, and has determined that the document reflects the copy of State license was obtained pre-consummation and within 30 calendar days prior to the note date. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.30 months reserves

300454787	1771a857-4842-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	06/01/2017: see attached	06/01/2017: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.15%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.30 months reserves

300441298	1f48fe0c-dc3b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Incomplete Documentation	The appraisal reflects a seller credit of $X,XXX. The Closing Disclosure and contract addendum reflect $XX,XXX. Please provide corrected appraisal.
05/23/2017: We have the PA addendum which is in the file. This increase would have no effect on the value because the borrower could have $XX,XXX in contributions and we have $XX,XXX.XX. We respectfully request that this condition be waived.
05/23/2017: Audit reviewed the Lender Rebuttal, and has determined that the Purchase Agreement addendum reflects the Seller credit as well as the final CD. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.63%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #27.38 months excess reserves

300441298	db561d71-343b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing W-2
Missing XXXX W2 for co-borrower employer; Per appendix Q, A creditor must verify the consumer’s employment for the most recent two full years; the W2 is necessary for the loan to be classified as a Qualified Mortgage.
05/30/2017: see attached05/23/2017: There is a written VOE for the coborrower which has her XXXX income on it... please rescind
05/31/2017: Audit acknowledges the client approved exception for the use of Tax Transcripts in lieu of co-borrower's XXXX W2. Loan will be rated a B.05/30/2017: Guideline Exception is pending review from client. Appendix Q allows for X years Tax Transcripts in lieu of Tax Returns. However, The lender guidelines require W-2 forms -OR- personal tax returns, including all schedules, for prior two years. Also, per Lender guides: A VOE is not an acceptable sole source of income documentation; a VOE may be required as supporting documentation, but not in lieu of a paystub and W2s. Condition remains.05/23/2017: Audit reviewed the Lender Rebuttal, and has determined that QM requirements have been met via 2 year Tax Return Transcripts. However, the Lender guidelines require W-2 forms or personal tax returns, including all schedules, for prior two years. Unable to locate WVOE within the loan file. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.63%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #27.38 months excess reserves

300441298	8ff7ef92-dc3b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Item #5 on the sales contract states CAR form TA and CAR form BIA are attached. Please provide attachments.	05/22/2017: see attached
05/22/2017: Audit reviewed the attachments to the sales contract, the "Trust Advisory" and "Buyer's Inspection Advisory", and had determined that the documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.63%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #27.38 months excess reserves

300441673	3e800717-bd44-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.
05/29/2017: A Post Close CD in the loan file reflects the Appraisal Report fee entity(payee).  Condition cleared. A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300441673	92d0ca6f-bd44-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.
05/29/2017: A Post Close CD in the loan file reflects the Property Taxes entity.  Condition cleared. A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300441673	32756155-4345-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD dated reflects a charge of $XXX.XX for a variance/refund required of $XX to meet XX% threshold.
05/30/2017: The Final CD reflects a post close tolerance cure of $XX, which is sufficient. Loan will be rated a B for all agencies.
300441673	a042a157-ba44-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/01/2017: CDA provided reflecting a value of $875,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300441868	2e8f7b34-3446-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/02/2017: CDA provided reflecting a value of $680,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300454779	ab4608c5-2476-45fe-82f6-fea4d00ce364	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS ID of the Settlement Agent is missing.  The Contact/State License ID/Contact NMLS ID of the Settlement Agent  is missing.  No Cure.
06/01/2017: Post closing CD dated 05/24/2017 provides Settlement Agent Contact and Settlement Contact State ID.
300454779	c709d906-d046-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2017: CDA provided reflecting a value of $1,650,000 which is a 0% variance. Variance within acceptable tolerance. Legal descriptions match. Condition Cleared.
300455231	f75a15cf-9b45-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/01/2017: CDA provided reflecting a value of $2,700,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300444675	eba6b089-5451-4f59-8c63-cbb106f2d337	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Attorney Document Preparation listed in section B of the final Closing disclosure does not list the name of the payee.  Additionally, the Credit Report fee is paid to "Reimburse" to the broker and should be paid to the actual service provider.  Provide corrected CD and letter of explanation to the borrower.

06/01/2017: A Post Close CD in the loan file reflects the Title-Attorney Document Preparation payee and service provider of the credit report.  Condition cleared. Loan will be graded a B for all agencies

300444675	bca8f82d-d346-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/02/2017: CDA provided reflecting a value of $1,200,000 which is a 0% variance. Variance within acceptable tolerance. Legal descriptions match. Condition Cleared.
300450831	24405869-3846-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2017: CDA provided reflecting a value of $845,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300456546	fec643af-1e46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		05/31/2017: The Post Close CD reflects the transfer tax being paid to Montgomery county recorder.
300456546	cdc80c9b-1e46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2017: CDA provided reflecting a value of $570,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335911	5b8d6baf-f70e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Final Closing Disclosure Section E did not reflect a breakdown of the Recording Fees.		03/22/2017: A post close Closing Disclosure reflected the correct breakdown of the Recording Fees in Section E. Loan will be rated a B for all agencies
300335911	d7841fe7-0d0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately
The Estimated Taxes, Insurance & Assessments payment amount, $X on Loan Estimate dated XX/XX/XXXX and XX/XX/XXXX is incorrect. It does not include the amount for Property Taxes or Homeowner's Insurance.
04/04/17: Lender is unable to correct LE’s. Borrower changed escrows from XX to XXX on XX/XX/XXXX and the fees for taxes and insurance were updated at that time.
04/11/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.04/07/17: Condition maintained.

300335911	9b28ca0b-f80e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		03/27/2017: CDA provided reflecting a value of $650,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335911	274d8cb6-cc79-4241-aef2-bd43911f920a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		03/22/2017: A post close Closing Disclosure reflected the License ID for the Settlement Agent. Loan will be rated a B for all agencies
300335907	a055f794-05fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	The file does not contain evidence of property taxes and hazard insurance for reo's #X and #X from the application.		04/12/17: Lender provided the mortgage statements and evidence of property taxes for the REO's shown on the 1003. Condition cleared.
 FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with FICO of 780.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 99 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 63.50 months reserves.

300335907	68b1939b-c2fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verification of Mortgage	Missing the verification of mortgage reflecting XXXX in the most recent 12 months on the subject property.	04/11/17: This was new construction, there is no history.	04/12/17: Previous XX month mortgage history for the previous residence provided. Condition cleared.
 FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with FICO of 780.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 99 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 63.50 months reserves.

300335907	b9ed7e13-0bfe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the non-borrowing spouse with right of rescission.		03/03/2017: Evidence of E-consent for Borrower provided in original loan file. E-consent for non-borrower spouse not required. Condition rescinded.
 FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with FICO of 780.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 99 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 63.50 months reserves.

300335907	3854a551-0bfe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file for the non-borrowing borrower with right of rescission.
03/15/2017:  Received evidence non borrower spouse received initial CD.  Timing requirement met.  Condition cleared.03/15/2017:  Pending compliance review03/03/2017:  In rescindable transactions, the CD must be given separately to each consumer who has the right to rescind under TILA (see 1026.23) (this would include vested parties).  Audit reviewed all the Closing Disclosure in the original loan file and there is no evidence the non-borrower spouse received the disclosures.  Condition remains

 FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with FICO of 780.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 99 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 63.50 months reserves.

300335907	925fdc8c-4743-414f-b045-913ccec1514f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not provided within 3 business days of the application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX.		03/03/2017: Received evidence Borrower was provided with initial WLSP within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with FICO of 780.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 99 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 63.50 months reserves.

300335907	948dcb2d-710c-4cdc-8ff3-2968e64090cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure was not provided within three days of the loan application date.		03/03/2017: Received evidence Borrower was provided Affiliated Business Disclosure within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with FICO of 780.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 99 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 63.50 months reserves.

300335907	791f4ac5-05fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	The file does not contain mortgage statements for reo's #X and #X.		04/12/17: Lender provided the mortgage statements for the REO's shown on the 1003. Condition cleared.
 FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with FICO of 780.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 99 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 63.50 months reserves.

300335907	6b29d260-b16c-4733-864e-035191e22412	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure is missing from the file.		03/03/2017: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with FICO of 780.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 99 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 63.50 months reserves.

300335907	fe0bebf1-c7fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		03/02/2017: CDA provided reflecting a value of $850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with FICO of 780.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 99 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 63.50 months reserves.

300335907	9836b471-03fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Assets are not sourced/seasoned	Large deposit of $XX,XXX was not sourced and documented. The funds were transferred in from another account that is not contained in the file.		03/15/2017: Audit reviewed original loan file and deducted un-sourced deposit from available funds. Sufficient reserves verified. Condition rescinded.
 FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualifies with FICO of 780.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 99 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 63.50 months reserves.

300089476	1bbd2d75-88fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	03/15/17: Please provide the legal description/unit # listed on the CDA so this issue can be addressed
03/22/2017: Lender provided the CDA showing the correct legal description/unit #. Condition cleared. 03/17/2017:  The unit # and legal description on the CDA does not match the appraisal. Description sent separately.  Condition remains.03/10/2017:  The unit # and legal description on the CDA does not match the appraisal.  Condition remains.03/02/2017:  The unit # and legal description on the CDA does not match the appraisal.  Condition remains.

300089476	cf5b0c3e-8633-496b-bce3-dd98496ce2ea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	TIL Interest Rate and Payment Summary is inaccurate	Final TIL Payment Summary reflects Escrow as $X,XXX.XX vs. $X,XXX.XX actual Escrow.		03/03/2017: Audit reviewed final TIL and HUD-1. Borrower only escrowed taxes. Condition rescinded.
300335906	0e9b013d-5dcf-4cb2-a9d7-6a6eee63bf0f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Title – Filing Fee (UCC-1) on CD is $XX.XX LE did not list the fee. This fee is in a X% tolerance section. Lender tolerance cure of $X.XX is required.  Section X reflects $X.XX tolerance cure that is insufficient.
04/05/17: The $XX.XX UCC fee was listed under tax and bankruptcy search on the LE.
4/28/2017: Client has adopted SFIG guidance.  Received evidence Lender provided corrected CD, evidence of refund to the Borrower, letter of explanation and proof of delivery to the Borrower.  Loan will be graded a B for all agencies. 04/07/17: Escalated to compliance for review. 04/24/17: Compliance review- Finding remains, No correlation between LE fee cited by the lender XX/XX/XXXX and fee charged on the CD. No evidence of valid COC.

300335906	b2f513ee-390f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section "Other" on the final CD did not provide a description.
4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies. 4/07/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300335906	4949350b-390f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. The CDA provided is missing the unit #.		03/29/2017: CDA provided reflecting a value of $1,200,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335906	54362d33-11b7-4351-a8c2-d7270918cf7a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	TOP is over disclosed by $XX.XX. Over-disclosure of TOP less than $XXX is considered a non-material finding.		3/24/2017: Over-disclosure of TOP less than $XXX is considered a non-material finding. Loan will be graded a B for all agencies.
300335898	ecae4876-c90f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file		03/24/2017: CDA provided reflecting a value of $945,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335898	cc44a518-8ea8-4b33-95b6-e3bfabc14c92	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessment "Other" is checked but no description was provided.
4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.4/07/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300335898	ee121483-c90f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/27/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335894	776d9467-5eff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	LTV exceeds guidelines	XX% LTV exceeds the Retail XX.XXX.XXXX Guideline maximum LTV of XX% for second home purchase.		03/16/2017: Audit acknowledges the client approved exception for LTV. Loan will be rated a B.03/15/2017: Pending Client exception review
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33.8 months reserves; Years in Field Borrower has 12 years in Field

300335894	f8384313-5eff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Final CD section E recording fee was not itemized for deed or mortgage. City/County Tax Stamps and State Tax Stamps are missing valid Payee.		Cured post close
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33.8 months reserves; Years in Field Borrower has 12 years in Field

300335894	fe5b8b10-6cb8-480a-880d-496ac603874a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $XXX,XXX,XX. The actual total of payments is $XXX,XXX,XX, an over-disclosure of $XXX,XX.		03/16/2017: Audit acknowledges the client approved exception for Total of Payments (TOP) over disclosure. Loan will be graded a B. 03/15/2017: Pending Client exception review
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33.8 months reserves; Years in Field Borrower has 12 years in Field

300335894	290a2f75-f06b-4fad-bbf0-4d7c95fc6b88	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on Loan Estimate dated XX/XX/XXXX is missing the explanation HOA for the field Other.
4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.03/18/17: Lender provided the corrected CD and LOE to the borrower, however not within XX days of consummation.   Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33.8 months reserves; Years in Field Borrower has 12 years in Field

300335894	7a0aee27-e5fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/03/2017: CDA provided reflecting a value of $409,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33.8 months reserves; Years in Field Borrower has 12 years in Field

300335894	60bc3b74-5dff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Final CD reflects charges for Condo maintenance Fee in Section C. This fee should be reflected in Section H.		Cured post close
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33.8 months reserves; Years in Field Borrower has 12 years in Field

300335894	40cc93b1-5fff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final Closing Disclosure is missing required data under the General Information section for the Sellers Address.		Cured post close
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33.8 months reserves; Years in Field Borrower has 12 years in Field

300335892	88e8e715-0fed-44c0-b6f2-7b9af3c8536b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final closing disclosure is missing required data under the General Information section for the field(s) titled Seller Address.		03/06/2016: A Post Closing CD provided in the loan file reflects the sellers address in the General Information section. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum The DTI is 35.69%, Guidelines allow up to 43% DTI; No Mortgage Lates Verified mortgage history of 24 months, no late payments; Years on Job The borrower has been self employed in the same line of work for 6 years

300335892	17fb5829-5fff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/07/2017: CDA provided reflecting a value of $665,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum The DTI is 35.69%, Guidelines allow up to 43% DTI; No Mortgage Lates Verified mortgage history of 24 months, no late payments; Years on Job The borrower has been self employed in the same line of work for 6 years

300335892	dcd5b982-9802-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		03/06/2016: A Post Closing CD provided in the loan file reflects the government entity payee name for the Transfer Tax Fees in section E. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum The DTI is 35.69%, Guidelines allow up to 43% DTI; No Mortgage Lates Verified mortgage history of 24 months, no late payments; Years on Job The borrower has been self employed in the same line of work for 6 years

300335892	75c57f72-ec60-4f65-997f-e81897d1c7d1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on Loan Estimate dated XX/XX/XXXX is missing the explanation HOA for the field Other.
4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.03/22/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation. Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained.

 DTI is lower than guideline maximum The DTI is 35.69%, Guidelines allow up to 43% DTI; No Mortgage Lates Verified mortgage history of 24 months, no late payments; Years on Job The borrower has been self employed in the same line of work for 6 years

300335892	bc7bee94-9e02-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet and YTD Profit & Loss	The profit and loss statement in the file does not list the year it applies to, unable to determine if current. A P&L is required in order for the loan to be classified as a Qualified Mortgage”.		03/14/2017: Audit reviewed Lender's rebuttal and original loan file. The YTD P&L Statement through XX/XX/XXXX was provided. Condition rescinded.
 DTI is lower than guideline maximum The DTI is 35.69%, Guidelines allow up to 43% DTI; No Mortgage Lates Verified mortgage history of 24 months, no late payments; Years on Job The borrower has been self employed in the same line of work for 6 years

300335892	3be92e92-5dff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient Credit Score	Guidelines require a XXX FICO score, the lower middle score of the borrowers is XXX. Lender exception in file.		03/17/2017: Per Client, acknowledge FICO score exception due to compensating factors of mortgage history, reserve profile, and borrower job stability.03/14/2017: Pending exception review by Client.
 DTI is lower than guideline maximum The DTI is 35.69%, Guidelines allow up to 43% DTI; No Mortgage Lates Verified mortgage history of 24 months, no late payments; Years on Job The borrower has been self employed in the same line of work for 6 years

300335892	9db1ca81-5eff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing PUD Rider to the Mortgage.		04/24/17: Lender provided the letter of intent, and evidence that the mortgage was sent to be re recorded to add the PUD Rider. Purchase transaction. Condition cleared.
 DTI is lower than guideline maximum The DTI is 35.69%, Guidelines allow up to 43% DTI; No Mortgage Lates Verified mortgage history of 24 months, no late payments; Years on Job The borrower has been self employed in the same line of work for 6 years

300335892	a6f5607c-5c74-45ea-9fae-da8cbdd8d181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The email address of the Borrowers Real Estate Broker is missing		03/06/2016: A Post Closing CD provided in the loan file reflects the email address of the Borrowers Real Estate Broker. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum The DTI is 35.69%, Guidelines allow up to 43% DTI; No Mortgage Lates Verified mortgage history of 24 months, no late payments; Years on Job The borrower has been self employed in the same line of work for 6 years

300335891	62b24837-d8fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/09/17: Lender provided the post disaster inspection report showing no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  33.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Years on Job Borrower on job for 12.5 yrs- per WVOE

300335891	01aaf62f-6000-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing VVOE's for Borrower. G/L require a verbal verification of employment must be completed within 10 business days of the note date for all business channels.		03/13/2017: Received VVOE within days prior to Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  33.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Years on Job Borrower on job for 12.5 yrs- per WVOE

300335891	5b445520-af00-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX and a $XXX Inspection Fee with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX and a $XXX Inspection Fee resulting in a $XXX.XX refund due for cure. Cure provided per lender credit on final CD.
03/03/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  33.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Years on Job Borrower on job for 12.5 yrs- per WVOE

300335891	581868a0-b000-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient Reserves	Verified Assets $XXX,XXX, less cash required to close $XXX,XXX, less 6 months reserves (subject) $XX,XXX, less 6 months Reserves (2) REO /Departure property) $XX,XXX = $X,XXX deficit reserves.
04/04/2017:  Client approved exception due to excellent mortgage history and job stability.  03/13/2017:  The asset worksheet in the original loan file, page 84, reflects 7 accounts totaling $XXX,XXX.XX.  The assets worksheet uploaded X/XX/XXX reflects 8 accounts totaling $XXX,XXX.XX.  Statements for account #8 not provided.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  33.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Years on Job Borrower on job for 12.5 yrs- per WVOE

300335891	45cc0d5a-e7fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/07/2017: CDA provided reflecting a value of $602,000.00 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  33.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Years on Job Borrower on job for 12.5 yrs- per WVOE

300335890	e1417bb9-a0ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The initial Closing Disclosure dated XX/XX/XXXX, Section H lists XX months property taxes to county.  This should be listed in Section F.  In addition, All Section B Services listed on the CD dated XX/XX/XXXX did not include a Payee. Also the Section E taxes and other Governmental fees on the CD dated XX/XX/XXXX listed the payee as Clerk of the Circuit Court; however, did not include the County.
03/02/2017: These item was cured by the final CD dated XX/XX/XXXX. Loan to be rated a B for all agencies.
300335890	bdc82f34-2f0a-4a10-86a6-e95c6cc9ac85	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes and $XX.XX for HOA Dues vs. the actual amount of $X,XXX.XX for taxes and $X for HOA Dues.
															03/10/2017: DD response	03/10/2017: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XX.XX. Loan will be rated a 'B' for all agencies. Condition cleared.
300335890	11ad67ef-8a17-441c-8a40-a84681ebce78	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower.	03/10/2017: DD response	03/10/2017: Audit reviewed the Lender print screen, and has determined that the borrower's received all disclosures via US Mail. No e-consent required. Condition cleared.
300335890	f76f1546-4fff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/06/2017: CDA provided reflecting a value of $1,835,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335890	cac691eb-7455-40ea-939f-0a536a49f3fd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects no Title - Florida Statutory Surcharge Fee.  The final CD dated XX/XX/XXXX reflects  Title - Florida Statutory Surcharge Fee of $X.XX resulting in a $X.XX refund due for cure.
03/02/2017: A Lender cure was issued on the final CD. The loan will be rated a B for all agencies.
300335889	228af907-4900-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
03/07/2017: Received evidence of recorded Mortgage. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.66%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.56%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  34.20 months reserves

300335889	c6bb3fa3-4a00-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	All borrower's did not execute CD	All borrowers with right of rescission did not execute the final CD.
03/27/17: Borrower and  Trust Settlor are one in the same person. Per reg’s “others with ownership interest” must receive and acknowledge the closing disclosure as a disclosure only and are not required to execute the closing disclosure.
03/28/17: Upon further review, Borrower and Trust Settlor are on in same person. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.66%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.56%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  34.20 months reserves

300335889	7c243dc2-7eff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for CD dated X/XX/XXXX as the Loan Amount has changed from $XXX,XXX to $XXX,XXX. The file is missing evidence of a valid change of circumstance.		03/07/2017: Apr on XX/XX/ X.XXX%. APR on X/X/XXX X.XXX%, a difference of X.XXX%. A Change in Circumstance is not required since the ARP did not change by X.XXX% or greater. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.66%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.56%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  34.20 months reserves

300335889	2414d917-7fff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/06/2017: CDA provided reflecting a value of $1,450,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.66%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.56%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  34.20 months reserves

300335889	bd00c1bb-4000-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Missing verbal verification of employment.		03/06/2017: Duplicate condition. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.66%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.56%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  34.20 months reserves

300335889	e2305e90-4000-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	The file does not contain a verbal verification of employment dated < 10 days from Note date. The business license in the file is not dated. This is a QM requirement.	04/28/2017: Agree, Documentation obtained to support VVOE is not dated03/07/2017: Agree the license verification and the 411 address verification does not have a date pulled.
05/10/17: Audit consulted with compliance and determine that the fraud tool in the loan file showed the businesses as active within 8 days of the note date. That coupled with the undated licenses in the loan file clear this finding.04/28/2017:  Pending Client exception review03/07/2017:  Unable to determine if verification of self-employment is within 30 days of the Note date.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.66%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.56%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  34.20 months reserves

300335887	d514bac6-c7fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX does not reflect a State Surcharge fee nor is there a resulting COC for any subsequent disclosures.		03/02/2017: Condition cleared. The final CD reflects a State Surcharge fee of $X.XX resulting in a $X.XX refund due for cure which was included in the Lender credit. The loan will be rated a B.
300335887	e2b6c04b-81ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/03/2017: CDA provided reflecting a value of $1,175,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335887	01c0b489-80ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	General Credit Exception	Lender Exception in file, Client to review – Exception to allow closing by POA on a cash out refinance. Exception request form on page 984.
03/13/2017: Audit re-analyzed the loan file, and has determined that even though the Lender has an exception in file to allow a POA it does look like the borrower signed all docs as an individual. The Note, Mortgage and CD are all signed by the borrower. It appears he was able to attend the closing and the exception was in file in case he was not able to attend closing due to work schedule. Condition rescinded.  03/06/2017:  Pending exception review by Client.

300335887	cf280ecc-cbfa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The initial LE was provided greater than X days after the loan application. Additional conditions may apply.		03/06/2017: Evidence Borrower was provided with initial Loan Estimate within X days of application date was located in the original loan file. Condition rescinded.
300335887	19305d8e-f28a-4a44-87c3-2228ad0dd964	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal Disclosure not received within 3 days of loan application.		03/06/2017: Evidence Borrower was provided with the Appraisal Disclosure within X days of application date was located in the original loan file. Condition rescinded.
300335884	2de5026e-2804-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file.		03/10/2017: CDA provided reflecting a value of $881,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335884	584c8db2-04fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Inconsistent documentation	The Mortgage is dated XX/XX/XXXX, but was Notarized on XX/XX/XXXX.	03/21/17 This transaction was a mail away.
05/04/17: Purchase was a mail away. The borrowers live in XXXXX which is where the documents were mailed to, and the property, which is a second home, is in XXXXX. CD signed and dated matches the notary date. The loan was disbursed, and interim interest collected, once these documents were received by the settlement agent. Lender provided Screen prints reflecting this information.Condition cleared.  03/22/17: The Note and Mortgage are dated the same day, the notary date is prior to this date. Condition maintained.

300335883	09e54e17-f594-4ba9-9583-79540f41cc81	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as @XXXX.XX a month vs. the calculated value of $XXXX.XX a month.		04/06/17: Non material, loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.71%; LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 49.70%; Years on Job Borrower has 27 years Self Employed

300335883	ea4a6e4b-e434-4c73-8c93-77eba1f335fc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The contact name and license number of the Settlement Agent is missing.  The name, address, license number, contact name, email address and phone number is missing for the Borrowers Real Estate and the Sellers Real Estate broker.

04/06/17: Non material, loan will be graded a B. 4/06/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.71%; LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 49.70%; Years on Job Borrower has 27 years Self Employed

300335883	57c72184-bc10-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on all Loan Estimate and Closing Disclosures is missing the explanation HOA for the field Other.
04/06/17: Non material, loan will be graded a B. 06/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.71%; LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 49.70%; Years on Job Borrower has 27 years Self Employed

300335883	366b7fbd-bf10-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Missing letter from an independent 3rd party for use if business asset accounts. That the withdrawal will NOT have a material impact on the viability of the business entity, the withdrawal is not an advance on future earnings; and no repayment of these funds is required.
04/13/17: Lender provided the letter from the CPA stating borrower is 100% owner, and withdrawal of funds will not have a detrimental impact on any of the LLC's. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.71%; LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 49.70%; Years on Job Borrower has 27 years Self Employed

300335883	cbbd59ff-0f10-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Lease Agreements	Failure to obtain rent rolls or leases for the rental real estate income on form 8825 of XXXX tax returns. Lease Agreements are required in order for the loan to be classified as a Qualified Mortgage	04/21/17: Leases are not required for properties held within a business. Lender did not request or obtain.	04/24/17: Upon further review, properties are commercial. Tax returns, P&L and Balance sheets provided. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.71%; LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 49.70%; Years on Job Borrower has 27 years Self Employed

300335883	b67772f5-ad10-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Per documentation in the file not all Profit and Losses shown have documentation such as rent rolls/K-1/Corporation tax returns/verification if corporation is paying the mortgage or personally liable.
2 years business returns were used to calculate the business income. DTI is low. LTV is low for this 2nd home. With regards to personal liability for mortgages, the mortgages do not appear on the credit report and business has significant value/assets and has been open since XXXX.

04/24/17: Upon further review, properties are commercial. Tax returns, P&L and Balance sheets provided. Lender provided the letter from the CPA stating borrower is 100% owner, and withdrawal of funds will not have a detrimental impact on any of the LLC's. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.71%; LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 49.70%; Years on Job Borrower has 27 years Self Employed

300335883	f682bc8e-ac10-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing two Profit and Loss for company on XXXX Federal statement(Page 955) 3rd building stated and for the 2nd building on XXXX Federal Statements (Page 956) - all other building P & L have been received. A P&L is required in order for the loan to be classified as a Qualified Mortgage
04/21/17: Please provide specific building or entity name for missing P&L.
05/30/2017:  Received P&L Statement for 3rd building.  Condition cleared.05/01/2017: Lender provide the P&L for the 2nd building on the XXXX statements (Pg. 956). Please provide the P&L for the 3rd Bldg., shown on the XXXX federal statement (Pg. 955). Condition maintained. 04/24/17: Profit and Loss for company on 2014 Federal statement(Page 955) 3rd building stated and for the 2nd building on 2014 Federal Statements (Page 956). (Provided to lender in order to clarify condition, NPI ) Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.71%; LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 49.70%; Years on Job Borrower has 27 years Self Employed

300335883	d7ab08af-af10-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/27/2017: CDA provided reflecting a value of $855,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.71%; LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 49.70%; Years on Job Borrower has 27 years Self Employed

300335883	d4a8475a-9638-4704-98c3-966928c1fbe4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $XXX.XX.		03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.71%; LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 49.70%; Years on Job Borrower has 27 years Self Employed

300335873	fbc05725-8efe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/08/2017: CDA provided reflecting a value of $1,950,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.07%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 51.95%

300335873	9364211e-ffbe-401c-9522-08c30fbda9f7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The initial LE reflects an appraisal fee of $XXXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an appraisal fee of $XXXX.XX resulting in a $XX.XX refund due for cure.		Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.07%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 51.95%

300335873	8032b38b-4b03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Income Tax Schedules	Missing first page of Schedule E on personal 1040's.		03/13/2017: Audit reviewed XXXX and XXXX tax returns provided in original loan file. There is no Schedule E Part I. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.07%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 51.95%

300335873	dbc28f57-8dfe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. Initial LE reflects recording fees of $XXX 10% with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold.
Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.07%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 51.95%

300335873	715f1276-e39c-46d4-8775-8c92c5f852f2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XXX.XX.
03/28/2017:  Client acknowledges Total of Payments over disclosure. Loan will be graded a B.03/27/2017:  Section D fees $XXXX.XX, prepaid interest $XXXX.XX + finance charges $XXXX.XX.  Pending exception from Client.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.07%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 51.95%

300421782	08862785-4aa2-4659-b9aa-270e4bf01873	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX.XX and a title signing agent fee of $X.XX with no resulting COC for any subsequent disclosures. The Final CD reflects a Credit Report Fee of $XX.XX and a title signing agent fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/08/2017: Cure provided per $XXX.XX lender credit on Post Close CD. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.34%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 134.20 months reserves

300421782	29abdf44-2a34-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns	Missing XXXX Executed Business Returns for the Borrower's S Corporation and XXXX Executed Business Returns for the Co-Borrower's S Corporation.	05/16/2017: signed XXXX - attached05/12/2017: signed 1120s are attached
05/16/2017: Audit reviewed executed XXXX Business Tax Returns for both borrower's, and has determined that the documents were executed/dated PRIOR to the consummation date. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.   05/12/2017: Audit reviewed 2014 Business Return documentation submitted and has determined that the returns were dated 05/11/2017 which was AFTER the Note date. In order for the loan to be classified as QM, the Tax Returns were required to be obtained PRIOR to consummation (defined by the NOTE date). Loan fails QM. QM does not allow post-closing reconciliation. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.34%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 134.20 months reserves

300421782	875fdc20-2a34-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CSA report was not provided in the file.	05/10/2017: CDA	05/10/2017: A CDA report reflecting a value $1,386,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.34%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 134.20 months reserves

300421782	923544a1-f27f-470c-9e87-fc7ea7ba258c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Processing Fees” and "Underwriting Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
															05/12/2017: Please waive. The origination charges are already itemized. Please see attached PCCD reflecting processing fee $XXX, QC assurance fee $XXX, tax related service fee $XX, UW fee $XXX	05/12/2017: Audit reviewed the Lender Rebuttal, and concurs that the fees are itemized. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.34%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 134.20 months reserves

300421782	580b2b33-da2f-4d69-af79-a965565d3ace	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX.		05/08/2017: Client Waived: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.34%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 134.20 months reserves

300343613	cd505168-eb1d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	04/14/2017: Please waive. The CDA is always in lender name04/13/2017: CDA
04/18/17: CDA reflecting a value of $1,130,000.00, which is a -0.0% variance. Condition Cleared04/14/2017: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.04/13/2017: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.

300343613	8499c9cd-dffe-4818-be71-c569c4c5130e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Post Close CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX.		04/10/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300343613	04abb9eb-d41e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated X/XX/XXXX reflects a Credit Report Fee of $XX with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XXX.XX resulting in a $XX.XX refund due for cure. Cure provided per $XX.XX lender credit on final CD. .
Issue cleared- "2" Event
300335461	5f3f1a07-2a43-4ccc-9b68-a96d58d6fb9b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX5.		TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.			FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; Years in Field Borrower has 16 years in Field ; Years on Job Borrower has 9 years on job
300335461	b6b5baac-911e-4ec2-b03c-776b71ce3e30	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Field Review Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Field Review Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																04/19/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.			FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; Years in Field Borrower has 16 years in Field ; Years on Job Borrower has 9 years on job
300335461	23300066-6124-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		04/25/17: CDA reflecting a value of $1,125,000.00 which is a -0.0% variance. APN, Legal Description and address match. Condition Cleared.			FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; Years in Field Borrower has 16 years in Field ; Years on Job Borrower has 9 years on job
300335461	b26acca2-6024-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with 125% replacement cost ($XXX,XXX) for total coverage of $XXX,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX which reflects a $XXX,XXX coverage shortfall.  Cost Estimator must be provided.
																04/25/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared.			FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; Years in Field Borrower has 16 years in Field ; Years on Job Borrower has 9 years on job
300335870	b5f95d4a-2936-4fbe-bd36-e05e516af616	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The rescission period is through midnight of XX/XX/XXXX and the final CD reflects a funding date of XX/XX/XXXX.
04/11/17: Notice of right to cancel expired on midnight X-X. Please review and clear. 03/31/17: Below please see a screen shot of Lender's rescission calendar. Please note the closing date and expiration date. 03/27/17: Per the rescission calendar, New Years Day is observed by the Lender on Sunday XX/XX/XXXX This loan closed on XX/XX/XXXX, therefore the rescission expiration date is correct the right of rescission expired on midnight XX/XX/XXXX.

04/14/17: Amended RTC has expired. Condition cleared. 04/06/17: Amended RTC provided. Expires XX/XX/XXXX. 03/31/17: The RTC in the file shows an expiration date midnight, XX/XX/XXXX. Condition maintained. 03/29/17: The RTC in the file shows XX/XX/XXXX initialed by the borrower and co borrower. Funding cannot occur prior to the end of the rescission period of midnight of XX/XX/XXXX Condition maintained.

300335870	a7e45e7d-480e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/23/2017: CDA provided reflecting a value of $850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335869	566c9602-01d4-48c4-880e-a8c940ed587d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Right To Cancel Form	Right to Cancel Form not provided.
04/07/17: New right or rescission period has passed. Condition cleared. 03/29/17: LOE to the borrower that the RTC was not provided, evidence of delivery, along with a new rescission period which expires midnight of XX/XX/XXXX.

300335869	92173173-7802-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/13/2017: CDA provided reflecting a value of $610,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335869	26a7e4ff-9505-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage Rider	The file does not contain a PUD Rider.
04/10/17: Attached please the executed deed of trust and planned unit development rider. We are currently in the process of having the deed of trust re-recorded to add the planned unit  development rider.

04/24/17: Lender provided the letter of intent, and evidence that the mortgage was sent to be re recorded to add the PUD Rider. Purchase transaction. Condition cleared.04/11/17: Please provide evidence of recording. Condition maintained.

300335869	12589be5-9505-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
3/14/2017: Audit's review of the final title policy in file reflected the recorded data for the mortgage/deed of trust. Condition rescinded.
300199682	4ef851b7-5a69-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Hazard Insurance Declaration	The loan file is missing a hazard insurance declaration reflecting the Lender as the loss payee, policy in file remains in the name of the previous lender.		08/23/2016: Audit reviewed corrected Hazard Insurance Declaration page, and has determined that the "loss payee" reflects the correct lender. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774

300199682	2e5854cd-5a69-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		07/06/2016: Audit reviewed Fraud tool provided prior to the Note date. Audit reviewed and all red flags are cleared. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774

300199682	ab5a5059-cb0d-4312-884b-bd07d8a4e557	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.	08/15/2016: EDD	08/15/2016: Audit reviewed print screen for E Consent dated XX/XX/XXXX, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774

300199682	93c83a1b-e9e0-4e62-be66-0b74bb10cc6b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Escrow fee and Lenders Coverage of $XXX and $XXX with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects an Escrow fee and Lender coverage fee of $XXX and $XXX resulting in a $XXX refund due for cure.
08/09/2016: Lender provided Post Close CD with refund of $XXX to Borrower. Loan will be graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774

300199682	35bd111d-bef1-40ab-88ee-56e529a4c3c4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	CD Section C fees exceed worst case 10% tolerance when a WLSP was not provided to the borrower
WLSP was not itemized causing an assumption that the borrower was not permitted to shop. Fees in Section C are subject to worst case scenario of 10% tolerance. Fees exceed 10% tolerance and a cure is required in the amount of $XXX.XX.
08/09/2016: Lender provided Post Close CD with refund of $XXX to Borrower. Loan will be graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774

300199682	6ea9ee5e-b4bf-4594-99f3-0393ac567e39	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file.	08/15/2016: SPL
08/23/2016:  Received WLSP dated XX/XX/XXXX.  Condition cleared.08/15/2016: Audit reviewed WLSP dated XX/XX/XXXX, and has determined that the initial Loan Estimate (LE) provided is dated XX/XX/XXXX after WLSP. Provide initial LE for the corresponding WLSP. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774

300199682	b2295d00-8a5d-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/15/2016: A CDA provided a value of $2,040,000 with 0% variance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774

300199682	354b3e7b-5a69-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file.		08/23/2016: Received WLSP dated XX/XX/XXXX. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774

300199682	94ae75a1-5a69-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing Verbal Verification of Employment within 30 days of the note date.
07/06/2016: Audit reviewed the Self-Employed VOE Business License documentation submitted, and has determined that the document provided was within 30 days prior to the Note date. Condition cleared. 07/13/2016

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774

300199680	cbcc1e70-9dfa-43ee-bc1c-80881c076943	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete.  The Contact State License ID of the Lender Contact is missing.  The NMLS ID of the Settlement Agent is missing.  The Contact State License ID of the Settlement Agent Contact is missing.
															08/25/2016: CD lox	08/25/2016: Audit reviewed final CD, and has determined that all required contact information was included. Condition cleared.
300199680	c4f58045-c75f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/12/2016: CDA provided reflecting a value of $1,825,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300199680	2605b144-40e5-40e0-8fd4-cd1a1c1ec141	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes/hazard insurance/HOA vs. the actual amount of $X,XXX.XX
08/25/2016: LOX
08/25/2016: Audit concurs with the Lender Rebuttal, and has determined that taxes were only assessed on vacant property per tax bill, therefore 2.5% of Purchase price was utilized as a more accurate interpretation of taxes. Condition cleared.

300199680	fcfcda71-8239-40a3-aafd-4e993327fb3b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file	08/25/2016: ABA lox	08/25/2016: Audit review of lender attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
300158418	d19b476f-892d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing rate lock verification	Missing rate locks dated XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX per related Change of Circumstance disclosures.	06/16/2016: Rate Lock Confirmations	06/16/2016: Audit reviewed Loan Details for rate locks, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 43.64%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.62%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300158418	0d1695b5-6e9c-4006-bb57-cdb3d8401f50	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	3 day timing requirement not met for change in Loan Product
Missing CD's within 3 day timing requirement corresponding to Change in Circumstance Forms dated XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX reflecting changes in loan amount, loan term, loan rate, discount points and lock status.
08/04/2015: All CICs are attached
08/29/2016: Audit reviewed missing CD that corresponded with the COC dated XX/XX/XXXX, and has determined that documentation submitted is deemed acceptable. Condition cleared. 08/11/2016: Loan was dropped from sample, please contact client to discuss.08/04/2016: Audit reviewed all CD's with corresponding COC's, and has determined that one is missing. Provide CD dated 02/29/2016 with COC. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 43.64%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.62%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300158418	7e124260-702e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of all services which corresponds to the LE for services the borrower is permitted to shop for.		6/09/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 43.64%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.62%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300158418	68b38920-882d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Comps greater than six months from prior sale	Comparable sales C2,C3,C4,C5 sale date exceeds six months to appraisal date; Comparable sales must not exceeds six months from appraisal date per lender guidelines.	06/20/2016: Please waive. Our original appraisal has 6 comps in 6months
08/24/2016: Audit reviewed, investor acknowledges comparable sales with field review. Condition cleared.06/20/2016: Audit reviewed the lender rebuttal, and has determined that the condition will be re-reviewed once client provides field review.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 43.64%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.62%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300158418	8b2f81ca-772e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate Lock Agreement in file expired XX/XX/XXXX.		07/01/2016: Received rate lock dated XX/XX/XXXX. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 43.64%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.62%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300158418	edf449c3-b837-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Ineligible Transaction	Client Overlay Exception, Client to Review – Acres of XX > lender overlay of 20. Also zoned agricultural A35.		08/24/2016: Audit acknowledges that the acreage and zoning are outside of guidelines. Loan will be graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 43.64%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.62%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300158418	1f55f961-af0b-46c8-8ff2-44d11aa1724a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The 2nd Appraisal Fee for $X,XXX.XX Reinspection Fee for $XXX.XX and Title-Recording Service Fee on the final Closing Disclosure was not listed on the initial or final LE. There is no change of circumstance form in file for these fees. The final C.D. does reflect a lender credit of $X,XXX.XX for cost to cure increase in Closing Costs.
Closing Disclosure indicates a tolerance cure in the amount of $XXXX.XX. Loan will be graded an A for all agencies except for Fitch with a grade of B
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 43.64%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.62%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300158418	a7b66fd2-12b9-4774-a86c-bc7583f7c0db	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower paid fee or provided credit card or check (except for the credit report) prior to acknowledgement of intent to proceed.
The file contains a copy of a Charge Card Authorization for Appraisal Fee which is undated and potentially prior to the borrowers acknowledgement of Intent to Proceed dated XX/XX/XXXX. The lender is prohibited from collecting any fee or arranging payment terms for anything other than a credit report prior to the borrower indicates an Intent to Proceed.
															08/04/2016: LOE and disclosure tracking	08/04/2016: Audit reviewed Disclosure Tracking Details, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 43.64%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.62%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300158418	0b2e5b0b-882d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Acknowledged	C	C(w)	VC	C	C	Property	Appraised value not supported	CDA in the file shows a value of $X,XXX.XX which is a -21.4% variance. Please provide a field review.	06/20/2016: Please waive the field review. Instead of a field review, we obtained a second appraisal that was also supporting the X.X XXX value as the original appraisal.
08/24/2016: Utilizing the field review value of $X,XXX,XXX results in a -14.29% variance. Variance outside of tolerance; however, recalculated LTV of XX.XX% is within underwriting guideline maximum of 75%. Valuation grade = C. 06/20/2016: Pending receipt from client and no need for lender to respond.06/20/2016: Audit reviewed lender rebuttal, and has determined that a CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 43.64%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.62%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300335867	4ed10509-c60d-4cd7-91fa-6811c61846a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		03/06/2017 - A Post close CD in the file reflects License Number of the Settlement Agent. Conditioned Cleared. The loan will be rated a B for all agencies.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 84 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12 months reserves; Years in Field Borrower has 40 years in Field

300335867	02058174-ae02-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Lender provided $XX.XX cure for increase in closing costs above legal limit.		03/06/2017- Post closing CD shows a sufficient tolerance cure in the amount od $XX.XX Loan will be graded a B for all agencies.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 84 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12 months reserves; Years in Field Borrower has 40 years in Field

300335867	9b41a50f-cd05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments does not reflect that flood insurance will be escrowed.
3/14/2017: The final closing disclosure reflected the  Estimated Taxes, Insurance and Assessments accurately. The escrow amounts did not change on the post close CD, although the post close CD reflected an incorrect description under other, this is considered non-material.  Loan will be rated a B for all agencies.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 84 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12 months reserves; Years in Field Borrower has 40 years in Field

300335867	dee74059-b002-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The required description next to Other is missing from the final CD.		03/06/2017- Post closing CD shows the description next to Other. Loan will be graded a B for all agencies.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 84 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12 months reserves; Years in Field Borrower has 40 years in Field

300335867	4123e317-c905-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	File does not contain a third party employment verification.	03/21/17: Agree with findings.
05/09/2017: Audit re-analyzed third party business report, and has determined that documentation was dated within 30 days of consummation. Business owner, established date and active status are present. Condition cleared.03/22/17: Condition maintained. 3/14/2017: Although the compliance report was provided, 3rd party employment verification from a CPA or business license 30 days prior to consummation date is required. Condition remains.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 84 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12 months reserves; Years in Field Borrower has 40 years in Field

300335867	9d0c9d22-8802-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/13/2017: CDA provided reflecting a value of $1,040,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 84 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12 months reserves; Years in Field Borrower has 40 years in Field

300335867	9aaa3eda-d205-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Hazard insurance provided does not cover the loan amount. File does not contain Insurer Cost Estimator or executed Processor Certification.		3/14/2017: Hazard insurance cost estimator provided to indicate the estimated replacement cost. The dwelling coverage amount covers the estimated replacement cost. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 84 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12 months reserves; Years in Field Borrower has 40 years in Field

300335865	2ffd95df-333e-483f-b173-19e688b4e3df	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The Lender's License ID is missing. All Contact information (Names, Addresses, License ID Numbers, Contact names, Emails & Phone numbers) of the Real Estate broker and the Settlement Agent are missing.

4/21/2017:  Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.4/11/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  04/08/17: Documents provided do not clear this condition. Seller shows TBD. Condition maintained.

300335865	1c2de640-8f02-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file		03/07/2017: CDA provided reflecting a value of $990,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335865	5337995b-78c1-4f72-a396-0f1891d7264d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C. The LE dated XX/XX/XXX reflects a Settlement Fee of 0 with no resulting COC for any subsequent disclosures. The final CD reflects an Settlement Fee of $XXX; however, Section C on the LE reflects a $XXX  Settlement Agent fee. $XXX.XX Cure provided per lender credit on Final CD.
03/06/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
300335864	ac712fcd-ec87-43d7-ae8e-bbff005a3b56	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The all LE's reflect an appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an appraisal fee of $XXX resulting in a $XXX refund due for cure.
04/08/17: Upon further review, the CD Section J lists $X,XXX.XX credit to the borrower. This credit includes the $XXX.XX for the tolerance cure for the appraisal. Lender provided the fee variance worksheet itemizing the $XXX.XX for the appraisal credit. Condition cleared.

 DTI is lower than guideline maximum UW guides required a DTI of 43%, loan was submitted with a DTI of 21.44%; FICO is higher than guideline minimum UW guides require a FICO of 720, loan was submitted with a fICO of 734.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan was submitted with reservesw of 62 months.

300335864	98d5c5e1-41a0-4f52-bb95-e124bf052a02	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The Final CD is missing required data under the General Information section for the field(s) titled settlement agent and Sellers Address.
4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.4/08/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 DTI is lower than guideline maximum UW guides required a DTI of 43%, loan was submitted with a DTI of 21.44%; FICO is higher than guideline minimum UW guides require a FICO of 720, loan was submitted with a fICO of 734.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan was submitted with reservesw of 62 months.

300335864	1d859c28-5a07-42a6-90f9-e75e9e27751e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on all Loan Estimates and Closing disclosures are missing the explanation HOA for the field Other.
4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies4/08/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 DTI is lower than guideline maximum UW guides required a DTI of 43%, loan was submitted with a DTI of 21.44%; FICO is higher than guideline minimum UW guides require a FICO of 720, loan was submitted with a fICO of 734.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan was submitted with reservesw of 62 months.

300335864	70781981-effd-4bec-8fcb-1e0bea868ce8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - settlement fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service provider fee should be listed in section C of the CD.

04/07/17: Since the lender is only required to list one service provider per service, regardless if they have multiple preferred providers, they meet the requirement by listing only one provider.  It would be safe to assume that because the lender listed the fee in section B (which is more conservative) it is a preferred provider who was not listed on the WLSP. Condition rescinded.

 DTI is lower than guideline maximum UW guides required a DTI of 43%, loan was submitted with a DTI of 21.44%; FICO is higher than guideline minimum UW guides require a FICO of 720, loan was submitted with a fICO of 734.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan was submitted with reservesw of 62 months.

300335864	67ba3ce2-b871-478d-b026-9395e0eb6430	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Name /Address/ NMLS License Number / etc of the Borrowers Real Estate Broker / Sellers Real Estate broker / Settlement Agent is missing.

4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.4/08/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 DTI is lower than guideline maximum UW guides required a DTI of 43%, loan was submitted with a DTI of 21.44%; FICO is higher than guideline minimum UW guides require a FICO of 720, loan was submitted with a fICO of 734.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan was submitted with reservesw of 62 months.

300335864	21c1eb03-9fff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/06/2017: CDA provided reflecting a value of $860,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW guides required a DTI of 43%, loan was submitted with a DTI of 21.44%; FICO is higher than guideline minimum UW guides require a FICO of 720, loan was submitted with a fICO of 734.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan was submitted with reservesw of 62 months.

300335864	5bf712ca-e1fb-4d16-897f-784a0d9eca6c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The  Condo Move in fee and HOA dues fee charged by the settlement service provider in section C of the final Closing Disclosure is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates : For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.The Condo move in fee and HOA dues should be in Section H.

4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable - Fees were moved to Section H. Loan will be graded a B for all agencies.4/08/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

 DTI is lower than guideline maximum UW guides required a DTI of 43%, loan was submitted with a DTI of 21.44%; FICO is higher than guideline minimum UW guides require a FICO of 720, loan was submitted with a fICO of 734.; Reserves are higher than guideline minimum UW guides required reserves of 12 months, loan was submitted with reservesw of 62 months.

300335863	2c28890e-bb40-464b-897f-04a46c0780be	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on Closing Disclosure is missing the explanation HOA for the field Other.
4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.03/22/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained.

300335863	7085c1f3-fcfa-4876-b7de-0d8eb0a89dff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	The difference in the late pay charges are $XXX.XX for Threshold, Actual is $XXX.XX- difference is $XXX.XX.		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
300335863	0e15ed44-5b03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file		03/10/2017: CDA provided reflecting a value of $2,755,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335863	bc4a0e38-4809-42ed-8aa5-e7a481194993	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of XXX.XX for the HOA vs. the actual amount of $XXX.XX.
03/17/2017: Audit corrected HOA dues to match statement. Correct estimates taxes, insurance & assessments are $XXXX.XX Condition cleared.
300335863	f69cb209-9c67-481d-b4c7-612670539e29	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The appraisal disclosure was not provided within 3 days of application.		03/17/2017: Evidence Borrower was provided with the Appraisal Disclosure within 3 days of application date provided in original loan file. Condition rescinded.
300335857	03e3999c-4400-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		03/06/2016: A Post Closing CD provided in the loan file reflects the government entity payee name for the Transfer Tax Fees in section E. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 7625; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  22.60 months reserves

300335857	732cbb20-5f1c-490e-b39f-626a5c7e9e61	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	X% > X% maximum late fee allowed by the state.		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 7625; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  22.60 months reserves

300335857	d2abdcb0-be05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verification of Rent
Per credit policy, must verify rent payments in the last 12 months with either a VOR or cancelled checks.  If the applicant is renting from a private landlord (no management company), 12 months cancelled checks must be obtained in lieu of a verification of rent (VOR) supporting no late payments.

03/30/17: Borrowers are currently living rent free- 3rd party rent free letter in file. Per guidelines, this is allowable if 3 tradelines are open/active for 24 mths. Both borrowers meet this tradeline requirement. Attached a letter from parent. This easily should clear this finding.Attached is a letter explaining the borrowers have lived with family rent free. This is permissible per guides if they have a deep credit history, which they do

04/22/17: Upon further review, borrowers are currently living rent free- 3rd party rent free letter in file. Per guidelines, this is allowable if 3 tradelines are open/active for 24 mths. Both borrowers meet this tradeline requirement. Condition cleared. 03/31/17: The letter does not indicate when the property was purchased. Condition maintained. 03/15/2017:  Per Lender’s guidelines, First Time Home Buyers require a minimum of 3 trade lines, all established with a minimum of 24 months’ history AND a satisfactory VOR for the last 12 months.  If a VOR is not available (i.e. applicant lives at home) the credit report must show 3 OPEN and ACTIVE tradelines.  Borrower has X tradelines > 24 months.  Co-borrower has 3 tradelines > 24 months.  However, the letter verifying they live with parents, states they have lived there since parents purchased home.  Unable to determine how many months lived at home.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 7625; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  22.60 months reserves

300335857	5ae0eb47-c205-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Hazard insurance is insufficient to cover the Loan Amount. The dwelling cover up to 125% does not cover the loan amount and the file does not contain a Cost Estimator from the Insurer.
04/07/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared. 04/05/17: Insurance binder provided. The dwelling cover up to 125% does not cover the loan amount and the file does not contain a Cost Estimator from the Insurer. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 7625; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  22.60 months reserves

300335857	ab98d5b6-9dbe-4bdc-8d9f-6b16bda6e46f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for final CD as the appraisal fee and transfer taxes has increased from $XXX to $XXX and $X,XXX to $X,XXX.XX The file is missing evidence of a valid change of circumstance.
03/20/17: The transfer taxes were less on the final CD than disclosed on the LE The transfer taxes on the LE were disclosed as $X,XXX.XX and the final CD final CD lists the transfer taxes as $X,XXX.XX. The costs to the borrower were less than initially disclosed. The fees being reduced or less than initially disclosed does not warrant a re-disclosure.There is no Change of Circumstance regarding the increase in the appraisal fee. The reason for the increase in the appraisal fee was the appraiser billed for a trip fee of $XXX. The appraiser was unable to inspect the subject interior due to the wood floors being stained at the time of inspection and the re-inspection had to be rescheduled. The $XXX was refunded to the borrower in the Sum of J on the Closing Disclosure. There is no Change of Circumstance regarding the increase in the appraisal fee.
03/22/17: Lender credit for increase in closing costs above the legal limit of $XXX.XX shown on the post close CD. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 7625; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  22.60 months reserves

300335857	ecd976c6-7933-4778-8f8c-a9de08c3c2d5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XXXX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $XXXX.XX resulting in a variance of $X.XX. Cure provided per lender credit on final CD.
03/06/2016: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 7625; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  22.60 months reserves

300335857	23f237fd-4300-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/13/2017: CDA provided reflecting a value of $934,500 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 7625; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  22.60 months reserves

300335857	7d10e26c-7e02-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX no resulting COC for any subsequent disclosures. The final CD reflects and Appraisal Fee of $XXX resulting in a ($XXX) refund due for cure.  Cure provided per lender credit on final CD.
03/06/2016: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 7625; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  22.60 months reserves

300335852	91cb9ee1-a783-4d28-866f-59cd198646c8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	Late fee is X% > X% max for the state.		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
300335852	ff7d40fa-6e03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section E is missing the payee for State Tax/Stamp. Section F is missing the number of months for property taxes.		3/8/2017 - Post-close CD contained corrections for Section E payee and Section F number of months for property taxes.
300335852	58dbb05b-d26b-4996-a53a-495affe82769	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for General Information section not present in C.D.
Final CD indicates Appraised Property Value as $XXX,XXX File contains 2 appraisals dated the same date but reflecting different appraised values. One reflect value of $XXX,XXX and the other reflects $XXX,XXX. Collateral Risk Review indicates appraised value as $XXX,XXX.  Final CD should reflect Appraised Property Value as $XXX,XXX.

04/21/17: The appraised value used for qualifying was $XXX,XXX. The lower value at $925k was disputed by customer. Appraiser re-evaluated and reconciliation determined that $XXX,XXX was a more appropriate opinion of value. Emphasis placed on comp 1 and 2, both within subject project.04/11/17; Please see appraisal addendum regarding the increase of appraised value of  $XXX,XXX due to additional comparables presented for consideration. The Closing Disclosure reflects the correct value of $XXX,XXX.

04/24/17: The lower of the 2 appraised values was used to qualify. Final CD should reflect this value,$XXX,XXX. Condition maintained. 04/12/17: The lower of the 2 appraised values was used to qualify. Final CD should reflect Appraised Property Value as $XXX,XXX. Condition maintained. 05/08/17 - This is considered non-material, this will be graded as a level B.

300335852	e6a41b91-1204-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure and post-closing CD indicate the Estimated Taxes, Insurance and Assessments as $X,XXX,XX a month vs. the calculated value of $X,XXX,XX a month. The lender used the incorrect amount of $X,XXX for the HOA vs. the actual amount of $X,XXX.
04/03/17: Non material. Loan will be graded a B.
300335852	fd004b7c-92a9-46b2-b07e-f2441e0f4663	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-NY Settlement Fee reflected in section B of the final Closing Disclosure and post-closing CD. The borrower shopped for their own title service provider and did not use the provider on the WLSP. Title-NY Settlement Fee should be listed in section C of the CD.

04/07/17: Since the lender is only required to list one service provider per service, regardless if they have multiple preferred providers, they meet the requirement by listing only one provider.  It would be safe to assume that because the lender listed the fee in section B (which is more conservative) it is a preferred provider who was not listed on the WLSP. Condition rescinded.

300335852	e6c872cc-6e03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	LE dated XX/XX/XXXX in section F is missing the number of month for property taxes.		04/03/17: Corrected on the CD. Non material. Loan will be graded a B.
300335852	df353d2a-6e03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/09/2017: CDA provided reflecting a value of $925,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335852	1fc2d3b5-5ac3-4324-950a-3035055ab776	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The Estimated Taxes, Insurance & Assessments section on Closing Disclosure is missing the explanation HOA for the field “Other”.		3/8/2017: Post-closing CD contained correction reflecting "Other" as HOA Dues.
300335852	46a864d1-1604-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Final CD reflect appraisal credit in section B and should be reflected in section J.		04/03/17: Upon further review, the fee was disclosed correctly. Condition rescinded.
300335849	0abb387b-0605-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/13/2017: CDA provided reflecting a value of $620,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with a FICO of 790.; Years in Primary Residence 8 years in primary residence.; Years on Job 18 years on job.
300335849	ca851ca3-0605-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Final 1003 is incomplete	Final application reflects the co-borrower is not US Citizen or a Permanent Residence Alien. Missing the co-borrower citizenship status.		04/24/17: Lender provided the corrected 1003 and copy of US passport. Condition cleared.			FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with a FICO of 790.; Years in Primary Residence 8 years in primary residence.; Years on Job 18 years on job.
300335849	ece2ee07-0705-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	CD provided from the borrower previous home in file is not signed. Provide a signed CD or evidence of the PITI if the previous home is not sold.
04/17/17: Upon further review, verified the name on the settlement statement matches the maiden/prior name, SS# and address on the credit report. Condition cleared. 04/05/17: Seller settlement statement provided, however, the names to not match the co borrower. Please provide and LOE or evidence of change in name. Condition maintained.
FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with a FICO of 790.; Years in Primary Residence 8 years in primary residence.; Years on Job 18 years on job.
300335849	5b733a81-0605-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		03/13/2017: Disaster date 1/22/2016, appraisal date 11/16/2016. Condition rescinded.			FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with a FICO of 790.; Years in Primary Residence 8 years in primary residence.; Years on Job 18 years on job.
300335849	0aaa7045-0605-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final CD is missing the number of months for the property taxes in section F.
4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.03/18/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.   Condition maintained.
FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with a FICO of 790.; Years in Primary Residence 8 years in primary residence.; Years on Job 18 years on job.
300335849	dcf864bb-d305-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
																3/14/2017: A copy of the recorded mortgage provided is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with a FICO of 790.; Years in Primary Residence 8 years in primary residence.; Years on Job 18 years on job.
300335848	2eff6a8b-1f04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.		03/10/2017: CDA provided reflecting a value of $699,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746.; Years in Primary Residence 3 years in primary residence.; Years on Job 4 years on job.
300335848	6bf0c7ad-0905-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
																03/22/17: Lender provided evidence of recording of the Mortgage/Deed of Trust. Condition cleared.			FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746.; Years in Primary Residence 3 years in primary residence.; Years on Job 4 years on job.
300335848	8a376076-1f04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		03/13/2017: Disaster date 1/22/2016, appraisal date 12/7/2016. Condition rescinded.			FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746.; Years in Primary Residence 3 years in primary residence.; Years on Job 4 years on job.
300335844	5a7b14fe-c26c-40b8-8d50-b18070473657	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The final CD dated XX/XX/XXXX is missing the description for other for Condominium Fees in the section for Estimated taxes, Insurance and Assessments.
4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.4/05/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300335844	4f10afc1-7622-4943-ab05-b6cd362a9ba6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	Late Charge of $XXX.XX > $XXX.XX threshold for the State of Massachusetts.		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
300335844	eb3ff3bc-7dff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		03/13/2017: CDA provided reflecting a value of $1,428,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335841	a42b718b-aa66-4eb7-ba48-2378761e83d2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)	The Closing Disclosure dated (XX/XX/XXXX) in the Costs as Closing section, for the field Closing Costs: (in Other Costs ) does not match the amount disclosed on page 2 (section J) of the CD.		03/08/17: Upon further review. Closing costs match. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57%; FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of  792; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  33.7 months reserves

300335841	9a0ab89b-a4fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	Fraud report reflects an undisclosed property. The property was last reported owned in XXXX, which is < 12 months. File does not contain a letter of explanation and/or evidence of disposition/sale.	05/24/2017: e-mail from borrower regarding prior residence, no ownership05/05/2017 (BF) Please provide the specific address for the property you are questioning.
05/24/2017: Audit reviewed the Lender Rebuttal, as well as the documentation submitted, and has determined that sufficient evidence was provided to verify that the borrower never owned said property. Condition cleared.   05/08/17: Provided address for the REO on fraud report with a possible undisclosed property.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57%; FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of  792; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  33.7 months reserves

300335841	894aedb0-a3fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	The file does not contain a recent mortgage statement for reo #1 listed on the loan application.		03/18/17: Lender provided the mortgage statement for the REO #1 listed on the 1003. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57%; FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of  792; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  33.7 months reserves

300335841	4ee1aa9e-b7fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing verbal verification of employment and/or CPA letter.	03/18/17: Providing third party verification. Current real estate license. Status is current; suspend status was from X yrs ago due to missing Continuing Education documents.	03/18/17: Third party verification provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57%; FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of  792; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  33.7 months reserves

300335841	647b1e8d-a3fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	The file does not contain evidence of hazard insurance and property taxes for reo # 1 listed on the loan application.		03/18/17: Lender provided evidence of hazard insurance and property taxes for reo # 1 listed on the loan application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57%; FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of  792; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  33.7 months reserves

300335841	0bffd0e1-2383-4a14-920d-350a9cb97206	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure dated (XX/XX/XXXX reflects an Amount Financed of ($XXX,XXX,XX) vs. actual ($XXX,XXX,XX), an over disclosure of ($XXX.XX
03/08/17: List of finance charges provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57%; FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of  792; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  33.7 months reserves

300335841	9cd22114-c177-4603-82de-c723598afb2d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE dated XX/XX/XXXX is required to be provided to the borrower within 3 standard business days of application.
03/08/17:  Lender provided an audit trail as evidence that the property was a TBD until XX/XX/XXXX.  Initial disclosures were provided to the borrower once all six elements had been obtained and the RESPA application date had been determined.  Lender system is set up so that the initial application prints once we have all 6 of the elements needed for a RESPA application although the date the application process began is printed on the 1003 due to system constraints.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57%; FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of  792; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  33.7 months reserves

300335841	78a4c4b4-aafe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
03/08/17: Lender provided the Final title policy with recorded data for Mortgage/Deed of Trust. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57%; FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of  792; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  33.7 months reserves

300335841	fd93544e-689d-4cf6-834c-85e618279279	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as (XXX,XXX.XX vs. actual Finance Charge of ($XXX,XXX.XX). An under disclosure of ($XXX.XX) which exceeds the $100 allowable tolerance for Purchase Transactions.
03/08/17: List of finance charges provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57%; FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of  792; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  33.7 months reserves

300335841	591c1e38-a4fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file		03/06/2017: CDA provided reflecting a value of $685,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57%; FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of  792; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  33.7 months reserves

300335841	af84d5d1-9657-449a-a934-a94b5affe999	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure not provided within 3 days of application	03/07/17: Uploaded audit trail and LOX - TBD property.
03/08/17:  Lender provided an audit trail as evidence that the property was a TBD until X/XX/XXXX  Initial disclosures were provided to the borrower once all six elements had been obtained and the RESPA application date had been determined.  Lender system is set up so that the initial application prints once we have all 6 of the elements needed for a RESPA application although the date the application process began is printed on the 1003 due to system constraints.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.57%; FICO is higher than guideline minimum UW Guides require FICO of 680  loan qualified with FICO of  792; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  33.7 months reserves

300335838	23e282bc-580e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		03/24/2017: CDA provided reflecting a value of $1,250,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Years on Job Borrower has 22.9 years on job

300335838	0c882dfc-ce0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard Insurance Shortfall : The amount of insurance required is $X,XXX,XXX vs. the actual amount of coverage $XXX,XXX. The amount of coverage is short by $XXX,XXX. Missing evidence of Cost Estimator provided by the Insurance Company to determine proper replacement cost.

04/22/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared. 03/31/17: Lender provided an amended effective XX/XX/XX showing sufficient coverage which is after the note date. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Years on Job Borrower has 22.9 years on job

300335838	e2ad70ca-580e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property
Verification of taxes and insurance for all rental properties was not provided. The breakdown of taxes and insurance for the exiting property and the second property listed on the Schedule of Real Estate owned was not provided in the file. This is required in order for the loan to be classified as a Qualified Mortgage
04/22/17: Verification of taxes and insurance for the REO's provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Years on Job Borrower has 22.9 years on job

300335835	4a35bf37-dc04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/13/2017: CDA provided reflecting a value of $660,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides required FICO of 720, loan qualified with FICO of 798.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.50  months reserves.; Years on Job 3 years on job.

300335835	eab38ade-f004-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Insufficient coverage to cover loan amount. Missing evidence of Cost Estimator provided by the Insurance Company to determine proper replacement cost.
03/31/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared. 03/27/17:  Please provide a replacement cost estimator provided from the insurance company showing sufficient coverage. Condition maintained.

 FICO is higher than guideline minimum UW Guides required FICO of 720, loan qualified with FICO of 798.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.50  months reserves.; Years on Job 3 years on job.

300335835	50b20dfb-ee6b-4d60-9ef3-0696252de68a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure in file is not signed.
03/17/17: The initial Affiliated Business Disclosure was sent to and, accepted by the borrower on XX/XX/XX. When the initial ABA is not be signed, the final Affiliated Business Disclosure must be signed at closing. I am providing a copy of the final signed ABA, along with the Initial ABA, evidence of delivery to the borrower and the e-consent (in file at time of delivery).
03/17/17: Lender provided the initial and final signed affiliated business disclosure. Condition cleared.
 FICO is higher than guideline minimum UW Guides required FICO of 720, loan qualified with FICO of 798.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.50  months reserves.; Years on Job 3 years on job.

300335835	10a26b4f-dc04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Missing the hazard insurance policy, binder provided in file.		03/27/17: Lender provided the hazard insurance declaration page. Condition cleared.
 FICO is higher than guideline minimum UW Guides required FICO of 720, loan qualified with FICO of 798.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.50  months reserves.; Years on Job 3 years on job.

300335835	f56ba538-4e9e-4bd4-9456-33a39d14539b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The email address of the Sellers Real Estate broker is missing.
4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.03/27/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained.

 FICO is higher than guideline minimum UW Guides required FICO of 720, loan qualified with FICO of 798.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.50  months reserves.; Years on Job 3 years on job.

300335835	dc5768db-a6bd-47d4-932f-7066be1bd2a8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	Late charge is 5% > max 3% for MA.		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
 FICO is higher than guideline minimum UW Guides required FICO of 720, loan qualified with FICO of 798.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.50  months reserves.; Years on Job 3 years on job.

300322419	2c2cd2b9-89c4-42bf-8406-f6e4a7676760	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting CoC for any subsequent disclosures. The Final CD dated reflects a Credit Report Fee of $XX.XX resulting in a $X.XX refund due for cure.
02/15/2017: A RESPA Credit Report charge cure in $X.XX. Condition cleared. The loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.92%; FICO is higher than guideline minimum UW Guides require minimum FICO of 720, loan qualified with FICO of 795; Years in Field Borrower has 18 years on job

300322419	599f40a5-8cf3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	02/22/2017: CDA	02/22/2017: A CDA report reflecting a value $1,330,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.92%; FICO is higher than guideline minimum UW Guides require minimum FICO of 720, loan qualified with FICO of 795; Years in Field Borrower has 18 years on job

300335833	6509b58a-5357-4bd0-a6c1-6f79026a631f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The LE was not provided within 3 days of the application. The LE is dated XX/XX/XXXX, the application is dated X/XX/XXXX.		03/22/17: Lender provided the initial LE dated XX/XX/XX which is within 3 days of the application date. Condition cleared.
 No Mortgage Lates The credit report confirmed over 62 months of mortgage history with zero late payments.; Reserves are higher than guideline minimum The guidelines require 6 months reserves, the borrower has over 50 months reserves available; Years Self Employed The borrower has been successfully self employed with the same business for over 6 years

300335833	b04b667d-8709-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/15/2017: CDA provided reflecting a value of $800,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates The credit report confirmed over 62 months of mortgage history with zero late payments.; Reserves are higher than guideline minimum The guidelines require 6 months reserves, the borrower has over 50 months reserves available; Years Self Employed The borrower has been successfully self employed with the same business for over 6 years

300335833	d897b93c-b6c6-4948-88c6-8bcac20ded1e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure was sent on XX/XX/XXXX, the application is dated X/XX/XXXX.		03/22/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.
 No Mortgage Lates The credit report confirmed over 62 months of mortgage history with zero late payments.; Reserves are higher than guideline minimum The guidelines require 6 months reserves, the borrower has over 50 months reserves available; Years Self Employed The borrower has been successfully self employed with the same business for over 6 years

300335833	507d1558-8609-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	LTV exceeds guidelines	Lender Exception in file, Client to Review. The LTV for a Second Home Purchase is 70%, the subject LTV is XX%.		03/30/2017: Audit acknowledges the client approved exception for LTV of XX% vs 70% per guidelines. Loan will be rated a B.03/29/17: Exception request sent to client.
 No Mortgage Lates The credit report confirmed over 62 months of mortgage history with zero late payments.; Reserves are higher than guideline minimum The guidelines require 6 months reserves, the borrower has over 50 months reserves available; Years Self Employed The borrower has been successfully self employed with the same business for over 6 years

300335833	e08aa304-1b69-4838-b8ee-440e386b4242	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The application is dated X/XX/XXXX, the HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX.		03/22/17: Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within 3 days of the application date. Condition cleared.
 No Mortgage Lates The credit report confirmed over 62 months of mortgage history with zero late payments.; Reserves are higher than guideline minimum The guidelines require 6 months reserves, the borrower has over 50 months reserves available; Years Self Employed The borrower has been successfully self employed with the same business for over 6 years

300335833	d552e493-9f09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XX with no resulting COC for any subsequent disclosures. Final CD dated reflects a charge of $XXX for a variance/refund required of $XX.X to meet 10% threshold.
03/28/17: Refund to cure provided in the amount of $XX.XX within 60 days of discovery. Loan will be graded a B.
 No Mortgage Lates The credit report confirmed over 62 months of mortgage history with zero late payments.; Reserves are higher than guideline minimum The guidelines require 6 months reserves, the borrower has over 50 months reserves available; Years Self Employed The borrower has been successfully self employed with the same business for over 6 years

300335833	2a65fb6a-7c09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Business Tax Returns	Missing complete business tax returns, Schedule K1's were not provided. Complete Tax returns are required in order for a loan to be classified as a Qualified Mortgage.	03/29/17: This is a C-Corp and K-1's are not distributed on an 1120 C Corp.	03/29/17: Upon further review, the business is a Corporation. Condition rescinded.
 No Mortgage Lates The credit report confirmed over 62 months of mortgage history with zero late payments.; Reserves are higher than guideline minimum The guidelines require 6 months reserves, the borrower has over 50 months reserves available; Years Self Employed The borrower has been successfully self employed with the same business for over 6 years

300335833	c2dc60d0-a209-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) (10% Tolerance)
Recording fee on final CD dated s $XXX. LE dated XX/XX/XXXX lists fee as ($XX). This fee is in a (10%) tolerance section. Lender tolerance cure of ($XX.XX) is required.  Section J reflects ($XX.XX) tolerance cure that is insufficient.  The Additional $XXX credit was to cure the Appraisal fee.
03/28/17: Refund to cure provided in the amount of $XX.XX within 60 days of discovery. Loan will be graded a B.
 No Mortgage Lates The credit report confirmed over 62 months of mortgage history with zero late payments.; Reserves are higher than guideline minimum The guidelines require 6 months reserves, the borrower has over 50 months reserves available; Years Self Employed The borrower has been successfully self employed with the same business for over 6 years

300335833	8506f155-27c9-4353-9f80-f35f0b2da797	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XXX refund due for cure.		03/15/2016: Post close CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be rated a B for all agencies.
 No Mortgage Lates The credit report confirmed over 62 months of mortgage history with zero late payments.; Reserves are higher than guideline minimum The guidelines require 6 months reserves, the borrower has over 50 months reserves available; Years Self Employed The borrower has been successfully self employed with the same business for over 6 years

300335829	551d3d54-655f-493d-9b22-2a62b937a50d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX, when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
															03/17/17: XX/X/XX CD was to address tolerance cure. 3 day waiting period is not required.	03/17/17: Upon further review, the last initial CD was dated XX/XX/XX which is with 6 days when factoring in the mailbox rule. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.1 months reserves; Years on Job Borrower has 13.9 years on job

300335829	f3e0a950-2560-4f0f-8f07-5c91c791e8cb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application
Initial LE dated XX/XX/XXXX was not provided to the Borrower within 3 days of the XX/XX/XXXX initial application date. Lender LOE in file stated that the 10/20/2016 date reflected on initial application is prior to obtaining the address of the subject property and not the true application date. Per Lender audit trail, the address for the subject property was added to LOS on XX/XX/XXXX.
03/17/17: Lender provided the initial LE dated XX/XX/XX which is within 3 days of the application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.1 months reserves; Years on Job Borrower has 13.9 years on job

300335829	6a1ad356-8d67-4821-b58d-62f92d78cf89	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C) - The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file.		03/17/17: WLSP provided. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.1 months reserves; Years on Job Borrower has 13.9 years on job

300335829	4ab7095e-e904-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure dated XX/XX/XXXX was not provided to the Borrower within 3 days of the XX/XX/XXXX initial application date.		03/17/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.1 months reserves; Years on Job Borrower has 13.9 years on job

300335829	e5850be6-ede7-486a-a25d-5b6b3af762ff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure dated XX/XX/XXXX was not provided to the Borrower within 3 days of the XX/XX/XXXX initial application date.		03/17/17:Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within 3 days of the application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.1 months reserves; Years on Job Borrower has 13.9 years on job

300335829	22843dfa-d604-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/10/2017: CDA provided reflecting a value of $587,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.1 months reserves; Years on Job Borrower has 13.9 years on job

300335829	aa5c7f4e-e704-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Final 1003 is incomplete	File is missing application signed by the Loan Originator.		03/17/17: Lender provided the signed 1003. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.1 months reserves; Years on Job Borrower has 13.9 years on job

300335829	8d96461f-ea04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final CD and post-close CD are missing the itemization of recording fees disclosed in Section E.
4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.03/17/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.1 months reserves; Years on Job Borrower has 13.9 years on job

300335827	4e451254-9005-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE does not reflect an Appraisal review fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal review fee of $XXX.XX resulting in a $XXX.XX refund due for cure.
03/10/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
300335827	5112295b-f904-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		03/13/2017: CDA provided reflecting a value of $1,640,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335827	4c0e4ade-ef04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaid section of the final Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.4/06/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300335824	3b16c888-9439-47be-b7be-a0775378ea12	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within x standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX		04/05/17: Lender provided the initial LE dated within X days of the application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 53 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.90 months reserves; Years in Primary Residence Borrower has resided in subject for 10.8 years

300335824	117d8929-8915-47de-9dc1-71dff0ec2b92	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Counseling Disclosure.		04/05/17: Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within X days of the application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 53 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.90 months reserves; Years in Primary Residence Borrower has resided in subject for 10.8 years

300335824	053e8c45-7403-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The Estimated Taxes, Insurance & Assessments section on the final Closing Disclosure is missing the explanation HOA for the field Other.
4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.4/05/2017:  Received post consummation dated > XX days post-closing.  There is no cure under the TRID rule for XX days from discovery – the TRID rule specifies XX days from consummation for clerical errors and tolerance cures.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 53 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.90 months reserves; Years in Primary Residence Borrower has resided in subject for 10.8 years

300335824	6ebaf356-4c03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/09/2017: CDA provided reflecting a value of $710,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 53 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.90 months reserves; Years in Primary Residence Borrower has resided in subject for 10.8 years

300335824	df2f6127-7103-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	Missing copy of signed and dated final loan application at time of closing. Final application in file is dated XX months after closing.
03/09/17: The Final 1003 was missing from the closing package upon receipt from the closing agent. The resolution team reached out to the borrower for signatures and obtained several months later. The Final 1003 signed after closing is the correct document.
03/10/17: Upon further review, the Final 1003 signed after closing is the correct document. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 53 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.90 months reserves; Years in Primary Residence Borrower has resided in subject for 10.8 years

300335824	578489d4-df4a-44c8-a51c-b31deecf2d73	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The Right to Receive Copy of Appraisal Disclosure in file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX		04/05/17: Lender provided the initial LE dated within X days of the application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 53 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.90 months reserves; Years in Primary Residence Borrower has resided in subject for 10.8 years

300335824	d349d7c7-f6da-4a64-879c-d9cfab51657b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated and signed at closing and the original application date is XX/XX/XXXX		04/05/17: Lender provided the affiliated business disclosure dated within X days of the application date. Condition cleared
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 53 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.90 months reserves; Years in Primary Residence Borrower has resided in subject for 10.8 years

300335824	ff8b6005-7203-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Assets are not sourced/seasoned	Bank account #XXXX reflected on loan application reflects large deposit of $XX.XX File is missing source of funds and documentation to support.		03/13/2017: Audit reviewed original loan file and Lender's rebuttal and agrees. The source of the deposit is from employer. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 53 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.90 months reserves; Years in Primary Residence Borrower has resided in subject for 10.8 years

300335824	01655182-153a-49c7-abeb-7d7292c9ae39	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The  Title-Florida Statutory Surcharge fee is reflected in section B of the final Closing Disclosure.  The borrower shopped for their own Title-Florida Statutory Surcharge fee and did not use the provider on the WLSP. The Title-Florida Statutory Surcharge fee should be listed in section C of the CD.

04/05/17: Since the lender is only required to list one service provider per service, regardless if they have multiple preferred providers, they meet the requirement by listing only one provider.  It would be safe to assume that because the lender listed the fee in section B (which is more conservative) it is a preferred provider who was not listed on the WLSP. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 53 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.90 months reserves; Years in Primary Residence Borrower has resided in subject for 10.8 years

300335824	20040c83-7403-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
1) The final Closing Disclosure in the file Section E State Tax/Stamps missing name of government entity taxes being paid to.  2) The final Closing Disclosure Section F. Prepaids section does not list number of months Property Taxes were collected. XX and XX each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.4/05/2017:  Received post consummation dated > XX days post-closing.  There is no cure under the TRID rule for XX days from discovery – the TRID rule specifies XX days from consummation for clerical errors and tolerance cures.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 53 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.90 months reserves; Years in Primary Residence Borrower has resided in subject for 10.8 years

300335824	9f1cb481-7103-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	Missing copy of condo questionnaire and evidence of project approval.		04/08/17: Lender provided the condominium full review project status report. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 53 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.90 months reserves; Years in Primary Residence Borrower has resided in subject for 10.8 years

300335823	e39e0e3c-4cee-4d29-9627-2ac930905627	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal Disclosure is dated > X days from the application date XX/XX/XXX		03/23/17: Evidence of the appraisal disclosure provided within X days of the application date. Condition cleared.
300335823	3fc2400d-31e2-4c48-a6ba-f34e06437462	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure is dated > X days from the application date XX/XX/XXXX		03/23/17: Lender provided the affiliated business disclosure dated within X days of the application date. Condition cleared.
300335823	e09c3de3-470d-4b4b-b3ee-2f42cebcd811	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	CD Section C fees exceed worst case 10% tolerance when a WLSP was not provided to the borrower
The Recording fee was disclosed on the LE as XX/XX/XXXX and on the final CD as XX/XX/XXXX exceeding the allowable XX% tolerance. A tolerance cure is required. No evidence of tolerance cure provided in the file.
03/23/17: Lender provided the WLSP dated within X days of the application date. Condition cleared.
300335823	92c86650-1867-432d-bf5c-ff12d6b4bb16	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as XX vs. actual Finance Charge of XX an under disclosure of XX which exceeds the XX allowable tolerance for Purchase transactions.		04/19/17: Upon further review, attorney fees included in the finance charge. Condition rescinded.
300335823	317a259c-7896-41ef-8fd8-9db1a0598dee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure is dated > X days from the application date.
03/29/17: X days from the application date, which is on a Wednesday, Thursday, Friday and Monday is the XXth which is the date of the HUD Homeownership Counseling Disclosure . Not including Saturday. Condition rescinded.

300335823	a60496d4-2504-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/15/2017: CDA provided reflecting a value of $830,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335823	ed62d096-eb71-40b5-9676-26c4a537c64c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XX The lender used the incorrect amount of $XX for the taxes/hazard insurance/HOA vs. the actual amount of $XX	03/28/17: Agree with Findings, the ‘Estimated Taxes, Insurance & Assessments’ are estimates. These values are subject to change as taxes, insurance and assessment costs change. .	03/29/17: Non material. Loan will be graded a B.
300335823	1e91835f-c48c-43e8-a316-1a3f5f7d85ba	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The amount Financed is over disclosed and exceeds allowable XX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XX vs. actual $XX an over disclosure of $XX
04/19/17: Upon further review, attorney fees included in the finance charge. Condition rescinded.
300335823	02b90b30-1819-42bc-946a-5a73a6bd2bda	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file.		03/23/17: Lender provided the WLSP dated within X days of the application date. Condition cleared.
300335823	28df4e18-93b6-4c7c-9b30-04520888e950	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	XX> XX maximum late fee allowed by the State of XX		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
300335823	bab3c75a-4e36-4819-8dac-d212df22f47e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $XX The actual total of payments is XX, an over disclosure of $XX		03/28/17: Lender allows TOP over-disclosures less than or equal to XX% of the loan amount to be considered non-material. Condition acknowledged.
300335821	4a4eb570-1b05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		03/15/2017: CDA provided reflecting a value of $590,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335821	6b05af9d-0e05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	HOA Dues of x.x reflected in Section B of the final CD. These fees should be listed in Section H.
4/23/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335820	c93c9c41-2308-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	Final CD is missing file number on page one.
4/23/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.03/23/17: Lender provided the corrected CD and LOE to the borrower, however not within XX days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within XX days of consummation, 1026.19(f)(2)(iv).  Condition maintained.
FICO is higher than guideline minimum UW guides require a 720 FICO, loan qualified with a 785 FICO.; Years in Primary Residence 4 years in primary residence.; Years on Job 24 years in job.
300335820	c5fe29bf-2508-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	Missing business cash flow analysis to confirm that the withdrawal of funds for the down payment will not have a negative impact on the business.
03/28/17: Underwriter obtained X months of business statements in file. Lender requires lowest daily balance for last 6 months for Sch C business assets and underwriter used lower than that for asset support.

03/30/17: Upon further review, lender used 6 months of business statements in file. Lender requires lowest daily balance for last 6 months for Sch C business assets as per guidelines. Condition rescinded.
FICO is higher than guideline minimum UW guides require a 720 FICO, loan qualified with a 785 FICO.; Years in Primary Residence 4 years in primary residence.; Years on Job 24 years in job.
300335820	449d760d-b4ec-47e3-902a-5372b697e572	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure was provided at the time of close and not at the time of initial application.	03/21/2017: uploaded response regarding ABA	03/21/2017: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum UW guides require a 720 FICO, loan qualified with a 785 FICO.; Years in Primary Residence 4 years in primary residence.; Years on Job 24 years in job.
300335820	ca2fb9f7-2208-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.		03/15/2017: CDA provided reflecting a value of $665,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum UW guides require a 720 FICO, loan qualified with a 785 FICO.; Years in Primary Residence 4 years in primary residence.; Years on Job 24 years in job.
300335820	d00fa25f-2508-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Missing evidence the third property listed in the REO section of the final application is Free and Clear. This is required in order for the loan to be classified as a Qualified Mortgage.
05/26/2017:  Audit reviewed original loan file.  Borrower provided explanation letter that home is free & clear.  Third party fraud report does not reflect a mortgage.  Condition cleared.03/23/17: Documents provided do not clear this condition. Please provide evidence such as executed  HUD-1/CD or property profile. Condition maintained.
FICO is higher than guideline minimum UW guides require a 720 FICO, loan qualified with a 785 FICO.; Years in Primary Residence 4 years in primary residence.; Years on Job 24 years in job.
300335820	509cbfaa-2308-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The $XXXX Statutory Surcharge is reflected in section b on the final Closing Disclosure. The borrower shopped for their own Title-Florida Statutory Surcharge and did not use the provider on the WLSP. The Title- $XXXX Surcharge should be listed in section C of the CD.

04/06/17: Since the lender is only required to list one service provider per service, regardless if they have multiple preferred providers, they meet the requirement by listing only one provider.  It would be safe to assume that because the lender listed the fee in section B (which is more conservative) it is a preferred provider who was not listed on the WLSP. Condition rescinded.
FICO is higher than guideline minimum UW guides require a 720 FICO, loan qualified with a 785 FICO.; Years in Primary Residence 4 years in primary residence.; Years on Job 24 years in job.
300335820	dd0a84b2-8e61-4873-a39c-b377d0c19dca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure was provided at the time of close and not at the time of initial application.	03/21/2017: uploaded initial H.O. Counseling List dated XX/XX/XXXX	03/21/2017: Audit review of HUD Homeownership Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum UW guides require a 720 FICO, loan qualified with a 785 FICO.; Years in Primary Residence 4 years in primary residence.; Years on Job 24 years in job.
300335820	d0c9af2e-2508-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evidence of monthly property taxes for second property listed in the REO section of the final application. This is required in order for the loan to be classified as a Qualified Mortgage.
03/28/17: 2nd property was closed with the lender, so we provided the 1003 from when that loan closed, to show the taxes of $XXXX and provided the title company’s estimate of improved taxes from when the loan closed, which shows a tax figure of $XXXX, which is where the monthly figure originates from. This was needed because the XXXX actual tax didn’t yet include all improvements.
																03/30/17: Lender provided evidence of property taxes for the second property listed in the REO section of the final application. Condition cleared.			FICO is higher than guideline minimum UW guides require a 720 FICO, loan qualified with a 785 FICO.; Years in Primary Residence 4 years in primary residence.; Years on Job 24 years in job.
300335820	6f4d1139-f108-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The amount of insurance required is XXXX vs. the actual amount of coverage XXXX The amount of coverage is short by XXXX. Missing evidence of Cost Estimator provided by the Insurance Company to determine proper replacement cost.
03/21/2017: uploaded response regarding hazard insurance coverage amount
04/05/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared. 03/21/2017: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance Calculation Form in not an acceptable form of calculating insurance coverage. Appraisal "cost to build new" amount in not an acceptable form of calculating insurance coverage. Please provide replacement cost estimator from the insurance carrier for sufficient coverage. Conditions remains.
FICO is higher than guideline minimum UW guides require a 720 FICO, loan qualified with a 785 FICO.; Years in Primary Residence 4 years in primary residence.; Years on Job 24 years in job.
300335819	ec661eeb-b70f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	All of the Loan estimates in file have the Other box checked but did not list the description of HOA.		3/24/2017: The description is listed on the final CD. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.26%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 87 months reserves

300335819	08f4e5dc-4c0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Missing HUD-1/CD From Sale of Previous Property
04/24/17: Lender provided the property profile and equity statement for the sale of the previous residence. Condition cleared.   04/19/17: Document provided is the seller's CD on the subject property. Please provide the HUD-1/CD From Sale of Previous Property shown on the final 1003. Condition maintained. 04/06/17: Documents provided do not clear this condition. Please provide the signed HUD-1/CD From Sale of Previous Property. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.26%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 87 months reserves

300335819	446e98fb-480e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/24/2017: CDA provided reflecting a value of $715,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.26%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 87 months reserves

300335819	2f46820e-ccca-4f62-900a-da667f943480	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected a total of payments as XX The actual total of payments is XX an over disclosure of XX		3/24/2017: TOP over disclosure is < $XXX and not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.26%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 87 months reserves

300335818	a6de510d-fd03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately	The Estimated Taxes, Insurance & Assessments section on Loan Estimate dated XX/XX/XXXX is missing the explanation HOA for the field Other.
4/23/2017:Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.03/30/17: Lender provided the corrected CD and LOE to the borrower, however not within XX days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained.

300335818	1fa2947f-6f03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/09/2017: CDA provided reflecting a value of $615,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335818	c6373b02-0004-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
03/30/17: Lender provided evidence that the Mortgage was sent for recording. Condition cleared.
300335818	8232f734-7b9c-4194-b38b-84accbe91177	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as XX The actual total of payments is XX, an over-disclosure of XX		03/08/2017: Over disclosure within $XX tolerance. Loan will be rated a B for all agencies.
300335808	172d111a-0708-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/15/2017: CDA provided reflecting a value of $1,600,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.37 months reserves; Years in Primary Residence Borrower has resided in subject for 26 years; Years on Job Borrower has 14 years on job; Years on Job Co-borrower has 18 years on job

300335808	fb81aaa8-5696-4725-8512-2ef2c2309b04	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure in the file Contact Information section is incomplete. The Real Estate Broker for the seller address and License ID is missing.		03/13/2017: A Post Closing CD was provided reflecting address and License ID number. This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.37 months reserves; Years in Primary Residence Borrower has resided in subject for 26 years; Years on Job Borrower has 14 years on job; Years on Job Co-borrower has 18 years on job

300335808	09d7fab0-4db9-4930-be61-fe0a16b85426	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	XX > XX maximum late fee allowed by the State of XX The late charge amount of XX based on XX > actual amount of XX difference of x		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.37 months reserves; Years in Primary Residence Borrower has resided in subject for 26 years; Years on Job Borrower has 14 years on job; Years on Job Co-borrower has 18 years on job

300335808	a02a31dd-2008-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing verbal verification of employment for each borrower. A verbal VOE is required in order for the loan to be classified as a Qualified Mortgage.	03/16/2017: (BF) missing verbal VOE's attached for review	03/16/2017: Audit reviewed the VOE documentation submitted for each borrower, and has determined that the document provided was within XX days prior to the Note date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.37 months reserves; Years in Primary Residence Borrower has resided in subject for 26 years; Years on Job Borrower has 14 years on job; Years on Job Co-borrower has 18 years on job

300335808	62ebb53b-2408-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The final CD in file Section E does not reflect the name of the government entity for City/County Tax Stamps, State Tax/Stamps and Transfer Taxes being paid to.		03/13/2017: A Post Closing CD was provided reflecting the name of the government entity. This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.37 months reserves; Years in Primary Residence Borrower has resided in subject for 26 years; Years on Job Borrower has 14 years on job; Years on Job Co-borrower has 18 years on job

300335808	e85b1aca-2308-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes were collected. Under XX) and XX each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

4/23/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.4/05/2017: Received post consummation dated > XX days post-closing.  There is no cure under the TRID rule for XX days from discovery – the TRID rule specifies XX days from consummation for clerical errors and tolerance cures.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.37 months reserves; Years in Primary Residence Borrower has resided in subject for 26 years; Years on Job Borrower has 14 years on job; Years on Job Co-borrower has 18 years on job

300335808	51810a9e-2408-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The Estimated Taxes, Insurance & Assessments section on final CD is missing the explanation HOA for the field Other.
03/13/2017:  A Post Closing CD was provided reflecting the description of HOA under the Estimated Taxes, Insurance and Assessment section.  This finding is not material. Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.37 months reserves; Years in Primary Residence Borrower has resided in subject for 26 years; Years on Job Borrower has 14 years on job; Years on Job Co-borrower has 18 years on job

300335808	d91f54fb-2308-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD incorrectly reflects a lender credit for an appraisal overcharge of XX in section B; fee belongs in Section J.	03/16/2017: uploading a due diligence response	03/16/2017: Audit consulted with Compliance, and has determined that the placement for the credit with regards to the Appraisal is deemed acceptable. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.37 months reserves; Years in Primary Residence Borrower has resided in subject for 26 years; Years on Job Borrower has 14 years on job; Years on Job Co-borrower has 18 years on job

300335806	6db6292d-2d90-454a-8ad4-fffb2c803a47	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error	The Final CD is missing required data under the Loan disclosures section for the field titled Escrow. Selection for declined or lender does not offer was not selected.
4/23/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.4/04/2017:  Received post consummation dated > XX days post-closing.  There is no cure under the TRID rule for XX days from discovery – the TRID rule specifies XX days from consummation for clerical errors and tolerance cures.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.58%; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of 722; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported

300335806	5a827f0f-350f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to obtain Documentation	Per Credit Policy XX. Borrower is required to have XX year of management of rental property and XX documented equity in the property to convert current residence to investment property.	04/03/17: There is an approved variance in this file waiving the XX year history. Attached is the appraisal for the rental property to support XX% equity position. This document was in the file.
04/04/2017: Audit acknowledges the client approved exception for the rental income on departure property with less than 1 year of rental history. Loan will be rated a B.04/04/17: Exception request submitted to Client.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.58%; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of 722; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported

300335806	52b334ed-340f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/27/2017: CDA provided reflecting a value of $850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.58%; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of 722; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported

300335806	ec8d83d3-d90f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verification of Rent	Missing verification of rent for time renting prior to home being complete and closed.		04/04/17: Lender provided the verification of rent for time renting prior to home being complete and closed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.58%; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of 722; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported

300335806	6cf2329a-d90f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing current mortgage pay history
REO property has mortgage history on Credit report as of XX/XX/XXXX  Documentation in file shows last active as of XX/XX/XXXX New documents for refinance were signed on XX/XX/XXXX with 1st payment XX/XX/XXXX This loan closed XX/XX/XXXX with no proof 1st payment was made.
															04/03/17: It is NOT a lender requirement to update VOM beyond what is reflected on the credit report as long as the credit report is not expired. Please clear this issue. Thank you.	04/04/17: Upon further review, XX month payment history reflected on the CBR. Overlays do not indicate verification beyond that. Condition rescind
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.58%; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of 722; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported

300335806	a5c6dd04-f80f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on all Loan Estimate and Closing Disclosures is missing the explanation HOA for the field Other.
4/23/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.4/04/2017:  Received post consummation dated > XX days post-closing.  There is no cure under the TRID rule for XX days from discovery – the TRID rule specifies XX days from consummation for clerical errors and tolerance cures.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.58%; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of 722; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 29 months payment history with no late payments reported

300335804	58eb043e-f107-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of $XXX,XXX plus replacement cost of $XX,XXX = $XXX,XXX total coverage; subject loan amount is $XXX,XXX which creates a shortfall of $X,XXX. Insurance company to provide a Cost Estimator.

03/23/17: Lender provided a replacement cost estimator from the insurance provider indicating there is adequate insurance coverage for the welling. Condition cleared.  03/18/17: Documents provided do not clear this condition. Please provide evidence of sufficient coverage such as the replacement cost estimator from the insurance company. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves; Years on Job Co-borrower has 17 years on job; Years on Job Borrower has 8 years on job

300335804	b7e301ea-ef07-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Final 1003 not signed and/or dated	Final loan application in file is not executed by the Loan Officer. The initial application is also, not signed by the Loan Officer.		03/23/17: Lender provided the signed 1003 by the loan officer. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves; Years on Job Co-borrower has 17 years on job; Years on Job Borrower has 8 years on job

300335804	8b947202-985b-43a3-a526-be6e73e79d4e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated X/XX/XXXX reflects a lender credit in the amount of $XXX. The lender credit increased to $XXX.XX on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XX.XX increase in the credit.

04/07/17: The lender credit increased due to the loan amount changing from $XXX,XXX to $XXX,XXX on XX/XX/XX per the Change of Circumstance. In addition, the tolerance cure of $XX.XX was added to that amount for a total lender credit to the borrower of $XXX.XX
04/08/17: Upon further review, the lender credit was disclosed correctly and is a benefit to the borrower. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves; Years on Job Co-borrower has 17 years on job; Years on Job Borrower has 8 years on job

300335804	e01ac168-f107-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

4/27/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves; Years on Job Co-borrower has 17 years on job; Years on Job Borrower has 8 years on job

300335804	372733f4-f007-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD incorrectly reflects a lender credit for an appraisal overcharge in section B of $XX; credit should be reflected in Section J.
03/20/17: This credit was not a lender credit. The borrower had paid for the appraisal. When the invoice was received, the overage of the appraisal fee that had been charged to the borrower’s credit card was refunded.

04/08/17: Upon further review, the fee was disclosed correctly. Condition rescinded. 03/23/16: Regulation 1026.19(f)(2)(iii) state the amount that is actually paid must be disclosed. It is a violation on actual charges because the appraiser only charged $XXX.XX not $XXX.XX.  To correct this, the ($XX.XX), would need to be a credit in section J. section Please provide a corrected CD, LOE to the borrower, and evidence of mailing (if refund). Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves; Years on Job Co-borrower has 17 years on job; Years on Job Borrower has 8 years on job

300335804	a9640591-d406-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/15/2017: CDA provided reflecting a value of $698,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.20 months reserves; Years on Job Co-borrower has 17 years on job; Years on Job Borrower has 8 years on job

300335803	d0047b35-9609-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report
The file does not contain an updated credit report or supplement to show mortgage for previous home paid off and close. The file does not contain an updated credit report or supplement to show mortgage for the subject property rating for XXXXXXX XXXX and XXXXXXXX XXXX.

03/20/2017 (BF) We would not obtain a credit supplement for either instance, and would use the Closing Disclosure to confirm the lien was satisfied. We would also not obtain a credit supplement to verify the two months after the credit report was rated, however as that account was an existing lender lien the attached rating to support neither month was paid late is provided.

03/22/17: Signed settlement statement provided showing sale of previous residence. Condition cleared. 03/21/17: There is still an open and active mortgage reporting on the credit report. Please provide the signed closing disclosure to confirm the lien was satisfied.  Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.50%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.77%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750

300335803	a58feeaf-cf6d-4457-9cc5-c0fae498df44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The file does not contain a HUD Homeownership Counseling Disclosure		03/21/17:Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within 3 days of the application date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.50%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.77%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750

300335803	7a4b3698-9109-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence of retirement account liquidation of funds to support borrower had sufficient liquid assets for funds to close and reserves.
03/28/2017 (BF) While you should already have this in your file, otherwise I am not sure how you would have noted this additional condition on this file that states Missing asset documentation - File does not contain an acceptable paper trail for large deposit of $XXX,XXX.XX. As the statement would have been used to identify this large deposit however for convenience I am uploading this to address this finding.03/22/2107 (BF) Can you specifically outline why you feel these applicants do not have sufficient liquid reserves as based on the Underwriter Asset 03/28/2017 (BF) While you should already have this in your file, otherwise I am not sure how you would have noted this additional condition on this file that states Missing asset documentation - File does not contain an acceptable paper trail for large deposit of $XXX,XXX.XX. As the statement would have been used to identify this large deposit however for convenience I am uploading this to address this finding.Worksheet which is attached, we did not use any retirement and verified the applicant had sufficient liquid funds for closing and reserves.03/20/2017 (BF) Applicants did not need to utilize and retirement funds to meet the funds used for closing as sufficient funds were documented within a liquid asset account.

03/31/17: Lender provided the bank statement for the savings account dated 10/02/16 showing the balance of $XXX,XXX.XX. Condition cleared.  03/29/17: It appears assets were to be used from the IRA, and later changed to the savings.  There are 2 asset worksheets in the file. The 1003 reflects the prior.  One Asset Worksheet Pg 89, shows funds from the IRA  pg 108, XXX @ 60% of $XXX,XXX.XX=$XXX,XXX.00. Another Assets worksheet, Pg 90, shows funds in the savings account ; $XXX,XXX.XX. This worksheet reflects a statement dated XX/XX/XX. The only statements in the file for this account Savings (pgs XX,XX) most recent is dated XX/XX/XX. The balance based on the statement dated XX/XX/XX shows $XX,XXX.XX.  The statement reflecting the balance of $XXX,XXX.XX is not located in the file, as disclosed on the Asset worksheet. While the statement provided, which was located in the file on pg 157 for the checking account shows the deposit of $XXX,XXX.XX on XX/XX, funds subsequently transferred on XX/XX, in the amount of $XXX,XXX.XX to personal savings. We apologize for the confusion, however, in order to clear this condition, we will need the statement for XX/XX/XX noted on the asset worksheet. 03/24/17:  There are 2 asset worksheets in the file. Page 89 shows the funds in the IRA, Pg 90 shows funds in the checking and the IRA $X.XX.  It appears the large deposit from wire in the amount of $XXX,XXX.XX is missing the paper trail. (Deposit to the checking) The worksheet provided reflects the funds already transferred to the borrower checking account, whereas the documentation in the file shows still in the IRA. Missing proof of liquidation of retirement funds for sufficient funds to close and evidence of liquid reserves.03/21/17: Without the borrower's IRA's, they would not have sufficient funds to close and /or meet reserves. Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.50%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.77%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750

300335803	c0fee845-8909-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Missing all pages of the XXXX filed tax returns.	03/20/2017 (BF) Missing documents identified as being located within the file but uploaded for convenience	03/21/17: Lender provided the complete XXXX tax return. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.50%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.77%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750

300335803	1c71ea6e-550a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA.		03/20/2017: CDA provided reflecting a value of $800,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.50%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.77%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750

300335803	b06b8cb9-8c09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	File does not contain an acceptable paper trail for large deposit of $XXX,XXX.XX. Missing copy of account from origination of funds to reflect seasoned or final CD for sale of XXXX.	03/20/2017 (BF) Missing documents identified as being located within the file but uploaded for convenience as SOF was from sale of previous residence.	03/21/17: Lender provided the Seller's settlement statement signed by the borrower's and seller's. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.50%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.77%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750

300335801	b85042c8-1808-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/15/2017: CDA provided reflecting a value of $1,400,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335800	06d174f8-f4fc-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	The XX signed court document for monthly support payments was not provided.		3/16/2017: A copy of the divorce decree and settlement agreement signed by the Judge is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.93%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 107.20 months reserves

300335800	ffad093d-f3fc-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/13/2017: CDA provided reflecting a value of $650,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.93%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 107.20 months reserves

300335800	812deabd-92ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage Rider	The Rider was not provided.	03/21/17: Uploaded intent to re-record with corrected deed of trust and PUD rider
04/26/17: Lender provided the letter of intent, and evidence that the mortgage was sent to be re recorded to add the PUD Rider. Purchase transaction. Condition cleared.03/22/17: Exception request sent to client.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.93%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 107.20 months reserves

110743607	db7621b9-3509-e411-8daf-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/15/14: CDA provided reflecting a value of $725,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			No Mortgage Lates 100 months 0 x 30 departing residence.; Years in Primary Residence 13 years in primary residence.; Years on Job 6.25 years at current employment.
110743607	2ba3a523-3509-e411-8daf-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure was not provided in file.	07/14/2014: Lender supplied Affiliated Business Disclosure.	07/14/2014: The letter supplied is sufficient as the application date is dated XX/XX/XXXX and the letter stating there is no business affiliation is dated XX/XX/XXXX. Condition cleared.			No Mortgage Lates 100 months 0 x 30 departing residence.; Years in Primary Residence 13 years in primary residence.; Years on Job 6.25 years at current employment.
110743607	b30cc0dc-3f09-e411-8daf-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves
XX months reserves < XX months reserves required per Lender Guidelines dated XX/XX/XXXX.  XX months reserves $XX,XXX (XX mos x $X,XXX.XX PITI) + $XXX,XXX funds to close totaling $XXX,XXX in required verified assets.  Audit verified $XXX,XXX in total assets ($XX,XXX Checking + $XX,XXX Business Money Market + $XX,XXX Business Checking + $XXX,XXX.XX XXXXXXXXX residence sale proceeds).
07/15/2014: Lender supplied updated guidelines as of XX/XX/XXXX.
07/15/2014: Audit reviewed the guidelines used and determined they were outdated and the guides provided by the lender dated XX/XX/XXXX should have been utilized.  Recalculated the reserves as the required cash needed is now $XXX,XXX.XX with $XXX,XXX verified.  Condition cleared.
No Mortgage Lates 100 months 0 x 30 departing residence.; Years in Primary Residence 13 years in primary residence.; Years on Job 6.25 years at current employment.
300348582	77c301b4-1b26-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Report Fee and the Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.  Additionally, a Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

4/26/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies. 04/20/2017: The Post Close CD in the loan file reflects the Appraisal Report Fee and the Credit Report Fee payee.  Condition cleared. The Flood Cert Fee is still missing from section B.  Condition remains.  Loan will be rated a B for all agencies.

300348582	c61f7970-495f-42a1-ac04-6f15dfdd2fb1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The naming convention of fees in section B of the LE and CD is not consistent. The final CD reflects Title – Closing Coordination Fee and the most recent LE reflects Title – Attorney Document Preparation Fee.
04/21/2017: EV2 Non Material finding. Loan will be rated a B for all agencies.
300349966	356c0ad8-b323-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception 2
Client Overlay Exception, Client to Review - Missing two year X-XX/XXXX renewal record. Per client overlay: Non-permanent resident alien requirements should include a documented employment and income history including but not limited to two years of US tax returns and a history of XXXX renewals and no reason to believe employment will cease.

04/21/2017: We can show a history of the borrower having prior renewals. He was here on a XXXXXXX XXXX obtaining his XXXXXXXX XXXXXXX in XXXXXX XXXXXXXXXXX from XX/XXXX to XX/XXXX, then went to Current employer XX/XX/XX to XX/XX/XXXX as full time employee. We have XXXX and XXXX 1040s in the file that were sent with the original file.

04/21/2017: Audit reviewed all documentation, and has determined that executed XXXX/XXXX Tax Returns were provided within the loan file. The VOE reflects start date with current employer as XX/XX/XXXX. Non Permanent Resident Alien documentation was submitted with copies of visa renewals and current visa. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; LTV is lower than guideline maximum UW Guides require 75% LTV, loan qualified with LTV of 54.76%

300349966	ddeb7de1-b223-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception	Missing residency documentation for co-borrower. Lender guidelines require X-XX stamped as authorized for employment, copy of X-XXX Employment Authorization Card.
04/21/2017: The attached documentation meets our Jumbo requirements for Borrower Eligibility for Non-Permanent Resident Aliens. Attached is the Notice of Action form showing approval for application for XXXX (attached X-XXXX, Notice of Action). We also have a copy of the X-XX from USCIS showing that he is current until XXX XXXX on XXX visa. The Visa we have in file for him also shows he is active until XX/XX/XXXX and is stamped on the XXXX.

04/21/2017: Audit reviewed the Non Permanent Resident Alien eligible status, and has determined that the documentation submitted is deemed acceptable. Sufficient evidence was provided to verify status. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; LTV is lower than guideline maximum UW Guides require 75% LTV, loan qualified with LTV of 54.76%

300349966	2bdd22dc-b423-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Meet Trade Line Requirement
Co-Borrower does not meet lender guidelines regarding minimum open and active trade-lines.  The co-borrower does not reflect at least one trade open and active for the past 24-months and one remaining trade line which is an installment or mortgage.  The trade line which is active on the credit report in file reflects the co-borrower is an authorized use and cannot be considered as an acceptable trade line per the lender's guidelines.  Loan is considered non QM compliant, additional conditions may apply.

04/28/2017: see attached04/27/2017: Please rescind this condition. We could not find anything in our guidelines that states: “one remaining trade line must be an installment or mortgage.” Please advise. Per our previous response see the attached guidelines.04/21/2017: Please rescind this condition. His credit report shows there is a debt with XX months (last active XX/XXXX), debt with XX months (last active XX/XXXX), and revol debt with XX months (last active XX/XXXX). We have the debt account open XX months and active within the most recent X months to meet the 2nd box below. We also have X remaining accounts rated over XX months, still open, even though there is no outstanding balance/payment.

04/28/2017: Audit reviewed updated Guidelines dated XX/XX/XXXX, and has determined that the co-borrower meets Trade Line requirements. Condition cleared.  XX/XX/XXXX: Audit reviewed the Lender Rebuttal, and has determined that the most current guidelines provided are dated "XX/XX/XXXX". Provide updated guidelines that the lender is utilizing for the Investor to review and approve. Condition remains.  04/21/2017: Audit re-analyzed the co-borrower's credit report, and has determined that X revolving trade lines are present. HOWEVER, co-borrower does not meet the guideline requirement of "one remaining trade line must be an installment or mortgage". Subject loan is a Refinance, therefore Box 2 (Purchase Transactions Only) cannot be utilized. All borrowers contributing income for qualifying purposes are subject to the minimum trade line requirements. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; LTV is lower than guideline maximum UW Guides require 75% LTV, loan qualified with LTV of 54.76%

300349966	f57f0633-b423-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
04/21/2017: see attached
04/21/2017: Audit review of revised CD reflects Flood Cert Fee (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; LTV is lower than guideline maximum UW Guides require 75% LTV, loan qualified with LTV of 54.76%

300349966	a978659e-f124-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report reflecting a value $2,100,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance.		04/19/2017: A CDA report reflecting a value $2,100,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; LTV is lower than guideline maximum UW Guides require 75% LTV, loan qualified with LTV of 54.76%

300348853	fb74f459-c4fe-4f2d-bc0d-527ae9be4629	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.
Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $X.XX. Loan will be rated a 'B' for all agencies.
300348853	99cd1a3a-ae77-4c26-a7b1-67131273366f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $X,XXX.XX, which is $X,XXX.XX P&I, and $X,XXX.XX Estimated Escrow.   The calculated payment amount is $X,XXX.XX, which is $X,XXX.XX P&I and $X,XXX.XX Escrow.   The lender did not calculate the escrow for the hazard insurance correctly.
04/11/2017: This finding is not material. Loan will be graded a B for all agencies.
300348853	d6f31ba2-69a8-4726-bb03-bee46c0b7641	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Email Address of the Sellers Real Estate Broker is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/14/2017: please see attached CD
04/14/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300348853	66b807e7-4507-46f0-81af-fc1c88fd7870	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes & insurance and the calculated escrow payment should be $X,XXX.XX.
04/11/2017: This finding is not material. Loan will be graded a B for all agencies.
300348853	d91b29fc-d71e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.		04/11/2017: A Post Close CD was provided in the file reflecting the government entity for the property taxes. Condition Cleared. Loan will be graded a B for all agencies.
300348853	cad5e2cc-ad9f-4eca-af9b-2d1e00b23a65	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.		04/11/2017: A Post Closing CD provided in the file reflects the payee for the credit report. Condition cleared. Loan will be graded a B for all agencies.
300348853	b3ae9f6e-281e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.
04/13/2017: CDA provided reflecting a value of $800,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.04/12/2017:  The address on the CD does not match the address on the Note or Appraisal.  Condition remains.

300342941	2c623ce6-f729-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	AP # does not match on the appraisal, title and/or mortgage.	05/01/2017: please see attached title commitment page 5	05/01/2017: Audit reviewed XXX reflected on the Title Commitment, and has determined that the XXXXX match on the appraisal, title and/or mortgage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves

300342941	5bc69cd9-7f2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	04/27/2017: CDA	04/27/2017: A CDA report reflecting a value $1,544,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves

300342941	b179e157-2996-4ad6-aac1-653873696413	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The VOE fee in section H of the final Closing Disclosure is a required fee and should be in section B of the CD. Provide corrected CD and letter of explanation to the borrower.	05/03/2017: please see attached documents
05/03/2017: Audit review of revised CD (moved VOE fee from Section H to B), copy of check for cure of $XX, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.80 months reserves

300373840	fc096be3-9b85-4fbb-9111-7773f68d292b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XX resulting in a $XX refund due for cure.
04/1/2017: A RESPA Credit Report charge cure was shown on the final CD. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 762; FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 130.30 momths reserves

300373840	400b640a-f0a9-4d6c-895b-4d79b23830c1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure is not executed by the borrower.	04/21/2017: ABA	04/21/2017: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared
 DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 762; FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 130.30 momths reserves

300373840	91e82864-0e25-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.  The payoff statement in the loan file reflects the HELOC will be closed however; it was not signed by the borrower.
															04/21/2017: see attached	04/21/2017: Audit reviewed executed Home Equity Line of Credit (HELOC) closure letter, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 762; FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 130.30 momths reserves

300346238	4b80a1d6-bf1b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		04/13/2017: CDA provided reflecting a value of $1,375,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300346238	7c1201b0-191e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to borrower of $XX,XXX.XX vs the post close CD which reflects a cash to borrower of $XX,XXX.XX with a discrepancy of $XX.XX.  Provide explanation for the discrepancy and if applicable copy of refund check, letter to the borrower, and proof of delivery within 60 days of consummation.
04/14/2017: see attached
04/14/2017: Audit compared the Final Settlement Statement and Post Closing CD, and has determined that Final Settlement Statement $XX,XXX.XX and Post Closing CD $XX,XXX.XX reflect the same cash to close. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300346238	7ea5fa7f-c31b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/14/2017: see attached
04/14/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300346238	fbf5a19b-c31b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/14/2017: see attached
04/14/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300355747	dd874c02-68f3-4752-b954-0c1864be5cb9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer taxes listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
															05/26/2017: see attached, the correspondent send the rvsd cd via us mail- there is no tracking number to reference	05/26/2017: Audit reviewed revised CD, and has determined that the Section E payee for Transfer Tax is missing, however the client has adopted SFIG guidance. Loan will be rated a B.
300357124	5959c247-b535-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/16/2017: please see attached
05/16/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300357124	c19675c7-fdb0-4e10-918b-42bd94f82f84	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and did not reflect a Final Inspection Fee and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX and a Final Inspection Fee of $XXX.XX.  These fees are in a 0% tolerance section.  Lender tolerance cure of $XXX.XX is required.
05/11/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
300357124	2ccce37e-4036-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Right To Cancel Form	Right to Cancel Form for primary borrower was not provided in the loan file.	05/16/2017: please see attached	05/16/2017: Audit reviewed executed Right to Cancel for Borrower, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300357124	57f26832-b535-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/16/2017: please see attached05/15/2017: please see attached disclosure that was included in the credit package. lender on the loan at the time of closing. Please rescind this condition.
05/16/2017: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared. 05/15/2017: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

300427519	14f7047a-2637-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves	X mos < 6 mos required, per lender. Assets verified of $XXX,XXX.XX minus cash to close of $XXX,XXX.XX = $X for reserves which is not sufficient for the subject.
05/17/2017: Attached please find the closing statement for the borrowers property located at that shows on the Additional disbursement section “Transfer of Sale Proceeds to Purchase: XXXXXXXXXXX XXXXX, XXX.” for $XXX,XXX which documents sufficient assets to close and reserves. This was in the original file under credit report supporting documents-Closings statement. Let us know if you need anything else. Thanks and have a great day.

05/17/2017: Audit reviewed the true certified copy of the FINAL Seller's Closing Statement, and has determined that the document reflects a "transfer of Sale Proceeds to Purchase: XXXXXXXXXXX XXXXX, XXX" of $XXX,XXX, as well as cash to seller in the amount of $XX,XXX.XX. Total Verified assets $XXX,XXX.XX minus X months reserves subject $XX,XXX.XX minus funds to close $XXX,XXX.XX (includes EMD) equals $XX,XXX.XX. Sufficient evidence of Reserves was provided. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.464%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Years on Job Borrower has 3 years on job

300427519	b8231b55-b896-4faf-8342-2ea72bda9fcf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX.XX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $X,XXX.XX resulting in a $XX.XX refund due for cure.  Cure provided per lender credit on final CD
05/12/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.464%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Years on Job Borrower has 3 years on job

300427519	c59dff4f-78ea-4b3c-945e-bb6817469ff0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Processing Fees” & "Underwriting Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
05/12/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.464%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Years on Job Borrower has 3 years on job

300427519	b6ea6b53-2637-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XXX,XXX.XX less cash to close $XXX,XXX.XX results in $XX,XXX.XX shortage of funds to close.
05/17/2017: Attached please find the closing statement for the borrowers property located at that shows on the Additional disbursement section “Transfer of Sale Proceeds to Purchase: XXXXXXXXXXX XXXXX, XXX.” for $XXX,XXX which documents sufficient assets to close and reserves. This was in the original file under credit report supporting documents-Closings statement. Let us know if you need anything else. Thanks and have a great day.

05/17/2017: Audit reviewed the true certified copy of the FINAL Seller's Closing Statement, and has determined that the document reflects a "transfer of Sale Proceeds to Purchase: Cornerstone Escrow, inc" of $164,000, as well as cash to seller in the amount of $25,432.12. Total Verified assets $313,206.42 minus 6 months reserves subject $28,317.24 minus funds to close $191,737.32 (includes EMD) equals $93,151.86. Sufficient evidence of Reserves was provided. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.464%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Years on Job Borrower has 3 years on job

300425338	1cb3e996-3283-4ad7-94ed-18250021a765	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/12/2007: see attached	05/12/2017: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300425338	c8f3ad02-b134-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report		05/09/2017: A CDA report reflecting a value $760,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300425338	4ed450aa-3031-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee and the Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report fee and the Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/17/2017: see attached
05/17/2017: Audit review of revised CD reflects Credit Report and Flood Cert (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 05/04/2017: A Post Close CD in the loan file reflects the payee for the credit report fee on section B but the Flood Cert fee was still not disclosed. Condition is still active. Loan will be graded a B for all agencies.

300436454	41216786-391b-46e5-be58-e0c2203590af	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects a Credit report fee of $XX with no resulting COC for any subsequent disclosures. The Final CD reflects a fee of $XX.XX resulting in a $X.XX refund due for cure.		05/22/2017: A Post Close CD reflects a RESAP Charge cure on the final CD. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #31.12 months excess reserves; Full Documentation Full Documentation

300441059	e9170447-2546-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/01/2017: CDA provided reflecting a value of $1,075,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.36%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.80 months reserves

300441059	31a4f899-3b46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing Mortgage/deed of trust legal description information.	06/05/2017: see attached which was included the file upload	06/05/2017: Audit reviewed the legal description, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.36%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.80 months reserves

300441059	e7ed1b76-838c-4505-8688-4091dc9410e6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		05/31/2017: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies. (SFIG - EV2)
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.36%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.80 months reserves

300335796	f0c3d249-5408-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Balance Sheet	Missing Balance Sheets for all Partnership our borrower has more than 25% ownership in. Balance sheets are required in order for the loan to be classified as a Qualified Mortgage	03/22/17: Underwriter noted verdict. K1s that reflect more than 25% ownership are not negative income and income was not used.
05/31/2017: Minimum loss from one of businesses ($XX.XX/mo) which is less than.XX% of total income. Other business show minimal income not used to qualify.  Third party prepared tax returns show no evidence of any undisclosed liabilities or other expenses. File includes proof mortgage shown on 1065's was paid   Other partnership mortgage included in income/loss calculations. Other income used to qualify met guideline standards. Loan will be rated a B.03/24/17: In order for the loan to be classified as a Qualified Mortgage, a current Balance Sheet for all Partnerships our borrower has more than 25% ownership in,  are required whether the income was used or not. Condition maintained.

 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 778; No Mortgage Lates UW guidelines require no mortgage late in the most recent 24 month, loan verified 0x30 in both mortgage  lates for 99 months; Years on Job Borrower has 5 years on job

300335796	3341a55c-b608-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		03/15/2017: CDA provided reflecting a value of $1,295,000 which is a 1.4% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 778; No Mortgage Lates UW guidelines require no mortgage late in the most recent 24 month, loan verified 0x30 in both mortgage  lates for 99 months; Years on Job Borrower has 5 years on job

300335796	30964321-5408-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing YTD Profit & Loss	Missing Year to Date Profit and Lost for all Partnership our borrower has more than 25% ownership in. P&L's are required in order for the loan to be classified as a Qualified Mortgage	03/22/17: Underwriter noted verdict. K1s that reflect more than 25% ownership are not negative income and income was not use
05/31/2017: Minimum loss from one of businesses ($XX.XX/mo) which is less than.XX% of total income. Other business show minimal income not used to qualify.  Third party prepared tax returns show no evidence of any undisclosed liabilities or other expenses. File includes proof mortgage shown on 1065's was paid   Other partnership mortgage included in income/loss calculations. Other income used to qualify met guideline standards. Loan will be rated a B.3/24/17: In order for the loan to be classified as a Qualified Mortgage, a Year to Date Profit and Loss for all Partnerships our borrower has more than 25% ownership in,  are required whether the income was used or not. Condition maintained.

 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 778; No Mortgage Lates UW guidelines require no mortgage late in the most recent 24 month, loan verified 0x30 in both mortgage  lates for 99 months; Years on Job Borrower has 5 years on job

300335796	8e942c1e-9202-4335-adec-93c55ea721cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The estimated taxes, insurance and assessment "Other" is checked but the description was not provided.		03/14/2016: Post close CD shows a correction and added Special Assessment to the description.
 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 778; No Mortgage Lates UW guidelines require no mortgage late in the most recent 24 month, loan verified 0x30 in both mortgage  lates for 99 months; Years on Job Borrower has 5 years on job

300335796	e2992ac4-2b61-4e38-8685-8cbebd3b54ff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $XX The Actual total of payments is $XX an over disclosure of $XX		03/21/2017: Audit acknowledges the client approved exception for TOP over disclosure greater than $XX. Loan will be rated a B.03/16/2017: Pending client review.
 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 778; No Mortgage Lates UW guidelines require no mortgage late in the most recent 24 month, loan verified 0x30 in both mortgage  lates for 99 months; Years on Job Borrower has 5 years on job

300089438	e3049a19-a5e3-41ed-8db7-32b447a1136e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.
A new appraisal report was provided on XX/X/XXXX, however, there is no signed acknowledgement indicating that the Borrower received the appraisal documents 3 days prior to consummation or executed a waiver of rights to the appraisal.
02/19/2016: Lender provided appraisal disclosure.
02/19/2016: Reviewed lender response. Lender provided appraisal disclosure. No new appraisal was done on XX/XX/XXXX, this was lender review date of existing appraisal. Appraisal disclosure is sufficient. Condition cleared.

 CLTV is lower than guideline maximum Max CLTV 65, whereas the transaction is at 54.55%; FICO is higher than guideline minimum FICO minimum is 720, Borrower has 813.; LTV is lower than guideline maximum Max LTV 65, whereas the transaction is at 54.55%; Years in Field Borrower has 7 years in field.

300089438	3453b097-97c8-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing evidence of UCDP Submission Summary Report	Missing evidence of UCDP.		02/19/2016: UCDP not required. Condition rescinded.
 CLTV is lower than guideline maximum Max CLTV 65, whereas the transaction is at 54.55%; FICO is higher than guideline minimum FICO minimum is 720, Borrower has 813.; LTV is lower than guideline maximum Max LTV 65, whereas the transaction is at 54.55%; Years in Field Borrower has 7 years in field.

300089438	511a8c58-ffd0-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA not provided.		02/12/2016: CDA provided reflecting a value of $770,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum Max CLTV 65, whereas the transaction is at 54.55%; FICO is higher than guideline minimum FICO minimum is 720, Borrower has 813.; LTV is lower than guideline maximum Max LTV 65, whereas the transaction is at 54.55%; Years in Field Borrower has 7 years in field.

300335793	5ae4bcdd-69b0-4496-8b67-bfce5e63765a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure was provided XX/XX/XXXX, Loan was new construction that originated X/XX/XXXX		04/14/17: Lender provided evidence of receipt of the Appraisal disclosure within 3 days of the application date. Condition cleared.
300335793	fa308f6a-615e-4e4f-bd2f-30059d1a4c6f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Servicing Disclosure Statement not provided within 3 business days of application date.	Servicing disclosure was provided XX/XX/XXXX		04/14/17: Lender provided evidence of receipt of the servicing disclosure within 3 days of the application date. Condition cleared.
300335793	6c353e78-da0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	General Credit Exception	Exception to allow business funds for reserves without XXX% business ownership.
04/03/17: There is a Lender approved variance located in file - borrower owns XX% of business and spouse owns the other XX%. Variance justified. Please discuss with investor as to whether or not they will accept variance approval. Variance approval attached.
05/09/2017: Audit reviewed the client approved exception for the use of Business Funds. Loan will be rated a B.04/05/17: Exception request submitted to client.
300335793	ec94bbc0-da0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided.		03/23/2017: CDA provided reflecting a value of $1,033,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335792	404ac89a-ad7a-4b19-9564-ba0b066d05a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The Special Information Booklet/Home Loan Toolkit is missing from the file.	03/07/17: Per the loan submission checklist the underwriter attest to the delivery of the booklet
03/08/17: Lender provided the initial loan submission checklist showing the CFCB's Home Loan Toolkit was provided with the initial disclosures on XX/XX/XXXX. Condition cleared.   XX/XX/XXXX:  The document provided is not dated.  Unable to determine if within X days of the application date.  Condition remains.

300335792	6f351c13-7000-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee and Flood Insurance fee are missing from section B of the Closing Disclosure.
04/07/17: Originating lender does not charge the borrower for the credit and flood certification fees, as previously stated. There is no documentation in the file to demonstrate that any amounts paid by the lender are directly attributed to this particular loan.

05/24/2017:  Lender has adopted SFIG.  Loan will be rated a B.04/08/17: Please provide a corrected CD showing lender paid, and LOE to the borrower. The regulation states that all loan costs associated with the transaction needs to be listed on the CD regardless of who pays for it.  Condition maintained.03/27/17: Lender provided an attestation from Broker; “ Broker does not charge for credit reports or flood certificates.”  Please provide a corrected CD showing lender paid, and LOE to the borrower. The regulation states that all loan costs associated with the transaction needs to be listed on the CD regardless of who pays for it.  Condition maintained.

300335792	0170c918-ca01-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
03/07/2017: Received evidence of recorded mortgage. Condition cleared.
300335792	e1cd236f-bd01-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		03/14/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335792	ae3945fa-6600-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent, Borrowers Real Estate Broker and Sellers Real Estate Broker missing. A LOE regarding the errors is required as well.
04/08/17: Settlement Agent is a Law Office. no License ID should be required.
05/10/2017 - Non-material, exception given B grade. 04/08/17: NMLS or License required for Settlement Agent. Condition maintained. 03/27/17: Lender provided the corrected CD and LOE  for the Borrowers Real Estate Broker and Sellers Real Estate Broker, however not the Settlement Agent. Condition maintained.

300335792	416c1961-aa01-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on the initial LE and Final CD missing the explanation HOA for the field Other.
05/10/2017 - Non-material, exception given B grade. 03/27/17: Lender provided the corrected CD and LOE to the borrower, however not within XX days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within XX days of consummation, 1026.19(f)(2)(iv).  Condition maintained.

300335792	8e227bec-6600-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/07/2017: CDA provided reflecting a value of $XXXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300335792	41c03f99-bb01-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for final CD as the interest rate has changed from XX% to XX%. The file is missing evidence of a valid change of circumstance.		This is a non-material exception resulting in an overall agency grade of ‘B’ level 2 rating.
300335790	f8918b0f-a3fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Inconsistent Documentation	Final 1003 page 3, Section X. Information for Government Monitoring Purposes for Race: has two separate selections where there should only be one selection made.		03/02/2017: Not a violation. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.30 months reserves

300335790	3859f4f9-a2fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident was not provided.	03/07/2017: Post disaster inspection	03/07/2017: Audit reviewed Post Disaster Inspection, and has determined that the report reflects "no damage" to the subject property. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.30 months reserves

300335790	f1a74167-c111-49dd-9e44-62fcd9d1fbd1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		03/02/2017: Received evidence of Borrower's E-consent. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.30 months reserves

300335790	f81210ec-a2fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	03/07/2017: CDA	03/07/2017: A CDA report reflecting a value $1,170,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.30 months reserves

300335789	fe6d1e66-fde6-484c-8712-c75401df2943	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet.		03/27/17: Evidence of receipt of the Special Information Booklet within X days of the application date was provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  163.80 months reserves

300335789	3be6c618-c705-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Hazard insurance coverage shortfall is $XXX Insurance carriers cost estimator is missing from the file.	06/05/2017: Cost estimator
06/05/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.05/23/2017:  Client does not allow the use of the appraisal to determine replacement costs.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  163.80 months reserves

300335789	a22f380b-7406-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	The file does not contain a mortgage statement for REO X on the application.
04/03/17: The correspondent lender explained to Lender, and provided documents to support, that there was always only 1 mortgage that was secured by said property and that was paid off. The $XXXX.XX was not a mortgage but was actually a "dummied" amount so that their system will calculate the correct DTI with taxes & insurance. Providing documentation and email. XX/XX/XXXX: This mortgage was paid off on XX/XX/XXXX. $XXXX.XX. Bank statement is in file confirming. Letter from XXXXXXXXXXXX confirming $X balance is also in the file. SOF used was from accounts also in the file.

04/03/17: Lender provided evidence that the property is owned free and clear. $XXX.XX is for tax and insurance. Condition cleared. XX/XX/XXXX: File is missing the mortgage statement for the property listed in the Schedule of Real Estate Owned. The amount of the lien is $XXXX.XX. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  163.80 months reserves

300335789	f65b2bb5-7706-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing LOE	The subject primary residence > X miles one-way from current employment. The file does not contain a LOE from employer as evidence of employment near the subject property.	03/16/17: The distance from employment to subject appears to be approximately XX miles. No letter of explanation was required.	03/17/17: Upon further review, the borrower is approximately XX miles or XX minutes from their employer. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  163.80 months reserves

300335789	24ad2208-605e-4da3-840e-2aa2ad3f8ca8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Non - Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $XX  vs. actual $XX, an over disclosure of $XX

04/24/17: Please see below for a breakdown of the fees as related to the finance charge:• Title - Closing Fee Affiliate Borrower $XXX.XX – Seller Credit• Discount Fee Lender Borrower $X,XXX.XX - $X,XXX taken care of by Seller Credit• Grantor Tax Borrower $XXX.XX – Seller Credit• Processing Fee Lender Borrower $X,XXX.XX – Seller Credit• Title - Courier Fee Other Borrower $XX.XX – Seller Credit• Service Charges Other Borrower $X.XX• Attorney Fee - Third Party Other Borrower $XX.XX – Seller Credit• Prepaid Interest / Odd Days Interest - Prepaids Lender Borrower $XXX.XX

05/10/2017 - Non-material, exception given B grade.04/27/17: Escalated to compliance for review. 04/20/17: Fees included in the finance charge: Title - Closing Fee Affiliate Borrower $XXX.XX, Discount Fee Lender Borrower $X,XXX.XX,Grantor Tax Borrower $XXX.XX, Processing Fee Lender Borrower $X,XXX.XX,Title - Courier Fee Other Borrower $XX.XX,Service Charges Other Borrower $X.XX , Attorney Fee - Third Party Other Borrower $XX.XX,Prepaid Interest / Odd Days Interest - Prepaids Lender Borrower $XXX.XX. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  163.80 months reserves

300335789	678bc21f-ff3e-4715-8df5-e1b1b6e5a90c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XX vs. actual Finance Charge of $XX An under disclosure of $XX which exceeds the X% allowable tolerance for Rescindable Transactions.
04/24/17: Please see below for a breakdown of the fees as related to the finance charge:• Title - Closing Fee Affiliate Borrower $XXX.XX – Seller Credit• Discount Fee Lender Borrower $X,XXX.XX - $X,XXX taken care of by Seller Credit• Grantor Tax Borrower $XXX.XX – Seller Credit• Processing Fee Lender Borrower $X,XXX.XX – Seller Credit• Title - Courier Fee Other Borrower $XX.XX – Seller Credit• Service Charges Other Borrower $X.XX• Attorney Fee - Third Party Other Borrower $XX.XX – Seller Credit• Prepaid Interest / Odd Days Interest - Prepaids Lender Borrower $XXX.XX

05/11/17: Per compliance: We can accept the itemization of the seller credit and apply it to offset the specified finance charges. Condition cleared. 5/11/2017:  Lender stated “ Exception cannot be cleared and will remain.” Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE and refund check are deemed acceptable.  04/27/17: Escalated to compliance for review.04/27/17: Final CD in the file only shows lender credits of XXX.XX for increases in closing costs above the legal limit. Seller credits are not itemized. Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided are deemed acceptable. Condition maintained. 04/20/17: Fees included in the finance charge: Title - Closing Fee Affiliate Borrower $XXX.XX, Discount Fee Lender Borrower $X,XXX.XX,Grantor Tax Borrower $XXX.XX, Processing Fee Lender Borrower $X,XXX.XX,Title - Courier Fee Other Borrower $XX.XX,Service Charges Other Borrower $X.XX , Attorney Fee - Third Party Other Borrower $XX.XX,Prepaid Interest / Odd Days Interest - Prepaids Lender Borrower $XXX.XX. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  163.80 months reserves

300335789	76ad3c82-6d06-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated XX/XX/XXXX as the Sales Price increased from $XX to $XX sales price and the Loan Amount increased from $XX  to $XX  The file is missing evidence of a valid change of circumstance.

03/22/17: The LE dated X/XX, in the other considerations section, states that this is a construction loan (you may receive a loan estimate at any time prior to 60 days before consummation), this statement covers any changes prior to 60 days before the consummation. When a COC is provide this statement will supersede the COC. The consummation date is XX/XX/XXXX, 60 days prior is X/XX/XXXX and changes on the LE are X/XX, the statement will cover the COC.
04/20/17: COC needed if a change in APR, Prepaid, or Loan Program. Loan amount increased, however Rate/APR, prepaids decreased. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  163.80 months reserves

300335789	76aee5f1-7106-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
03/17/17: Lender provided a copy of the recorded mortgage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  163.80 months reserves

300335789	5b61460d-c705-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/15/2017: CDA provided reflecting a value of $950,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  163.80 months reserves

300335787	56c8d316-8306-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Refund to cure corrected / additional tolerance violations and or clerical errors not documented within 60 days of consummation	The clerical error of $XX deed fee in Section E on the final CD was not corrected within the required XX calendar days after consummation.	03/21/2017: Post Closing CD - Agree with findings.
05/09/2017: Audit re- analyzed, and has determined that the cure was within 60 days of Discovery. The client has adopted SFIG guidance. Loan will be rated a B.03/22/2017: Audit escalated to the client, and was not approved. Client will not accept a 130(b) cure. Condition will remain as active and loan is rated IVR3 at this time. XX/XX/XXXX: Pending Client review.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.21%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Years on Job Borrower has 13 years on job

300335787	7656ed1e-0c61-46b1-815c-d145e637b8c4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XX a month vs. the calculated value of $XX a month. The lender used HOA of $XX vs. the actual amount of $XX	03/21/2017: Please see response	03/21/2017: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XX. Loan will be rated a 'B' for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.21%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Years on Job Borrower has 13 years on job

300335787	2b057f41-b3bd-4a4f-8a21-129346fac38d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrowers.	03/21/2017: Evidence of Home Loan Toolkit delivery	03/21/2017: Audit review of Home Loan Tool Kit evidence provided, is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.21%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Years on Job Borrower has 13 years on job

300335787	9ae73cea-d205-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/14/2017: CDA provided reflecting a value of $734,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.21%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Years on Job Borrower has 13 years on job

300335787	96b8374f-7a06-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Hazard insurance is short by $XX The Cost Estimator from the Insurer was not provided.	03/22/17: Attached the Home Valuation provided by the insurance agent. They also stated in the e-mail below that this dwelling has XXX% “No Cap” replacement cost coverage	03/24/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.21%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Years on Job Borrower has 13 years on job

300335787	fa7826c0-d605-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	File is missing documentation to source the down payment listed on the final CD.	Copies of cancelled checks to show the $XXX,XXX in EMD as per the final CD. I attached only the cancelled checks to the email, but there are XX pages of the bank statements in the file as well.	04/14/17: Copies of cancelled checks verify the EMD. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.21%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Years on Job Borrower has 13 years on job

300335787	b690d610-7c06-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Documentation	File does not contain a letter of explanation for accounts in dispute on the credit report. Need documentation to support explanation or credit supplement to show dispute resolved.	04/14/17: The account that has been disputed, UW has no concerns as account has been closed with a $X balance since X/XXXX. No lates during 84 month history.
04/25/2017: Audit acknowledges the client approved exception for account in dispute. Loan will be rated a B.04/22/17: Exception request submitted to client.04/14/17: Lender guidelines Pg XX states the lender  is responsible for reviewing all credit information contained in the applicant’s credit report and determining that the data provided is accurate.  If the credit report indicates that an account is being disputed (this includes regular tradelines as well as paid or open collections), lender should carefully review the credit information with the applicant and then request the credit reporting bureau that provided the information to confirm its accuracy.  If there are disputed tradelines, lender should obtain a letter of explanation from the applicant with supporting documentation as needed.  The underwriter is responsible for determining whether the explanation is reasonable to disprove the adverse information.  The explanation must be in written form and signed by the applicant(s) prior to closing.  An explanation via an email message can also be utilized if it is from an identifying and recognizable email address and is subject-specific to the explanation (i.e. it should not also include instructions about locking a rate, setting a closing date, etc.).  For example, an email from Joe.Applicant@emaildomain.com can be acceptable.  An email from ilovefootball@emaildomain.com is unacceptable.  Also, an underwriter certification can be provided in lieu of the written explanation from the applicant as long as it contains all pertinent information and details.   Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.21%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Years on Job Borrower has 13 years on job

300335786	30f3b759-270c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
The E-recording fee on the initial and final CD is $XX.  The Title Policy Guarantee fee on the initial and final CD is X.X These fees are not listed on the initial and final LE. These fees are in a XX% tolerance section. Lender tolerance cure of $XX was issued on the final CD.
03/18/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies
 FICO is higher than guideline minimum Guideline minimum FICO is 720, Borrower has 784 FICO ; Reserves are higher than guideline minimum Guidelines require 12 months reserves.  Borrower has > 118 months PITIA reserves. ; Years Self Employed Borrower has been self employed 20 years.

300335786	502c44b3-240c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Balance Sheet	Provide the Balance sheet for company #9 which was not found in the file. The Borrower's letter states the Business is active, YTD Balance statements is required to meet QM requirements.	03/22/17: Company is a DBA. P&L/Bal Sheet Found in file. See proof attached
05/31/2017: Income was not used to qualify. Substantial increase in income from XXXX ($XXXX) to XXXX ($XX,XXX). Third Party prepared 1040's & 1120S show no indication of undisclosed liabilities or expenses. Other income used to qualify met guideline standards. Loan will be rated a B.03/23/17: The Balance sheet for company #9, was not found in the file. The Borrower's letter states the Business is active, YTD Balance statements is required to meet QM requirements. Condition maintained

 FICO is higher than guideline minimum Guideline minimum FICO is 720, Borrower has 784 FICO ; Reserves are higher than guideline minimum Guidelines require 12 months reserves.  Borrower has > 118 months PITIA reserves. ; Years Self Employed Borrower has been self employed 20 years.

300335786	52426130-8b0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	573 - Certification of completion (442) missing	Provide the 442 /certificate of completion. Appraisal was completed subject to completion, the certification was not found in the file.		03/23/17: Lender provided the 442/certificate of completion. Condition cleared.
 FICO is higher than guideline minimum Guideline minimum FICO is 720, Borrower has 784 FICO ; Reserves are higher than guideline minimum Guidelines require 12 months reserves.  Borrower has > 118 months PITIA reserves. ; Years Self Employed Borrower has been self employed 20 years.

300335786	02279938-f8d6-43f6-9cbb-6814a7ff289d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Provide evidence of issuance of the Home Loan Tool Kit, dated within 3 days of the application date.	03/21/17: Uploading loan submission checklist page X , section X states when booklet was provided.	03/23/17: Loan submission shows the borrower was provided with the Home Loan Tool Kit, however, not dated within 3 days of the application date. Condition maintained.
 FICO is higher than guideline minimum Guideline minimum FICO is 720, Borrower has 784 FICO ; Reserves are higher than guideline minimum Guidelines require 12 months reserves.  Borrower has > 118 months PITIA reserves. ; Years Self Employed Borrower has been self employed 20 years.

300335786	30c2ad2d-250c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing YTD Profit & Loss	Provide YTD Profit & Loss for company #9 which was not found in the file. The Borrower's letter states the Business is active, YTD Balance statements is required to meet QM requirements.	03/22/17: Company is a DBA. P&L/Bal Sheet Found in file. See proof attached.
05/31/2017: Income was not used to qualify. Substantial increase in income from XXXX ($XXXX) to XXXX ($XX,XXX). Third Party prepared 1040's & 1120S show no indication of undisclosed liabilities or expenses. Other income used to qualify met guideline standards. Loan will be rated a B.03/23/17: The P&L for company #9, was not found in the file. The Borrower's letter states the Business is active, YTD P&L is required to meet QM requirements. Condition maintained

 FICO is higher than guideline minimum Guideline minimum FICO is 720, Borrower has 784 FICO ; Reserves are higher than guideline minimum Guidelines require 12 months reserves.  Borrower has > 118 months PITIA reserves. ; Years Self Employed Borrower has been self employed 20 years.

300335786	ea089ceb-8a0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA not provided in file.		03/20/2017: CDA provided reflecting a value of $905,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum Guideline minimum FICO is 720, Borrower has 784 FICO ; Reserves are higher than guideline minimum Guidelines require 12 months reserves.  Borrower has > 118 months PITIA reserves. ; Years Self Employed Borrower has been self employed 20 years.

300335785	f454868f-de24-4377-961c-e79adaf2208d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Capital Contribution, Condo Association Fees, Homeowner’s Dues and Survey fees are reflected in Section C of the final Closing disclosure. These fees should be listed in Section H.
04/24/17: Due tot he fact that the lender originally disclosed the fees in Section C of the loan estimate, the lender held themselves to a more conservative and left the fees in the appropriate location based on the initial disclosure. 03/23/17: The fees started in section C on the initial LE, which means these services in this section are required by the lender. Any fees in section H are considered as optional

04/26/14: Client has adopted SFIG guidance.  Loan will be graded a B. 04/26/17: Escalated to compliance for review. 03/27/17: These fees should be disclosed in Section H. The costs include all real estate brokerage fees, homeowner’s or condominium association charges paid at consummation, home warranties, inspection fees, and other fees that are part of the real estate closing but not required by the creditor or not disclosed elsewhere under § 1026.38. Condition maintained.
DTI is lower than guideline maximum DTI of 27.60% is lower than guideline minimum.; Reserves are higher than guideline minimum 25 months reserves.; Years in Field 15 years in field of work.
300335785	71db6673-e208-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/15/2017: CDA provided reflecting a value of $1,375,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum DTI of 27.60% is lower than guideline minimum.; Reserves are higher than guideline minimum 25 months reserves.; Years in Field 15 years in field of work.
300335785	8be36980-c179-477e-811c-e46e9cc436ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The Settlement Agent X License ID and Contact were missing.		03/14/2016: Post close CD shows correction. Loan will be rated a B for all agencies.			DTI is lower than guideline maximum DTI of 27.60% is lower than guideline minimum.; Reserves are higher than guideline minimum 25 months reserves.; Years in Field 15 years in field of work.
300335785	724ec89b-1237-475b-8a13-9d9ceefcde97	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated business disclosure missing from the file.		04/11/2017: Received attestation no affiliates. Condition cleared.			DTI is lower than guideline maximum DTI of 27.60% is lower than guideline minimum.; Reserves are higher than guideline minimum 25 months reserves.; Years in Field 15 years in field of work.
300335785	2ff303aa-9901-4ba4-b02d-d7ff5188465c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Special information booklet missing from the file.
03/21/17: Lender provided evidence of receipt of the Special information booklet within X days of the application date.  Condition cleared. 03/18/17: Home loan toolkit provided, however it was not dated. Please provide evidence of receipt within X days of the application date. Condition maintained.
DTI is lower than guideline maximum DTI of 27.60% is lower than guideline minimum.; Reserves are higher than guideline minimum 25 months reserves.; Years in Field 15 years in field of work.
300335784	169a4497-bb69-4983-b81e-e6a502039add	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	X% > X% maximum late fee allowed by the State of XX%
3/14/2017: Per Compliance ,lenders are permitted to charge a late fee in excess of X% for loan amounts $XXX,XXX or greater under General Statute 24-9. Since the loan amount is > $XXX,XXX the late charge of X% is acceptable. Condition rescinded.
FICO is higher than guideline minimum 733; No Rental Lates only 10 month history; Reserves are higher than guideline minimum reserves $17836.02
300335784	ee51fbcb-af05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment
Verification of co borrower prior employment dates is missing from the loan file. Verified prior employment dates are required to establish a complete XX -year work history and to establish if an employment gap letter is required between employers. Verified XX-year work history is required as a Qualified mortgage.

3/14/2017: Verification of employment letter provided from the co-borrower's employer. Based on employment date to loan consummation date, the co-borrower is currently employed > X years with the employer. Condition cleared.
FICO is higher than guideline minimum 733; No Rental Lates only 10 month history; Reserves are higher than guideline minimum reserves $17836.02
300335784	0daf6a85-af05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Verification of Rent	The verification of rent history in file covers X months. The required minimum is X months. Verification of rental history is required as a Qualified mortgage.
3/14/2017: We have X months in the file: Months found: XX/XX/XXX $XXXX (Dep & 1st month rent) XX/XX/XXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX All from XXX XX XXXXXXX acct #XXXX. XX months were grouped together and the other two were with the asset statements.
																3/14/2017: Audit's review of the loan file indicates XX months rental history was documented. Condition rescinded.			FICO is higher than guideline minimum 733; No Rental Lates only 10 month history; Reserves are higher than guideline minimum reserves $17836.02
300335784	4792da30-46a5-40e3-9921-a03bc91aed69	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An affiliated business disclosure was not provided in the file.		04/11/2017: Received attestation no affiliates. Condition cleared.			FICO is higher than guideline minimum 733; No Rental Lates only 10 month history; Reserves are higher than guideline minimum reserves $17836.02
300335784	2dd201aa-b005-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The payee for Tax service in section B is missing from the closing CD.
4/23/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.3/30/2017:  Received post consummation dated > XX days post-closing.  There is no cure under the TRID rule for XX days from discovery – the TRID rule specifies XX days from consummation for clerical errors and tolerance cures.
FICO is higher than guideline minimum 733; No Rental Lates only 10 month history; Reserves are higher than guideline minimum reserves $17836.02
300335784	52650b1d-b005-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE’s are missing the required description after “Other” in the Estimated Taxes, Insurance & Assessments section.		3/14/2017: The description of "Other" is not considered material on the LE as it was corrected on the final CD. Loan will be rated a B for all agencies.			FICO is higher than guideline minimum 733; No Rental Lates only 10 month history; Reserves are higher than guideline minimum reserves $17836.02
300335784	eebb09db-9105-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/14/2017: CDA provided reflecting a value of $610,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 733; No Rental Lates only 10 month history; Reserves are higher than guideline minimum reserves $17836.02
300335783	5beecb46-7afe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD is missing the itemization of recording fees disclosed in Section E.	04/07/17: Agree with findings. 03/03/2017: uploading closing disclosure
4/25/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies. 04/08/17: Condition maintained. 03/03/2017: Audit reviewed CD provided, and has determined that per 1026.38(g)(1) TAXES AND OTHER GOVERNMENT FEES. Under the subheading “Taxes and Other Government Fees,” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount that is expected to be paid to State and local governments for taxes and government fees and the total of all such itemized amounts that are designated borrower paid at or before closing, as follows: I. Recording fees and the amounts paid in the applicable columns; and ii. An itemization of transfer taxes, with the name of the government entity assessing the transfer tax. Missing government entity. Condition remains.

300335783	9be64299-946c-4e93-ba49-e26a61644ee2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.	03/03/2017: uploading ABA letter	03/03/2017: Audit review of lender attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared
300335783	2fd8bdb6-2ac2-412e-9586-80e60a0e8b5b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as X.X a month vs. The calculated value of $XX.XX A month. The Closing Disclosure payment calculation had a payment for the estimated escrow of $XX.XX While the estimated taxes, insurance & assessments had it at $XX.XX
															03/03/2017: uploading due diligence response regarding escrow fee	03/03/2017: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XX.XX. Loan will be rated a 'B' for all agencies. Condition cleared.
300335783	6bd2b1bc-63fb-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/02/2017: CDA provided reflecting a value of $758,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335783	17945c3d-c400-455c-a92a-b02f7edd982d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as X.X The actual total of payments is X.X an over-disclosure of $X.XX due to the Appraisal Fee of $X.XX paid by the lender.	03/03/2017: uploading due diligence response regarding over disclosure	03/03/2017: Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $XXX is non-material. Loan will be graded a B.
300335783	7bff6a97-77fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	03/03/2017: Uploaded a due diligence response regarding service provider list	03/03/2017: Audit reviewed the Lender Rebuttal, and has determined that WLSP and is showing relevant provider information. Loan will be rated a B for all agencies.
300335783	26c6bebe-e221-407f-a212-3115de583bc5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The Special Information Booklet /Home Loan Toolkit is missing from the file.	03/03/2017: Uploading a copy of the Home Loan Toolkit Booklet
03/03/2017: Audit review of evidence (p412) that the Special Information Booklet /Home Loan Toolkit (XX/XX/XXXX) was submitted within three days of application date (XX/XX/XXXX) was provided. Documentation submitted is deemed acceptable, condition cleared.

300335781	5f64b08a-080b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing verbal verification of employment
The VVOE’s for both Borrowers were not obtained within X days of note date.  VVOE for the Borrower is dated XX/XX/XXXX and the VVOE for the Co-Borrower is dated XX/XX/XXXX and the loan closed XX/XX/XXXX
05/10/2017: Client acknowledged exception as they are credit exceptions being within 30 days of consummation
 DTI is lower than guideline maximum The Debt to Income is 35.95% vs. 43%; FICO is higher than guideline minimum The Borrower fico score is 798; Reserves are higher than guideline minimum The Borrower has 34 mos reserves

300335781	7471e5bc-7ac5-42ca-b4e9-2d7f57807df3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Additional valuation documentation not provided to borrower.	No evidence provided that the borrower received a copy of the Final Inspection Report.	03/29/17: Final inspection completed XX/XX/XXXX. The screen below shows the borrower received all appraisals and other written valuation on XX/XX/XXXX	03/31/17: Evidence of receipt of the appraisal reports provided. Condition cleared.
 DTI is lower than guideline maximum The Debt to Income is 35.95% vs. 43%; FICO is higher than guideline minimum The Borrower fico score is 798; Reserves are higher than guideline minimum The Borrower has 34 mos reserves

300335781	9fdf45c2-070b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Hazard Insurance: Insufficient coverage Loan amount is X and the amount in insurance is XXXX Missing evidence of the Cost Estimator provided by the Insurance Company.	06/05/2017: uploaded RCE
06/05/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.05/23/2017:  Client does not allow the use of the appraisal to determine replacement costs.  Condition remains.

 DTI is lower than guideline maximum The Debt to Income is 35.95% vs. 43%; FICO is higher than guideline minimum The Borrower fico score is 798; Reserves are higher than guideline minimum The Borrower has 34 mos reserves

300335781	619c2c4d-0a0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/20/2017: CDA provided reflecting a value of $1,187,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum The Debt to Income is 35.95% vs. 43%; FICO is higher than guideline minimum The Borrower fico score is 798; Reserves are higher than guideline minimum The Borrower has 34 mos reserves

300335781	649ed48f-0e0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for LE as the Recording fee has increased from X.X to X.X The file is missing evidence of a valid change of circumstance.
03/29/17: This is a new construction loan, The initial LE was provided to the borrower stating that this is a construction loan (you may receive a loan estimate at any time prior to 60 days before consummation), this statement covers any changes prior to 60 days before the consummation. When a COC is provide this statement will supersede the COC.
03/31/17: A change in circumstance was provided and revised LE within 3 days. Fees are included in the 10% tolerance calculation. Condition cleared.
 DTI is lower than guideline maximum The Debt to Income is 35.95% vs. 43%; FICO is higher than guideline minimum The Borrower fico score is 798; Reserves are higher than guideline minimum The Borrower has 34 mos reserves

300335781	bf88922c-0f0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	LE X reflects Title Closing fee Increased from X to X not valid for Closing fee increase X tolerance X refund.
03/29/17: This is a new construction loan, The initial LE was provided to the borrower stating that this is a construction loan (you may receive a loan estimate at any time prior to 60 days before consummation), this statement covers any changes prior to 60 days before the consummation. When a COC is provide this statement will supersede the COC.

05/08/17: COC 06/23/17 - Sales Price Change and Borrower Requested Lock Date.  COC: added 2nd appraisal $XXX.XX City fee $XX.XX, state tax $XX.XX and title ins, $X.XX.  LE Loan amount increased, added 2nd appraisal $XXX.XX, Title Closing fee increased from $X,XXX.XX to $X,XXX.XX and Lender Policy decreased from $XXX.XX to $XXX.XX. COC XX/XX/XX - Sales Price, City tax $XX.XX, State Tax XX.XX, Title closing fee $XX.XX and Lenders title $X.XX.  LE reflects Title Closing fee increased from $X,XXX.XX to $X,XXX.XX and Lender Policy Increased from $XXX.XX to $XXX.XX.  LE Loan amount increased to $XXX,XXX.XX, IR 3.375%.  Taxes increased from $X,XXX.XX to $X,XXX.XX.  The COC relating to the 2nd appraisal fee (section B). The Title fees (section C), the COC reflecting the $XX.XX change in the closing fee which also falls in the 10% category and is within tolerance. Condition cleared. 04/20/17: Fees in section B are subject to 0% tolerance. Condition maintained.

 DTI is lower than guideline maximum The Debt to Income is 35.95% vs. 43%; FICO is higher than guideline minimum The Borrower fico score is 798; Reserves are higher than guideline minimum The Borrower has 34 mos reserves

300335781	712e195d-34c7-4f22-b9b0-5180ed75ee72	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as X.X The actual total of payments is $XX.XX an under-disclosure of $XX.XX		03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 DTI is lower than guideline maximum The Debt to Income is 35.95% vs. 43%; FICO is higher than guideline minimum The Borrower fico score is 798; Reserves are higher than guideline minimum The Borrower has 34 mos reserves

300335781	629c2c4d-0a0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		03/20/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum The Debt to Income is 35.95% vs. 43%; FICO is higher than guideline minimum The Borrower fico score is 798; Reserves are higher than guideline minimum The Borrower has 34 mos reserves

300335781	332b964d-2e0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	573 - Certification of completion (442) missing	The Appraisal is subject to. The loan file did not contain a copy of the completion report.		03/23/17: The Certification of completion (442) provided. Condition cleared.
 DTI is lower than guideline maximum The Debt to Income is 35.95% vs. 43%; FICO is higher than guideline minimum The Borrower fico score is 798; Reserves are higher than guideline minimum The Borrower has 34 mos reserves

300335777	9b725923-f569-4845-9db1-1296fbecc829	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	APR on CD at closing is inaccurate (C.D. APR > 0.125 variance to calculated result – Over disclosed)	APR on final CD is inaccurate and exceeds X.X tolerance. CD value of X.X vs. calculated value of X.X for a variance of X.X over disclosed.		04/14/2017: TILA 130(b) - within 60 days of discovery. Provide corrected CD, letter of explanation, refund fee tolerance, proof of delivery and re-open rescission.
300335777	31651f8a-692a-4000-aee1-271d56ceafaf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Waiver by borrower of Revised LE timing requirement not provided or properly documented	No waiver in file signed by the borrower waiving the revised Loan Estimate timing requirement.	03/28/17 Waiver by the borrower is not required.
03/29/17: Upon further review, waiver is not required, however, the re-disclosed LE must be provided within 4-7 days Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation. Condition rescinded.

300335777	cc3d448e-990a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/17/2017: CDA provided reflecting a value of $740,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335777	ff3e695f-727d-460e-bc6c-03ad81a7af44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met	The re-disclosed LE reflects a Date Issued of XX/XX/XXXX Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE z specific business days prior to consummation.
03/28/17: Note that with a revised Loan Estimate, there is no requirement to provide the revised document seven business days before consummation – that timing rule only applies to the original Loan Estimate. The one timing requirement to recognize is that a revised Loan Estimate cannot be provided on or after the date the Closing Disclosure is given.

4/11/2017: The revised LE dated XX/XX/XXXX was also e-signed on XX/X/XXXX, e-consent in file, as the disclosure was e-signed it meets the 4 business days prior to consummation rule. Condition rescinded. 04/06/17: The LE is dated XX/XX/XX, which is not 4-7 days to consummation. Condition maintained. 03/29/17:  The re-disclosed LE must be provided within 4-7 days Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation. Condition maintained.

300335776	93193d1a-900d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title-E/Recording fee reflected in section B of the final Closing Disclosure should be reflected in section C.		3/20/2017: Post Closing CD provided reflecting fee in Section C. This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 793; No Mortgage Lates UW guidelines require no mortgage late in the most recent 99 month, loan verified 0x30 for 84 months no lates; Reserves are higher than guideline minimum UW guidelines require reserves of 24 months for the second home and 6 months for the primary. 6 months for other property, loan qualified with 25 months reserves,

300335776	d06ef937-7e09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Evidence REO Property is Owned Free and Clear	Missing evidence the rental property listed third on the final loan application is free and clear.
05/01/2017: A settlement statement does not prove the F&C status of a rental property either because even if buyer paid cash, they could have gotten a subsequent mortgage, and even if they purchased with a mortgage, they could have paid it off later. The tax returns are much more relevant proof that property is F&C. Please discuss with investor.03/28/17: There is no requirement within Underwriting Guidelines for the applicant to be challenged when they assert that a property is owned free & clear unless there is a discrepancy within the file. Sufficient due diligence was done to ensure there was no undisclosed mortgage obligation in the form of personal tax returns reflecting no write off for mortgage interest on Schedule E and fraud mitigation tool was pulled and does not reveal any undisclosed debt. Please clear this issue.

06/08/2017:  Received third party fraud report reflecting proper is F&C. Report provided post consummation. Condition cleared. Loan will be rated a B.05/01/2017: Audit reviewed the Lender Rebuttal, and has determined that a property profile is required to verify evidence of free and clear. Condition remains. 04/25/2017: Audit escalated the exception request, and was not approved. Condition will remain as active and loan is rated IVR3 at this time.04/20/17: Exception request submitted to client. 03/28/17: Tax returns in themselves, are not proof a property is F&C and the fraud tool mentions undisclosed liabilities. Please provide either the executed Seller CD or settlement statement. Condition maintained.

 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 793; No Mortgage Lates UW guidelines require no mortgage late in the most recent 99 month, loan verified 0x30 for 84 months no lates; Reserves are higher than guideline minimum UW guidelines require reserves of 24 months for the second home and 6 months for the primary. 6 months for other property, loan qualified with 25 months reserves,

300335776	01a3934f-b9f8-4c43-b91e-ce1d69b114a2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	The Home Loan Toolkit in the file is dated XX/XX/XXXX which is greater than x days from the application date.		04/17/17: Lender provided evidence of receipt of the Home loan toolkit within 3 days of the application date. Condition cleared.
 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 793; No Mortgage Lates UW guidelines require no mortgage late in the most recent 99 month, loan verified 0x30 for 84 months no lates; Reserves are higher than guideline minimum UW guidelines require reserves of 24 months for the second home and 6 months for the primary. 6 months for other property, loan qualified with 25 months reserves,

300335776	1205e480-8f0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration
Hazard insurance declaration page in file indicates replacement cost "not to exceed" X.X  Need to know exact percentage for replacement cost to determine if sufficient dwelling coverage.  Additional finding may apply upon receipt of documentation.
															03/28/2017: uploaded dd response and insurance worksheet	03/28/17: Lender provided evidence of sufficient coverage. Condition cleared.
 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 793; No Mortgage Lates UW guidelines require no mortgage late in the most recent 99 month, loan verified 0x30 for 84 months no lates; Reserves are higher than guideline minimum UW guidelines require reserves of 24 months for the second home and 6 months for the primary. 6 months for other property, loan qualified with 25 months reserves,

300335776	322164f1-8f0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	LE in file dated XX/XX/XXXX reflects rate is locked. Missing rate lock agreement dated within X days of XX/XX/XXXX		04/24/2017: Evidence of rate lock provided. Condition cleared.
 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 793; No Mortgage Lates UW guidelines require no mortgage late in the most recent 99 month, loan verified 0x30 for 84 months no lates; Reserves are higher than guideline minimum UW guidelines require reserves of 24 months for the second home and 6 months for the primary. 6 months for other property, loan qualified with 25 months reserves,

300335776	3042b45a-8b09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		03/20/2017: CDA provided reflecting a value of $1,010,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 793; No Mortgage Lates UW guidelines require no mortgage late in the most recent 99 month, loan verified 0x30 for 84 months no lates; Reserves are higher than guideline minimum UW guidelines require reserves of 24 months for the second home and 6 months for the primary. 6 months for other property, loan qualified with 25 months reserves,

300335776	3f8357ed-6e2d-4963-8617-6c61e94e3b05	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX and all subsequent LE'S reflects an Appraisal fee of XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal fee of X.X resulting in a XXX.XX refund due for cure.
03/15/2016: Post close CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be rated a B for all agencies
 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 793; No Mortgage Lates UW guidelines require no mortgage late in the most recent 99 month, loan verified 0x30 for 84 months no lates; Reserves are higher than guideline minimum UW guidelines require reserves of 24 months for the second home and 6 months for the primary. 6 months for other property, loan qualified with 25 months reserves,

300335776	b2983bc2-97c5-4db8-8d66-7d31f92c4abe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	The borrower's intent to proceed is missing from the file.		03/28/16: Lender provided the borrower's documented intent to proceed. Condition cleared.
 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 793; No Mortgage Lates UW guidelines require no mortgage late in the most recent 99 month, loan verified 0x30 for 84 months no lates; Reserves are higher than guideline minimum UW guidelines require reserves of 24 months for the second home and 6 months for the primary. 6 months for other property, loan qualified with 25 months reserves,

300335776	01693553-ef49-444d-b620-a08b92fc4afa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX		04/27/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.
 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 793; No Mortgage Lates UW guidelines require no mortgage late in the most recent 99 month, loan verified 0x30 for 84 months no lates; Reserves are higher than guideline minimum UW guidelines require reserves of 24 months for the second home and 6 months for the primary. 6 months for other property, loan qualified with 25 months reserves,

300335776	9476cdef-900d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing copy of sellers Closing Disclosure.	03/22/17: Uploaded combined statement.
03/23/17: Title Commitment does not reflect a payoff for the seller. ALTA settlement statement is not in the file. Please provide the seller's CD. Condition maintained. 04/24/2017: Buyer’s CD contains required seller’s costs information, no separate seller disclosure required

 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 793; No Mortgage Lates UW guidelines require no mortgage late in the most recent 99 month, loan verified 0x30 for 84 months no lates; Reserves are higher than guideline minimum UW guidelines require reserves of 24 months for the second home and 6 months for the primary. 6 months for other property, loan qualified with 25 months reserves,

300335776	32061d25-a00d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	573 - Certification of completion (442) missing	Appraisal in file is completed "Subject To". Missing completion certification with photos (X.X		03/23/17: Lender provided the completion certification with photos (form 442). Condition cleared.
 FICO is higher than guideline minimum UW guidelines require a FICO score of 720, loan qualfies with FICO score of 793; No Mortgage Lates UW guidelines require no mortgage late in the most recent 99 month, loan verified 0x30 for 84 months no lates; Reserves are higher than guideline minimum UW guidelines require reserves of 24 months for the second home and 6 months for the primary. 6 months for other property, loan qualified with 25 months reserves,

300335773	f689d03d-7606-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The initial, interim and final CD is missing the word "optional" in section H X Insurance and for Title-Owner's Title Policy Guarantee Fee.
4/24/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.184%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  13.10 months reserves

300335773	f6fb7464-7506-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/29/17: CDA reflecting a value of $643,000.00, which is a -0.0% variance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.184%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  13.10 months reserves

300335773	76f93a6c-7506-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/20/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.184%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  13.10 months reserves

300335773	29a221cd-ba2a-4ca0-ab4a-2352b181c69d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The final CD reflected total of payments as X.X The actual total of payments is $XX.XX an over-disclosure of $XX.XX  It appears the Lender included $XX.XX In fees; $XX.XX Paid by lender and $XX.XX Paid by seller in the TOP calculation.
03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.184%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  13.10 months reserves

300335773	163842de-7706-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately	The Estimated Taxes, Insurance & Assessments section on Loan Estimate dated XX/XX/XXXX and XX/XX/XXXX is missing the explanation HOA for the field Other.
04/11/2017: Audit review of missing completed LE Estimated Taxes, Insurance & Assessments section is a non-material grade B. Final CD reflects the missing information. Loan will be rated a 'B' for all agencies.03/22/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.184%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  13.10 months reserves

300335773	372c72ba-f507-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Post closing Refund to Cure insufficient to cover in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
The E-recording fee on the initial CD, interim and final CDs XX.XX. This fee was not included on any of the LEs in file. This fee is in a XX.XX tolerance section. Lender tolerance cure of XX.XX is required.  Section J reflects XX.XX tolerance cure which was issued at closing.
03/13/2017: Loan to be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.184%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  13.10 months reserves

300335773	f6111436-7606-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX, and XX/XX/XXXX, is missing the word "optional" in section H X Insurance and for Title-Owner's Title Policy Guarantee Fee.
4/24/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.184%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  13.10 months reserves

300335773	966b8c96-7606-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing rate lock verification	Missing rate lock verification.
04/24/2017:  Evidence of rate lock date provided.  Condition cleared.04/19/17: The LE is not evidence of lock, per compliance. A rate lock agreement is required for compliance testing. Condition maintained. 03/22/17: We cannot use the COC as  evidence of rate lock. Please provide a screen print or a rate lock form, etc.  Does not need to contain any rate information just need the lock date. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.184%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  13.10 months reserves

300335771	e2fdf1ce-c804-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title Settlement fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. All the title service provider fees should be listed in section C of the CD.
03/09/2017: A Post Closing CD provided in the loan file reflects the correction. Loan will be rated a B for all agencies.
300335771	e7b51add-fd5f-41b1-b81d-a667f2d21e5d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet.		03/13/2017: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
300335771	c20f098a-c804-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on the Final Closing disclosure is missing the explanation HOA for the field Other.
4/24/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.03/28/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained.

300335771	26c66a07-3704-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/10/2017: CDA provided reflecting a value of $980,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335771	64fd1f10-bb84-470e-828e-5bfe59345f9b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business disclosure.		04/11/2017: Received attestation no affiliates. Condition cleared.
300335771	bf8c0cca-d582-41c0-bc74-83172de62d1d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an Appraisal Fee of $XX.XX before closing and X.X at closing resulting in a $XX.XX refund due for cure.
03/09/2016: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be rated a B for all agencies.
300335769	b6213fea-6c06-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/14/2017: CDA provided reflecting a value of $700,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335769	f6f027d1-9c06-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Overnight Deliver Fee and Wire Transfer Fee are reflected in section A of the final Closing Disclosure. These fees should be listed in section X on the CD.	04/05/17: Both section A and B are held up to the zero tolerance and there is no monetary impact to the borrower.
04/06/17: Upon further review, if the fees are paid to the lender for a service performed then they would in fact go in Section A.   Section B would be reserved for charges that are provided by persons other than the creditor or mortgage broker. Condition cleared.04/05/17: Escalated to compliance for review.

300335769	d6a428b5-9c06-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan Estimate document error	The Overnight Delivery Fee and Wire Transfer Fee are reflected in section A on the LE Disclosure. These fees should be listed in section B on the LE.	04/05/17: Both section A and B are held up to the zero tolerance and there is no monetary impact to the borrower.
04/06/17: Upon further review, if the fees are paid to the lender for a service performed then they would in fact go in Section A.   Section B would be reserved for charges that are provided by persons other than the creditor or mortgage broker. Condition cleared.04/05/17: Escalated to compliance for review.

300335757	7ac95707-630d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Property Insurance Coverage is not enough coverage to cover the Loan Amount, a Cost Estimator from property Insurer was not located in the loan file.	03/23/17: Policy states full guaranteed replacement cost.	03/27/17: Upon further review policy states full guaranteed replacement cost. Condition rescinded.
 DTI is lower than guideline maximum The Borrower's debt to income is 29.97% vs. 43%; FICO is higher than guideline minimum The Borrower has a Credit score of 804; Reserves are higher than guideline minimum The Borrower has 15 mos reserves

300335757	9391684b-4c0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $1,150,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum The Borrower's debt to income is 29.97% vs. 43%; FICO is higher than guideline minimum The Borrower has a Credit score of 804; Reserves are higher than guideline minimum The Borrower has 15 mos reserves

300335757	3dd6b973-080d-465d-9a52-13f1eb8fda7c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflects total of payments as $X,XXX,XXX.XX The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		03/22/2017: Total of Payments is over disclosed by less than $XXX and is considered non-material. Loan will be graded a B.
 DTI is lower than guideline maximum The Borrower's debt to income is 29.97% vs. 43%; FICO is higher than guideline minimum The Borrower has a Credit score of 804; Reserves are higher than guideline minimum The Borrower has 15 mos reserves

300335757	3ae4887e-670d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evidence of Insurance for additional properties owned.
04/19/17: Mortgage statements for both rental properties state that escrows are for taxes and insurance. Attached are tax bills for both properties showing much lower taxes than what is being collected for escrows by mortgage company so it stands to reason that the remaining amount is for insurance. Please see attached tax bills.03/31/17: Proof of PITIA for both remaining rentals attached. Two others have been sold and proof is also attached.

04/20/17: Verification of taxes for both REO's provided. Condition cleared. 04/04/17: Mortgage statements provided. Please provide verification of Tax, (Tax and Payment statement) and Insurance (Homeowners declaration). Condition maintained.

 DTI is lower than guideline maximum The Borrower's debt to income is 29.97% vs. 43%; FICO is higher than guideline minimum The Borrower has a Credit score of 804; Reserves are higher than guideline minimum The Borrower has 15 mos reserves

300335756	f54ef7b4-414b-4ff8-a3fe-944331cc2cd4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is missing required data under the Loan Disclosures section for the field titled Late Payment.		03/09/2017 Post closing CD dated XX/XX/XXXX added late payment information.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.735%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 716; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.18%

300335756	6b2cd2e7-e304-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Document Error	The initial LE dated XX/XX/XXXX and the initial, interim and final CD, Section B Services borrower Did Not Shop For is missing the credit report fee and flood certification fee.
03/27/17: There was no charge for a credit report and flood certification Fee on the subject loan because it is a Conventional loan and our fee schedule for Conventional loans only. This includes a $XXX Application fee and a $XXX Processing fee.

04/28/17: This situation would be considered EV2 B grade.04/27/17: Escalated to compliance for review. 03/28/16: Please provide an attestation that they pay an annual fee to the Vendor and there is no specific charge allocated to the transaction in question, or a corrected CD within 60 days of consummation and LOE to the borrower. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.735%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 716; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.18%

300335756	f44afb06-df04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/10/2017: CDA provided reflecting a value of $1,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.735%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 716; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.18%

300335756	1a8b0252-81e8-4bce-8e5f-a275ea7beca0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/11/2017: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.735%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 716; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.18%

300335756	71d94263-e104-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing executed HELOC closure letter. The HELOC closure letter in the loan file is unsigned. In addition, missing the Quit Claim Deed removing the XXXXXXXX XX XXXXX from title.		03/28/17: Executed HELOC closure letter and Quit Claim Deed provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.735%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 716; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.18%

300335756	0a2db13f-df04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
03/28/17: Lender provided the corrected CD and LOE to the borrower, within 60 days of consummation, and evidence of mailing. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.735%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 716; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.18%

300335753	4d454c9d-760a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/17/2017: CDA provided reflecting a value of $1,252,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.86%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76%

300335753	1dbeafc2-760a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2	Missing W-2 from XXXX and XXXX for borrower.
04/11/17: Auditor is correct. W2 income erroneously used. Using K-1 income only, $XX,XXX.XX should have been used. DTI is XX%. Income worksheet to follow. 3/28/17: The Borrower is a partner and income is paid through the K-'s. See K-1's for income.

04/17/17: Updated 1008 and income worksheet provided without the use of W-2 income. DTI within guidelines. Condition cleared. 03/29/17: Lender income worksheet page 461 reflects W-2 income for  the Borrower for years XXXX and XXXX.  The corresponding W-2s are not present in the loan file. Condition maintained. 03/21/17: W-2's provided for the co borrower. Please provide W-2's for the borrower for years XXXX and XXXX.  The corresponding W-2s are not present in the loan file. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.86%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76%

300335753	f6d7cf11-4767-4ad1-a354-28b4c85c4152	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		04/11/2017: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.86%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 76%

300335746	33ff42ee-b908-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident was not provided.		03/15/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335746	231f4952-2f15-41a2-848b-f475c2e4c505	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An affiliated business disclosure was not included in the file.		04/11/2017: Received attestation no affiliates. Condition cleared.
300335746	d4d908cc-b908-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	A seller's closing disclosure was not provided in the file.	04/7/17: Please note that California does not issue seller CD’s the use settlement statements only. I have provided you with the Final Settlement Statement that reflects both buyer and seller figures.
04/19/17: Final Settlement statement provided showing payoffs. Condition cleared. 04/10/17: Settlement Statement does not reflect a payoff for the seller. Please provide the seller's CD. Condition maintained.

300335746	939684e2-b908-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/15/2017: CDA provided reflecting a value of $X,XXX,XXX.XX Which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335743	cc90a63c-e1a4-4d97-b2d3-64bdeb24850e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.		3/24/2017: Description is reflected on post close CD. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 229.6 months reserves; Years Self Employed Borrower has 34 years Self Employed

300335743	b2bb8135-460f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/24/2017: CDA provided reflecting a value of $2,200,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 229.6 months reserves; Years Self Employed Borrower has 34 years Self Employed

300335743	4b8fa3aa-4f0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of mortgage payment and taxes for primary residence.		04/17/17: Lender provided evidence of the mortgage payment, and taxes for the borrower's primary residence. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 229.6 months reserves; Years Self Employed Borrower has 34 years Self Employed

300335742	34522a92-9c21-4c9c-85c9-2b282ff5ef91	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing "valid" WLSP. The WLSP in file refers to the GFE which is for Pre-TRID use.
On the WLSP, It list the service provided Title & Settlement Services and list a provider. Title & Services cover all title fees listed on the LE’s. There is a SSPD dated XX/XX/XXXX shows the wording as Good faith Estimate or Loan Estimate which coincide with the LE dated XX/XX/XXXX. This is a non-issue.

03/28/17: The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE. WLSP referencing a GFE is non-material. Loan will be graded a B.

300335742	8bd2623c-df58-405a-a9d7-1626f153541b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Refinance Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. Actual $XXX,XXX.XX, an over disclosure of $XXX.XX.

4/24/2017: Audit's re-review of fees indicate the doc prep fee is not included in the finance charge. amount financed is not over disclosed. Condition rescinded. 04/14/2017:  TILA 130(b) - within 60 days of discovery.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.03/28/17: Fees included in the finance charge: Processing Fee Lender Borrower $XXX.XX Title - Courier Fee Other Borrower $XX.XX,Underwriting Fee Lender Borrower $XXX.XX,Title - Settlement Agent Fee Other Borrower $XXX.XX ,Attorney Fee - Lender  Borrower $XXX.XX,(Tx Attorney Doc Prep Fee), State Fee Other Borrower $X.XX ,Tax Service Fee Other Borrower $XX.XX ,Flood Cert Life of Loan Other Borrower $X.XX,Prepaid Interest / Odd Days Interest - Prepaids Lender Borrower $XX.XX. Condition maintained.

300335742	751b7e58-8c09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial Closing Disclosure timing requirement not met	Initial CD reflects no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation.		03/28/17: Lender provided evidence of receipt of the initial Closing Disclosure. Condition cleared.
300335742	0fffb608-771a-44ef-9d60-49a36a0aebd6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. Actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.

4/24/2017: Audit's re-review of fees indicate the doc prep fee is not included in the finance charge. finance charge is not under disclosed. Condition rescinded. 03/28/17: Fees included in the finance charge: Processing Fee Lender Borrower $XXX.XX Title - Courier Fee Other Borrower $XX.XX,Underwriting Fee Lender Borrower $XXX.XX,Title - Settlement Agent Fee Other Borrower $XXX.XX ,Attorney Fee - Lender Borrower $XXX.XX,(Tx Attorney Doc Prep Fee), State Fee Other Borrower $X.XX ,Tax Service Fee Other Borrower $XX,Flood Cert Life of Loan Other Borrower $X.XX,Prepaid Interest / Odd Days Interest - Prepaids Lender Borrower $XX.XX. Condition maintained.

300335742	1013ea1e-7709-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/15/2017: CDA provided reflecting a value of $890,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335739	8ced0649-df3d-442a-a77d-58e850aecf63	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The affiliated business agreement is missing from file.		04/11/2017: Received attestation no affiliates. Condition cleared.
300335739	8fb18709-db08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Title-Escrow PAD to Hallmark Escrow listed in Section H is an State required escrow fee; this fee should have been listed in Section G.	03/27/17: The Tile-Escrow PAD is a title fee and optional. This fee had no bearing to Section G which are fees stating the borrower monthly escrows.
03/27/17:  Response from compliance:  Did the borrower request an escrow pad to be added?   Also what is the fee really for or being called, if its escrows it should be listed with escrows and if it’s the state required contingency fee (which it seems likely that’s what this is) it should be listed with the title fees. Either way, if this was optional then the term “Optional” must be listed alongside, and the fee should be in section H.   Is there any proof the borrower requesting this escrow padding to be included into the loan?   XX/XX/XXXX,  COC- Changed property type from SFR to PUD, and fees.  However , there is no mention of the borrower elected the Title Escrow PAD fee.  Please provide clarification from the tile company or lender. Any taxes collected for the property taxes that are due with-in the next 90 days are to be listed in section F and not H.  But this seem like it’s a contingency fee (state required collection of taxes that are going to be due soon for some states and not all) ,  please clarify.   Condition maintained. 03/27/17: Sent to compliance for review. 05/08/17 - This is considered non-material, this will be graded as a level B

300335739	65283ad4-dd08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/15/2017: CDA provided reflecting a value of $1,110,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335738	c1274499-5d07-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Missing third party fraud tool.		04/19/17: Third party fraud tool provided. Outstanding issues addressed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.375%; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 77.69%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  131.20 months reserves

300335738	c14f268f-5d07-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/14/2017: CDA provided reflecting a value of $752,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.375%; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 77.69%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  131.20 months reserves

300335738	c6092ea5-42d0-43fb-a1df-a66c60fe0472	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX and does not reflect an Inspection Fee with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XXX.XX and an Inspection Fee of $XXX resulting in a $XXX.XX Refund  for cure.  Cure provided per lender credit on final CD.
03/12/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.375%; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 77.69%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  131.20 months reserves

300335738	01ca88de-5a07-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Failure to provide proof of OFAC Search	Missing OFAC Search.		04/19/17: OFAC search provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.375%; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 77.69%; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  131.20 months reserves

300335735	a8dfbb9b-ebac-4555-9a9c-ded1560cdb6d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		04/11/2017: Received attestation no affiliates. Condition cleared.
300335735	9ece67c0-7b02-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		03/09/2017: CDA provided reflecting a value of $821,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335733	babd4fe4-ffc2-4361-b3ac-ee61ed47bb11	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as X,XXX.XX A month vs. The calculated value of $X,XXX.XX A month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. The actual amount of $XXX.XX.
03/24/17: Non-Material, loan will be graded B.
 Disposable Income is higher than guideline minimum The Borrower has $8,362.17 in Disposable income.; FICO is higher than guideline minimum The Borrower Credit score is 754; Reserves are higher than guideline minimum The Borrower has 8 mos reserves

300335733	8a7d45f6-510e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX ($XXX at 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX for a variance/refund required of $XX to meet 10% threshold. Cure provided per lender credit on final CD
03/21/2016: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be rated a B for all agencies.
 Disposable Income is higher than guideline minimum The Borrower has $8,362.17 in Disposable income.; FICO is higher than guideline minimum The Borrower Credit score is 754; Reserves are higher than guideline minimum The Borrower has 8 mos reserves

300335733	fdb08a95-0322-472d-ae06-667868a9c3d8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects a Credit Report fee of $XX.XX Resulting in a $X.XX Refund due for cure.  Cure provided per lender credit on final CD
03/21/2016: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be rated a B for all agencies.
 Disposable Income is higher than guideline minimum The Borrower has $8,362.17 in Disposable income.; FICO is higher than guideline minimum The Borrower Credit score is 754; Reserves are higher than guideline minimum The Borrower has 8 mos reserves

300335733	622bab1e-360e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/21/2017: CDA provided reflecting a value of $870,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Disposable Income is higher than guideline minimum The Borrower has $8,362.17 in Disposable income.; FICO is higher than guideline minimum The Borrower Credit score is 754; Reserves are higher than guideline minimum The Borrower has 8 mos reserves

300335733	a2746059-350e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Homeowners Insurance coverage must be to cover the Loan Amount or a Cost Estimator from property Insurer should be provided the loan file was missing the Cost Estimator from property Insurer.	06/08/2017: uploading replacement cost estimator03/27/2017: uploading due diligence response
06/08/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.05/23/2017:  Client does not allow the use of the appraisal to determine replacement costs.  Condition remains.03/27/2017: Audit reviewed the Lender Rebuttal, and has determined that the Appraisal "Total Estimate of Cost New" in not an acceptable form of calculating insurance coverage. Please provide replacement cost estimator from the insurance carrier for sufficient coverage. Conditions remains.

 Disposable Income is higher than guideline minimum The Borrower has $8,362.17 in Disposable income.; FICO is higher than guideline minimum The Borrower Credit score is 754; Reserves are higher than guideline minimum The Borrower has 8 mos reserves

300335732	c718f645-370f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Prepaid taxes collected in Section F do not reflect the amount of months collected.
4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 151 months reserves; Full Documentation The Loan was approved using Full Documentation.

300335732	11cf99f7-368c-44d3-8561-7beb5e6fe9aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The UW listed this finding because the sellers xxxxxxx was missing from closing CD. This was corrected on the Post closing CD.		The UW listed this finding because the sellers xxxxxxx was missing from closing CD. This was corrected on the Post closing CD. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 151 months reserves; Full Documentation The Loan was approved using Full Documentation.

300335732	3f7afa16-5472-4280-8ee2-66dd6ff9a6bd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated  XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. The calculated value of $XXX.XX A month. The lender did not disclose the property taxes used to determine their calculation.

04/12/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. Flood escrows only. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 151 months reserves; Full Documentation The Loan was approved using Full Documentation.

300335732	3b58977d-830a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/23/2017: CDA provided reflecting a value of $954,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 151 months reserves; Full Documentation The Loan was approved using Full Documentation.

300335732	bb742a21-830a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	The Hazard Insurance coverage of $XXX,XXX did not cover the loan amount of $XXX,XXX.	06/08/2017: uploaded RCE
06/08/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.05/23/2017:  Client does not allow the use of the appraisal to determine replacement costs.  Condition remains.04/22/17:  Please provide a replacement cost estimator provided from the insurance company showing sufficient coverage. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 151 months reserves; Full Documentation The Loan was approved using Full Documentation.

300335731	b0e4241b-7409-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/15/2017: CDA provided reflecting a value of $874,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335731	e37dc442-d14c-474d-9153-d11ca3b693ee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An affiliated business disclosure was not provided in the file.
03/29/17: Attestation provided that the lender does not have any affiliates. Condition cleared. 03/27/17: Lender provided the attestation for the broker. Please provide the affiliated business disclosure signed at closing and the one provided within 3 days of the application date for the lender. Condition maintained.

300335731	a7beefcf-35f6-4e7f-b4c2-aa33e2b40937	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	The seller's side of the loan transaction is missing from file.
05/09/17: Lender provided the complete seller's CD. Condition cleared. 4/11/2017: Seller's CD provided is missing pages 2 and 3. Condition remains. 03/27/17: Document provided does not clear this condition. CD is for the sale of the previous residence already in the file. Condition maintained.

300335729	4184e017-4807-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Assets are not sourced/seasoned
The Borrower’s checking account large deposit made on XX/XX/XXXX in the amount of $X,XXX.XX Was not sourced. The loan file is missing the borrower's investment account statement dated XX/XX/XXXX through XX/XX/XXXX or and interim statement dated through the date of the transaction to verify the investment account as the source of the deposit.

03/23/17: It appears that it was moved between borrower’s accounts on pages 1 and 2. Pg 1 of bank stmt bucket shows the balance on XX/XX/XXXX of acct xxxx and the XXk withdrawal to XXXX. Pg X shows the XXk deposit to acct XXXX and it is hard to read but next to the XX/XX/XXXX XXk deposit it says deposit on line banking transfer from XXXX.

06/09/2017: Audit acknowledges the client approved exception for missing source document. Loan will be rated a B.03/23/17: Investment Account statement for XXXXXXXX is missing from the loan file to appropriately source the XX/XX/XXXX X,XXX.XX deposit to checking account #XXXX on page XX. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.57%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.90 months reserves

300335729	619a3281-4707-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The final executed CD is missing from the loan file.		03/23/16: Lender provided the final signed closing disclosure. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.57%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.90 months reserves

300335729	984d2842-eb07-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
															03/20/17: The initial CD in the file is dated XX/XX/XXXX, which shows it was electronically signed on XX/XX/XXXX.	03/23/17: Lender provided evidence of the initial closing disclosure within 3 days of consummation. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.57%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.90 months reserves

300335729	a14c9577-4707-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/14/2017: CDA provided reflecting a value of $600,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.57%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.90 months reserves

300335729	1921f887-eb07-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	All borrower's did not execute CD	The Closing Disclosure is not executed by the Non-Purchasing spouse. Provide a signed copy of the Closing Disclosure by the Co-Borrower.	03/22/17: This loan is a Purchase which is a non-rescindable loan and only one signature/acknowledgement is required. Therefore the non-purchasing spouse is not required to sign.	03/23/17: Upon further review, this is a non rescindable transaction. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.57%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.90 months reserves

300335729	90f0a0d7-3c02-4d28-9715-1c0e4e916fc8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower paid fee or provided credit card or check (except for the credit report) prior to acknowledgement of intent to proceed.
The file contains a copy of Charge Card Authorization to pay for the Appraisal and Appraisal Management Fees dated XX/XX/XXXX which is prior to the borrowers acknowledgement of Intent to Proceed dated XX/XX/XXXX. The lender is prohibited from collecting any fee or arranging payment terms for anything other than a credit report prior to the borrower indicates an Intent to Proceed.

03/29/17: Per compliance. The closing disclosures in file and the appraisal fee were paid at closing, not prior to closing, which would indicate that the fee was not collected prior to the intent to proceed. Condition rescinded. 03/29/17: Sent to compliance for review.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.57%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.90 months reserves

300335729	77e8bd9b-db07-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
3/16/2017: A copy of the recorded mortgage provided is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.57%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.90 months reserves

300335725	3f29cec5-a708-4e8b-b0f2-0c8236eac540	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrowers.		03/28/17: Lender provided the borrower's and co-borrower's Consent to Receive Communications Electronically. Condition Cleared.			DTI is lower than guideline maximum DTI 27.70; FICO is higher than guideline minimum 740 score; Reserves are higher than guideline minimum 149K
300335725	72801cdf-c20d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on CD dated XX/XX/XXXX is missing the explanation HOA for the field Other.
4/24/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.03/28/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained.
DTI is lower than guideline maximum DTI 27.70; FICO is higher than guideline minimum 740 score; Reserves are higher than guideline minimum 149K
300335725	126225bd-c30d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/22/2017: CDA provided reflecting a value of $815,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum DTI 27.70; FICO is higher than guideline minimum 740 score; Reserves are higher than guideline minimum 149K
300335725	283c7445-570e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	The loan file is missing the required Balance sheet for the XXXXXXX self employed business. A balance sheet is required as a Qualified mortgage.		03/28/16: Lender provided the XXXXXX XXXX balance sheet for the Schedule C business. Condition cleared.			DTI is lower than guideline maximum DTI 27.70; FICO is higher than guideline minimum 740 score; Reserves are higher than guideline minimum 149K
300335723	7c6c3945-9f09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Loan Tie In Fee and the Messenger Fee fees charged by the settlement service provider in section C of the initial and final Closing Disclosure is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates : For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.

4/24/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.4/04/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300335723	3a23fdef-9e09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/16/2017: CDA provided reflecting a value of $645,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335723	5f5d289e-7c6a-4a8b-8756-5e84039a54fe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/11/2017: Received attestation no affiliates. Condition cleared.
300335722	aa789fce-3d0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	File does not contain evidence that the departing residence was sold. Audit included previous residence PITI in DTI calculation.
04/11/2017 (BF) Based on comment in loan approval the former primary was not going to be sold until after this loan closed. Carrying payment results in DTI under 43.00% with no proceeds considered, so please accept as presented .
04/13/17: Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  24.20 months reserves

300335722	b93a2e8e-2d0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		03/20/2017: CDA provided reflecting a value of $1,750,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  24.20 months reserves

300335722	93933ad7-b64b-4d53-967e-6d8b32525f3c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		04/11/2017: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  24.20 months reserves

300335721	c56174cc-730a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		03/17/2017: CDA provided reflecting a value of $818,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335721	984ef7b5-01ea-469d-8003-6bcd13a617d6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	On the final CD under the "contract information " the settlement agent is missing the license information.		03/29/17: Corrected on the post close CD. Loan will be graded a B.
300335721	23421536-670a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Final CD section F does not provide the government entity to whom the property taxes are being paid to. The Attorney Fee in section H should be in section C.
4/24/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.3/31/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300335713	f25d6df0-b70d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance
Provide the following documentation to confirm PITIA of real estate owned:  1)Provide recent mortgage statement on primary residence, which was not found in the file.  2)Provide taxes and insurance for REO #2, which was not found in the file.
															04/19/17: Providing taxes for primary, REO#2 is a commercial property. Tenant pays all insurance. See tax return Schedule E and LOE.	04/19/17: Lender provided the mortgage statement for the primary address. REO#2 is a commercial property. Condition cleared.
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, Borrower has 210 months PITIA reserves; Years in Field Borrower employed in field > 35 years. ; Years in Primary Residence Borrower has resided in primary > 25 years.

300335713	ed4d37ee-190b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the Borrower and Co-borrower.		03/30/17: Lender provided the borrower's and co-borrower's Consent to Receive Communications Electronically. Condition Cleared.
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, Borrower has 210 months PITIA reserves; Years in Field Borrower employed in field > 35 years. ; Years in Primary Residence Borrower has resided in primary > 25 years.

300335713	73c58c6d-bb0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Provide the XXXX YTD profit and loss statement for Borrower's company, which was not found in the file.  Letter from the Borrower states company is inactive; however, an profit and loss statement is needed to meet QM requirements.

04/18/17: Income was not used in qualifying. This is a schedule C, not a business. See EIN/SSN. This is positive income source that did not continue in XXXX. P&L and Balance sheet are not required. Loan is still QM.
04/19/17: Upon further review, B1 had Schedule C reporting in XXXX, but not in XXXX. Condition rescinded.
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, Borrower has 210 months PITIA reserves; Years in Field Borrower employed in field > 35 years. ; Years in Primary Residence Borrower has resided in primary > 25 years.

300335713	b223e2a6-bb0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet
Provide the XXXX YTD balance sheet for Borrower's company, which was not found in the file.  Letter from the Borrower states company is inactive; however, a balance sheet is needed to meet QM requirements.

04/18/17: Income was not used in qualifying. This is a schedule C, not a business. See EIN/SSN. This is positive income source that did not continue in XXXX. P&L and Balance sheet are not required. Loan is still QM.
04/19/17: Upon further review, B1 had Schedule C reporting in XXXX, but not in XXXX. Condition rescinded.
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, Borrower has 210 months PITIA reserves; Years in Field Borrower employed in field > 35 years. ; Years in Primary Residence Borrower has resided in primary > 25 years.

300335713	32d66532-48db-4341-9037-8daa1b1fb9ae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD dated reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX An over-disclosure of $X.XX.		03/20/2017: Over-disclosure of TOP less than $XXX is considered a non-material finding. Loan will be graded a B for all agencies
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, Borrower has 210 months PITIA reserves; Years in Field Borrower employed in field > 35 years. ; Years in Primary Residence Borrower has resided in primary > 25 years.

300335713	123ce79f-bd0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Provide recent mortgage statement for HELOC secured against primary residence, which was not found in the file.		04/19/17: HELOC statement provided. Condition cleared.
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, Borrower has 210 months PITIA reserves; Years in Field Borrower employed in field > 35 years. ; Years in Primary Residence Borrower has resided in primary > 25 years.

300335713	52e9f6de-bd0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear
Provide documentation confirming REO#1 is free and clear of mortgage debt per final 1003 in the file.  It could not be determined if the property was free and clear, since the taxes and insurance was not provided.
04/19/17: Upon further review, its property #3, which lender provided evidence that it is owned free and clear. REO#2 is a commercial property Condition cleared.
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, Borrower has 210 months PITIA reserves; Years in Field Borrower employed in field > 35 years. ; Years in Primary Residence Borrower has resided in primary > 25 years.

300335713	52e51bcc-be0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Estimate document error	The initial and final LE lists a Section B/Condo Questionnaire fee of $XXX. A review of the file confirmed the subject is a SFR and has no Condo or PUD association requirements.	03/27/17:Loan Estimates are exactly just what it states Estimates, and are subject to change. The final CD dated XX/XX/XXX does not reflect a Condo Questionnaire was collected for at closing.	03/30/17: Upon further review, the lender removed the Condo Questionnaire fee upon discovery of the property type. Condition rescinded.
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, Borrower has 210 months PITIA reserves; Years in Field Borrower employed in field > 35 years. ; Years in Primary Residence Borrower has resided in primary > 25 years.

300335713	d2914a61-bf0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The initial, interim and final CD lists a Section B/Condo Questionnaire fee of $XXX. A review of the file confirmed the subject is a SFR and has no Condo or PUD association requirements.	03/27/17:Loan Estimates are exactly just what it states Estimates, and are subject to change. The final CD dated XX/XX/XXXX does not reflect a Condo Questionnaire was collected for at closing.	03/30/17: Upon further review, the lender removed the Condo Questionnaire fee upon discovery of the property type. Condition rescinded.
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, Borrower has 210 months PITIA reserves; Years in Field Borrower employed in field > 35 years. ; Years in Primary Residence Borrower has resided in primary > 25 years.

300335713	bbca1398-7a0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2017: CDA report dated 02/23/2017, provided by client confirms 0.00% variance in value.
 Reserves are higher than guideline minimum Guidelines require 12 months reserves, Borrower has 210 months PITIA reserves; Years in Field Borrower employed in field > 35 years. ; Years in Primary Residence Borrower has resided in primary > 25 years.

300335711	59db2278-9ffe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Per the HUD-1, and title in file, this is a same lender refinance, therefore, a H9 form is required.	05/08/2017 - Finding remains.	05/10/2017 - non-material, exception will be graded level B. 05/08/2017 - Lender responded. " Not able to clear, finding remains".
300335711	ffa8e09c-eefc-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/02/2017: CDA provided reflecting a value of $585,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335711	3d70f10e-070b-4395-b1f4-f8bf0784bde0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
The closing disclosure must be given to each consumer who has the right to rescind under TILA (see § 1026.23).  Evidence the spouse received the CD 3 business days prior to consummation was not provided.
03/03/2017: proof of delivery electronically
04/08/17: Evidence of receipt by the non borrowing spouse provided. Condition cleared. 04/06/17: Audit reviewed the proof of e-delivery, and has determined that the Disclosure does not specifically reflect the spouses acknowledgement of the CD, only lists the borrower's name. Evidence the spouse received the CD 3 business days prior to consummation was not provided. Condition remains.03/03/2017: Audit reviewed the proof of e-delivery, and has determined that the Disclosure does not specifically reflect the spouses acknowledgement of the CD, only lists the borrower's name. Evidence the spouse received the CD 3 business days prior to consummation was not provided. Condition remains.

300335711	99ad2d5a-a0fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The re-disclosed LE reflects a Recording service fee of $XX and a State policy fee of $X.XX  with no resulting CoC for any subsequent disclosures. The final and post close CDs reflect these fees resulting in a $XX refund due for cure.
3/1/2017: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies
300335710	fa25fc64-750d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/20/2017: CDA provided reflecting a value of $745,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335710	b0cef454-31a0-4009-ba75-71ccd67c26be	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XX.XX. The lender credit decreased to $X.XX on the Final CD with no indication of a valid COC to account for the $X.XX Decrease in the credit.
04/04/17: A COC is not required for any fees that decrease.
04/27/17:  Upon further review, the Lender Credit was moved to be directly placed on the Credit Report fee line on the initial CD disclosed on 11/30/2016, underneath the Paid by Others column. This movement is allowable as long as a portion of the Lender Credit can be attributed to a specific fee. Condition rescinded. 04/05/17: The lender credit in the amount of $XX.XX Decreased to $X.XX On the Final CD with no indication of a valid COC to account for the $X.XX Decrease in the credit. Condition maintained.

300335710	555bfcff-06f4-4ed4-a44f-9d7dcfdcbfbd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XX.XX.		03/20/17 - Total of Payments over-disclosure is less than $XXX and considered non material. Exception will be graded a B.
300335710	f4367027-870d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	All CD's fail; to reflect the payee for the Transfer Tax fee.		Remediated through TILA 130(b) it would be a B grade – not remediated or re-disclosed at all it would be a B grade.
300335708	58644d6b-9410-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Documentation
The final CD Section C services are listed but fees are missing. Specifically, the Courier fee, Endorsement fee and E-Recording fee.  If the services with no corresponding fees were not performed, they should not be listed according to 1026.38(f)(3).

4/07/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum The Borrower's DTI is 17.81%  less than lenders max of 43%; No Rental Lates The Borrower has no rental lates; Reserves are higher than guideline minimum The Borrower has 99 mos reserves

300335708	075dcffa-640e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Owners Title Insurance in Section H of CD does not reflect the word "Optional".
4/07/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum The Borrower's DTI is 17.81%  less than lenders max of 43%; No Rental Lates The Borrower has no rental lates; Reserves are higher than guideline minimum The Borrower has 99 mos reserves

300335708	628a7d57-620e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor’s Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.		04/07/17: Lender provided a revised appraisal and Processor Certification showing correction. Loan will be graded a B.
 DTI is lower than guideline maximum The Borrower's DTI is 17.81%  less than lenders max of 43%; No Rental Lates The Borrower has no rental lates; Reserves are higher than guideline minimum The Borrower has 99 mos reserves

300335708	1761d387-650e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance coverage $XXX,XXX * XXX% = $XXX,XXX. The loan amount is $XXX,XXX, which reflects a hazard insurance coverage amount shortage of $XXX,XXX. The insurer cost estimator states they will not insure over the amount of the coverage replacement cost of $XXX,XXX. Provide evidence of sufficient hazard insurance to cover the loan amount.
04/07/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared.
 DTI is lower than guideline maximum The Borrower's DTI is 17.81%  less than lenders max of 43%; No Rental Lates The Borrower has no rental lates; Reserves are higher than guideline minimum The Borrower has 99 mos reserves

300335708	1820606e-660e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/27/2017: CDA provided reflecting a value of $600,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum The Borrower's DTI is 17.81%  less than lenders max of 43%; No Rental Lates The Borrower has no rental lates; Reserves are higher than guideline minimum The Borrower has 99 mos reserves

300335705	4ee78994-2b04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error	Post Closing CD did not correct sellers address to be reflected on page 1.		03/10/17: Lender provided the post close CD, page 1 under Seller: See addendum. Addendum provided showing the seller's address. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65%; Years on Job Co-borrower has 5.10 years on job; Years on Job Borrower has 8.3 years on job

300335705	8668bed0-1704-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of $XXX,XXX plus replacement cost of $XXX,XXX.XX = $XXX,XXX.XX total coverage; subject loan amount is $XXX,XXX which creates a shortfall of $XX,XXX.XX Insurance company to provide a Cost Estimator.
06/05/2017: uploading hazard insurance information
06/05/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.05/23/2017:  Client does not allow the use of the appraisal to determine replacement costs.  Condition remains.03/14/2017:  Audit does not utilize appraisal for cost to rebuild.  Cost estimator from Insurance Company is required.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65%; Years on Job Co-borrower has 5.10 years on job; Years on Job Borrower has 8.3 years on job

300335705	06c5faed-ff03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/09/2017: CDA provided reflecting a value of $929,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65%; Years on Job Co-borrower has 5.10 years on job; Years on Job Borrower has 8.3 years on job

300335705	06fa3a0f-0004-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident was not provided.		03/14/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65%; Years on Job Co-borrower has 5.10 years on job; Years on Job Borrower has 8.3 years on job

300335705	9be03852-a5ef-48a7-b92b-c2122e9d2831	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An Affiliated Business disclosure was not provided in the file.		04/11/2017: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65%; Years on Job Co-borrower has 5.10 years on job; Years on Job Borrower has 8.3 years on job

300335705	1d8c635d-57b6-47ac-a75a-bdece0e5d836	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.
The final Closing Disclosure is missing required data under the General Information page 1 section for the field(s) titled seller address. CD has an addendum with address, however, page 1 must reflect address.  2) Final CD is missing the subject property address on page 1 of CD.

03/08/2017: Post Closing CD correct property address to be reflected on page 1. This finding is non material and will be graded a B for all agencies. Additional condition added for sellers address since not corrected.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 65%; Years on Job Co-borrower has 5.10 years on job; Years on Job Borrower has 8.3 years on job

300335704	8e042bbd-1aa2-42e3-8f54-8cdaa91eb39c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $XXX,XXX.XX . The actual total of payments is $XXX,XXX.XX , an over-disclosure of $X.XX.		Over-disclosure of TOP less than $XXX is considered a non-material finding. Loan will be graded a B for all agencies.
300335704	5ba66489-780a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/17/2017: CDA provided reflecting a value of $600,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335704	2505e1aa-9a0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflects a Title-Municipal Cert Fee and Title – Plot Plan fee no resulting CoC for any subsequent disclosures. The Final CD dated reflects a Title-Municipal Cert Fee of $XX and Title-Plot Plan fee of $XXX resulting a $XXX refund due for cure.

4/27/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided are deemed acceptable. Loan will be graded a B for all agencies.

300335704	04f5e65f-970a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD dated reflects a charge of $XXX.XX for a variance/refund required of $XX to meet 10% threshold.
03/16/2016: Post Closing CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be rated a B for all agencies.
300335704	f4dc4230-bfb0-42be-81d4-b69dd2e17d6a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $0 with no resulting COC for subsequent disclosures. The Final CD reflects taxes in Section E of $XX.XX resulting in a variance of $XX.XX.  Refund for cure due. Cure provided per lender credit on final CD.
03/16/2016: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be rated a B for all agencies
300335700	2fd9dac6-0209-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/16/2017: CDA provided reflecting a value of $800,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335700	0e0e708c-1a44-4a84-87ed-5903619d5ed7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.
Provide evidence that the Home Loan Toolkit was provided within 3 business days of the application date.  The Lender's initial loan checklist in the file is not signed or dated by the loan processor. The Borrower acknowledgement is more than 3 business days from the application date.
03/24/2017: Evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date is in the original loan file. Condition cleared.
300335700	3b3ab64b-a894-485a-85b2-eea00dc400c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date	Provide the Affiliated business disclosure dated within 3 business days of the application date. The Lender's initial loan checklist in the file is not signed or dated by the loan processor.		04/11/2017: Received attestation no affiliates. Condition cleared.
300335700	11c29bed-ac09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The initial CD, Section E Intangible tax and Transfer taxes, does not list the County of the government entity.  The interim and final CD list the name of the Home Warranty Company and not the government entity.

4/19/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  05/08/17 - Considered non-material, exception will now be a level B grade.

300335699	af78b3e3-de08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Tax government entity name in section F is missing the payee name. A Letter of Explanation and confirmation of delivery to the borrower is required.
03/28/17: Documents provided do not clear this condition. The Property tax is still missing the government entity name. Condition maintained.   4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335699	36bee365-b209-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file		03/16/2017: CDA provided reflecting a value of $918,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335699	80310398-1d39-4fa1-867b-bddbf168c6c6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number  of the Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.

03/28/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335699	dacf3273-60a1-4955-ad92-b45330f0db9a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Section B on Post Close CD exceeds LE Fee (0% Variance) - not supported by C.O.C. The LE dated xx/xx/xxxx reflects a Recording Fee of $XXX, with no resulting COC for any subsequent disclosures. The Post Close CD reflects a Recording Fee of $XXX resulting in a $XX refund due for cure. Partial cure provided per lender credit on Post Close CD.
03/23/17:The recording fee was increased by $XX. There is a lender credit i/a/o $XX.XX on the CD and the remaining $XX.XX was refunded to the borrower. All documentation is already in the file.
04/12/17:  Upon further review, tolerance cure of $XX.XX is appropriate amount for the increase in the Recording Fee. Recording Fee is subject to an aggregate XX% tolerance threshold. $XXX.XX + XX% (XX.XX) = $XXX.XX / $XXX – XXX.XX = $XX.XX (Required tolerance cure). Condition cleared. 03/28/17: Lender credit to increase closing costs above the legal limit on the CD shows $XX.XX. Condition maintained. 03/15/2017: Post Close CD shows an insufficient tolerance cure in the amount of a $XX.XX Lender credit.

300335699	0667ebd2-e1b0-4698-ab63-f96f2bde158b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	Closing Disclosure reflects value of $XXX,XXX.XX vs. calculated value of $XXX,XXX.XX, an over disclosure of $X.XX		03/15/2017: Over-disclosure of TOP less than $XXX is considered a non-material finding. Loan will be graded a B for all agencies.
300335697	0d371a77-c864-439d-99b0-68737bbbf07f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Provide the Affiliated Business Disclosure or Lender Attestation of no Affiliation. The initial Loan Submission checklist in the file is blank.
04/11/2017:  Received attestation no affiliates.  Condition cleared.03/10/2017:  Page 2 of the Privacy Notices reflects the Lender  has affiliates.  File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.
FICO is higher than guideline minimum 784 FICO > minimum guideline FICO of 700; General Comp Factor 1 ; Years in Field Borrower employed in field 18 years.
300335697	e1d2e1c3-4100-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX . When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
03/08/2017: Uploading a copy of e-consent form and signed closing disclosure
03/08/2017: Audit reviewed e-signed CD, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.
FICO is higher than guideline minimum 784 FICO > minimum guideline FICO of 700; General Comp Factor 1 ; Years in Field Borrower employed in field 18 years.
300335697	3f1bed3d-16fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/06/2017: CDA provided reflecting a value of $716,500 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 784 FICO > minimum guideline FICO of 700; General Comp Factor 1 ; Years in Field Borrower employed in field 18 years.
300335697	020aa5a1-3a00-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing VOR	Provide cancelled checks supporting rental for the 4 months prior to closing. Guidelines required a 12 month rental history, only 8 months cancelled checks were provided.
04/18/17: Please re-review documents provided on 3/9/17. The borrower pays a few days early. The rent checks are as follows and cover the missing period without gaps: CK #XXXX - October rent CK #XXXX - November rent CK #XXXX - December rent CK #XXXX - January rent

04/19/17: Upon further review, the borrower pays a few days early. The rent checks cover the missing period without gaps. Condition cleared.  03/10/2017:  Audit reviewed original loan file and new documents provided. XXXXXXXX and XXXXXXX payments are duplicates.  XXXXXXX XXXX is acceptable.  Please provide evidence of XXXXXXXX payment.  Condition remains.
FICO is higher than guideline minimum 784 FICO > minimum guideline FICO of 700; General Comp Factor 1 ; Years in Field Borrower employed in field 18 years.
300335696	4a0e0b4f-580b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
To use business funds A letter must be obtained from an independent 3rd Party to indicate othe withdrawal will NOT have a material impact on the viability of the business entity;othe withdrawal is not an advance on future earnings; and ono repayment of these funds is required (funds are not a loan from business)

03/27/17: Lender provided the letter from the CPA indicating the withdrawal will NOT have a material impact on the viability of the business entity;the withdrawal is not an advance on future earnings; and no repayment of these funds is required (funds are not a loan from business). Condition cleared.

 FICO is higher than guideline minimum UW Guidelines require a FICO of 720, loan qualifies with FICO of 749.; No Mortgage Lates UW Guidelines required 0x30 late in 24 months, the loan qualified with 34 month review on the credit report reflecting 0x30.; Reserves are higher than guideline minimum UW Guideline requires 6 months reserves, the loan qaulifies with 23 month reserves.

300335696	14e39a9a-b06e-42fd-921c-dd6af6d7fa5d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD Total of Payment reflects $X,XXX,XXX.XX. The actual Total of Payment is $X,XXX,XXX.XX a over disclosure of $X.XX.		03/20/2016: Over-disclosure of TOP less than $XXX is considered a non-material finding. Loan will be graded a B for all agencies.”
 FICO is higher than guideline minimum UW Guidelines require a FICO of 720, loan qualifies with FICO of 749.; No Mortgage Lates UW Guidelines required 0x30 late in 24 months, the loan qualified with 34 month review on the credit report reflecting 0x30.; Reserves are higher than guideline minimum UW Guideline requires 6 months reserves, the loan qaulifies with 23 month reserves.

300335696	15cec3d4-4741-4be2-b189-ba88661375cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		04/11/2017: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guidelines require a FICO of 720, loan qualifies with FICO of 749.; No Mortgage Lates UW Guidelines required 0x30 late in 24 months, the loan qualified with 34 month review on the credit report reflecting 0x30.; Reserves are higher than guideline minimum UW Guideline requires 6 months reserves, the loan qaulifies with 23 month reserves.

300335696	70e86bb9-0513-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Verification of self-employment for the co-borrower for company A on Schedule E of the personal tax return was not provided. Per the K-1s in the loan file the co-borrower is XX% owner of the company.
04/22/17: Guidelines require third party verification (Calif Secy of State printout) and a phone listing & address from the internet. (company profile and other verifications in file). Borrower and co-borrower are equal 50% partners in this business and therefore are both classified as self employed. Condition cleared.

 FICO is higher than guideline minimum UW Guidelines require a FICO of 720, loan qualifies with FICO of 749.; No Mortgage Lates UW Guidelines required 0x30 late in 24 months, the loan qualified with 34 month review on the credit report reflecting 0x30.; Reserves are higher than guideline minimum UW Guideline requires 6 months reserves, the loan qaulifies with 23 month reserves.

300335696	ca0d5baa-5a0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
The LE dated XX/XX/XXXX reflects an appraisal fee of $XXX and Credit Report fee of $XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an appraisal fee of $XXX and Credit Report fee of $XXX.XX resulting in a $XXX.XX refund due for cure. Cure provided per lender credit on final CD.
03/20/2016: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guidelines require a FICO of 720, loan qualifies with FICO of 749.; No Mortgage Lates UW Guidelines required 0x30 late in 24 months, the loan qualified with 34 month review on the credit report reflecting 0x30.; Reserves are higher than guideline minimum UW Guideline requires 6 months reserves, the loan qaulifies with 23 month reserves.

300335696	caf1cf43-590b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The rate lock agreement was missing from the file.		04/24/2017: Evidence of rate lock provided. Condition cleared.03/27/17: File does not contain the rate lock agreement. Condition maintained.
 FICO is higher than guideline minimum UW Guidelines require a FICO of 720, loan qualifies with FICO of 749.; No Mortgage Lates UW Guidelines required 0x30 late in 24 months, the loan qualified with 34 month review on the credit report reflecting 0x30.; Reserves are higher than guideline minimum UW Guideline requires 6 months reserves, the loan qaulifies with 23 month reserves.

300335696	6150f620-590b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		03/20/2017: CDA provided reflecting a value of $1,723,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guidelines require a FICO of 720, loan qualifies with FICO of 749.; No Mortgage Lates UW Guidelines required 0x30 late in 24 months, the loan qualified with 34 month review on the credit report reflecting 0x30.; Reserves are higher than guideline minimum UW Guideline requires 6 months reserves, the loan qaulifies with 23 month reserves.

300335696	3acbb28a-680d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal fee of $XXX and Credit Report fee of $XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an appraisal fee of $650 and Credit Report fee of $XXX.XX resulting in a $XXX.XX refund due for cure. Cure provided per lender credit on final CD.
03/20/2016: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guidelines require a FICO of 720, loan qualifies with FICO of 749.; No Mortgage Lates UW Guidelines required 0x30 late in 24 months, the loan qualified with 34 month review on the credit report reflecting 0x30.; Reserves are higher than guideline minimum UW Guideline requires 6 months reserves, the loan qaulifies with 23 month reserves.

300335692	6cbe44f9-d0ea-4dda-92b0-94b4086e0f41	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/04/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Rental Lates UW Gudelines required 0x30 days late in the most recent 12 months; VOR 0x30 7 months and Credit report prior mortgage 0x30 66 months primary residence; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with 10.7 months reserves

300335692	e854f5a7-fc3d-4293-bd6c-8323aa93e267	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Payoff Processing Fees and Title-Recording Service Fee paid by the seller are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. All title service provider fees should be listed in section C of the CD.

04/04/17: Since the lender is only required to list one service provider per service, regardless if they have multiple preferred providers, they meet the requirement by listing only one provider.  It would be safe to assume that because the lender listed the fee in section B (which is more conservative) it is a preferred provider who was not listed on the WLSP. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Rental Lates UW Gudelines required 0x30 days late in the most recent 12 months; VOR 0x30 7 months and Credit report prior mortgage 0x30 66 months primary residence; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with 10.7 months reserves

300335692	d6f371a7-8a06-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Missing executed seller CD from sale of property listed on page 3 in the REO section of the loan application. The seller CD in the loan file is not signed.		03/21/17: Lender provided the signed CD for the previous residence. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Rental Lates UW Gudelines required 0x30 days late in the most recent 12 months; VOR 0x30 7 months and Credit report prior mortgage 0x30 66 months primary residence; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with 10.7 months reserves

300335692	16f6c954-8e06-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The initial and final CD Section E City/County Tax/Stamps and State Tax/Stamps does not reflect the actual government entity the fees were paid to. In addition, Section C Title-Services is a generic fee and requires an actual breakdown of the fee.

4/03/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within XX days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Rental Lates UW Gudelines required 0x30 days late in the most recent 12 months; VOR 0x30 7 months and Credit report prior mortgage 0x30 66 months primary residence; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with 10.7 months reserves

300335692	761229c6-8c06-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing rate lock verification	Missing rate lock verification.		3/16/2017: Evidence of rate lock provided. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Rental Lates UW Gudelines required 0x30 days late in the most recent 12 months; VOR 0x30 7 months and Credit report prior mortgage 0x30 66 months primary residence; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with 10.7 months reserves

300335692	575c5820-f538-42e4-b4aa-a01faa1555ad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX and the initial CD reflects Transfer Taxes of $X,XXX.XX with no resulting COC for subsequent disclosures. The final CD reflects City/County Tax/Stamps $X.XX and State Tax/Stamps $X,XXX.XX in Section E for a total of $X,XXX.XX resulting in a variance of $X.XX. Cure provided per lender credit on final CD.
03/11/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Rental Lates UW Gudelines required 0x30 days late in the most recent 12 months; VOR 0x30 7 months and Credit report prior mortgage 0x30 66 months primary residence; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with 10.7 months reserves

300335692	b635d1ae-8906-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/14/2017: CDA provided reflecting a value of $914,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Rental Lates UW Gudelines required 0x30 days late in the most recent 12 months; VOR 0x30 7 months and Credit report prior mortgage 0x30 66 months primary residence; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with 10.7 months reserves

300335692	c5ecf637-9a03-4b6a-ad9c-225ef4ded319	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for the final CD as the Transfer Taxes have increased from $X,XXX.XX to $X,XXX.XX. The file is missing evidence of a valid change of circumstance.		04/04/17: Lender credit on the CD i/a/o $XX.XX, to cover the amount for increase in closing cost. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; No Rental Lates UW Gudelines required 0x30 days late in the most recent 12 months; VOR 0x30 7 months and Credit report prior mortgage 0x30 66 months primary residence; Reserves are higher than guideline minimum UW Guides require 6months reserves, loan qualified with 10.7 months reserves

300335687	a6f02d3d-2a04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the Closing Disclosure does not list the name of the government entity assessing the tax.
03/29/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies

 FICO is higher than guideline minimum The Borrower's Fico Score is 781; No Mortgage Lates The Borrower has no Mortgage lates; Reserves are higher than guideline minimum The Borrower has 98 mos excess reserves.

300335687	479e98b5-2604-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The previous CD reflects a lender credit in the amount of $XXX.XX. The lender credit decreased to $XXX.XX on the following CD with no indication of a valid COC to account for the $XX decrease in the credit.
03/08/2017: Post close CD tolerance cure given
 FICO is higher than guideline minimum The Borrower's Fico Score is 781; No Mortgage Lates The Borrower has no Mortgage lates; Reserves are higher than guideline minimum The Borrower has 98 mos excess reserves.

300335687	69fb97b5-4585-4cdb-8d2a-5cc385d25e90	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is required to be provided to the borrower within 3 standard business days of application. The Affiliated Business Disclosure missing.		04/11/2017: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum The Borrower's Fico Score is 781; No Mortgage Lates The Borrower has no Mortgage lates; Reserves are higher than guideline minimum The Borrower has 98 mos excess reserves.

300335687	26ea1069-2904-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
CPA letter missing from loan file. Guidelines require: when Business statements are used A letter must be obtained from an independent 3rd Party to indicate  o the withdrawal will NOT have a material impact on the viability of the business entity; o the withdrawal is not an advance on future earnings; and o no repayment of these funds is required (funds are not a loan from business)
03/14/2017: Audit reviewed original loan file and determined borrower does not need the funds in this account. Sufficient cash to close and reserves were verified. Condition cleared.
 FICO is higher than guideline minimum The Borrower's Fico Score is 781; No Mortgage Lates The Borrower has no Mortgage lates; Reserves are higher than guideline minimum The Borrower has 98 mos excess reserves.

300335687	bf25b63d-a803-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/10/2017: CDA provided reflecting a value of $1,480,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum The Borrower's Fico Score is 781; No Mortgage Lates The Borrower has no Mortgage lates; Reserves are higher than guideline minimum The Borrower has 98 mos excess reserves.

300335686	b79d7d9e-ba08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F/Prepaids section of the initial and final Closing Disclosure does not list the Homeowner's Insurance Premium $X,XXXX paid by the borrower, the payee/homeowner insurance company or the number of months Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
03/28/17: The borrower paid the insurance prior to closing; it is not required to be reflected on the closing disclosure as a POC item.
4/05/2017:  Received post consummation dated > XX days post-closing.  There is no cure under the TRID rule for XX days from discovery – the TRID rule specifies XX days from consummation for clerical errors and tolerance cures.  4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within XX days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.03/29/17: Response from compliance: This is a purchase transaction, not a refinance, There is nothing in regulation which would exclude this from being disclosed.  Payment of 12 mos and the amount of the premium paid in the Borrower Paid Before Closing column needs to be disclosed. Condition maintained. 03/29/17: Sent to compliance for review.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.151%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  79.80 months reserves

300335686	b3f50768-b908-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report	Missing credit report supplement to verify the borrower's student loan account with a $XX,XXX balance was paid in full and closed prior to the subject loan closing date.
04/12/17: Please bump this up to a supervisor. The debt showed as being paid off in document provided is the same name as what is shown on the credit report and nearly the same amount. This document is sufficient.

04/17/17. Debts lasting less than ten months must be included if the amount of the debt affects the consumer's ability to pay the mortgage during the months immediately after loan closing, especially if the consumer will have limited or no cash assets after loan closing. Borrower has sufficient liquidity. Condition cleared.  04/17/17: Escalated to counsel for review. Condition maintained. 04/05/17: Balance on the statement does not match the credit report.  QM requires it to have a zero balance to not include the debt. Please provide a credit report supplement to verify the borrower's XXXXXXXXX account is closed with a zero balance. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.151%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  79.80 months reserves

300335686	b87013b0-2eee-4c30-8122-bb019019bd18	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The initial and final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. The calculated value of $X,XXX.XX A month. The lender used the incorrect amount of $XXX.XX For the hazard insurance vs. The actual amount of $XXX.XX.
03/29/17: Non material. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.151%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  79.80 months reserves

300335686	fb0e5f30-b908-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	Missing XXXX balance sheet for Co-Borrower's Schedule X business as reflected on the XXXX and XXXX 1040 personal income tax returns as required per QM.		04/05/17: Lender provided the balance sheet for the Co-Borrower's Schedule C business as reflected on the XXXX and XXXX 1040 personal income tax returns. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.151%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  79.80 months reserves

300335686	f7a66946-1ef4-47ec-8a68-61ca74377caa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The initial and final CD is missing required data under the Loan Disclosures section for the field(s) titled, Escrow Account. There is no selection made for either "you declined it" or "your lender does not offer one".

4/05/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for XX days from discovery – the TRID rule specifies XX days from consummation for clerical errors and tolerance cures. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within XX days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.151%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  79.80 months reserves

300335686	4f421cea-dcf1-479f-aa46-2282bc0a3cb7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		03/15/2017: Audit located evidence in original loan file Lender has no affiliates. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.151%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  79.80 months reserves

300335686	93e7ef08-b908-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/15/2017: CDA provided reflecting a value of $1,450,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.151%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  79.80 months reserves

300335677	926a91e2-270f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Ineligible Property Type / Excessive Acreage	The guides allow properties with 10 acres or less to be financed. Subject property has XX.X acres.	This is a Non-Finding. There was an approved exception in the file.
03/30/2017: Audit acknowledges the client approved exception for the subject property having XX.X acres vs XX acres or less to be financed per guides. Loan will be rated a B.03/29/17: Exception request submitted to client.

 FICO is higher than guideline minimum Guides require 720 minimum FICO, Borrower FICO is 806.; Years on Job Borrower employed > 6 years same employer. ; Full Documentation The loan was approved using full income documentation.

300335677	d2d721b4-270f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	Provide letter from joint owners of checking and saving account to confirm Borrower is allowed XXX% access to funds.	03/29/17: This is not a jumbo/preferred loan nor Lender requirement.	04/27/2017: Per Lender guidelines, joint account letter not required. Condition rescinded.03/29/17: Assets jointly held with non borrowing parents. Condition maintained.
 FICO is higher than guideline minimum Guides require 720 minimum FICO, Borrower FICO is 806.; Years on Job Borrower employed > 6 years same employer. ; Full Documentation The loan was approved using full income documentation.

300335677	326fbd75-2d0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender refund to cure insufficient to cover post close overages in C.D. of Transfer Taxes - Section E
Section E/Taxes and Other Governmental fees on the initial, interim and final CD is $XXX.XX. The initial and interim LE lists this fee as $XXX.XX. This fee is in a XX.XX% tolerance section. Lender tolerance cure of $X.XX is required.  Section J reflects $XXX.XX tolerance cure.
03/22/2017: Lender credit was issued on at closing CD. Loan is to be rated a B for all agencies.
 FICO is higher than guideline minimum Guides require 720 minimum FICO, Borrower FICO is 806.; Years on Job Borrower employed > 6 years same employer. ; Full Documentation The loan was approved using full income documentation.

300335677	643d8dc6-2d0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		03/22/2017:CDA report provided by client confirms 0.00% variance in value.
 FICO is higher than guideline minimum Guides require 720 minimum FICO, Borrower FICO is 806.; Years on Job Borrower employed > 6 years same employer. ; Full Documentation The loan was approved using full income documentation.

300335677	22041541-2c0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated less than X days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.

04/27/2017:  Received evidence borrower received initial CD.  Timing requirement met.  Condition cleared.04/06/17: Documents provided do not clear this condition. Please provide evidence of receipt of the initial CD X days prior to consummation. Condition maintained.

 FICO is higher than guideline minimum Guides require 720 minimum FICO, Borrower FICO is 806.; Years on Job Borrower employed > 6 years same employer. ; Full Documentation The loan was approved using full income documentation.

300335677	d23a5618-2c0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Provide rate extension, which was not found in the file. The rate lock expired on XX/XX/XXXX, the Note is dated XX/XX/XXXX.		04/06/17: Evidence of rate lock extended. Condition cleared.
 FICO is higher than guideline minimum Guides require 720 minimum FICO, Borrower FICO is 806.; Years on Job Borrower employed > 6 years same employer. ; Full Documentation The loan was approved using full income documentation.

300335677	f0b71508-2d0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Section B/Appraisal fee on the initial, interim and final CD is $XXX.XX. The initial and interim LE does not lists this fee. This fee is in a X.XX% tolerance section. Lender tolerance cure of $XXX.XX is required.  Section J reflects $XXX.XX tolerance cure.
03/22/2017: Lender credit was issued on at closing CD. Loan is to be rated a B for all agencies.
 FICO is higher than guideline minimum Guides require 720 minimum FICO, Borrower FICO is 806.; Years on Job Borrower employed > 6 years same employer. ; Full Documentation The loan was approved using full income documentation.

300335677	1641348a-2c0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Section F/Prepaids-Homeowner's insurance for the interim and final Closing Disclosure do not include the number of months for the policy.
4/06/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for XX days from discovery – the TRID rule specifies XX days from consummation for clerical errors and tolerance cures.

 FICO is higher than guideline minimum Guides require 720 minimum FICO, Borrower FICO is 806.; Years on Job Borrower employed > 6 years same employer. ; Full Documentation The loan was approved using full income documentation.

300335676	0b3ffcd0-5d0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Provide HOA documentation for REO #1 reflected on the final loan application. The file did not include HOA fees, and the property is a condominium.		05/04/17: Lender provided the HOA amount for REO #1. Condition cleared.
 Reserves are higher than guideline minimum Guides require 18 months PITIA resers.  Bororwer has 41 months reserves. ; Years in Primary Residence Borrower resides in subject 18 years.  ; Years on Job Borrower employed same employed > 36 years.

300335676	56779ead-7d0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Homeowner's Insurance was collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

03/30/17: Lender provided the corrected CD and LOE to the borrower, however not within XX days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within XX days of consummation, 1026.19(f)(2)(iv).  Condition maintained. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within XX days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 Reserves are higher than guideline minimum Guides require 18 months PITIA resers.  Bororwer has 41 months reserves. ; Years in Primary Residence Borrower resides in subject 18 years.  ; Years on Job Borrower employed same employed > 36 years.

300335676	0242d524-4f0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear
Please provide recorded satisfaction of mortgage, property search or other supporting documentation confirming the Borrower's REO properties are owned free and clear.  The loan file did not contain documentation that the 2 REOs are owned free and clear.
04/22/17: Property detail provided shows REO #1 and REO #2 are owned free and clear. Condition cleared.
 Reserves are higher than guideline minimum Guides require 18 months PITIA resers.  Bororwer has 41 months reserves. ; Years in Primary Residence Borrower resides in subject 18 years.  ; Years on Job Borrower employed same employed > 36 years.

300335676	d63e6ffc-7f0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/23/2017: CDA provided reflecting a value of $845,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum Guides require 18 months PITIA resers.  Bororwer has 41 months reserves. ; Years in Primary Residence Borrower resides in subject 18 years.  ; Years on Job Borrower employed same employed > 36 years.

300335674	b85d46a4-480e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/22/2017: CDA provided reflecting a value of $2,840,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335672	265d7a24-7e0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/17/2017: CDA provided reflecting a value of $890,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 34.1 months reserves; Years on Job Borrower has 8 years on job

300335672	12e17c9e-a90a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate Lock Agreement is not in the file.		03/31/17: Rate lock agreement provided. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 34.1 months reserves; Years on Job Borrower has 8 years on job

300335672	e0e7c474-5962-44c7-a0c2-6cc77800ee99	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated reflects only one Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Initial and Final CD dated reflects an Appraisal Fee of $XXX.XX and a second  Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.
03/31/17: Lender provided the COC for the added appraisal fee of $XXX.XX due to the change in residence type. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 34.1 months reserves; Years on Job Borrower has 8 years on job

300335672	0b03bf8a-dd19-4637-962b-e61827aad874	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing.
3/31/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 34.1 months reserves; Years on Job Borrower has 8 years on job

300335672	bb794444-7d0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	File is missing Tax Transcripts for both borrowers.		03/31/17: Lender provided the tax transcripts for the borrower and co borrower. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 34.1 months reserves; Years on Job Borrower has 8 years on job

300335672	f4741004-8d7f-480c-9af1-bd2f2fd32a13	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The affiliated Business disclosure is not signed.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 34.1 months reserves; Years on Job Borrower has 8 years on job

300335672	2a937f1c-390b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	Missing CPA letter confirming funds used from Business accounts will not effect the Business.	03/31/17: Underwriter performed 12 month analysis of the X business accounts and used lowest daily balance for reserves. This is acceptable policy in lieu of obtaining cpa letter.
03/31/17: Upon further review, if an applicant is withdrawing funds from his or her business account and using them towards the down payment or funds needed for closing/reserves, then the following must be verified. Applicant/Co-applicant must be XXX% owner of the business entity.  Applicant/Co-applicant may each own fractional parts of the business as long as combined ownership equals XXX%.  A letter must be obtained from an independent 3rd Party to indicate the withdrawal will NOT have a material impact on the viability of the business entity; the withdrawal is not an advance on future earnings; and no repayment of these funds is required (funds are not a loan from business) Most recent 2 month’s statements OR The UW must obtain the most recent 12 months statements and complete a 12 months cash flow analysis.  Funds that will be considered will be calculated as follows: Lowest daily balance from 12 months statements minus the funds being used from the business account.  If the number is positive-funds may be used.  If the number is negative, the applicant is short eligible funds to close. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 34.1 months reserves; Years on Job Borrower has 8 years on job

300335672	1c8e0a44-0257-4a28-9d45-9b2a5fafedc4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XXX.XX.		03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 34.1 months reserves; Years on Job Borrower has 8 years on job

300335672	fe838f0a-7c0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	File is missing a CPA Letter or verification of self-employment for the co-borrower.		03/31/17: Lender provided the Articles of Inc. for the LLC and third party verification via website. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 34.1 months reserves; Years on Job Borrower has 8 years on job

300335671	ad25c048-2246-4f2e-9211-e57b7401825c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX A month vs. the calculated value of XXX.XX a month. The lender did not include the HOA of $XX.XX
04/12/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows for HOA were collected in Section G, therefore not required to be included in monthly amount. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.4/07/2017:  Received post consummation dated > XX days post-closing.  There is no cure under the TRID rule for XX days from discovery – the TRID rule specifies XX days from consummation for clerical errors and tolerance cures.
Reserves are higher than guideline minimum 54 months reserves; Years in Field 15 years in field.; Full Documentation Full doc loan.
300335671	df1b59ab-5d0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Document Error	Final Transmittal Summary reflects "Total All Monthly Payments" as $x,xxxx.xx vs. $x,xxxx.xx actual total amount based on 1008 figures.	03/20/2017 Underwriter identified and commented on glitch within 1008.	03/20/17: UW commented that foreign docs approved, 1008 not reflecting $x,xxxx.xx In total debt however the DTI is correct and includes this amount. Condition cleared.			Reserves are higher than guideline minimum 54 months reserves; Years in Field 15 years in field.; Full Documentation Full doc loan.
300335671	bff15c38-620a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately
Lender received appraisal reflecting subject property as a Planned Unit Development (PUD) on XX/XX/XXXX, the Loan Estimates dated XX/XX/XXXX and XX/XX/XXXX do not reflect the monthly HOA fee under the Estimated Taxes, Insurance, and Assessments in the Projected Payment section.

4/07/2017:  Received post consummation dated > XX days post-closing.  There is no cure under the TRID rule for XX days from discovery – the TRID rule specifies XX days from consummation for clerical errors and tolerance cures.  4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within XX days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.
Reserves are higher than guideline minimum 54 months reserves; Years in Field 15 years in field.; Full Documentation Full doc loan.
300335671	bb1813fa-680a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	File is missing PITIA verification for the first property listed in the REO section of the final 1003.
03/20/2017  Missing documents identified as being located within the file but uploaded for convenience. It would be really helpful if going forward you can provide the actual property address vs. simply referencing its location on the 1003.
																03/21/17: Lender provided verification of PITIA for the first property located in the REO section of the final 1003. Condition cleared.			Reserves are higher than guideline minimum 54 months reserves; Years in Field 15 years in field.; Full Documentation Full doc loan.
300335671	631f1414-6d0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Inconsistent Documentation	Final 1003 indicates Borrower is a US citizen, passport in file indicates Borrower is not a US citizen.	03/20/2017 It appears passport in file is for the applicants spouse who is not on our transaction, but did provide gift funds to our applicant
03/21/17: Upon further review, the passport in question is in fact, for the borrower's spouse. Pg 558. Patriot Act Information Form on pg 193 for borrower with US Passport information. Condition rescinded.
Reserves are higher than guideline minimum 54 months reserves; Years in Field 15 years in field.; Full Documentation Full doc loan.
300335671	822e233e-ca09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/16/2017: CDA provided reflecting a value of $835,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			Reserves are higher than guideline minimum 54 months reserves; Years in Field 15 years in field.; Full Documentation Full doc loan.
300335671	6264f7a0-c809-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score	XXX middle score is lower than the 720 guideline requirement.	03/20/2017 Lender allows FICO scores between XXX to XXX with additional criteria which was reflected in this loan.
03/21/17. Upon further review FICO scores between XXX to XXX with additional criteria of 6 months reserves. Borrower has sufficient reserves.  Verified Assets Subject ReservesInv./Other ReservesFunds to CloseTotal RequiredNet$XXX,XXX.XX           $XX,XXX.XX            $X,XXX.XX         $XXX,XXX.XX$XXX,XXX.XX$XXX,XXX.XXCondition rescinded.
Reserves are higher than guideline minimum 54 months reserves; Years in Field 15 years in field.; Full Documentation Full doc loan.
300335671	df3ef1d2-6b0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Document Error
Final 1003 indicates Borrower has lived at the primary residence for XX years. The address listed on final 1003 does not match the address listed on the previous 2 year personal tax returns or asset documents in file.

03/20/2017  As our applicant currently lives and works in XXXXX, the addressed appearing on the 1040s is the address in XXXXX, however the applicant did not want to use that address on the final 1003 and chose to use the address of an owned property disclosed on the 1003.
																03/27/17: LOE provided. Loan will be graded a B. 03/21/17: Please provide an LOE from the borrower. Condition maintained.			Reserves are higher than guideline minimum 54 months reserves; Years in Field 15 years in field.; Full Documentation Full doc loan.
300335671	d36f6da6-1701-4304-88aa-0e63ff5cae11	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD dated reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.			Reserves are higher than guideline minimum 54 months reserves; Years in Field 15 years in field.; Full Documentation Full doc loan.
300335671	62f43b6b-620a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The Closing Disclosures do not reflect the monthly HOA fee under the Estimated Taxes, Insurance, and Assessments in the Projected Payment section.
4/07/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for XX days from discovery – the TRID rule specifies XX days from consummation for clerical errors and tolerance cures.  4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within XX days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.
Reserves are higher than guideline minimum 54 months reserves; Years in Field 15 years in field.; Full Documentation Full doc loan.
300335667	b9278083-2f16-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet	A Balance sheet for co-borrower's partnership was not provided.	04/11/17: The income from this business was not used in qualifying. No further documents were required. The loan meets QM standard.
05/10/2017:  Co-borrower does not have a partnership.  YTD P&L Statement and Balance Sheet for Borrower's partnership provided in original loan file. Condition rescinded.04/13/17: Per appendix Q, whether or not the income is used to qualify, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage   Additional conditions may apply.

 No Mortgage Lates The credit report confirmed over 66 months with no late payments.; Reserves are higher than guideline minimum Guidelines require 6 months PITI, the borrowers verified over 27 months PITI; Years on Job The borrower has been with the same employer for 16 years.

300335667	2f1ce9b8-6147-41c8-bff0-9fcd1b119e81	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.
04/12/2017: Audit review of missing CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies.03/31/17: Per compliance, the settlement agent or the settlement agent contact must provide their license. Condition maintained.

 No Mortgage Lates The credit report confirmed over 66 months with no late payments.; Reserves are higher than guideline minimum Guidelines require 6 months PITI, the borrowers verified over 27 months PITI; Years on Job The borrower has been with the same employer for 16 years.

300335667	d2789e35-010f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/22/2017: CDA provided reflecting a value of $2,050,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates The credit report confirmed over 66 months with no late payments.; Reserves are higher than guideline minimum Guidelines require 6 months PITI, the borrowers verified over 27 months PITI; Years on Job The borrower has been with the same employer for 16 years.

300335667	52356d2b-000f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Failure to obtain a close & freeze letter for the HELOC being paid at closing. The Close letter is attached to the Payoff; however, it is not signed by the borrowers.		04/28/2017: Received executed HELOC closure letter. Condition cleared.
 No Mortgage Lates The credit report confirmed over 66 months with no late payments.; Reserves are higher than guideline minimum Guidelines require 6 months PITI, the borrowers verified over 27 months PITI; Years on Job The borrower has been with the same employer for 16 years.

300335667	bb46b396-fa0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	The hazard insurance calculator indicates the current coverage versus the required coverage is short $XXXXXX	06/05/2017: uploaded RCE
06/05/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.05/23/2017:  Insurance certificate does not reflect guaranteed replacement coverage.  Condition remains.

 No Mortgage Lates The credit report confirmed over 66 months with no late payments.; Reserves are higher than guideline minimum Guidelines require 6 months PITI, the borrowers verified over 27 months PITI; Years on Job The borrower has been with the same employer for 16 years.

300335667	006a26a3-586d-41a4-98f3-a0fe09e70b06	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX A month vs. The calculated value of $XXXX.XX A month. The lender used the incorrect amount of $XXX.XX For the taxes vs. The actual amount of $XXX.XX.

04/12/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.

 No Mortgage Lates The credit report confirmed over 66 months with no late payments.; Reserves are higher than guideline minimum Guidelines require 6 months PITI, the borrowers verified over 27 months PITI; Years on Job The borrower has been with the same employer for 16 years.

300335667	3e9559bf-fc0e-49d1-85c0-0da69a2db9ec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure or proof of no affiliates.		4/11/2017: Evidence lender has no affiliates was provided. Condition cleared.
 No Mortgage Lates The credit report confirmed over 66 months with no late payments.; Reserves are higher than guideline minimum Guidelines require 6 months PITI, the borrowers verified over 27 months PITI; Years on Job The borrower has been with the same employer for 16 years.

300335667	676f44f1-2f16-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Business Tax Returns	Only one year's business tax returns was provided for the co-borrower's partnership, two years tax returns are required to calculate co-borrower's income loss.	04/111/17: The income from this business was not used in qualifying. No further documents were required. The loan meets QM standard.
05/10/2017:  The co-borrower does not have a partnership.  The borrowers partnership was created X/XX/XX so there will not be 2 years partnership returns.  Condition rescinded.04/13/17: Per appendix Q, whether or not the income is used to qualify, for a corporation, “S” corporation or partnership, signed copies of federal business income tax returns for the last two years with all applicable tax schedules are required; in order for the loan to be classified as a Qualified Mortgage   Additional conditions may apply.

 No Mortgage Lates The credit report confirmed over 66 months with no late payments.; Reserves are higher than guideline minimum Guidelines require 6 months PITI, the borrowers verified over 27 months PITI; Years on Job The borrower has been with the same employer for 16 years.

300335661	4030ccfa-575e-4303-92f3-c27ceb721bf3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated (10/052016) reflected total of payments as ($X,XXX,XXX.XX). The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.
03/27/2017:  Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $100 is non-material. Loan will be graded a B.  3/21/2017: This finding is not material.  Loan will be graded B for all agencies.

300335661	4b2084bf-640e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing the rate lock agreement from file.		04/24/2017: Evidence of rate lock provided. Condition cleared. 03/27/2017: Rate lock agreement is required for compliance testing. Condition remains.
300335661	a4b856f0-ff3f-4f70-9d63-684ed0f82871	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	3 day rescission period not provided	Cured Post Close - The disbursement date was incorrect on Final CD; however, this was corrected on Post Closing CD.		Cured Post Close - The disbursement date was incorrect on Final CD; however, this was corrected on Post Closing CD. Non-material, loan will be rated a B.
300335661	c2a1e83c-310e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Subject is located in a FEMA declared disaster, a post incident inspection report was not provided.		03/23/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335661	93d5f134-0ea0-43a6-8142-568573efce9e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	Cured Post Close - The disbursement date was incorrect on Final CD; however, this was corrected on Post Closing CD		Cured Post Close - The disbursement date was incorrect on Final CD; however, this was corrected on Post Closing CD. Non-material, loan will be rated a B.
300335661	a2e3cb28-310e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $950,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335661	39dfaaca-db07-41ec-a898-ae5c67ac3ae2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		03/31/2017: Client approved exception03/29/2017: Pending Client exception review03/27/2017: Pending Compliance review.
300335660	14e17c9e-a90a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	DTI 44.77% > 43.00% max allowed per guidelines.
03/20/2017 (BF) We show the total DTI to be 42.778% which is below 43.00% so additional clarification that specifically outlines where we differ is required in order to determine this request and provide a response.

04/18/2017: Audit reviewed DTI, and has determined that loan passes QM which allows the installment debt to be excluded. DTI is 41.17%. Condition cleared.4/18/2017: Pending client exception review.03/21/17: DTI of 44.77 exceeds the maximum allowed per guidelines. Lender excluded debt > 4 months remaining.  Credit policy says to include installment payments < 4 months, not 10 months. Condition maintained.

 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  399.70 months reserves; Years in Primary Residence Borrower has resided in subject for 9 years; Years on Job Borrower has 25 years on job

300335660	04b2e677-7224-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	General Credit Exception (Guideline Violation) - Non-Material	Audit acknowledges the client approved exception for excluding installment loan >4 months, and is outside of guidelines. Loan passes QM which allows the debt to be excluded. Loan will be rated a B.
04/18/2017: Audit acknowledges the client approved exception for excluding installment loan >4 months, and is outside of guidelines. Loan passes QM which allows the debt to be excluded. Loan will be rated a B.

 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  399.70 months reserves; Years in Primary Residence Borrower has resided in subject for 9 years; Years on Job Borrower has 25 years on job

300335660	70d0a1f1-a0f6-492b-b004-dbe37f90d518	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX.
04/04/17: Non material. Loan will be graded a B.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  399.70 months reserves; Years in Primary Residence Borrower has resided in subject for 9 years; Years on Job Borrower has 25 years on job

300335660	bc82f26e-995e-4c87-8f00-0af53481528b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.		04/27/17: Lender provided the broker's affiliated business disclosure dated within 3 days of the application date. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  399.70 months reserves; Years in Primary Residence Borrower has resided in subject for 9 years; Years on Job Borrower has 25 years on job

300335660	a89aec96-8d0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/17/2017: CDA provided reflecting a value of $4,150,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  399.70 months reserves; Years in Primary Residence Borrower has resided in subject for 9 years; Years on Job Borrower has 25 years on job

300335660	04295ba3-8d0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/20/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  399.70 months reserves; Years in Primary Residence Borrower has resided in subject for 9 years; Years on Job Borrower has 25 years on job

300335658	22fb5df8-640a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/20/2017: CDA provided reflecting a value of $995,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335658	60be72fe-640a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area
Property located in a FEMA declared disaster area. Inspection post incident date was not provided and, an inspection provided after most recent incident begin date shows no damage- no exception needed.
03/20/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335658	f65091db-4f72-423a-8dec-080ffdfbf822	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Principal & Interest	The final Closing Disclosure dated XX/XX/XXXX reflects a Principal & Interest payment amount of $x,xxx.xx vs. actual amount of $X,XXX.XX.	03/31/17: Closing Disclosure signed at closing reflect P&I that matches the amount on the Note.	04/04/17: Upon further review, P&I matches. Condition rescinded.
300335658	ada1a6e7-8f04-4fb8-8a85-0a08f443989c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes, insurance vs. the actual amount of $X,XXX.XX

04/12/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.

300335658	32d10c01-200b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Final Signed Closing Disclosure/CD not in file that matches the Note date.	03/31/17: Closing Disclosure signed at closing was signed XX/XX/XXXX, same day as the Security Instrument and other documents in the file were notarized.	04/04/17: Closing disclosure provided. Condition cleared.
300335656	d718c93a-1bfa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA		03/06/2017: CDA provided reflecting a value of $870,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335656	0e521022-760a-45f9-b153-f7bc4961c838	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet	03/08/2017: Special information booklet/Home Loan Toolkit	03/08/2017: Audit review of Special information booklet/Home Loan Toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300335656	e101426d-2700-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident was not provided.	03/08/2017: Post Disaster Inspection	03/08/2017: Audit reviewed Post Disaster Inspection, and has determined that the report reflects "no damage" to the subject property. Condition cleared.
300335655	9bbc0fbd-700a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/20/2017: CDA provided reflecting a value of $3,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335655	9e1411cb-392b-40f3-ba5e-788cd9f05e6c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the HOA vs. the actual amount of $XXX.XX

04/12/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.

300335655	fbd1b491-720a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The initial and final Closing Disclosure page 1 reflects an appraised property value of $3,200,000.00 and the actual appraised property value is $3,000,000.00. Lender, also provided a $XXX.XX cure for increase in closing cost above legal limit.
03/16/2017: Post closing CD shows the corrected appraised value and cure. Loan will be graded a B for all agencies.
300335655	47a0d5df-c0d3-4666-9042-1630adc607ea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
With regards to the requirement of an Affiliated Business Arrangement disclosure, lender only requires this disclosure when there is evidence in the loan file that suggests the lender referred the borrower to one of their affiliates. The following review steps are completed to confirm if a lender has referred a borrower to one of their affiliates: ? Reviewer looks over the affiliate listing for the lender in Correspondent to determine if there are any ? If the lender has any affiliates, the affiliates are compared to the Settlement Service Provider list to determine if a referral was made. ? If a referral to an affiliate was made, lender requires an Affiliated Business Arrangement Disclosure dated/provided to the borrower within 3 days of the referral. ? If there is no evidence of a referral OR the lender has no affiliates, no documentation is required.
04/06/17: Lender provided an attestation that the broker/correspondent does not have any affiliates. Condition cleared.
300335655	bb4aad25-710a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately	The Estimated Taxes, Insurance & Assessments section on Loan Estimate dated XX/XX/XXXX and XX/XX/XXXX is missing the explanation HOA for the field Other.		04/06/2017: Cured post close. Loan will be graded a B.
300335655	31d43857-b5a9-4d10-8ea9-4e82097a1c19	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Estimate document error
The Title-Escrow fee is reflected in section B of the initial and final Loan Estimate dated XX/XX/XXXX and XX/XX/XXXX. The borrower was able to shop for their own title/escrow service providers as indicated on the WLSP. All the title/escrow service provider fees should be listed in section C of the LE.
04/03/17: Per SSPD attached this is a Lender select loan, which means the borrower cannot shop for so Title Fee’s are in the correct section which is B.
04/06/17: Since the lender is only required to list one service provider per service, regardless if they have multiple preferred providers, they meet the requirement by listing only one provider.  It would be safe to assume that because the lender listed the fee in section B (which is more conservative) it is a preferred provider who was not listed on the WLSP. Condition rescinded.

300335654	645440f1-68b1-44b9-8baf-bd3ffff20dee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	Added XX/XX/XX The income calculation from the YTD profit and loss statement on the primary business is lower than the income calculated from the XXXX and XXXX tax returns.		04/17/17: Added back officer salaries. (100% Owner), DTI is within guidelines. Condition cleared.			Disposable Income is higher than guideline minimum ; No Mortgage Lates ; Reserves are higher than guideline minimum
300335654	76de41df-9110-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing verbal verification of employment	The is no VVOE in file for verifying the borrowers second active business.
04/12/2017 (BF) Attached is confirmation applicant no longer owns business even though income loss from this entity was deducted from income used to qualify.03/30/2017 (BF) Reviewing the file it appears only the loss was considered and deducted from qualifying income for primary entity therefore as the business did not show positive income that was considered there was not need to verify this business entity

05/11/2017: Audit re-analyzed the loan file, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required.  The Schedule C and S Corp businesses are negative income, therefore VOE not required. Condition rescinded.05/08/2017: Lender stated that they have not received any new updates. Condition maintained. 04/17/17: The VVOE was provided is dated post close, which is not in compliance with Appendix Q. Condition maintained. 03/31/17: The business is open/active. Please provide VVOE. Condition maintained. 05/08/2017 - Haven't received any new updates, finding remains.
Disposable Income is higher than guideline minimum ; No Mortgage Lates ; Reserves are higher than guideline minimum
300335654	d69b5f5a-9010-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	The income calculation from the YTD profit and loss statement on the primary business is lower than the income calculated from the XXXX and XXXX tax returns.
04/05/17: XX/XX/XXX (BF) While this shows the figures you have it does not outline how you arrived at them. Using S Corp I see he applicant is a XX% owner. Using the P &L through XXXXXXXX XXXX I see a loss of $XX,XXXX.XX. Adding back depreciation of $X,XXX reduces that loss to $XX,XXX.XX. Dividing that by X!X,XXX.XX which should maintain a DTI under XX.XX%03/30/2017 (BF) Using the P & L which runs through XXXXXX XX,XXXX which is approximately X months using the Net ordinary income figure of $XX,XXX.XX divided by X months gives us $XX,XXX.XX in income which is not significantly different than the two year average of $XX,XXX.XX from this source

04/17/17: Added back officer salaries. (100% Owner), DTI is within guidelines. Condition cleared. 04/11/17:  It appears our figures are in line, however, the YTD P&L for the S-Corp. $XX,XXX.XX is lower than the 2 year average tax returns $XX,XXX.XX. when using the YTD P&L for S-Corp., the DTI exceeds the Guidelines. I apologize for the confusion. Condition maintained.   04/07/17: S Corp calculation, audit used 2  year average from the tax returns in the amount of ($X,XXX.XX). Condition maintained. 04/04/17: Borrower’s income calculation: S Corp: ($X,XXX.XX), Schedule C:($XX.XX), P&L:XX/XX/XX to XX/XX/XX: $XX,XXX.XX. 03/31/17: Borrower net income from all sources, $X,XXX.XX compared to $XX,XXX.XX Condition maintained.
Disposable Income is higher than guideline minimum ; No Mortgage Lates ; Reserves are higher than guideline minimum
300335654	0f51d13b-3aea-4d26-9081-41242fcb39ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The home loan tool kit is missing from the loan file.		04/07/17: Lender provided evidence of the Home loan toolkit within 3 days of the application date. Condition cleared.			Disposable Income is higher than guideline minimum ; No Mortgage Lates ; Reserves are higher than guideline minimum
300335654	768f3d9e-8f10-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing rate lock verification	The rate lock is missing from the loan file.		04/07/17: Rate lock agreement provided. Condition cleared.			Disposable Income is higher than guideline minimum ; No Mortgage Lates ; Reserves are higher than guideline minimum
300335654	f7e53f97-9010-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date	The affiliated business disclosure from the lender was not provided within 3 days of application date. The affiliated disclosure in file is from the title company.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.			Disposable Income is higher than guideline minimum ; No Mortgage Lates ; Reserves are higher than guideline minimum
300335654	37de9fd1-9010-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/27/2017: CDA provided reflecting a value of $1,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			Disposable Income is higher than guideline minimum ; No Mortgage Lates ; Reserves are higher than guideline minimum
300335652	c4744cbb-1213-4812-aaee-e8395bf31941	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Collateral review fee reflected in section B of the final Closing Disclosure dated XX/XX/XXXX should be reflected in section A.UW Note:  This only applies to compensation to the broker or lender, not fees passed on to 3rd parties for services.
This only applies to compensation to the broker or lender, not fees passed on to 3rd parties for services. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 43.8 months reserves; Years on Job Borrower has 31 years on the same job

300335652	56f25085-870e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form
Missing corresponding COC for LE dated XX/XX/XX as the rate  has changed from X% to X.XXX% and the loan amount changed from $XXX,XXX to $XXX,XXX.  The file is missing evidence of a valid change of circumstance.

04/22/17: Upon further review, a decrease in APR and the loan amount is in the borrower's favor. Condition cleared. 03/29/2017:  Audit reviewed original loan file.  Apr decreased > .XXX%.  A change in circumstance is required.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 43.8 months reserves; Years on Job Borrower has 31 years on the same job

300335652	a675cc90-059d-40a3-b652-8b49bde33ec5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented	There is no evidence in the loan file that the Borrower's spouse acknowledged receipt of the CD.
05/01/2017:  Per Compliance, on a non-rescindable transaction, the CD may be delivered to any of the consumers who has primary liability on the obligation with receipt acknowledged by same.  Once the CD is delivered and the lender receives an acknowledgment of receipt from any consumer with primary liability on the obligation, the delivery requirements are met.  Condition cleared.04/28/2017:  Pending Compliance review03/29/2017:  Subject property is in a community property state and the non-borrower spouse is on the title.  Acknowledgement by non-borrower is required.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 43.8 months reserves; Years on Job Borrower has 31 years on the same job

300335652	96b9133d-8d0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/24/2017: CDA provided reflecting a value of $950,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 43.8 months reserves; Years on Job Borrower has 31 years on the same job

300335652	4aa14805-8f67-407c-86a9-a66f2565fa1c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	The Special Information Booklet disclosure in the file is dated XXX,XXX and the original application date is XXX,XXX.
03/29/2017:  Audit reviewed original loan file.  Evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date is in the original loan file.  Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 43.8 months reserves; Years on Job Borrower has 31 years on the same job

300335652	4419c6cc-870e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Payoff Statement
The file does not contain the required payoff documentation for the 401K loan appearing on the pay stubs.  There is a payment confirmation via electronic payment transfer in the file but there is no verification that this amount represents the correct payoff amount.
															Why is this required? 401K loans are not included in DTI and we wouldn't require a payoff statement. Please remove condition or clear.	03/29/2017: Audit reviewed Lender's rebuttal and agrees this is not a valid condition. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 43.8 months reserves; Years on Job Borrower has 31 years on the same job

300335651	6feeb81e-c5fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/13/2017: CDA provided reflecting a value of $880,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.28%; Years in Field Borrower has 5 years in Field  ; Years in Primary Residence Borrower has resided in subject for 7 years

300335651	b91f86aa-553c-4e6e-b308-a75d058f56a2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	General information for Seller is missing from the Closing CD.		Lender issued a Post Closing CD with the Seller's name and address in the General Information.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.28%; Years in Field Borrower has 5 years in Field  ; Years in Primary Residence Borrower has resided in subject for 7 years

300335651	6047f295-bffa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Verification of Property Taxes and Insurance for the Rental Property is missing from the file.
05/02/16: Lender provided the property detail for the rental property. Condition cleared. 03/31/17: Hazard insurance provided. Please provide the property tax amount verification such as the tax certificate. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.28%; Years in Field Borrower has 5 years in Field  ; Years in Primary Residence Borrower has resided in subject for 7 years

300335651	43a6faa3-f9fc-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Intent to proceed disclosure was not acknowledged by the Borrower. Please provide Borrower’s documented intent to proceed.	03/01/2017: screen shot of Intent	03/01/2017: Audit reviewed print screen for Intent to Proceed on 10/18/2016, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.28%; Years in Field Borrower has 5 years in Field  ; Years in Primary Residence Borrower has resided in subject for 7 years

300335651	ceef44e0-c3fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation
The Work Number for Borrower 1 shows a gap in employment. Letter of Explanation for the Gap in Employment is missing from the file. Loan does not meet criteria for Qualified Mortgage since a Gap in employment for the borrower was not addressed.
															03/07/17: The hire date was XX/XX/XXXX with IBM and the loan closed XX/XX/XXXX. The borrower had 2 full years with current employer at time of closing.	03/09/17: Upon further review, B1 does not have a gap in employment in the past 2 years. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.28%; Years in Field Borrower has 5 years in Field  ; Years in Primary Residence Borrower has resided in subject for 7 years

300335651	538b433e-3789-4dd6-97e5-9b92566e2259	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Services Borrower Did Not Shop Fee - Section B on CD exceeds LE for a $XX.XX Tax Service fee that was not listed on the Initial LE.		Lender did issue a Post Closing CD with a check to the borrower for the Tax Service fee.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.28%; Years in Field Borrower has 5 years in Field  ; Years in Primary Residence Borrower has resided in subject for 7 years

300335651	5e6a4ad1-0260-4fe0-9bce-de16b075cb4e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.
Special Information Booklet / Home Loan Toolkit are not dated and cannot be used as verification that the required disclosure was provided to the Borrower within 3 days of the initial application date. Please provide verification that the Special Information Booklet / Home Loan Toolkit was provided to the Borrower's within 3 days of the initial application date.
03/01/2017: Home Loan Toolkit dated provided to borrower listed on Submission checklist page 2.
03/01/2017: Audit review of evidence that the Home Loan Toolkit (XX/XX/XXXX) was submitted within three days of application date (XX/XX/XXXX) was provided. Documentation submitted is deemed acceptable, condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.28%; Years in Field Borrower has 5 years in Field  ; Years in Primary Residence Borrower has resided in subject for 7 years

300335651	25408cb6-f9fc-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure
Please provide verification that the Borrowers were provided a copy of the Lender’s Affiliated Business Disclosure within 3 days of the initial application date; or verification that the Lender does not have any affiliates.
															03/01/2017: DD response	03/01/2017: Audit review of lender attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.28%; Years in Field Borrower has 5 years in Field  ; Years in Primary Residence Borrower has resided in subject for 7 years

300335651	a01f6b85-fbfc-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The Estimated Taxes, Insurance & Assessments section on Closing Disclosures are missing the explanation HOA for the field “Other”.		02/27/2017: Cured on post-closing CD.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.28%; Years in Field Borrower has 5 years in Field  ; Years in Primary Residence Borrower has resided in subject for 7 years

300335651	324a9a32-fefc-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Evidence of HOA Fees	Post-closing CD reflects HOA is included in the Estimated Taxes, Insurance & Assessments. File is missing verification of monthly HOA expense.		03/09/17: Lender provided the corrected CD within 60 days of consummation, and LOE to the borrower. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.28%; Years in Field Borrower has 5 years in Field  ; Years in Primary Residence Borrower has resided in subject for 7 years

300335651	d30bbca3-d06e-4c90-bb0e-06c60c499e4b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
Estimated Taxes, Insurance, & Assessments on Closing Disclosure shows the monthly PITI at $X,XXX.XX vs. $XXX.XX reflected on 1008; file is missing verification of monthly tax obligations for the subject property.
															03/01/2017: DD response	03/01/2017: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. Loan will be rated a 'B' for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.28%; Years in Field Borrower has 5 years in Field  ; Years in Primary Residence Borrower has resided in subject for 7 years

300335651	774808b3-c3fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Failure to provide evidence of property taxes for the subject property.	03/01/2017:Tax info.	03/01/2017: Audit review of Tax information documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.28%; Years in Field Borrower has 5 years in Field  ; Years in Primary Residence Borrower has resided in subject for 7 years

300335648	cf491a8d-6a0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately	The Estimated Taxes, Insurance & Assessments section on Loan Estimate dated is missing the explanation HOA for the field Other.
4/17/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335648	27a418d2-6a0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		03/21/2017-“Cured Post Close” and the final rating if this is your only condition is a “2”.
300335648	197fc2d9-f35c-42f9-818c-64f5f36d3587	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335648	a310a29f-4d0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/22/2017: CDA provided reflecting a value of $1,600,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335648	597ff4a7-4d0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	The Property is in a FEMA Declared Disaster area.		03/27/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335645	b2b36b8d-9f09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/16/2017: CDA provided reflecting a value of $642,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			No Mortgage Lates no mortgage lates; Reserves are higher than guideline minimum 9585.47 excess reserves
300335645	22356a3b-b209-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing rate lock verification	The rate lock is missing from the loan file.
04/24/2017:  Evidence of rate extension located in loan file.  Missing evidence of initial rate lock date.  Condition remains.03/24/2017:  The LE is insufficient for verification of rate lock.  Rate lock agreement is required for compliance testing.  Condition remains.05/08/17 - This is considered non-material, this will be graded as a level B.  Rate locks not required for this state.
No Mortgage Lates no mortgage lates; Reserves are higher than guideline minimum 9585.47 excess reserves
300335645	a5cfd358-1dd6-43eb-9398-cb684b7af95a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure was not provided within 3 business days of application date.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.			No Mortgage Lates no mortgage lates; Reserves are higher than guideline minimum 9585.47 excess reserves
300335643	ea2385c3-fd78-43ec-a3db-b11db4c35997	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of the APR re-disclosure The Final Closing Disclosure reflect an APR of X.XXX%. The Prior Loan Estimate dated XX/XX/XXXX reflect APR of X.XXX%, which is a difference of X.XXX and exceeds allowable tolerance of X.XXX%. However, the correct final LE dated XX/XX/XXXX is missing from the file .
04/17/17: Lender provided the initial LE dated 10/18/16. Condition cleared.
300335643	929069ff-1b0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Document Error	The CD's are not in date order. Several CD are dated after the FINAL CD had been executed and are not the POST CD .		04/17/17: Upon further review, CD's are in date order. Condition rescinded.
300335643	f2f9b032-410f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	The subject property is located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/24/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335643	4909cf56-4bcc-49a4-baaf-6933408dc78e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	The Special Information Booklet was not provided with 3 business days of the loan application date,		04/13/17: Lender provided evidence of the Home loan toolkit within 3 days of the application date. Condition cleared.
300335643	f2c751ba-1d0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The LE for the Change in Circumstances , increased in the rate, dated XX/XX/XXXX is missing and the LE or CD for the new updated WLSP dated XX/XX/XXXX.	04/17/17: The WLSP dated X/XX and XX/XX are the same, nothing was updated.	04/17/17: Lender provided the LE dated XX/XX/XX. WLSP had no changes. Condition cleared.
300335643	594f8f8d-250f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/27/2017: CDA provided reflecting a value of $870,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335643	7639f262-1f5c-4781-86da-fdbcc0ebbef1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Waiver by borrower of Revised LE timing requirement not provided or properly documented
No Waiver signed by the borrower waiving the Loan Estimate timing Requirement. The LE with the CIC dated XX/XX/XXXX and the LE with the CIC dated XX/XX/XXXX is missing from the file. True APR between the LE and the CD can not be complete due to the form is missing. Additional requirement may be required upon receipt and review of the documents.

04/17/17: WLSP corresponds to the initial CD in the file.  The service provider list in file is an old RESPA service provider list.  It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.  WLSP referencing a GFE is non-material. Loan will be graded a B.

300335642	8c75931c-a855-4264-a0f0-a26c173729e4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XX% with a difference of X.XXX% over-disclosed.		04/14/2017: No potential cure. Finding is deemed material.04/24/2017: Non-material classification under SFIG guidance
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.63%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  29.40 months reserves

300335642	f7ea5db7-76ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/07/2017: CDA provided reflecting a value of $745,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.63%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  29.40 months reserves

300335642	9719e968-78ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Escrow information on Initial Escrow Account Disclosure does not match values reflected on Final Closing Disclosure.	The Initial Escrow account disclosure reflects a monthly escrow payment of $XXX.XX. The final Closing Disclosure reflects a monthly escrow payment of $XXXX.XX		04/07/17: Construction loan, the initial escrow account for tax is based on an estimated fully assessed tax amount as detailed on the first payment letter. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.63%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  29.40 months reserves

300335642	7df847d4-6730-4ea2-b8c6-5d118babcea1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The CD reflects appraisal fee of $XXX.XX resulting in a $XX.XX refund due for cure.	Cost to cure of $85.00 was provided on the CD which is sufficient.	03/14/2016: Both final CD and post consummation CD provided in the original loan file reflect an $XX.XX Tolerance cure for Appraisal Fee. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.63%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  29.40 months reserves

300335642	17df87fc-78ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section G Initial Escrow payment at closing does not reflect the values in the projected payments disclosed on the final CD.
05/10/2017 - Non-material, exception will be given level B grade. 4/24/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies. Please provide the corrected CD and LOE to the borrower. Condition maintained. 04/07/17: Please provide the corrected CD, and LOE provided to the borrower within 60 days of consummation. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.63%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  29.40 months reserves

300335642	782f41d6-ec01-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
03/07/2017: Received evidence of recorded mortgage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.63%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  29.40 months reserves

300335642	b8fccffe-eb01-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Fraud Report does not contain evidence title/settlement agent was reviewed.		05/26/2017: Received third party fraud report. No outstanding issues noted. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.63%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  29.40 months reserves

300335642	400d3662-5708-4321-8c88-6bdb3b0ac15c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal not Completed.	The appraisal completion form is missing from the loan file.	03/09/17: Final Inspection.
03/10/17: Lender provided the signed Appraisal Update and/or Completion Report (442) dated XX/XX/XXXX. Improvements completed in accordance with the requirements and conditions stated in the original appraisal. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.63%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  29.40 months reserves

300335637	44061163-62c4-49eb-a93a-5ec52f686bf2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared. 04/03/17: Please provide the attestation from the correspondent. Condition maintained.			CLTV is lower than guideline maximum 75% CLTV < 80% permitted; Reserves are higher than guideline minimum 39.7 months PITI reserves > 6 months required; Full Documentation Full documentation
300335637	078c20cb-a10d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score	XXX FICO score < XXX required.	03/30/2017: Please note that at this LTV and reserve level, Lender Jumbo Underwriting Guidelines allow a FICO as low as XXX. Please clear this issue.	04/03/17: Upon further review, lender guides allow for 6 additional months reserves for FICO's between XXX-XXX. Condition rescinded.			CLTV is lower than guideline maximum 75% CLTV < 80% permitted; Reserves are higher than guideline minimum 39.7 months PITI reserves > 6 months required; Full Documentation Full documentation
300335637	a6a8a4e0-832b-4819-beb4-f09a2117e9ab	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
Final CD reflects “Estimated Taxes, Insurance & Assessment” as $X,XXX.XX vs. $X,XXX.XX; difference of $XXX.XX. Unable to determine cause due to Transmittal Summary reflects “Estimated Taxes, Insurance & Assessment” as $X,XXX.XX.

04/12/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.
CLTV is lower than guideline maximum 75% CLTV < 80% permitted; Reserves are higher than guideline minimum 39.7 months PITI reserves > 6 months required; Full Documentation Full documentation
300335637	32c7a453-a10d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Please provide evidence of property taxes for subject property.		04/03/17: Property taxes for subject property provided. Condition cleared.			CLTV is lower than guideline maximum 75% CLTV < 80% permitted; Reserves are higher than guideline minimum 39.7 months PITI reserves > 6 months required; Full Documentation Full documentation
300335637	ea4a4a5a-4f0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. Address on CDA does not match Note.		03/23/2017: CDA provided reflecting a value of $1,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			CLTV is lower than guideline maximum 75% CLTV < 80% permitted; Reserves are higher than guideline minimum 39.7 months PITI reserves > 6 months required; Full Documentation Full documentation
300335636	73c36597-380f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/27/2017: CDA provided reflecting a value of $910,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335635	4913c06c-c6da-4483-b5b8-149ddfe1063f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented	Final Closing Disclosure is missing signatures from both Borrowers		05/08/17 - This is considered non-material, this will be graded as a level B
300335635	015939fa-4900-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/14/2017: CDA provided reflecting a value of $850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335626	bff04e6f-b809-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The loan file is missing the rate lock agreement.		04/28/2017: Received evidence of rate lock. Condition cleared.			FICO is higher than guideline minimum score 780; LTV is lower than guideline maximum LTV 74%; Reserves are higher than guideline minimum > than 6 months
300335626	a293b59e-48e8-4d05-868d-3e7af9c5bd0d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated indicates the Estimated Taxes, Insurance and Assessments as $xxx a month vs. the calculated value of $xxx a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $xxx.xx
03/21/17: Figures on the final CD are estimates. The property is new construction so the county tax bill only reflects the taxes for unimproved property.
04/12/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.03/23/17: Underdisclosure of taxes is a material finding. Condition maintained.
FICO is higher than guideline minimum score 780; LTV is lower than guideline maximum LTV 74%; Reserves are higher than guideline minimum > than 6 months
300335626	39670016-4806-497b-b9bb-86daad0d2e38	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The affiliated business disclosure is missing from the loan file.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.			FICO is higher than guideline minimum score 780; LTV is lower than guideline maximum LTV 74%; Reserves are higher than guideline minimum > than 6 months
300335626	528f8a39-930d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Lender approval excluded a student loan debt of $xxx.xx/month which was to be paid off prior to or at closing. Provide documentation this debt was satisfied prior to or at closing.  Additional conditions may apply upon receipt.
																04/04/17: Evidence of payoff of student loan provided. Condition cleared.			FICO is higher than guideline minimum score 780; LTV is lower than guideline maximum LTV 74%; Reserves are higher than guideline minimum > than 6 months
300335626	744e1ff2-930d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	File is missing the CDA report.		03/20/2017: CDA provided reflecting a value of $1,030,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum score 780; LTV is lower than guideline maximum LTV 74%; Reserves are higher than guideline minimum > than 6 months
300335624	200fa1c6-e80f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Purchase contract addendum	The final CD reflects that the Seller paid $X,XXXX.XX Towards the buyers closing cost. However, the sales contract and addenda reflect a maximum seller paid costs of $XXX.XX.	03/28/2017: uploading contract addendum
03/28/2017: Audit reviewed the executed Escrow Amendment by all parties, and has determined that the "Closing Costs Credit to Buyer" reflects $X,XXXX.XX  of buyer's recurring and non-recurring closing costs. Documentation is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.90 months reserves

300335624	6629b9ee-2917-48db-a4cc-fcade2ab9488	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	Added 04/04/17: Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods. 44.78% DTI > 43% Guideline maximum.		04/28/2017: DTI is < 43%. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.90 months reserves

300335624	9a07b45e-7e0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The final closing disclosure listed the prepaid property taxes under section H. Per TRID the prepaid property taxes are required to be listed under section F.		03/30/2017: The property taxes should be reflected in Section F. Condition remains.05/08/17 - This is considered non-material, this will be graded as a level B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.90 months reserves

300335624	9a726d1d-7d0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/27/2017: CDA provided reflecting a value of $1,170,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.90 months reserves

300335624	dad8f916-7e0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
The schedule E on the tax returns reflects rental income. The file does not contain evidence of sale or current ownership of the property. Lender did not include the debt from the property into debt service. Final DTI is pending documentation to support LOE property owned by a relative.
LOX was provided explaining the property on tax returns was borrower's apt in XX being subletted when borrower and spouse were in XX working. They do not own this property.
04/28/2017:  Audit reviewed original loan file and conditions.  The property in question is owned by LLC. The borrower has no ownership in the LLC per 2 years tax returns. Condition cleared.  04/18/17: Property detail shows owned by the business on Schedule E. Please provide verification that they no longer own/sublet or lease this property.  Documentation to support LOE property owned by a relative.  Condition maintained.04/04/17: Property is reflected on Schedule E. Please provide verification that they no longer own/sublet or lease this property.  Documentation to support LOE property owned by a relative.  Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.90 months reserves

300335624	46410ed6-0810-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Housing History	Missing 12 month history of previous satisfactory rental housing / landlord ratings.
04/04/17:  Borrower previously lived in a rented home with husband. Husband is not on this loan. Copy of husband's bank statements were provided showing he paid rent from his own personal account. No VOR to provide.
04/04/17: 12 month history located in the file. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.90 months reserves

300335624	c518b384-e50f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Calculated DTI XX.XX% > max DTI XX.XX% per guidelines. The lender used the gross income of $XXX,XXX.XX from P&L dated XX/XX/XXXX to XX/XX/XXXX; however, the lender should have used net profit of $XXX,XXX.XX to derive the income. The loan does not meet criteria for Qualified Mortgage.

04/03/17: Borrower is in the entertainment industry and is paid by various companies via W2. When using W2 income we use the gross to calculate. Underwriter was conservative in income calculation via previous W2 pay history.

04/04/17: CPA letter states self employed, Pg 835,840. Tax returns do not reflect Schedule C  and partnership < XX% does not reflect this income. Per correspondence pg 836 borrower is not self employed but works for several companies as a XXXXXX and XXXXX. All YTD XXXX, and XXXX W-2 income used to qualify. $XXX,XXX.XX XXXX and XXX,XXX.XX XXXX. Used lender more conservative income to qualify. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  23.90 months reserves

300335612	625b1e58-cc04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/10/2017: CDA provided reflecting a value of $1,133,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.941%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.52%

300335612	6264eef5-cd04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The initial LE dated XX/XX/XXXX and the final LE dated XX/XX/XXXX reflects charges for Home Warranty and Natural Hazard Disclosure Report in Section C which should be reflected in Section H Other.	04/18/17: An amended Loan Estimate cannot be generated once a Closing Disclosure has been generated.	04/19/17: Condition maintained.05/08/17 - This is considered non-material, this will be graded as a level B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.941%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.52%

300335612	2c5822c3-31f8-43ff-9653-14201967f20a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The funding Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes and $XX.XX for the hazard insurance vs. the actual amounts of $X,XXX.XX for the taxes and $XX.XX for the hazard insurance.
03/13/2017: Non-material finding. Loan will be rated a B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.941%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.52%

300335612	06d6e523-5175-449b-939e-a5983a252a3a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.941%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.52%

300335612	8707f847-cd04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Lease agreement
Missing current lease/rental agreement for property #2 listed on the 1003. Per appendix Q, both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
03/24/17: Evidence of receipt of the rental income for this period, is contained within the attached bank statements.
03/27/17: Evidence of receipt of the rental income for this period provided. Condition cleared. 03/21/17: According to Appendix Q, in order to use rental income to qualify, we need either a current lease, an agreement to lease, or a rental history over the previous 24 months that is free of unexplained gaps greater than 3 months. (Such gaps could be explained by student, seasonal, or military renters, or property rehabilitation.) The lease expired xx/xx/xxxx. Please provide evidence of receipt of the rental income for this period, such as cancelled check or bank statements. Condition maintained. 3/16/2016: Lease agreement provided is expired prior to loan consummation. A current lease agreement, valid at the time of loan consummation is required. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.941%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.52%

300335611	9a809d5b-c205-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		03/15/2017: CDA provided reflecting a value of $1,096,700 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.81%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 775; General Comp Factor 1 :  UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49%

300335611	383c5ea1-2108-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
03/29/17: Lender provided a copy of the recorded mortgage. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.81%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 775; General Comp Factor 1 :  UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49%

300335611	ce222c85-f781-45f6-8c51-cfa6e36fb8f2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD dated (01/05/2017) reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XXX with a difference of .XXX% over-disclosed.		04/14/2017: No potential cure. Finding is deemed material.04/24/17: After SFIG adoption, finding rated a non-material EV2, B rating for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.81%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 775; General Comp Factor 1 :  UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49%

300335611	7a10fd72-f905-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	The hazard insurance coverage does not match or exceed the loan amount. The file does not contain an Insurance Company Cost Estimator or Processor Certification.
04/18/17: Insured has extended coverage; in addition to the Dwelling coverage of $XXX,XXX, there is additional coverage in the amount of $XXX,XXX. Total coverage is $XXX,XXX, which exceeds the loan amount. No additional documentation should be required.

04/19/17: Upon further review, 150% replacement coverage. Condition cleared. 04/08/17:  Please provide a replacement cost estimator provided from the insurance company showing sufficient coverage. Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.81%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 775; General Comp Factor 1 :  UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49%

300335611	1aa77ee0-d305-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property is located in a FEMA declared designated disaster area. Inspection post closing was not provided.		03/15/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.81%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 775; General Comp Factor 1 :  UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49%

300335611	cb9d8026-e981-4e0f-a55b-db11f98f6b29	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A	The MERS fee reflected in section (A) of the post Closing Disclosure dated (xx/xx/xxxx) should be reflected in section B, with the name of the payee.	03/28/17: The MERS fee is part of the origination charge and should remain in Section A. Please clear this condition.	03/29/17: MERS Fee in section A is sufficient as long as they did not list a payee. Condition rescinded. 03/29/17: Sent to counsel for review.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.81%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 775; General Comp Factor 1 :  UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49%

300335608	e2b27ed4-079c-4e5d-acf8-ed39c1e814e9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335608	90b2274d-1728-4ce8-8efc-48ae6cd2659b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The initial and final CD reflects Title-Examination Fee of $XX.XX and the LE and WLSP dated XX/XX/XXXX reflects Title-Title Search Fee $XX. The naming convention is not consistent.
04/2017: LOE from lender stating the fees are one in the same as the purpose of either is to determine the origin and validity of title. LE states title search and the CD title exam when preparing the loan to close. Loan will be rated a B.

300335608	704050ef-5803-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/09/2017: CDA provided reflecting a value of $1,195,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335607	e2ce5cbd-d409-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Section E/Transfer taxes of the initial, interim and final Closing Disclosure lists the title company as the payee and not the Government entity the fees are being paid to.
4/13/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.00%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802; Years in Field Borrower has 40 years in Field

300335607	6211426f-d509-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verification of Rent	Provide cancelled checks or VOR from apartment complex/property manager, confirming X x XX for prior 12 months. The rental history was not found in the loan file.	03/31/17: File contained copy of lease and 24 months payment history. Please see attached.	04/04/17: 24 months payment history provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.00%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802; Years in Field Borrower has 40 years in Field

300335607	e5cd643c-40e1-4057-97b5-b6e6e43be5cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The initial, interim and final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		04/13/17: Cured post close. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.00%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802; Years in Field Borrower has 40 years in Field

300335607	02579990-280e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	File is missing borrowers documented Intent to Proceed. Disclosure in file was not signed.		04/13/17: Lender provided the borrower's documented intent to proceed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.00%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802; Years in Field Borrower has 40 years in Field

300335607	63b28353-2487-4b5c-a077-124d393bdc75	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.
04/13/17: Lender provided the borrower's and co-borrower's Consent to Receive Communications Electronically. Condition Cleared.04/04/17: Documents in the file are e signed prior to the date on the e consent provided. Please provide the e consent that corresponds to the documentation in the file. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.00%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802; Years in Field Borrower has 40 years in Field

300335607	23889734-c009-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/21/2017: CDA provided reflecting a value of $1,025,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.00%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802; Years in Field Borrower has 40 years in Field

300335604	7f3f9938-6b0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $1,239,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335604	c5ce8b68-0f8b-40a4-910d-2c4c6c9f161c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing seller's Closing Disclosure.	03/23/17: Final CD reflects a combined CD for sellers and borrowers figures.
03/27/17: Title Commitment does not reflect a payoff for the seller. ALTA settlement statement is not in the file. Please provide the seller's CD. Condition maintained.04/24/17: Buyer’s CD contains required seller’s costs information, no separate seller disclosure required

300335604	fd1f99b9-9729-47e0-8455-c3512a93c1c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The final LE dated XX/XX/XXXX and the initial and final CD reflects an Appraisal-Extra Trip Fee of $XXX and the initial LE dated XX/XX/XXXX  reflects an Appraisal-Rush Fee of $XXX. The naming convention is not consistent.
															Final CD reflects a combined CD for sellers and borrowers figures. LE’s are estimates, they can change. Per Appraisal Invoice this is called a Trip Fee.	03/27/17: Naming convention needs to be consistent between the LE and CD's. Condition maintained. 05/08/17 - This is considered non-material, this will be graded as a level B
300335604	fa326c4c-6b0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		03/27/17: Lender provided evidence of the borrower’s consent to receive documents electronically. Condition cleared.
300335604	c6d5f6ca-1215-4508-9b64-3125b7f159b8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business disclosure dated within # days from application in missing borrowers signature.		03/31/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.
300335603	9cb496ae-f8b3-4d09-8d05-2da640a11b76	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section H, Other, of the initial and final Closing Disclosure reflects borrower paid Property Taxes Full Year of $X,XXXX.XX which should be reflected in Section F, Prepaids.
5/04/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided are deemed acceptable. Loan will be graded a B for all agencies.

300335603	0a0a8045-bdb5-4fbc-959c-96980ffc7892	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD TOP is $XXX,XXX.XX and the actual is $XXX,XXX.XX, difference of $X.XX.		Cured post close. The CD TOP is $XXX,XXX.XX and the actual is $XXX,XXX.XX, difference of $X.XX. Total less than $100 considered non material B grade.
300335603	574e3af7-76ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation	Page 2 of the mortgage states the legal description is made a part hereof as "Exhibit A". Exhibit A is not attached.	03/22/17: Recorded Mtg
04/19/17: This has been reviewed by our compliance department and considered acceptable. Condition cleared. 03/29/17: The deed reflects an attachment for legal description as a requirement. Please provide Exhibit A. Condition maintained.

300335603	5ba95e02-80fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/08/2017: CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335602	236fa363-8903-41e0-8e36-a3195a17afca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An affiliated business disclosure was not provided in the file.		04/04/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335602	502c4681-a609-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The final closing disclosure Section E Transfer Taxes did not list a payee.A post close closing disclosure corrected the discrepancy.		The final closing disclosure Section E Transfer Taxes did not list a payee. A post close closing disclosure corrected the discrepancy. Loan will be rated a B.
300335602	0244d0e2-a609-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/20/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335602	1f95c377-2164-41d8-8723-6cd2bfcec1f0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		03/15/17 - Over-disclosure of TOP less than $100 is considered a non-material finding. Loan will be graded a B for all agencies.
300335602	4a6f9931-680f-4c74-9952-d58983658103	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX A month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes. the actual amount of $XXX.XX

04/12/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.

300335602	2e316dcf-a609-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/16/2017: CDA provided reflecting a value of $815,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335599	945e39e1-707b-42f0-8e25-b05765978f1f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $XXX,XXX.XX The actual total of payments is $XXX,XXX.XX an over-disclosure of $X.XX.		Issue Resolution: “03/17/2017: Over-disclosure of TOP less than $100 is considered a non-material finding. Loan will be graded a B for all agencies.”
300335599	bf9ed19c-0d0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/20/2017: CDA provided reflecting a value of $695,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335599	9fd94d05-0e0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Home Warranty Fee is reflected in section B, of the final Closing Disclosure. The Home Warranty Fee should be listed in section H of the CD.
04/11/17: Any fee that starts in section B must remind in this section and the lender is upheld to the zero tolerance. In this case the Home Warranty is started in section B on the initial LE and should remain in  this section unless the fee was dropped.

04/13/17: Since the lender is only required to list one service provider per service, regardless if they have multiple preferred providers, they meet the requirement by listing only one provider.  It would be safe to assume that because the lender listed the fee in section B (which is more conservative) it is a preferred provider who was not listed on the WLSP. Condition rescinded.

300335599	ca58ba01-2c0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home Warranty fee in section B is missing the payee on the closing CD.		03/17/2016-“Cured Post Close” and the final rating if this is your only condition is a “2”.
300335599	c2d2e7ed-b3ff-4051-a45e-005ce80c028a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing "valid" WLSP. The WLSP in file refers to the GFE which is for Pre-TRID use.
3/28/17: The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE. WLSP referencing a GFE is non-material. Loan will be graded a B.

300335599	21289c1e-2d0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The rate lock is missing from the loan file.		04/24/2017: Rate lock, Change in Circumstance and LE located in original loan file. Condition rescinded.04/04/17: Rate lock agreement required for compliance testing. Condition maintained.
300335595	a1b4c4d9-8ea6-492e-a91a-62595f6c02a2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Final Closing Disclosure Section E did not include the payee for State Tax/Stamps. A closing disclosure was revised by the lender post close to correct the discrepancy.		The Final Closing Disclosure Section E did not include the payee for State Tax/Stamps. A closing disclosure was revised by the lender post close to correct the discrepancy. Loan will be rated a B.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%; loan qualified with DTI of 42.43%; FICO is higher than guideline minimum UW guides require FICO of 700; loan qualified with FICO of 740; Years on Job Borrow has 7.5 years on job.

300335595	7896c715-1308-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	A verbal verification of employment was not provided prior to the closing.
05/04/17:  Guidelines state, a verbal verification of employment must be completed within 10 business days of the note date for all business channels. In addition, for Correspondent, lender's internal staff will complete a VVOE within 5 business days of the purchase/funding date. Military employment may be verified with the Leave and Earnings Statement (LES) dated within 30 calendar days of closing  in lieu of any Verbal VOE XX/XX/XX: VVOE's are dated post close.  Written VOE within 10 days. Condition cleared.

 DTI is lower than guideline maximum UW guides maximum DTI of 43%; loan qualified with DTI of 42.43%; FICO is higher than guideline minimum UW guides require FICO of 700; loan qualified with FICO of 740; Years on Job Borrow has 7.5 years on job.

300335595	5bf21505-2508-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
3/16/2017: A copy of the recorded mortgage provided is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%; loan qualified with DTI of 42.43%; FICO is higher than guideline minimum UW guides require FICO of 700; loan qualified with FICO of 740; Years on Job Borrow has 7.5 years on job.

300335595	ed60955b-5fed-422e-b0d7-edb3a2c7ca98	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Final Closing Disclosure Section B included a Title - Settlement Fee.  The fee should have been included in Section C and a closing disclosure was revised by the lender post close to correct the discrepancy.

The Final Closing Disclosure Section B included a Title - Settlement Fee.  The fee should have been included in Section C and a closing disclosure was revised by the lender post close to correct the discrepancy. Loan will be rated a B.

 DTI is lower than guideline maximum UW guides maximum DTI of 43%; loan qualified with DTI of 42.43%; FICO is higher than guideline minimum UW guides require FICO of 700; loan qualified with FICO of 740; Years on Job Borrow has 7.5 years on job.

300335595	d777440c-1308-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/15/2017: CDA provided reflecting a value of $650,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%; loan qualified with DTI of 42.43%; FICO is higher than guideline minimum UW guides require FICO of 700; loan qualified with FICO of 740; Years on Job Borrow has 7.5 years on job.

300335595	ae1b8b8e-43c9-40c4-9803-1aecc354637c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An affiliated business disclosure was not provided in the file.		03/15/2017: Audit located evidence in original loan file Lender has no affiliates. Condition rescinded.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%; loan qualified with DTI of 42.43%; FICO is higher than guideline minimum UW guides require FICO of 700; loan qualified with FICO of 740; Years on Job Borrow has 7.5 years on job.

300335595	bccb2e03-3567-45bf-b63f-1baeed87cba3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	Total of payments is over-disclosed by $X.XX.		03/14/17 - Over disclosure of $X.XX is considered non-material and will be graded a B.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%; loan qualified with DTI of 42.43%; FICO is higher than guideline minimum UW guides require FICO of 700; loan qualified with FICO of 740; Years on Job Borrow has 7.5 years on job.

300335593	bcabbaba-8b02-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Purchase contract addendum	Missing addendum to purchase contract changing sellers credit from $XX,XXX to $XX,XXX.XX as reflected on final CD. Addendum to be signed by all parties to the transaction.	05/02/17: Its not a requirement to have the final Seller CD. The amount on the borrower CD is correct as to the amount credited from the seller.
05/04/17; SFIG would not consider this as part of the scope. Condition rescinded. 05/04/17: Client has adopted SFIG guidance.  Sent to compliance for review. 03/28/17: Per counsel, there is no issue with the seller credit being higher.  However, the seller credit on the seller document doesn’t match the amount of the seller credit on the borrower document.  Please provide an LOE for the $XXX.XX variance in the credit. Condition maintained. 03/28/17: Sent to counsel for review.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 96months reserves, loan qualified with 61.60 months reserves; Years in Field Borrower has 20 years in Field  ; Years on Job Borrower on job 6 yeasrs

300335593	6588bf6b-1800-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	03/13/2017: CDA	03/13/2017: A CDA report reflecting a value $795,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 96months reserves, loan qualified with 61.60 months reserves; Years in Field Borrower has 20 years in Field  ; Years on Job Borrower on job 6 yeasrs

300335593	a1eb2bba-1900-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
1)Final Closing Disclosure in file reflects Homeowner's Dues in Section C; fee should be reflected in Section H.  2) Final CD Section E reflects Transfer Taxes paid to the Title Company. CD needs to reflect name of Government Entity.

03/30/2017:  Received explanation letter. There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  03/18/17: Lender provided the corrected CD, however missing the LOE to the borrower, and is not within 60 days of consummation. Condition maintained. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 96months reserves, loan qualified with 61.60 months reserves; Years in Field Borrower has 20 years in Field  ; Years on Job Borrower on job 6 yeasrs

300335593	9d56fb92-8d02-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately
The Estimated Taxes, Insurance & Assessments section on Loan Estimate dated XX/XX/XXXX is missing the explanation HOA for the field Other. Appraisal in file is dated XX/XX/XXXX indicating subject is a condo with HOA dues.
03/13/2017: DD response
03/13/2017: Audit reviewed the Lender Rebuttal, and has determined that the final CD reflects Estimated Taxes, Insurance & Assessments section with HOA for the field Other. LE missing said information is a non-material grade B. Loan will be rated a 'B' for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 96months reserves, loan qualified with 61.60 months reserves; Years in Field Borrower has 20 years in Field  ; Years on Job Borrower on job 6 yeasrs

300335593	b8830fda-ad85-4826-aa24-8b0a7dc639d5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The file is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 96months reserves, loan qualified with 61.60 months reserves; Years in Field Borrower has 20 years in Field  ; Years on Job Borrower on job 6 yeasrs

300335593	9202966f-ea87-46cc-9332-45c312228416	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The final CD reflected total of payments as $X,XXX,XXX.XX.The Actual total of payments is $X,XXX,XXX.XX an over-disclosure of $XXX.XX. It appears the Lender included $XXX.XX in fees paid by lender in the TOP calculation.
03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 96months reserves, loan qualified with 61.60 months reserves; Years in Field Borrower has 20 years in Field  ; Years on Job Borrower on job 6 yeasrs

300335591	50e94076-4308-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Title Coverage	The loan amount coverage is missing from title in file.		3/16/2017: Final title policy provided indicates sufficient title coverage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26 months reserves; Years Self Employed : Borrower has 10 years Self Employed

300335591	8cb42642-2122-4963-9702-c1c81b6f947e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing the borrower's signed intent to proceed from the loan file.		3/16/2017: Borrower's signed intent to proceed was provided. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26 months reserves; Years Self Employed : Borrower has 10 years Self Employed

300335591	0a7c4138-cf0e-48d7-ac7c-ab369ac80b2b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing the seller's Closing Disclosure from file.	03/22/17: The final CD is combined CD, which means the figures for the borrowers and seller are listed together on one CD.
03/31/17: Seller CD provided. Condition cleared. 03/28/17: Title Commitment does not reflect a payoff for the seller. ALTA settlement statement is not in the file. Please provide the seller's CD. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26 months reserves; Years Self Employed : Borrower has 10 years Self Employed

300335591	b018aec9-3e08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/15/2017: CDA provided reflecting a value of $1,850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26 months reserves; Years Self Employed : Borrower has 10 years Self Employed

300335591	9d29c586-ab8b-4d76-94ba-fbb3b59e7938	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.	03/22/17: Settlement Agent is a title company; License # is not requited.
04/17/17: Loan will be graded a B.  3/31/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  03/28/17: The final Closing Disclosure is missing either the NMLS or License Number of the Settlement Agent. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26 months reserves; Years Self Employed : Borrower has 10 years Self Employed

300335591	90f2d9ee-4208-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement
Missing lease agreements for property #2 and property #3 listed on the 1003.  Per Appendix Q, both IRS From 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.

04/17/17: For property #2,lender did not use rental income for qualifying. We used a total of $XXX.XX taxes and insurance. For #3, only rents for one property were used. Rents for the other, were not used in qualifying. Lease is in the file. 03/28/17:The rental income was not used for all properties. Please reference underwriter notes: Property #1: current residence. Converting to rental property, accounted for full PITIA. Property #2: rental. Owned free and clear accounted for full PITIA. Property #4: rental. Owned free and clear accounted for full PITIA. Property #3; 2-4 unit rental.  Owned free and clear. Lease for both units in file - Property #3 lease expired and went month to month as of XX/XX/XXXX, borrower paid rent via $XXX check and $XXXX cash, due to being unable to verify the cash portion, UW excluded the $XXXX/month rent from the rents received on the cash flow form - only accounted for the rents from  second property #3.
04/17/17: Rents for the second property were not used to qualify. Condition cleared. 03/28/17: Please provide the Lease agreement for the property listed # 2 on the final 1003. Condition maintained.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26 months reserves; Years Self Employed : Borrower has 10 years Self Employed

300335586	091673ac-cd51-4af5-af9e-454bfda48219	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrower(s).
04/12/2017: : Audit acknowledges that the Lender is unable to produce said document within 3 days of application date, and loan will be rated a B.03/27/2017:  Received copy of Home Loan Toolkit.  It is undated.  Audit located a processor cert and submission sheet in the file dated XX/XX/XXXX which is > 3 days from application date of XX/XX/XXXX.  Condition remains.

300335586	f6e5bb80-6f0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $777,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335585	eb99772b-500f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Tax Proration (Buyer credit to Seller) was disclosed in Section H of the final and post close closing disclosure. This fee should be in Section K for the Buyer and Section N for the Seller.
03/29/2017:  Received post consummation CD correction Section H, Section C Section K and Section N.  Cure provided is > 60 days post-closing.  Loan will be rated an EV3.4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335585	ebd2377d-500f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Home Warranty Fee was disclosed in Section C, of the initial, final and post close Closing Disclosure. Home Warranty fees belong in section H Other Fees.
03/29/2017:  Received post consummation CD correction Section H, Section C Section K and Section N.  Cure provided is > 60 days post-closing.  Loan will be rated an EV3.4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335585	481d7fce-77d9-4d9f-8fbe-f31011684e92	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		03/22/2017: Over disclosure is < $XXX. Loan to be rated a B for all Agencies.
300335585	b6f65f04-860e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/24/2017: CDA provided reflecting a value of $1,775,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335584	024187dc-edd1-439c-a471-c856151e21c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
Transfer Taxes on final CD is $XX.XX. LE dated XX/XX/XXXX lists Transfer Taxes as $XX. This fee is a 0% tolerance fee.  Lender tolerance cure of $X.XX is required.  Cure provided per Lender credit on final CD.

03/14/2017: Final CD shows a sufficient tolerance cure in the amount of XXX.XX of which $XXX is for increase of appraisal fee in a X% tolerance section; balance of $X.XX applied towards transfer taxes. Loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.66%; Years on Job Borrower has 11.3 years on job; Years on Job Co-borrower has 11.2 years on job
300335584	83faf2b1-da08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Appraisal fee on final CD is $XXXX. LE dated XX/XX/XXXX lists appraisal fee as $XXX. This fee is a X% tolerance fee.  Lender tolerance cure of $XXX is required.  Cure provided per Lender credit on final CD.

03/14/2017: Final CD shows a sufficient tolerance cure in the amount of XXX.XX  for increase of appraisal fee in a X% tolerance section; balance of $X.XX applied towards transfer taxes. Loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.66%; Years on Job Borrower has 11.3 years on job; Years on Job Co-borrower has 11.2 years on job
300335584	ef9588a7-d908-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing LOE
Missing LOE from co-borrowers employer regarding the YTD income does not reflect any prior history for the past X months.  Approval in file requires LOE.  LOE is required in order for loan to be classified as a Qualified Mortgage.

03/21/2017: Provided LOE from borrower, located in the file. Borrower worked for XXXX for XX.X yrs and was entered on the 1003 as such, although probably should have been entered differently since borrower was working for different agencies within the XXXX.
																03/21/2017: Audit reviewed the LOE provided within the loan file, and has determined that the documentation submitted is deemed acceptable. Condition rescinded.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.66%; Years on Job Borrower has 11.3 years on job; Years on Job Co-borrower has 11.2 years on job
300335584	da2f0c04-c158-4768-8654-06814efe02d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure.		03/15/2017: Audit located evidence in original loan file Lender has no affiliates. Condition rescinded.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.66%; Years on Job Borrower has 11.3 years on job; Years on Job Co-borrower has 11.2 years on job
300335584	2acd10aa-db08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/15/2017: CDA provided reflecting a value of $618,500 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.66%; Years on Job Borrower has 11.3 years on job; Years on Job Co-borrower has 11.2 years on job
300335584	6f437c66-db08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Final Closing Disclosure in file Section E reflects State Tax/Stamps paid to state Transfer Tax. Specific name of government entity is required.
4/13/2017: Received post consummation dated > 60 days post-closing. There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.66%; Years on Job Borrower has 11.3 years on job; Years on Job Co-borrower has 11.2 years on job
300335584	8fed736a-d908-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Purchase contract addendum	Missing addendum to purchase contract reflecting sellers credit towards closing costs in the amount of $X,XXX as reflected on final CD. Addendum to be signed by all parties to the transaction.		04/10/17: Lender provided the addendum to the Sales Contract listing the seller credit towards the closing costs. Condition cleared.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.66%; Years on Job Borrower has 11.3 years on job; Years on Job Co-borrower has 11.2 years on job
300335583	b9bba5d0-9f0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's Parcel Number is not consistent between Appraisal and title.		04/22/17:Amended appraisal provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO o 761; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  250.90 months reserves

300335583	11bfde97-f111-49e9-b8d8-d5eace6b49de	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $X,XXX,XXX.XX vs. actual Finance Charge of $X,XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $XXX allowable tolerance for purchase Transactions.

04/27/20017:  Audit recalculated Amount Financed and Finance Charges.  Amount financed matches, no difference.  Finance Charge is off by $X.XX.  Condition cleared.04/22/17: Please provide a corrected CD, LOE and proof of delivery. Condition maintained. 04/07/17: Upon further review, attorney fee removed. Fees included in the finance charge: Administration Fee Lender Borrower $XXX.XX, Processing Fee Lender Borrower $XXX.XX ,Tax Service Fee Other Borrower $XX.XX,,Title - Settlement Agent Fee Other Borrower $XXX.XX ,Underwriting Fee Lender Borrower $XXX.XX ,Flood Cert Life of Loan Other Borrower $X.XX ,Prepaid Interest / Odd Days Interest - Prepaids Lender Borrower $X,XXX.XX.  Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO o 761; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  250.90 months reserves

300335583	221772f9-600e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	File does not contain evidence reo's #1 and #2 on the loan application are owned free and clear.		04/14/17: Lender provided the property report showing the REO #1 and #2 are owned free and clear. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO o 761; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  250.90 months reserves

300335583	348569ec-3136-4c39-9672-611db3f642f0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO o 761; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  250.90 months reserves

300335583	f2c3ea32-b00d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $X,XXX,XXX.XX vies. actual $X,XXX,XXX.XX, an over disclosure of $X,XXX.XX

04/27/20017:  Audit recalculated Amount Financed and Finance Charges.  Amount financed matches, no difference.  Finance Charge is off by $X.XX.  Condition cleared.04/22/17: Please provide a corrected CD, LOE and proof of delivery. Condition maintained. 04/14/2017:  TILA 130(b) - within 60 days of discovery.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.04/07/17: Upon further review, attorney fee removed. Fees included in the finance charge: Administration Fee Lender Borrower $XXX.XX, Processing Fee Lender Borrower $XXX.XX ,Tax Service Fee Other Borrower $XX.XX,,Title - Settlement Agent Fee Other Borrower $XXX.XX ,Underwriting Fee Lender Borrower $XXX.XX ,Flood Cert Life of Loan Other Borrower $X.XX,Prepaid Interest / Odd Days Interest - Prepaids Lender Borrower $X,XXX.XX.  Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO o 761; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  250.90 months reserves

300335583	55ba6e03-5b0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The file does not contain a hazard insurance declaration page for the subject property with sufficient coverage.		03/30/17: Lender provided the Insurance Binder for the subject property. HO insurance shown on the file CD. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO o 761; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  250.90 months reserves

300335583	63c55fd2-600e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	File does not contain taxes and insurance for reo's #1 and #2 on the loan application.		04/22/17: Tax and insurance provided for REO #2. Condition cleared. 04/14/17: Tax and insurance provided for REO #1. Please provide tax and insurance for REO#2. Condition maintained.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO o 761; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  250.90 months reserves

300335583	c72f4d7c-7b26-46bb-a454-29f11fa64b5e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an under-disclosure of $X,XXX.XX.		03/30/2017: Client acknowledged. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO o 761; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  250.90 months reserves

300335583	6cda6db5-f49e-46cd-8f02-c38d9e0fe56a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Special Information Booklet / Home Loan Toolkit not provided.		04/07/17: Lender provided evidence of the Home loan toolkit within 3 days of the application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO o 761; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  250.90 months reserves

300335583	b28cbdd8-ae0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/22/2017: CDA provided reflecting a value of $1,750,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO o 761; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  250.90 months reserves

300335583	53851369-b3d8-484f-bc07-20abddf08a00	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XX% over-disclosed.		04/14/2017: No potential cure. Finding is deemed material. 04/24/17: After SFIG adoption, finding rated a non-material EV2, B rating for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO o 761; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  250.90 months reserves

300335582	d2a7b73c-9d0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/24/2017: CDA provided reflecting a value of $837,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves; Years on Job Co-borrower has 12 years on job; Years on Job Borrower has 22 years on job

300335582	165fe14c-e30f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F of the final Closing Disclosure indicates prepaids are collected. The number of months collected for the Property Taxes was not completed.	04/04/2017: PC CD
04/27/2017:  Received post consummation DE, explanation letter and air bill.  Condition cleared.04/04/2017: Audit reviewed Post Closing CD, and has determined that the Section F number of months collected for the Property Taxes was not completed. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves; Years on Job Co-borrower has 12 years on job; Years on Job Borrower has 22 years on job

300335582	966cc0be-44e9-460e-913e-3cb9dbd43931	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)	The final Closing Disclosure Closing Cost page 1 reflects $X,XXXX.XX which does not match Closing Costs Subtotals page 2 of $X,XXX.XX minus $XXX minus $X,XXX.XX = $X,XXX.XX	04/04/2017: response	04/04/2017: Audit re-analyzed the final CD, and has determined that the Closing Cost totals are correct ($X,XXX.XX - $X,XXX + $XXX= $X,XXX.XX). Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves; Years on Job Co-borrower has 12 years on job; Years on Job Borrower has 22 years on job

300335582	6ad74fe9-5619-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	Audit review of missing Settlement Agent number on CD is a non-material grade B. Loan will be rated a 'B' for all agencies.		Audit review of missing Settlement Agent number on CD is a non-material grade B. Loan will be rated a 'B' for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves; Years on Job Co-borrower has 12 years on job; Years on Job Borrower has 22 years on job

300335582	d14023a6-ae38-43e4-be3e-0ec94e1a893b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented
The final Closing Disclosure dated XX/XX/XXXX is missing the names of all parties with vested interest. Rescindable transaction require that all parties with vested interest in the property receive a copy of the Closing Disclosure.
															04/04/2017: DD response	04/04/2017: Audit reviewed complete copy of executed Final CD reflecting both borrowers, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves; Years on Job Co-borrower has 12 years on job; Years on Job Borrower has 22 years on job

300335582	a97fafe1-e00f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Purchase contract addendum	Missing addendum to purchase contract reflecting final sales price of $XXX,XXX as reflected on borrowers and sellers Closing Disclosure. Addendum to be signed by all parties to the transaction.	04/04/2017: Addendum	04/04/2017: Audit reviewed the Addendum to the Purchase Agreement, and has determined that the documentation submitted reflects $XXX,XXX.XX as Total Purchase Price. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves; Years on Job Co-borrower has 12 years on job; Years on Job Borrower has 22 years on job

300335582	2b6fb802-0d31-47c1-a443-cdb53909eeb1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.		TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged, loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves; Years on Job Co-borrower has 12 years on job; Years on Job Borrower has 22 years on job

300335582	1b8648dd-e20f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing complete copy of the final Closing Disclosure; page 5 is missing. Unable to determine 1)Contact Information completed correctly, 2) Total Interest Percentage (TIP) and Total of Payments (TOP) cannot be run correctly; and 3) missing signatures of vested owners.
															04/04/2017: PC CD	04/04/2017: Audit reviewed executed Final CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months reserves; Years on Job Co-borrower has 12 years on job; Years on Job Borrower has 22 years on job

300335576	6c8e9fdc-3b0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The amount of insurance required is $X,XXX.XX vs. the actual amount of coverage $XXX,XXX. The amount of coverage is short by $xxx,xxx. Missing evidence of Cost Estimator provided by the Insurance Company to determine proper replacement cost.

06/08/2017: Replacement Cost Estimator04/18/17: Insured has A1 - Replacement cost; no additional documentation to determine adequate coverage should be required. Policy contains replacement cost coverage, which means the coverage will always cover the replacement cost of the property. No additional documentation should be required.

06/08/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.05/23/2017:  Client does not allow the use of the appraisal to determine replacement costs.  Condition remains.04/19/17: Need to know the replacement cost estimated by the insurance company. Condition maintained. 04/11/17:  Please provide a replacement cost estimator provided from the insurance company showing sufficient coverage. Condition maintained.

300335576	ffdd1a12-0c0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/17/2017: CDA provided reflecting a value of $1,570,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335576	753662cf-86c9-4f02-9de6-3592880f8d9d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID Number of the Settlement Agent is missing.		03/17/2017: Post Closing CD dated 01/24/2016 reflects the Settlement Agent's License ID Number. Loan will be graded a B for all agencies.
300335576	041f8e3f-0c0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		03/17/2017: Post Closing CD dated XX/XX/XXXX reflects the actual government entity. Loan will be graded a B for all agencies.
300335576	a0eb2b79-3f5b-4699-ad03-fdb1a5e6841a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing seller's Closing Disclosure.
03/30/2017:  The title policy reflects a mortgage for the Seller.  There is no payoff on the Closing Disclosure on the Seller side.  Condition remains.04/24/2017: Buyer’s CD contains required seller’s costs information, no separate seller disclosure required

300335573	1f213953-da91-47e5-891e-96fec4e53cfb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335573	6031e954-1582-4044-ba7a-f4ec42f141e1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing E consent		04/06/17: Lender provided the borrower's and co-borrower's Consent to Receive Communications Electronically. Condition Cleared.
300335573	ccf02670-e0e9-4b42-84a6-e8ab382d12f3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure is missing the name of the service provider.		03/11/2016: A Post Closing CD provided in the loan file reflects the correction. Loan will be rated a B for all agencies
300335573	a292cc13-7244-4543-a428-6e08c04bab01	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final closing disclosure reflected total of payments as $X,XXX,XXX.XX The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XXX.XX.		03/28/17: Lender allows TOP over-disclosures less than or equal to X% of the loan amount to be considered non-material. Condition acknowledged.
300335573	effbbe4f-8c0c-415d-9fb2-bceedf0d4f2c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.
Total Interest Percentage (TIP) is not accurate. : The final closing disclosure reflects Total Interest Percentage (TIP) of (XX.XX%) vs actual TIP of (XX.XXX%) with a difference of ( .XXX%) over-disclosed

04/12/2017: Audit acknowledges the client approved exception for TIP. Loan will be rated a B.04/05/17: Total Interest Percentage (TIP)  Calculation Formula  Total Interest Percentage = (Total Interest Paid + Prepaid Interest) / Total Final Loan Amount  Total Interest Paid: $XXX,XXX.XX , Prepaid Interest: X.XX,  Total Final Loan Amount $XXX,XXX.XX

300335573	6eaa373e-a105-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing intent to proceed.		04/06/17: Lender provided the borrower's documented intent to proceed. Condition cleared.
300335573	2d3b1acf-a005-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/15/2017: CDA provided reflecting a value of $810,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335572	3a853fbf-650d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/23/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.06%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  198.60 months reserves

300335572	cc862f5e-5c0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The Estimated Taxes, Insurance & Assessments section on final Closing Disclosure is missing the explanation HOA for the field Other.
4/26/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.06%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  198.60 months reserves

300335572	1a3716b1-650d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/21/2017: CDA provided reflecting a value of $1,565,900 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.06%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  198.60 months reserves

300335572	824c6836-5c0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Purchase contract addendum
Missing addendum to purchase contract reflecting sellers credit towards borrowers closing cost of $X,XXX.XX as reflected in final CD and sellers CD.  Addendum to be signed by all parties to the transaction.
04/13/17: Addendum is attached to sales contract. speaks to seller renting back property for portion of time at rate of borrower's PITIA. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.06%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  198.60 months reserves

300335570	27ceb098-85e3-4063-8f3b-edcbea2e83b4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower.		03/14/2017: Received evidence of E-consent. Condition cleared.
300335570	44f3047b-c9b2-4e58-9376-3c0e9dae942c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing copy of the sellers CD.	CD is a combined CD that shows the fees paid by the borrower and seller, a separate CD is not required.
03/14/2017:  Received Seller CD.  Condition cleared.03/10/3017:  Audit reviewed original loan file.  The preliminary title report reflects a first and second mortgage for the seller.  There are no mortgage payoffs on the seller side of the final CD. Condition remains.

300335570	6b1d7707-4400-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final CD Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		03/14/2017: Received post consummation CD reflecting Settlement Agent's license number. Condition cleared.
300335570	010dab03-4800-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/08/17: Inspection provided. Property free & clear of disaster related damage. Condition cleared.
300335570	e47e2955-4400-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final CD in file Section E Transfer Taxes missing name of payee.
04/20/17: Please note that there is not a difference of $3,083.48 in the cash to close amount. On the final CD, cash to close amount was $XXX,XXX.XX. On the post-consummation CD, the cash to close amount is calculated as $XXX,XXX.XX, for a difference of $XXX.XX. This minimal difference is due to small changes in Closing Costs and Assessments paid by the seller. 04/07/17: Post Consummation CD issued on XX/XX/XXXX is a re-disclosure for the disbursement of funds. Loan is in XXXXXXXXX, an escrow state, and disbursement is completed after closing. No proof of refund should be required as this is a reflection of how the loan disbursed initially.

4/24/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies. 04/08/17: Please provide evidence or refund. Condition maintained. 03/14/2017:  Received post consummation CD, explanation letter and evidence of delivery.  The payee for transfer taxes in Section F has been added.  The final CD reflected cash to lose of $XXX,XXX.XX.  The post consummation CD reflects cash to close of $XXX,XXX.XX, a difference of $XXXX.XX.  Missing evidence of refund.  Condition remains.

300335570	226e3d70-8eff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/06/2017: CDA provided reflecting a value of $855,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335567	3955675f-04d5-4929-86e6-c8c7f4504b57	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes/hazard insurance/flood insurance/HOA vs. the actual amount of $X,XXX.XX.

04/12/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.

300335567	0b30b683-0714-4c60-9575-aa9237d584c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		3/24/2017: The TOP over-disclosure is < $XXX and is considered not material. Loan will be rated a B for all agencies.
300335567	05f04668-ed0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Final Closing Disclosure listed 9A report in Section H; however, per TRID this is required to be located in section C as it is tile item.
04/17/17: The 9A report is required and issued by the City, Department of Building and Safety.  It is not required by the creditor for lending, therefore, it is appropriately disclosed in section H. Condition rescinded. 04/17/17: Sent to compliance for review.

300335567	65626936-ee0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/27/2017: CDA provided reflecting a value of $1,250,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335567	fd615b97-4a68-4f78-a7cb-c584169beec9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The loan file is missing the Affiliated Business Disclosure.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335565	c1bc9d99-d101-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
03/28/17: Lender provided evidence that the mortgage/Deed of Trust for the subject loan was sent for recording. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  11.40 months reserves; Years on Job Borrower has 15 years on job

300335565	b84bb8c9-d8fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/07/2017: CDA provided reflecting a value of $1,350,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  11.40 months reserves; Years on Job Borrower has 15 years on job

300335565	a1173aaa-da01-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The hazard insurance policy in the file does not reflect the lender as loss payee.
Attached the Hazard Insurance Calculation form and the appraisal cost to build new information. In addition to the Hazard Insurance Calculation form indicating the policy has adequate coverage for the structure. The Endorsement lists the Building Structure Reimbursement has extended limits up to XXX% of the coverage A on the dec page.
4/18/2017: Hazard insurance dec page reflects the mortgagee information for the lender on the Note, this is deemed acceptable. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  11.40 months reserves; Years on Job Borrower has 15 years on job

300335565	e169d5a8-db01-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
For the State of XX, the loan amount is higher than dwelling coverage creating an insurance shortfall. The file does not contain the Insurance Company Cost Estimator or a signed Processor Certification.

03/18/17: Upon further review, with the building structure reimbursement extended limits endorsement of XXX% replacement cost coverage A dwelling or coverage B other structures provided from the insurance company. Sufficient coverage was provided. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  11.40 months reserves; Years on Job Borrower has 15 years on job

300335563	d3389593-aa0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/21/2017: CDA provided reflecting a value of $800,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  102.50 months reserves

300335563	422f341b-450e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Missing evidence REO # 2 on the loan application is owned free and clear.		04/13/17: Property report provided verifies the property is free and clear. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  102.50 months reserves

300335563	24399c59-3c0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation	File does not contain a CPA letter on CPA letterhead that reflects no negative impact on the self-employed business for relocating >180 miles away from the business.
04/11/17: For the first finding the borrower has been working out of a suite in Washington but the tax returns and business VVOE shows the company is based out of Oregon which is the location of the subject. The borrower also works in IT consulting which is a field that could be worked from various locations. A CPA letter is not warranted.

04/13/17: Upon further review,  the guidelines do not stipulate that a CPA letter that reflects no negative impact on the self-employed business for relocating >180 miles away from the business. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  102.50 months reserves

300335563	c33a8764-57e5-45ed-9881-f49919780f0e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  18.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  102.50 months reserves

300201501	c1fe5524-d59a-44de-9174-7fec86a3b969	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the  taxes vs. the actual amount of $X,XXX.XX

08/10/2016: revised CD08/10/2016: We use the best available info at the time of closing. In this case, we used the higher figure per the appraisal. Attached is the tax search. Where are you getting $X,XXX.XX?

08/10/2016: Audit reviewed revised CD with corrected Estimated Taxes, Insurance and Assessments, and has determined that documentation submitted is deemed acceptable. Condition cleared.08/10/2016: Audit reviewed loan file, and has determined that a Property Tax Bill Quarterly Statement on page XXX reflects total tax of $XX,XXX.XX. Condition remains.

 Reserves are higher than guideline minimum UW Guides required 9 months reserves. loan qualified with 59.80 months reserves; Years in Primary Residence Borrower has resided in subject for 10 years.; Years on Job Borrower has 15.50 years Self Employed

300201501	61f5399d-735d-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/08/2016: CDA provided reflecting a value of $2,222,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides required 9 months reserves. loan qualified with 59.80 months reserves; Years in Primary Residence Borrower has resided in subject for 10 years.; Years on Job Borrower has 15.50 years Self Employed

300201501	fecb2cab-80a9-4d34-ae4f-49f465e24f5f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS ID and/or License ID and Contact License ID for the Settlement Agent is missing.	08/10/2016: revised CD
08/10/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Revised CD reflects all required information. Loan will be rated a 'B' for all agencies. Condition cleared.

 Reserves are higher than guideline minimum UW Guides required 9 months reserves. loan qualified with 59.80 months reserves; Years in Primary Residence Borrower has resided in subject for 10 years.; Years on Job Borrower has 15.50 years Self Employed

300201501	3aa5bf11-ac5d-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing to XXXX YTD P&L for the Co-Borrowers Schedule C income. Per appendix Q, a YTD P&L is required; in order for the loan to be classified as a Qualified Mortgage.	08/16/2016: P&L and balance sheet	08/16/2016: Audit reviewed YTD P&L as of XX/XX/XXXX for co-borrower, and has determined that documentation submitted is deemed acceptable. Appendix Q requirements have been met. Condition cleared.
 Reserves are higher than guideline minimum UW Guides required 9 months reserves. loan qualified with 59.80 months reserves; Years in Primary Residence Borrower has resided in subject for 10 years.; Years on Job Borrower has 15.50 years Self Employed

300201501	a070ab0f-af5d-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing credit report
The credit report in file is dated the same date as the initial loan application.  The final loan application does not match the balance and payments of the credit report in the loan file.  Please provide an updated credit report to match the final 1003.  Additional conditions may apply.
															08/10/2016: soft pull	08/10/2016: Audit reviewed updated credit report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides required 9 months reserves. loan qualified with 59.80 months reserves; Years in Primary Residence Borrower has resided in subject for 10 years.; Years on Job Borrower has 15.50 years Self Employed

300201501	d12bb050-ac5d-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing K-1	Missing the K1 for the Borrower's XXXX and XXXX business reflected on Schedule E of the IRS tax returns in file.	08/10/2016: Can you please be more specific about which K1's you are missing?	08/10/2016: Audit re-analyzed loan file, and has determined that all K1's were provided. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides required 9 months reserves. loan qualified with 59.80 months reserves; Years in Primary Residence Borrower has resided in subject for 10 years.; Years on Job Borrower has 15.50 years Self Employed

300201501	e496076a-af5d-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. title - Attorney's Fee, Title - Bankruptcy Search, Title - CEMA Fee, Title - Courier Fee, Title - Departmentals, Title - Lender's Title Insurance, Title - Patriot Search, Title - Sales Tax, Title - Settlement Fee and Title - Title Endorsement Fee  were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
08/08/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides required 9 months reserves. loan qualified with 59.80 months reserves; Years in Primary Residence Borrower has resided in subject for 10 years.; Years on Job Borrower has 15.50 years Self Employed

300201501	fcdd3693-8052-4653-92c2-cb9c1723af9a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Escrow Fee is reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service fee should be listed in section C of the CD.  The Title - Escrow Fee in section B of the final CD is missing the name of the service provider.

08/11/2016: The condo questionnaire was a required fee that the borrowers did not get to shop for. It needs to remain in section B. Section H is only for other fees that are not requirements of the transaction. 08/10/2016: revised CD

08/11/2016: Audit concurs with the Lender Rebuttal, the Condo Questionnaire was correctly placed in Section B. Loan will be rated a Fitch 'B'.  Condition cleared.08/10/2016: Audit review of revised CD reflects Sections B fees moved to Section C, however the "Condo Questionnaire" fee under Section B should be under Section H. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification. Condition remains.

 Reserves are higher than guideline minimum UW Guides required 9 months reserves. loan qualified with 59.80 months reserves; Years in Primary Residence Borrower has resided in subject for 10 years.; Years on Job Borrower has 15.50 years Self Employed

300201501	51a9ffea-162c-439d-8495-501388453389	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure from file.	08/10/2016: This is in our multi-disclosure notice already in the file. Please see page 15	08/10/2016: Audit review of Affiliated Business Disclosure within loan file is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 Reserves are higher than guideline minimum UW Guides required 9 months reserves. loan qualified with 59.80 months reserves; Years in Primary Residence Borrower has resided in subject for 10 years.; Years on Job Borrower has 15.50 years Self Employed

300201501	1ac2b142-ac5d-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing 4506-T	Missed a 4506-T for the Borrower's partnerships and Sub-S corporations reflected on the IRS Tax Transcripts and the Co-Borrower's partnerships and S Corporations listed on Statement 6 from Schedule E.	08/10/2016: Can you please be more specific about which business 4506T's you are requesting?	08/10/2016: Audit reviewed 4506-T finding, and has determined that 4506T's are not required for businesses. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides required 9 months reserves. loan qualified with 59.80 months reserves; Years in Primary Residence Borrower has resided in subject for 10 years.; Years on Job Borrower has 15.50 years Self Employed

300201501	ef9a2d7d-a55d-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Condo Questionnaire	The loan file is missing the Condo Questionnaire.
09/13/2016: Updated questionnaire and additional info about the litigation from attorney. The amount of the damages are not know yet, but the insurance carrier is covering the claim.08/19/2016: condo q

12/01/2016: Audit escalated and consulted with the Client, and the conclusion is that since the litigation is not related to structural stability, safety or habitability of the project, it should not negatively impact review of the project. Condition cleared. 09/20/2016: Audit escalated the exception request, and was not approved. Condition will remain as active and loan is rated IVR3 at this time.09/19/2016:  Requested status on pending exception request.09/13/2016: Exception is pending review from client.08/19/2016:  Received condo questionnaire.  Association is a defendant in pending litigation.  Per agency guidelines, litigation for which the claimed amount is known, the insurance carrier has agreed to provide a defense and the amount is covered by the association’s insurance is allowed.  The questionnaire is incomplete. It does not answer the dollar amount claimed & if it is covered by the HOA’s insurance.  Ineligible project.  Condition remains.

 Reserves are higher than guideline minimum UW Guides required 9 months reserves. loan qualified with 59.80 months reserves; Years in Primary Residence Borrower has resided in subject for 10 years.; Years on Job Borrower has 15.50 years Self Employed

300201501	92ce2fdb-ab5d-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	Missing XXXX Balance Sheet for the Co-Borrower's Schedule C income. Per appendix Q, a balance sheet is required; in order for the loan to be classified as a Qualified Mortgage.	08/16/2016: P&L and balance sheet
08/16/2016: Audit reviewed Balance Sheet as of xx/xx/xxxx for co-borrower, and has determined that documentation submitted is deemed acceptable. Appendix Q requirements have been met. Condition cleared.

 Reserves are higher than guideline minimum UW Guides required 9 months reserves. loan qualified with 59.80 months reserves; Years in Primary Residence Borrower has resided in subject for 10 years.; Years on Job Borrower has 15.50 years Self Employed

300170143	d794397a-206a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file		08/24/2016: CDA provided reflecting a value of $2,950,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 33.90%; Reserves are higher than guideline minimum UW Guides require #6 months reserves, loan qualified with #47.6 months excess reserves

300170143	f98b7b18-4b6a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Sufficient RESPA Cure provided on HUD-1	Final closing disclosure reflects a tolerance cure in the amount of $XX paid to the borrower for a Recording charge cure.		08/24/2016: Final closing disclosure reflects a tolerance cure in the amount of $XX paid to the borrower for a Recording charge cure. Loan will be rate a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 33.90%; Reserves are higher than guideline minimum UW Guides require #6 months reserves, loan qualified with #47.6 months excess reserves

300170143	51128dcb-e16a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
Missing copy of the prelim title for $X,XXX,XXX (Prelim in file does not reflect the correct amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
															08/30/2016: Coverage reflected on prelim title is for more than the loan amount. This is acceptable as the final policy will be for the mortgaged amount. Only insufficient amount would be an issue	08/30/2016: Audit review of Amended/Supplemental Escrow reflects the correct amount of insurance, documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 33.90%; Reserves are higher than guideline minimum UW Guides require #6 months reserves, loan qualified with #47.6 months excess reserves

300170143	8f26b27d-f06a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Trust Documentation	Missing evidence of type of Trust. Please provide evidence since guidelines state revocable or irrevocable trust are not eligible borrower are not an eligible borrower.	08/30/2016: The loan didn't close in trust. Please clear this condition.
08/30/2016: Audit reviewed Lender Rebuttal, and has determined that the Title Commitment reflects borrower's holding title as a Trust. However, a true certified copy of the executed Grant Deed was located within the loan file. Borrower's currently hold title "as joint tenants", condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 33.90%; Reserves are higher than guideline minimum UW Guides require #6 months reserves, loan qualified with #47.6 months excess reserves

300170143	61e68f18-ef73-420b-b0b0-169997b48636	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or State License number of the Settlement Agent is missing.	08/30/2016: CD
08/30/2016: Audit review of revised CD includes all contact information required for the Lender and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 33.90%; Reserves are higher than guideline minimum UW Guides require #6 months reserves, loan qualified with #47.6 months excess reserves

300170143	a8abfa29-dd6a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Fraud Alert not verified	Fraud report tool indicates that the title company is on the watch list and this was not addressed by the Lender. Please proved a verification the title company is eligible.
08/31/2016: Audit requests lender to prove the settlement agent is eligible. Lender says settlement agent is eligible for Investor's files. Audit must provide proof of a watchlist for this specific channel with evidence that this agent is on that list.08/30/2016: This alert specifically calls the title company out on watchlist. This is the Investor conduit. Clear this condition. this settlement agent is not on Investor's watchlist

08/31/2016: Audit reviewed the Lender Rebuttal, as well as the documentation within the loan file, and has determined that the title company on the watch list is not the same title company used for closing. Condition cleared.  08/30/2016: Audit reviewed Lender Rebuttal, and has determined that an exception to allow the use of that title company is required from the Investor. Provide Investor exception. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 33.90%; Reserves are higher than guideline minimum UW Guides require #6 months reserves, loan qualified with #47.6 months excess reserves

300170143	61331028-b830-471a-bc77-8650f3945527	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month versus the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX for the  HOA vs. The actual amount of $XXX.
08/30/2016: CD
08/30/2016: Audit review of revised CD reflects corrected Estimated Taxes, Insurance and Assessments. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 33.90%; Reserves are higher than guideline minimum UW Guides require #6 months reserves, loan qualified with #47.6 months excess reserves

300204944	35ab5655-618a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Subordination Agreement	The Subordination Agreement provided in the file is not signed.		10/10/2016: Received executed subordination agreement. Condition cleared.			FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770.; Years in Field 21 years in same field.; Years in Primary Residence 8 years in primary residence.
300204944	22c25c2d-ac8a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing rate lock verification	Rate Lock Agreement was not provided in file.		10/11/2016: Received evidence of rate lock. Condition cleared10/10/2016: Document provided reflects floating interest rate. Condition remains.			FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770.; Years in Field 21 years in same field.; Years in Primary Residence 8 years in primary residence.
300204944	128d02c4-3393-4c3a-9d8b-8d84aa4d9bd5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		10/10/2016: Received post consummation CD with Settlement Agent's license number. Condition cleared.			FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770.; Years in Field 21 years in same field.; Years in Primary Residence 8 years in primary residence.
300204944	9011bd87-668a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Loan Amount Exceeds Guidelines	$XXX,XXX loan amount > $XXX,XXX max loan amount per guidelines for LTV of 80% and a CLTV of 90%.	10/19/2016: Investor has granted an exception for this. Please double check to confirm.
10/20/2016: Client acknowledges the higher loan amount.  Loan will be rated a B for all agencies. 10/19/2016: Exception is pending review from client.10/11/2016:  Lender's guidelines dated 03/02/2015 allow loan amount to $1,000,000.  Lender's guidelines dated 03/24/2015 allow loan amount to $750,000.  Audit used 03/24/2015 guidelines.  Condition remains.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770.; Years in Field 21 years in same field.; Years in Primary Residence 8 years in primary residence.
300204944	0e4bb8a7-628a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing credit report	Credit report expired and is dated X/X/XXXX > 90 days from Note Date.
10/11/2016:  Received updated credit report within 90 days of note date.  Condition cleared.10/10/2016:  Received credit supplement dated within 90 days of note date.  However, it is not an updated credit report with current credit scores.  Condition remains.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770.; Years in Field 21 years in same field.; Years in Primary Residence 8 years in primary residence.
300204944	a5764fc7-7d5e-415a-a0f6-fd1f76df35ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The LE dated XX/XX/XXXX reflects a recording fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects a recording fee of $XXX. The fee is subject to 10$ tolerance resulting in a $XXX.XX refund due for cure. The lender credit in Section J in amount of $XXX.XX is sufficient tolerance cure.
																10/04/2016: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies. Condition cleared.			FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770.; Years in Field 21 years in same field.; Years in Primary Residence 8 years in primary residence.
300204944	d6c417e5-618a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		10/04/2016: A CDA report reflecting a value $1,150,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared			FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770.; Years in Field 21 years in same field.; Years in Primary Residence 8 years in primary residence.
300199595	5b6fc4f5-207c-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance	The Hazard policy for the subject property is missing all pages of the policy to show premium amount. Only page 1 of policy provided.	09/21/2016: attached.	09/21/2016: Audit reviewed the complete copy of the Hazard Insurance policy, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 35.53%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit Report verifies no lat payments in last 14 months; Years in Primary Residence Borrower has resided in subject for 57 years.

300199595	789c5c6b-207c-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/16/2016: A CDA report reflecting a value $1,800,000.00 which is a -5.3% variance was provided. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 35.53%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit Report verifies no lat payments in last 14 months; Years in Primary Residence Borrower has resided in subject for 57 years.

300199595	4ea62f3b-474a-48e7-8024-826e0b24e14d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing.	09/21/2016: Updated CD attached.
09/21/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent via e-mail therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 35.53%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit Report verifies no lat payments in last 14 months; Years in Primary Residence Borrower has resided in subject for 57 years.

300199595	53fd28fe-4d70-4c64-bedd-3df6ca5dee2c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure was not provided within 3 business days of application date. Application date is XX/XX/XXXX and ABD is dated XX/XX/XXXX.
09/21/2016: Audit is incorrect. The ABD is part of the multi-disclosure package that was sent on 6/27. look at the Docusign Cert of completion for the document. You can see that the entire document was sent 6/27. please clear.
09/21/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 35.53%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit Report verifies no lat payments in last 14 months; Years in Primary Residence Borrower has resided in subject for 57 years.

300202104	ab1a9c82-7fce-4df9-aa09-f89e33328c87	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. The calculated value of $X,XXX.XX a month.  The lender used the incorrect amount of $XXX.XX vs. the actual amount of $XXX.XX.
09/26/2016: Will you please clarify where you are getting the amounts of $XXX.XX and $XXX.XX? this file does not have impounds.
09/26/2016: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XX.XX. Monthly taxes of $X,XXX.XX plus $XXX.XX insurance plus $XXX.XX HOA equals $X,XXX.XX.  Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.40%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides required 12 months reserves, loan qualified with 94 months reserves

300202104	30da69fb-b888-4f04-800e-7c2719be8b71	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The Notice of Right to Cancel reflects an expiration date after CD disbursement date.	09/27/2016: CD
09/27/2016: Audit reviewed revised CD with corrected closing and disbursement date, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.40%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides required 12 months reserves, loan qualified with 94 months reserves

300202104	829b0660-da80-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing 4506-T	Missing the 4506-T signed at closing for the Borrower's partnership business.	09/26/2016: Neither appendix Q nor the client guide require the business 4506T to be executed at close. The client guideline only calls for it to be executed, which is in file and reattached here.	09/26/2016: Audit reviewed 4506-T finding, and has determined that 4506T's are not required for businesses. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.40%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides required 12 months reserves, loan qualified with 94 months reserves

300202104	c7ec3622-20fd-43e1-bbf2-508adcbbe968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing.	09/27/2016: CD
09/27/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.40%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides required 12 months reserves, loan qualified with 94 months reserves

300202104	4069da79-2480-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/22/2016: CDA provided reflecting a value of $1,275,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.40%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides required 12 months reserves, loan qualified with 94 months reserves

300199422	04e6705a-0984-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Subordination Agreement	The loan file is missing the subordination agreement.	10/04/2016: Subordination Agreement09/30/2016: The Subordinate note that was submitted is executed.09/29/2016: Sub. Agreement
10/04/2016: Audit reviewed executed Subordination Agreement, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 09/30/2016: Audit reviewed the Lender Rebuttal, and has determined that the Subordinate NOTE was already provided within the loan file. The SUBORDINATION AGREEMENT is required. The mortgage Subordination Agreement specifies which mortgage takes precedence over the other. Condition remains. 09/29/2016: Audit reviewed copy of HELOC submitted, and has determined that an executed copy of the SUBORDINATION AGREEMENT is required. HELOC was taken out PRIOR to subject loan, therefore a Subordination Agreement must be provided for lien positioning. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 30.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Years in Field Borrower has 15 years in field

300199422	36037420-0884-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The Lender Fees are not broken out on the CD to reflect what the actual names are and if we have a true APR violation. Addition conditions may apply.	10/07/2016: LOX10/04/2016: CD
10/07/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared. 10/04/2016: Audit reviewed revised CD, and has determined that the "Lender Fees" were itemized out as an "Origination Fee". However, MISSING Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 30.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Years in Field Borrower has 15 years in field

300199422	5c181044-0784-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		0926/2016: A CDA report dated 08/04/2016 reflected a value of $835,000 with a 0% variance to appraisal value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 30.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Years in Field Borrower has 15 years in field

300199422	42d8e876-0884-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Title-Notary Fees reflected in Section B of the Final Closing Disclosure does not reflect the name of the service provider.	09/30/2016: CD and LOX
09/30/2016: Audit review of revised CD includes payee to all fees in Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 30.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Years in Field Borrower has 15 years in field

300199422	446dcc3c-2884-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Closing Coordinator Fee, Title - Disbursement Fee, Title - Endorsement, Title - Lender's Title Insurance and Title - Notary Fees are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not used the provider on the WLSP.  The title service fees should be listed in section C of the CD.
															09/30/2016: LOX	09/30/2016: Audit reviewed the Lender Rebuttal, as well as Title Company e-mail, and has determined that Title Fees were correctly placed on the CD. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 30.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Years in Field Borrower has 15 years in field

300199422	7f45adb1-f69b-4f6c-a288-bfd61cde34bd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. Actual Finance Charge of $XXX,XXX.XX. An under disclosure of -$XXX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions.
09/30/2016: LOX09/29/2016: CD
09/30/2016: Audit reviewed revised CD, and has determined that the Finance Charge is no longer under disclosed. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a fitch 'B'. Condition cleared.09/29/2016: Audit reviewed revised CD, and has determined that the Finance Charge is no longer under disclosed. However, MISSING a Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 30.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Years in Field Borrower has 15 years in field

300199422	4f1f5f3f-5563-4d69-9e40-dc3c8a4da803	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Title - Closing Coordinator Fee on the final Closing Disclosure is incorrectly named as compared to the LE dated XX/XX/XXXX.  Although no tolerance, these fees should all match in naming convention.
09/30/2016: CD and LOX
09/30/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 30.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Years in Field Borrower has 15 years in field

300199422	da9a3e9a-9771-415e-b1e1-3ce2eee85501	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.	09/30/2016: CD and LOX
09/30/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 30.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Years in Field Borrower has 15 years in field

300199422	10a77970-32a6-472f-a0ec-be77b94d839a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)	The amount financed on the CD is $XXX,XXX.XX versus the actual of $XXX,XXX.XX with a difference of -$XXX.XX.
09/29/2016: Audit reviewed revised CD, and has determined that the Finance Charge is no longer under disclosed. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was requested on another exception. Loan will be rated a Fitch B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 30.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Years in Field Borrower has 15 years in field

300193510	6a5a3d74-2d7c-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
Missing copy of the prelim title for $XXX,XXX.  There was no copy of the title in the loan file.  Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.
09/19/2016: attached
09/19/2016: Audit reviewed the Title Commitment, and has determined that the documentation submitted reflects the correct proposed insured amount of $XXX,XXX. Documentation is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guies maximum DTI of 43%, loan qualified with DTI of 31.07%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; Years in Field Borrower has 27 years in field

300193510	bc256789-2d7c-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation
Missing May 2016 month account statement for account #6 reflected on the final loan application.  Two months account statements are required in order for the loan to be classified as a Qualified Mortgage.

09/19/2016: What's in file is a quarterly statement. This means 3 months are verified in a single statement...3>2. This condition is invalid and should be cleared. Additionally, is audit able to direct lender to the regulation that says 2 months statements are required to be classified as a Qualified Mortgage?

09/19/2016: Audit reviewed the Lender Rebuttal, and has determined that the statement provided is a Quarterly Statement dated 06/30/2016. The "year-to-date since 01/01/2016" is reflected on said statement. Assets for the investment account have been sufficiently verified. Additionally, the Guidelines require two months consecutive statements not QM. Condition rescinded.

 DTI is lower than guideline maximum UW Guies maximum DTI of 43%, loan qualified with DTI of 31.07%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; Years in Field Borrower has 27 years in field

300193510	db1f508b-c07c-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate Lock Agreement was not provided in the loan file.
09/19/2016: Please reference item #4 in the muti-disclosure package that indicates the rate lock disclosure. Rate is indicated as "locked" and the initial LE supports this as well. The attached was in the file.
09/19/2016: Audit reviewed the Multi-Disclosure package (pg5), as well as the HOEPA/HMDA information, and has determined that the rate was locked on XX/XX/XXXX. Condition rescinded.
 DTI is lower than guideline maximum UW Guies maximum DTI of 43%, loan qualified with DTI of 31.07%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; Years in Field Borrower has 27 years in field

300193510	81e7b816-2d7c-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/17/2016: A CDA report reflecting a value $2,350,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guies maximum DTI of 43%, loan qualified with DTI of 31.07%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; Years in Field Borrower has 27 years in field

300193510	9be25f9e-c07c-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP failed to list any title services causing an assumption that the borrower was not permitted to shop.		09/17/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guies maximum DTI of 43%, loan qualified with DTI of 31.07%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; Years in Field Borrower has 27 years in field

300224933	bb58bcf3-c7b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f) Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.  The loan file contains a credit report and Life of Loan flood certificate.
11/30/2016: The cost of those are included in our Application fee which is disclosed on the CD under Loan Costs in Section A.
12/01/2016: Non-material findings, loan will be rated a B for all agencies.11/30/2016: Audit reviewed the Lender Rebuttal, and has determined that the explanation is deemed acceptable. However, please provide the statement in writing, via an Attestation, as hard evidence for the loan file. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10  months reserves; Years on Job Co-Borrower has 26 years on job- per VVOE

300224933	d0baf7c9-6c0d-4d3d-8592-e3d5f38f796a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.	11/30/2016: CD and letter
11/30/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10  months reserves; Years on Job Co-Borrower has 26 years on job- per VVOE

300224933	74c026e8-cead-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA Report was not provided in file.	11/30/2016: CDA	11/30/2016: A CDA report reflecting a value $945,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10  months reserves; Years on Job Co-Borrower has 26 years on job- per VVOE

300224933	de9ea8ce-b6ad-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Appraisal date cannot be more than 90 days before the note date
The appraisal in the loan file is over 90 days before the Note date.  The loan file contains an email the appraisal was updated on XX/XX/XXXX however; the updated appraisal is missing from the loan file.  Please provided an updated appraisal.
11/30/2016: Appraisals are good for 120 days. There is no update needed.
11/30/2016: Audit re-analyzed Appraisal documentation, and has determined that the date is within 120 of the Note date as per Lender Guidelines. A CDA was also provided, dated 10/07/2016, that supports Appraisal Value. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10  months reserves; Years on Job Co-Borrower has 26 years on job- per VVOE

300224933	924ff53f-f0b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
11/22/2016: The issue is non-material. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10  months reserves; Years on Job Co-Borrower has 26 years on job- per VVOE

300197747	2047da6a-568a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		10/05/2016: A CDA report reflecting a value $2,200,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.48%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.40 months reserves

300197747	524bb79a-bd8b-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	General Credit Exception	Borrowers have a new IRS payment plan for the XXXX tax liability. Please approve plan of $XXX/month for XXXX taxes due.		10/06/2016: Audit acknowledges that an IRS payment plan is outside of guidelines. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.48%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.40 months reserves

300197747	fa63704c-298b-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
Missing copy of the prelim title for $X,XXX,XXX.XX (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
															10/11/2016: title	10/11/2016: Audit reviewed the Supplemental Report, and has determined that the amount insured reflects the loan amount. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.48%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.40 months reserves

300197747	7bf496aa-9988-483b-a09e-c3522bdf311a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a 0% tolerance section. Lender tolerance cure of $XX.XX is required.
10/05/2016: The final closing disclosure reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.48%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.40 months reserves

300197747	f7a9b041-298b-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed HELOC letter indicating HELOC is closed and frozen was not provided.	10/11/2016: payoff
10/11/2016: Audit reviewed Equity Loan Payoff Statement, and has determined that the document reflects notification that once payoff is received the line of credit will be frozen immediately. Therefore, advances cannot be processed from the date of the statement. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.48%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.40 months reserves

300197747	05a8d5cc-2d8d-45e5-980d-8d3f54f8c835	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number of the Settlement Agent is missing.	10/11/2016: post consummation CD
10/11/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.48%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.40 months reserves

300197747	218de90f-fc09-4e7f-a916-531a348c24db	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	Right to Cancel in file has an expiration date of XX/XX/XXXX, funding occurred on XX/XX/XXXX.	10/11/2016: post consummation CD
10/11/2016: Audit reviewed revised CD, and has determined that the disbursement date was corrected and borrower were given a 3 day rescission period. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.48%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.40 months reserves

300199700	04e9e0f4-1cdc-48a4-8df1-54fd8880fd68	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Sufficient RESPA Cure provided on HUD-1	Final Closing Disclosure reflects a tolerance cure in the amount of $XXX paid to the borrower for an Appraisal charge cure.		09/13/2016: Final Closing Disclosure reflects a tolerance cure in the amount of $XXX paid to the borrower for an Appraisal charge cure. The loan will be rate a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with18.40 months reserves; Years in Field Borrower has 30 years in Field

300199700	b63e6b98-ca79-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement
Per Appendix Q, both IRS Form 1040 Schedule E and a current lease or rental agreement are necessary to verify all consumer rental income in order for the loan to be classified as a Qualified Mortgage.  Missing active lease agreement for the second property listed on Schedule of Real Estate Owned.
09/19/2016: rental income isn't needed to qualify. Please clear
09/19/2016: Audit re-analyzed all rental income, and has determined that the only rental income utilized was for REO 1. Rental income was re-calculated, and loan meets QM requirements. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with18.40 months reserves; Years in Field Borrower has 30 years in Field

300199700	a50c7932-0179-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	572 - Appraisal documentation Incomplete	A CDA report was not provided in file.		09/13/2016: CDA provided reflecting a value of $705,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with18.40 months reserves; Years in Field Borrower has 30 years in Field

300199700	1a8b3045-ca79-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing mortgage/deed of trust	The loan file is missing a copy of the Mortgage and all applicable riders. Please provide a copy of the Mortgage and PUD Rider.	09/23/2016: Legal Description included with Mortgage09/22/2016: MTG, Rider and Legal Description attached with Stamped True and Certified Mortgage09/19/2016: Mortgage and PUD Rider
09/23/2016: Audit reviewed the true certified copy of the executed Mortgage, and has determined that the Rider and Legal Description were included. Condition cleared. 09/22/2016: Audit reviewed executed Mortgage and PUD Rider submitted, however page 18 "legal description" is blank. Provide evidence legal was attached to the Mortgage for recording. Condition remains.09/19/2016: Audit reviewed executed Mortgage and PUD Rider, however document was missing the attached legal description. Provide evidence legal was attached to the Mortgage for recording, as well as a complete copy of the recorded Mortgage. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with18.40 months reserves; Years in Field Borrower has 30 years in Field

300200350	70af0d79-018c-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing K-1	Missing the XXXX and XXXX K-1's for the borrower's partnership listed on his loan application. Additional conditions may apply.	10/13/2016: 2014 2015 Transcripts 10/12/2016: There are multiple businesses. Please list the individual businesses for which you can't find the K1s in file.
10/13/2016: Audit re-analyzed all loan documents, and has determined that K1's are not required for current employment Condition rescinded. 10/12/2016: Audit reviewed Lender Rebuttal, as well as Tax Returns, and has determined that K-1's are required for current partnership employment that is marked as self-employed on final 1003 (pg 53). Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.39%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.20 months reserves

300200350	76ec0d6f-b083-4685-bcd8-8d70bf717fd6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP was not provided in the loan file.
10/11/2016: Audit reviewed LE and CD, no WLSP exists therefore borrower was not permitted to shop and all fees should be in section B subject to 0% tolerance. Final CD reflects all applicable fee listed in Section B with no tolerance issue. Loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.39%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.20 months reserves

300200350	85040855-a7df-4c28-bde7-afb53fdf9343	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file.
10/11/2016: Audit reviewed LE and CD, no WLSP exists therefore borrower was not permitted to shop and all fees should be in section B subject to 0% tolerance. Final CD reflects all applicable fee listed in Section B with no tolerance issue. Loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.39%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.20 months reserves

300200350	e0520fd4-028c-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/10/2016; A CDA report dated 08/18/2016 reflected a value of $1,350,000 with a 0% variance to appraisal value. Condition cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.39%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.20 months reserves

300200350	f03c4bc3-0e61-4eec-9ff7-13420453d863	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Please provide a letter of explanation to the borrower, corrected CD, and evidence of delivery.
10/12/2016: Post CD
10/12/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.39%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.20 months reserves

300200350	b44f63e8-db8e-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Tax Transcripts
Requesting exception to not have XXXX tax transcripts. Client just mailed in XXXX tax return, mailed them due prior identity theft several years ago. Fed refund is running 8 weeks for mailed returns, he is getting a refund of $XX,XXX. We have a notarized letter that letter that he mailed in the 2015 tax returns, we have XXXX taxes and transcripts. We do not have access to the full 2013 tax returns as the client is part of several investment clubs and he cannot locate his multiple k1 s from these clubs.}{Requesting exception to not have 2015 tax transcripts. Client just mailed in 2015 tax return, mailed them due prior identity theft several years ago. Fed refund is running 8 weeks for mailed returns, he is getting a refund of $XX,XXX. We have a notarized letter that letter that he mailed in the 2015 tax returns, we have 2014 taxes and transcripts. We do not have access to the full XXXX tax returns as the client is part of several investment clubs and he cannot locate his multiple k1 s from these clubs.
10/10/2016: Audit acknowledges that the missing 2015 tax transcripts is outside of guidelines. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.39%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.20 months reserves

300200350	91610239-028c-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section A of the Final CD shows Lender Fees. Classification of Section A fees using terminology of "Lender Fees": Section1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. A “lender fees” does not provide the borrower with that information. Please provide a letter of explanation to the borrower, corrected CD, and evidence of delivery.
10/12/2016: Post CD
10/12/2016: Audit reviewed revised CD with "Lender Fees" now reflected as "Loan Origination Fee", Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.39%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.20 months reserves

300217512	916b91d3-dc9f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Appraisal Review Fee for $XXX.XX on the final Closing Disclosure was not listed on the initial or final LE resulting in a $XXX.XX refund due for cure. There is no change of circumstance form in file for this fee. The final C.D. does reflect a lender credit of $XXX.XX for cost to cure in Closing Costs.
10/31/2016: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 486 months reserves

300217512	1e65c4da-929f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file	11/07/2016: CDA	11/07/2016: A CDA report reflecting a value $1,360,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 486 months reserves

300217512	0e68f247-0925-4fd7-8d58-26d0418dc3f3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or State License number of the Settlement Agent is missing.	11/07/2016: Please find attached the updated CD with a letter to the borrower.
11/07/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 486 months reserves

300217512	935d3823-939f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Missing verification of assets as per 1003 within 90 days of Note Date; assets in file are expired.	11/11/2016: Please find attached the updated assets. Thank you!	11/11/2016: Audit reviewed IRA statement, and has determined that the documentation is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.11%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 486 months reserves

300203136	64b87888-9190-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing XXXX YTD P&L for Borrower's Schedule C Sole Proprietorship for businesses 1 and 3 in the XXXX 1040's.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
10/28/2016: P&L/Balance sheet attached10/18/2016: Please note per the underwriter, the two Schedule C businesses for the borrower were not used to qualify. Both incomes were positive. Please advise.
10/28/2016: Audit reviewed Profit and Loss's for both Schedule C Businesses, and has determined that the document reflects "As of June 30, 2016"  and is deemed acceptable. QM requirements have been met, condition cleared. 10/18/2016: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The YTD P&L and Balance Sheet for the entity listed on Schedule C is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 808; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 16.80 months reserves.

300203136	61d38e35-9490-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The service provider list in file does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule.		10/12/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 808; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 16.80 months reserves.

300203136	6db4a881-9590-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	File is missing the Rate Lock Agreement.	10/18/2016: Please find attached the updated LE and NOLC showing the lock went from floating to locked.	10/18/2016: Audit reviewed evidence of Rate Lock, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 808; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 16.80 months reserves.

300203136	a349bcf1-9390-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section A of the Final CD shows Lender Fees. Classification of Section A fees using terminology of "Lender Fees": Section1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. A “lender fees” does not provide the borrower with that information.
10/18/2016: PC CD
10/18/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a B for all agencies. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 808; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 16.80 months reserves.

300203136	5c9298f1-9090-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing XXXX Balance Sheet for Borrower's Schedule C Sole Proprietorship for businesses 1 and 3 in the XXXX 1040's. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.

10/28/2016: Please find attached the P&L and balance sheets10/18/2016: Please note per the underwriter, the two Schedule C businesses for the borrower were not used to qualify. Both incomes were positive. Please advise.

10/28/2016: Audit reviewed the Combined Balance Sheet with both Schedule C businesses, and has determined that the document reflects "As of June 30, 2016"  and is deemed acceptable. QM requirements have been met, condition cleared.  10/18/2016: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The YTD P&L and Balance Sheet for the entity listed on Schedule C is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 808; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 16.80 months reserves.

300203136	c6fb395d-e644-4746-a2e5-99b7f25d9953	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an under-disclosure of $XXX.XX.	10/18/2016: I believe this is because of a legibility issue. I am seeing $X,XXX,XXX.XX for the total number of payments. Attached is a more legible copy.	10/18/2016: Audit concurs with the Lender Rebuttal, and has determined that the TOP was correct. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 808; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 16.80 months reserves.

300203136	180d6328-e0fe-4ad9-af30-646eb39e8f15	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.	10/18/2016: PC CD
10/18/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 808; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 16.80 months reserves.

300203136	7c4b8adb-9090-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	10/14/2016: CDA	10/14/2016: A CDA report reflecting a value $1,400,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 808; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 16.80 months reserves.

300203136	23741b06-f1f4-44dc-afc2-9d010fce88c4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	File is missing the Mortgage.	10/19/2016: DOT and rider10/18/2016: Please find attached the deed of trust.
10/24/2016: Audit reviewed true certified copy of the Mortgage, and has determined that said document includes the Rider and is deemed acceptable. Condition cleared.  10/19/2016: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.10/18/2016: Audit reviewed Deed of Trust, and has determined that the "Revocable Trust Rider" is missing from the copy as an attachment. Provide copy of the Rider. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 808; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 16.80 months reserves.

300203745	7ef65112-e431-4f29-ab70-28708fadefb4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License number or the Contact license number of the Settlement Agent is missing.
10/13/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
FICO is higher than guideline minimum FICO score of 763.; LTV is lower than guideline maximum LTV of 18.72%.; Reserves are higher than guideline minimum Reserves of 22 months
300203745	6ba5b18d-8190-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	10/13/2016: CDA	10/13/2016: A CDA report reflecting a value $2,210,000.00 which is a 2.8% variance was provided. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum FICO score of 763.; LTV is lower than guideline maximum LTV of 18.72%.; Reserves are higher than guideline minimum Reserves of 22 months
300226308	e711fb28-45a0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/07/2016: CDA	11/07/2016: A CDA report reflecting a value $1,040,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualaified with DTI of 27.66%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.10 months reserves

300226308	796937a5-45a0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of homeowners insurance for REO property #3 and property #5 listed on the final loan application.	11/07/2016: reo docs	11/07/2016: Audit reviewed HOI for REO #5, and has determined that the dwelling is an apartment and REO #3 is a commercial property. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualaified with DTI of 27.66%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.10 months reserves

300226308	9fdd5f3e-27ed-4e49-bc3e-ed4c23af7658	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38 (1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph of this section, an itemization of each amount paid for charges described in § 1026.37 (1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
11/01/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualaified with DTI of 27.66%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.10 months reserves

300226308	53507a64-2f42-444c-ae4e-2f80f7536d44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/07/2016: flood cert fee lox
11/07/2016: Audit review of lender attestation statement regarding Flood Determination Fees states that said fee is not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualaified with DTI of 27.66%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.10 months reserves

300226308	5ac09d3f-2aff-4a99-938e-223b12f24e60	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.	11/07/2016: pccd
11/07/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualaified with DTI of 27.66%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.10 months reserves

300226308	274003f0-48a0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. The Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold.
11/01/2016: The Final CD provided in the loan file reflects a tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualaified with DTI of 27.66%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.10 months reserves

300226308	16f08746-45a0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment
The verbal verification was not obtained with 10 days of note date for the co-borrower and 30 days of note date for the borrower per the lender guidelines.  The file is missing the verbal verifications of employment for both borrowers.
															11/07/2016: voe	11/07/2016: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualaified with DTI of 27.66%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.10 months reserves

300226308	cd1dd0e0-49a0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Final settlement statement in file indicates a cash to close of $XX,XXX.XX vs. the final CD which reflects a cash to close of $XX,XXX.XX with a discrepancy of $XXX.XX.  The file did not contain a copy of the refund provided to the borrowers.
11/07/2016: pccd
11/07/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and lender sent postal so no tracking available was provided. Documentation is deemed acceptable. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualaified with DTI of 27.66%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.10 months reserves

300226308	cb66a5f1-47a0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal Fee of $X,XXX.XX resulting in a $XXX.XX refund due for cure.
11/01/2016: The final closing disclosure reflects a post close tolerance cure of $XXX.XX, which is sufficient.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualaified with DTI of 27.66%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.10 months reserves

300225033	8de80cf5-5db6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	12/06/2016: Field Review	12/06/2016: Field Review provided in lieu of CDA reflecting a value of $1,025,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 53.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10 months reserves; Years in Field Borrower has 5 years in field

300225033	9258aaf4-1a47-49a0-aeff-aa86f46abb93	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.	12/06/2016: See uploaded CD, title co doesn't have a State License ID
12/06/2016:  Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 53.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10 months reserves; Years in Field Borrower has 5 years in field

300225033	27508c44-b9f6-4088-857c-9474033ce964	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Final Home Inspection Fee in section B of the final closing disclosure was not reflected on any loan estimate. Accordingly the Lender issued a $XXX.XX credit for an increase in closing costs above the legal limit.
11/29/2016: The final CD reflects a RESPA Home Inspection charge cure. Condition cleared. The loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 53.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10 months reserves; Years in Field Borrower has 5 years in field

300225033	064ad3c9-5eb6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Credit Report	The loan file is missing a credit supplement to reflect a credit debt listed on Final 1003.	12/06/2016: softpull attached includes this account12/06/2016: Credit Report
12/06/2016: Audit review of updated Credit Report documentation submitted is deemed acceptable. Condition cleared12/06/2016: Audit reviewed Credit Report, and has determined that the debt listed on the final 1003 page 7, last revolving debt listed for $X,XXX, is not on said report. Provide LOE from borrower, statement or other documentation that verifies this revolving debt. Loan file contains no documentation as to what this debt is or current balance of debt, other than being listed on the final 1003. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 53.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10 months reserves; Years in Field Borrower has 5 years in field

300225033	8dcf033e-61b6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider listed on the WLSP.  LE reflects a fee total of $XXX.XX at 10% with no resulting COC for any subsequent disclosures. Final CD reflects a fee total of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold.
12/06/2016: Refund Docs
12/06/2016: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 53.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10 months reserves; Years in Field Borrower has 5 years in field

300225033	7409bd42-5eb6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing current mortgage pay history
The lender's guidelines require a 24-month mortgage history.  The lender provided a VOR to reflect 15 months history plus 5 months from the current mortgage. The total credit history provided in the loan file is only 20 months.
12/05/2016: This is incorrect. Attached are guides provided by Investor which indicate 3 active trade lines for 24 months as the requirement. This is met.
12/06/2016: Audit re-analyzed mortgage history, and has determined that borrower has > 3 tradelines  and a 21 month VOR/VOM history. Condition rescinded. 12/05/2016: Exception is pending review from client.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 53.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10 months reserves; Years in Field Borrower has 5 years in field

300225033	87333bbb-90b6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
12/01/2016: Non-material findings, loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 53.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10 months reserves; Years in Field Borrower has 5 years in field

300225033	ba1575d2-5fb6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	12/06/2016: Email from XXXX
12/06/2016: Audit reviewed LE vs. CD with regards to the WLSP, and has determined that the borrower selected provider on an invalid WLSP. The fees were not within 10% tolerance for worst case scenario. However, a tolerance cure was reflected on the final CD.  Loan will be rated a B for all agencies.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 53.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10 months reserves; Years in Field Borrower has 5 years in field

300226307	0a924d3f-fedc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Business Tax Returns	Missing the XXXX and XXXX business tax returns for the Borrower's partnership. The loan is considered no QM compliant, additional conditions may apply.	01/23/2017: The borrower no longer has ownership per the attached agreement and CPA letter
01/23/2017: Audit consulted Compliance, and has determined that the documentation provided indicates a dissolution of the partnership on XX/XX/XXXX. A P&L, Balance Sheet and Business Tax Returns for partnership would not be required because borrower is no longer a partner in the business but rather receives a structured, set income amount. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 3120.70 months reserves

300226307	e5c47f1c-01dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The Lender Fees in section A of the final Closing disclosure requires an "itemization of each amount to be reflected within the Origination Charge.		01/17/2017: The finding is non-material and loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 3120.70 months reserves

300226307	c0d239a4-01dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															01/23/2017: Lender charges two fees on every transaction: the lender fee and application fee. we do not charge the borrower for a credit report or flood certification.	01/23/2017: Audit consulted with Compliance, and has determined that the loan will be rated a B for all agencies without a cure.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 3120.70 months reserves

300226307	e40a65a8-eedc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not found in the loan file.		01/17/2017: A CDA report dated 12/15/2016 with a value of $2,250,000 with a 0% variance of the appraised value. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 3120.70 months reserves

300226307	68410a80-efdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	Missing XXXX Balance Sheet for Borrower's partnership. Per appendix Q, a Balance Sheet is required; in order for the loan to be classified as a Qualified Mortgage.	01/23/2017: The borrower no longer has ownership per the attached agreement and CPA letter
01/23/2017: Audit consulted Compliance, and has determined that the documentation provided indicates a dissolution of the partnership on May 15, 2015. A P&L and Balance Sheet would not be required because borrower is no longer a partner in the business but rather receives a structured, set income amount. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 3120.70 months reserves

300226307	30d4fec9-01dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		01/17/2017: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 3120.70 months reserves

300226307	d6fd7e24-0d57-46b0-aaf0-06baf7750e25	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.	01/23/2017: Post Con CD, proof delivery and letter to borrower attached
01/23/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 3120.70 months reserves

300226307	19e58836-fedc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing XXXX YTD P&L for the Borrower's partnership. Per appendix Q, a YTD P&L is required; in order for the loan to be classified as a Qualified Mortgage.	01/23/2017: The borrower no longer has ownership per the attached agreement and CPA letter
01/23/2017: Audit consulted Compliance, and has determined that the documentation provided indicates a dissolution of the partnership on May 15, 2015. A P&L and Balance Sheet would not be required because borrower is no longer a partner in the business but rather receives a structured, set income amount. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 3120.70 months reserves

300226307	945d754e-cb0b-4b5b-9da6-bcf3b3745425	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
Final CD dated XX/XX/XXXX with the Estimated taxes, insurance and Assessment $X,XXX.XX but the Actual is $X,XXX.XX with the different of $X.XX. The lender incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX.
01/17/2017: CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $X.XX. Loan will be rated a 'B' for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 3120.70 months reserves

300224932	18432b1d-dca5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient credit history	Co-Borrower only has one active revolving account on credit report.		11/08/2016: Client approved exception. Loan will be rated a B for all agencies.
300224932	ac0457e6-a2db-4722-965d-f13c5b3846da	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments "Other" is missing HOA Dues as a description.	11/14/2016: Addressed by "Post Con CD 2". This is the CD that should be referenced for review.
11/14/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

300224932	c92d481e-93fe-46e4-95fb-d159424d66cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.	11/14/2016: Addressed by Post Con CD upload
11/14/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

300224932	e23da0f9-8ac4-463b-84ac-d3b632d8023c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
11/14/2015: CD attached addressing all conditions
11/14/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

300224932	01fc2266-27a5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/14/2016: CDA	11/14/2016: A CDA report reflecting a value $900,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300224932	7593257a-27a5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Administration Fee disclosed in Section H of the final Closing Disclosure is not disclosed accurately. The fee is disclosed as the payee and the payee is disclosed as the fee.	11/14/2016: Addressed by Post Con CD upload
11/14/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

300224932	4d5ddc7b-28a5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP in file is invalid as it does not reference fees in section C of the Loan Estimate.		11/07/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300224932	7b5b9270-b2a5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Electronic Recording fee in section B is missing the name of the service provider.	11/14/2016: Addressed by Post Con CD upload
11/14/2016: Audit reviewed revised CD (all payees included in Section B), Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

300224932	676b65b8-ce17-4b18-8d68-df2a001dbf82	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Additionally, a service provider was not provided for the Title – Electronic Recording fee in section B of the Closing Disclosure.  The fee is also reflected in a 0% tolerance section if provider was not reflected on the WLSP.   Additional conditions may apply.

11/16/2016: this charge does not get passed on to the consumer. GRI charges a single lender fee in section A instead11/14/2016: Flood Cert fee not required as was not disclosed on the Final LE, any CD or the Closing Transmittal. This is invalid.

11/16/2016: Audit consulted with Compliance, finding is a non-material Grade B. 11/14/2016: Audit reviewed the Lender Rebuttal, and has determined that either a Flood Cert fee reflected in Section B -OR- an Attestation that no fee was allocated to the loan transaction must be provided. Condition remains.

300225032	3ac22f2d-7ca7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/17/2016: CDA	11/17/2016: A CDA report reflecting a value $1,200,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.53%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 741; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.10 months reserves

300225032	0887d452-8566-4549-925a-77dd4e181d46	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
11/12/2016: This is a non-material finding. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.53%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 741; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.10 months reserves

300225032	aff71671-81a7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and a Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															This condition is supposed to be waived.	11/21/2016: Per Compliance, without a cure, loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.53%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 741; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.10 months reserves

300225032	e78d25e2-cca8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing copy of title
Missing copy of the prelim title for $XXX,XXX.XX (Prelim in file does not reflect the correct amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
															11/17/2016: Title	11/17/2016: Audit reviewed Short Form Commitment, and has determined that the Policy Amount is incorrect at $XXX,XXX.XX. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.53%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 741; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.10 months reserves

300225032	b5db8224-7ca7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing. Please note that a letter of explanation to the borrower must also be issued.
11/21/2016: Received post consummation CD reflecting Settlement Agents' license number. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.53%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 741; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.10 months reserves

300225032	c11f67f3-a7cb-4d3d-ad99-6cce07fd4fbd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for Property Taxes vs. the actual amount of $XXX.XX.

This is incorrect…… This is a refi so the amount from title would be used in calculating taxes and they were calculated correctly. See snippet from title below. Take the annual amount ($X,XXX.XX) divided by XX = $XXX.XX
11/21/2016: Per Compliance, loan will be rated a B.11/21/2016: Referred to Compliance Department
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.53%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 741; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.10 months reserves

300226306	a820d249-5fb3-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	The final application is not signed by the Loan Originator.	12/08/2016: LOs do not attend closings and therefore do not sign final 1003s. The initial 1003 signed by the LO was included in file	12/08/2016: Audit reviewed the Lender Rebuttal, as well as documentation, and has determined that the 1003 submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum FICO score is 803, guidelines require 700.; LTV is lower than guideline maximum Guidelines allow up to 80% LTV, subject is 53.11%; Reserves are higher than guideline minimum Guidelines require 12 months reserves, borrower has verified 42 months reserves.

300226306	66935f6c-71b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	12/01/2016: CDA	12/01/2016: A CDA report reflecting a value $1,525,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum FICO score is 803, guidelines require 700.; LTV is lower than guideline maximum Guidelines allow up to 80% LTV, subject is 53.11%; Reserves are higher than guideline minimum Guidelines require 12 months reserves, borrower has verified 42 months reserves.

300226306	a9865e7f-eae8-4090-aa40-c2f4867e6d5b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.	12/08/2016: attached.
12/08/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum FICO score is 803, guidelines require 700.; LTV is lower than guideline maximum Guidelines allow up to 80% LTV, subject is 53.11%; Reserves are higher than guideline minimum Guidelines require 12 months reserves, borrower has verified 42 months reserves.

300226306	e47650ab-8bb5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Estimated Settlement Statement in file indicates a cash from borrower of $X,XXX.XX vs. the final CD which reflects a cash from borrower of $X,XXX.XX with a discrepancy of $X,XXX.  Please provide Final Settlement Statement and explanation of discrepancy.
12/08/2016: see attached.
12/08/2016: Audit reviewed Post Closing CD reflects same cash to close as final ALTA Statement submitted, copy of borrower deposit check, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum FICO score is 803, guidelines require 700.; LTV is lower than guideline maximum Guidelines allow up to 80% LTV, subject is 53.11%; Reserves are higher than guideline minimum Guidelines require 12 months reserves, borrower has verified 42 months reserves.

300226306	ca215df8-89b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															12/08/2016: GR charges two fees on all transaction: the application fee and a lender fee. GR does not pass on the credit report fee or the floodcert fee to the borrower. This can be cleared.	12/08/2016: Audit reviewed stated attestation by the Lender, loan will be rated a B.
 FICO is higher than guideline minimum FICO score is 803, guidelines require 700.; LTV is lower than guideline maximum Guidelines allow up to 80% LTV, subject is 53.11%; Reserves are higher than guideline minimum Guidelines require 12 months reserves, borrower has verified 42 months reserves.

300226306	1bb275cf-6e21-4d7a-be1c-33168f07f9af	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The final Closing Disclosure disbursement date is XX/XX/XXXX, Right to Cancel expiration date is XX/XX/XXXX; 3 day rescission period not provided.	12/08/2016: attached.
12/08/2016: Audit reviewed revised CD with corrected disbursement date, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

 FICO is higher than guideline minimum FICO score is 803, guidelines require 700.; LTV is lower than guideline maximum Guidelines allow up to 80% LTV, subject is 53.11%; Reserves are higher than guideline minimum Guidelines require 12 months reserves, borrower has verified 42 months reserves.

300233790	7129152f-c7d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	01/06/2017: CDA	01/06/2017: A CDA report reflecting a value $1,280,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.09%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60.20 months reserves

300233790	97f6cb3e-c7d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well	01/06/2017: Please find attached the updated CD and LOX
01/06/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.09%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60.20 months reserves

300233790	b0bc553c-f1d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HELOC Draw for the Past 12 Months	Missing evidence there have not been any draws on the first lien HELOC in the past 6 months per the lender's guidelines. Additional conditions may apply.	01/06/2017: Please confirm which account you are referring to. I don't see a HELOC per the credit report.	01/06/2017: Audit re-analyzed loan documents, and has determined that via title, CD, credit report and final 1003, no evidence of a HELOC was located. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.09%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60.20 months reserves

300233790	e910cd83-f3d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Cash Out Amount Exceeds Guideline Maximum	Cash back to the borrower of $X,XXX.XX exceeds the Guideline maximum of $2,000 for a rate/term refinance.
01/167/2017:  Per Lender's guidelines, dated 6/27/2015, for rate term refinances, incidental cash may be received by borrower of the lesser of 1% or $5000.  Borrower received $X,XXX.XX which is within the guidelines.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.09%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60.20 months reserves

300233790	c38d856f-f2d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
															01/06/2017: GRI charges two fees on every transaction: the lender fee and application fee. we do not charge the borrower for a credit report or flood certification.	01/06/2017: Audit consulted with Compliance, and has determined that the loan will be rated a B for all agencies without a cure.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.09%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60.20 months reserves

300255242	98b146d7-0ac6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient credit history
The borrower was required to have a minimum of 3 lines open with at least 24 months history, 3 of which have been active in the last 12 months.  If less than 3 trade lines then the prior mortgage history must be rated within the past 36 months.  The borrower at the time of origination only had 2 open and active trade lines and the prior mortgage history was over 36 months old.  The borrower did not meet the trade line minimum.  The lender submitted a pricing exception for not meeting the trade line requirement.
															12/27/2016: Approved Exception	12/27/2016: Audit acknowledges that the credit history is outside of guidelines. Loan will be graded a B.12/27/2016: Exception is pending review from client.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.70 months reserves

300255242	2ac2fb3d-7a4f-43d5-b301-4df27bfc5e18	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE to the borrower and confirmation of delivery.	12/27/2016: Post CD
12/27/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent via e-mail. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.70 months reserves

300255242	bf9d1a52-4b97-4bc0-8b04-5effc9dcb6d4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX Reflects Transfer Taxes of $XXX with no resulting COC for subsequent disclosures.  The final CD reflects taxes in Section E of $XXX resulting in a variance of $XXX. Refund for cure due.
12/19/2016: RESPA Transfer Tax charge cure on final CD. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.70 months reserves

300255242	3d17e274-cec3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee and Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert and credit report in the file.  The Flood Cert Fee and credit report should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
12/27/2016: Email LOX
12/27/2016: Audit review of lender e-mail attestation statement regarding Credit Report and Flood Determination Fees states that the fees are not passed onto the borrower. Per Compliance, without a cure the loan file will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.70 months reserves

300255242	ff1a4c82-09c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The lender did not break out the lender fees in Section A and classified them as "Lender Fees."		12/19/2016: This finding is non-material. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.70 months reserves

300255242	bda7f017-d0c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/21/2016: CDA provided reflecting a value of $1,115,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.70 months reserves

300184181	3e14d5dd-9634-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report is not in file.	06/21/2016: CDA	06/21/2016: A CDA report reflecting a value of $1,100,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum  DTI of 43%, loan qualified with DTI of 24.33; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 238.10 months reserves

300184181	91052a1b-8f0e-4849-9eae-0439f864fcb0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated less than 6 days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
06/23/2016: Received evidence of receipt. Timing requirement met. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum  DTI of 43%, loan qualified with DTI of 24.33; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 238.10 months reserves

300184181	406387eb-9634-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Title Commitment / Title Insurance	Missing title commitment / title insurance.		06/23/2016: Received acceptable title commitment. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum  DTI of 43%, loan qualified with DTI of 24.33; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 238.10 months reserves

300184181	e6e61a12-1bc3-496c-aaaa-52bdaf65d252	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent Contact's state License ID is missing.		06/23/2016: Received post consummation CD with corrected contact information. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum  DTI of 43%, loan qualified with DTI of 24.33; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 238.10 months reserves

300184181	fd26f593-c51c-44f8-9973-a838321ebeb7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrowers.		06/21/2016: Audit reviewed and determined e consent for in file is acceptable. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum  DTI of 43%, loan qualified with DTI of 24.33; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 238.10 months reserves

300184181	78baeaaf-bdd6-4cca-82b4-a60050223d0f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX resulting in a $XXX refund due for cure.		06/21/2016: Lender credit in section J of CD in amount of $XXX is sufficient tolerance cure. Loan will be graded a B for Fitch and an A for all other agencies.
 DTI is lower than guideline maximum UW Guides maximum  DTI of 43%, loan qualified with DTI of 24.33; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 238.10 months reserves

300335559	3266fe68-020f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $691,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335559	742f634a-e57b-4160-99ca-5c3c4886c5e7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD dated reflected total of payments as $XXX. The actual total of payments is $XXX, an over-disclosure of $XXX. It appears fees paid the Lender were included.		03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300335557	dd999019-f20f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/27/2017: CDA provided reflecting a value of $2,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335557	be13d3e0-13e0-4c51-8f19-55f91e4c451c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The NMLS License Number of the Settlement Agent is missing.
03/30/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335557	ba0c140e-9b10-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final CD dated XX/XX/XXXX is missing the number of month for property taxes in section F.
03/30/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335557	55bfbe18-9d98-4463-b3c7-e4fd93df0087	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	ROR was on a H-8 form. Lender to Lender refinance requires form H-9.		04/06/17: Amended rescission period has expired. Cured post close loan will be graded a B. 03/30/17: Lender provided the correct RTC H9, and will expire 04/03/17. Condition maintained.
300335556	729afb05-981e-4e4e-bafe-2c834cee6e1a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.
03/30/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  34.42%; FICO is higher than guideline minimum UW Guides require FICO of 768 loan qualified with FICO of  775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.30 months reserves

300335556	1b257403-7fe5-4ea1-bc7d-77054099bcd6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Refinance made by original creditor with new money. Form H-9 is required	04/04/2017: uploaded RTC
04/05/2017: Audit reviewed documentation: Notification of error, reopened rescission, evidence of shipment and corrected RTC was provided. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and will be rated a Fitch B.04/04/2017: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and corrected RTC was provided . Loan will be rated a Fitch B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.03/30/17: Lender provided the correct RTC H9, and will expire XX/XX/XXXX. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  34.42%; FICO is higher than guideline minimum UW Guides require FICO of 768 loan qualified with FICO of  775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.30 months reserves

300335556	0ae1d786-390b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Satisfactory documentation verifying that the XXX loan is a business expense independent of the borrower's personal obligation.
03/30/17: Please note that there is a great deal of evidence in the file that this is an obligation of the business. The note itself reflects the business name as the borrower and the borrower had to sign as XXX% owner of the business. Please also note that it is a balloon note with interest only payments due each month. The business returns show substantial interest write off on page 1 and Schedule L of the business return reflects "Mortgages, Notes, Bonds Payable" amounts that are consistent with the amount of this note. Please also note that the borrower's inquiry explanation letter states he obtained this note to replace the existing business note and that is consistent with what is reflected on the business returns as well. Please clear this issue. Thank you.
03/30/17: Upon further review, sufficient evidence provided that the loan is a business expense. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  34.42%; FICO is higher than guideline minimum UW Guides require FICO of 768 loan qualified with FICO of  775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.30 months reserves

300335556	719e936b-300b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		03/23/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  34.42%; FICO is higher than guideline minimum UW Guides require FICO of 768 loan qualified with FICO of  775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.30 months reserves

300335556	7e3ff41c-902b-4956-92e2-b021d201d9e9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected a total payments of $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over disclosure of $X.XX.		3/17/2017: Over disclosed of TOP less than $XXX is considered a non-material finding. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  34.42%; FICO is higher than guideline minimum UW Guides require FICO of 768 loan qualified with FICO of  775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.30 months reserves

300335556	8ef3550f-cde1-452b-b069-cda1663a11d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Missing corresponding WLSP for initial LE		03/23/17: Lender provided the corresponding WLSP for initial LE. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  34.42%; FICO is higher than guideline minimum UW Guides require FICO of 768 loan qualified with FICO of  775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.30 months reserves

300335556	19a2665e-300b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $725,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  34.42%; FICO is higher than guideline minimum UW Guides require FICO of 768 loan qualified with FICO of  775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.30 months reserves

300335556	5dede59c-f41b-4c9c-8434-fe93368989d9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated business disclosure not provided within 3 business days of application date.		03/23/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  34.42%; FICO is higher than guideline minimum UW Guides require FICO of 768 loan qualified with FICO of  775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.30 months reserves

300335556	6425cfb9-07fd-49cc-86b4-653b0d26ed97	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership counseling disclosure not provided with 3 days of application.		03/23/17: Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within 3 days of the application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  34.42%; FICO is higher than guideline minimum UW Guides require FICO of 768 loan qualified with FICO of  775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.30 months reserves

300314287	f75d7a56-4f04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/13/2017: lender fee lox
03/13/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.84%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.30 months reserves

300314287	62c2463f-ce04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. The loan file contains a frozen letter however; it was not executed.	03/13/2017: close out letter	03/13/2017: Audit reviewed executed Authorization to Close Line of Credit, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.84%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.30 months reserves

300314287	d74c657e-4f04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
03/08/2017: This finding is non-material. The loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.84%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.30 months reserves

300314287	47369573-1004-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file	03/10/2017: CDA	03/10/2017: A CDA report reflecting a value $1,650,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.84%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.30 months reserves

300314287	4229f1b8-cc04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Business Tax Returns	Missing executed copies of the business tax returns for businesses A and B of Schedule E from the borrower's 1040.	03/16/2017: signed tax returns03/13/2017: business returns
03/16/2017: Audit reviewed executed 2014/2015 1065 Partnership Tax Returns, and has determined that the documentation submitted was dated PRIOR to consummation. Appendix Q requirements have been met. Condition cleared. 03/13/2017: Audit reviewed Business Tax Returns for businesses A and B of Schedule E from the borrower's 1040, and has determined that the CPA stamp is not sufficient for Appendix Q. Provide 2014/2015 1065 Partnership Tax Returns executed and dated by the borrower to meet Appendix Q requirements. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.84%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.30 months reserves

300342932	71743463-4a78-4955-8808-24a85345c1c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The  Transfer Taxes in section E of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/30/2017: Closing Disclosure and LOX to the borrower
03/30/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided via e-mail. Loan will be rated a 'B'.

300342932	b70b2910-c61e-4d1a-a207-64d991fde020	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.		TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300342932	e47f69db-e4fa-4e36-b411-7001ea185db4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
03/28/2017: This is a non-material issue. The loan will be graded a B for all agencies.
300334775	b83811cf-9e1f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID and of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

04/19/2017: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is non-material. The client has adopted SFIG guidance. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 103.60 months reserves

300334775	a14d1bb6-1221-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	04/19/2017: close line letter	04/19/2017: Audit reviewed the executed Close Credit Line/Equity Line Authorization Letter, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 103.60 months reserves

300334775	198fde91-3ce9-4671-8a7e-f6d1c7703c65	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and the “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
04/19/2017: CD & letter
04/19/2017: Audit review of revised CD includes itemized fees in Sections A, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 103.60 months reserves

300334775	5cc0dce8-1321-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to borrower of $XXX,XXX.XX vs the Final CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $XXX.XX.  Provide explanation for the discrepancy and if applicable, letter to the borrower, copy of refund check and proof of delivery within 60 days of consummation.
04/19/2017: Final CD04/19/2017: This is an escrow state, so the consummation is not the final CD. Please see the final CD. No refund is needed.
04/19/2017: Audit compared the Final Settlement Statement and Post Closing CD, and has determined that Final Settlement Statement ($XXX,XXX.XX) and Post Closing CD ($XXX,XXX.XX) reflect the same cash to borrower. Condition cleared.04/19/2017: Audit compared the true certified, by settlement agent, copy of the Final Settlement Statement and Post Funding CD, and has determined that Final Settlement Statement reflects $$XXX,XXX.XX cash to borrower versus Post Funding CD reflects $$XXX,XXX.XX with a discrepancy of $XXX.XX (due to recording, mobile notary, courier fees). Provide explanation for the discrepancy and if applicable, letter to the borrower, copy of refund check and proof of delivery within 60 days of consummation. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 103.60 months reserves

300334775	1b1ee9c2-07f7-43e9-a935-84dc2d872b3f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $X,XXX.XX, no Appraisal Fee (addt’l report), and a Credit Supplement Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX, Appraisal Fee (addt’l report) of $XXX.XX and a Credit Supplement Fee of $XX.XX.  These fees are in a 0% tolerance section.  Lender tolerance cure of $XXX.XX is required.
04/14/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 103.60 months reserves

300334775	327b93ee-1221-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HELOC Draw for the Past 12 Months	Per lender’s guidelines, missing draw schedule for prior 12 months evidencing no draws exceeding $X,XXX.XX singly or cumulatively.	04/19/2017: This is required on a cash-out refinance? This file is already underwritten as a cash out.	04/19/2017: Audit concurs with the Lender Rebuttal, and has determined that said finding is not valid for a cash out refinance. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 103.60 months reserves

300433073	4fa0c6ef-b81d-439c-a1f2-e60c55fe5d44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX did not reflect an Appraisal Field Review Fee and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Field Review Fee of $185.00.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XXX.XX is required.
05/10/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 4.98%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.3 months reserves

300433073	00751925-5655-4e99-832c-b40f74781edc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
05/10/2017: Plural fees in section A are deemed as a non-material finding. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 4.98%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.3 months reserves

300433073	8755eedf-4851-45d2-a873-53d6e31803d5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		05/10/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 4.98%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.3 months reserves

300350157	2dc88303-a22a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	04/28/2017: CDA	04/28/2017: A CDA report reflecting a value $1,100,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; LTV is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 30.51%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 34.80 months reserves

300350157	5ba2fa60-88ea-48ec-8e14-c50b200a05f1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX		04/26/2017: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; LTV is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 30.51%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 34.80 months reserves

300350157	dcb84077-caac-4434-bade-37bf85567a83	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
05/02/2017: Please note that you indicated the attached attestation is on file with you to cure this defect for all loans for which it is cited.
05/02/2017: Audit reviewed attestation stating that Lender only charges two static fees: A Lender Fee and an Application Fee. The Lender does not charge the borrower for a credit report or flood certification fee, nor is it incorporated into either of said fees. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; LTV is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 30.51%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 34.80 months reserves

300350157	67e11cd7-7036-4009-adff-9c06d17c30a9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE to the borrower and confirmation of delivery.	05/02/2017: Post CD
05/02/2017: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State) is non-material. The client has adopted SFIG guidance. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; LTV is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 30.51%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 34.80 months reserves

300350157	6f74d0ea-1d05-4770-8e68-55f2165e4eab	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Closing Protection Letter, Title – Escrow Fee, Title – Lender’s Title Insurance, Title – Reconveyance Fee, and Title – Title Endorsement are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for these title services.  These title service provider fees should be listed in section B of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/02/2017: Post CD
05/02/2017: Audit review of revised CD reflects Sections C fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; LTV is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 30.51%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 34.80 months reserves

300441510	664bf87d-7286-4eda-8494-6bcbf47ad666	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
06/01/2017: This is deemed non-material. The loan will be rated a B for all agencies.
300441510	2debb0fb-75aa-4e35-9b08-d85218f839c7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
06/06/2017: please stop suspending for this.
06/06/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

300441510	77a17295-f346-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	06/06/2017: CDA	06/06/2017: A CDA report reflecting a value $640,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300345274	f137fde2-c614-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee and the Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert in the file. The Credit Report Fee and the Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/29/2017: A General Attestation provided by the lender applies to all lenders loans
300377312	c2b43bd8-8f41-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
05/26/2017: This finding is non-material. The loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 66 months payment history with no late payments reported; Years on Job Borrower has 17 years on job

300377312	2b42b117-0d42-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence of closure of the revolving debts paid off at closing. Additional conditions may apply.	06/05/2017: The authorizations to close credit are attached.05/31/2017: The debts were paid off per the final closing disclosure.
06/05/2017: Audit reviewed executed Authorization to Close Line of Credit for both accounts paid at closing, and has determined that the documentation submitted is deemed acceptable. Condition cleared.05/31/2017: Audit reviewed the Lender Rebuttal, and has determined that the requirement for the revolving account closure is an Investor requirement. Provide evidence that revolving accounts paid on the final Closure Disclosure were closed. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 66 months payment history with no late payments reported; Years on Job Borrower has 17 years on job

300377312	5f5001b7-8e41-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing K-1	Missing 2015 K-1 for the second business listed on section B of the Schedule E of the 2015 Tax Return. Additional conditions may apply.	05/31/2017: There is only one business in the schedule E. Please see the attached email from the CPA to confirm.
05/31/2017: Audit reviewed the Lender Rebuttal, as well re-analyzed the tax documents, and has determined that the borrower does not have a second business. The Schedule E section A business name has continued on to Section B line as "F/K/A" with only one ID number. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 66 months payment history with no late payments reported; Years on Job Borrower has 17 years on job

300377312	f3404de6-8f41-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/31/2017: CDA	05/31/2017: A CDA report reflecting a value $1,395,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 66 months payment history with no late payments reported; Years on Job Borrower has 17 years on job

300440102	214388ab-42ed-46c6-a57c-daed68485dc7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop fof. No Cure - Missing document not provided.		06/12/2017: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 41 months payment history with no late payments reported; Years on Job Borrower has 5 years on job

300440102	568cba04-834f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: Section 1026.37(f): Under the subheading “origination charges”, and in the applicable columns as described in paragraph (f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
06/12/2017 - Finding is non-material and the loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 41 months payment history with no late payments reported; Years on Job Borrower has 5 years on job

300440102	c44110db-3e15-4885-83a3-f82e46673c31	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file. No Cure.		06/12/2017: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 41 months payment history with no late payments reported; Years on Job Borrower has 5 years on job

300457067	fdb228bc-4b4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/09/2017: CDA provided reflecting a value of $790,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300457067	17c6da13-3c23-488a-811f-58d9de58bd49	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Final Closing Disclosure  reflects an Amount Financed of $XXX,XXX,XX vs. actual $XXX,XXX,XXX.XX, an under disclosure of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
06/14/2017: It appears our fee variance is not pulling any Amount Financed over disclosure. I have attached our Mavent that is passing with our TILA fees
06/20/2017:  Received post consummation CD & recalculated fees.  $XXX,XXX vs $XXX,XXX, no violation.  Condition cleared.06/14/2017: Audit has reviewed CD, as well as the documentation provided, and determined that the $X,XXX.XX "lender credit" on the CD was applied to "general closing costs" because the Lender did not specifically attributes a credit to a specific finance charge. Therefore as a "lump sum" credit, it is allocate to non-finance charges and then apply towards prepaid finance charges. Provide evidence to verify "what fees" the Lender Credit was applied. Condition remains.

300457067	b02e5a2f-e2f4-44f1-9c6f-3007ff53ceb0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX,XX vs. actual Finance Charge of $XXX,XXX.XX. An over disclosure of $XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
06/14/2017: It appears our fee variance is not pulling any Amount Financed over disclosure. I have attached our Mavent that is passing with our TILA fees
06/20/2017:  Received post consummation CD & recalculated fees.  $XXX,XXX.XX vs $XXX,XXX.XX, a difference of $X.XX.  Non violation.  Condition cleared.06/14/2017: Audit has reviewed CD, as well as the documentation provided, and determined that the $4,244.40 "lender credit" on the CD was applied to "general closing costs" because the Lender did not specifically attributes a credit to a specific finance charge. Therefore as a "lump sum" credit, it is allocate to non-finance charges and then apply towards prepaid finance charges. Provide evidence to verify "what fees" the Lender Credit was applied. Condition remains.

300335555	3b25a13f-61a0-4d00-92f7-3e0be0d0eb43	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.
The Affiliated Business Disclosure is required to be provided to the borrower within 3 standard business days of application.  The Affiliated Business Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX
03/24/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.48%; Reserves are higher than guideline minimum UW Guides require 6+6 months reserves, loan qualified with 102 months reserves; Years on Job Borrower has 13 years on job

300335555	0f3b9633-d508-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/15/2017: CDA provided reflecting a value of $2,870,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.48%; Reserves are higher than guideline minimum UW Guides require 6+6 months reserves, loan qualified with 102 months reserves; Years on Job Borrower has 13 years on job

300335555	cf83f5a1-ef08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Title Coverage	The title in file does not reflect the required loan amount coverage.		04/14/17: Lender provided the title showing sufficient coverage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.48%; Reserves are higher than guideline minimum UW Guides require 6+6 months reserves, loan qualified with 102 months reserves; Years on Job Borrower has 13 years on job

300335555	d36f674b-35e4-40cf-a319-e8b1a8e7b2ee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	(Added 03/24/17): The WLSP not provided within 3 business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX	04/04/17: Please see the disclosure tracking below; the WLSP was provided to the borrower with the initial disclosures on XX/XX/XXXX	04/10/17: Lender provided the WLSP provided to the borrower, within 3 days of the application date. Condition cleared. 04/06/17: Please provide the WLSP. Condition maintained.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.48%; Reserves are higher than guideline minimum UW Guides require 6+6 months reserves, loan qualified with 102 months reserves; Years on Job Borrower has 13 years on job

300335555	6f2e2557-fdc9-49b7-8d20-f41f0dcc5188	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure is missing in the file.		03/24/17: Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within 3 days of the application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.48%; Reserves are higher than guideline minimum UW Guides require 6+6 months reserves, loan qualified with 102 months reserves; Years on Job Borrower has 13 years on job

300335555	60ad6617-20b2-4fd3-b0c8-a0ec2e048bbf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Loan Estimate is missing in the file.		03/24/17: Lender provided the initial loan estimate and evidence of receipt. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.48%; Reserves are higher than guideline minimum UW Guides require 6+6 months reserves, loan qualified with 102 months reserves; Years on Job Borrower has 13 years on job

300335555	99eaf047-d974-48c2-9666-aa7f5cf5ac71	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate lock agreement is missing in the file.		03/24/17: Lender provided the rate lock agreement. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.48%; Reserves are higher than guideline minimum UW Guides require 6+6 months reserves, loan qualified with 102 months reserves; Years on Job Borrower has 13 years on job

300335554	c249314e-5c0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on the initial, final and funding Closing Disclosure is missing the explanation HOA for the field Other.	03/27/2017:
03/27/2017: Audit review of missing the explanation HOA for the field Other was corrected on final CD. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes was outside of the 60 days from error notification, however issue is a non-material, grade B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.661%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Years on Job Borrower has 4.10 years on job

300335554	4570046b-5c0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately	The Estimated Taxes, Insurance & Assessments section on Loan Estimate dated XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX is missing the explanation HOA for the field Other.	03/27/2017: Post Consummation CD
03/27/2017: Audit review of missing the explanation HOA for the field Other on LE was corrected on final CD. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes was outside of the 60 days from error notification, however issue is a non-material, grade B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.661%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Years on Job Borrower has 4.10 years on job

300335554	c2bc0094-5b0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Insufficient Reserves	X.X months < 6 months required. Reserves are short $X,XXX.XX
04/21/17: There is documentation in the file that supports that the loan is still in place, but that the balance used to qualify was in fact the vested balance after deducting the loan. The Underwriter could have made that more clear, but here’s her reasoning: •401K statement in the file dated XX/XX/XXXX reflects a vested balance at $XX,XXX.XX (uploaded to the loan file on XX/XX/XXXX) •401K statement in the file dated XX/XX/XXXX showing vested balance of $XX,XXX.XX with an outstanding loan balance of $XX,XXX.XX (uploaded to the file on XX/XX/XXXX) The borrower took out the loan in XX/XXXX for down payment on the subject property in XX/XXXX. So if the balance was $XX.XK in XX/XX/XXXX and the borrower took out a loan for the down payment in XX/XXXX and continued to contribute to the 401K plan, the vested balance in the plan would be $XXK with an outstanding loan balance of $XXK in XX/XX/XXXX. Prudential doesn’t hypothecate the shares like other brokers traditionally do.03/31/17: Attached is the settlement statement showing borrower only had to bring $X,XXX.XXto closing, as well as the Underwriter's asset worksheet showing borrower had total verified funds of $XX,XXX.XX. Subject PITIA is $X,XXX.XX. After subtracting out funds to close, borrower was left with $XX,XXX.XX in reserves which yields almost 9 months of reserves. If you disagree with these amounts, please document how you are calculating net reserves so that we can adequately address. Thank you.

05/10/17: Cured post close. Client acknowledged. 05/08/2017: Lender stated. "Cannot clear exception". Condition remains. 04/24/17: Page 78 shows  a net value of $X,XXX.XX @ 60% equals $X,XXX.XX. Audit used the most recent statement in order to determine value. $XX,XXX.XX -$XX,XXX.XX @ 60%. Condition maintained. 04/04/17:Upon further review, verified assets: $XXX.XX+$X,XXX.XX+$X,XXX.XX+$X,XXX.XX+$X,XXX.XX+$X,XXX.XX= $XX,XXX.XX minus 6 months reserves subject $XX,XXX.XX minus funds to close $XXX.XX equals $X,XXX.XX short reserves. (401K $XX,XXX.XX-Outstanding Loan Balance of $XX,XXX.XX=$X,XXX.XX @ 60%).

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.661%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Years on Job Borrower has 4.10 years on job

300335554	db68958b-933b-449d-a9f9-eead4946dc49	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Incorrect rescission model - Same lender refinance requires form H-9.		3-22-2017 - No new money was provided to the Borrower through the refinance transaction; form H-8 is acceptable.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.661%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Years on Job Borrower has 4.10 years on job

300335554	06b41476-5b0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $645,000 which is a 2.3% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.661%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Years on Job Borrower has 4.10 years on job

300335553	a26fbc40-cd09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Guidelines require breakdown of taxes and insurance from escrows for all REOs in file. Rental in Schedule E in XXXX/XXXX taxes in file is missing the tax certification.
03/20/2017 (BF) Valid finding document missing but subsequently obtained and uploaded to clear this finding for property located on Schedule E. It would be helpful going forward to actually list the property address
03/21/17: Lender provided the tax certification for the property located on Schedule E. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 30.80 months reserves

300335553	639d98ee-cd09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/20/2017: CDA provided reflecting a value of $950,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 30.80 months reserves

300335553	7b99d49a-7a0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

4/25/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies. 03/24/2017:  Please verify Lender is under a contract with the vendor to provide credit reports at a set rate per month and the rate is not dependent upon the number of credit reports that are requested and provided, or a corrected CD within 60 days of consummation and LOE to the borrower. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 30.80 months reserves

300335553	fb4fbfc4-7a0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The initial LE reflects Section E/Taxes and Other Governmental Fees/Recording fees of $XX.  The initial, interim and final CD Section E/Taxes and Other Governmental Fees/Recording fees of $XXX.XX.  A Lender credit of $XX.XX is required.
03/16/2016: Section J of the initial, interim and final CD confirms a lender credit of $XX.XX. Loan to be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 30.80 months reserves

300335552	683c193f-700e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $1,810,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335552	09e23bb8-2d6b-44f3-9677-0f93a5bdbec8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXXX.XX
04/05/17: The Closing Disclosure estimated escrow on Page 1 of the CD is an estimated figure and not an exact dollar amount. This section indicates this is an estimated figure.
04/11/2017: Audit re-analyzed the Projected Payment section, and has determined that the actual calculated values for Estimated Escrow matched the  Final CD in the amount of $X,XXX.XX for Taxes and Insurance. Condition cleared.04/07/17: Please provide the corrected CD, and LOE to the borrower within 60 days of consummation. Condition maintained.

300335552	d184210b-9455-4db5-ae5f-1413c8d48a44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of XXXX.XX for the hazard insurance (annual) vs. the actual amount of $XXXX.XX (annual) per declaration page.
04/05/17: The Closing Disclosure estimated escrow on Page 1 of the CD is an estimated figure and not an exact dollar amount. This section indicates this is an estimated figure.
04/11/2017: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. Loan will be rated a 'B' for all agencies.04/07/17: Please provide the corrected CD, and LOE to the borrower within 60 days of consummation. Condition maintained.

300335552	d99d2163-a18a-465a-89ff-ee84066e9990	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $XXXX.XX, the calculated payment amount is $XXXX.XX
04/05/17: The Closing Disclosure estimated escrow on Page 1 of the CD is an estimated figure and not an exact dollar amount. This section indicates this is an estimated figure.
04/11/2017: Audit re-analyzed the Projected Payment section, and has determined that the actual calculated values for Estimated Total Monthly Payment matches the Final CD in the amount of $X,XXX.XX for Taxes and Insurance. Condition cleared.04/07/17: Please provide the corrected CD, and LOE to the borrower within 60 days of consummation. Condition maintained.

300335551	85268c64-e60f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing evidence of verbal verification of employment dated < 10 days from the date of the Note.	04/04/17: Policy does not require only a CPA letter, we have copy of business license and internet search.	04/06/17: Upon further review, active business license, third party verification, and CPA letter in the file. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.44%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  107.30 months reserves

300335551	36d29926-8a10-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Lender Exception present	Lender Exception in File - Client to Review: Exception to allow purchase appraisal (more than 3 months old) to be used for refinance.
05/10/2017: Audit acknowledges the client approved exception for Appraisal greater than 120 days. Loan will be rated a B.05/08/2017: Lender stated not able to clear. Exception request submitted to client. Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.44%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  107.30 months reserves

300335551	45d867ce-1010-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Missing copy of blanket policy declaration page		03/30/17: Lender provided blanket policy declaration page from the insurance provider indicating there is adequate insurance coverage for the dwelling. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.44%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  107.30 months reserves

300335551	241620a5-ed0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file		03/27/2017: CDA provided reflecting a value of $1,125,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.44%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  107.30 months reserves

300335549	4887f7c1-1ca6-47cc-bd18-6ee4d2291e82	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	(Added 05/02/17) XX.XX% > XX% maximum allowable
05/04/17: The monthly payment for the $XXX,XXX HELOC  was included in this DTI. A copy of the settlement statement was located in the file showing this was paid along with the first. Condition rescinded.
LTV is lower than guideline maximum The LTV is 22.55%; No Mortgage Lates The Borrower has no mortgage lates; Reserves are higher than guideline minimum The Borrower has 395 months of reserves
300335549	4d0fd400-f00f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/27/2017: CDA provided reflecting a value of $2,275,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			LTV is lower than guideline maximum The LTV is 22.55%; No Mortgage Lates The Borrower has no mortgage lates; Reserves are higher than guideline minimum The Borrower has 395 months of reserves
300335549	f394e698-03e1-4c4a-86de-d8556bb3d2d8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $XXX.XX.		03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.			LTV is lower than guideline maximum The LTV is 22.55%; No Mortgage Lates The Borrower has no mortgage lates; Reserves are higher than guideline minimum The Borrower has 395 months of reserves
300335549	e5da1cd4-ef0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	XX.XX% > XX% maximum allowable: The DTI variance is due to Rental income less than lender approved.
05/01/2017:  Please provide exact details of your DTI calculation including income and liabilities, because we have used the correct figures in our income calculations and our DTI is <XX%. I cannot respond properly unless I see the totality of your calculations. Please see attachment for our rental calculator and the 1008.04/25/17: Please see most recent tax bill and most recent insurance bill for latest accurate figures. 04/20/17: Lender underwriting file, 1008, and income calculators reflect a DTI less than 43%. If your income calculations differ from ours, please provide details of your calculation so that we can address. Thank you.

05/04/17: The monthly payment for the $XXX,XXX HELOC  was included in this DTI. A copy of the settlement statement was located in the file showing this was paid along with the first. Condition rescinded. 05/01/2017: 05/02/17: Other Income $X,XXX.XX Positive Rent $X,XXX.XX Total Monthly Income (all borrowers) $XX,XXX.XX. Liabilities: Revolving- B $X,XXX.XX  $XXX.XX Revolving- B $XXX.XX $XX.XX Revolving $XXX.XX $XX.XX , Revolving - b $XX.XX $XX.XX Installment  $XXX,XXX.XX $X,XXX.XX=  $XXX,XXX.XX monthly payment $X,XXX.XX. Subject property:  $X,XX.XX. Income:  $XX,XX.XX/ $X,XXX.XX XX% DTI.  04/26/17: Tax bill XXXX/XXXX for subject rental property provided.  $XX,XXX.XX or $XXX.XX a month. Insurance Declaration page shows $X,XXX.XX or $XXX.XX a month. DTI is now XX.XX% which exceeds the guideline minimum of 43%. Condition maintained. 04/22/17: Gross rental income: $XX,XXX.XX  P&I $XX,XXX.XX tax  $X,XXX.XX  insurance $XXX.XX. Condition maintained.
LTV is lower than guideline maximum The LTV is 22.55%; No Mortgage Lates The Borrower has no mortgage lates; Reserves are higher than guideline minimum The Borrower has 395 months of reserves
300335549	26061722-f10f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Seasoning requirement not met	Lender Exception in file, Client to review Applicant must have been in title for a minimum of 90 days prior to the application date.
05/09/2017: Audit reviewed the client approved exception for seasoning requirements. Loan will be rated a B.05/08/17: Lender stated. "Not able to clear". Exception request submitted to client.  Condition maintained.
LTV is lower than guideline maximum The LTV is 22.55%; No Mortgage Lates The Borrower has no mortgage lates; Reserves are higher than guideline minimum The Borrower has 395 months of reserves
300335544	300e5381-52d3-4467-97f7-93e1e12eebd0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure in file is not executed by borrowers.	03/24/17: Final Signed ABA. If the initial ABA is not signed the final ABA must be signed at closing. Please see signed ABA.	03/24/17: Lender provided the signed affiliated business disclosure. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 36 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 with additional 12 months reserves, loan qualified with over 85 months reserves; Years in Field Borrower has been in employment filed for 27 years.

300335544	ad644891-9d05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/15/2017: CDA provided reflecting a value of $1,930,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 36 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 with additional 12 months reserves, loan qualified with over 85 months reserves; Years in Field Borrower has been in employment filed for 27 years.

300335544	0d1e1228-9c05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	The retirement statements in the file are ineligible.
04/22/17: Legible copy provided. Condition cleared.03/31/17: Apologize for the confusion the borrower's statements (      ) for the period XX/XX/XXXX-XX/XX/XXXX are illegible. Please provide a legible copy of the statement. Condition maintained.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 36 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 with additional 12 months reserves, loan qualified with over 85 months reserves; Years in Field Borrower has been in employment filed for 27 years.

300335541	8c503377-f30f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient Reserves
Verified assets $xxx,xxx.xx minus 12 months reserves subject $xx,xxx.xx, minus 6 months reserves for needed for each investment property $xx,xxx.xx minus funds to close $xx,xxx.xx = -$xx,xxx.xx short funds reserves.

04/25/2017: Audit acknowledges the client approved exception for shortage in reserves. Loan will be rated a B.04/20/17: Exception request submitted to client. 04/17/17:  Verified Assets: $XXX,XXX.XX(12 month reserves subject per G/L PRIMARY RESIDENCE, Purchase, Limited Cash-Out Refinance, Technical Refinance, $X,XXX,XXX - $X,XXX,XXX, 12 months PITIA) : $XX,XXX.XX – funds to close $XX,XXX.XX=Total required: $XXX,XXX.XX short ($X,XXX.XX) Condition maintained. 04/07/17: Upon further review, 6 months for investment property since one is a commercial property and the other sold. However audit calculates 11 months reserves without the sale of the previous residence. Please provide the signed CD or certified settlement statement and evidence of funds received. Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.19%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Years in Primary Residence Borrower has resided in subject for 20 years

300335541	ac045040-d30f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA	03/28/2017: CDA	03/28/2017: A CDA report reflecting a value $3,775,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.19%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Years in Primary Residence Borrower has resided in subject for 20 years

300335541	a5ece6f7-0210-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Subordination Agreement	The file does not contain a subordination agreement in the amount of $xxx,xxx.xx		03/29/17: Lender provided the signed subordination agreement. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.19%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Years in Primary Residence Borrower has resided in subject for 20 years

300335539	685ac85c-f04e-4567-a787-043a1821e7f8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Incorrect rescission model - Lender used form H-8		05/04/17: The right of rescission has expired. Condition cleared. 04/05/17: Correct form provided (H9). Rescission expires XX/XX/XXXX.
300335539	121f3219-8f0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $1,320,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335537	795c8f8e-be6f-438a-97d2-6e21e3a5e182	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application
Provide disclosure tracking, other supporting documentation to confirm the correct application date.  The initial 1003 is not executed by the Borrower.  The Initial LE is dated more than 3 business days after the Loan Officer date on the initial 1003.

04/11/17: Lender provided the disclosure tracking showing the application date. Condition cleared. 04/06/17: In order to clear this condition, please provide disclosure tracking,  or other supporting documentation to confirm the correct application date. The initial 1003 is not executed by the Borrower and is dated xx/xx/xxxx.  Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788.; Reserves are higher than guideline minimum

300335537	502da626-120c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Provide insurance documentation to support sufficient coverage. The insurance coverage provided reflects a shortfall.
04/11/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared. 04/06/17:  Please provide a replacement cost estimator provided from the insurance company showing sufficient coverage. Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788.; Reserves are higher than guideline minimum

300335537	b837e710-18cd-4965-a093-2c90edc415c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application
Provide disclosure tracking, other supporting documentation to confirm the correct application date.  The initial 1003 is not executed by the Borrower.  The HUD Homeownership Counseling Disclosure is dated more than 3 business days after the Loan Officer date on the initial 1003.

04/11/17: Lender provided the disclosure tracking showing the application date. Condition cleared. 04/06/17: In order to clear this condition, please provide disclosure tracking,  or other supporting documentation to confirm the correct application date. The initial 1003 is not executed by the Borrower and is dated xx/xx/xxxx.  Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788.; Reserves are higher than guideline minimum

300335537	822bc3fb-618d-4566-b655-0bf295b94f72	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $x,xxx.xx a month vs. the calculated value of $x,xxx.xx a month. The lender used the incorrect amount of $x,xxx for the taxes and $xxx.xx for insurance vs. the actual amount of $x,xxx for taxes and $xxx.xx for insurance.

04/12/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.4/11/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  04/06/17: Under disclosure of taxes and insurance are material findings. Please provide the corrected CD and LOE provided to the borrower within 60 days of consummation. Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788.; Reserves are higher than guideline minimum

300335537	05a08da3-6e0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Provide the payment history for the solar system contract, which was not found in file. Lender shows a payment on the final 1008, which appears to be tied to the solar system.
03/30/17: XXXXX XXXX agreement is attached. Also note, comments from UW regarding the calculation: “Per review of solar lease with XXXXX XXXX the system is expected to produce xxxxkWh in the first year of use, giving the pricing listed and the fact we are still presently in the first year of operation took the annual kWh divided by 12 and then multiplied by the pricing per kWh and entered that in the "Other" field on the proposed payment which is equal to $xxx.xx/month.”
03/31/17: Payment amount verified. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788.; Reserves are higher than guideline minimum

300335537	fe73f272-920a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $1,756,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788.; Reserves are higher than guideline minimum

300335537	9367d075-ad0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Provide year to date profit and loss statement for Borrower's Schedule C business listed on 1040s in the file.
03/30/17: Please note that the only thing that appears on both XXXX & XXXX Schedule C is a Section 465(d) Carryover write off which is a loss carry forward from years past. There is absolutely no other activity appearing on either year's Schedule C. In fact, on page one of the Schedule C, Question G asks "did you materially participate in the operation of this business during XXXX (XXXX)? For both years, the taxpayer answered NO. Please waive the balance sheet and P&L conditions. Thank you.

04/27/2017: Audit consulted with Compliance, and has determined that a Profit & Loss is not required due to only one expense for the year. Condition cleared. 04/20/17: Exception request submitted to client.03/31/17: Per appendix Q, whether or not the income is used to qualify, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage   Additional conditions may apply.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788.; Reserves are higher than guideline minimum

300335537	8d754eee-910a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	Provide year to date balance sheet for Borrower's Schedule C business listed on 1040s in the file.
03/30/17: Please note that the only thing that appears on both XXXX & XXXX Schedule C is a Section 465(d) Carryover write off which is a loss carry forward from years past. There is absolutely no other activity appearing on either year's Schedule C. In fact, on page one of the Schedule C, Question G asks "did you materially participate in the operation of this business during XXXX (XXXX)? For both years, the taxpayer answered NO. Please waive the balance sheet and P&L conditions. Thank you.

04/27/2017: Audit consulted with Compliance, and has determined that a Balance Sheet is not required due to only one expense for the year. Condition cleared. 04/20/17: Exception request submitted to client.03/31/17: Per appendix Q, whether or not the income is used to qualify, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage   Additional conditions may apply.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788.; Reserves are higher than guideline minimum

300335537	ef627c5d-4d0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error
Section F/Prepaids of the initial, all interim and final CD in file is missing the hazard insurance premium that was paid outside of closing.  Also, The Section B/Appraisal fee credit of $xxx, on all CDs in the file, should be listed in Section J.  In addition, the Section E. Taxes and other Governmental Fees - Mortgage recording fee does not include a Government payee.
04/06/17: Upon further review, the fee was disclosed correctly. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788.; Reserves are higher than guideline minimum

300335537	bfbd97df-c8ee-4f55-8ac5-03c81084c0e4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.
Provide disclosure tracking, other supporting documentation to confirm the correct application date.  The initial 1003 is not executed by the Borrower.  The Affiliated Business Disclosure is dated more than 3 business days after the Loan Officer date on the initial 1003.

04/10/17: The 1003 is dated XX/XX/XXXX because the application process began on XX,XX,XXXX. The Audit Trail indicates the income wasn’t received until friday XX/XX/XXXX which triggers the RESPA application; disclosures were provided on Wednesday XX/XX/XXXX. We do not count Saturday as a business day because we are not open for business on Saturday.

04/11/17: Lender provided the disclosure tracking showing the application date. Condition cleared. 04/06/17: In order to clear this condition, please provide disclosure tracking,  or other supporting documentation to confirm the correct application date. The initial 1003 is not executed by the Borrower and is dated xx/xx/xxxx.  Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788.; Reserves are higher than guideline minimum

300335530	fe2cb10b-9ccf-472b-b174-90a23ca8a781	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The final CD reflected a total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over disclosure of $XXX.XX. It appears a portion of the fees paid by the seller may have been included.
03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.30 months reserves

300335530	0e3c7255-a909-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/17: CDA reflecting a value of $850,000.00, which is a -0.0% variance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.30 months reserves

300335530	3a015ef6-770d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of $XXX,XXX  plus replacement cost of $XXX,XXX = $XXX,XXX total coverage; subject loan amount is $XXX,XXX which creates a shortfall of $XXX,XXX . Insurance company to provide a Cost Estimator.
03/31/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.30 months reserves

300335530	44f5692f-790d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD incorrectly reflects a lender credit for an appraisal overcharge of $XXX in section B; this credit belongs in section.		04/03/17: Upon further review, the fee was disclosed correctly. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.30 months reserves

300335530	e05a9cca-780d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	Section F. Prepaids section of the Loan Estimate dated XX/XX/XXXX does not list number of months Property Taxes were collected.	04/04/17: Agree with findings; LE is not a document that can be corrected after closing the loan. The number of months was added to the closing disclosure.	04/12/17: Corrected on the CD. Loan will be graded a B. 04/06/17: Condition maintained.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.30 months reserves

300335530	6a174568-4a0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to XX% tolerance. LE reflects recording fees of $XX.XX ($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.
03/16/2017-“Cured Post Close” and the final rating if this is your only condition is a “2”.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.30 months reserves

300335528	70487060-e30c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing YTD Profit & Loss	Missing year to date profit and loss statement for business on 1065s.	03/27/17: Per guidelines in place at the time when not using Sched. C income no additional documentation is required.
05/31/2017: Schedule C income not used to qualify. Positive income $XXXk/yr. Service level business.  No office expenses, no employees. Reviewed income for XXXX & XXXX and income is consistent and doesn't suggest any undisclosed liabilities and were prepared by third party.  Schedule E income is minimal and not used to qualify. Other income used to qualify met guideline standards. Loan will be rated a B.03/28/17: Per appendix Q, whether or not the income is used to qualify, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage   Additional conditions may apply.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.97%; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19.50 months reserves

300335528	b2336f20-a50d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date	The affiliated business disclosure was not provided within 3 days of application date.		03/27/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.97%; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19.50 months reserves

300335528	b0ab0d3e-e30c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Balance Sheet	Missing balance sheet for Schedule C business listed on 1040s, and missing balance sheet for business on 1065s.	03/27/17: Per guidelines in place at the time when not using Sched. C income no additional documentation is required.
05/31/2017: Schedule C income not used to qualify. Positive income $XXXk/yr. Service level business.  No office expenses, no employees. Reviewed income for XXXX & XXXX and income is consistent and doesn't suggest any undisclosed liabilities and were prepared by third party.  Schedule E income is minimal and not used to qualify. Other income used to qualify met guideline standards. Loan will be rated a B.03/28/17: Per appendix Q,whether or not the income is used to qualify, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage   Additional conditions may apply.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.97%; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19.50 months reserves

300335528	d003c1f5-d20c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $4,875,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.97%; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19.50 months reserves

300335527	929e45fe-48b9-4747-8b04-335a56dddcec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement agent is missing.
3/30/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335527	61380505-7603-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/14/2017: CDA provided reflecting a value of $3,515,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335524	dcee6b7c-720d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately	The Estimated Taxes, Insurance & Assessments section on Loan Estimate is missing the explanation HOA for the field Other.
3/31/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,658.83 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.70 months reserves

300335524	2a92db2b-380b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/23/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,658.83 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.70 months reserves

300335524	ba2573c7-720d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10%. Final LE reflects a fee total of $XXX.XX ($XXX.XX at 10%) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold.
03/20/2017-“Cured Post Close” and the final rating if this is your only condition is a “2”.
 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,658.83 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.70 months reserves

300335524	fa66b798-720d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The final LE reflects an appraisal fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The closing CD reflects an Appraisal fee of $XXX.XX resulting in a $XXX.XX refund due for cure.		03/20/2017-“Cured Post Close” and the final rating if this is your only condition is a “2”.
 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,658.83 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.70 months reserves

300335524	24d57b5b-380b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing year to date profit and loss statement for Schedule C business on XXXX/XXXX 1040s.		03/28/2017: Audit reviewed original loan file. There is no Schedule C business. Condition rescinded.
 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,658.83 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.70 months reserves

300335524	2b937f1c-390b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing proof of ownership transfer or quit claim deed of borrower being removed off property containing XXXXX XXXX and XXXXXXXXXXXX mortgages.		03/31/17: Quit claim deed provided. Condition cleared.
 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,658.83 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.70 months reserves

300335524	6b333c43-390b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Missing HUD1 proof of sale of current primary.		03/31/17: Seller Settlement Stmt provided as proof of sale of current primary. Certified true and correct. Condition cleared.
 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,658.83 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.70 months reserves

300335524	93db5c9f-ea5d-48e0-889c-101c02a370ef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XXX.XX.		03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,658.83 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.70 months reserves

300335524	8a10c347-380b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet	Missing balance sheet for Schedule C business listed on XXXX/XXXX 1040s.		03/28/2017: Audit reviewed original loan file. There is no Schedule C business. Condition rescinded.
 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,658.83 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.70 months reserves

300335524	2ab15b25-380b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $795,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,658.83 in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.70 months reserves

300335523	68c088fd-d08a-4878-bc5f-30dcccc2ed10	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Provide the Affiliated Business Disclosure dated within 3 business days of the application date. The disclosure in file is dated with the Note date.		04/05/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 63.70 months reserves

300335523	049b8f3a-710a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Provide recent mortgage statement for REO. It cannot be determined if the taxes and insurance are escrowed.
05/10/2017: Audit re-analyzed all REO documentation, and has determined that the Fraud Report reflecting REO mortgage information matches the Credit Report, thereby validating that the open mortgage is for the REO. We cannot assume that T&I were included within the monthly payment without evidence. HOWEVER, the current DTI is XX.XX% with only the $X,XXXX payment, when adding the monthly taxes ($XXX.XX) and Insurance ($XX.XX), the DTI is XX.XX% which still meets guidelines.  Therefore, the finding has been cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 63.70 months reserves

300335523	42c5aafb-9d1e-425c-8f0a-8a96880c7388	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE is missing from the loan file.
04/07/17: Lender provided the WLSP corresponding to the initial LE dated within 3 days of the application date. Condition cleared. 04/05/17: Please provide the WLSP corresponding to the initial LE dated within 3 days of the application date. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 63.70 months reserves

300335523	035fda21-5b71-4af6-ad3d-2a5b8b59ca19	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-calculation of $XXX.XX.		03/16/2017: Over-disclosure of TOP less than $XXX is considered a non-material finding. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 63.70 months reserves

300335523	d2a62cf6-7b5f-4e8a-b4f1-27e94c10f5b0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Provide the HUD Homeownership Counseling Disclosure dated within 3 business days of the application date. The disclosure was not found in the file.
04/07/17: Lender provided the HUD Homeownership Counseling Disclosure along with the list of agencies dated within 3 business days of the application date. Condition cleared. 04/05/17: Please provide the HUD Homeownership Counseling Disclosure along with the list of agencies dated within 3 business days of the application date. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 63.70 months reserves

300335523	36e9649c-954e-4d64-b4b4-a03b95c12e39	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is not signed/acknowledged by the Borrower.  It cannot be determined when the Borrower received it.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
04/05/17: Lender provided evidence of receipt of the initial CD within 3 days of consummation. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 63.70 months reserves

300335523	9fc86417-6a0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/20/2017: CDA provided reflecting a value of $1,125,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 63.70 months reserves

300335523	9cc70fe1-6e0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE reflects recording fees of $XXX.XX at 10% with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold.
03/16/2017: The Final CD included a Lender Credit for $XXX.XX For closing costs above the legal limit.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 63.70 months reserves

300335523	88722f80-700a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE reflects no fee for Trust Review, with no resulting COC for any subsequent disclosures.  Final CD reflects Trust Review of $XXX.XX for a variance/refund required of $XXX.XX
03/16/2017: The Final CD reflects a Lender Credit of $XXX.XX for the increase in closing costs above the legal limit.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 63.70 months reserves

300335523	84e95e79-910a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear
Provide documentation to confirm Borrower's primary residence is free and clear of mortgage debt. The Borrower's letter states property free and clear of debt and uninsured. No other supporting documentation was found in the file
04/14/17: Property detail for the primary residence provided showing free and clear. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 63.70 months reserves

300335522	af416d69-0309-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	Section B The initial and final Closing Disclosure reflects an appraisal fee credit of $XX. This credit should be listed in Section J.
03/20/17: The $XX appraisal refund is not a lender credit, it is a refund. The borrower paid for the appraisal outside of closing. When the invoice was received from XXXX, it was $XXX and was lower than the $XXX the borrower paid up front. The over payment was refunded to the borrower. The refund of the overage is properly provided back to the applicant on Page 2 of the CD Section B Line 01. The funds that had been charged to the borrower’s credit card were refunded.

03/21/16: Regulation 1026.19(f)(2)(iii) state the amount that is actually paid must be disclosed. It is a violation on actual charges because the appraiser only charged $XXXX not $XXX.  To correct this, the ($XX.00), would need to be a credit in section J. section Please provide a corrected CD, LOE to the borrower, and evidence of mailing (if refund). Condition maintained. 05/08/2017 - 05/08/17 - This is considered non-material, this will be graded as a level B

300335522	cf05f8a0-c608-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	313 - Property in Disaster Area	Provide post closing property inspection report confirming no damage to subject. FEMA search confirms disaster after subject closing.		03/20/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335522	de88c0b8-0e18-4162-8c01-97215927c42b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing evidence of receipt of the Homeownership counseling disclosure within 3 business days of the application date.		03/21/17: Lender provided evidence of receipt of the Homeownership counseling disclosure within 3 days of the application date. Condition cleared.
300335522	558377ba-f15c-4293-8f36-90a6ed4474e3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Added 03/21/17: The WLSP not provided within 3 business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX..		04/27/17: Lender provided the WLSP provided to the borrower within 3 days of the application date. Condition cleared.
300335522	1f193959-2e55-410d-9dc7-e9dda14e03a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	3 day rescission period not provided
The Note date is XX/XX/XXXX.  The right of rescission did not take the XXX XXX'X XXXXXXX into account, which was observed on XX/XX/XXXX..  The disbursement date of XX/XX/XXXX., does not met right of rescission.
03/21/17: Agree with findings. The Right of Rescission has been re-opened and the attached documents were sent to the borrower via XXX XX.
03/28/17: Evidence of receipt and expiration of rescission provided. Condition cleared. 03/21/17: Right of Rescission has been re-opened and will expire on XX/XX/XXXX. Condition can be cleared once the rescission period has passed.

300335522	31de3084-ab54-45b0-ab28-c8216d9586e4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Provide the Affiliated business disclosure dated within 3 business days of application date. The initial loan disclosure was not found in the file.		03/21/17: Lender provided evidence of receipt of the affiliated business disclosure within 3 days of the application date. Condition cleared.
300335522	6f195d97-c608-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA.		03/20/2017: CDA provided reflecting a value of $1,400,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335522	b238c7bd-8316-459a-9174-b279d4a1fd9b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Provide the initial LE, which was not found. Upon receipt and review, additional findings may follow.		03/21/17: Lender provided the initial LE and evidence of receipt within 3 days of the application date. Condition cleared.
300335514	bcecfc38-5d0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing third party verification via CPA letter and/or business license verifying existence of borrowers business. Verification is required in order for loan to be classified as a Qualified Mortgage.		03/23/17: Lender provided the CPA as verification of existence of the borrower's business. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; Years Self Employed Borrower self-employed for 7.11 years

300335514	0069d3b5-5c0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Final 1003 is incomplete	Final application in file reflects borrowers base income as $XX,XXX.XX vs actual used by lender of $XX,XXX.XX. Provide corrected final loan application signed by borrowers. 2106 expenses are correct.	03/28/2017 (BF) Updated worksheet received with income figure corrected.	03/29/17: Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; Years Self Employed Borrower self-employed for 7.11 years

300335514	46c95df4-5c0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2	Missing XXXX & XXXX W-2’s. W-2's are required in order for loan to be classified as a Qualified Mortgage.	03/28/2017 (BF) Missing documents identified as being located within the file but uploaded for convenience	03/29/17: W-2's provided for XXXX and XXXX. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; Years Self Employed Borrower self-employed for 7.11 years

300335514	9b647afb-5b0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score	XXX credit score < XXX minimum required,	3/28/2017 (BF) Lender allows a FICO Score as low as XXX provided it meets enhanced criteria as outlined in the Underwriting Guidelines	03/29/17: Upon further review, borrower meets the enhanced criteria as outlined in the Lender Underwriting Guidelines
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; Years Self Employed Borrower self-employed for 7.11 years

300335514	01376177-5d0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Business Tax Returns
Missing signed business returns for borrowers business reflected on the final loan application.  In addition, XXXX business returns in file are not signed and are required to be signed. Signed business returns for XXXX and XXXX are required in order for loan to be classified as a Qualified Mortgage.
															03/28/2017 (BF) Missing documents identified as being located within the file but uploaded for convenience.	03/29/17: Lender provided the signed XXXX business tax returns. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; Years Self Employed Borrower self-employed for 7.11 years

300335514	7b5307f7-5e0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD in file incorrectly reflects a lender credit for an appraisal overcharge in the amount of $XXX.XX in section B; this credit belongs in section J.
03/20/17: The $XXX.XX Appraisal refund is not a lender credit, it is a refund. The borrower paid for the appraisal outside of closing. When the invoice was received, it was $XXX.XX And was lower than the $XXXXX.XX The borrower paid up front. The over payment was refunded to the borrower. The refund of the overage is properly provided back to the applicant on Page 2 of the CD Section B Line 01. The funds that had been charged to the borrower’s credit card were refunded.

03/23/16: Regulation 1026.19(f)(2)(iii) state the amount that is actually paid must be disclosed. It is a violation on actual charges because the appraiser only charged $XXX.XX not $X,XXX.XX.  To correct this, the ($XXX), would need to be a credit in section J. section Please provide a corrected CD, LOE to the borrower, and evidence of mailing. Condition maintained. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; Years Self Employed Borrower self-employed for 7.11 years

300335514	4bcbcb73-60d9-459f-be23-46701398c96d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.		03/23/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; Years Self Employed Borrower self-employed for 7.11 years

300335514	20601b90-5f0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $XX and on the final CD as $XXX, exceeding the allowable 10% tolerance.  A tolerance cure of $XX.XX is required. Cure provided per lender credit on final CD in Section J.
03/16/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; Years Self Employed Borrower self-employed for 7.11 years

300335514	00e3edc4-5e0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Loan Estimate in file dated XX/XX/XXXX indicates Lender will correct closing costs and cash to close. File is missing corrected Loan Estimate.		03/23/17: Lender provided the LE and the next document issued was the CD. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; Years Self Employed Borrower self-employed for 7.11 years

300335514	a8f00031-5f0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
03/30/17: I have attached the corrected Closing Disclosure listing the number of months Hazard Insurance that was sent to the borrower.
4/04/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; Years Self Employed Borrower self-employed for 7.11 years

300335514	1eebec72-0715-4d19-ad8a-7ec37cbd3717	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.		03/23/17: Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within 3 days of the application date. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; Years Self Employed Borrower self-employed for 7.11 years

300335514	1cb32f0e-5c0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE
Borrowers XXXX personal tax returns reflects subject property (primary residence) as a rental for 365 days.  Subject is a signal family dwelling. Final application reflects borrowers has resided in subject for X.X years. Provide LOE as to when borrower occupied subject as primary, and provide previous address for borrower while primary residence was being used as rental. Final loan application may need to be corrected depending on LOE to reflect previous address.
															03/28/2017 (BF) Missing documents identified as being located within the file but uploaded for convenience	03/29/17: LOE provided. The borrower's business pays rent back for use of home office. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; Years Self Employed Borrower self-employed for 7.11 years

300335514	ddd6f1fa-5f0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/20/2017: CDA provided reflecting a value of $2,725,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 47.46%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.80 months reserves; Years Self Employed Borrower self-employed for 7.11 years

300335512	af8fde31-480b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments did not include the flood insurance.
4/05/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335512	140ea0a8-1f74-4245-acb7-83a335269358	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)	Closing Cost disclosure under costs at closing section do not match closing cost details.		03/23/17: Upon further review, fees match. Condition cleared.
300335512	6b540206-350b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $1,765,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335512	4c37a406-480b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Flood Insurance required to be escrowed post 1/1/2016	Flood insurance not escrowed
Please Note we are escrowing $XXX.XX per month for Flood Insurance. The Flood Insurance Escrow is not listed on the Closing Disclosure signed by the borrowers at closing. XX/XX/XXXX: We are providing a corrected closing disclosure (to follow) listing the Flood Escrows on Page 1 and Page 2 of the Closing Disclosure. I have attached our system information listing the monthly Flood Insurance being collected. I have also included the Initial Escrow Account Disclosure and First Payment Letter indicating we are collecting for Flood Insurance.

4/05/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  03/23/17: Condition maintained. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335510	c50f236e-390a-4550-85ab-aa1c9a321cdb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Home Warranty fee is reflected in section B of the final Closing Disclosure. Optional items such as Home Warranty purchased by the borrower should be listed in section H of the CD.
03/29/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335510	ae1cbd06-d804-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaid section of the final Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

03/29/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335510	a7cb8d87-3b04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	The Property is in a FEMA declared disaster area.		03/14/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335510	2617f99b-3b04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/14/2017: CDA provided reflecting a value of $1,117,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335504	d7ecc65e-437c-4f69-9f07-2023868c1fa8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided
FACTA disclosures in file are attached to Lender credit report and were not signed or initialed by Borrowers. Please provide verification that the Notice to Home Loan Applicant & Consumer Score Disclosures were provided to the Borrowers.
															03/20/17: Uploaded evidence that Notice to Home Loan Applicant was provided to borrower.	03/21/17: Lender provided evidence of receipt that Notice to Home Loan Applicant was provided to borrower. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.90 months reserves; Years on Job Borrower has 8 years on job

300335504	2e1489b0-a405-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/14/2017: CDA provided reflecting a value of $1,030,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.90 months reserves; Years on Job Borrower has 8 years on job

300335504	d0a27e25-a205-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of $XXX,XXX plus replacement cost of $XX,XXX= $XXX,XXX total coverage; subject loan amount is $XXX,XXX which creates a shortfall of $XXX,XXX. Insurance company to provide a Cost Estimator.

03/18/16: Lender's hazard insurance coverage requirements are below along with the cost approach section of the appraisal.  Guidelines, sufficient coverage was obtained on the subject property. Also provided for your review is the Hazard Insurance Worksheet, Hazard Insurance Authorization, Requirements and Disclosure form provided to the borrower and Hazard Insurance Declarations Page.

03/30/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared. 03/18/17: Documents provided do not clear this condition. Please provide evidence of sufficient coverage such as the replacement cost estimator from the insurance company. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.90 months reserves; Years on Job Borrower has 8 years on job

300335504	33962286-a405-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final Closing Disclosure incorrectly reflects a lender credit for an appraisal overcharge in section B; this fee belongs in Section J.
03/16/17: The Closing Disclosure is deemed accurate by Lender compliance for disclosing a refund back to the applicant when an appraisal invoice comes in lower than estimated. The applicant’s pay outside of closing for the appraisal, so it is reflected as a refund for the overage provided back to the applicant in section B, not a lender credit to be listed in section J.

03/27/17: Updated from our compliance Dept: If the borrower POC $XXX for the appraisal but the actual cost was $XXX, the lender disclosed the fee refund correctly. If the borrower POC $XXX for the appraisal, and the actual cost was $XXX but the lender provided a credit to offset total costs then the fee should reflect a lender credit, section J for $XX. Please provide the appraisal invoice in order to clear this condition. 03/18/16: Regulation 1026.19(f)(2)(iii) state the amount that is actually paid must be disclosed. It is a violation on actual charges because the appraiser only charged $XXX.XX not $XXX.XX .  To correct this, the ($XX.XX), would need to be a credit in section J. section Please provide a corrected CD, LOE to the borrower, and evidence of mailing (if refund). Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.90 months reserves; Years on Job Borrower has 8 years on job

300335504	0fe5d4a5-a305-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.	The initial Loan Estimate in file dated XX/XX/XXXX Section C "Title" is missing the name of the service provided.		03/18/17: Non material. Loan will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.90 months reserves; Years on Job Borrower has 8 years on job

300335504	6d536c30-a405-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final closing Disclosure in file Section F:Prepaids does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

3/30/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.90 months reserves; Years on Job Borrower has 8 years on job

300335504	6d5f814d-a205-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE
Clarification regarding HOA fees is required.  Appraisal in file does not indicate HOA fees and mortgage does have PUD or Condo Rider attached.  However, approval and CD reflect HOA fee of $XXX included.  If HOA fee is applicable, provide corrected appraisal and appropriate rider for the mortgage.
04/24/17: Uploaded 1008 with initialed changes made by u/w.
04/25/17: Lender provided the 1008 initialed by the underwriter, removing the HOA fee from the PITIA. Title, and mortgage do not reflect a PUD or a PUD rider. DTI reduced from XX% to XX.XX%.  Condition cleared. 04/19/17: 1008 still reflects the HOA fee.  If HOA fee is applicable, provide corrected appraisal and appropriate rider for the mortgage. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.90 months reserves; Years on Job Borrower has 8 years on job

300335504	cb8694ea-9198-4e7e-a5c8-4ba4aae9fea8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The final Closing Disclosure reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $XXX.XX .  It appears Lender did not include Title-Notary fee into calculation.
03/24/17: Lender response is $X,XXX.XX X 360 = $X,XXX.XX + $XXXX + $XXX (notary fee) + $XX.XX (int. interest) = $X,XXX,XXX.XX (.XX rounding issue).
03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged. 03/27/17: Total Scheduled Pymts: $X,XXX,XXX.XX  +  Prepaid Interest $XX.XX+   C.D. Section D Total : $X,XXX.XX= $X,XXX,XXX.XX.  Seller paid fees are not included in the TOP calculation. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.90 months reserves; Years on Job Borrower has 8 years on job

300335502	6e388c61-4903-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/14/2017: CDA provided reflecting a value of $1,200,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum Max DTI 43%; Reserves are higher than guideline minimum $81,029.03 excess reserves.; Years in Field Over 10 years in same field
300335502	99c131f5-4803-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		03/14/2017: Received post disaster inspection reflecting no damage. Condition cleared.			DTI is lower than guideline maximum Max DTI 43%; Reserves are higher than guideline minimum $81,029.03 excess reserves.; Years in Field Over 10 years in same field
300335502	5957f1e1-1504-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

05/10/2017: Audit reviewed, the client has adopted SFIG guidance. Missing number of months for property taxes is a non-material grade B.  4/06/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  03/30/17: No documents provided. Condition maintained.
DTI is lower than guideline maximum Max DTI 43%; Reserves are higher than guideline minimum $81,029.03 excess reserves.; Years in Field Over 10 years in same field
300335502	a7461093-1404-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing verbal verification of employment	The Verbal verification for both borrowers is missing from the loan file.A verbal verification of employment is required as a Qualified mortgage.
05/10/2017: Audit acknowledges the client approved exception for VOE greater than 10 days (but not greater than 30 days per QM) as required by guides. Loan will be rated a B.03/14/2017:  Borrower-s VVOE is post consummation which is unacceptable.  Co-borrowers VVOE is 12 business days prior to note date.  Lender's guidelines require 10 days.  Condition remains..
DTI is lower than guideline maximum Max DTI 43%; Reserves are higher than guideline minimum $81,029.03 excess reserves.; Years in Field Over 10 years in same field
300335502	a8d55f2c-1504-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE reflects recording fees of $XXX $XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX for a variance/refund required of $XX.XX to meet 10% threshold.
																03/08/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.			DTI is lower than guideline maximum Max DTI 43%; Reserves are higher than guideline minimum $81,029.03 excess reserves.; Years in Field Over 10 years in same field
300335501	87e84027-3e4e-4b25-9791-8a1e6d65ff9b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes and $XXX.XX for insurance vs. the actual amount of $X,XXX.XX for taxes and $XXX.XX for insurance.
04/04/17: This amount is estimated and it’s disclosed on the CD as estimated. This loan is non-escrowed and does not have any impact.
04/12/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.04/06/17: Under disclosure of estimated tax , insurance and assessments are considered a material finding. Condition maintained.

300335501	032cf795-2872-47be-811f-51f87f58d261	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Changed Circumstance form
The LE dated XX/XX/XXXX is missing a Trust Review fee under section A. The final CD reflects a Trust Fee in the amount of $XXX.XX, an increase from the LE of $X,XX.XX. The file is missing evidence of a valid change of circumstance.
04/03/17: Lender credit in the amount of $XXX.XX for increase in Closing Cost above the legal limit shown in section J of the final CD. Loan will be graded a B.
300335501	36f9d21d-9906-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/15/2017: CDA provided reflecting a value of $1,950,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335501	37f9d21d-9906-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/15/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335500	d2ab092f-195e-455b-a731-f622e95e21dd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Application date is XX/XX/XXXX, ABD is dated XX/XX/XXXX		03/30/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.
300335500	9462ec6e-390f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The LE dated reflects a Signing Service Fee of $XXX in section B. The CD reflects a Title - Signing Service Fee of $XXX in section A resulting in a $XXX refund due for cure.  Cure provided per lender credit on final CD.
03/23 - Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies.
300335500	12094952-b697-4fa5-a8a7-e090d20494f1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	Missing License information is required for the Settlement Agent or settlement company.
3/31/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335500	b1031a67-bd2a-4a83-bc57-c54dad9334f2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Application date is XX/XX/XXXX, HUD Ownership Counseling Disclosure is dated XX/XX/XXXX		03/30/17: Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within 3 days of the application date. Condition cleared.
300335500	ac9fe6ab-e20f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file. The CRR report on page 93 is not acceptable.		03/24/2017: CDA provided reflecting a value of $2,150,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335499	9107b250-660e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/22/2017: CDA provided reflecting a value of $1,375,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  42.40 months reserves

300335499	a649f062-660e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects a appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects a Fee of $XXX resulting in a $XX refund due for cure.		03/27/2017: Audit reviewed original loan file. All of the Closing Disclosures reflect a sufficient tolerance cure. Condition cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  42.40 months reserves

300335499	3a1d4675-0201-40d6-9a89-7820fb4dcd95	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)	The Closing Disclosure dated XX/XX/XXXX in the Costs as Closing section, for the field Closing Costs: in Loan Costs does not match the amount disclosed on page 2 (section D / I / J) of the CD."		03/27/2017: Audit reviewed original loan file and Lender's rebuttal and agrees. Costs match. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  42.40 months reserves

300335499	77a08986-700e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verification of Rent	File does not contain a satisfactory 12 month rent verification for departing residence.	04/11/17: Borrower previously lived at this rental for 6+ years. It is the only address reflected on credit report for address history. 12 month history supports payments going to landlord.
05/10/2017: Audit re-analyzed the rent documentation, and has determined that the guidelines reflect that 12 months cancelled checks may be obtained in lieu of a VOR. A bill pay history verifies 12 months of rental payment history. Condition cleared. 04/17/17: Please provide the signed lease. Condition maintained. 03/27/2017:  Received lease and evidence of 12 months' payments.  However, lease is not executed by all parties.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  42.40 months reserves

300335495	36673dc9-d520-4908-9936-5324eda82b25	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The Initial LE in the file is dated XX/XX/XXXX and the application date is XX/XX/XXXX	03/17/2017: DD response
03/17/2017: Audit reviewed the Lender Rebuttal, as well as evidence of when the six elements were obtained, and has determined that the Disclosures were provided within three days of Application date of XX/XX/XXXX. Condition cleared.

300335495	86ceea28-3261-410c-aa2a-a09623303e62	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The Appraisal disclosure in the file is dated XX/XX/XXXX and the application date is XX/XX/XXXX	03/17/2017: DD response
03/17/2017: Audit reviewed the Lender Rebuttal, as well as evidence of when the six elements were obtained, and has determined that the Disclosures were provided within three days of Application date of XX/XX/XXXX. Condition cleared.

300335495	5df4ca46-8e02-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/10/2017: CDA provided reflecting a value of $815,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335495	10af3663-4a03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Notary fee in section C of the final Closing Disclosure is missing the name of the service provider.		03/07/2017: Payee name was added on post closing CD. Loan will be graded a B for all agencies.
300335495	4e42be60-4c03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated reflects an Appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The closing CD dated an Appraisal fee of $XXX.XX resulting in a $XXX refund due for cure.		03/07/2017: Post closing CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies.”
300335495	cee67ed6-4b03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

4/05/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures. 04/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335495	d689bd1d-47a1-4007-8044-92a988310e5e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	The Special Information Booklet in the file is dated XX/XX/XXXX and the application date is XX/XX/XXXX	03/17/2017: DD response
03/17/2017: Audit reviewed the Lender Rebuttal, as well as evidence of when the six elements were obtained, and has determined that the Disclosures were provided within three days of Application date of XX/XX/XXXX. Condition cleared.

300335495	98c899e2-5dde-4f8c-941e-cf9d0946a457	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated XX/XX/XXXX and the application date is XX/XX/XXXX	03/17/2017: DD response
03/17/2017: Audit reviewed the Lender Rebuttal, as well as evidence of when the six elements were obtained, and has determined that the Disclosures were provided within three days of Application date of XX/XX/XXXX. Condition cleared.

300335495	8784b343-9ca8-4d2b-9009-4be7d7dfcf38	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure in the file is dated XX/XX/XXXX and the application date is XX/XX/XXXX.	03/17/2017: DD response
03/17/2017: Audit reviewed the Lender Rebuttal, as well as evidence of when the six elements were obtained, and has determined that the Disclosures were provided within three days of Application date of XX/XX/XXXX. Condition cleared.

300335495	1c25ba93-8e02-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		03/14/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335495	aec5872b-4d03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE reflects recording fees of $XXX ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. The closing CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold.
03/07/2017: Post closing CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.”
300335494	2edd624f-bd05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in FEMA declared disaster area. Inspection post incident was not provided.		03/15/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 CLTV is lower than guideline maximum : UW Guides maximum CLTV of %, loan qualified with CLTV of 37.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 48 months payment history with no late payments reported

300335494	da0cc8d3-cb05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing a verbal verification of employment for Co-Borrower from file.
03/15/17: Per lender guides, license attached is acceptable. "If a business license is provided, it is valid until the expiration date. As long as the license does not expire prior to the note date, the 30 day rule does not apply. If it expires prior to the note date, the renewal must be obtained." And per tax returns works out of home.
03/15/17: Upon further review, income is not used to qualify and business license in the file. Condition rescinded.
 CLTV is lower than guideline maximum : UW Guides maximum CLTV of %, loan qualified with CLTV of 37.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 48 months payment history with no late payments reported

300335494	9a3720da-cd05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/15/2017: CDA provided reflecting a value of $2,035,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum : UW Guides maximum CLTV of %, loan qualified with CLTV of 37.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 48 months payment history with no late payments reported

300335494	5abf8daf-ca05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Cash out amount greater than guideline maximum	The Final CD reflects the borrower's paying off non-purchase money second mortgage which exceeds the guideline maximum for a Limited Cash out. Refinance.
03/17/17: This transaction is a limited cash out. This transaction paid off the first only. Another loan was completed with Lender which refinanced the borrowers second. In this case the 2nd refinance is subordinate to this transaction.
03/17/17: Upon further review, these are separate transactions. Condition rescinded.
 CLTV is lower than guideline maximum : UW Guides maximum CLTV of %, loan qualified with CLTV of 37.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 48 months payment history with no late payments reported

300335494	5af0bb5e-cb05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Second Lien Note	The approval reflects a simultaneous 2nd mortgage, the file is missing the note for the 2nd mortgage.
This transaction is a limited cash out. This transaction paid off the first only. Another loan was completed with lender which refinanced the borrowers second. In this case the 2nd refinance is subordinate to this transaction.
04/06/17: Lender provided the signed second lien note and final HUD-1. Condition cleared. 03/17/17: Please provide the note and final CD. Condition maintained.
 CLTV is lower than guideline maximum : UW Guides maximum CLTV of %, loan qualified with CLTV of 37.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 48 months payment history with no late payments reported

300335494	1a809f1c-cb05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Document not signed	The HELOC payoff letter for evidence of closure for 2nd lien is required to be signed by all borrowers, this disclosure in file is not signed.
03/15/17: This transaction is a limited cash out. This transaction paid off the first only. Another loan was completed with lender which refinanced the borrowers second. In this case the 2nd refinance is subordinate to this transaction but was closed simultaneously. final title should support.

04/17/17: Lender provided the signed HELOC closure letter. Condition cleared. 04/05/17: The HELOC payoff letter in the file was not signed. It is required to be signed by all borrowers. Condition maintained. 03/17/17: The HELOC payoff letter for evidence of closure is required to be signed by all borrowers. Condition maintained.

 CLTV is lower than guideline maximum : UW Guides maximum CLTV of %, loan qualified with CLTV of 37.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 48 months payment history with no late payments reported

300335493	a9a0efbc-cd06-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months property taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

03/21/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335493	29559ace-cd06-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	All LE's are missing the name of the title charge for $X,XXX.XX fee under the section H fees.	03/20/17: Agree with findings. LE cannot be corrected after disclosed.
03/21/17: Condition maintained. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335493	89445e9d-cd06-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		03/14/2017: CDA provided reflecting a value of $1,085,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335493	8a445e9d-cd06-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/14/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335493	7ce2b10e-2008-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The amount of insurance required is $XXX,XXX vs. the actual amount of coverage $XXX,XXX. The amount of coverage is short by $XXX,XXX,XX. Missing evidence of Cost Estimator provided by the Insurance Company to determine proper replacement cost.

03/18/17: Attached the Hazard Insurance Calculation Form indicating the Hazard Insurance provides adequate coverage for the property. I have attached the Hazard Dec Page indicating the dwelling coverage plus the extended replacement cost totaling $XXX,XXX. The cost to build new per the appraisal is $XXX,XXX. And the land value is $XXX,XXX.

04/07/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared. 04/05/17: Replacement cost estimator is not for the subject property. Please provide evidence of sufficient coverage such as the replacement cost estimator from the insurance company. Condition maintained.03/18/17: Documents provided do not clear this condition. Please provide evidence of sufficient coverage such as the replacement cost estimator from the insurance company. Condition maintained.

300335491	cf062b89-c808-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Home ownership counseling disclosure dated XX/XX/XXXX was not provided within 3 business days of application dated XX/XX/XXXX
04/06/07: Lender provided evidence of the application date of XX/XX/XXXX as when the property was identified. Initial LE which contains the appraisal disclosure, due date would be XX/XX/XXXX, due to Monday XX/XX/XXXX being a national holiday. Condition cleared.

300335491	b0591a12-1d08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	cda is missing		03/15/2017: CDA provided reflecting a value of $1,500,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335491	cf8f15bc-c708-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on both initial and final Loan Estimates is missing the explanation HOA for the field Other.
4/06/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.  4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335491	a095f94d-c808-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) (10% Tolerance)
Recording Fees on closing and post-closing CD dated is $XXX.XX. Final LE lists fee as $XXX.XX. This fee is in a 10% tolerance section. Lender tolerance cure of $XX.XX is required.  Section J reflects $XX.XX tolerance cure that is insufficient
03/14/2017-“Cured Post Close” and the final rating if this is your only condition is a “2”.
300335491	22652556-372c-47b1-ac0b-261493979b72	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ecoa appraisal disclosure not provided within 3 business days of application dated XX/XX/XXXX
04/06/07: Lender provided evidence of the application date of XX/XX/XXXX as when the property was identified. Initial LE which contains the appraisal disclosure, due date would be XX/XX/XXXX, due to Monday XX/XX/XXXX being a national holiday. Condition cleared.

300335491	f7245107-c808-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The final LE reflects an Appraisal fee of $XXX.XX With no resulting CoC for any subsequent disclosures. The closing and post-closing CD’s dated reflects an of $XXX.XX resulting in a $XX refund due for cure.
03/14/2017-“Cured Post Close” and the final rating if this is your only condition is a “2”.
300335491	8f7ac208-c908-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX
04/06/07: Lender provided evidence of the application date of XX/XX/XXXX as when the property was identified. Initial LE due date would be XX/XX/XXXX, due to Monday XX/XX/XXXX being a national holiday. Condition cleared.

300335491	2f48a6d6-c708-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The closing CD does not have the seller address on page 1		03/14/2017-“Cured Post Close” and the final rating if this is your only condition is a “2”.
300335489	f808fdc8-6304-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/10/2017: CDA provided reflecting a value of $1,340,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335489	58b6968a-0093-485b-8bc7-2b9dc2d21311	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.
The Affiliated Business Disclosure is required to be provided to the borrower within 3 standard business days of application.  The Affiliated Business Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX
3/14/2017: An Affiliated Business disclosure dated within 3 business days of the application was provided. Condition cleared.
300335489	53a55646-e404-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Final Inspection fee of $XXX is reflected in section B of the Closing Disclosure. The loan file does not contain a Final Inspection. A refund of $XXX is required.	03/21/2017: Copy of refund check to borrower for final inspection fee
03/27/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained. 03/21/2017: Audit review of copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. HOWEVER, missing copy of revised CD, condition remains.  4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335489	17afbed7-6304-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		3/14/2017: Post Disaster Inspection report provided indicates no damage to the property. Condition cleared.
300335489	91e3e229-0d0f-4f54-a198-78785adac4fe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure is missing in the file.		3/14/2017: A HUD Homeownership counseling disclosure dated within 3 business days of the application was provided. Condition cleared.
300335485	f8f638fd-fe01-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/08/2017: CDA provided reflecting a value of $1,433,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335485	bf866e8a-6f03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Per cost estimator, the amount of insurance required is XX.XX vs. the actual amount of coverage XX.XX The amount of coverage is short by XX.XX		04/05/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared.
300335485	bce19838-9002-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prep aids section of the final Closing Disclosure does not list number of months property taxes or flood insurance were collected. Under X.X(g)(2)(i)-(iv) and X.X(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

4/06/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures. 4/21/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies.

300335485	61ed1043-7ce8-4004-966b-e0734d7ed4d7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within X standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX		03/18/17: Lender provided the initial LE dated XX/XX/XXXX which is within 3 days of the application date. Condition cleared
300335485	4540df7c-0b3c-471b-8654-2d65a3791858	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided at least 7 days prior to consummation	The LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of the LE X specific business days prior to consummation of XX/XX/XXXX		03/18/17: Lender provided evidence of receipt of the revised initial CD within 4-7 business days prior to consummation. Condition cleared.
300335485	fce779f4-8e02-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/14/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335485	dd27883c-9102-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.
The Affiliated Business Disclosure is required to be provided to the borrower within X standard business days of application.  The Affiliated Business Disclosure is dated x.x and the application date is XX/XX/XXXX.
03/18/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.
300335485	76c608bd-a45b-40f0-8faa-98ce6de5e6a7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure is missing in the file.		03/18/17:Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within 3 days of the application date. Condition cleared.
300335485	2a7e2ff5-3698-438d-9e85-83350fedae80	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within X business days of application date. WLSP is dated X.X and the application date is XX/XX/XXXX		03/18/17: WLSP provided within 3 days of the application date. Condition cleared.
300335482	824e0e44-5b0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/22/2017: CDA provided reflecting a value of $1,875,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335482	d38bb21e-178c-4701-86de-d014cb4739dc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
Rescind-Lender credited borrower difference for increase on Final CD (Trust Review fee for $XX.XX was moved from Section B on LE to Section A on CD).  Lender credit for $XX.XX was for the $XX.XX Trust Review fee and Recording fee over $XX.XX tolerance of $XX.XX

03/31/2017: Lender credited borrower difference for increase on Final CD (Trust Review fee for $XXX was moved from Section B on LE to Section A on CD). Lender credit for $$XXX.XX Was for the $XXX Trust Review fee and Recording fee over 10% tolerance of $XX.XX Change in circumstance provided. Loan will be rated a B.

300335482	4381a373-7d7c-45d1-be08-19f7fe649f95	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Incorrect rescission model form used. Lender to Lender refinance requires form X-
05/10/2017 - non-material, exception graded level B. 04/17/17: Amended (H9) RTC sent to borrower. Rescission expires midnight of XX/XX/XXXX. Condition maintained. 03/27/2017:  Based on the rulings in the First, Fourth, Sixth and Eleventh Circuit Courts, it is permissible to utilize Model Form H8 on transactions that would otherwise require the use of Model Form H9.  Subject property is in the Xth Circuit.  Condition remains.

300335482	c63a30d0-39b6-4fd8-bc1f-6ff25c1516f5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Borrower paid fee or provided credit card or check (except for the credit report) prior to acknowledgement of intent to proceed.
The file contains a copy of Authorization to Charge Credit/Debit Card dated XX/XX/XXXX which is prior to the Initial Loan Estimate dated XX/XX/XXXX The lender is prohibited from collecting any fee or arranging payment terms for anything other than a credit report prior to the borrower indicates an Intent to Proceed.
05/10/2017 - non-material, exception graded level B.03/31/2017: Lender agrees with finding. Finding carries civil liability and will remain EV3.
300335481	7b1a5c91-2ee5-42cf-a1c2-af3a09d6a5f8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XX.XX a month vs. the calculated value of $XX.XX a month. The lender used the incorrect amount of $XX.XX for the taxes and Insance vs. the actual amount of $XX.XX month for the taxes and $XX.XX month for the hazard

03/23/17: Agree with findings. The estimated taxes, insurance and assessments section of the Closing disclosure dated XX/XX/XXXX lists $X,XXX.XX per month. The underwriter used the monthly tax fee of $X,XXX.XX This is an estimate monthly amount. The actual taxes and insurance are as follows; 1) $XXXX.XX annual taxes is $XXX.XX monthly 2) $XXX.XX is annual Hazard Insurance Premium $XX.XX monthly  The escrows are waived for this loan file.
03/23/17: Non Material. Loan will be graded a B
300335481	de58eda4-990d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/20/2017: CDA provided reflecting a value of $1,160,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335481	58322a8a-2892-4bf5-9e5a-de3d0c4cff3c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure was not provided. Need evidence of the disclosure being provided to the borrowers within x days of application.		03/23/17: Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within 3 days of the application date. Condition cleared.
300335481	c94abdc6-5f0c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File
Missing LE dated XX/XX/XXXX evidence in file that Initial LE was dated  XX/XX/XXXX and a revised LE was issued  XX/XX/XXXX The only LE provided in the file is the revised LE dated XX/XX/XXXX  which also had a COC dated XX/XX/XXXX    stating the loan is now locked.
03/23/17: Loan Estimate dated XX/XX/XXXX provided. Condition cleared.
300335481	6e09a684-945e-4953-b1f1-dc04599d887f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure was not provided within x business days of application.		03/23/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.
300335481	db9b4b99-843e-4669-85c6-14d322056204	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX.XX with no resulting COC for any subsequent disclosures.  The CD dated XX/XX/XXXX  and XX/XX/XXXX reflects a Credit Report fee of $XX.XX   resulting in a $XX.XX. refund due for cure.  Rounding issue.
04/06/17: Non material. Rounding issue. Loan will be graded a B.
300335481	69e7e4ba-6f33-4720-817f-486bd8bb69b7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	LE dated XX/XX/XXXX reflects A charge in Section C for $XX.XX with no fee name.This charge is also shown on the initial CD dated XX/XX/XXXX for $XX.XX in Section B with no fee name.	03/23/17: Agree with findings. There is no name listed in Section C on the LE dated XX/XX/XXXX for the $XXX.XX fee.	03/23/17: Condition maintained.
300335481	41c5180b-d0f2-43b7-8c7f-c8a7aef91e69	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower paid fee or provided credit card or check (except for the credit report) prior to acknowledgement of intent to proceed.
The file contains a copy of an Authorization to Charge Credit/Debit Card for Appraisal, Final Inspection, and Additional appraisal services that is executed by the borrowers on XX/XX/XXXX which is prior to the RESPA application date of XX/XX/XXXX, the LE provided in the file dated XX/XX/XXXX, and the Intent to Proceed dated XX/XX/XXXX. The lender is prohibited from collecting any fee or arranging payment terms for anything other than a credit report prior to the borrower indicating an Intent to Proceed.

03/22/17: There is an Authorization to Charge the Borrower’s Credit or Debit Card for an appraisal signed and dated X/XX/XX. However, on XX/XX/XXXX the property was to be determined. The intent to proceed is dated XX/XX/XXXX, the same date the appraisal was ordered as indicated by the attached Disclosure Tracking and the date of the appraisal invoice.
03/23/17: Upon further review, the fees are in compliance. Condition rescinded.
300335481	3f356dd1-3010-44e9-b63a-d5a06364f0e0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.

03/22/17:The Closing Date is XX/XX/XXXX The initial CD was provided to the borrowers on  XX/XX/XXX. I have provided the e-disclosure tracking indicating the borrower viewed the Closing Disclosure on  XX/XX/XXX, the same day it was generated which is at least 3 days prior to consummation.

03/22/17: Lender provided the e-disclosure tracking indicating the borrower viewed the Closing Disclosure on  XX/XX/XXX. Condition cleared.03/22/17: Lender provided the e-disclosure tracking indicating the borrower viewed the Closing Disclosure on XX/XX/XXXX Condition cleared.

300335481	09a52def-590c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		03/23/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335478	0157ff0a-3029-4a9a-998b-bec4b0d8a3a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XX.XX a month vs. the calculated value of $XX.XX a month. The lender used the incorrect amount of $XX.XX for the taxes vs. the actual amount of $XX.XX

04/05/17: Please note the Estimated Taxes, Insurance and Assessments are not an exact dollar amount. They are an estimate. The Real Estate Taxes were calculated based on the two installments of $X,XXX.XX x X listed on the title. The borrower is aware of the exact dollar amount since this is a refinance of a primary residence. The escrows are waived and the borrower pays the taxes directly. 03/28/17: We do not use the appraisal for tax information. We use the title commitment. 03/08/17: Per the Title Commitment, monthly tax rate is $XXX per month. The Closing Disclosure dated XX/XX/XXXX shows in section Estimated Taxes, Insurance and Assessments that the monthly taxes is estimated in the amount of $XXX.XX

04/12/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.04/05/17: Under disclosures are a material finding. Please provide a corrected CD and LOE to the borrower within 60 days of consummation. Condition maintained. 03/29/17: Audit used the State Treasurer & Tax Collector Secured Property Tax information & Payment information provided in the file on page 869. 03/09/17: State Treasurer & Tax Collector Secured Property Tax information & Payment information provided in the file reflects $XX,XXX for the subject property or $X,XXX.XXPlease provide a corrected CD and LOE to the borrower within 60 days of consummation. Condition maintained.

300335478	4dc8446a-e303-4a0a-8ecb-1343de7b82dd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within x standard business days of application. The Initial LE is dated x/x/x and the application date is XX/XX/XXXX		03/27/2017: Received evidence of XX/XX/XXXX application date. Disclosure is within 3 days. Condition cleared.
300335478	ef48b925-4601-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/07/2017: CDA provided reflecting a value of $1,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335478	4baf5196-864b-4693-8b01-31075890df52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application
HUD Homeownership Counseling Disclosure is required to be provided to the borrower within x standard business days of application.  The HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX
03/27/2017: Received evidence of XX/XX/XXXX application date. Disclosure is within 3 days. Condition cleared.
300335478	3cc375ce-f162-4704-bc26-245cf2183eb5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance requires form x.x
The H8 and the H9 safe harbor rescission forms are intended for specific loan conditions; H8 for new loan with new lender or refinance with new lender, and H9 for existing lender when the new loan is an increase from the amount of the old loan (termed cash-out). A refinancing of an existing loan without the advance of new money does not include a right to cancel requirement. Based on the “same lender rate-term refinance designation”, lender was not required to provide a right to cancel for the new transaction, and while having provided the H8 form where none was required is not a Best Practice, the regulatory error in our review has been cleared.

300335478	ed9f054b-1207-4c0c-b222-2b94339f359e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.
The Affiliated Business Disclosure is required to be provided to the borrower within x standard business days of application.  The Affiliated Business Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX
03/27/2017: Received evidence of XX/XX/XXXX application date. Disclosure is within 3 days. Condition cleared.
300335476	d01245dd-9d09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $XX.XX and on the final CD as $XX.XX exceeding the allowable xx tolerance. Lender tolerance cure of $XX.XX is required. Section J reflects x.x tolerance cure of which $XX.XX is applied towards the appraisal fee which is sufficient.
CD reflects tolerance cure in Section J, loan will be rated a B.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 30.08%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.00 months reserves; Years Self Employed Borrower self-employed for 22 years

300335476	30b1c9d1-9e09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD incorrectly reflects a lender credit for an appraisal overcharge of $XX.XX in section B. This fee belongs in Section J.
03/20/17: The $XXX.XX Appraisal refund is not a lender credit, it is a refund. The borrower paid for the appraisal outside of closing. When the invoice was received. It was $XXX.XX And was lower than the $X,XXX.XX The borrower paid up front. The over payment was refunded to the borrower. The refund of the overage is properly provided back to the applicant on Page 2 of the CD Section B Line 01. The funds that had been charged to the borrower’s credit card were refunded.

05/10/2017 -Non-material, exception will be graded B. 03/23/16: Regulation 1026.19(f)(2)(iii) state the amount that is actually paid must be disclosed. It is a violation on actual charges because the appraiser only charged $XXX.XX 0 not $X,XXX.XX.  To correct this, the ($XXX.XX), would need to be a credit in section J. Section Please provide a corrected CD, LOE to the borrower, and evidence of mailing (if refund). Condition maintained.

 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 30.08%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.00 months reserves; Years Self Employed Borrower self-employed for 22 years

300335476	f95b0bbb-9f09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/20/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 30.08%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.00 months reserves; Years Self Employed Borrower self-employed for 22 years

300335476	d77a1d71-0542-4b71-9c3d-bc91c683a05f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Appraisal fee on final CD $XX.XX LE dated XX/XX/XXXX does not list the fee. This fee is in a x tolerance section. Lender tolerance cure of $XX.XX is required.  Section J reflects $XX.XX tolerance cure of which $XX.XX is applied towards the appraisal fee which is sufficient.
CD reflects tolerance cure in Section J, loan will be rated a B.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 30.08%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.00 months reserves; Years Self Employed Borrower self-employed for 22 years

300335476	ba07691f-9f09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX		03/23/17: Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within 3 days of the application date. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 30.08%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.00 months reserves; Years Self Employed Borrower self-employed for 22 years

300335476	7a6c3945-9f09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately
The Estimated Taxes, Insurance & Assessments section of the initial Loan Estimate dated XX/XX/XXXX is incorrect. It does not reflect the amount for Property Taxes and Homeowner's Insurance.  In addition, does not reflect if property taxes are included in escrow.
															03/20/17: The escrows are X on the LE because the escrows are waived for this loan. The Homeowners Box on Page X has an X in error.	03/23/17: Non material. Loan will be graded a B.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 30.08%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.00 months reserves; Years Self Employed Borrower self-employed for 22 years

300335476	b056e746-9b09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score	Credit score of XXX < XXX minimum required.		03/31/17: Upon further review, lender guides allow for 6 additional months reserves for FICO's between XXX-XXX. Condition rescinded.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 30.08%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.00 months reserves; Years Self Employed Borrower self-employed for 22 years

300335476	969ee7b1-9f09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	570 - Review Appraisal Missing	A CDA Report was not provided		03/16/2017: CDA provided reflecting a value of $2,600,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 30.08%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.00 months reserves; Years Self Employed Borrower self-employed for 22 years

300335476	735337fc-9e09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date	The Affiliated Business Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.		03/23/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 30.08%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.00 months reserves; Years Self Employed Borrower self-employed for 22 years

300335475	969b3701-690e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/22/2017: CDA provided reflecting a value of $2,750,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335475	9b293c1c-fc0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for second LE for the changes and additions to the Title fees in section C from the Initial LE.  The file is missing evidence of a valid change of circumstance. Additional conditions may apply upon receipt.
															03/27/2017: Agree with findings	05/10/2017 - non-material, exception graded level B. 03/27/2017: 1026.19( e)(3)(iv)(A)Curable if document provided. No potential cure available if not provided. Loan will be rated IVR3.
300335475	7b8c8454-fc0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to x tolerance. The Final LE reflects recording fees of x.x  x.x at x.x  with no resulting COC for any subsequent disclosures. Final CD dated reflects a charge of x.x for a variance/refund required of x.x to meet x threshold.
CD reflects tolerance cure of Section J, loan will be rated a B.
300335475	fc8c7e34-fc0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	Title- Lenders settlement fee was disclosed in section A on the initial LE. This fee should have been disclosed in section C or disclosed in section A without the heading Title in the fee description.	03/27/2017: Agree with findings	03/27/2017: Non-material finding. Loan will be rated a B.
300335474	ebe2ee07-0705-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Borrower credit report dated greater than 120 days from Note date	The credit report is dated x/x/x and is more than x days from the Note date.		06/09/2017: Audit acknowledges the client approved exception for missing source document. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 55%, loan qualified with CLTV of 25.86%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 73.70 months reserves

300335474	0b944706-1b05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		03/13/2017: CDA provided reflecting a value of $2,475,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 55%, loan qualified with CLTV of 25.86%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 73.70 months reserves

300335474	eae2ee07-0705-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	CO-Borrower credit report dated greater than 120 days from Note date	The credit report is dated x/x/x and is more than x days from the Note date.		06/09/2017: Audit acknowledges the client approved exception for missing source document. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 55%, loan qualified with CLTV of 25.86%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 73.70 months reserves

300335474	aaa35818-1b05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		3/16/2017: Post Disaster Inspection report indicates there was no damage to the subject property. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 55%, loan qualified with CLTV of 25.86%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with 73.70 months reserves

300335473	c9741e83-8aff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Hazard insurance of $XXX,XXX is less than the loan amount of $XXX,XXX which is inadequate with no cost estimator attached to policy.	03/09/17; Please see Hazard Policy that covers 100% of attached and detached building structures.
03/28/17: 03/28/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared. 03/10/17: Coverage $XXX,XXX.XX which is less than the loan amount of $XXX,XXX.XX. Please provide the replacement cost estimator referenced in the endorsement. Condition maintained.
LTV is lower than guideline maximum LTV of 41.47 is lower than guideline maximum of 80%; Years in Field Borrower has 25 years in current field. ; Years on Job Borrower has 18.11 years on current job.
300335473	41db1875-8aff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/08/2017: CDA provided reflecting a value of $1,700,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			LTV is lower than guideline maximum LTV of 41.47 is lower than guideline maximum of 80%; Years in Field Borrower has 25 years in current field. ; Years on Job Borrower has 18.11 years on current job.
300227522	1bcbc276-dc26-4922-a263-799973cc71cd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure X Contact Information section is incomplete. The Settlement Agent's Contact License ID is missing.		01/10/2017: A post close CD reflecting the Settlement agent's license, as well as an LOE and evidence of shipment was provided. Loan will be rated a B for all agencies.
300227522	17fca24a-bc4e-4e52-a777-65823dea0c59	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. The initial Closing Disclosure X is dated <X days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
01/05/2017: Signed and dated ICD
01/05/2017: Audit re-analyzed the 2 CD's within the loan file, and has determined that the borrower signed and dated the CD's on different days. Therefore, one is the initial and one is the final. The initial executed CD was provided 3 day prior to consummation and is deemed acceptable. Condition cleared.

300227522	b13e7ebc-2e29-418d-83a1-9774178bf518	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet / Home Loan Tookit.		12/30/2016: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
300227522	acdd95f3-c1c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		12/23/2016: CDA provided reflecting reconciled value of $758,000 at 0% variance is deemed acceptable. Condition cleared
300227522	25cfd056-c1c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Estimate document error	The Final LE X, Section E, line item X reflecting Recording Fees and Other Taxes. Other Taxes should have been listed separately.
300227522	64c751ca-c1c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Final CD X, Section E, line item X State Policy Fee should have been listed in either Section B or C.	01/05/2017: Please review the attached rebuttal letter, thank you.	01/06/2017: Audit consulted compliance, and has determined that said fee can be placed in Sec B,C or E. Condition rescinded.01/05/2017: E-mailed SME; Pending Compliance Review
300348548	9a21c8ac-b026-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/27/2017: Received post consummation CD, explanation letter and evidence of delivery. Condition cleared.
300348548	fa208770-b026-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Sewer Lateral fee listed in section H of the final Closing disclosure does not list the name of the government entity assessing the fee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/27/2017: Received post consummation CD, explanation letter and evidence of delivery. Condition cleared.
300348548	5aea65e9-ae26-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	04/25/2017: CDA	04/25/2017: A CDA report reflecting a value $825,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300334561	d2388b8a-900d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The Assessor's Parcel Number (APN) is not consistent between the Appraisal and Mortgage.	04/18/2017: Corrected Parcel #	04/18/2017: Audit reviewed evidence of re-recorded Mortgage to correct the Parcel Number, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 124 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 59 months reserves

300334561	7238d224-970d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	The Exhibit A of the Mortgage is missing from the loan file. The mortgage reflects the legal description is attached as Exhibit A.		03/23/2017: Received Exhibit A to mortgage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 124 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 59 months reserves

300334561	a0342b39-860d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/23/2017: CDA provided reflecting a value of $700,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 124 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 59 months reserves

300334561	32369871-a80d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	Guidelines require an IRS Form 4506 or 4506-T executed by the borrower(s) at both application and closing. The 4506-T signed at application was not provided in the file.		03/23/2017: Received 4596-T signed at application. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 124 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 59 months reserves

300334561	7007c7e9-99e3-4c01-b9d2-bcb2f6ecd9a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX.		03/20/2017: This is non-material issue for over-disclosure of TOP. The loan will be rated a B for all Agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 124 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 59 months reserves

300334561	12e5a5f4-970d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final Closing Disclosure incorrectly reflects the closing date as prior to the issuance date and acknowledgement of the document.		03/27/2017: Per Compliance, Loan will be rated a B for all agencies.03/23/2017: Pending Compliance review
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 124 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 59 months reserves

300346099	38b01c4f-cc1b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form
Missing corresponding COC for LE dated XX/XX/XXXX The rate was locked.  The file is missing evidence of a valid change of circumstance.  The lender's TRID checklist reflects a COC was sent to the borrower on XX/XX/XXX; COC is missing from the loan file.
															04/13/2017: LE COC lox	04/13/2017: Audit reviewed all Loan Estimates and COC documentation, and has determined that said documents are deemed acceptable. Condition cleared.
300346099	582d3f79-aaf2-4e22-8e05-e2d7790dc262	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File
Missing a copy of the Loan Estimates issued on XX/XX/XXXX and XX/XX/XXXX.  The lender's tracking disclosure and TRID Checklist in the loan file reflect the initial and revised LE's were issued and E Consented; these LE's are missing from the loan file.  Additional conditions may apply.
04/13/2017: LE lox
04/13/2017: Audit reviewed COC finding which included copies of all Loan Estimates, and has determined that said documents are deemed acceptable. Condition cleared.04/13/2017: Audit re-analyzed the entire loan file, and has determined that no Loan Estimate documents were provided for review. However, the "Correspondent TRID Document Checklist" on page 2 reflects 2 Loan Estimates were provided to the borrower, dated XX/XX/XXXX and XX/XX/XXXX. Provide said documents for review. Additional conditions may apply.

300346099	4005a3bb-8851-40a2-8406-18a4bc1632e2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Provide executed/true certified copy of the Seller Closing Disclosure. Seller CD (p610) within the loan file reflect incorrect closing/disbursement date, as well as missing the issue date.	04/20/2017: Seller CD	04/20/2017: Audit reviewed Seller's Closing Disclosure, and has determined that the client has adopted SFIG guidance. Therefore, the finding is invalid. Condition rescinded.
300346099	4eb7535c-f01a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	04/13/2017: CDA	04/13/2017: A CDA report reflecting a value $730,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300346099	b282a828-cb1b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Missing Appraisal Completion Cert	Missing 442 or complete cert from the loan file.	04/13/2017: final inspection
04/13/2017: Audit reviewed Appraisal Update and/or Completion Report, and has determined that the Certification of Completion reflects that improvements have been completed in accordance with the requirements and conditions stated in the original Appraisal. Condition cleared.

300346099	d626150e-cfc6-453b-82f7-a7676983b6bc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing the initial CD, Closing CD and Post Closing CD dated XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX respectively.  The lender's TRID Checklist reflects the borrower was sent the CD's on the dates listed above; all CD's are missing from the loan file.  Please provide the CD and any letter of explanation and confirmation of delivery to the borrower for any Post Closing CD's.  Additional conditions may apply.
04/13/2017: icd
04/13/2017: Audit reviewed all CD's provided, and has determined that the post closing CD reflected a cure. However, the copy of cure check for $XX.XX, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.

300427308	b9514745-f228-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	04/27/2017: CDA	04/27/2017: A CDA report reflecting a value $701,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300427308	fa4c8719-91cb-448c-ad6b-3aca16f2ec9c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	04/27/2017: lox	04/27/2017: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
300427308	7f549855-f63f-4f23-ab56-7bbc8af0bf01	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX.		04/24/2017: Client waived for TOP < 1% of the loan amount. The loan will be graded a B for all agencies.
300427308	9f10955d-822b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient Credit Score	XXX FICO < XXX minimum FICO required per lender guidelines for loans with XX% LTV.		05/09/2017: Audit reviewed the client approved exception for FICO below required minimum. Loan will be rated a B.
300375901	aa1204ac-f61e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The Post Close CD dated XX/XX/XXXX reflected Excise Tax on Conveyance and is missing the name of the government entity.  Please provide a corrected CD along with a LOE and confirmation of delivery to the borrower.
04/14/2017: XX.XX.XXXX PCCD
04/14/2017: Audit review of revised CD includes payee to Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower), via e-mail, was provided. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 36%, loan qualified with DTI of 21.95%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.03 months reserves

300375901	6a3819cf-f21e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the co-borrower was self-employed for X.XX years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business within 30 days of the Note date or funding date. The loan file contained no verification of the co-borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.  Additional conditions may apply.
04/19/17: Co-borrower is less than XX% owner in businesses on Schedule E. Verification of self-employed business is not required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 36%, loan qualified with DTI of 21.95%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.03 months reserves

300375901	c4728ecc-8a9d-4387-9c8a-5faefdda706b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over disclosure of $X.XX.		04/10/2017: This is an client waived - non-material issue. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 36%, loan qualified with DTI of 21.95%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.03 months reserves

300375901	dc0c80ec-f21e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumer's must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, "S" Corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided for the Co-Borrowers business A on the Schedule E page 2.
04/19/17: Co-borrower is less than XX% owner in businesses on Schedule E. Executed business returns are not required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 36%, loan qualified with DTI of 21.95%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.03 months reserves

300375901	318e9d39-dec2-4f74-b490-d389b152948a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XXX.XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XXX.XX resulting in a $XX.XX refund due for cure.
04/10/2017: A RESPA Credit Report charge cure of $XX.XX on final CD. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 36%, loan qualified with DTI of 21.95%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.03 months reserves

300375901	e213fe3c-f61e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The seller paid fees in section E and H were omitted on the final CD. Please provide a corrected CD, letter of explanation and confirmation to the borrower.		04/10/2017: A Post Close CD reflect the seller paid cost in section E and H with LOE and email confirmation to the borrower. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 36%, loan qualified with DTI of 21.95%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.03 months reserves

300375901	3d307c90-061e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	04/18/2017: CDA	04/18/2017: A CDA report reflecting a value $1,025,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 36%, loan qualified with DTI of 21.95%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 36.03 months reserves

300357154	e2407ad3-b326-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee in section B of the final Closing Disclosure is missing the name of the actual service provider as reflected on the appraisal bill.  Provided a re-disclosed CD and LOE to the borrower.
04/21/2017: A Post Close CD reflects the appraisal payee along with LOE to the borrower. Condition cleared. The loan will be graded a B for all agencies.
300357154	baa2f19c-2c26-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		04/26/17: CDA reflecting a value of $1,000,000.00 which is a 0.0% variance. APN, Legal Description and address match. Condition Cleared.
300357154	9b546f5e-991b-4b45-ae53-7a2a8fd6512c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure was paid to the "city and county of" and are missing the actual government entity.
4/26/2017: Client has adopted SFIG guidance, under SFIG, the corrected post close CD dated within 60 days of discovery along with LOE provided is deemed acceptable. Loan will be graded a B for all agencies. 04/21/2017:  A Post Close CD in the loan file does not reflect the county recorder or county name.  Condition remains.

300357154	27801c4b-b426-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Title - Notary fee CA in section C of the final Closing Disclosure is missing the name of the actual service provider. Provide a re-disclosed CD and LOE to the borrower.		04/21/2017: A Post Close CD reflects the actual notary service and provider along with LOE. The loan will be rated a B for all agencies.
300342892	2d445273-7b9f-4b66-b1af-5fb667001db9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX does not reflect Discount Points and there is no resulting COC for any subsequent disclosures.  Final CD reflects Discount Points of $X,XXX.XX for a variance/refund required of $X,XXX.XX.
04/08/217: A RESPA Origination charge cure on the final CD in the amount of $X,XXX.XX. The loan will be graded a B for all agencies.
300342892	9423832e-a51b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	04/13/2017: CDA	04/13/2017: A CDA report reflecting a value $1,015,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300342892	57419617-6414-4477-b1e2-b368c104f2bf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The email of the Seller's Real Estate Broker is missing.		04/08/2017: A Post Close CD reflects the Seller's RE Broker email along with email and delivery to the borrower. Condition cleared. The loan will be graded a B for all agencies.
300342892	909acc77-5d1c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Seller paid fees were excluded from the final Closing Disclosure as reflected on the Seller's CD in the loan file.		04/08/2017: A Post Close CD reflected the Seller Paid fees in section C and H of the CD along with email and delivery to the borrower. The loan will be graded a B for all agencies.
300342892	407102d4-8452-46da-b5dd-ca479648b684	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		04/08/2017: Client Waived and non-material issue. Condition cleared. The loan will be graded a B for all agencies.
300342892	9a19b5ca-6e4e-4a35-9578-3744c186a3c0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The title services fees in section C of the final Closing Disclosure reflected the incorrect name for the service provider.
04/10/2017:  A Post Close CD provided in the file reflects the correct service provider for the title services fees.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300348074	a3c78364-b61b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	04/13/2017: CDA	04/13/2017: A CDA report reflecting a value $823,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300348074	1cab7c56-344f-4e57-8801-4830e034736a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $X,XXX.XX including P&I of $X,XXX.XX and Estimated Escrow of $XXX.XX.  The calculated payment amount is $X,XXX.XX.  No cure.

04/13/2017: Audit reviewed Post Closing CD with corrected monthly tax amount of $XXX.XX, and has determined that the documentation submitted is deemed acceptable. All escrow amounts/payments on page 1 of CD have been corrected.  Notification of the error (i.e., the letter to borrower) was sent via e-mail to the borrower. Loan will be rated a 'B' for all agencies.

300348074	5dc92670-4077-493f-9eb9-626ae3f462c9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. No Cure.
04/13/2017: Audit reviewed Post Closing CD with corrected monthly tax amount of $XXX.XX, and has determined that the documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was sent via e-mail. Loan will be rated a 'B' for all agencies.

300348074	0e7ee970-ede1-48d1-abbc-ed990ebb0e64	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit.	04/13/2017: Esign Cert
04/13/2017: Audit review of evidence, via disclosure log, that the Special Information Booklet/Home Loan Toolkit was submitted within three days of application date (XX/XX/XXXX) was provided. Documentation submitted is deemed acceptable, condition cleared

300348074	2c93e5ef-1c86-4842-8536-6a03a56a914f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes & insurance and the calculated escrow payment should be $XXX.XX.  No Cure.

04/13/2017: Audit reviewed Post Closing CD with corrected monthly tax amount of $XXX.XX, and has determined that the documentation submitted is deemed acceptable. All escrow amounts/payments on page 1 of CD have been corrected.  Notification of the error (i.e., the letter to borrower) was sent via e-mail to the borrower. Loan will be rated a 'B' for all agencies.

300427518	1621f80d-8835-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing evidence of flood insurance	Missing evidence of Flood insurance. Please provide declaration page verifying flood insurance as shown on funding CD.	05/12/2017: flood ins
05/12/2017: Audit reviewed evidence of Flood Insurance, and has determined that the documentation submitted is deemed acceptable. Final CD verifies that Flood insurance was paid and escrowed. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.10%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  95.8 months reserves

300342891	49f402b2-8b14-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Appraisal Report Fee in section B does not reflect party that ultimately received payment. Please provide a LOE and confirmation of delivery to the borrower.		03/29/2017: A Post Close CD reflects the actual service provider with LOE and confirmation of delivery. Condition cleared. The loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #6.43 months excess reserves

300342891	3350337f-ba14-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower paid fee or provided credit card or check (except for the credit report) prior to acknowledgement of intent to proceed.
The loan file contains a authorization for the lender to charge fees other than a credit report fee prior to acknowledging the intent to proceed. The intent to proceed is acknowledged on XX/XX/XXXX and the authorization in the loan file is signed by the borrower on XX/XX/XXXX.
04/03/2017: intent prior to credit authorization
04/20/2017: Audit re-analyzed finding, and has determined that finding is outside of scope for SFIG. The client has adopted SFIG guidance. Condition rescinded. 04/12/2017: Audit consulted with Compliance, and based on the language of the regulations, the borrower must have received the LE and provided the Intent to Proceed prior to the lender imposing fees.  E-Signing the LE on X/XX would indicate they received the document on X/XX, which is after the date the initial CC authorization (p190) dated XX/XX/XXXX was signed. Provide evidence the borrower received the LE on X/XX. Condition remains.04/03/2017: Pending Compliance review.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #6.43 months excess reserves

300342891	e4a36c72-8eb3-4280-9e7a-c2491b1a6e0c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The post close Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX versus. actual $XXX,XXX.XX, an over disclosure of $XXX.XX
04/27/2017: pccd
04/27/2017: Audit reviewed revised CD, and Notification of the error (i.e., the letter to borrower) was sent via e-mail. Loan will be rated 'B'. 03/29/2017:  A Post Close refund in the amount of $xxx.xx for prepaid interest was given to the borrower with proof of a check and delivery in the loan file however; the Post Close CD in the loan file did not reflect this refund for the prepaid interest charge.  A new Post Close CD is required. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #6.43 months excess reserves

300342891	b3173aaf-8814-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	DTI Exceeds Guidelines	Client Overlay Exception, Client to Review: DTI of XX.XX exceeds lender guideline of XX.XX for purchase transaction with gift funds.	04/03/2017: DTI guidelines
04/11/2017: Audit acknowledges the client approved exception for DTI exceeding maximum per guides. Loan will be rated a B.04/03/2017: Audit reviewed loan, and has determined that lender guides define "First Time Homebuyer" as borrower who has not owned a property in the past three years REGARDLESS of occupancy. Borrower currently owns an investment property, therefore is not a first time homebuyer. Assets/Gifts page 19 of guides reflect maximum DTI of XX% when gift funds are used when utilizing gift funds. Borrower received $XX,XXX in gift funds. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #6.43 months excess reserves

300342891	f99d1a32-a3e0-4696-9201-4faad2c3d98c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The post close Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX versus the actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions.
04/27/2017: pccd
04/27/2017: Audit reviewed revised CD, and Notification of the error (i.e., the letter to borrower) was sent via e-mail. Loan will be rated 'B'. 03/29/2017:  A Post Close refund in the amount of $XXX.XX for prepaid interest was given to the borrower with proof of a check and delivery in the loan file however; the Post Close CD in the loan file did not reflect this refund for the prepaid interest charge.  A new Post Close CD is required. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #6.43 months excess reserves

300342891	d38eb231-cbd2-42d0-924c-38f9317fa3e6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The address for the Borrower and Seller Real Estate Broker are missing.		03/29/2017: A Post Close CD in the loan file reflects the addresses for both Real Estate Broker's along with LOE and confirmation of delivery. Condition cleared. The loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #6.43 months excess reserves

300342965	f8650678-fd13-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	04/03/2017: CDA	04/03/2017: A CDA report reflecting a value $865,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.91%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 70.60 months reserves

300342965	2805166d-5515-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Business Tax Returns	Missing the executed business tax returns for the borrowers' 1st business listed on the loan application. The business tax returns are in the file however; they were not signed by the borrowers.	04/03/2017: signed bus. tax return	04/03/2017: Audit reviewed XXXX/XXXX executed Business Tax Returns, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.91%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 70.60 months reserves

300342965	e41012c3-5715-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Missing complete asset documentation for the 3rd and 4th accounts listed on the loan application.  The lender submitted 2-months bank statements for each account however; all statements were missing pages 2 through 14.  Please submit complete bank statements for each account.  Additional conditions may apply.
04/18/17: Lender provided the complete copies of the bank statements for the 3rd and 4th accounts listed on the final loan application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.91%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 70.60 months reserves

300334773	300318e9-5b16-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	04/06/2017: CDA04/05/2017: CDA
04/06/2017: A CDA report reflecting a value $700,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.04/05/2017: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159 months reserves; Years in Primary Residence Borrower has resided in subject for 29 years

300334773	a7f0b0bc-9918-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing the legal description of the Mortgage/deed of trust.	04/05/2017: EX A legal description	04/05/2017: Audit review of legal description, attached to the Mortgage/Deed of Trust, documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159 months reserves; Years in Primary Residence Borrower has resided in subject for 29 years

300334773	eae540ac-9cf9-4ac9-b8c9-5d4361cb7e37	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The XXXX property Taxes - Paid XX/XX/XXXX and Record Not/Contractors Aff in section H of the Post Close CD were paid by the borrower and should of been in section E of the Post Close CD.	04/10/2017: Pccd04/05/2017: PCCD
04/12/2017: Audit review of Notification of the error (i.e., the letter to borrower) and lender sent via e-mail to borrower. Loan will be rated a 'B' for all agencies.04/10/2017: Audit review of revised CD reflects required Sections H fees moved to Section E, and documentation submitted is deemed acceptable. However, MISSING Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains. 04/05/2017: Audit reviewed post closing CD, and has determined that the 2 tax/recording fees in Section H were not moved to Section E. Payee on both fees reflect a government entity, therefore, Recording Fees and Other Taxes are fees assessed by a government authority to record and index the loan and title documents as required under State or local law, together with any charges or fees imposed by a State or local government are Under Section E Taxes and Other Government Fees, disclose Recording Fees and Other Taxes first and Transfer Taxes second. (§ 1026.37(g)(1))Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159 months reserves; Years in Primary Residence Borrower has resided in subject for 29 years

300334773	13c60b4e-9618-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing Balance sheet for Borrower and C-Borrower's partnership and XX/XX/XXXX thru XX/XX/XXXX Balance Sheet for the Borrower's S Corporation.  Per appendix Q, both a Balance Sheet and a P&L statement is required in order for the loan to be classified as a Qualified Mortgage.  A balance sheet in the
04/14/2017: LOX
04/14/2017: Audit concurs with the Lender Rebuttal, and has determined that the executed XXXX XXXXX/XXXX/XXXX Tax Returns were provided within the loan file. The subject Loan closed in the first quarter, therefore a Balance sheet is not required. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159 months reserves; Years in Primary Residence Borrower has resided in subject for 29 years

300334773	be21b302-47bd-42dd-9cda-c18c20334fb0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		04/03/2017: This is non-material issue. Client waived and the loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159 months reserves; Years in Primary Residence Borrower has resided in subject for 29 years

300334773	07fcec15-9918-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal completion certificate (442)	The subject appraisal was completed "As-Is" and not completion certificated was in the loan file. Additional conditions may apply.	04/05/2017: final inspection	04/05/2017: Audit review of Appraisal Update and/or Completion Report documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159 months reserves; Years in Primary Residence Borrower has resided in subject for 29 years

300334773	673346d9-9918-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title	Missing a copy of the title in the loan file. The copy of the title in file reflects Schedule B only and is missing the 1st page and Exhibit A to the title. Additional conditions may apply.	04/05/2017: Title	04/05/2017: Audit review of Title Commitment documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159 months reserves; Years in Primary Residence Borrower has resided in subject for 29 years

300348567	e91d7190-59b7-4b24-8e5f-8595fccee285	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX.XX with no resulting COC for any subsequent disclosures.  The final CD reflects an Appraisal fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  1023.19(f)(2)(v) Tolerance cure within 60 days of consummation.
04/11/2017: A RESPA Appraisal charge cure in the amount of $XXX.XX on the final CD. The loan will be graded a B for all agencies.
300348567	6040a0ae-bb1f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XX.XX and on the final CD as $XXX.XX, exceeding the allowable 10% tolerance. A tolerance cure of $XX.XX is required.		04/11/2017: A RESPA Recording fee charge cure of $XX.XX on the final CD. The loan will be graded a B for all agencies.
300348567	f495f277-9105-4c2b-9a4a-f3ad908a641e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX.		04/11/2017: This is non-material and client waived. The loan will be graded a B for all agencies.
300348567	221374b7-fa1e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	04/21/2017: CDA
04/24/2017: A CDA was provided with a value of $704,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared. 04/21/2017: Field Review provided in lieu of CDA reflects lender name. Report is required reflecting Investors name. Condition remains.

300425492	8d1adf83-fe3e-44ea-8b1f-9f3e4984076c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		4/26/2017: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 86 total months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 19 months  reserves

300425492	1c7b654e-f229-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal not found in file; CDA in file provided by lender	05/02/2017: CDA04/28/2017: CDA
05/02/2017: A CDA report reflecting a value $850,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Mortgage legal description matches CDA legal description. Condition Cleared.04/28/2017: The CDA report provided reflects an incorrect city for subject property zip code, the city on CDA does not reflect Note city. Per USPS, the subject property zip code does NOT include the city reflected on CDA. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 86 total months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 19 months  reserves

300425492	d896d1a9-f229-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
DTI of xx% exceeds xx%; The Lender included the Departure residence rental income without an appraisal supporting 25-30% equity and without a Loan Committee exception required per lender guidelines; The loan is considered non QM compliant, additional conditions may apply.
05/05/2017: AVM
05/05/2017: Audit reviewed the AVM, as well as all documents related to the departure residence, and has determined that the Mortgage balance is  $XXX,XXX.XX divided by AVM value of $XXX,XXXX equals XX.XX%. A fully executed (also notarized) Lease by all parties with a start date from XX/XX/XXXX through XX/XX/XXXX for $XXXX a month was provided within the loan file. DTI is now XX.XX%. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 86 total months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 19 months  reserves

300425492	a2c2539b-f329-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Missing Appraisal, BPO or AVM for departure residence supporting 25-30% equity; Lender guidelines require third party valuation and Loan Committee Exception for inclusion of current rental lease income in DTI.
05/05/2017: AVM
05/05/2017: Audit reviewed the AVM, as well as all documents related to the departure residence, and has determined that the Mortgage balance is  $XXX,XXX.XX divided by AVM value of $XXX,XXX.XX equals XX.XX%. A fully executed (also notarized) Lease by all parties with a start date from XX/XX/XXXX through XX/XX/XXXX for $XXXX a month was provided within the loan file. DTI is now XX.XX%. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 86 total months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 19 months  reserves

300425492	ec164a05-675e-4a92-b0f3-1c3d94f4b8df	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated business disclosure	04/28/2017: ABA	04/28/2017: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 86 total months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 19 months  reserves

300341829	8478f5d5-3a19-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet	Missing XX/XX/XXXX to XX/XX/XXXX Balance Sheet for the Borrower's Schedule C business. Per appendix Q, a Balance Sheet is required; in order for the loan to be classified as a Qualified Mortgage.	04/12/2017: LOX
04/12/2017: Audit concurs with the Lender Rebuttal, and has determined that the executed XXXX Tax Returns were provided along with the Schedule C 1040 XXXX Profit and Loss (p304) including assets and liabilities. Loan closed in the first quarter, therefore a Balance sheet is not required. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.40 months reserves; Years Self Employed Borrower has 15 years Self Employed

300341829	0af564a5-4619-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee in section B of the final Closing Disclosure was not paid to the actual service provider. Please provide a letter of explanation and confirmation of delivery to the borrower.		04/04/2017: A Post close CD shows the correct service provider along with LOE and email delivery to the borrower. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.40 months reserves; Years Self Employed Borrower has 15 years Self Employed

300341829	6725b15b-8d18-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Quit Claim/Warranty/Grant Deed	Page 1 of the Grant Deed is missing from the file.	04/10/2017: Grant deed	04/10/2017: Audit review of recorded Grant Deed documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.40 months reserves; Years Self Employed Borrower has 15 years Self Employed

300341829	69b20c59-4719-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Escrow fee in section C and CA Transfer Tax in section F of the Seller's CD were disclosed as paid by the seller but were omitted on the Borrower's final CD.  Please provided a letter of explanation and confirmation of delivery to the borrower.

04/04/2017:  A Post Close CD in the loan file reflects the Escrow Fee and CD Transfer fee paid by the seller were added along with LOE and confirmation of email delivery to the borrower.  Condition cleared.  The loan will be rated a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.40 months reserves; Years Self Employed Borrower has 15 years Self Employed

300341829	cb78a2f6-4419-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing Mortgage/deed of trust legal description or Exhibit A.	04/10/2017: Ex A	04/10/2017: Audit review of recorded Deed of Trust includes Exhibit A, documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.40 months reserves; Years Self Employed Borrower has 15 years Self Employed

300341829	283a6f0f-9218-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report is missing from the file.	04/06/2017: CDA	04/06/2017: A CDA report reflecting a value $665,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.40 months reserves; Years Self Employed Borrower has 15 years Self Employed

300341829	73ec30d3-6b19-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX.XX in dwelling coverage with 100% replacement cost.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX.XX.  Please provide evidence of sufficient coverage. Additional conditions may apply.
05/03/2017: RCE
05/03/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.40 months reserves; Years Self Employed Borrower has 15 years Self Employed

300350991	67cac1c0-33be-4295-8fdf-d83d547d6acc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C. : The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD dated reflects Transfer Taxes of $X,XXX.XX resulting in a $XXX.XX refund due for cure. Cure provided per lender credit on final CD.
05/11/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
300350991	a9f540e3-7f36-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	05/16/2017: CDA	05/16/2017: A CDA report reflecting a value $629,500.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300357138	77da3f3d-d229-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal	04/28/2017: CDA	04/28/2017: A CDA report reflecting a value $655,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300357138	b3697502-d329-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
SERVICES NOT SHOPPED_ SECTION B > LE FEE (0% VARIANCE) The LE dated XX/XX/XXXX reflects a $XX.XX VOE Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XX.XX VOE Fee resulting in a $XX.XX refund due for cure. Cure provided per $XX lender credit on final CD. Issue cleared- "2" Event.
4/25/2017: The final CD reflects a $XX.XX VOE Fee resulting in a $XX.XX refund due for cure. Cure provided per $XX.XX lender credit on final CD. Issue cleared- "2" Event.
300357138	8518df2a-3929-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan is subject to Mandatory Arbitration	File contains a Waiver of Borrower’s Rights signed, dated & notarized XX/XX/XXXX - both Borrowers
04/27/2017: Per compliance the document is not a mandatory arbitration document and is instead a waiver that lenders who want to do non-judicial foreclosures require borrowers to sign. This is a relatively common document and they would not view this as a violation.  Condition rescinded.

300357138	7a6d12cb-6bb4-4d64-a5b8-cc1c9510e8c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The Final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX. TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
4/25/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300343609	865cd2ed-981b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation
Missing Lender Income analysis; per lender guidelines.  All Loans file must contain an income analysis, which may be supplemented with the use of tools such as Fannie Mae's Comparative Income Analysis(Form 1088),Cash Flow Analysis(Form 1084).
															04/12/2017: 1008	04/12/2017: Audit reviewed documentation, the finding for income analysis is deemed invalid. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 60.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.68%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.3 months reserves

300343609	d0cf796c-991b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Evidence of Self Employment	The Business license and/or CPA letter required for self employed borrowers are missing from the file.	04/21/2017: Verbal VOB for both businesses04/12/2017: Sec of State
04/21/2017: Audit reviewed the VOE's submitted, and has determined that the documents were dated within 30 days prior to the Note date. Condition cleared. 04/12/2017: Audit reviewed copy of business license filing from 2015, and has determined that verification from a 3rd party source is required for a VOE on Self Employed borrowers dated within 30 days from Note to prove no gaps greater than 30 days. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 60.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.68%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.3 months reserves

300375879	c7d70996-6fb8-4915-8615-b17540ebbb5f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds
Late charge fee is 5.0%. North Carolina Lenders may charge a late payment charge of up to 4% of the amount of the payment past due, if the payment is at least 15 days past due.   The late payment charge may not be imposed more than once with respect to a single late payment. [N.C. Gen. Stat. § 24-10.1.]
05/08/17: Please re-review the late payment fee matrix, for North Carolina loan amounts exceeding 300,000 reflect 5%.
05/10/17: Based on a different statutory section, NGCS 24-9, lenders are permitted to charge late fees in excess of those permitted by NCGS 24-10.1 (i.e., 4%) for loans of $XXX,XXX.XX or more. Condition cleared. 05/09/17: Escalated to compliance for review.

300375879	e0fcc50b-b531-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
The LE dated XX/XX/XXXX reflects a $XX.XX Recording Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX.XX Recording Fee resulting in a $XX.XX refund (10% tolerance)due for cure. Cure provided per $XXX.XX lender credit on final CD. Issue Resolution:
5/5/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
300375879	70d4fcb1-b431-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		05/09/17: CDA reflecting a value of $XXX,XXX.XX which is a -0.0% variance. APN, Legal Description and address match. Condition Cleared.
300375879	7e781678-85c5-4087-b263-33dbe7038c87	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX. Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.
5/5/2017: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies
300346291	843393b9-bc1f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing XXXX Balance Sheet for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
04/26/2017: Audit reviewed original loan file. There is $XXX.XX Schedule C income for Co-borrower in XXXX and no Schedule C in XXXX. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.28%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 135 months reserves; Years on Job Borrower has 40 years on job

300346291	0ffe50c0-bc1f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing XXXX YTD P&L for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
04/26/2017: Audit reviewed original loan file. There is $XXX Schedule C income for Co-borrower in XXXX and no Schedule C in XXXX. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.28%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 135 months reserves; Years on Job Borrower has 40 years on job

300346291	2aedc4d2-bd1f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	04/18/2017: CDA	04/18/2017: A CDA report reflecting a value $810,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.28%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 135 months reserves; Years on Job Borrower has 40 years on job

300349798	d86a21a1-1625-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2	Per lender's guidelines, most recent two years W-2s should be provided. There is no evidence that the W-2s were provided in the loan file.		4/24/2017: W2s for the most recent 2 years provided is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 259 months reserves

300349798	4670bb83-7e09-4400-a903-fa4b899772d0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX an over-disclosure of $XXX.XX.		04/18/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 259 months reserves

300349798	7506e490-7e24-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		04/24/2017: CDA provided reflecting reconciled value of $630,900 at 0% variance is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 259 months reserves

300349798	d42a7dc1-7d24-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage. The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX.XX in dwelling coverage with 120% replacement cost ($XX,XXX) for total coverage of $XXX,XXX. The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX, which reflects a $XXX,XXX coverage shortfall.  Cost Estimator must be provided.
05/11/2017: RCE
05/11/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 259 months reserves

300350990	5cef1a23-0f29-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	DTI Exceeds Guidelines	XX.XX% > XX.XX% guideline maximum for First Time Home Buyers per Lender's Guidelines.		05/02/2017: Client acknowledges the DTI exception.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 722; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.80 months reserves; Years in Field Borrower has 15 years in Field

300350990	209c3c6d-e2ce-4ceb-8887-1becaa283552	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The Post Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of 0.125%.
04/24/2017: The initial CD signed by the borrowers reflects an APR of X.XXX%, which is within 0.125% of the APR on the final CD. Condition Cleared. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 722; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.80 months reserves; Years in Field Borrower has 15 years in Field

300350990	99a8e7c2-cb91-4dd0-a67a-4dc3a00943ec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	Total of Payments is not accurate: The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX.		04/24/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 722; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.80 months reserves; Years in Field Borrower has 15 years in Field

300350990	2ac0c496-0f29-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX.XX with a refund of $XXX.XX for cash to close total of $XXX,XXX.XX vs the Post Close CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $XXX.XX.  Provide letter of explanation to the borrower, copy of refund check, and proof of delivery within 60 days of consummation.
04/27/2017: cd lox
04/27/2017: Audit reviewed copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 722; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.80 months reserves; Years in Field Borrower has 15 years in Field

300350990	4b908f80-9f90-4641-9278-79605910001c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The Post Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of 0.125%.

Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The Post Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of 0.125%.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 722; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.80 months reserves; Years in Field Borrower has 15 years in Field

300350990	1143b811-fc28-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	04/27/2017: CDA	04/27/2017: A CDA report reflecting a value $1,150,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 722; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.80 months reserves; Years in Field Borrower has 15 years in Field

300350990	8758c0fe-1a30-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	LTV exceeds guidelines	XX% > XX% maximum LTV for loan amount above $XXX,XXX and under $X,XXX,XXX. Loan amount is $XXX,XXXX.		05/03/2017: Client acknowledged LTV exception.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 722; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.80 months reserves; Years in Field Borrower has 15 years in Field

300348566	d67f6854-87ca-4823-929b-e904d96b927f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Counseling Disclosure not provided within 3 days of application.		04/27/2017: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 57.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 127.60 months reserves

300348566	36ea4213-bf26-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	04/25/2017: CDA	04/25/2017: A CDA report reflecting a value $1,000,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 57.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 127.60 months reserves

300348566	60a3f842-81ef-49c5-9e72-78449fdb1eb5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects  a Credit Report Fee of $XXX.XX with no resulting Coco for any subsequent disclosures. The CD reflects a Credit Report Fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
04/24/2017: A RESPA Credit report charge cure in the amount of $XX.XX was reflected on the final CD. The loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 57.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 127.60 months reserves

300348566	69cbf01c-e828-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing evidence of flood insurance	Subject is in Flood Zone AE. Flood insurance is required and a copy of the policy is missing from the loan file.	04/27/2017: flood ins	04/27/2017: Audit reviewed Flood Insurance, and has determined that the documentation submitted is deemed acceptable. Final CD reflects flood insurance as escrowed. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 57.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 127.60 months reserves

300348540	ceda7044-9f2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The County and State Taxes in section E of the final Closing Disclosure are missing the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/03/2017: PCCD
05/03/2017: Audit review of revised CD includes payees to County and State Taxes in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent via e-mail. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51.60 months reserves; Years in Field Borrower has 30 years in Field

300348540	a934fc81-512b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage Rider	Missing page 1 of the PUD Rider.	05/03/2017: PUD Rider	05/03/2017: Audit reviewed page 1 of PUD Rider, and has determined has the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51.60 months reserves; Years in Field Borrower has 30 years in Field

300348540	31d79b87-c92f-49c3-93d4-ccdc74fc01b1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/03/2017: aba lox	05/03/2017: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51.60 months reserves; Years in Field Borrower has 30 years in Field

300348540	7bdadb6d-522b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient Credit Score	XXX FICO < XXX FICO required guideline minimum.		05/09/2017: Audit reviewed the client approved exception for FICO below minimum requirements. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51.60 months reserves; Years in Field Borrower has 30 years in Field

300348540	6c3eff78-6565-4df4-ab72-effbbc6787e8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Note	Missing page 1 of the Note.	05/04/2017: Note05/03/2017: Note
05/04/2017: Audit reviewed the Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.05/03/2017: Audit reviewed Note documentation provided, and has determined that the first page of the Note was not visible. It appears that the "Warranty Deed" is pulling through with the Note. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51.60 months reserves; Years in Field Borrower has 30 years in Field

300348540	ec1b3883-9e2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing evidence Home Loan Toolkit was provided to the borrowers within 3 days of application.	05/03/2017: pge 3 of esign XX/XX/XXXX 6:31 pm
05/03/2017: Audit review of evidence that the Home Loan Toolkit (XX/XX/XXXX) was submitted within three days of application date (XX/XX/XXXX)  was provided. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51.60 months reserves; Years in Field Borrower has 30 years in Field

300348540	90c2b9d2-9f2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	05/03/2017: CDA
05/09/2017:  A CDA report reflecting a value $525,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.05/03/2017: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 51.60 months reserves; Years in Field Borrower has 30 years in Field

300348547	728d02d6-3c23-4307-844f-a40a1e7a73ef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a $XXX.XX Appraisal Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX.XX Appraisal Fee resulting in a $XXX.XX refund due for cure. Cure provided per $XXX.XX lender credit on final CD. Issue cleared- "2" Event
5/1/2017: Cure provided per $XXX.XX lender credit on final CD. Issue cleared- "2" Event
300348547	50d90962-362c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final, funding and post-close Closing Disclosure does not list the number of months for the Hazard Insurance that were collected. Under 1-26.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Please provide a letter of explanation to the borrower, and corrected CD within 60 days of consummations.
05/11/2017: PCCD
05/11/2017: Audit review of revised CD includes Section F listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of sent to borrower via e-mail confirmation. Loan will be rated a B.

300348547	b08c5f89-76f3-4085-8824-e368f5659023	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The Final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX. Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.”
5/1/2017: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.
300348568	40f8955a-a62a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		04/28/2017: CDA provided reflecting a value of $850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300421791	ce5e25d6-912a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/05/2017: LOX05/01/2017: CDA
05/10/2017: A CDA report reflecting a value $750,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.05/05/2017: Audit reviewed the Lender Rebuttal, and has determined that a CDA Report reflecting the Investors name under the "Client/Intended User(s)" field is an Investor requirement. Condition remains.  05/01/2017: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.

300421791	4b83254e-0895-4761-8ec1-56696dd29253	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects a Credit Report fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report fee of $XXX.XX refund due for cure.		04/27/2017: A RESPA Credit Report charge cure in the amount of $XX.XX on the final CD. The loan will be rated a B for all agencies.
300425337	1327bb61-372f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	05/10/2017: CDA	05/10/2017: A CDA report reflecting a value $625,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300425337	d964db1a-6d2f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Doc Prep Fee was reflected on the final Closing Disclosure in section A. The Doc Prep Fee is not an origination charge and should be reflected in section B.		05/02/2017: A Post Close CD was provided in the file reflecting the Doc Prep Fee in section B. Loan will be rated a B for all agencies.
300433069	a901ec39-7a39-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/19/2017: CDA	05/19/2017: A CDA report reflecting a value $760,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300377267	f04c8a43-0634-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Taxes in section F of the final Closing Disclosure is paid to the City and County of and is missing the full name of the government entity.  Provide correct CD and letter of explanation to the borrower.
05/11/2017: PCCD
05/11/2017: Audit review of revised CD includes Section F City and County payees. Notification of the error (i.e., the letter to borrower) was provided, as well as evidence sent to borrower via e-mail. Condition cleared.05/08/2017:  Post Close CD did not reflect the name of the government entity.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.59%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 49.60 months reserves

300377267	1bad5943-5929-440a-80bb-04a8d2eab14e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XX.XX.		05/08/2017: The difference is less than 1% of loan amount and deemed non-material issue. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.59%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 49.60 months reserves

300377267	d8b64c98-0134-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	05/10/2017: CDA	05/10/2017: A CDA report reflecting a value $790,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.59%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 49.60 months reserves

300375777	d4d270d9-bc2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	05/05/2017: Condo docs	05/05/2017: Audit review of Condo Questionnaire documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 159 months reserves; Years on Job Borrower has 3 years on job

300375777	e2aba625-c7f5-4786-8b42-b3d821ffa5b1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/05/2017: ABA lox	05/05/2017: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 159 months reserves; Years on Job Borrower has 3 years on job

300375777	00f27706-be2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $XXX.XX and on the final CD as $XXX.XX, exceeding the allowable 10% tolerance.  A tolerance cure of $XXX.XX is required. No evidence of tolerance cure provided in file.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
04/26/2017 - The Final CD reflects a Lender Credit of $XXX.XX for increase in Closing Cost above legal limit. Condition Clear. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 159 months reserves; Years on Job Borrower has 3 years on job

300375777	6598fd62-622b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided. The loan file is missing a copy of the master condominium hazard insurance policy. Additional conditions may apply.	05/05/2017: HOI	05/05/2017: Audit reviewed the Master Insurance Declaration page, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 159 months reserves; Years on Job Borrower has 3 years on job

300375777	2edcd27c-bd2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/10/2017: CDA05/08/2017: CDA lox05/05/2017: CDA
05/10/2017: A CDA report reflecting a value $865,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.05/08/2017: Pending investor review.  05/05/2017: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 159 months reserves; Years on Job Borrower has 3 years on job

300375777	94c73d8a-bd2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of HOA fees for property #1 and #2 on the final application not provided. The loan file contains HOA documentation however; it cannot be determined the address of the HOA fee.	05/05/2017: HOA address lox	05/05/2017: Audit review of HOA Condo Management Services documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 159 months reserves; Years on Job Borrower has 3 years on job

300357139	e7d928a3-7f36-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Recording fee in section E of a Funding CD is missing the name of the government entity. Provide a corrected CD and LOE to the borrower.	05/18/2017: Post consummation CD
05/18/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided, as well as e-mail evidence was sent to the borrower. Loan will be rated B.

300357139	a8f540e3-7f36-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The 1st Half 2017 RE Tax (parent tract) in section H of the Funding CD should be listed in section E of the CD. Provide a corrected CD and LOE to the borrower.	05/18/2017: Post consummation CD
05/18/2017: Audit review of revised CD reflects Section H fee moved to Section E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided, as well as e-mail evidence was sent to the borrower. Loan will be rated B.

300357139	762107d2-7a36-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	05/16/2017: CDA	05/16/2017: A CDA report reflecting a value $560,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300425596	db8ff662-662b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing XXXXX CDA review		05/09/17: CDA reflecting a value of $625,000.00 which is a -0.0% variance. APN, Legal Description and address match. Condition Cleared.
300425596	90245002-f8bb-459c-977d-8b34497a827f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX. TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300433434	a276bd64-7121-4038-9246-bcb12397dc8c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Waiver of timing requirements signed by borrowers on XX/XX/XXXX.	05/19/2017: LE05/18/2017: Initial 1003 signed XX/XX/XXXX; Appraisal Waiver/Receipts Form dated XX/XX/XXXX
05/19/2017: Audit reviewed the e-signed LE, dated XX/XX/XXXX, with Appraisal verbiage, and has determined that the documentation submitted is deemed acceptable. Condition cleared.   05/18/2017: Audit reviewed the Lender Rebuttal, and has determined that the "Appraisal Waiver/Receipts Form" is in regards to the copy of Appraisal 3 days prior to closing NOT application date. Upon receipt of the initial LE (includes Appraisal Disclosure verbiage) within 3 days of closing, this finding will be cleared. Condition remains.

300433434	21aae6c3-16eb-4d99-b03b-08cc95fdd151	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Flood Notice is not signed by all applicants.	The file is missing evidence of the Flood Insurance policy. Flood insurance is escrowed.	05/18/2017: Flood notice and policy
05/18/2017: Audit reviewed the executed Notice of Flood Insurance Policy, as well as the Flood Insurance Declaration page, and has determined that the documentation submitted is deemed acceptable. Condition cleared.

300433434	b9d47477-5c9f-436d-8036-94225031f90a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Toolkit	05/18/2017: E consent home loan toolkit
05/18/2017: Audit reviewed evidence via Acknowledgment of Receipt of Loan Estimate and Collection of Fees that states the borrower received booklet entitled "Your Home Loan Toolkit". Document was e-signed on XX/XX/XXXX which was within 3 business days of application date. Condition cleared. 05/18/2017: Audit review of Special Information Booklet/Home Loan Toolkit was not provided within 3 business days of application date. Loan will be rated a B.

300433434	671690c9-8c1d-46f3-ae7d-421a76cc6ae4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX.	05/19/2017: ICD05/18/2017: LE acknowledgment
05/19/2017: Audit reviewed the initial LE dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Print screen evidence was included to verify signature acknowledgements. Condition cleared.  05/18/2017: Audit reviewed the LE acknowledgment, and has determined that a copy of the initial LE is required. The LE within the loan file is dated XX/XX/XXXX. Provide a complete copy of the initial LE dated within 3 days of the Loan Application. Condition remains.

300433434	193e1159-7d39-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	05/19/2017: CDA	05/19/2017: A CDA report reflecting a value $1,300,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300433433	42c857e4-84da-4438-8dad-56269d03cbc2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided in file.	05/17/2017: see attached	05/17/2017: Audit review of HUD Homeownership Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300433433	7688aa65-fb1f-4a12-960a-3a53a4b10fa4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a $XX Credit Report Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX.XX Credit Report Fee resulting in a $XX.XX refund due for cure.  1026.19(f)(2)(v) - Tolerance Error:  Tolerance cure within 60 days of consummation.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/12/2016: Cure provided per $XX.XX lender credit on final CD. Issue cleared- "2" Event
300251952	2655f19f-1704-410e-b47f-1cb42b38876e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.	02/07/2017: Please see the XXXX Affiliated Business Arrangement attached01/23/2017: The A.B.D. is included in the file upload - page 671.
02/07/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.01/23/2017: Audit reviewed the Lender Rebuttal, and has determined that the ABD within the loan file is for the Broker. Provide an Affiliated Business Disclosure for the Lender. Condition remains.

300251952	d2b68d3a-c9cd-4e9d-a3d9-2ed9f2a543ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit.	01/23/2017: Explanation of mailing the Special Information Booklet - Home Loan Toolkit is attached
01/23/2017: Audit reviewed the print screen, and has determined that evidence reflecting Special Information Booklet/Home Loan Toolkit was not on the print screen. Lender is unable to produce said document within 3 days of application date, and loan will be rated a B.

300251952	e23a0e1b-c9dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Title - endorsement , Title- Lender's Title insurance and Title-Title Search & Examination fees are reflected in section B of the final Closing Disclosure. The provider for the above fees was not on the WLSP and therefore should be listed in section C of the CD. Please provide a letter of explanation to the borrower, corrected C and evidence of mailing.

02/15/2017: see attached CD01/23/17: The closing agent for this loan is an attorney. As attorney’s do not provide title insurance, the ultimate provider of the service differs from what appears on the SPL. The attorney selects the provider of title insurance, not the borrower. The borrower, by opting to not shop for the closing agent, did in fact not shop for the title insurance.

02/15/2017: Audit review of revised CD reflects Sections B applicable Title fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'. 01/24/17: The provider for Title - endorsement , Title- Lender's Title insurance and Title-Title Search & Examination fees are not on the WLSP and  reflected in section B "Services borrower did not shop for'  of the final Closing Disclosure. The fees should be listed in section C, " Services Borrower DID shop for". Please provide a letter of explanation to the borrower,  and a corrected CD within 60 days of consummation. Condition maintained.

300251952	e31eb123-095a-4d17-9a7d-33e7972409bc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX.XX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $X,XXX,XXX vs. actual $X,XXX,XXX, an over disclosure of $X,XXX.
02/13/2017: Itemization
02/14/2017: Audit consulted with Compliance, and has determined that the calculation print screen submitted is deemed acceptable. The credit was applied to the prepaid finance charges. Finance Charges are within tolerance, no violation. Condition cleared.02/13/2017: Pending Compliance Review.

300251952	3c3272ad-85db-412b-ae87-3f4aa56ba3a6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX), an over-disclosure of $X.XX.		01/23/2017: Audit consulted with Compliance, and has determined that Total of Payments (TOP) over disclosure less than $XXX is non-material. Loan will be graded a B.
300251952	d87a6922-c0dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		1/18/2016; Lender provided CDA. Condition cleared. 1/19/2017: CDA provided reflecting reconciled value of $1,700,000 at 0% variance is deemed acceptable. Condition cleared.
300251952	43795df2-a179-4fd2-9ef3-d84030a949a9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX,XX. An under disclosure of $X,XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.
02/13/2017: Itemization
02/14/2017: Audit consulted with Compliance, and has determined that the calculation print screen submitted is deemed acceptable. The credit was applied to the prepaid finance charges. Finance Charges are within tolerance, no violation. Condition cleared.02/13/2017: Pending Compliance Review.

300251952	00b7aeaa-4e68-4773-8b68-948e9f13c608	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete.  The Name, Email and Phone Number of the Lender is missing.Please provide a letter of explanation to the borrower, corrected CD, and evidence of delivery.
01/26/2017: The corrected CD's are attached.
01/26/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300296245	cef46120-9034-49ce-b0bf-1e41e5ee0c85	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - settlement fee is reflected in section C of the final Closing Disclosure. The borrower did not shop for this service and should be listed in section B of the CD. Please provide a corrected CD, and LOE to the borrower within 60 days of consummation.
02/16/2017: please see the attached corrected CD's.
02/16/2017: Audit review of revised CD reflects Section C Title - Settlement fee moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.
No Mortgage Lates No 30 day lates on credit report. ; Years in Field 20 years in field. ; Years in Primary Residence Primary residence for 4 years.
300296245	f30e9dda-f8b3-439e-8a09-9bd3a74cea3e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The Name, Address, XXXX License Number, email of the Lender is missing.	02/16/2017: please see the attached corrected CD's.
02/16/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.
No Mortgage Lates No 30 day lates on credit report. ; Years in Field 20 years in field. ; Years in Primary Residence Primary residence for 4 years.
300296245	da91bc7e-1de7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA Report not in file.		01/30/17: CDA reflecting a value of $1,035,000.00, which is a -0.0% variance. Condition Cleared			No Mortgage Lates No 30 day lates on credit report. ; Years in Field 20 years in field. ; Years in Primary Residence Primary residence for 4 years.
300296245	80496f7f-c79f-4e36-8eb8-45ebd6025f36	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		01/30/17: Non Material, loan will be graded a B.			No Mortgage Lates No 30 day lates on credit report. ; Years in Field 20 years in field. ; Years in Primary Residence Primary residence for 4 years.
300296245	40b53f8a-bd24-4683-a5fa-24bc7f2149ed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XX.XX. Loan will be rated a 'B' for all agencies. Condition cleared.		Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XX.XX. Loan will be rated a 'B' for all agencies. Condition cleared.			No Mortgage Lates No 30 day lates on credit report. ; Years in Field 20 years in field. ; Years in Primary Residence Primary residence for 4 years.
300296245	0e7fd861-c439-438e-8e2e-201df33b4acd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure
The lender's and broker's affiliated business disclosure are missing from the file. If the broker is not affiliated with any other businesses, please provide an attestation stating such. Additional conditions may apply.
																02/07/2017: Received attestation no affiliates. Condition cleared.			No Mortgage Lates No 30 day lates on credit report. ; Years in Field 20 years in field. ; Years in Primary Residence Primary residence for 4 years.
300272217	eca9c32a-4720-4791-9a7e-24ac851513f6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions.
02/13/2017: Itemization
02/14/2017: Audit consulted with Compliance, and has determined that the calculation print screen submitted is deemed acceptable. The credit was applied to the prepaid finance charges. Finance Charges are within tolerance, no violation. Condition cleared.02/13/2017: Pending Compliance Review.

300272217	757dda06-77da-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		01/14/2017: This is non-material issue. The loan will be rated a B for all agencies.
300272217	55c9a697-cbd9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	All Change of Circumstance forms are in the file but do not provide an accurate description of the changes made on XX/XX/XXXX, XX/XX/XXXX,XX/XX/XXXX and XX/XX/XXXX.
02/03/2017: The changes reflected on the documents do not require a Change of Circumstance under 1026.19(e)(3)iv. XXXX system generates Changed Circumstances documents even when they are not needed. That is why a description is not provided on the Changes Circumstances listed.

02/17/2017:  Per Compliance, the cure was made on the CD for the “possible” tolerance violation.  Nothing else would need to be required for this. Condition cleared. 02/03/2017: Pending Compliance review.

300272217	d247ecc7-b525-441d-be16-640ea1c4fa4d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure for the Lender.	02/07/2017: Please see the attached XXXX Affiliated Business Arrangement	02/07/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.
300272217	f7ef64da-ccd9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/14/2017: A CDA in the loan file dated 12/08/2016 with a value of $960,000 and 0% variance with appraised value. Condition cleared.
300272217	4d48e483-984c-4169-b7b6-ebaf5337a7dc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact Name and Email or Phone Number of the Lender is missing.	01/26/2017: The corrected CD's for both borrowers are attached.
01/26/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300272217	a78b60a7-8b19-4756-aa54-a330745c8513	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for the Purchase Transactions.  The final Closing Disclosure reflects am Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $X,XXX.XX.

02/14/2017: Audit consulted with Compliance, and has determined that the calculation print screen submitted is deemed acceptable. The credit was applied to the prepaid finance charges. Finance Charges are within tolerance, no violation. Condition cleared.01/17/2017:  This is a non-material issue.  The loan will be rated a B for all agencies.

300346106	f1fd8cc0-2b7d-4d3f-b73d-ec5beb819682	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Home Loan Toolkit was not provided within 3 days of the application date.	05/11/2017: Rebuttal of our automated process of Initial Application disclosure mailing is attached.
05/11/2017: Audit reviewed the Lender Rebuttal, as well as the print screen provided, and concurs with the initial Application date of XX/XX/XXXX. The Underwriting Findings Report within the loan file reflects Submission date. Documentation was submitted within three days of application date. Condition rescinded.

300346106	01f32b90-c1cc-410a-b8c9-90812d2a3b74	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.
05/19/2017: 2 updated CD's are attached.
05/19/2017: Audit reviewed revised CD with corrected Estimated Taxes, Insurance & Assessments, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300346106	de658e49-d734-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate Lock Agreement was not provided in the loan file.	05/11/2017: Rate lock from XXXXXXXX was provided in upload file: Page 1738	05/11/2017: Audit concurs with the Lender Rebuttal, and has determined that Rate Lock evidence was provided within the loan file. Condition rescinded.
300346106	1c471862-d734-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Intent to Proceed provided in the loan file reflects verbal affirmation from the borrower was received on XX/XX/XXXX.
05/22/2017: please see the intent to proceed signed by the borrowers on XX/XX/XX. This is in agreement with the attestation on page 1443.05/19/2017: Affirmation of Intent to Proceed signed by borrower in upload file, page 1444

05/22/2017: Audit reviewed the Lender Rebuttal, and has determined that the correct Intent to Proceed was provided with the loan file dated XX/XX/XXXX. Condition rescinded. 05/19/2017: Audit reviewed with the Lender Rebuttal, and has determined that the executed "Affirmation of Intent to Proceed" provided within the loan file has the incorrect YEAR, future date XX/XX/XXXX. Condition remains.

300346106	ec354146-fedf-4437-90e8-0c391d1a3985	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Lender’s Title Insurance and Title – Settlement Attorney Fees are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP for the aforementioned title services fees.  These title fees should be listed in section C of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/19/2017: 2 updated CD's are attached.
05/19/2017: Audit review of revised CD reflects Section B Title fees moved to Section C, and documentation submitted is deemed acceptable.  Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300306372	72e55db4-0cf2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		02/13/2017: This is a non-material issue. The loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 68 months reserves

300306372	a8145dc4-01f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided in the loan file.	02/15/2017: CDA	02/15/2017: A CDA report dated 01/17/217 reflected a value of $1,200,000 with a 0% variance of the appraised value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 68 months reserves

300306372	677ecad9-ff0b-4046-8199-d0be3670f1c7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The email or phone number of the Lender is missing. Please provide LOE and confirmation of delivery.		02/13/2017: A Post Close CD reflects the lender email and phone number along with LOE. Condition clears.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 68 months reserves

300306372	29bac7ae-f00d-44c1-af72-473abe55e900	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing Rate Lock Agreement from the loan file.
02/16/2017: Audit reviewed evidence for Rate Lock, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 02/16/2017:  Evidence of rate lock provided does not reflect an interest rate, loan amount or program type.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 68 months reserves

300306372	9a0cf402-14f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	General Credit Exception
The Third Party Fraud Tool in file reflects a discrepancy for occupancy and employment; however this was not addressed by the lender.  Please provide a LOE for these discrepancies.  Additional conditions may apply.

2/15/2017:  These aren’t discrepancies. The borrower’s income is supported by the W2’s located with the loan images that were uploaded. The 1003 shows the borrower rented prior to the purchase of the subject property. The previous residence is not being retained.
02/16/2017: Audit reviewed Lender's rebuttal and agrees. Borrowers income is verified by pay stub, W-2's and tax returns. Departing residence is a rental. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 68 months reserves

300306372	8a7e709f-65e3-47d0-955c-69c2b9967223	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month.  The lender used estimated costs for the funding CD figures and a difference of $XXX.XX which did not match the Post Close CD figures on page 2 of the Closing Disclosure.
02/13/2017: CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $X,XXX.XX. Loan will be rated a 'B' for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 68 months reserves

300306372	605c4204-0ff2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation
The Borrower's XXXX XXXX tax returns reflect the borrower is in receipt of Schedule C income however; the XXXX XXXX does not reflect this income.  Please provide a LOE from the borrower or CPA stating borrower is not longer receiving Schedule C income.  Additional conditions may apply.
02/16/2017: Audit reviewed income documentation. LOE's not required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.68%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 68 months reserves

300320060	66aa4948-25fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section K of the final CD is missing the payees for the mortgage and 3 revolving accounts that were paid with proceeds.	03/08/2017: see attached corrected Closing Disclosures
03/08/2017: Audit review of revised CD includes payees to all fees in Sections K, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifies with CLTV of 59.04%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.96 months reserves; Years in Field Borrower has 18 years in Field

300320060	a719fc4d-36fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
The initial LE in the loan file reflects the subject is a Rescindable Transaction however; the Closing Disclosures in the loan file reflect the subject transaction as a non-Rescindable Transaction.  Required use.The Disclosure of the table in § 1026.38(e) may only be provided by a creditor in a transaction without a seller. The use of this alternative calculating cash to close table for transactions without a seller is required for transactions in which the Loan Estimate provided to the consumer disclosed the optional alternative table pursuant to § 1026.37(h)(2), and must be used in conjunction with the alternative disclosure under § 1026.38(d)(2).

03/02/2017: Audit re-analyzed the LE and CD, and has determined that while the use of the incorrect form (Refinance transaction with seller column on CD) is not an exception, it is prudent practice for the lender to utilize the correct form. Condition rescinded.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifies with CLTV of 59.04%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.96 months reserves; Years in Field Borrower has 18 years in Field

300320060	87fdd8e9-26fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	XX.XX% > XX% maximum allowed due to lender giving a credit for mileage on form 2106.	03/07/2017: See Attached is FNMA guidelines for using Automobile Depreciation expenses. These guidelines also match industry standards
03/08/2017: Audit consulted with Compliance, and has determined that Automobile Depreciation if a borrower claims a “standard mileage” deduction, the business miles driven should be multiplied by the depreciation factor for the appropriate year, and the calculated amount added to the borrower’s cash flow. If a borrower claims an “actual depreciation expense” deduction, the amount the borrower claimed should be added to the borrower’s cash flow. Mileage added to income and DTI meets guidelines at XX.XX%. Condition cleared. 03/07/2017: Pending review from Compliance with regards to mileage.03/07/2017: e-mailed Shanna

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifies with CLTV of 59.04%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.96 months reserves; Years in Field Borrower has 18 years in Field

300320060	ded6788d-cafa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan originator name and/or NMLS reference number missing on the note.	The Note is missing the loan originator XXXX reference number.	03/02/2017: The loan originator name/organization and XXXX Reference number is listed in file on the Note pages 1066-1088	03/02/2017: Audit re-analyzed the Note within the loan file, and has determined that the first page of the Note reflects the XXXX numbers. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifies with CLTV of 59.04%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.96 months reserves; Years in Field Borrower has 18 years in Field

300320060	caafd834-26fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation	Borrower paid off 3 revolving accounts with proceeds. Evidence the accounts are closed not provided. Borrower does not qualify with these payments. Additional conditions may apply.	03/07/2017: See Attached are the Jumbo Guidelines showing accounts do not have to be closed to be paid off at closing to qualify. These guidelines also match agency and industry standards.
03/07/2017: Audit concurs with the Lender Rebuttal, and has determined that per guidelines, if a revolving account balance is to be paid off at or prior to closing, a monthly payment on the current outstanding balance does not need to be included in the borrower's long-term debt. i.e., not included in the debt-to-income (DTI) ratio. Such accounts do not need to be closed as a condition of excluding the payment from the DTI ratio. Condition rescinded.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifies with CLTV of 59.04%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.96 months reserves; Years in Field Borrower has 18 years in Field

300320060	882a5b66-2b31-4e3a-9a0e-12ae8bf944e5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically.  Provide E Consent disclosure for the borrower.  The loan file contains an E-Consent dated XX/XX/XXXX however; loan documents were E Consented prior to this date.
															03/02/2017: see attached E-Consent Disclosure	03/02/2017: Audit re-analyzed loan documentation, and has located the Borrower's "Intent to Proceed" on XX/XX/XXXX. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifies with CLTV of 59.04%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.96 months reserves; Years in Field Borrower has 18 years in Field

300320060	80cd1c0c-0254-4834-b826-490c62552cb5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The post-closing CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		02/23/2016: This is non-material issue. The loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifies with CLTV of 59.04%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.96 months reserves; Years in Field Borrower has 18 years in Field

300320060	49e3775f-b84a-4d48-8d39-464097a4e34d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The post-closing CD indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. Lender used an incorrect amount of $XXX.XX for insurance.  Audit used $XXX.XX for taxes and $XXX.XX for insurance.
02/27/2017: CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $X.XX. Loan will be rated a 'B' for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifies with CLTV of 59.04%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.96 months reserves; Years in Field Borrower has 18 years in Field

300320060	57714edc-3078-40f7-84a6-68682e0c1351	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final CD Contact Information section is incomplete. The Telephone Number OR E-mail Address for the Lender is missing.		02/27/2017: A Post Close CD reflects the lender's email and phone number. The loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifies with CLTV of 59.04%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.96 months reserves; Years in Field Borrower has 18 years in Field

300320060	c63858fe-35fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.		02/23/2017: This is non-material. The loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifies with CLTV of 59.04%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.96 months reserves; Years in Field Borrower has 18 years in Field

300320060	dfd6788d-cafa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan originator organization name and/or NMLS reference number missing on the note.	The Note is missing the loan originator organization XXXX reference number.	03/02/2017: The loan originator name/organization and XXXX Reference number is listed in file on the Note pages 1066-1088	03/02/2017: Audit re-analyzed the Note within the loan file, and has determined that the first page of the Note reflects the XXXX numbers. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifies with CLTV of 59.04%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.96 months reserves; Years in Field Borrower has 18 years in Field

300320060	47859b0d-26fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA not provided in file.	03/01/2017: CDA	03/01/2017: A CDA report reflecting a value $1,570,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifies with CLTV of 59.04%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.96 months reserves; Years in Field Borrower has 18 years in Field

300320060	13a410d7-26fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	1008 not provided in file.	03/02/2017: Please see the attached Automated Underwriting Findings and Analysis (AU Findings). Please use this in place of the 1008/ UW summary since we do not use the 1008.	03/02/2017: Audit reviewed the Underwriting Analysis Report and Findings Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifies with CLTV of 59.04%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.96 months reserves; Years in Field Borrower has 18 years in Field

300320222	ec16f2f5-ae12-4516-b753-cfb6bc149cdb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	LE Lender credits and CD Lender credits are both $X,XXX.XX		LE Lender credits and CD Lender credits are both $X,XXX.XX. Condition rescinded.
300320222	d80c126c-8b81-437e-b24b-836f703ce88e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender did not include earthquake insurance of $XXX.XX.
04/21/2017: The corrected CD is attached.
04/21/2017: Audit review of revised CD with corrected Estimated Taxes, Insurance & Assessments section, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300320222	8c2f6c25-4319-494f-aa9c-74f39f8d2cc1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)	Costs paid by Borrower in the amount of $XX,XXX.XX (page 1) is the same amount on page 2. (cleared- non-issue)		Costs paid by Borrower in the amount of $XX,XXX.XX (page 1) is the same amount on page 2. (cleared- non-issue)
300320222	96eef266-6720-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Estimate document error	Loan Estimate document error: The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.	04/21/2017: the LE can not be fixed for this contact information but the missing contact information is on the Final CD
04/21/2017: Audit review of missing LE Contact and/or General Information, other than Lender or Broker XXXX or Settlement Agents license number (if required by State), was corrected on the final CD, The client has adopted SFIG guidance. Condition rescinded.4/13/2017: This finding is not material. Loan will be graded a B for all agencies.

300322374	2f5f0382-71de-4956-9170-e131eb55aa43	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.  Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.
04/26/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.56%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 161.80 months reserves

300322374	efc4e10f-a42a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The XXXX or State License of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/12/2017: The updated CD's are attached.
05/12/2017: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.56%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 161.80 months reserves

300322374	97fcd712-e474-4d05-a5ee-45fc7ca4723e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application
The HUD Homeownership Counseling Disclosure is required to be provided to the borrower within 3 standard business days of application.  The HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX.
05/03/2017: The Rebuttal for Initial Disclosures is attached.
05/03/2017: Audit reviewed evidence of initial Application date, and has determined that the HUD Homeownership Counseling Disclosure was provided within 3 days of Application date. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.56%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 161.80 months reserves

300322374	40a34b5e-ade8-4463-b715-acb71855ec34	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Notary Fees and Title – Wire Transfer Fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for these title services.  These title service provider fees should be listed in section B of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
															05/08/2017: A Rebuttal is attached.	05/08/2017: Audit reviewed the Lender Rebuttal, the client has adopted SFIG guidance. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.56%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 161.80 months reserves

300322374	205e3b03-a92a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	04/28/2017: CDA	04/28/2017: A CDA report reflecting a value $940,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.56%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 161.80 months reserves

300322374	bf053ded-ad6b-4c04-908a-7209afad43d8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.
The Special Information Booklet is required to be provided to the borrower within 3 standard business days of application.  The Special Information Booklet is dated XX/XX/XXXX and the application date is XX/XX/XXXX.
05/03/2017: The Rebuttal for Initial Disclosures is attached.
05/03/2017: Audit reviewed evidence of initial Application date, and has determined that the Special Information Booklet/Home Loan Toolkit was provided within 3 days of Application date. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.56%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 161.80 months reserves

300322374	47dc00c0-662b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing Evidence of HOA Fees for REO property listed #1 on final loan application.	05/11/2017: Please review the Statement of Account on the image upload, page 394. manage Associations and this is the HOA statement for REO	05/11/2017: Audit reviewed the Lender Rebuttal, and has determine that the HOA documentation for REO was provided within the loan file. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.56%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 161.80 months reserves

300332848	45f32bcb-f80f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Endorsement Fee, Title – Lender’s Title Insurance, Title – Notary Fees and Title – Recording Service Fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for these title services. These title service provider fees should be listed in section B of the CD. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

03/28/2017: The fees are actually seller fees. They are not borrower fees paid by the seller, but seller fees paid by the seller.03/23/2017: The fees that are listed in Section C of the Closing Disclosure are Seller paid fees. The Borrower paid fees are listed in Section B of the Closing Disclosure. No corrections needed.

03/28/2017: Audit consulted with Compliance, and has determined that the borrower title fees paid by the seller in Section C are deemed acceptable. Condition cleared. 03/28/2017: E-mailed Compliance to please advise if acceptable or can be downgraded to a B.03/23/2017:  Audit reviewed original loan file.  Title - Notary Fees, Title - Settlement or Closing Fee and Title - Courier/Overnight/Messenger Fee were paid to a company on the WLSP.  The fees belong in Section B.  It is immaterial if they were paid by the buyer or the seller.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.70 months reserves

300332848	fb70f252-7ae5-4974-9fa6-2a494cf63d7f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure dated reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.

03/21/2017: The total borrower credit for interest rate chosen on this loan is $X,XXX.XX. Lender only applied $X,XXX.XX as we cap the dollar amount that can be applied to the Finance Charge so that is does not exceed the total of all APR fees. On this loan the total APR fees equal $X,XXX.XX. Please re-review itemization on page 70 of the file that was uploaded.

03/21/2017: Audit reviewed the Lender Rebuttal, and has determined that the calculation print screen was provided within the loan file. The credit was applied to the prepaid finance charges. Finance Charges are within tolerance, no violation. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.70 months reserves

300332848	1f9a3d60-600a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	03/17/2017: CDA	03/17/2017: A CDA report reflecting a value $1,560,,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.70 months reserves

300332848	b5de3cd6-2bbe-4df7-a789-116c0027bf8f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		03/16/2017: This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.70 months reserves

300332848	259f745d-630a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The Loan Estimate is missing the lender's email and phone number under the section, Additional Information About This Loan.		03/16/2017: This finding is not material. Loan will be graded a B for all Agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.70 months reserves

300332848	fd68dec8-5c0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing income documentation	Missing most recent year-to-date paystubs for both Borrowers documenting at least (30) days of income as required by guidelines.	03/28/2017: see attached Paystubs
04/18/2017: Audit acknowledges the client approved guideline exception pay stub not containing 30 days of income as required by lender guidelines. Loan will be rated a B.04/10/2017: Requested status updated from Client.03/28/2017: Pending Client review.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.70 months reserves

300332848	ae413b93-c771-4488-ab21-c5bfd6d6f77c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Final Closing Disclosure reflects an Amount Financed of $X,XXX,XXX.XX vs. actual $X,XXX,XXX.XX, an over disclosure of $XXX.XX.
3/16/2017: This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.70 months reserves

300342893	603f9a5e-8920-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing 2016 YTD Balance Sheet for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
04/19/2017: The balance sheet was in the upload file page 108 and the P&L is on page 439
04/19/2017: Audit reviewed the Lender Rebuttal, as well as documents cited by the lender that were within the loan file, and has determined that the 2016 Balance Sheet and Profit & Loss documents were provided and are deemed acceptable. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.80 months reserves

300342893	a084d857-8ffa-4140-8c5f-7631a0a14b3e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XX.XX is required.
04/13/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.80 months reserves

300342893	dca05edc-a71f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate Lock Agreement not provided in the file.	04/19/2017: The Rate Lock was in the upload file on page 1108	04/19/2017: Audit reviewed the Confirmation Report with lock date evidence, and has determined that the documentation located within the loan file is deemed acceptable. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.80 months reserves

300342893	6332d342-4a9b-4bd5-a115-52838b4f3132	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented
Rescindable transactions require that the Initial Closing Disclosure must be given separately to each consumer who has the right to rescind under TILA (see § 1026.23).  The initial CD was acknowledged by the primary borrower only.  There is no evidence in the file that the Initial CD was acknowledged by the two co-borrowers.
04/19/2017: The E Consent Disclosure is attached. There are electronic signatures by all 3 borrowers.
04/19/2017: Audit reviewed the Lender Rebuttal, as well as re-analyzed CD's within the loan file, and has determined that all borrower's e-signed the initial CD. The e-consent was provided as a trailing document and is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.80 months reserves

300342893	e56ed703-a81f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		04/19/2017: The client has adopted SFIG guidance. Condition rescinded.04/13/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.80 months reserves

300342893	7d125872-5852-41ec-99cc-38aebd8413b9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclosure for the borrowers.	04/19/2017: the E Consent Disclosure is attached.	04/19/2017: Audit reviewed "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.80 months reserves

300342893	9f06a3d2-941f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Flood Certificate	Flood Certificate not provided in the file.	04/19/2017: The Flood Cert is attached	04/19/2017: Audit reviewed the Flood Certification, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.80 months reserves

300334564	0147c4a0-730e-46c8-a434-64cb4b8f12b9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX.  An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.  The lender did not included the Title -  mobile signing fee.
04/07/2017: See attached rebuttal.04/03/2017: The mobile signing fee is the equivalent of a notary fee and is not to be considered a finance charge
04/07/2017: Audit reviewed the Lender Rebuttal, as well as the documentation submitted, and has determined that evidence was provided to verify that the "Mobile Signing Fee" is not to be included in APR fees. Fees adjusted, and no tolerance violations. Condition cleared.04/03/2017: Audit reviewed the Lender Rebuttal, and has determined that a Notary Fee is charged by the Settlement Agent/Closing Agent. However, a Mobile Signing Fee is a third party charge that is required to be included in the APR. Provide revised CD, copy of refund check, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797; Years in Field Borrower has 12 years in Field

300334564	0ccec9a6-2513-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The Loan Estimate is missing the lender's email and phone number under the section, Additional Information About This Loan.		03/27/2017: The finding is non material. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797; Years in Field Borrower has 12 years in Field

300334564	51286afd-3e13-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Home Warranty Program fee in section H of the final Closing Disclosure is paid to "TBD" and is missing the name of the service provider.  Please provide a LOE and confirmation of delivery to the borrower.
04/03/2017: see attached revised CD with correct payees
04/03/2017: Audit reviewed revised CD reflects payee's in all sections, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797; Years in Field Borrower has 12 years in Field

300334564	bd221592-b165-4f19-bf4d-df6c42204d4e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month.  The lender did not include the HOA fee of $XXX.XX and used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX.
03/27/2017: CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XXX.XX. Loan will be rated a 'B' for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797; Years in Field Borrower has 12 years in Field

300334564	4f78f4ce-deeb-4b9e-8afb-bf6260da1b98	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XX.XX variance/threshold for Purchase Transactions. The final Closing Disclosure  reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. The Lender did not include the Title - Mobile Signing fee of $XXX.XX.
04/07/2017: See attached rebuttal.04/03/2017: The mobile signing fee is the equivalent of a notary fee and is not to be considered a finance charge
04/07/2017: Audit reviewed the Lender Rebuttal, as well as the documentation submitted, and has determined that evidence was provided to verify that the "Mobile Signing Fee" is not to be included in APR fees. Fees adjusted, and no tolerance violations. Condition cleared.04/03/2017: Audit reviewed the Lender Rebuttal, and has determined that a Notary Fee is charged by the Settlement Agent/Closing Agent. However, a Mobile Signing Fee is a third party charge that is required to be included in the APR. Provide revised CD, copy of refund check, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797; Years in Field Borrower has 12 years in Field

300334564	b11134cf-2c13-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	DTI Exceeds Guidelines	Client Overlay Exception, Client to Review: The DTI of XX.XX% exceeds the Guideline maximum of XX.XX%. The lender used the incorrect amount for the borrower's monthly hazard payment.		Client Overlay Exception, Client to Review: The DTI of XX.XX% exceeds the Guideline maximum of XX.XX%. The lender used the incorrect amount for the borrower's monthly hazard payment.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797; Years in Field Borrower has 12 years in Field

300334564	21e7e70a-1387-4364-adf7-dfc518823380	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated 03/06/2017 reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		03/27/217: This is a non-material issue. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797; Years in Field Borrower has 12 years in Field

300334564	0bb329f6-7681-4366-9798-3521ffe6e432	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Mobile Signing Fee in section B of the final Closing Disclosure is paid to the Notary Public and not the actual service provider.  Please provide a LOE and confirmation of delivery to the borrower.
04/03/2017: see attached the revised CD with correct payees
04/03/2017: Audit reviewed revised CD reflects payee's in all sections, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.19%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 797; Years in Field Borrower has 12 years in Field

300338057	2ae4ad66-e593-4704-a6d9-b9456e1f08cb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE (based on a $XXX,XXX loan amount) dated XX/XX/XXXX, reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the Final CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XXX.XX decrease in the credit.
05/03/2017: The Change of Circumstance is attached.
05/03/2017: Audit reviewed the Change of Circumstance dated XX/XX/XXXX, and has determined that the documentation reflects a loan amount change (increase) which accounts for the decrease in lender credit. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.51%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported

300338057	2adeb267-8225-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	05/03/2017: CDA	05/03/2017: A CDA report reflecting a value $854,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.51%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported

300338057	26f6d7a8-8225-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The total coverage amount of $XXX,XXX (which includes 125% replacement coverage) is less than the loan amount of $XXX,XXX, but greater than the Appraisal Total Estimate of Cost-New of $XXX,XXX. File is missing the Cost Estimator from the property Insurer; therefore, total coverage is short by $XX,XXX and insufficient. The Cost Estimator from the property Insurer, a Letter of Explanation and confirmation of delivery to the borrower is required.

04/27/2017: the updated Hazard insurance policy is attached.4/24/2017: Total coverage amount is greater than the loan amount. The calculated $XXX,XXX amount does not take into account the other structures coverage of $XXX,XXX which is in addition to the 125% coverage on the dwelling.

04/27/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.4/24/2017: The other structures coverage is not considered in the dwelling coverage a cost estimator from the property insurer is required to determine if the dwelling coverage is sufficient. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.51%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported

300338057	d99d579a-1225-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and/or phone number under the section: Additional Information About This Loan.		4/19/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.51%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported

300424049	6aee0f96-f633-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Document Error
Transmittal summary provided by the Lender indicates Taxes, Insurance and Assessments as $X,XXX vs. $X,XXX.XX reflected on final CD. Additionally, actual Taxes, Insurance and Assessments totals $X,XXX.XX.

05/10/2017: Lender does not use the Transmittal Summary to qualify a borrower or for any information. Please refer to the Automated Underwriting Findings/Analysis Report on pages 222 – 226 of the loan images PDF for information.
05/10/2017: Audit reviewed the Lender Rebuttal, and concurs with explanation. The Automated Underwriting Findings/Analysis Report within the loan file is acceptable. Condition rescinded.
 DTI is lower than guideline maximum 39.7% DTI < 45% permitted; FICO is higher than guideline minimum 751 FICO score > 680 required; Reserves are higher than guideline minimum 21.6 months PITI > 6 months required

300424049	20c101e3-f633-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Document Error	Transmittal Summary Risk Assessment and Seller, Contact and Contact Information was not completed by the Lender.
05/10/2017: Lender does not use the Transmittal Summary to qualify a borrower or for any information. Please refer to the Automated Underwriting Findings/Analysis Report on pages 222 – 226 of the loan images PDF for information.
05/10/2017: Audit reviewed the Lender Rebuttal, and concurs with explanation. The Automated Underwriting Findings/Analysis Report within the loan file is acceptable. Condition rescinded.
 DTI is lower than guideline maximum 39.7% DTI < 45% permitted; FICO is higher than guideline minimum 751 FICO score > 680 required; Reserves are higher than guideline minimum 21.6 months PITI > 6 months required

300424049	9eb2ecb2-f633-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	File does not contain signed personal tax returns for 2014 and 2015; tax form 2014 was not signed and 2015 tax form was signed by preparer but not by the Borrowers.	05/10/2017: see attached Borrower Signed Tax Returns for 2014 & 2015
05/10/2017: Audit reviewed executed pages of the 2014/2015 1040 Tax Returns, and has determined that the documentation was dated PRIOR to consummation. Documentation is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum 39.7% DTI < 45% permitted; FICO is higher than guideline minimum 751 FICO score > 680 required; Reserves are higher than guideline minimum 21.6 months PITI > 6 months required

300424049	f25532cf-f733-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	File is missing verification of date that the rate was locked; unable to perform HPML testing.	05/10/2017: We have a Float Rate Lock LE in file marked yes and changed of circumstance per the rate lock on pg 1187
05/10/2017: Audit reviewed the Lender Rebuttal, and has determined the COC within the loan file does indicate it was issued for a 30 day rate lock. Therefore, the date of COC is the Rate Lock date. Condition rescinded.

 DTI is lower than guideline maximum 39.7% DTI < 45% permitted; FICO is higher than guideline minimum 751 FICO score > 680 required; Reserves are higher than guideline minimum 21.6 months PITI > 6 months required

300424049	05d8e9b5-7b0b-488a-a696-f5c20dcd5cd2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. Unable to determine the cause of the discrepancy due to transmittal summary provided by the Lender indicates Taxes, Insurance and Assessments as $X,XXX and cannot be used to determine discrepancy. No Cure.

05/10/2017: Lender does not use the Transmittal Summary to qualify a borrower or for any information. Please refer to the Automated Underwriting Findings/Analysis Report on pages 222 – 226 of the loan images PDF for information.

05/10/2017: Audit reviewed the CD, and has determined that Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately is a non-material grade B. Loan is not in escrow. The client has adopted SFIG guidance. Loan will be rated a B.

 DTI is lower than guideline maximum 39.7% DTI < 45% permitted; FICO is higher than guideline minimum 751 FICO score > 680 required; Reserves are higher than guideline minimum 21.6 months PITI > 6 months required

300424049	9e240f3e-af34-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report		05/09/2017: A CDA report reflecting a value $1,600,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum 39.7% DTI < 45% permitted; FICO is higher than guideline minimum 751 FICO score > 680 required; Reserves are higher than guideline minimum 21.6 months PITI > 6 months required

300424049	6e961da7-f633-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Final 1003 is incomplete	Transmittal Summary indicates Lender qualified the Borrower using an additional $X,XXX.XX not disclosed on final 1003.
05/10/2017: Lender does not use the Transmittal Summary to qualify a borrower or for any information. Please refer to the Automated Underwriting Findings/Analysis Report on pages 222 – 226 of the loan images PDF for information.

05/10/2017: Audit reviewed the Lender Rebuttal, and concurs with explanation. The Automated Underwriting Findings/Analysis Report within the loan file is acceptable. Additional income not used to qualify. Condition rescinded.

 DTI is lower than guideline maximum 39.7% DTI < 45% permitted; FICO is higher than guideline minimum 751 FICO score > 680 required; Reserves are higher than guideline minimum 21.6 months PITI > 6 months required

300373619	b16894f2-c91e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing W-2	W2's not provided.
04/14/2017: The borrower is Schedule E / K-1 self-employed. K-1’s were provided for tax years 2014 and 2015, as well as the complete federal tax returns for both years. There are no W2 wages listed on the 2015 tax return. Please remove the condition for the W2 and pay stub.

04/14/2017: Audit reviewed the Lender Rebuttal, as well as income documents within the loan file, and has determined that two years of executed 2014/2015 1040 Tax Returns were provided. Per guides, year over year earnings must be compared using the borrower’s W-2’s -OR- complete and signed federal income tax returns. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.10 months reserves

300373619	435677e2-ca1e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate Lock Agreement not provided.
04/27/2017: see attached Change of Circumstance documentation per the Rate Lock04/14/2017: Please see the float Loan Estimate and the locked Loan Estimate on pages xxx to xxx of the images uploaded. The Changed Circumstance is on page 1022.

04/27/2017: Audit reviewed evidence of Rate Lock on XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.  04/14/2017: Audit reviewed the Lender Rebuttal, and has determined that the LE is not an accurate representation of "when" the Rate was locked. Provide evidence of date that the Rate was locked via print screen or loan detail. A COC can only be utilized when it actually states the rate lock date. The COC within the loan file does not indicate a rate lock date, once a rate is locked you have 3 days to issue a COC. Therefore, the date of the COC may not be the actual lock date.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.10 months reserves

300373619	73ac411d-ceef-456d-83dd-d469c7ed3a5a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
4/26/2017: A post close CD dated within 30 days of consummation was provided to reflect the payee for the transfer tax in section E. A letter of explanation was also provided. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.10 months reserves

300373619	9f3a9945-ca1e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Incomplete Income Documentation	Paystub covering most recent 30 days of income not provided.
04/14/2017: The borrower is Schedule E / K-1 self-employed. K-1’s were provided for tax years 2014 and 2015, as well as the complete federal tax returns for both years. There are no W2 wages listed on the 2015 tax return. Please remove the condition for the W2 and pay stub.

04/14/2017: Audit reviewed the Lender Rebuttal, as well as income documents, and has determined that wage income was not utilized. Therefore, paystubs are not required since income was pulled from K1 documentation only. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.10 months reserves

300373619	faa58dde-c91e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	04/18/2017: CDA	04/18/2017: A CDA report reflecting a value $2,240,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.10 months reserves

300342702	96980af2-5239-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing Appraisal Review Report.		05/15/2017: A CDA report reflecting a value $1,200,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300346222	9ee35f59-43b1-434a-891a-4ccad3387aa7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX.		04/27/2017: This is a client waived non-material breach. The loan will be graded a B for all agencies.
300346222	f878e186-0f4f-44ab-abdd-26d67c3de437	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Refinance Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															05/08/2017: please provide calculations	05/08/2017: Audit reviewed the Lender Rebuttal, and has determined that an over disclosure of Amount Financed is non-material. The client has adopted SFIG guidance. Loan will be rated a B.
300346222	ce844a00-cb2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided	04/28/2017: CDA	04/28/2017: A CDA report reflecting a value $760,000.00, which is a -3.9% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300346212	48d5d251-2ee3-4dc8-a0fe-c36353d77475	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
CD Estimated Taxes, Insurance & Assessments are understated. Actual T,I&A total $X,XXX.XX. Final CD reflects $XXX.XX, an under disclosure in the amount of $X,XXX.XX. A Letter of Explanation and confirmation of delivery to the borrower is required. Final CD based property taxes on an unimproved lot in the amount of $XXX.XX.  Lender correctly based the Property tax amount on an improved lot in the amount of $X,XXX.
04/25/17 - Audit reviewed file and determined CD is accurate per documents in file. Condition rescinded.
300346212	344ec3e0-051f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.	04/14/2017: The Loan Estimate can’t be corrected but the info is on the final CD, page XXX.
04/14/2017: Audit review of missing LE Contact and/or General Information, other than Lender or Broker XXXX or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. 4/11/2017: This finding is not material. Loan will be graded a B for all agencies

300346212	12e77c38-9edb-4e59-9642-2038270dbded	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
CD Estimated Taxes, Insurance & Assessments are understated. Actual T,I&A total $X,XXX.XX. Final CD reflects $XXX.XX, an under disclosure in the amount of $X,XXX.XX. A Letter of Explanation and confirmation of delivery to the borrower is required. Final CD based property taxes on an unimproved lot in the amount of $XXX.XX.  Lender correctly based the Property tax amount on an improved lot in the amount of $X,XXX.
04/25/17 - Audit reviewed file and determined CD is accurate per documents in file. Condition rescinded.
300346212	f7251d47-0083-4d32-9665-02e703f5b979	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
CD Estimated Taxes, Insurance & Assessments are understated. Actual T,I&A total $X,XXX.XX. Final CD reflects $XXX.XX, an under disclosure in the amount of $X,XXX.XX. A Letter of Explanation and confirmation of delivery to the borrower is required. Final CD based property taxes on an unimproved lot in the amount of $XXX.XX.  Lender correctly based the Property tax amount on an improved lot in the amount of $X,XXX. CD P&I payments and Hazard Insurance match Actual payments.
04/25/17 - Audit reviewed file and determined CD is accurate per documents in file. Condition rescinded.
300346264	0145f549-741b-459f-ae30-8110db979f44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The Final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XX.XX. Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies
5/1/2017: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies
300342936	139e19ce-c41b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate Lock Agreement not provided in the file.	04/27/2017: The Rate Lock on the LE Changed Circumstance is attached.	04/27/2017: Audit reviewed evidence of Rate Lock on XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.10 months reserves.

300342936	1be141df-c81c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property
Missing verification of taxes and insurance amount for the 1st property listed on the Schedule of Real Estate Owned.  The mortgage statement in the loan file does not reflect if escrows are for taxes and insurance.  Additional conditions may apply.
															04/13/2017: The Mortgage statement (on initial upload) and the Property tax statement are attached. Escrows per statement - Taxes per County Records = Insurance escrowed.	04/13/2017: Audit reviewed evidence of taxes and insurance escrows for REO property, and has determined that both are escrowed in the monthly payment. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.10 months reserves.

300342940	897d7f91-001e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement
Missing current lease/rental agreement for property #X listed on the 1003. Per appendix Q, both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
04/21/2017: see attached Lease Agreement for property #X
05/22/2017: Audit reviewed the Extension of Residential Lease, and has determined that the document was executed by ALL parties. Condition cleared.  04/21/2017: Audit reviewed the Lease Agreement, as well as the Extension of Residential Lease, and has determined that the expiration date is XX/XX/XXXX and is deemed acceptable. The document was executed by the Tenants. HOWEVER, the Extension of Residential Lease was not executed by the Landlord. Provide a copy of the Extension of Residential Lease executed by ALL parties to meet QM requirements. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 27.30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years on Job Borrower has 11 years on job

300344157	a4810458-6926-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	04/25/2017: CDA	04/25/2017: A CDA report reflecting a value $960,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300373836	027eb374-ac34-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report		05/09/2017: A CDA report reflecting a value $1,095,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.53%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.1 months reserves

300373836	ae69fff7-c831-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XX,XXX.  A cost estimator from the insurer was not provided.
05/15/2017: see attached Hazard Insurance Policy. Page 2 of 4 of the attached reflects $X,XXX, replacement cost guarantee. Our loan amount is $XXX,XXX.XX.
05/15/2017: Audit reviewed "other converges/options applicable", and has determined that Options include "Replacement Cost Guarantee Dwelling". The  Guaranteed Replacement cost included within the policy would cover whatever the replacement costs would be on the subject property. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.53%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.1 months reserves

300373836	2c344f09-9c3c-40a5-8f3b-537fcad7b59e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet is dated XX/XX/XXXX which was not provided within 3 business days of application date.	05/11/2017: Rebuttal is attached for our automated mailing process for initial application disclosures for Broker loans.
05/11/2017: Audit reviewed the Lender Rebuttal, as well as the print screen provided, and concurs with the initial Application date of XX/XX/XXXX. Documentation was submitted within three days of application date. Condition cleared

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.53%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.1 months reserves

300373836	f95b71f1-9943-4c37-b886-103e6d9da636	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected a total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over disclosure of $X.XX		“09/23/2016: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.”
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.53%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.1 months reserves

300346105	b38af347-c226-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	04/25/2017: CDA	04/25/2017: A CDA report reflecting a value $1,125,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.70 months reserves

300346105	38d0946f-c226-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Rent	Lender G/L require twenty-four (24) months of cancelled checks or Verification of Rental (VOR) from a property management firm confirming no late payments within thirty (30) days of due date.		04/26/17: Lender provided the borrower's verification of rent. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.70 months reserves

300346105	4a574f29-fc28-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	2014 & 2015 Personal Tax Returns provided in the file were not executed by the borrower.		04/26/17: Lender provided the signed pages of the 2014 & 2015 Personal Tax Returns. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.70 months reserves

300346105	2d5faee0-ab30-4bc6-9159-a4cef91c3646	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		04/24/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.70 months reserves

300346105	0f43b811-fc28-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
2016 tax returns were not provided.  Missing 2016 YTD Balance Sheet for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
04/26/17: Lender provided the signed balance sheet for the borrower's schedule C business. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.70 months reserves

300346105	ea5bd82d-feaf-42d8-94bd-ad0f6c291a55	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
CD Estimated Taxes, Insurance & Assessments are overstated. Actual taxes, insurance & assessments total $X,XXX.XX. The CD reflects $X,XXX.XX, an over disclosure in the amount of $XX.XX reflecting one month of Flood insurance premium. A Letter of Explanation and confirmation of delivery to the borrower is required.

05/01/2017: Audit review of revised CD's Estimated Taxes, Insurance & Assessments section was corrected, and Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.   04/27/2017:  Reactivated.  Since amounts are escrowed, please provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable 04/26/14: Client has adopted SFIG guidance.  Loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.70 months reserves

300346105	d87e761f-fc28-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
2016 tax returns were not provided.  Missing 2016 YTD P&L for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
04/26/17: Lender provided the signed profit and loss statement for the borrower's schedule C business. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.70 months reserves

300346248	ec3b2fed-257f-4e1a-938c-682c96891d08	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA- Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	04/25/2017: FACTA	04/25/2017: Audit review of FACTA- Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.
300346248	c0017889-8d20-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate Lock Agreement was not provided in the file.	04/19/2017: The Rate Lock was provided in the file upload on page 917	04/19/2017: Audit reviewed the Lender Rebuttal, and has determined that evidence of Rate Lock was provided within the loan file via Confirmation Report. Condition rescinded.
300346248	7b6f524c-ed2b-4ae0-9c6e-0372ed95088f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX.		04/13/2017: Client Waived: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300348545	0ea1360f-5e24-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	04/21/2017: CDA	04/21/2017: A CDA report reflecting a value $778,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300348751	79be3140-8e2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	04/28/2017: CDA	04/28/2017: A CDA report reflecting a value $1,756,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300348751	44b3b333-8f2a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		04/26/2017: The finding is non material. Loan will be graded a B for all agencies.
300377201	766e33f5-b92a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/01/2017: CDA	05/01/2017: A CDA report reflecting a value $600,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300373858	eea41692-043b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA provided has an APN that does NOT match the Appraisal. Provide a corrected CDA with APN to match the Appraisal.	05/31/2017: CDA	05/31/2017: A CDA report reflecting a value $920,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require 70% LTV, loan qualified with LTV of 65%; No Mortgage Lates No Mortgage Lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.04 months reserves

300373858	9f59690f-82de-4089-8e8e-bf2a78a05795	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower paid fee or provided credit card or check (except for the credit report) prior to acknowledgement of intent to proceed.
The file contains a copy of Charge Card Authorization dated XX/XX/XXXX which is prior to the borrowers acknowledgement of Intent to Proceed dated XX/XX/XXXX. The lender is prohibited from collecting any fee or arranging payment terms for anything other than a credit report prior to the borrower indicates an Intent to Proceed.  No cure once CD is issued.
05/26/2017: Received documentation that the credit card was charged the same day as the intent to proceed was signed. Condition cleared.
 FICO is higher than guideline minimum UW Guides require 70% LTV, loan qualified with LTV of 65%; No Mortgage Lates No Mortgage Lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.04 months reserves

300373858	cba403d7-a439-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing written documentation from accountant/CPA to evidence that the use of $XX,XXX in business funds transferred to personal account will have no adverse impact on the operation of the business.
05/31/2017:  Audit reviewed original loan file.  Business account was not used for cash to close or reserves.  It was used to source a deposit to personal checking account.  Audit removed the personal checking account from the assets.  Borrower has 16.2 months reserves which is sufficient.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require 70% LTV, loan qualified with LTV of 65%; No Mortgage Lates No Mortgage Lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.04 months reserves

300373858	519910c2-a439-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
DTI > XX%.  Lender guidelines reflect a DTI of XX.XXX%.  Audit qualified $X,XXX.XX total income for borrowers and lender qualified $,XXX.XX total income for borrowers.  Due to the miscalculation of income, the actual DTI is XX.XX%.
05/19/2017: Please provide us with the DTI calculations
05/19/2017: Audit re-analyzed all income and debts, and has determined that 3 revolving accounts were not updated to reflect the Supplemental Credit Report located within the loan file. Audit updated and reviewed all debts paid on the Final Closing Disclosure, and has determined that the DTI is XX.XX%. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require 70% LTV, loan qualified with LTV of 65%; No Mortgage Lates No Mortgage Lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.04 months reserves

300373858	d0ebdecb-ab39-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing verbal verification of employment within 10 days of the Note date. The VVOE in file for the primary borrower wage employment is not dated.	05/25/2017: see attached the Verbal Verification of Employment	05/25/2017: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require 70% LTV, loan qualified with LTV of 65%; No Mortgage Lates No Mortgage Lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.04 months reserves

300355758	aee93cbb-be25-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Title - Recording Service fee paid by the Seller was paid to "Recording Charge" and not the actual government entity. Provide corrected CD and LOE to the Borrower.	05/02/2017: The updated CD's for both borrowers are attached.
05/02/2017: Audit review of revised CD includes payees to all Fees, and documentation submitted is deemed acceptable. The client has adopted SFIG guidance. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300355758	c50ae613-bf25-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Home Inspection fee in section H of the final closing disclosure is missing the name of the actual service provider. Provide corrected CD and LOE to the Borrower.		04/25/17: Upon further review, the home inspection fee in section H of the final CD is the actual service provider. Condition rescinded.
300355758	a5e243d8-9141-413d-9afd-980b807ca278	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $X,XXX,XXX.XX vs. actual Finance Charge of $X,XXX,XXX.XX. An under disclosure of $XXX which exceeds the $XXX allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
															04/21/17: The $XXX mobile signing fee is the equivalent of a notary fee and is not an APR impacting.	04/25/17: Per compliance, notary fees can be excluded from the finance charge. Condition cleared. 04/25/17: Escalated to compliance for review.
300355758	7167ca57-2525-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/02/2017: CDA	05/02/2017: A CDA report reflecting a value $1,785,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300355758	4dba48c3-30af-49c0-811e-5e369f7afe6b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $X,XXX,XXX.XX vs. actual $X,XXX,XXX.XX, an over disclosure of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															04/21/17: The $XXX mobile signing fee is the equivalent of a notary fee and is not an APR impacting.	04/25/17: Per compliance, notary fees can be excluded from the finance charge. Condition cleared. 04/25/17: Escalated to compliance for review.
300373835	46c9324c-bb29-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		4/26/2017: CDA provided reflecting reconciled value of $885,000 at 0% variance is deemed acceptable. Condition cleared.
300373835	fee873cb-d529-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.		04/25/2017: This is a non-material issue. The loan will be graded a B for all agencies.
300166083	1818f7aa-cd3e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error
Added XX/XX/XXXX: LE dated XX/XX/XX, in section B, total fees listed shows $X,XXX.XX, however, the fees add up to $XXX.XX.  Appraisal Fee: $XXX.XX, Credit Report: $XX.XX, Document Prep Fee: $XX.XX and Flood Certification: $XX.XX.  A difference of $XXX.XX.

The total section B fees on the LE are $XXX and each individual fee is subject to 0% tolerance – there is not an aggregate total that is used to verify tolerance for the fees in this section, so although the total amount does not correspond with the individual line items, it is a clerical error on an LE that does not cause a TRID violation and does not carry any assignee liability. In addition to this the increases that did occur on the Final CD (increase in appraisal fee) were cured in the amount of $XXX.
07/01/2016: Acknowledged. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 117 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.4 months reserves

300166083	ef54517a-383a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		06/27/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 117 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.4 months reserves

300166083	6f74f98c-42ad-470b-adbc-4772dcfd58aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.
6/28/2016: Final CD indicates $XXX lender credit for increase in closing costs, which is sufficient for cure. Loan will be rated a B for Fitch and A for all other agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 117 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.4 months reserves

300166083	65e3db81-533d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Third party verification of the borrower's self-employment dated within 30 days of the note date was not provided.
07/01/2016:  Received third party verification of business dated prior to consummation.  Lender's guidelines do not have a 30 days requirement.  Condition cleared.07/01/2016:  Received third party verification of business dated after consummation.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 117 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.4 months reserves

300166083	d26213e5-4e3d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final CD reflect the fees for title endorsement in Section H. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title endorsement fee should be listed in section C of the CD.

07/05/2016: The endorsements listed in section H are option endorsements/services and as they are not required items they are properly listed in section H) There are no title fees listed in section B, therefore this condition needs to be rescinded

07/07/2016: Received revised post close CD and LOE to borrower adding name of company receiving title endorsement fees in section H and adding the (optional) to the fees. Loan will be graded a B. Condition cleared.07/05/2016: Audit reviewed the lender rebuttal, and has determined that "endorsement" fees are to be reflected under Section C for the Lender's Title Insurance. Unable to determine if those fees are attached to the Lender's Title Insurance or the Owner's Title Insurance Policy, therefore "endorsement" fees are to be listed in Section C. Condition remains. 07/01/2016: T19.1 Endorsement and T1R Survey Amendment are listed in Section H of the final CD.  These fees should be listed in Section C.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 117 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.4 months reserves

300166083	a7686d0a-523d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent contact is missing.		6/24/2016: Condition is considered non-material. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 117 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.4 months reserves

300166083	1e4ebd25-2f3a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/27/2016: CDA provided reflecting reconciled value of $1,300,000 or 0% variance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 117 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.4 months reserves

300166083	feb1f3b4-a93c-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
WLSP was not itemized causing an assumption that the borrower was not permitted to shop. Fees in Section C are subject to worst case scenario of 10% tolerance. Fees exceed 10% tolerance and a cure is required in the amount of $X,XXX.XX

07/25/2016: Compliance cure/rebuttal07/18/2016: Based on using the logic provided we are still showing that there is not a cure needed. The fees that would be viewed as 10% on the CD are the not yet due and payable $X, settlement fee $XXX, t-19 fee $XXX.XX, t-30 $XX, and TX guaranty fee $X = total of $XXX.XX plus recording of $XX = $XXX.XX - The title insurance and survey are off list as they were listed on the SSPL so they would not account into the 10% amount The LE disclosed title fees of $XXX plus recording of $XXX = this is a total of $XXX. $XXX plus 10% would be $XXX.XX and the 10% fees on the CD were $XXX.XX, there should not need to be an additional cure needed for 10% fees. 07/15/2016: Is there an update on this condition?07/05/2016: 1026.19(f)(2)(iv) is not a section of the current CFPB regulations – please advise which section is being referenced for this item. The title insurance services were listed on the Provider list but the borrower chose a provider that was not on the lenders provider list (title was used for the title insurance services, and not listed on Provider list) the title fees should be deemed as an off list service.07/01/2016: This defect is invalid because in Texas, when it states “Title Insurance” that includes all services including settlement. In Texas one title company does both escrow/settlement and title insurance as opposed to escrow states where there may be two companies used. As the borrower clearly selected an off list provider the fees are not subject to tolerance. Please rescind.

08/08/2016:  Client accepted.  Loan will be rated a B.08/08/2016: Per Compliance Department, refund of $X,XXX.XX is sufficient.  Received post consummation CD, copy of check, letter to borrower and air bill.  However, the Reg Z Tolerance Cure 1026.19(f)(2)(v) within 60 days of consummation was not met.07/25/2016: Exception is pending review from client.07/19/2016: Compliance has consulted with outside counsel and we are requiring a refund to cure in the amount of $X,XXX.XX.According to counsel, since the borrower shopped, we should take the entire portion of Section C fees plus the recording fee at 110%. We should not back out any fees for a partially valid WLSP and should treat the WLSP as invalid.LE: Section C total $XXX + recording $XXX = $XXX @ 110% = $XXX.XXCD: Section C total $X,XXX.XX + recording $XX = $X,XXX. - $XXX.XX = $X,XXX.XX cure required.07/19/2016: Audit reviewed and determined refund amount due is $X,XXX.XX. Condition remains.07/15/2016: Audit consulted with Compliance, and has determined that it has been deemed that the WLSP services must match exactly to the services listed on the LE section C.  In the case here the lender listed Title Insurance and Surveyor only on the WLSP. The LE lists services as E-filing fee, Electronic recording fee, Lenders tile insurance, Mortgage Policy, Notary fee, T-17 endorsement, T-19 endorsement, T-19.2 endorsement, T-36 Endorsement and Tax deletion. The WLSP should have listed each and every service listed as the LE did.  Because these two do not match the WLSP is now considered invalid and will have a 10% tolerance applied. Condition remains.07/06/2016: Spoke to SME, he will review with head of compliance and advise on the outcome.07/05/2016: Escalated to Compliance for review.7/01/2016:  Services Borrower DID SHOP Fee - Section C exceed corresponding L.E. fee (0% Variance when Fee is not shown on WLSP as borrower permitted to shop for) 1026.19(f)(2)(iv)  TILA Section 130(b) self-corrective cure possible within 60 days of discovery/prior to suit/borrower notice.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 117 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.4 months reserves

300166083	c8b0ec07-ae3c-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear
Final application indicates the Borrower's property listed second on the schedule of REO is owned free and clear. The hazard declarations provided to verify hazard insurance for this property indicates a Mortgagee. Evidence this property is owned free and clear was not provided.

07/15/2016: Missing Evidence REO Property is Owned Free and Clear: Final application indicates the Borrower's property listed second on the schedule of REO is owned free and clear. The hazard declarations provided to verify hazard insurance for this property indicates a Mortgagee. Evidence this property is owned free and clear was not provided.07/05/2016: The report shows that spouse obtained REO on XX/XX/XXXX and she still owns it. Our borrower has no ownership interest. The report only shows our borrower as a resident of the property for 2015.printout to evidence the borrower doesn’t own this property.

07/15/2016: Audit has reviewed documentation and it is deemed acceptable.  Condition cleared.07/05/2016: Audit reviewed the Lender Rebuttal, and has determined that a property profile is required to verify owner, as well as mortgages on the property in question. Condition remains. 07/01/2016:  Received evidence borrower no longer owns property post consummation.  However, he owned at closing and evidence F&C not provided in file.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 117 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.4 months reserves

300373833	e121a48d-5db4-46ed-8f81-1b36a68b8923	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Lender understated Property taxes. CD reflects $XXX.XX. Proper Lender Approval shows $X,XXX.XX
05/19/2017: Audit re-analyzed Taxes, Insurance & Assessments section, and has determined that escrows were NOT collected on the final CD. The client has adopted SFIG guidance. Therefore, an “estimated” section with NO escrows can be downgraded to a B.

300373833	7ed74b5b-bf35-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A XXXXX CDA Report was not provided.	05/15/2017: Appraisal Field Review	05/15/2017: Appraisal Field Review provided in lieu of CDA reflecting a value of $1,100,000.00, which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300373833	bb64d9ae-8d36-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate lock documentation not in file	05/19/2017: see attached the Rate Lock Confirmation	05/19/2017: Audit review of Rate Lock Confirmation reflects lock date of XX/XX/XXXX, documentation submitted is deemed acceptable. Condition cleared.
300373857	13277375-7893-47d8-8750-8cf255fc76b0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within 3 business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure - Missing document not provided.		05/15/2017: Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 88 months reserves; Years on Job Borrower has 25 years on job

300373857	53ac050f-6d39-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate Lock Agreement was not provided in the file.	05/19/2017: The Lock Rate Date is attached.	05/19/2017: Audit reviewed evidence of the Rate Lock, and has determined that the lock date reflects XX/XX/XXXX. Documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 88 months reserves; Years on Job Borrower has 25 years on job

300373857	93130cf6-e1f7-4912-a3ca-fd569a4c6c5b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		05/15/2017: ?Client Waived: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 88 months reserves; Years on Job Borrower has 25 years on job

300373857	2a89f9f7-7e10-4d30-addf-64c353037272	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/17/2017: The ABD was uploaded showing that the Lender had no affiliations: page XX and XXX.	05/17/2017: Audit concurs with the Lender Rebuttal, the executed Affiliated Business Disclosure provided on page 27 reflects no Affiliates. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 88 months reserves; Years on Job Borrower has 25 years on job

300373857	f8e45c15-1ca9-487a-b91a-d84a60e9378f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure.		05/15/2017 - A RESPA Appraisal charge cure on the final CD in the amount of $XX. The loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 88 months reserves; Years on Job Borrower has 25 years on job

300375790	04c9cb4f-4742-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		5/31/2017: CDA provided reflecting reconciled value of $755,000 at -8.5% variance is deemed acceptable as variance is < 10%. Condition cleared.
300375790	d93c197e-5042-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclosure for the borrower.	06/02/2017: The executed E-Consent for both borrowers is in the upload file: pages XXX - XXX
06/02/2017: Audit reviewed the Lender Rebuttal, and has determined that said documentation was located within the loan file. Documentation submitted was accepted by borrower dated 04/20/2017 and is deemed acceptable. Condition rescinded.

300375789	2172abc9-16ca-40fd-9b63-7ec734a0a7ea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final Closing Disclosure reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		05/01/2017: Client waived as the over-disclosure is less than 1% of loan amount. The loan will be graded a B for all agencies.
300393182	ed808326-ad2e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final CD from departing residence on the final application was not provided. Additional conditions may apply.		05/04/2014: This was reviewed again and the previous home is a 2nd home and debt included. The condition is rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.60 months reserves; Years in Field Borrrower has 15 years in Field

300393182	b4a7ab43-25b9-430d-b5d7-dfb0511e37f7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected a total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over disclosure of $X.XX		05/01/2017:: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.”
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.60 months reserves; Years in Field Borrrower has 15 years in Field

300393182	1445e396-ae2e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing final application (1003)
The URLA in the loan file is dated the same date of consummation however; the borrower did not state if their prior residence was pending sale, sold or being rented.  The final 1003 is incomplete.  Additional conditions may apply.
05/03/2017: The condition is rescinded. Letter in file to support.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.60 months reserves; Years in Field Borrrower has 15 years in Field

300422494	35191146-4945-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		5/31/2017: CDA provided reflecting reconciled value of $1,225,000 at 0% variance is deemed acceptable. Condition cleared.
300435894	c6bd6b73-7b43-4f3c-97df-1fd9e6f140a3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX an over-disclosure of $X.XX.		05/16/2017: ?Client Waived: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.32%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.20 months reserves

300435894	475b4dae-3f3a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	Hazard policy provided in the file does not reflect the policy number.	05/23/2017: see attached Hazard Policy	05/23/2017: Audit reviewed Hazard Insurance Declaration page, and has determined that the policy number is reflected on said document. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.32%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.20 months reserves

300434257	72f665dd-eb46-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Survey Fee in section C of the final Closing Disclosure is missing the name of the service provider. Corrected post-close CD provided.		06/01/2017: Post closing CD dated XX/XX/XXXX reflects payee for survey fee in Section C.
300434257	277c9618-fc12-47f0-bcc2-6448f6ef83d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected a total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over disclosure of $X.XX		09/23/2016: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.
300434257	aa817674-0047-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		06/02/2017: CDA provided reflecting a value of $750,000 which is a 0% variance. Variance within acceptable tolerance. Legal description matches. Condition Cleared.
300349965	5b0891a7-0325-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	04/25/2017: CDA	04/25/2017: A CDA report reflecting a value $5,005,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300349965	2dc55ce4-8029-4945-9672-0651b9c90588	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XX.XX resulting in a $XX.XX refund due for cure.
04/19/2017: A RESPA Credit Report charge cure of $XX.XX on the final CD. The loan will be rated a B for all agencies.
300427524	ad49521d-ea3f-43d5-b0bd-8d297427da14	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XX.XX resulting in a $XX.XX refund due for cure.
04/25/2017: A RESPA charge cure in the amount of $XX.XX on the final CD. The loan will be rated a B for all agencies.
300427524	e36099f3-c3cc-4a7b-b31e-100c3344b8d7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX0.XX an over-disclosure of $X.XX.		04/24/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300427524	e0b553d4-2929-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	04/28/2017: CDA	04/28/2017: A CDA report reflecting a value $940,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300133083	d565a34d-f58c-4eaf-90aa-d27b81b89e98	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
Please provide evidence of the date all 6 elements were received to have a complete application. Credit report in file is date XX/XX/XXXX and Application (1003) and all disclosures are date XX/XX/XXXX.
03/29/2016: Rebuttal letter
04/04/2016: Lender provided screen print showing address was entered into system XX/XX/XXXX. Adequate verification provided. Condition cleared.03/29/2016: Audit reviewed Lender Rebuttal, provide print screen validating property address entry in system. Condition remains.

300133083	592a67cb-fcf0-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	03/24/2016: CDA	03/24/2016: A CDA report reflecting a value $575,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300133082	248a7595-66ef-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	03/22/2016: CDA	03/22/2016: A CDA report reflecting a value $930,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300089268	95a47c2a-367f-4101-b8e3-2d8639f4f8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	File number is missing in Closing Information section of CD.
04/26/2016: Settlement agent file number is missing from the closing disclosure. The file can be identified using the property address and/or borrower(s) name. This does not appear to affect the salability of the loan.
04/26/2016: Audit review of missing Settlement Agent file number on CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified at 712; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 46.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.50 months reserves

300089268	ca006936-fad4-48a9-a621-4455fc01c749	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A
Application Fee in section A payee is Lender Affiliate. Please provide name of payee. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed.
04/26/2016: This is a retail loan, not a broker loan.
04/26/2016: Audit concurs with the lender rebuttal, the fees in section A do not require the payee to be listed if the borrower is paying the fee. It is only required when the Lender is paying the fee in section A. Condition cleared.

 FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified at 712; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 46.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.50 months reserves

300089268	f881cf39-be08-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Services provided on WLSP were not itemized		04/22/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified at 712; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 46.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.50 months reserves

300089268	952ce9f3-e0ae-446a-ad42-cc385419f71c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	'Contact Information' Section of CD is missing Settlement Agent's License ID number.	04/26/2016: Agents closing disclosure form provides evidence of License ID (see page 8 of 9)	04/26/2016: Audit review of missing LE/CD Contact Information, other than NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified at 712; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 46.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.50 months reserves

300089268	28f79a50-173e-44d2-8577-6b30c087c0d0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
In Section A, fees that cannot increase, The CD reflects an application fee of $XXX.XX and a discount fee of $XXX.XX.  The initial LE reflects an application fee of $XXX.XX but does not reflect the discount fee of $XXX.XX.  There was no Change of Circumstance form to support the fee change or a refund to cure to the Borrower.

04/26/2016: The discount fee of $XXX.XX was a result of the borrower's interest rate loan. Please see rate lock confirmation which identifies discount points of .125% or $XXX of the loan amount. Please find rate lock confirmation attached as evidence of valid change circumstance
04/26/2016: Audit reviewed print screen history for rate lock, rate lock confirmation and LE, all documentation dated the same day confirms discount fee points. No refund required. Condition cleared.
 FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified at 712; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 46.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.50 months reserves

300089268	bad9c2ce-0808-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		04/22/2016: CDA provided reflecting a value of $1,070,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified at 712; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 46.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.50 months reserves

300089268	410cd2f2-0808-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	The VVOE was not obtained within 10 business days prior of the note date and the WVOE was not obtained within 30 calendar days of the note date.	04/26/2016: V VOEs within 10 business days of Note date	04/26/2016: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified at 712; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 46.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 120.50 months reserves

700001073	c95a0a0f-ebe7-4b3f-8e2e-88b1a5797355	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Provide an executed copy of the Intent to Proceed disclosure for the borrower.	09/06/2016: Please note that the borrower's Intent to Proceed was not given and documented until the initial LE was delivered via mail per 7 days rule on XX/XX/XXXX
09/06/2016: Audit reviewed print screen for "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.

700001073	bcc3d005-94d6-452e-901d-0cc1823fd378	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX, however the subject property was identified on XX/XX/XXXX.
09/08/2016: Lender disagrees with reviewer's findings. Please provide regulation that the HUD Homeownership Counseling Disclosure must be provided within 3 days of complete application.09/06/2016: the HUD Homeownership Counseling Disclosure was provided when borrower was shopping for property, please refer to pages 11-13 from the attached.

09/08/2016: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B. (Under RESPA guidance, a loan originator determines what information it needs to collect from a  borrower and which of the collected information it will use in order to issue a LE.  Under the regulations, an “application” includes at least the following six pieces of information: Borrower Name, Borrower Gross Monthly Income, Borrower Social Security Number, Property Address, Estimated Property Value and Mortgage Loan Amount Sought. Audit review of the lender dialogue provided stating that on XX/XX/XXXX the borrower expressed intent to receive a credit approval, at which point a set of initial disclosures were sent. It would appear that the data elements reflected above were, in fact, not available at that time due to subject property reflecting as “TBD”. Subject property was provided to the lender on the XX/XX/XXXX Loan Estimate. Therefore, the true application date (all 6 elements) for subject property was entered on XX/XX/XXXX causing ALL new initial disclosures.) 09/06/2016: Audit reviewed Disclosure documentation submitted, and has determined that the disclosures reflect the date of 01/14/2016 for pre-qualification. Initial LE dated 06/07/2016. Provide evidence of initial application date with 6 elements being met, and the corresponding disclosures within 3 days of said date.  Condition remains.

700001073	ca2e239e-44da-4507-8402-74803038662e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclose for the borrower.	09/06/2016: please note the borrower did not agree to E Consent well after commencement of the application.	09/06/2016: Audit reviewed "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.
700001073	7b5cdc39-58ef-4af9-827c-a8feed33c82b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure is dated XX/XX/XXXX, however the subject property was identified on XX/XX/XXXX.
09/08/2016: please provide regulation showing that the Afffiliated Business Disclosure must be sent within 3 days of completed application.09/06/2016: the Affiliated Business Disclosure was provided to when loan was in pre-qualify, please refer to pages 4-6

09/08/2016: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B. (Under RESPA guidance, a loan originator determines what information it needs to collect from a  borrower and which of the collected information it will use in order to issue a LE.  Under the regulations, an “application” includes at least the following six pieces of information: Borrower Name, Borrower Gross Monthly Income, Borrower Social Security Number, Property Address, Estimated Property Value and Mortgage Loan Amount Sought. Audit review of the lender dialogue provided stating that on 01/14/2016 the borrower expressed intent to receive a credit approval, at which point a set of initial disclosures were sent. It would appear that the data elements reflected above were, in fact, not available at that time due to subject property reflecting as “TBD”. Subject property was provided to the lender on the XX/XX/XXXX Loan Estimate. Therefore, the true application date (all 6 elements) for subject property was entered on XX/XX/XXXX causing ALL new initial disclosures.)XX/XX/XXXX: Audit reviewed Disclosure documentation submitted, and has determined that the disclosures reflect the date of XX/XX/XXXX for pre-qualification. Initial LE dated XX/XX/XXXX. Provide evidence of initial application date with 6 elements being met, and the corresponding disclosures within 3 days of said date.  Condition remains.

700001073	9ff2691b-eeb6-4ab1-b8b0-bb864b796418	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP was provided on XX/XX/XXXX, however the subject property was identified on XX/XX/XXX.
09/16/2016: The Written List of Providers was mailed to the consumer on XX/XX,XX. There is nothing in the Rule which prohibits a creditor from mailing this disclosure early.09/13/2016: The subject loan was initially identified as a pre-approval transaction. The lender provided the LE within 3 business days of receiving the application. However the application was not completely ready for registration until XX/XX/XXXX at which time the initial disclosures were sent within 3 business days of the actual application registration date.09/08/2016: Lender disagrees with reviewer's findings that the WLPS must be provided within 3 days of completed application. Please provide regulation showing such.09/06/2016: the WLSP was provided when borrower was shopping for property, please refer to page 42 from the attached.

09/16/2016: Audit consulted Compliance, and has determined that first contact/pre-approval disclosures go out before the application with the Providers List, if anything changes, then an updated list would need to be provided. Condition cleared.  09/13/2016: Audit reviewed the Lender Rebuttal, and has determined that evidence of when the last element was received to determine the true application date is required. "Loan Detail" Report within the loan file reflects Application Date of 06/07/2016. Condition remains.09/12/2016: Audit consulted with Compliance, and has determined that a WLSP must be provided within 3 days of application date 06/07/2016. Condition remains. 09/08/2016: Pending Compliance Review.09/06/2016: Audit reviewed Disclosure documentation submitted, and has determined that the disclosures reflect the date of XX/XX/XXXX for pre-qualification. Initial LE dated XX/XX/XXXX. Provide evidence of initial application date with 6 elements being met, and the corresponding disclosures within 3 days of said date.  Condition remains.

700001073	248421fc-a46f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/31/2016: A CDA report dated 06/30/2016 reflected a value of $680,000 with a 0% variance to appraisal value. Condition cleared.
700001073	79598ee0-3453-424c-9121-285ba4e7de8d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Special Information Booklet not provided within 3 business days of application date.	Home Loan Toolkit was provided on XX/XX/XXXX, however the subject property was identified on XX/XX/XXXX.
09/08/2016: Lender disagrees with reviewer's findings that Special Information Booklet must be provided within 3 days from completed application. Please provide regulation. 09/06/2016: the Special Information Booklet/Home Loan Toolkit was provided to borrower when shopping for property, please refer to pages 14-41 from the attached.

09/08/2016: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B. (Under RESPA guidance, a loan originator determines what information it needs to collect from a  borrower and which of the collected information it will use in order to issue a LE.  Under the regulations, an “application” includes at least the following six pieces of information: Borrower Name, Borrower Gross Monthly Income, Borrower Social Security Number, Property Address, Estimated Property Value and Mortgage Loan Amount Sought. Audit review of the lender dialogue provided stating that on XX/XX/XXXX the borrower expressed intent to receive a credit approval, at which point a set of initial disclosures were sent. It would appear that the data elements reflected above were, in fact, not available at that time due to subject property reflecting as “TBD”. Subject property was provided to the lender on the XX/XX/XXXX Loan Estimate. Therefore, the true application date (all 6 elements) for subject property was entered on XX/XX/XXXX causing ALL new initial disclosures.) 09/06/2016: Audit reviewed Disclosure documentation submitted, and has determined that the disclosures reflect the date of XX/XX/XXXX for pre-qualification. Initial LE dated XX/XX/XXXX. Provide evidence of initial application date with 6 elements being met, and the corresponding disclosures within 3 days of said date.  Condition remains.

300192431	9e85d72f-6f16-4265-84b2-2d4d6fe8210a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure dated XX/XX/XXXX in the loan file is not executed by the Borrowers. Please provide executed Affiliated Business Disclosure.		08/29/2016: Audit acknowledges that the Lender is unable to produce an executed copy of said document, and loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  55.50 months reserves

300192431	42375ec5-0f6a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing K-1	Missing the 2015 and 2014 K1's for the Borrower's business in order to verify < 25% ownership. Additional conditions may apply.	08/26/2016: find uploaded K1's	08/26/2016: Audit reviewed 2014/2015 K1's, and has determined that the borrower does not own 25% or more of the entities submitted. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  55.50 months reserves

300192431	30f3c7a1-b724-4799-a549-ad80e5de9059	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Email and Phone for the Borrowers Real Estate Broker, Email and Phone for the Sellers Real Estate Broker and NMLS ID and/or License ID for the Settlement Agent are missing.
08/29/2016: Please find uploaded revised CD and letter of explanation of changes sent via regular mail
08/29/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and lender stated documents were sent postal therefore no tracking available.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  55.50 months reserves

300192431	172be888-146a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/24/2016: CDA provided reflecting a value of $1,395,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  55.50 months reserves

300192431	a61bfbc2-4c6a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application
The initial LE is required to be provided to the borrower within 3 standard business days of application.  The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX. There is a WLSP dated XX/XX/XXXX in file however the corresponding LE is missing.
08/26/2016: Please find uploaded LE and e-Delivery confirm for LE date XX/XX/XXXX
08/26/2016: Audit review of initial LE and print screen reflects that borrower received LE via e-mail, documentation submitted is deemed acceptable. Borrowers received the initial LE, dated XX/XX/XXXX, within 3 standard business days of application. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  55.50 months reserves

300192431	12577ba8-6da6-40d6-98c8-a0c557ebbdeb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Closing fee, Title - Copy fee, Title - Courier Service, Title - E-Doc and Handling, Title - Lender Coverage, Title - Notary fee, Title - Tax Certificate and Title - Title exam/Review are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service fees should be listed in section C of the CD.
08/29/2016: find uploaded Letter of explanation and amended CD with corrections
08/29/2016: Audit review of revised CD reflects Sections B title fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and lender stated documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  55.50 months reserves

300192431	57c34572-113f-4b88-9315-37eaffe75c6e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Missing Notice to Home Loan Application and Consumer Score Disclosure for both Borrowers.	08/26/2016: Find uploaded Risk Based pricing disclosure with Notice to home buyer applicant and credit score	08/26/2016: Audit reviewed FACTA, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  55.50 months reserves

300192431	eeea4c9a-4c6a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2	Missing 2014 and 2015 W2's for Borrower as required per lender guidelines.	08/26/2016: Find uploaded 2014 and 2015 W2 for borrower	08/26/2016: Audit reviewed 2014/2015 W2 documentation, and has determined that income was sufficiently verified. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.47%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  55.50 months reserves

300168895	73ad6a6c-00bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	570 A CDA Report was not provided		12/14/2016: CDA provided reflecting a value of $635,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300168895	c7b7d7c8-00bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for multiple LE's - file contains multiple changes in the terms of the loan.	12/12/2016: Please find uploaded lender's documented change history	12/12/2016: Audit reviewed Disclosure History, and has determined that the all changes were listed on said document corresponding with LE's. Condition cleared.
300168895	f161d561-4981-4c9f-89bb-284a368b0aa2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $XXX,XXX.XX.The actual total of payments is $XXX,XXX.XX, an under-disclosure of $X.XX.	12/12/2016: please find uploaded amended Cd and Letter of explanation sent to borrower via regular US postal service mail delivery
12/12/2016: Audit reviewed revised CD with corrected TOP, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

300168895	c6d84b18-03f3-4e77-a447-fbf702889a76	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing Intent to Proceed form.	12/12/2016: Please find uploaded borrower intent to proceed dated XX/XX/XX
12/12/2016: Audit reviewed the loan file, and has determined that a copy of the Intent to Proceed was located on page XX and a print screen confirmation was submitted confirming date. Documentation submitted is deemed acceptable. Condition cleared.

300338058	27971b11-78b4-4a3f-98e5-cca3889c3f42	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Waiver by borrower of Revised LE timing requirement not provided or properly documented	No waiver in file signed by the borrower waiving the revised Loan Estimate timing requirement.		04/12/2017: No cure once CD is issued. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.72%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.80months reserves

300338058	6a3da1a2-3a1e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/14/2017: LOX, Amended CD & UPS tracking
04/14/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.72%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.80months reserves

300338058	64c32531-3f1e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  Additional conditions may apply.
															04/14/2017: Fraud Report	04/14/2017: Audit reviewed Fraud tool provided post closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.72%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.80months reserves

300338058	ecb290ab-1148-410f-91bc-93423afb47e3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation.  Additionally, the revised LE dated XX/XX/XXXX was not acknowledged by the borrowers 4 days prior to consummation.
04/12/2017: No cure once CD is issued. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.72%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.80months reserves

300190918	3f6732e3-b1aa-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		11/23/16: Lender provided the third party fraud report for the borrower and co borrower. Condition cleared.
 DTI is lower than guideline maximum DTI of 23.23% < 43.0% DTI maximum; FICO is higher than guideline minimum FICO of 804 > 680 FICO minimum; LTV is lower than guideline maximum LTV of 61.20% < 80% LTV threshold

300190918	cd0f99a2-b0aa-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation	The pay stub must be dated no earlier than 30 days prior to the loan registration date and it must include a minimum of 30 days of year to date earnings. File contains one pay stub dated XX/XX/XXXX
11/18/2016: Per lender guidelines the paystub must be dated no earlier than 30 days prior to the loan registration date. See guideline via upload. Also note the LE eligibility date and application registration dates of XX/XX/XX. The paystub provided was within 30 days of both and provides year-to-date earnings of more than 30 days.
11/18/2016: Audit re-analyzed paystub, and has determined that the document is within 30 days of loan registration AND reflects year to date earnings. Condition rescinded.
 DTI is lower than guideline maximum DTI of 23.23% < 43.0% DTI maximum; FICO is higher than guideline minimum FICO of 804 > 680 FICO minimum; LTV is lower than guideline maximum LTV of 61.20% < 80% LTV threshold

300190918	238b4226-0fab-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Failure to Provide Right of Rescission	Right to Cancel is on an H9 form. Lender is not the same as mortgage being paid off.	11/18/2016: The lender for the borrower's current and previous loan is listed as attached. The previous note is attached for review. Servicing of loan handled company reflected on CD	11/18/2016: Audit reviewed the previous Note and prelim title, and has determined that the correct form of H9 was submitted within the loan package and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum DTI of 23.23% < 43.0% DTI maximum; FICO is higher than guideline minimum FICO of 804 > 680 FICO minimum; LTV is lower than guideline maximum LTV of 61.20% < 80% LTV threshold

300190918	8854d531-b2aa-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing verbal verification of employment	The VVOE was not obtained within 10 business days prior of note date per Guidelines. The file is missing the VVOE for the borrower.	11/28/2016: lender requesting an exception	11/28/2016: Audit acknowledges that the VVOE is outside of guidelines. Loan will be graded a B.11/28/2016: Exception is pending review from client.
 DTI is lower than guideline maximum DTI of 23.23% < 43.0% DTI maximum; FICO is higher than guideline minimum FICO of 804 > 680 FICO minimum; LTV is lower than guideline maximum LTV of 61.20% < 80% LTV threshold

300190918	76739b81-b0aa-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	The Final 1003 is missing page 2 of 5	11/18/2016: 1003 uploaded	11/18/2016: Audit reviewed executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum DTI of 23.23% < 43.0% DTI maximum; FICO is higher than guideline minimum FICO of 804 > 680 FICO minimum; LTV is lower than guideline maximum LTV of 61.20% < 80% LTV threshold

300190918	3d4cb64f-b0aa-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	11/18/2016: CDA	11/18/2016: A CDA report reflecting a value $1,090,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum DTI of 23.23% < 43.0% DTI maximum; FICO is higher than guideline minimum FICO of 804 > 680 FICO minimum; LTV is lower than guideline maximum LTV of 61.20% < 80% LTV threshold

300190918	f919b58f-773e-4236-99a9-e5c07e72480f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent's CA ID License is missing.		11/15/2016: Condition deemed non material. Loan will be graded a B.
 DTI is lower than guideline maximum DTI of 23.23% < 43.0% DTI maximum; FICO is higher than guideline minimum FICO of 804 > 680 FICO minimum; LTV is lower than guideline maximum LTV of 61.20% < 80% LTV threshold

300332073	43595b4a-daef-4e8a-ba03-86049b206550	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of 0.125%
03/28/2017: The over-disclosure is non-material. The loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require  6 months reserves, loan qualified with 26.90 months reserves

300332073	89bdaa94-7f14-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	The loan file is missing a verification of employment. The VVOE in the loan file is dated XX/XX/XXXX with is not within 10 days of the Note date. Additional conditions may apply.	03/30/2017: attached please find the V VOE showing active employment.	03/30/2017: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 business days prior to the Note date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require  6 months reserves, loan qualified with 26.90 months reserves

300192813	e202c81b-fb39-4d09-84e0-68af47ff6474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure in the file is not executed by the borrowers.	10/31/2016: Please find uploaded the Affiliated business disclosure	10/31/2016: Audit reviewed executed Affiliated Business Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 53.55%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified wiith FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.20 months of reserves

300192813	aa8c76e3-99e8-4f5e-a9af-e7d23e75b4a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.

10/31/2016: The haz ins is calculated correctly by lender. The total premium due is $X,XXX.XX; 12 equally payment is $XXX.XX. Utilizing reviewer’s monthly payment of $XXX.XX; the annual premium would be $X,XXX.XX which is more than the premium stated. see highlight from page 2 of the attached.

10/31/2016: Audit reviewed the Lender Rebuttal, and has determined that the "Renewal" Insurance Policy within the loan file reflects an annual premium of $X,XXX.XX. Taxes, Insurance & Assessments section is a non-material grade B for difference of $X.XX. Loan will be rated a 'B' for all agencies. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 53.55%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified wiith FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.20 months of reserves

300192813	fa2d1aba-ee9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Missing the most recent pay stub for the borrower. The file contains a pay stub dated XX/XX/XXXX, which is greater than 90 days from consummation.
10/31/2016: per lender guidelines the paystub must be dated no earlier than 30 days prior to loan registration date with investor overlay which requires in addition a written verification of employment with 30 calendar days of note date. No evidence of additional request for most recent pay stub
10/31/2016: Audit reviewed the Lender Rebuttal, and has determined that the WVOE was provided within 30 days of Note date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 53.55%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified wiith FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.20 months of reserves

300192813	96fe74c9-ef9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assets are not sourced/seasoned	Missing source of $XX,XXX deposit into the account reflected on the final loan application.	11/04/2016: attached please see the source of the $XX,XXX transfer into the XXXX acct XXXXX on XX.XX.XX.
11/04/2016: Audit reviewed evidence of $XX,XXX deposit, and has determined that the deposit was sourced from an account in the name of both borrower's on XX/XX/XXXX. Documentation submitted is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 53.55%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified wiith FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.20 months of reserves

300192813	c6cd6c4f-ef9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing written verification of employment for the co-borrower dated within 30 calendar days of the consummation.	10/31/2016: Loan file provides evidence of written VOE dated XX/XX/XX within 30 business days of note date of XX/XX/XX	10/31/2016: Audit reviewed co-borrower WVOE dated XX/XX/XXXX, and has determined that the documentation is dated within 30 business days of note date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 53.55%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified wiith FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.20 months of reserves

300192813	e7655f26-ef9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing verbal verification of employment	The verbal verification of employment is missing for the borrower.
11/04/2016: Lender did not obtain a V VOE 10 days prior to consummation. However, a post consummation V VOE stating borrower is an active employee, Lender realizes this is a violation to lender UW guideline. Please ask investor for an exception. thank you
11/04/2016: Audit acknowledges that the VOE is outside of guidelines. Loan will be graded a B.11/04/2016: Exception is pending review from client.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 53.55%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified wiith FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.20 months of reserves

300192813	8e0ac176-ee9a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	10/31/2016: CDA	10/31/2016: A CDA report reflecting a value $860,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 53.55%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified wiith FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.20 months of reserves

300192813	4b913d03-7702-4747-80d7-3f205471b873	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	An LE was issued on the same date as a CD	The file contains a Closing Disclosure and a Loan Estimate, both dated XX/XX/XXXX. A Loan Estimate can not be issued the same day as a Closing Disclosure.	10/31/2016: CD provided on XX/XX/XXXX per system notes was just a preliminary CD sent to the closing agent. No CD's were sent to the borrower on XX/XX/XXXX.	10/31/2016: Audit reviewed the print screen, and has determined that sufficient evidence was provided, as verification, that the XX/XX/XXXX CD was not sent to the borrower. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 53.55%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified wiith FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.20 months of reserves

300192813	7f0cfb6e-f19a-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The loan file is missing the rate lock agreement.	10/31/2016: find uploaded interest rate lock confirmation	10/31/2016: Audit reviewed Confirmation of Rate Lock and Terms of Loan, and has determined that the loan was locked on 07/01/2016. Documentation submitted is deemed acceptable. Condition remains.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 53.55%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified wiith FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.20 months of reserves

300324887	4766ae3f-3704-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	03/14/2017: Fraud Guard Report	03/14/2017: Audit reviewed Fraud tool provided post closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.95%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.80 months reserves; Years on Job Borrower has 12 years on job

300324887	d70d2dea-4b04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated XX/XX/XXXX as the Loan amount increased from $XXX,XXX.XX to $XXX,XXX.XX. Prepaids increased from $X,XXX.XX to $X,XXX.XX.  The file is missing evidence of a valid change of circumstance.

03/16/2017: There were several conversations regarding rate structure and loan amount per system notes prior to or on date of rate lock. The loan amount of $XXX,XXX dated on LE X/XX was prior to loan registration date of X/XX. LE representing change circumstance of rate lock and increase in loan amount sent X/XX within 3 business days of change circumstance. Notes disclose that the borrower was notified that with the lower loan amount of $XXX,XXX the loan would no longer be a jumbo loan. The borrower amount the borrower put down determined the loan amount. please find system notes uploaded03/14/2017: borrower did not lock the rate on XX/XX/XXXX. Loan characteristics are subject to change.

03/16/2017: Audit reviewed the Lender Rebuttal, as well as documentation for COC, and has determined that the documentation submitted is deemed acceptable. Condition cleared.  03/14/2017: Audit reviewed the Lender Rebuttal, and has determined that it is required to validate with the COC on all costs that increase beyond tolerance if the ultimate charge to the borrower was higher than the tolerance set by the original LE dated XX/XX/XXXX. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.95%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.80 months reserves; Years on Job Borrower has 12 years on job

300324887	265ec19d-3904-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing VOR	The Verification of Rent is missing from the file.	04/11/2017: Please find uploaded VOR with rental dates beginning and ending04/05/2017: Please find uploaded Verification of rent04/03/2017: Please find uploaded VOR
04/11/2017: Audit acknowledges the client approved exception for post closing VOR. Loan will be rated a B.04/10/2017: Follow up request on status sent to Client.04/05/2017: Pending Client review.04/03/2017: Audit review of Post-Closing VOR is missing the "tenant rented from...to..." dates to verify borrower's prior 12 month housing history. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.95%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.80 months reserves; Years on Job Borrower has 12 years on job

300324887	109e846d-2e04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	03/13/2017: CDA	03/13/2017: CDA provided reflecting a value of $691,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.95%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.80 months reserves; Years on Job Borrower has 12 years on job

300202079	154137b5-ca79-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Missing evidence of earnest money deposit for $XX,XXX.XX.
09/23/2016: According to the purchase contract, $XX,XXX was to be made in the future. The departure property settled on XX/XX/XXXX and borrower received $XXX,XXX in proceed which is more than sufficient for the EMD.

09/23/2016: Audit concurs with the Lender Rebuttal, and has determined that the departure property closed well before the subject property. Reserves are sufficient and documentation submitted confirms "additional deposit". Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 192 months reserves

300202079	96c6f0e5-cb79-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXX.XX. The lender credit decreased to $XXX.XX on the final CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit.

09/26/2016: rate was not lock until XX/XX/XXXX. Any changes made prior were subject to market fluctuation. The lender credit reduced to zero on XX/XX/XXXX LE; then lender credit increased to $XXX on the XX/XX/XXXX LE and the subsequent LEs.09/23/2016: this change occurred pre-registration shopping period. Therefore the valid COC would both be driven by the borrower’s desire to choose a new scenario that was a better fit for them before registering.

09/26/2016: Audit reviewed the Lender Rebuttal, as well as the documentation submitted, and has determined that the "Change History" is deemed acceptable. Condition cleared.  09/23/2016: Audit reviewed the Lender Rebuttal, and has determined that the "Loan Detail Report" (pg1136) within the loan file reflects the Application date as XX/XX/XXXX. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 192 months reserves

300202079	17006e82-3279-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Missing executed final Closing Disclosure to document net proceeds of $XXX,XXX.XX from the Borrower's departing residence.	09/23/2016: signed Alta stmt showing $XXX,XXX due to borrower.
09/23/2016: Audit reviewed executed ALTA Settlement Statement for departure property, and has determined that documentation submitted is deemed acceptable. Sufficient evidence of net proceeds has been verified. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 192 months reserves

300202079	3738f601-b628-41ea-a046-ad4aa4bfe341	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID, Contact and Email and Phone of the Settlement Agent, the name, Address, License ID, Email and Phone of the Buyers Real Estate Broker and the License Id, Contact, Contact License ID, Email and Phone of the Seller's Real Estate Broker are missing.
09/21/2016: attached please find the corrected CD, LOE sent to borrower by US mail.
09/21/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 192 months reserves

300202079	48a35b37-3479-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F is missing the name of the service provider.	09/21/2016: attached please find the corrected CD, LOE sent to borrower by US mail.
09/21/2016: Audit review of revised CD includes payee to all fees in Section F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 192 months reserves

300202079	0e57cb73-cb79-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for LE dated XX/XX/XXXX as the loan amount has increased from $XXX,XXX to $XXX,XXX. The file is missing evidence of a valid change of circumstance.
09/26/2016: Loan was still in scenario when amount increased to $XXX,XXX. Loan was not registered until XX/XX/XXXX.09/23/2016: this change occurred pre-registration shopping period. Therefore the valid COC would both be driven by the borrower’s desire to choose a new scenario that was a better fit for them before registering.

09/26/2016: Audit reviewed the Lender Rebuttal, as well as the documentation submitted, and has determined that the "Change History" is deemed acceptable. Condition cleared.09/23/2016: Audit reviewed the Lender Rebuttal, and has determined that the "Loan Detail Report" (pg1136) within the loan file reflects the Application date as XX/XX/XXXX. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 192 months reserves

300202079	95aa9cde-ca79-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing letter from borrower's spouse for 100% access to funds for asset account listed in both names.
09/16/2016: Please find uploaded asset Disclosure and Account Agreement. Per page 26 of 48 All account holders agree that each account holder has authority to transact any business on behalf of the account as fully and completely as if he or she were sole owner of the account.

09/16/2016: Audit reviewed Disclosure and Account Agreement, and has determined that language is included with regards to all account holders agreeing that each account holder has authority to transact any business on behalf of the account as fully and completely as if he or she were sold owner of the account. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 192 months reserves

300202079	d9e98015-a640-4b6f-b2f6-a217b4578495	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing the seller's Closing Disclosure.	09/16/2016: Please find uploaded the seller's closing disclosure	09/16/2016: Audit reviewed executed Seller's CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 192 months reserves

300202079	29c57dc7-3479-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is required.		09/12/2016: CDA provided reflecting a value of $815,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 192 months reserves

300204159	e84608fc-8689-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for LE as the Loan Amount has changed from $XXX,XXX to $XXX,XXX. The file is missing evidence of a valid change of circumstance.	10/04/2016: COC attached, please refer to the highlight	10/04/2016: Audit reviewed Change History print screen, and has determined that the borrower requested loan amount change as documented on said print screen. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves

300204159	e2bb1076-6fa0-403b-94bb-71f3a4d0f323	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD is missing required data under the General Information section for the field titled File #.		10/04/2016: Audit review of missing Settlement Agent file number on CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves

300204159	a3bed440-8489-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance has insufficient coverage. Hazard insurance reflects dwelling coverage of $XXX,XXX, total cost new per appraisal is $XXX,XXX and loan amount is $XXX,XXX. There is a shortfall of $XXX,XXX.
10/06/2016: please see attached from agent.
10/06/2016: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves

300204159	75e037b7-6886-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		09/28/2016: A CDA report reflecting a value $990,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves

300204159	0e3e8709-72a0-4c48-9aba-db6de51c1d84	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX for the taxes vs. the actual amount of $X,XXX.XX

10/04/2016: Although XXX agrees with reviewer’s finding that the Estimate Tax, Insurance & Assessments is incorrect on the Final CD. However, XXX also disagrees with reviewer’s finding that the taxes is $X,XXX.XX per month. Attached please find the search which showing taxes due for the year is $XX,XXX which equals to $X,XXX.XX per month. Please direct XXX evidence of $X,XXX.XX per month taxes due.

10/04/2016: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of -$XX.XX. The Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XXX a month. Loan will be rated a 'B' for all agencies. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves

300204159	3e4d00b1-e9a3-4ea7-9588-0515e8e0dd4d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The missing field name: Name and License Number of the Borrowers Real Estate Broker & Sellers Real Estate is missing.
10/04/2016: Audit review of missing CD Contact Information, other than Lender or Broker XXXX or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves

300204159	3f1585ff-114a-4cc8-b121-06d896215952	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Final Closing Disclosure Document does not match LE Document values for Principal & Interest – Projected Payment Table
The final Closing Disclosure does not match the most recent, locked Loan Estimate values for Principal & Interest – Projected Payment Table. The Loan Estimate dated XX/XX/XXXX shows Principal & Interest payment of $X,XXX.XX and CD shows $X,XXX.XX.
10/04/2016: the principal amount on the 08.09. LE reflecting $XXX,XXX while the Final CD reflecting principal amount of $XXX,XXX.
10/04/2016: Audit reviewed final CD, and has determined that the Final Closing Disclosure Document does not match LE Document values for Escrow – Projected Payment Table 1026.37( c)(4) and (5), however this is non-material. The borrower requested a loan change amount, as documented on the Change history print screen. Loan will be rated a B.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves

300204159	7b7eab61-cb20-444f-af6b-d2eb5f34c4fe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflect the following fees Title-Abstract/Search, Title-Closing fee, Title-Survey End, and Title-Tax Certificate with no resulting CoC for any subsequent disclosures. The final CD reflects Title-Abstract/Search fee for $XXX, Title-Closing fee for $XX, Title-Survey End fee for $XXX, and Title-Tax Certificate fee for $XX.XX resulting in a $XXX.XX refund due for cure.
															10/04/2016: COC attached, please refer to the highlights	10/04/2016: Audit reviewed Change History print screen, and has determined that ALL fees were disclosed to the borrower. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26 months reserves

300203713	d209a429-bca5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XX.XX ($XX.XX at 10%) with no resulting COC for any subsequent disclosures. The Final CD reflects a charge of $XX.XX for a variance/refund required of $XX.XX to meet 10% threshold.

11/18/2016: LOX, refund cheque, and XXX tracking.11/14/2016: Lender's reviewer agrees a refund is owed in the amount of $XX.XX because the change was not disclosed timely. Will provide evidence of CD, letter of explanation, copy of check and proof of delivery upon receipt.

11/18/2016: Audit review of check copy for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.11/14/2016: Audit reviewed Lender Rebuttal, waiting for pertinent documentation to be provided.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.30%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.88%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810

300203713	eef2a5ed-29a5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation
The maximum age of asset documents is 90 days.  The quarterly account statement provided for the borrower’s annuity has expired.  The most recent account statement that does not exceed the 90 day maximum must be provided.

11/14/2016: Per lender guidelines all documents including source of funds/assets must be dated no more than 120 days prior to note date. Loans underwritten to lender guidelines. See below 5.4. Age of Documentation (Effective: 6/7/14) Unless stated differently in the product descriptions, the following guidelines apply for document expiration: With the exception of the credit report, all documents must be dated no more than 120 days prior to the Note date. This includes verifications of employment, income, sources of funds, payment histories and the title commitment.
11/14/2016: Audit concurs with Lender Rebuttal, condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.30%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.88%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810

300203713	fe91561f-bca5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
An Initial CD was issued on XX/XX/XXXX, however there were three Loan Estimates dated XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX that were issued after the Initial CD.  Loan Estimates cannot be issued after a Closing Disclosure.
11/14/2016: The closing disclosure was not sent to the borrower. The disclosure was prepared as a worksheet for the title company. Please see system notes below.
11/14/2016: Audit reviewed print screen that CD was not provided to the borrower but only to the title company, and has determined that sufficient evidence was provided. Documentation submitted is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.30%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.88%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810

300203713	ed2260b4-6a83-4bf9-8083-ef8a674442a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee of $XXX.XX reflected in section B of the final Closing Disclosure was not accurately disclosed.  According to the invoice provided in the file, the Appraisal Fee was $XXX.XX and the Appraisal Management Fee was $XXX.XX.  This breakdown must be reflected in section B of the Closing Disclosure.  Please note that a letter of explanation to the borrower must also be issued.

11/14/2016: The CD does not require separate disclosure of the Appraisal Management Fee and the Appraisal Fee, but rather provides the option to do so. It is the lender's option to combined the fee. Per your e-mail dated XX/XX @ XX:XX we should not receive exception findings of this nature moving forward.
11/14/2016: Audit consulted with Compliance, and has determined that the finding is invalid. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.30%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.88%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810

300203713	aac39e3a-f174-4b62-815a-bed143fe5319	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX does not reflect an Origination Fulfillment Services fee and there was no resulting COC for any subsequent disclosures.  Final CD reflects an Origination Fulfillment Services fee of $XX.XX for a variance/refund required of $XX.XX.

11/14/2016: The $XX.XX Origination fulfillment fee is a fee paid to us from the business source. Although it is required to be shown on the CD, it would not have been disclosed to the Borrower timely or otherwise because it isn’t charged to the Borrower. There isn’t a change of circumstance involved.
11/14/2016: Audit concurs with the Lender Rebuttal, no charge to borrower. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.30%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.88%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810

300203713	63b02e47-2aa5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/14/2016: CDA	11/14/2016: A CDA report reflecting a value $695,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.30%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.88%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810

300233664	be678fd8-5fa8-423b-bacb-00eba7744ce2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.
The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrowers within 3 days of the application date.  The Home Loan Tool Kit is dated XX/XX/XXXX which is more than 3 days after the application date.
															12/27/2016: the subject property ID date was 10.18.16. The Home Loan Tool Kit was sent with the Fed & State doc dated XX.XX.XX. The Home Loan Tool Kit commence from page 23.	the subject property ID date was XX.XX.XX. The Home Loan Tool Kit was sent with the Fed & State doc dated XX.XX.XX. The Home Loan Tool Kit commence from page 23.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.18%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months;  report verifies 82 months payment history with no late payments reported

300233664	050549d8-edc6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided in the loan file.		12/21/2016: CDA provided reflecting a value of $1,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.18%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months;  report verifies 82 months payment history with no late payments reported

300233664	2403d27d-ecc6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure is missing the government entity. Please provide a LOE and confirmation of delivery to the borrowers.	01/05/2017: LOE, amended CD sent to borrower by US mail.
01/05/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.18%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months;  report verifies 82 months payment history with no late payments reported

300233664	fca10729-7085-4b2f-bdbb-953237024d9a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.
Missing Affiliated Business Disclosure within 3 business days of the application date.  The Affiliated Business Disclosure in the loan file is dated XX/XX/XXXX which is not within 3 business days of the loan application date.
															12/27/2016: the subject property ID date was XX.XX.XX. The Affiliated Business Disclosure was sent with the Fed & State doc dated XX.XX.XX. please refer to pages 7-14.	12/27/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.18%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months;  report verifies 82 months payment history with no late payments reported

300233664	e7d2cbe8-44c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	General Credit Exception	Client Overlay Exception, Client to Review - comps are not similar in lot size to subject; which makes it outside of guideline requirements
01/31/2017: Audit acknowledges that the comps are not similar in lot size to subject and is outside of guidelines. However, the appraiser addressed this in the OA and the CDA supports the value. Loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.18%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months;  report verifies 82 months payment history with no late payments reported

300233664	7ea5cddb-602b-42f8-a59b-a764bdd4ca58	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The license number of the Settlement Agent is missing, the name , License ID, Email and Phone Number of the Borrower’s Real Estate Broker are missing and the Name, Address, License ID, Email and Phone of the Seller’s Real Estate Broker are missing.  Please provide a LOE and confirmation of delivery to the borrower.
01/05/2017: LOE, amended CD sent to borrower by US mail.
01/05/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.18%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months;  report verifies 82 months payment history with no late payments reported

300224938	5e0f44f7-a4c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception	Lender did not provide an ATR/QM status determination supporting Pass status for QM Safe Harbor qualification.		12/22/2016: Lender's ATR/QM status determination supporting Pass status for QM Safe Harbor was provided. Condition cleared.
300224938	6ab456e5-a4c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
CD is missing number of months Property Taxes paid in Section F. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
12/23/2016: Please find uploaded CD and letter of explanation sent to borrower via US Postal Service regular mail
12/23/2016: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300224938	70354a72-f8c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/16/2016: CDA provided reflecting reconciled value of $1,600,000 at 0% variance is deemed acceptable. Condition cleared.
300224938	300ba78f-f7c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A	The Application Fee in section A of the final Closing Disclosure is missing the name of the payee.	12/23/2016: payee for application fee in section A not required-
12/23/2016: Audit concurs with the Lender Rebuttal, the Section A charges only need to reflect “name” of payee if the creditor is paying compensation to a third party loan originator – then the name of the third party loan originator receiving payment would need to be disclosed. Condition rescinded.

300224938	ec8ccdc8-8b1b-4ceb-bbe2-1d2d2997467a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $XX.XX.  It appears the Lender included $XX.XX from the prepaid interest credit in the TOP calculation.
															12/23/2016: As mentioned by the reviewer the total of payments have been identified as over-disclosed. Redisclosure should only be required when under-disclosure. No harm to the borrower	12/23/2016: Audit consulted with Compliance, and has determined that Total of Payments (TOP) over disclosure less than $100 is non-material. Loan will be graded a B.
300224938	3f65d298-90f7-48d4-b7f8-c86293ba662b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.  The Lender credit decreased to $X,XXX.XX on the final Closing Disclosure with no indication of a valid COC to account for the $XXX.XX decrease in the credit.
12/23/2016: The change in lender credit was a result of borrower request for reduced loan amount. Please see system notes and change history attached.
12/23/2016: Audit reviewed lender's system notes, as well as the change history, and has determined that the documentation submitted is deemed acceptable. Evidence of borrower requesting loan amount change was provided to verify decrease. Condition cleared.

300377311	ea98eac3-00b3-4451-a5dc-b0f81b9c674f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	The Seller Closing Disclosure was missing from the loan file.	05/11/2017: seller CD attached	05/11/2017: Audit reviewed Seller's Closing Disclosure, and has determined that the client has adopted SFIG guidance. Therefore, the finding is invalid. Condition rescinded.
300377311	f81b4ab2-ad34-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report		05/09/2017: A CDA report reflecting a value $715,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300408805	5377fee7-bc4a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/09/2017: CDA provided reflecting a value of $760,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300268737	145a50d1-ffd0-4454-b394-e6e5dd887f54	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing Homeownership Counseling Disclosure. Additional conditions may apply.	01/17/2017: HUD Homeownership Counseling Disclosure	01/17/2017: Audit review of HUD Homeownership Counseling Disclosure was provided within 3 days of Application date, documentation submitted is deemed acceptable. Condition cleared.
300268737	5d8d78f9-e1c6-4107-9875-b1416074ab13	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Missing Notice to Home loan Applicant & consumer score disclosure.	01/17/2017: XXX	01/17/2017: Audit review of Notice to Home loan Applicant & consumer score disclosure documentation submitted is deemed acceptable. Condition cleared.
300268737	1d015610-61d7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE is missing from the loan file. Additional conditions may apply.	01/17/2017: WLSP	01/17/201: Audit review of WLSP dated XX/XX/XXXX documentation submitted is deemed acceptable. Condition cleared.
300268737	6ca851cc-61d7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	01/17/2017: CDA	01/17/2017: A CDA report reflecting a value $550,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300268737	7cf14eb2-1628-43bf-9609-b65b3f383d57	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Loan tracking indicates an LE was sent on XX/XX/XX. Additional conditions may apply.	01/17/2017: XX.XX.X LE	01/17/2017: Audit review of LE dated XX/XX/XXXX documentation submitted is deemed acceptable. Condition cleared.
300268737	eea1f018-ba52-411b-8e3b-96f45d87d2e4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	Appraisal disclosure is missing from the file. Additional conditions may apply.	01/17/2017: the appraisal disclosure is found on page 3 of the XX.XX.XX LE under Other Considerations.	01/17/2017: Audit review of LE dated XX/XX/XXXX reflects Appraisal Disclosure verbiage and documentation submitted is deemed acceptable. Condition cleared.
300306335	9d8933ce-839e-4e8b-b57a-4a50eaa802a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrowers.	02/09/2017: E delivery Electronic Delivery
02/09/2017: Audit reviewed print screen for "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.02/09/2017:  No documentation provided for review.  Condition remains.

300306335	a6c21f7f-3ded-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	02/08/2017: CDA
02/08/2017: A CDA report reflecting a value $875,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.02/07/2017: A CDA report dated 01/09/2017 with a value of $875,000.00 and 0.00% variance from the $875,000.00 value.  Condition cleared.

300306335	2a2c797c-5eed-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The State Mortgage Recordation Tax of the final CD reflects the payee as "Other" and is missing the name of the government entity. Please provide a LOE and confirmation of delivery to the borrower.	02/09/2017: amended CD showing payee
02/09/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and and documents were sent postal therefore no tracking available. Loan will be rated 'B'. 02/09/2017:  Cleared in error.  The CD provided is dated 1/19, however, the loan file contains a post close CD That has an incorrect  payee for State Mortgage Recordation Tax.  Condition remains.02/09/2017:  Received revised CD adding payee to Section E.  Condition cleared.02/07/2017:  A Post Close CD in the loan file reflects "State" and no LOE or confirmation of delivery.  Condition remains.

300309711	6cac152a-65cb-48a3-b455-de0e541b8221	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Right to cancel form provided is form H-8. Form H-9 is required for same servicer refinances.
02/15/2017: The H8 form is used correctly. The prior lender was a different company whereas we are the current lender; 2 separated entities. The H8 is utilized when borrower refinanced with the different lender as in this transaction. On the contrary the H9 is required if the borrower chosen the same lender on a refinanced transaction. The criteria is on the lender, not the servicer.
02/15/2017: Audit reviewed the Lender Rebuttal, as well as re-analyzed loan file, and has determined that the loan has "no new money", therefore finding is rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.21%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 237 months reserves

300309711	ee5544a1-04f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate lock agreement not provided in file. Addition conditions may apply.
02/15/2017: Per system notes rate lock occurred on XX/XX due to system issues the application package with lock confirmation was held. Rate was re-applied on XX/XX however lock confirmation not sent until 12/27. The change history and evidence of rate lock (reapplied on XX/XX) confirmed by loan estimate sent to borrower via e-delivery. The change circumstance for LE dated XX/XX was a result of reapplying the rate due to system concerns.
02/15/2017: Audit reviewed evidence, via print screen, of the Rate Lock date, and has determined that the Rate was locked on 12/16/2016. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.21%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 237 months reserves

300309711	968904be-04f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA not provided.	02/14/2017: CDA	02/14/2017: CDA provided reflecting a value of $2,030,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.21%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 237 months reserves

300309711	8071781e-05f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation	Third party fraud report, page 405, reflects an alert: For MLS property data please re-score your loan. Evidence not provided in file
02/15/2017: The MLS Data is not one of the modules checked, see page 374. The appraisal provides MLS data which showing the subject property is not nor listed for sale the past 12 months. Running the MLS module in the Third party fraud report would deemed redundant.
02/15/2017: Audit concurs with the Lender Rebuttal, Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.21%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 237 months reserves

300309711	7acff552-05f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing K-1	K-1 for business D on 2015 Schedule E Part II not provided per QM regulations. Additional conditions may apply.	02/15/2017: The ID number on the 2nd and 4th business names are one the same on the 2015 Schedule E Part II.	02/15/2017: Audit re-analyzed the Schedule E Part II (D), and concurs with the Lender Rebuttal. Schedule E Part II (B) and (D) reflect the same Employer ID number. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.21%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 237 months reserves

300309711	97da1794-2569-4d82-ad50-33e8c456316d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Borrowers consent to receive forms electronically not provided in file.	02/15/2017: Please find uploaded borrowers E-Delivery Acceptance	02/15/2017: Audit reviewed print screen for "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.21%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 237 months reserves

300309711	36450e45-12f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for LE dated XX/XX/XX and XX/XX/XX. Additional conditions may apply.
02/15/2017: Please find uploaded Change circumstance history. The XX/ LE was generated and sent to borrower as a result of the rate being re-applied due to system issues. The XX/XX LE was generated as a result of generating the lock confirmation also a result of system issues which delayed the delivery of the lock confirmation and system updates to reflect rate as locked.
02/15/2017: Audit reviewed the Lender Rebuttal, and has determined that the evidence of COC, via Change History print screen, as well as the explanation is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.21%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 237 months reserves

300309963	fd3d1650-b2dc-4eab-8463-c4d4be21e77c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR Re-disclosure.  The final Closing Disclosure reflects an APR of 3.799%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a different of X.XXX% and exceeds the allowable tolerance of 0.125%.
															02/07/2017: The APR was re-disclosed with the initial CD dated XX/XX/XXXX. Loan closed on X/XX. Re-disclosed APR was disclosed timely. Please see initial CD uploaded	02/01/2017: This is non-material for an over-disclosure. The loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.88%; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 55.00%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.5 months reserves

300309963	c999540a-4c86-4858-99f8-84142d7daaec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.	02/08/2017: borrower were signed with live signature.02/07/2017: Please find uploaded e-consent
02/08/2017: Audit concurs with the Lender Rebuttal, and has determined the borrower signed all compliance disclosure with a live signature. Therefore, evidence of borrower acceptance of the E-Consent is not required. Condition cleared. 02/07/2017: Audit reviewed print screen, and has determined that the documentation submitted does not reflect an E-Consent acceptance date. Evidence provided was not sufficient to clear finding. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.88%; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 55.00%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.5 months reserves

300309963	59e56af3-b7e8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															02/07/2017: Please find uploaded the 3rd party fraud tool	02/07/2017: Audit reviewed Fraud Tool, and all red flags are cleared. Fraud tool was pulled post-closing. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.88%; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 55.00%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.5 months reserves

300309963	2b6b47fc-b7e8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	02/03/2017: CDA	02/03/2017: A CDA report reflecting a value $1,740,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.88%; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 55.00%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.5 months reserves

300309963	da925baf-b8e8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.	02/08/2017: Please find uploaded CD and letter of explanation sent to borrower via regular US Postal service mail.
02/08/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.88%; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 55.00%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.5 months reserves

300322510	db5e2513-c81b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	04/14/2017: CDA	04/14/2017: A CDA report reflecting a value $1,100,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300436468	9ae97a15-5541-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA Report was not provided		05/31/2017: CDA provided reflecting a value of $1,355,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300331368	5e1018ec-e204-453b-a66c-006d00ff7240	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  The initial Closing Disclosure in the loan file was marked as a Draft copy and not final initial CD was located in the file or receipt.  The tracking disclosure does not indicate the initial CD was sent or viewed by the borrower.
03/27/2017: Please find uploaded initial closing disclosure dated XX/XX/XX and e-delivery confirm evidencing uploaded on XX/X and viewed by borrower same day XX/XX
03/27/2017: Audit review of print screen reflects borrower received CD same day, verified by copy of initial CD executed and dated same day, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

300331368	34216962-88c9-4497-b90a-0b7affc1f3cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE and confirmation of delivery to the borrower.	03/27/2017: Please find corrective action uploaded with suspense item for flood insurance on CD
03/27/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300331368	de7db261-0d9a-4c6f-a925-ad8901e6e503	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XX reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit.
03/27/2017: lender credit changed as a result of decrease in loan amount. please find uploaded system notes and change history. Borrower appraisal value came in lower than listed.
03/27/2017: Audit reviewed the Lender Credit, as well as the "change history", and has determined that sufficient evidence was provided reflecting the loan amount decrease and change in credit. Documentation submitted is deemed acceptable. Condition cleared.

300331368	c5e680a4-1a10-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Flood Insurance in section F of the final CD is missing the name of the service provider. Please provide a LOE and confirmation of delivery to the borrower.	03/27/2017: Please find uploaded closing disclosure corrective action
03/27/2017: Audit review of revised CD includes Section F Flood Insurance listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300331368	801e6610-4264-4976-a275-f3d65f00006d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX vs. the actual amount of $X,XXX.XX
03/23/2017: CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XX.XX Loan will be rated a 'B' for all agencies.
300343612	70a97f0d-8e0f-4fc7-ae61-05f2402c7bfc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $XX,XXX,XXX.XX, an over-disclosure of $X.XX.		04/17/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.5  months reserves; Years in Primary Residence Borrower has resided in subject for 3 years

300343612	f146b55f-ab23-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage. The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX.XX in dwelling coverage with 120% replacement cost $XXX,XXX for total coverage of $XXX,XXX. The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX which reflects a $XX,XXX coverage shortfall.  Cost Estimator must be provided.

05/17/2017: signed processor cert05/12/2017: Please find uploaded processor's certificate with HOI Agents confirmation policy provides 100% replacement. The certification is provided in lieu of a cost estimator as many agents use internal systems or 3rd party vendors and may not be permitted to transfer data/information. The certificate provides the name and phone number of the agent providing confirmation05/01/2017: Lender ask the reviewer to further review lender’s requirement on replacement value-please refer to the highlighted attached(page 2). Verbally given and property documented is accepted. Lender on 04.26.17 uploaded documentation between lender and the insurance agent showing the replacement value which is also attached(last page) for the reviewer convenience. 04/28/2017: please review further as the Hazard insurance for the property meets lender requirements. per lender guidelines listed the following terminology is generally included on the policy "REPLACEMENT COST" which represents the insurers confirmation of sufficient coverage to replace/rebuild: Replacement Cost Coverage The insurer must supply confirmation that the policy coverage is sufficient to cover the insurable value of the improvements. The following terminology is generally included in the policy value: Guaranteed Replacement Cost, 100% Replacement Cost, Extended Replacement Cost, Replacement Cost, or RC.04/27/2017: Lender did verbally verify with the hazard insurance agent that there is sufficient replacement coverage. Please see highlighted.4/20/2017: The declaration page attached showing the policy provides Replacement Cost, in highlight. In contrary to reviewer’s finding on coverage shortfall, the appraisal indicating the Cost-New is $433,650 which is lower than the coverage limit showing on the declaration page.

05/17/2017: Audit reviewed the executed Processor's certificate that verifies 100% Replacement Guarantee per agent, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 05/12/2017: Audit reviewed the Lender Rebuttal, as well as the Processor's certificate, and determine that the document is required to be executed by the processor. Condition remains.   05/01/2017: Audit reviewed the Lender Rebuttal, as well as the insurance documentation provided, and has determined that the INVESTOR requires documentation from the insurance carrier reflecting "Guaranteed" replacement costs in the form of a Cost Estimator. Provide evidence from the insurance carrier to verify adequate coverage for replacement costs. Condition remains.   04/28/2017: Audit reviewed the Lender Rebuttal, as well as the documentation provided, and has determined that the policy must reflect "GUARANTEED" Replacement costs. Therefore, a cost estimator from the insurance carrier is required to verify adequate coverage for replacement costs. Condition remains. 04/27/2017: Audit reviewed the Lender Rebuttal, as well as the documentation, and has determined that a replacement cost estimator from the insurance carrier for sufficient coverage is required. Conditions remains. 4/20/2017: Audit does not consider the cost estimated new on the appraisal for hazard coverage amount as it is only for information purposes, a cost estimator from the hazard insurer is required to determine if hazard coverage provided by the hazard insurer is sufficient to cover the insurer's replacement value as the hazard coverage does not cover the loan amount. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.5  months reserves; Years in Primary Residence Borrower has resided in subject for 3 years

300343612	742d708e-5324-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Ineligible Transaction
The subject loan is an ineligible transaction as a Buydown Agreement and Buydown Payment Schedule were provided in the file reflecting borrower's employer is reducing loan payments for the first 3 years of the loan term.  Per lender's guidelines, buydowns are not permitted.

04/28/2017: Please review further with your client. The buy down is not a traditional buy down program but more of an employer incentive which does not affect the terms and conditions of the Note held by the lender. The employer incentive allows for contributions at a certain percentage towards the borrowers payments and in no way reduces the rate listed on the original Note. The investor (XXX) has previously reviewed and found loans with such incentives to be eligible for funding. Thank you4/20/2017: In contrary to reviewer’s exception, there is no buydown. It is precisely an employer payment assist program. The employer agreed to pay portion of the mortgage payment during the first 3 years. Terms of the condition and portions of the payments during the first 3 years are attached in the following pages. The loan terms/ payments to the Note did not change. Lender ask the reviewer to go over the first 3 bullets points in highlight stating the employer agreed to pay portions of the payments on the Note from the next page. Borrower is responsible for the remaining balance each month. On the last page outlined the employer assist portion on the first 3 years. Please note that the despite the reduced portion from the employer during the indicating years. The total amount of the monthly payments due matching the terms on the Note.

05/12/2017: Audit acknowledges the client approved exception. Loan will be rated a B.04/28/2017: Exception is pending review from client.4/20/2017: Although the employer is paying a portion of the mortgage payment, the agreement provided is labeled and set up as a temporary buydown agreement.  A review of the agreement/buydown calculator indicates the borrower is paying a reduced rate for the 3 years which is considered as a buydown. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.5  months reserves; Years in Primary Residence Borrower has resided in subject for 3 years

300343612	fbad53b8-0225-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA XXX number does NOT match the Title, Legal or Appraisal XXX number. Provide CDA with corrected XXX.	05/16/2017: CDA
05/16/2017: A CDA report reflecting a value $815,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. APN verified against pertinent documents and is deemed acceptable. Condition Cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.5  months reserves; Years in Primary Residence Borrower has resided in subject for 3 years

300335459	40535c88-f549-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															06/08/2017: Please find uploaded for review the third party fraud tool	06/08/2017: Audit reviewed Fraud tool provided post-closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum Guidelines required 12 months reserves, loan qualified with 121.80 months reserves; Years Self Employed Borrower has 16.28 years self employed

300335459	bcbade4a-f549-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/07/2017: CDA provided reflecting a value of $957,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731; Reserves are higher than guideline minimum Guidelines required 12 months reserves, loan qualified with 121.80 months reserves; Years Self Employed Borrower has 16.28 years self employed

300346081	070fe8d9-0ade-419f-b15f-5274aa6c938e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The XXXX License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.
05/22/2017: Please find uploaded the amended CD and Letter of explanation to the borrower sent via regular US postal service mail delivery. No refund due, corrected the CD to match the Escrow Statement (payoff increased, recording/notary decreased) Added XXXX number to page 5

05/22/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. 05/22/2017: Audit reviewed the downloaded documents, and has determined that the amended CD was NOT provided. Both downloads were of the cover letter to the borrower. Provide amended CD. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.84%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 735; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 40.83%

300346081	bdab961a-d169-41d0-ae54-d8a5f8128f17	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA – Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	05/12/2017: Please find uploaded the Risked Based Pricing Notice	05/12/2017: Audit review of FACTA – Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.84%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 735; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 40.83%

300346081	d94a6b8a-8235-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XX,XXX.XX. A cost estimator from the insurer was not provided.
05/16/2017: Please find uploaded borrowers HOI policy which identifies extended coverage. Please see page 20 with references extended coverage as 125%
05/16/2017: Audit reviewed Hazard Insurance Declaration page, as well as Policy provided, and has determined that an Extended Replacement Costs endorsement is included within the policy for up to 125%. Dwelling coverage is $XXX,XXX x 1.25%= $XXX,XXX.XX total coverage. Adequate coverage provided, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.84%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 735; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 40.83%

300346081	17fa96a1-a535-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to borrower of $X,XXX.XX vs the Final CD CD which reflects a cash to borrower of $X,XXX.XX with a discrepancy of $XXX.XX.  Provide explanation for the discrepancy, along with copy of refund check and proof of delivery within 60 days of consummation if applicable.

05/22/2017: Please find uploaded the amended CD and Letter of explanation to the borrower sent via regular US postal service mail delivery. No refund due, corrected the CD to match the Escrow Statement (payoff increased, recording/notary decreased) Added XXXX number to page 5

05/22/2017: Audit compared the Final Settlement Statement and Post Closing CD, and has determined that Final Settlement Statement  and Post Closing CD reflect the same cash to borrower. Condition cleared.05/22/2017: Audit reviewed the downloaded documents, and has determined that the amended CD was NOT provided. Both downloads were of the cover letter to the borrower. Provide amended CD. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.84%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 735; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 40.83%

300425609	9d757ae8-223f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing W-2	Per lender's guidelines, IRS W-2 forms must cover the most recent two years. Only 2016 W-2 was provided in the loan file. 2015 W-2 form was not provided in the loan file.	05/24/2017: As stated by the reviewer the 2015 W-2 has not been provided. However in lieu of the loan file is documented with the 2015 IRS transcript.	06/20/2017: Audit acknowledges the client approved guideline exception for missing 2015 W2. Loan will be rated a B. 05/24/2017: Exception is pending review.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 28.84%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 68.50 months reserves

300342894	b7be4eae-5088-4563-9a95-ed0301bab2d8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX.		04/03/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300342902	c11239fd-a145-4f1b-86e0-3904ae849a55	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing the Borrower's Intent to Proceed. Provide Intent to Proceed acknowledgement from the borrower.	04/14/2017: Please find uploaded borrower intent to proceed
04/14/2017: Audit reviewed print screen for "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.

300342902	fd879154-c81e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.	04/18/2017: CDA	04/18/2017: A CDA report reflecting a value $1,100,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300342902	987fd685-d71e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
The borrower signed the initial CD dated XX/XX/XXXX with the consummation date and the final CD was not signed at closing.  The tracking disclosure in the loan file reflects the borrower viewed the CD dated XX/XX/XXXX and did not sign this CD.  Provide a final CD signed at closing.

05/15/2017: amended CD reflected the amount borrower paid at closing sent to borrower via UPS. 04/14/2017: As stated by the reviewer the CD was issued on X/XX, however signed by borrower on X/XX with borrower having received with timing requirements. No changes identified and no harm to borrower.

05/15/2017: Audit reviewed the amended CD, Notification to borrower, as well as the proof of delivery reflecting "received by" with borrower's name. Documentation submitted is deemed acceptable. Condition cleared. 04/14/2017: Audit reviewed the Lender Rebuttal, and has determined that a final CD (p201) was provided AFTER the initial CD but before the consummation date with updated Sections E, G and H fees. Most current issued CD (p201) was not executed by the borrower as the final CD. Condition remains.

300345273	b391eb55-feb6-4a91-b444-bfaeba78f3fc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%. The Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, a difference of -X.XXX% and exceeds allowable tolerance of 0.125% for purchases.
5/3/2017: Over-disclosure of APR is considered a non-material finding. Loan will be graded a B for all agencies.
300346236	86291b0e-ddbf-4c1e-9105-ca2f584bcd45	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The Phone Number for the Lender is missing and the E mail address for the  Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.

04/19/2017: Audit review of missing LE/CD Contact Information, other than Lender or Broker XXXX or Settlement Agents license number (if required by State), is non-material. The client has adopted SFIG guidance. Condition rescinded.

300461108	942e98e9-a14f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing credit report	Credit report was not provided in the loan file.	06/16/2017: credit report	06/16/2017: Audit reviewed the Credit Report dated PRIOR to closing, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.88%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.7 months reserves; Years on Job Borrower has 9 years on job

300434424	e232b784-3050-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Ineligible Transaction	A Buydown Agreement & Buydown Calculator were provided in the loan file. Per lender's guidelines, buydowns are not permitted.
06/16/2017: Despite the wording on the agreement, this is actually an employer subsidy provided to borrower for relocating due to cost of living adjustment. The employer agreed pay different amounts toward the mortgage payment during the first X years. Attached please find the subsidy policy from the employer. The investor has previously reviewed and found loans with such incentives to be eligible for funding, please refer to loan No.

06/16/2017: Audit reviewed the Lender Rebuttal, and after consulting with Compliance, it has been determined that in review of the Note Agreement, it would not constitute a standard buy down agreement as there is no reduction in payment received by the lender/servicer under the terms of the note. Loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.2 months reserves

300434424	f57d116c-904f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Title-Notary Fee listed in section C of the final Closing disclosure does not list the name of the entity.	06/16/2017: amended CD and LOX sent to borrowers via US mail.
06/16/2017: Audit review of revised CD includes payee to Notary Fee in Sections C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.2 months reserves

300434424	d9de23d7-924f-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing credit report	File is missing the Credit Report.	06/16/2017: credit report	06/16/2017: Audit reviewed the Credit Report dated PRIOR to the Note date, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 113.2 months reserves

300373861	76f535c8-f329-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	04/27/2017: CDA	04/27/2017: A CDA report reflecting a value $830,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300373861	955fc143-c740-4522-919c-62973a3f673b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%. The Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of -X.XXX% and exceeds allowable tolerance of 0.125%.
04/28/2017: The final Closing Disclosure reflects an APR of X.XXX%. The initial Closing Disclosure reflects an APR of X.XXX%, which is a difference of .XXX%. Condition cleared.
300348538	702b1fd0-a074-49bd-8089-edd8ae4f24a6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX an over-disclosure of $X.XX.		05/15/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300355754	f1cbf151-2042-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		05/31/2017: CDA provided reflecting a value of $2,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300356057	0fccea4e-ccd2-4c3e-9fc4-01860d69ba81	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The LE is missing from the loan file.	05/12/2017: LEs attached	05/12/2017: Audit reviewed LE's dated XX/XX/XXXX and XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300356057	e99b9925-7c97-439d-93b2-7addb76ac910	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP was not found in the loan file.	05/12/2017: WLSP attached	05/12/2017: Audit reviewed WLSP dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300425604	092bdfe5-f186-4e19-87b8-736026df64b8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP in file dated X/XX/XXXX and Loan Estimate in file dated X/XX/XXXX.	05/18/2017: subject property was not identified until XX.XX.XXXX which was the last piece of data to complete an application.
05/18/2017: Audit reviewed the documentation submitted, and has determined that sufficient evidence was provided to confirm the subject property was identified on XX/XX/XXXX to complete the application. WLSP is dated XX/XX/XXXX with initial LE dated the same. Documentation is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 5 years same job.
300425604	b4e7c204-f25e-4b00-b2a7-96a05dad4d24	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.	05/18/2017: subject property was not identified until XX.XX.XXXX which was the last piece of data to complete an application.
05/18/2017: Audit reviewed the documentation submitted, and has determined that sufficient evidence was provided to confirm the subject property was identified on XX/XX/XXXX to complete the application. The disclosures were provided with 3 days of Application date. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 5 years same job.
300425604	18e4ef34-5d3a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing most recent statement dated within 90 days of Note for retirement funds listed on final 1003.

05/18/2017: Loan closed on XX/XX/XX. In contrary to reviewer’s statement, lender’s guideline allows 120 days from Note date other than the credit report. Attached please find the XXXXX XXXXX statements from XXX XXXX to XXXXX XXXX. On the 401K, borrower provided the XXXX 4th quarter statement and the summary balance as of XX/XX/XXXX. Plus the terms and conditions of withdrawal from 401K.

05/18/2017: Audit reviewed the recent 401k statement (quarterly statements), as well as conditions of withdrawal, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 5 years same job.
300425604	2c5d23e3-0698-4640-8783-417fc2481d63	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	The Special Information Booklet in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.	05/18/2017: subject property was not identified until XX.XX.XXXX which was the last piece of data to complete an application.
05/18/2017: Audit reviewed the documentation submitted, and has determined that sufficient evidence was provided to confirm the subject property was identified on XX/XX/XXXX to complete the application. The disclosures were provided with 3 days of Application date. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 5 years same job.
300425604	0e992aaf-6fe4-4784-9273-b4e6adba526a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing Intent to Proceed.	05/18/2017: ITP
05/18/2017: Audit reviewed print screen for  Intent to Proceed dated XX/XX/XXXX, and has determined that the intent to proceed was within 10 days of the LE dated XX/XX/XXXX. Documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 5 years same job.
300425604	9590e27c-41e6-4f11-9392-e1599f086973	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.	05/18/2017: subject property was not identified until XX.XX.XXXX which was the last piece of data to complete an application.
05/18/2017: Audit reviewed the documentation submitted, and has determined that sufficient evidence was provided to confirm the subject property was identified on XX/XX/XXXX to complete the application. The disclosures were provided with 3 days of Application date. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 5 years same job.
300425604	dfc35d80-b439-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XXX,XXX.XX Less cash to close $XXX,XXX.XX Results in $XX,XXX.XX Shortage of funds to close.	05/18/2017: the attached equity statement show paid to borrower was sufficient for the closing cost.
05/18/2017: Audit reviewed the Equity Statement, and has determined that the proceeds are $XXX,XXX.XX and are deemed acceptable. Total Assets are $XXX,XXX.XX less cash to close $XXX,XXX.XX less subject PITI $XX,XXX.XX equals $XXX,XXX.XX. Reserves are sufficient. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 5 years same job.
300425604	a18d8add-b339-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
XX.XX% > 43.00 max allowed per guidelines.  The lender did not include the borrower's departing residence in the ratios. Guidelines require the property to be included when the additional asset reserves requirements are not met.  Due to the miscalculation of debts, the actual DTI is XX.XX%,
05/18/2017: XXX XXXX XXXXXXX,lender, purchased the departing residence and paid borrower $XXX,XXX.XX. please refer to the attached equity statement.
05/18/2017: Audit reviewed the Equity Statement for the departure residence, and has determined that the document fulfills guideline requirements. Per guidelines, for Corporate Relocation loans, a copy of the Relocation Agreement will be required. The Equity Statement or HUD-1 must also be provided to evidence proceeds. The executed Relocation Agreement was provided within the original loan file and Equity Statement reflects $XXX,XXX.XX in proceeds. DTI is XX.XX%. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 5 years same job.
300425604	e489466b-1ecb-437d-9c57-9717900fd209	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure - Missing Doc Not Provided.	05/18/2017: E consent	05/18/2017: Audit reviewed print screen for eDelivery Consent Acceptance Date, documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 5 years same job.
300425604	3a99b222-583a-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves	XX.XX mos. < 6 mos. required, per lender. Assets verified of $XXX,XXX.XX, minus cash to close of $XXX,XXX.XX = -$XX,XXX.XX for reserves which is not sufficient for the subject.	05/18/2017: including the amount borrower received from lender on the departing residence, there were sufficient funds for the reserve requirement.
05/18/2017: Audit reviewed the Equity Statement, and has determined that the proceeds are $XXX,XXX.XX and are deemed acceptable. Total Assets are $XXX,XXX.XX less cash to close $XXX,XXX.XX less subject PITI $XX,XXX.XX equals $XXX,XXX.XX. Reserves are sufficient. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 5 years same job.
300425604	b1c9b5ac-063b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA APN does NOT reflect the same as the Appraisal APN. Provide corrected CDA with APN to match the Appraisal.	05/19/2017: CDA	05/19/2017: A CDA report reflecting a value $992,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 5 years same job.
300425604	328e6e31-9720-4396-bb39-8306f0a0e129	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX.	05/18/2017: subject property was not identified until XX.XX.XXXX which was the last piece of data to complete an application.
05/18/2017: Audit reviewed the documentation submitted, and has determined that sufficient evidence was provided to confirm the subject property was identified on XX/XX/XXXX to complete the application. The initial LE was provided with 3 days of Application date. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 5 years same job.
300440106	bfc85d27-8052-4001-b48b-aec9f4395b69	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing Seller CD	06/16/2017: seller's CD	06/16/2017: Audit reviewed Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300225782	0a6e12fe-54be-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided	12/16/2016: CDA	12/16/2016: A CDA report reflecting a value $1,280,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749; Years on Job Borrower has 16 years on job

300225782	e40f744e-51be-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Reserves	Assets less total closing costs of $XX,XXX.XX leaves $XX,XXXX.XX less 9 months PITI (XX,XXX.XX) is $XX,XXX.XX remaining assets.
12/15/2016: Audit re-analyzed assets, and has determined that evidence of sufficient assets were provided. Assets are $XXX,XXX.XX minus $XX,XXX.XX (cash to close) minus $XX,XXX.XX (PITI x 9) minus $0 (REO) equals $XX,XXX.XX remaining. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749; Years on Job Borrower has 16 years on job

300225782	68a118e3-f14c-4d00-bd0a-a0fea6977ca4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business disclosure or acknowledgement of no affiliates.	12/16/2016: ABA Attestation Letter	12/16/2016: Audit review of lender attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.50%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749; Years on Job Borrower has 16 years on job

300320226	74fc446c-861e-4702-a2a4-3182c2677808	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically.  Provide E Consent disclosure for the borrower.  The E Consent in the loan file is dated XX/XX/XXXX which is prior to the initial disclosure on XX/XX/XXXX.
04/13/2017: The initial LE met the timing requirement and this is a non-material issue. The loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  21.10 months reserves; Years Self Employed Borrower has 13 years Self Employed

300320226	78657243-6120-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		04/24/17: CDA reflecting a value of $910,000.00, which is a -6.7% variance. This is within acceptable 10% tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  21.10 months reserves; Years Self Employed Borrower has 13 years Self Employed

300320226	8e9c784d-db1e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Business A  on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
04/19/2017: Rebuttal
04/19/2017: Audit concurs with the Lender Rebuttal, and has determined that the executed XXXX Business Tax Returns were provided within the loan file. The subject Loan closed in the first quarter, therefore a Balance sheet is not required. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  21.10 months reserves; Years Self Employed Borrower has 13 years Self Employed

300328125	fa23418b-0f21-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	04/18/2017: CDA	04/18/2017: A CDA report reflecting a value $950,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 774; Years on Job Borrower has 37 years Self Employed

300328125	eea7ae85-2421-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	05/08/2017: Signed HELOC closure05/04/2017: Final title policy
05/08/2017: Audit reviewed executed HELOC letter, and has determined that documentation states account to be block from further advances and closed. Documentation submitted is deemed acceptable. Condition cleared. 05/04/2017: Audit reviewed Final Title Policy, and has determined that the executed HELOC Closure Letter is a Client requirement for the loan to be purchasable. Provide evidence that borrower closed HELOC or copy of lien release, condition remains.  4/20/2017: Executed letter provided does not reference the HELOC, a loan number/account number was not present to evidence the letter was specific to the HELOC on the property. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 774; Years on Job Borrower has 37 years Self Employed

300328125	0b5de770-771e-4ffc-938e-9ac085d4a7cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The Appraisal disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.		04/20/2017: The Appraisal disclosure is dated X/XX/XXXX and is within 3 business days of the application. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 774; Years on Job Borrower has 37 years Self Employed

300328125	dadde6bf-0b21-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing LOE	The business income increased substantially in XXXX compare to XXXX and XXXX. Please provide a written explanation for sharp increase.		4/20/2017: Although the business income increased in XXXX, this income was not used for qualification purposes, therefore a letter of explanation is not required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 774; Years on Job Borrower has 37 years Self Employed

300328125	5dfb6ab0-2421-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to borrower of $XX,XXX.XX vs the Final CD which reflects a cash to borrower of $XX,XXX.XX with a discrepancy of $X,XXX.XX.  Provide explanation for the discrepancy and if applicable, letter to borrower, copy of refund check, and proof of delivery within 60 days of consummation.
															04/25/2017: PCCD XX/XX/XXXX with corrected cash out documentation	04/25/2017: Audit reviewed documentation submitted. The client has adopted SFIG guidance. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 774; Years on Job Borrower has 37 years Self Employed

300328125	9a75e2c2-2421-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/25/2017: PCCD XX/XX/XXX
04/25/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.4/17/2017: Lender's comments indicate the flood cert and credit report fees are not passed to the borrower, an attestation from the lender, specific to this loan is required, indicating the fees were passed along to the borrower.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 774; Years on Job Borrower has 37 years Self Employed

300328125	d3841046-585a-42e8-805d-be409c8dc517	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file.	04/25/2017: WSPL	04/25/2017: Audit reviewed WLSP corresponding to the initial LE dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 774; Years on Job Borrower has 37 years Self Employed

300328125	fc40ee37-0b21-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation
Missing CPA letter to support the Lender's exclusion of Mortgage, Notes, Bonds, payable in less than 1 year liability and Meals Entertainment Exclusion from the business cash flow when calculating the self-employed income. These business cash flow increase the qualifying ratio.

4/20/2017:  Although the notes payable < 1 year and meals and entertainment was not included by the lender, these items were included in audit’s calculation of income.  The calculated DTI is within guidelines with the inclusion of  Mortgage, Notes, Bonds, payable in less than 1 year liability and Meals Entertainment.  Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 774; Years on Job Borrower has 37 years Self Employed

300328125	25594bba-1b63-48c4-af59-fa6bc1da8d86	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $X on the final CD dated with no indication of a valid COC to account for the $X,XXX decrease in the credit.
															04/25/2017: XX/XX/XXX COC with comments	04/25/2017: Audit reviewed COC, and has determined that the borrower opted for a lower interest rate which eliminated the credit. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 774; Years on Job Borrower has 37 years Self Employed

300330711	02288ae4-c81e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/03/2017: CDA
05/03/2017: A CDA report reflecting a value $723,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.04/24/17: CDA provided, however it is missing the APN. Condition maintained.

300330711	ab87a29b-723a-4e85-a2c1-edba76327ce4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X,XXX.XX.  It appears the Lender included $X,XXX.XX in fees paid by lender in the TOP calculation.
4/26/2017: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.
300330711	5ebffef5-638a-4fdf-b55d-161e2049659e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XXX.XX is required.
04/13/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
300334756	f926218b-bc15-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The final closing disclosure reflected seller paid Property Taxes of $XXX.XX in Section H however; the property taxes should be reflected in section E of the final Closing Disclosure. Please provide a letter of explanation and confirmation of delivery to the borrower.
05/03/2017: corrected XX/XX/XXXX PCCD05/02/2017: PCCD dated XX/XX/XXXX04/14/2017: Dispute04/06/2017: Rebuttal
05/03/2017: Audit reviewed revised CD, and had determined that the documentation submitted is deemed acceptable. The client has adopted SFIG guidance. Loan will be rated a B.05/02/2017: Audit reviewed revised CD, and has determined that a Pest Inspection Fee was added to Section C as "paid by seller", However the fee is listed under the "Borrower-Paid" column not the "Seller-Paid" column. Also, missing Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.    04/14/2017: Audit reviewed the Lender Rebuttal, and has determined that the incorrect Section was cited. The property taxes are to appear in Section F of the CD not Section E. Per regs, anytime taxes due with in 60 days of closing or at closing they must be in Section F. Section H can be when the borrower is paying back the seller for taxes already pre-paid that year. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.    04/14/2017: Pending further reviewed from SME.04/06/2017: Audit reviewed the Lender Rebuttal, and has determined that if taxes are due and payable within 60 days of note date they should be located in section E. ( per regs. ) Condition remains.03/31/2017:  A Post Close CD in the loan file does not reflect the property taxes were moved from H to E.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26.62 months excess reserves

300334756	f9f3bdd6-bb15-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The LE dated XX/XX/XXXX reflect a pest inspection fee of $XXX and Survey fee of $XXX and the Final CD does not reflect these fees although evidence of a pest inspection and survey are in the file.  The Pest Inspection and Survey fee should be disclosed in section C or H(if optional) of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
04/14/2017: Dispute04/06/2017: Rebuttal
04/14/2017: Audit reviewed the Lender Rebuttal, and has determined that the explanation with regards to new construction is deemed acceptable. Condition cleared. 04/14/2017: Pending further reviewed from SME.04/06/2017: Audit reviewed the Lender Rebuttal, and has determined that the builder is the seller, therefore the seller paid fees are required to be listed on the CD. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26.62 months excess reserves

300334756	bb41cfe6-9459-48d4-92f1-f17c81170bfa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Missing evidence of Broker affiliated business disclosure within three days of application - Disclosure is dated XX/XX/XXXX with application date of XX/XX/XXXX; additional conditions may apply		04/03/2017: Per Client, acknowledged since this exception is considered non-material and will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26.62 months excess reserves

300334756	0a5b0a93-e857-4973-b62c-b4377ecf7772	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.		TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26.62 months excess reserves

300334756	ce75a50a-80b6-4c6b-85c4-f91f7c112b55	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit report fee of $XX and Appraisal Re-inspection fee of $XXX with no resulting COC for any subsequent disclosures. The Final CD reflects a Credit Report fee of  fee of $XXX.XX and Appraisal Re-inspection fee of $XXX resulting in a $XXX.XX refund due for cure.
03/31/0217: A RESPA charge cure for the Credit Report and Appraisal Re-inspection fee were on the final CD. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26.62 months excess reserves

300334756	39ebb3c9-b915-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.	04/06/2017: CDA	04/06/2017: A CDA report reflecting a value $585,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26.62 months excess reserves

300334756	579b37a9-1e16-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for dated ##; The WLSP in file is undated with no evidence of disclosure date to borrower.
03/31/2017: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #26.62 months excess reserves

300335460	2efc12c4-f4a9-4537-8995-226c5632595d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the lender. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	04/14/2017: Attestation Letter	04/14/2017: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualified with DTI OF 24.18%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 730; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 24.10 months reserves

300335460	57e39c03-321e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.	04/18/2017: CDA	04/18/2017: A CDA report reflecting a value $1,100,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualified with DTI OF 24.18%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 730; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 24.10 months reserves

300335460	4ae09cd7-3e1e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Underwriting fee of $XXX in section A of the final Closing Disclosure was not allowed by the lender.  Please a copy of the check and letter of explanation with confirmation of delivery to the borrower.
04/1/2017: A Post Close CD shows a lender credit and a copy of check with LOE to the borrower for this cure. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualified with DTI OF 24.18%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 730; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 24.10 months reserves

300350085	0561bb81-b30a-4273-ac8e-903d40026fbb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal 1004d of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal 1004d of $XXX.XX resulting in a $XXX.XX refund due for cure.
04/21/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
300350085	154762a4-1b45-4510-9a8b-62e3637bbd76	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/01/2017: Flood cert attestation letter
05/01/2017: Audit review of lender attestation statement regarding Flood Determination Fees states that the fees are paid by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

300350085	f997aa48-8d26-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	04/27/2017: CDA	04/27/2017: A CDA report reflecting a value $625,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300314451	ee2bb6cb-4005-4541-9427-bb8f5d74f329	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
															02/22/2017: Post CD reflects a state License ID for the Settlement Agent (Escrow Company).	02/22/2017: Audit review of post CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Loan will be rated a 'B'.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 122 months payment history with no late payments reported; Years on Job Borrower has 28 years on job

300314451	ac80e29b-91f3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the correspondent Affiliated Business Disclosure. If the correspondent is not affiliated with any other businesses, please provide an attestation stating such.	02/24/2017: client's signed application confirms they are not affiliated with any other businesses.	02/24/2017: Audit reviewed evidence of no affiliates, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 122 months payment history with no late payments reported; Years on Job Borrower has 28 years on job

300314451	b0d5f8e2-97f3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		02/17/2017: CDA provided reflecting a value of $2,150,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 122 months payment history with no late payments reported; Years on Job Borrower has 28 years on job

300314451	1d4e5b17-b4f3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $X,XXX,XXX.XX in dwelling coverage with 120% replacement cost ($XXX,XXX.XX) for total coverage of $X,XXX,XXX.XX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  This reflects a $XXX,XXX.XX coverage shortfall and therefore a Cost Estimator must be provided.
02/28/2017: 360 Value Report
02/28/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 122 months payment history with no late payments reported; Years on Job Borrower has 28 years on job

300314451	703bcabd-efab-407f-b19b-95d20544f67d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Home Loan Toolkit was not provided in file.	03/01/2017: Email Delivery of the Home Loan Toolkit02/28/2017: Homeowner Toolkit
03/01/2017: Audit review of evidence that the Home Loan Toolkit (XX/XX/XXXX) was submitted within three days of application date (XX/XX/XXXX)  was provided. Documentation submitted is deemed acceptable, condition cleared.02/28/2017: Audit reviewed the Home Loan Toolkit guide, and has determined that the documentation submitted does not reflect the date provided to the borrower. Provide evidence that the document was provided within 3 days of the Application date. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 122 months payment history with no late payments reported; Years on Job Borrower has 28 years on job

300314451	95044043-b5f3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX.XX with a $X,XXX.XX refund to the borrower with no evidence of the refund check in the file.  Please provide a copy of the refund check for $X,XXX.XX along with proof of delivery within 60 days of consummation.
02/22/2017: The refund in question ($X,XXX.XX) is the exact amount that is listed on the certified Final Settlement Statement from Escrow Company. This is taken care of by the Settlement Agent.
02/22/2017: Audit concurs with the Lender Rebuttal, and has determined that the Final ALTA cash to borrower equals $X,XXX.XX (total cash to close is EMD $XX,XXX + deposit $XXX,XXX - cash to borrower $X,XXX.XX 6= $XXX,XXX.XX) and Final CD cash to borrower equals $X,XXX.XX (total deposit XXX,XXX.XX - cash to borrower $X,XXX.XX= $XXX,XXX.XX). Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 122 months payment history with no late payments reported; Years on Job Borrower has 28 years on job

300334771	540eb68d-9c18-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	VVOE from borrower's previous employer to establish two year employment history was not provided in the file.
04/18/2017: W-2's in the file from the former employer (XXX XXXXXXXX XXXXXXX XXXXXXXX XXX) for XXXX and XXXX, as well as the Credit Report showing previous employer, support the two year work history for the borrower.04/04/2017: Previous employer appears on the borrower's Credit Report for verification purposes. Current employer is verified via the VVOE done prior to funding. Please kindly waive this condition.

4/26/2017: A verbal verification of employment obtained from previous employer reflects an employment history > 2 years and a gap of employment < 30 days. The VVOE provided is deemed acceptable. Condition cleared. 4/18/2017: Audit reviewed the Lender Rebuttal, and has determined that a VOE for prior employment verification is required per Appendix Q. Additionally, one cannot ascertain by a W2 a start date or end date of employment. A VOE must be provided to validate start and end dates. Appendix Q indicates that the creditor must verify the consumer’s employment for the most recent two full years, and must require the consumer to explain any gaps spanning one or more months, etc. Further, the Appendix indicates that when analyzing a consumer’s employment, creditors must examine the consumer’s past employment record (i.e., previous job if less than two years at current position); and the employer’s confirmation of current, ongoing employment status. The VOE is required to be obtained prior to consummation, loan fails QM.  Condition remains.        04/05/2017: Audit reviewed the Lender Rebuttal, as well as the Credit Report, and has determined that said document is insufficient to verify a two years employment history. There is not evidence in the loan file that the creditor had the sufficient documentation at or before closing to make the appropriate determination of ability to repay. Appendix Q indicates that the creditor must verify the consumer’s employment for the most recent two full years, and must require the consumer to explain any gaps spanning one or more months.  Further, the Appendix indicates that when analyzing a consumer’s employment, creditors must examine the consumer’s past employment record (i.e., previous job if less than two years at current position). The brief mention of previous employment does not verify start and end date. QM requirements have not been met. Loan fails Appendix Q. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.34%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 31.09 months reserves

300348855	9c739545-b9f2-4f10-9f01-5fd606dc1a4a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		04/23/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300348855	3a826e47-cc26-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	04/25/2017: CDA	04/25/2017: A CDA report reflecting a value $825,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300432201	27965f19-034f-478c-a79a-b5f8687ab8e7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX.		05/18/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300306388	5fb36a61-d0dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from file.		1/19/2017: CDA provided reflecting reconciled value of $3,275,000 at 0% variance is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 36.69%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 20.20 months reserves

300306388	310e0ba6-dadd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment
The verbal verification of employment for Borrower was not provided in file. According to the guidelines, a VVOE must be obtained within 10 days prior to the fund date. Additional conditions may apply.
01/23/17: Lender provided the VVOE for the borrower dated within 10 days of the closing date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 36.69%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 20.20 months reserves

300306388	346d0a4b-dcdd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for LE dated XX/XX/XXXX as the Discount fee has increased from $0 to $XX,XXX.XX The file is missing evidence of a valid change of circumstance.		01/23/17: Lender provided a valid change in circumstance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 36.69%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 20.20 months reserves

300306388	b2afda1d-4a5a-4cc4-b7f3-a5ef6e093d91	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The License Number of the Settlement Agent is missing.	01/25/2017: Post CD and Letter
01/25/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 36.69%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 20.20 months reserves

300306388	fa5c077b-cb0c-41ac-bb3b-890320701f63	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and fees of $XX,XX.XX2 exceeds qualified mortgage threshold of $XX,XXX.XX by $XX,XXX.XX.
01/30/2017: Rate Sheet01/26/2017: Note rate at Par01/25/2017: The note rate at par is X.XXX%. When calculating the QM points and fees test up to 2% of the loan amount is considered Bona Fide and the bona fide amount should not be considered in the QM analysis, can you please re-calculate and let us know if this information will clear the condition.

02/21/2017: Audit consulted with Compliance, and concurs with the lender based on current market conditions and the secondary market rates that 0.125 discount per point is sufficient. Condition rescinded.02/16/2017: Audit consulted with Compliance, and has determined that the lender is correct that up to two bona fide discount points may be excluded from QM points and fees testing.  However, the discount points being bona fide, are based upon the reduction in rate per discount point charges on the transaction is X.XX, whereas Compliance tests to standard of X.XX.  Compliance bases this testing standard on historical GSE guidance, as well as reference to this value in official commentary related to bona fide discount points, which is referenced in 1026.32(b)(3)(ii). Condition remains. 01/30/2017: Audit reviewed Discount Points and fees, and has determined that with Par Rate X.XXX%, Final Rate X.XX%, Reduction in Rate X.XX, Original Balance $X,XXX,XXX.XX and Discount Points charged X.XX%. Reduction in rate per discount points charged is X.XXXXXXXXX, therefore Discount Points are not considered Bona Fide. Condition remains. 01/26/2017: Audit reviewed the Lender's correspondence, and has determined that the actual rate sheet/pricing sheet is required for PAR rate. Condition remains. 01/25/2017: Audit reviewed the Lender Rebuttal, and has determined that the PAR Rate is required to validate Bona Fide amount. Provide evidence of PAR rate. Condition remains. 01/24/17: Lender provided a QM worksheet showing $XX,XXX.XX. According to our calculations, threshold $XX,XXX.XX, actual $XX,XXX.XX. Fees include the lender fee $X,XXX.XX, Discount $XX,XXX.XX and warehouse fee of $XX.XX. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 36.69%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 20.20 months reserves

300306388	c34dae9a-d9dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure dated XX/XX/XXXX section F Homeowner's Insurance Premium and property taxes is missing paid to information.	01/25/2017: Post CD and Letter
01/25/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 36.69%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 20.20 months reserves

300306388	820c7260-dbdd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Business Tax Returns	Missing XXXX signed XXXXX tax returns. Per appendix Q, signed tax returns is required for the loan to be classified as a Qualified Mortgage.		01/23/17: Lender provided the signature page for the co borrower's XXXXX tax return. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 36.69%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 20.20 months reserves

300306388	01b1733c-dbdd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
File is missing a balance sheet for the borrower's schedule C business. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.

02/01/2017: Balance Sheet01/25/2017: This employment was not considered or included in transaction. Borrowers did not list Sched C employment on their final signed 1003. If they are not claiming this job or any income from it then it does not need to be verified. The borrower is not claiming the business still exists.

02/01/2017: Audit reviewed Balance Sheet through XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Appendix Q requirements for the Balance Sheet have been met. Condition cleared. 01/25/2017: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The YTD P&L and Balance Sheet for the entity listed on Schedule C is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.01/23/17: Lender provided a copy of the borrower's balance sheet for the S-Corp. File is missing a balance sheet for the borrower's schedule C business. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 36.69%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 20.20 months reserves

300306388	55892a35-7f94-4971-a216-3ca6e055a7f1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated business disclosure not provided within 3 business days of application date.
01/24/17: Lender provided an attestation within 3 days of the application date stating the broker does not have any affiliates. Condition cleared. 01/23/16: According to the documentation in the file, the application date is XX/XX/XXXX. Please provide the (broker) affiliated business disclosure provided to the borrower within 3 days of the application date.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 36.69%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 20.20 months reserves

300306388	5b8bc744-dd9b-4b88-9044-88338c602839	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD homeownership counseling disclosure not provided within 3 days of application.
01/25/2017: Lender is a third party originator, the homeownership counseling list is a lender required disclosure. Once Lender has all of the information/documentation to determine we have a full file, the disclosures are sent out, including the homeownership counseling notice, please see the previous uploads and let us know if this condition can be cleared, thanks.

01/25/2017: Audit reviewed the Lender Rebuttal, and has determined that the Lender is unable to produce said document, and loan will be rated a B.01/24/17: Please provide the HUD Homeownership Counseling Disclosure within 3 days of application.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 36.69%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 20.20 months reserves

300306388	6774d58c-4fde-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	File is missing a verification of self-employment for the borrower's schedule C business.
01/20/17: Please see the UW's 1008 Comments for an Income Calculation Breakdown. He did not use any income from the borrower's Sch C business to qualify the borrower. This was solely a comp factor. No verification should be required since none of the income was used to calculate the DTI.

01/25/2017: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required.  Condition cleared.01/23/17: Verification of employment is required in order for the loan to be considered a qualified mortgage. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with LTV of 36.69%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 20.20 months reserves

300300010	bf214837-6608-4535-a061-56692a7ef423	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure provided in the file was not executed by the borrowers.		01/27/2017: Received executed Affiliated Business Disclosure. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 839.40 months reserves

300300010	f4728a32-84be-48cc-bef4-f2b30ac7386e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
Origination Charges must be presented to a borrower clearly and conspicuously and itemized for the borrower.  When Origination Charges includes a fee listed as Lender Fees. It is not meeting these requirements as the “Fees” have not been itemized for the borrower.  Reflecting Lender Fees, intimates to the borrower that this is a summary of fees which hasn’t been itemized.
01/26/17: Non material, loan will be graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 839.40 months reserves

300300010	a1e25d40-dbe3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	Missing XXXX Balance Sheet for Co-Borrower's Partnership. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.	02/09/2017: Balance sheet
02/09/2017: Audit reviewed executed XXXX YTD Balance Sheet for Co-Borrower's Partnership year ending XXXX, and has determined that the documentation was obtained PRIOR to consummation and is deemed acceptable. Loan meets QM requirements. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 839.40 months reserves

300300010	d4491aff-1afa-4499-ab19-de3de9fdefa6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Environmental Protection Fee is reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for this title service.  This title service provider fee should be listed in section B of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/02/2017: Post CD
02/02/2017: Audit review of revised CD reflects Sections C Title Endorsement fee moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 839.40 months reserves

300300010	68793bdb-dbe3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns	Missing XXXX & XXXX signed partnership (1065) returns for the Co-Borrower's partnership.		01/27/2017: Received executed partnership returns. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 839.40 months reserves

300300010	c63c99f5-081d-4414-8359-6f9ed0dccb0c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/02/2017: Post CD
02/02/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 839.40 months reserves

300300010	da0285df-39e2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/26/2017: A CDA report reflecting a value $1,250,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 839.40 months reserves

300300010	775e6ad7-3938-4a4d-98f6-dac1ff3820ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/02/2017: Post Consummation CD and flood cert attestation
02/02/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", and an attestation letter provided that no Flood Cert fee was charged to the borrower.  Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 839.40 months reserves

300300010	65168332-dbe3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing XXXX YTD P&L for Co-Borrower's Partnership. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.	02/09/2017: P&L
02/09/2017: Audit reviewed executed XXXX YTD P&L for Co-Borrower's Partnership year ending XXXX, and has determined that the documentation was obtained PRIOR to consummation and is deemed acceptable. Loan meets QM requirements. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 839.40 months reserves

300300010	6e42a753-666b-4db6-8b35-c697d9e66f7b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/02/2017: Post CD
02/02/2017: Audit review of revised CD includes Section E Transfer Fee payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 839.40 months reserves

300300010	a015d560-dce3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/02/2017: Post CD
02/02/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 40.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 839.40 months reserves

300300060	7a519c89-34c8-46b1-93c1-532aa39a2a8c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.
The TIP CD is XX.XXX% vs XX.XXX% Actual TIP with a difference of X.XXX%. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.
02/02/2017: Audit recalculated TIP as XX.XX% which matches Lender. Condition cleared.
300300060	34d67694-4d11-4499-9662-9cc55462aca4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Total of Payments is not accurate
The TOP CD is $X,XXX,XXX.XX vs $X,XXX,XXX.XX Actual TOP with a difference of $XXX.XX. Total of Payments (TOP) is over disclosed by more than the $100 tolerance, as set by the Investor. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.
02/02/2017: Audit recalculated Total of Payments as $X,XXX,XXX.XX which matches Lender. Condition cleared.
300300060	5f640c90-8606-4035-9d36-caba6926e263	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure was dated XX/XX/XXXX and not provided within 3 days of application.
01/26/2017: Lender is a third party originator, the homeownership counseling list is a lender required disclosure. Once lender has all of the information/documentation to determine we have a full file, the disclosures are sent out, including the homeownership counseling notice, please see the previous uploads and let us know if this condition can be cleared, thanks.

01/26/2017:  Corrected Lender's application date.  Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date.  Condition cleared.01/24/17: The document provided does not address this condition. Please provide the HUD Homeownership Counseling Disclosure provided to the borrower within 3 days of the application date. Condition maintained. 01/23/17: Please provide the HUD Homeownership Counseling Disclosure provided to the borrower within 3 days of the application date. Condition maintained.

300300060	47d5befe-4c5c-47aa-bdc5-280a754c5f26	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for General Information section not present in C.D.	Added 01/26/2017: The General Information of the CD's reflects Purpose as Refinance.		01/26/2017: Entered in error, rescinded.
300300060	442054de-c8dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure is missing the name of the government entity. Please provide a LOE and confirmation of delivery to the borrower.		01/30/2017: Received explanation letter and revised CD reflecting Payee for property taxes in Section F. Condition cleared.
300300060	cc7bd084-c7dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/01/2017: Post Consummation CD
02/01/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Addition findings added for TIP and TOP. Loan will be rated a 'B'. 01/30/2017:  Received explanation letter  and revised CD, however, the credit report fee is missing. Per Lender's rebuttal, the credit report fee was not passed on to the borrower.  Therefore, it should be shown on the CD as paid by other/lender.  Condition remains.01/26/2017:  Per Lender's rebuttal, the credit report fee was not passed on to the borrower.  Therefore, it should be shown on the CD as paid by other/lender.  Condition remains.01/24/17: Lender provided an attestation that they did not charge a flood cert fee or credit report for this transaction, therefore there will be no flood cert fee or credit report fee charged in Section B of the Closing Disclosure.  The lender regularly charges for these fees so would need to list this fee on the CD. Condition maintained.01/23/17: Lender did not charge a flood cert fee for this transaction, therefore there will be no flood cert fee charged in Section B of the Closing Disclosure. The credit report was not addressed. The lender regularly charges for these fees so would need to list this fee on the CD. Condition maintained.

300300060	67eb6ea8-d36e-4017-bfc3-45bfc6077842	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure from the Lender was dated XX/XX/XXXX and was not within 3 days of the application.
01/24/17: Lender provided an attestation dated within 3 days of the application date for the broker not having any affiliates. Condition cleared. 01/23/17: Application date is XX/XX/XXXX, please provide the broker's affiliated business disclosure provided to the borrower within 3 days of the application date. Condition maintained.

300300060	1e9b1525-8dda-48b5-9810-4cf821767116	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE reflects a lender credit in the amount of $X,XXX.XX The lender credit decrease to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $XX.XX decrease in the credit.	Lock extension on XX/XX/XXXX (COC)	01/26/2017: Received change in circumstance for lock extension. Condition cleared.
300300060	e13a0e1b-c9dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
The initial LE reflected the loan was a refinance transaction however; the CD was changed to a purchase form.  The disclosure of the table in § 1026.38(e) may only be provided by a creditor in a transaction without a seller. The use of this alternative calculating cash to close table for transactions without a seller is required for transactions in which the Loan Estimate provided to the consumer disclosed the optional alternative table pursuant to § 1026.37(h)(2), and must be used in conjunction with the alternative disclosure under § 1026.38(d)(2).
The Loan estimate and the closing disclosure are on the same forms please see the calculating cash to close sections they are both identical, can you please re-review and clear this condition
01/26/2017:  Per Compliance the Lender's disclosures used the same standard Calculating Cash to Close tables.  The lender may use either but must remain constant.  Condition cleared.01/26/2017:  Pending Compliance review

300300060	4b84d2f7-e3dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from file.		01/18/2017: A CDA report dated 12/20/2016 reflects a value of $1,700,000 with 0% variance with appraised value. Condition cleared.
300300060	4ce794fd-94d2-4d4c-9ec4-25a639627575	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE and confirmation of delivery to the borrower.
01/30/2017:  Received explanation letter and revised CD reflecting Settlement Agent's license number.  Condition cleared.01/18/2017:  A Post Close CD in the loan file did not list the License Number.  Condition remains.

300300060	cd3a211b-cadd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception 2	Final Alt A Settlement Statement in file indicates a cash to the borrower of $XXX,XXX.XX vs. the post close CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $906.98.	02/01/2017: attached CD
02/01/2017: Audit compared the Final Settlement Statement and Post Closing CD, and has determined that Final Settlement Statement and Post Closing CD reflect the same cash to close. Condition cleared.01/30/2017:  Received post close CD and explanation letter.  Cash to borrower matches the Settlement Statement.  Evidence the borrower received the difference of $XXX.XX not provided.  Condition remains.

300318563	bef7b100-f6f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/16/2017: CDA	02/16/2017: A CDA report reflecting a value $1,775,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300318563	aad1e6d0-bce2-4561-9052-1bbcc46dd30d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected a total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		02/15/2017: This is non-material issue. The loan will be rated a B.
300318563	469c80d8-9bf3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Tax in section F of the final Closing Disclosure is missing the name of the government entity and the Homeowners' Insurance Premium is missing the name of the service provider.  Additionally, The Natural Hazard Disclosure is paid to "Other" and is missing the name of the payee.  Please provide a LOE and confirmation of deliver to the borrower.
02/21/2017: Received explanation letter and post consummation CD reflecting payees in Section F. Condition cleared.
300318563	0e592459-f6f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The Transfer tax in section E of the final Closing Disclosure is paid to "Other" and is missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/21/2017: Received explanation letter and post consummation CD reflecting payee for transfer taxes. Condition cleared.
300318563	2e7c8b3b-9df3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/21/2017: Received explanation letter and post consummation CD reflecting the Credit Report fee in Section B. Condition cleared.
300318563	300ed55e-9bf3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
02/15/2017: This is non-material. The loan will be rated a B.
300318563	ee98a86e-f6f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent are missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/21/2017: Received explanation letter and post consummation CD reflecting license number of Settlement Agent. Condition cleared.
300334563	e270cbbc-6393-4c52-9685-e9f06c000284	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.
04/12/2017: Post CD with Check, Letter, and Tracking
04/12/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.50 months reserves; Years on Job Borrower has 9 years on job

300334563	bfb06896-7d18-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the property taxes in section F of the final Closing Disclosure are missing the government entity.  Additionally,  the Miscellaneous Seller Payout, Natural Hazard Disclosure and Utility Transfer Fee in section H of the final Closing Disclosure is missing the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/06/2017: Post CD and Letter
04/06/2017: Audit review of revised CD includes Section F and H payees. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.50 months reserves; Years on Job Borrower has 9 years on job

300334563	48fda090-2be0-4723-b852-523cface93d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/06/2017: Post CD and Letter
04/06/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.50 months reserves; Years on Job Borrower has 9 years on job

300334563	3b79b583-fa5c-4071-af74-3e3e191ede68	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Wire Fee is reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP for the aforementioned title services fee.  The Title – Wire Fee should be listed in section C of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/06/2017: Post CD and Letter
04/06/2017: Audit review of revised CD reflects Sections B Wire fee moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.50 months reserves; Years on Job Borrower has 9 years on job

300334563	fc446562-5119-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	VVOE provided in file was completed XX/XX/XXXX and re-verified XX/XX/XXXX. Lender's guidelines require the VVOE to be completed within 10 business days before the funding date.	04/06/2017: VVOE completed on X/XX	04/06/2017: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.50 months reserves; Years on Job Borrower has 9 years on job

300334563	404f3264-7c18-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.	04/06/2017: Post CD and Letter
04/06/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.50 months reserves; Years on Job Borrower has 9 years on job

300331661	0a7a45c6-2f50-4afb-8555-45426a94e54d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	Final CD provided in the file reflects disbursement date of XX/XX/XXXX, which is prior to expiration on Right to Cancel of midnight, XX/XX/XXXX.	03/27/2017: FINAL SETTLEMENT STATEMENT TO VERIFY DISB DATE
03/27/2017: Audit review of revised CD with corrected Disbursement date, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300331661	cb3c1e98-500f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section H of the final Closing Disclosure is missing the name of the payee and the property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/27/2017: Post CD and Letter
03/27/2017: Audit review of revised CD includes all Section F fees listing the number of months paid and payees. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300331661	77a82de3-33d4-46cf-94f6-34b2f959963a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX.		03/23/2017: This finding is not material. Loan will be graded a B for all agencies.
300331661	0b23cdef-500f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/27/2017: Post CD and Letter (with CR fees)
03/27/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300331661	78dad390-410f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.	03/27/2017: Initial CD with Receipt Log
03/27/2017: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

300331661	92ee53a0-410f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/27/2017: Post CD and Letter
03/27/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300331661	22a18936-bd20-49a7-9f97-636592f8e997	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Environmental Protection is reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The title service provider fee should be listed in section B of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
															03/27/2017: Post CD and Letter	03/27/2017: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.
300348079	27c0ce67-7872-473f-a593-7e5588a56764	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure reflects the payee payable FBO of the broker and it should be paid the actual service provider or broker FBO of the service provider.  Please provide a letter of explanation and confirmation to the borrower.
04/10/2017: Post CD and Letter
04/10/2017: Audit review of revised CD includes payee for Credit Report fee in section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 108.20 months reserves

300348079	cd2518eb-6719-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City, County and State Tax Stamps in section E of the final Closing Disclosure were paid to "Other" and are missing the name of the government entity.  Please provide a letter of explanation and confirmation to the borrower.
04/10/2017: Post CD and Letter
04/10/2017: Audit review of revised CD includes payee for City, County and State Tax Stamps in section E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 108.20 months reserves

300348079	ad228885-c6b6-47da-8e37-0bfa0abc8956	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no responding COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XX.XX resulting in a $X.XX refund due for cure.
04/04/2017: A RESPA credit report charge cure is shown on the final CD. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 108.20 months reserves

300348079	6b528a86-6119-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing Mortgage/deed of trust legal description information. The Mortgage/deed of trust reflects the legal description is attached however; it is missing.	04/10/2017: Copy of Mortgage that was sent for Recording with Legal Description.	04/10/2017: Audit review of executed Mortgage includes the Exhibit A legal, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 108.20 months reserves

300348079	fd0eb111-7d6a-4891-a971-ae6ce5f76e9b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing and the Name, Address, License ID, Contact, Contact License ID, Email and Phone Number of the Sellers Real Estate Broker are missing.  Please provided a letter of explanation and confirmation of delivery to the borrower.
04/10/2017: Post CD and Letter
04/10/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 108.20 months reserves

300348079	af6874fe-d17f-423a-a6f3-c59316d9b0a6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX vs. the actual amount of $XXX.		04/04/2017: CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XXX.XX. Loan will be rated a 'B' for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 108.20 months reserves

300348079	ce779326-6419-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclose on LE as $XXX, exceeding the allowable 10% tolerance. A tolerance cure of $X.XX is required. No evidence of tolerance cure provided in file.
04/10/2017: Section C charges are not included in the 10% calculation. That being said, Section B items in conjunction with the Recording Fee charges ARE including in the 10% tolerance calculation. The overall 10% items DID NOT increase by more than 10%, thus no cure is required. Borrower did not shop for a Title service provider since they are listed on SSPL (hence, Section B)
04/10/2017: Audit re-analyzed Section B and E fees for 10% tolerance, and concurs with the Lender Rebuttal that no tolerance was found. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 108.20 months reserves

300348079	78a94745-6819-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. Please provide a letter of explanation and confirmation to the borrower.	04/10/2017: Post CD and Letter
04/10/2017: Audit review of revised CD includes payee for Homeowner's Insurance Premium in section F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 108.20 months reserves

300348079	fd752750-6519-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing the initial CD dated XX/XX/XXXX. A tracking disclosure reflects the CD was sent and E Consented however; it is missing from the loan file.
04/11/2017: The Initial CD is dated X/XX. That was the first CD for this file. There was a re-disclosed LE on X/X, if that is what is being referenced but no prior CD.04/10/2017: Initial CD with Receipt Log

04/11/2017: Audit reviewed the Lender Rebuttal, as well as the LE dated XX/XX/XXXX provided, and has determined that documentation submitted is sufficient evidence to verify Disclosure provided on said date reflected on the Disclosure tracking log. Condition cleared.04/10/2017: Audit reviewed CD provided, and has determined that the INITIAL CD is required. The CD submitted was located within the loan file. Provide initial CD. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 108.20 months reserves

300348079	bb0f6392-6519-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		04/04/2017: Non-Material finding that does not carry civil or assignee liability. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 108.20 months reserves

300344155	2eef55d9-9d96-44f9-9c79-84df66d786b9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Seller CD was not provided in the file.	04/11/2017: Seller CD	04/11/2017: Audit reviewed true certified copy of Seller's CD, and had determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 24.40 months reserves

300344155	a800295b-f11a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/11/2017: Post CD and Letter
04/11/2017: Audit review of revised CD includes Homeowner's Insurance payee in section F. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 24.40 months reserves

300344155	7422373e-d344-44c7-a65b-a8854117e7b4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/11/2017: Post CD and Letter
04/11/2017:  Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 24.40 months reserves

300344155	da7c44bd-d625-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Documentation	Lender's guidelines and matrix require AUS feedback prior to performing an underwriting review to receive appropriate fraud alerts and contributory messages. AUS not provided in file.		04/20/2017: Client waived. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 24.40 months reserves

300344155	678dd987-931b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Initial CD was not provided in the file.	04/11/2017: Initial CD with Receipt Log
04/11/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD, as well as a copy of the initial CD, was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 24.40 months reserves

300344155	5be829c0-4435-4af9-aef0-5b4cd33a6dd8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/11/2017: Post CD and Letter
04/11/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 24.40 months reserves

300344155	fc6600ba-13b7-4f15-a686-ee632398ef5a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated X/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit.
04/11/2017: COC was a rate lock extension on XX/XX/XXXX, Final CD was issued and signed within 3 days of the COC event and reflected the final price.
04/11/2017: Audit review of Rate Lock Confirmation submitted confirms rate lock extension included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 24.40 months reserves

300344155	cbdb1f0a-425d-45ac-ba67-55cdd44ee85c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.  E-Disclosure Tracking provided in file reflects borrower e-signed documentation same day as date of initial CD, however it does not specify that the Initial CD was acknowledged.
04/11/2017: Initial CD with Receipt Log
04/11/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 24.40 months reserves

300344155	97920681-add9-484b-914d-749e672283a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Closing Indemnification/Protection Letter Fee, Title – Documentation Archive Fee, Title – Tax Search Fee, Title – Title Examination Fee and Title – Wire Fee are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP for the aforementioned title services fees.  These title fees should be listed in section C of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/11/2017: Post CD and Letter
04/11/2017: Audit review of revised CD reflects Sections B Title fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 24.40 months reserves

300344155	5cb8692a-f01a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	LTV Exceeds Guideline Limit	Lender guidelines requires a maximum LTV of 80.00% however the current LTV of the subject is XX.XX%.		04/20/2017: Per Lender's matrix, LTV/CLTV to XX% is allowed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 24.40 months reserves

300343606	90ff1faf-1c1b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Insurance shortfall and no documentation from insurance company verifying insurable amount:  The total coverage amount of $XXX,XXX  is less than the loan amount of $XXX,XXX. File is missing the a cost estimator form the property insurer, coverage is short $XX,XXX.
04/11/2017: Insurance company's "Reimbursement Extended Limits" endorsement is included on the hazard policy.
04/11/2017: Audit reviewed insurance carrier's "Reimbursement Extended Limits" endorsement, and has determined that policy reflects said endorsement as included in the policy.  This coverage is up to XXX%, total coverage is $XXX,XXX which is sufficient. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 68.29%; FICO is higher than guideline minimum UW Guides require FICO of 72, loan qualified with FICO of 723; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.90 months reserves

300343606	8cca4f01-9d1b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence the installment and revolving accounts paid off at closing were closed by the borrower.
04/14/2017: The debt in question is paid by the borrower's business as supported by 12 months business bank statements.04/11/2017: co-borr revolving account closure letters. For the student loans/ installment debt, the accounts are closed upon being paid off. There is no closure letter for these.

04/14/2017: Audit reviewed evidence that said revolving account is paid by the business, and has determined that a bank statement reflects 12 months of payments. Documentation submitted is deemed acceptable. Condition cleared.   04/11/2017: Audit re-analyzed the account payoff information, as well as the Lender Rebuttal, and has determined that the student loans and installment debt are NOT required to be closed. However, the first revolving debt listed on page 5 of the Final 1003 with a balance of $XX,XXX is required to be closed. Provide evidence that the paid off revolving account was closed. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 68.29%; FICO is higher than guideline minimum UW Guides require FICO of 72, loan qualified with FICO of 723; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.90 months reserves

300343606	40211efa-f71a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Home owner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/11/2017: Post CD and Letter
04/11/2017: Audit review of revised CD includes payee Home owner's Insurance Premium in section F . Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 68.29%; FICO is higher than guideline minimum UW Guides require FICO of 72, loan qualified with FICO of 723; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.90 months reserves

300343606	cceac4bf-1c1b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XX.XX resulting in a $XX.XX refund due for cure.  1026.19 (f)(2)(v)  Tolerance cure within 60 days of consummation.  Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the borrower.
04/06/2017: A RESPA Credit Report charge cure of $XX.XX was on the final CD and no LOE needed. Condition cleared. The loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 68.29%; FICO is higher than guideline minimum UW Guides require FICO of 72, loan qualified with FICO of 723; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.90 months reserves

300343606	aa7f02ec-a77d-483f-8a1b-92382587a297	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  The initial Closing Disclosure is dated XX/XX/XXXX.  When factoring mailbox/presumed receipt, the timing requirement to consummation is not met.
04/11/2017: Initial CD with Receipt Log
04/11/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 68.29%; FICO is higher than guideline minimum UW Guides require FICO of 72, loan qualified with FICO of 723; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.90 months reserves

300343606	f404a5fd-a71b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The pay off section on the final Closing Disclosure is missing the Payoffs and Payments Section to reflect the breakdown of the mortgage payoff and all debts paid at closing.  Please provide a corrected CD along with a letter of explanation and confirmation of delivery to the borrower.

04/14/2017: The debt in question was omitted from the DTI ratio since it is paid by another party as supported by 12 months of business bank statements. (see the uploaded docs provided for the other remaining condition)04/11/2017: Post CD and Letter

04/14/2017: Audit reviewed evidence that said revolving account is paid by the business, and has determined that a bank statement reflects 12 months of payments. Documentation submitted is deemed acceptable. Revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal, therefore no tracking available, was provided. Loan will be rated 'B'. 04/11/2017: Audit reviewed the Post CD, and has determined that the Addendum does not reflect the payoff for the first revolving debt listed on page 5 of the Final 1003 with a balance of $XX,XXX. Provide corrected CD along with a letter of explanation and confirmation of delivery to the borrower. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 68.29%; FICO is higher than guideline minimum UW Guides require FICO of 72, loan qualified with FICO of 723; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.90 months reserves

300343606	66ca2313-f81a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID  the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/11/2017: Post CD and Letter
04/11/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 68.29%; FICO is higher than guideline minimum UW Guides require FICO of 72, loan qualified with FICO of 723; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.90 months reserves

300343606	44cea412-9b1b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	04/11/2017: LOE from CCO
04/11/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 68.29%; FICO is higher than guideline minimum UW Guides require FICO of 72, loan qualified with FICO of 723; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 16.90 months reserves

300348065	d3090e31-df1b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The total coverage amount of $XXX,XXX (which includes XXX% replacement coverage) is less than the loan amount of $XXX,XXX, but above the Appraisal Total Estimate of Cost-New of $XXX,XXX. File is missing the Cost Estimator from the property Insurer; therefore, total coverage is short by $XXX,XXX and insufficient. The Cost Estimator from the property Insurer, a Letter of Explanation and confirmation of delivery to the borrower is required.
04/21/2017: Replacement Cost Estimator from Insurance Company
04/21/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months- Credit report verifies 0x30- 99 months

300348065	93c6fe2b-1a04-4714-ab8f-99dba25dae68	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.		TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months- Credit report verifies 0x30- 99 months

300348065	3315a59c-0b47-4d75-aed3-77c8045750d4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.
Post Funding CD TIP reflects XX.XXX% vs XX.XXX% actual with a difference of X.XXX%. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.
04/19/2017: Audit reviewed revised CD TIP, and has determined that the documentation submitted is deemed acceptable. The client has adopted SFIG guidance. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months- Credit report verifies 0x30- 99 months

300348065	19e89840-e01b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Tax line item in Section F is missing the government entity payee name. The regulations that cover the disclosure of transfer tax (1026.38(g)(1)) and 1026.38(g)(2)) require a payee to be listed. Please provide a corrected CD and LOE to the borrower within 60 days of consummation. The Home Owners Insurance line item in section F is missing the payee name. A Letter of Explanation and confirmation of delivery to the borrower is required.
04/17/2017: Post CD and Letter
04/17/2017: Audit review of revised CD includes Section F payees. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months- Credit report verifies 0x30- 99 months

300348065	fd4c54f8-16f6-47c0-91bb-309e92d0a15d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.
04/17/2017: Post CD and Letter
04/17/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months- Credit report verifies 0x30- 99 months

300348065	ced47a44-1372-422d-b2d0-581c12fcfe10	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The Funding date per Final CD occurred before the Right to Cancel expiration date. A Funding Worksheet reflects a X/X/XXXX funding date. A Post Close CD and Final Settlement Statement are required.	04/17/2017: Post CD and Letter
04/17/2017: Audit reviewed Post Funding CD, as well as the Final Refinance Statement, and has determined that the disbursement date was corrected. The Right to Cancel was dated properly and borrower's were provided 3 days to cancel before disbursement. Notification of the error (i.e., the letter to borrower) was provided, and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months- Credit report verifies 0x30- 99 months

300346201	e63ad278-8815-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX.  Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation. The loan file did not contain a copy of the E Consent tracking disclosure.

04/05/2017: Per Compliance, The Loan Estimate does not need to be provided to both borrowers. 12 CFR 1026.17(d) says, “If there is more than one consumer, the disclosures may be made to any consumer who is primarily liable on the obligation.” So we only need to send the LE to one of the borrowers, and the timing requirements for receipt would naturally only apply to that borrower.04/04/2017: Re-disclosed LE with Receipt Log

04/05/2017: Audit concurs with the Lender Rebuttal, and has determine that the LE may be provided to any borrower for non-rescindable transactions. Condition cleared.  04/04/2017: Audit reviewed electronic log showing the LE disclosure, when it was provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 3 days prior to consummation. HOWEVER, missing evidence co-borrower viewed and acknowledged at least 3 days prior to consummation. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV  of 61.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300346201	37f331c8-8415-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XXX% replacement cost ($XXX,XXX) for total coverage of $XXX,XXX.  A replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX.  Please provide evidence of sufficient coverage. Additional conditions may apply.
04/12/2017: Replacement Cost Estimator from the Insurance company
04/12/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV  of 61.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300346201	0ff1c30a-2c99-4eca-be37-16d34ee8db31	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.  Please provide a letter of explanation and confirmation of delivery to the borrower.
04/04/2017: Post CD and Letter
04/04/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV  of 61.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300346201	97222535-8615-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Taxes in section F of the final Closing Disclosure is missing the name of the government entity and Homeowner's Insurance Premium of section F of the final Closing Disclosure is missing the name of the service provider.  Additionally, the Natural Hazard Disclosure in section H of the final Closing Disclosure is paid to "Other" and is missing the name of the service provider.  Please provide a letter of explanation and confirmation of delivery to the borrower.
04/05/2017: Post CD and Letter (Escrow fee of $X,XXX was paid by Seller, not Borrower. CD corrected accordingly)04/04/2017: Post CD and Letter
04/05/2017: Audit review of revised CD includes Section F and H payees, as well as fee correction for totals. No other violations. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'. 04/04/2017: Audit reviewed the Post Funding CD, however, the totals are incorrect throughout the document which is causing the Amount Finance to be -$X,XXX, Finance Charges of -$X,XXX.XX and TOP of -$X,XXX.XX. Borrower paid Fee columns: Section B reflects $X,XXX vs $X,XXX actual calculation. Section D reflects $X,XXX vs $X,XXX actual calculation. Section J reflects $X,XXX.XX + $XXX = $X,XXX.XX vs $X,XXX.XX + $XXX = $X,XXX.XX actual calculation. Seller paid fee columns: Section J reflects $XXX,XXX.XX + XXX.XX = $XXX,XXX.XX vs $XX,XXX.XX + $XXX.XX = $XX,XXX.XX actual calculation. Provide corrected CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV  of 61.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300346201	fab98e4a-a8fc-4dac-b190-60f2318c5a20	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
04/04/2017: Post CD and Letter
04/04/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV  of 61.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300346201	817df1f0-8615-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	04/04/2017: LOE from CCO re: Broker Affiliates
04/04/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV  of 61.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300346201	b8bfdcfc-8515-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The County Tax Stamp fee in section E of the final Closing Disclosure is paid to "Other" and is missing the name of the government entity.  Please provide a letter of explanation and confirmation of delivery to the borrower.
04/05/2017: Post CD and Letter (Escrow fee of $X,XXX was paid by Seller, not Borrower. CD corrected accordingly)04/04/2017: Post CD and Letter
04/05/2017: Audit review of revised CD includes Section E payee, as well as fee correction for totals. No other violations. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'. 04/04/2017: Audit reviewed the Post Funding CD, however, the totals are incorrect throughout the document which is causing the Amount Finance to be -$X,XXX, Finance Charges of -$X,XXX.XX and TOP of -$X,XXX.XX. Borrower paid Fee columns: Section B reflects $X,XXX vs $X,XXX actual calculation. Section D reflects $X,XXX vs $X,XXX actual calculation. Section J reflects $X,XXX.XX + $XXX = $X,XXX.XX vs $X,XXX.XX + $XXX = $X,XXX.XX actual calculation. Seller paid fee columns: Section J reflects $XXX,XXX.XX + XXX.XX = $XXX,XXX.XX vs $XX,XXX.XX + $XXX.XX = $XX,XXX.XX actual calculation. Provide corrected CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV  of 61.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300346201	41b570c3-8815-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provided E Consent disclosure for the borrowers.
04/05/2017: The Loan Estimate does not need to be provided to both borrowers. 12 CFR 1026.17(d) says, “If there is more than one consumer, the disclosures may be made to any consumer who is primarily liable on the obligation.” So we only need to send the LE to one of the borrowers, and the timing requirements for receipt would naturally only apply to that borrower.
04/05/2017: Audit concurs with the Lender Rebuttal, and has determine that the LE may be provided to any borrower for non-rescindable transactions. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV  of 61.62%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300346200	38d3cfd2-ef13-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/31/2017: Post CD and Letter
03/31/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 810; Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 42.70 months reserves

300346200	6d5f1d9b-a714-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing the funding CD in the loan file.  The signed Final CD in the loan file reflects a disbursement date of XX/XX/XXXX however; the mortgage transaction date is XX/XX/XXXX.  The loan is in a dry funding state and the funding CD is missing from the loan file with the correct disbursement date.  As the hazard insurance declaration reflects an effective date of XX/XX/XXXX which is prior to the signed CD in file  which is not acceptable however; a funding CD reflecting the correct disbursement date will cure this finding.  Please provide the funding CD.  Additional conditions may apply.
03/31/2017: Final Settlement Statement to verify Disbursement Date. Also refer to Post CD reflecting the correct Disbursement Date.
03/31/2017: Audit review of revised CD includes corrected Disbursement date which matches the Final Settlement Statement. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 810; Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 42.70 months reserves

300346200	6989900c-a314-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	03/31/2017: See LOE from CCO
03/31/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 810; Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 42.70 months reserves

300346200	f8a9afa7-ef13-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Home owner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the property taxes in section F final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/31/2017: Post CD and Letter
03/31/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 810; Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 42.70 months reserves

300346200	6b6328d8-a114-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The City Tax Stamp in section E of the final Closing Disclosure is missing the name of the government entity. Please provide a letter of explanation and confirmation of delivery to the borrower.	03/31/2017: Post CD and Letter
03/31/2017: Audit review of revised CD includes payee to City Tax Stamp in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 810; Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 42.70 months reserves

300346232	699e36bd-cb29-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial Closing Disclosure was not provided in the loan file.	04/27/2017: Initial CD with Receipt Log	04/27/2017: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.41%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 28.50 months reserves

300346232	ad2d0674-7c0f-40aa-ab45-341db9f464ae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/27/2017: Post CD and Letter
04/27/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.41%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 28.50 months reserves

300346232	916ad5ed-c82a-4555-887d-ed46fed20ce3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Additionally, the title fees are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP for the title fees.  These title fees should be listed in section C of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/27/2017: Post CD and Letter
04/27/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Title fees in Section B were moved to Section C, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.41%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 28.50 months reserves

300346232	2319714e-5a29-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		4/26/2017: CDA provided reflecting reconciled value of $1,175,000 at 0% variance is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.41%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 28.50 months reserves

300346232	d5bbd610-cb29-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment
Per lender's guidelines, the VVOE must be completed within 10 business days before the funding date.  The VVOE provided in the loan file for the primary borrower was dated XX/XX/XXXX.  VVOE completed within 10 business days before the funding date was not provided in the loan file for the primary borrower.
															04/27/2017: VVOE for PB	04/27/2017: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.41%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 28.50 months reserves

300346232	51eee3ab-cb29-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure and the Miscellaneous Seller Payout in section H of the final Closing Disclosure do not reflect the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/27/2017: Post CD and Letter
04/27/2017: Audit review of revised CD includes payees to all fees in Section H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.41%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 28.50 months reserves

300346232	21f216a4-4f02-4f80-aca7-269b4c04ee22	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.  E-Disclosure Tracking provided in file reflects borrower e-signed documentation same day as date of initial CD, however it does not specify that the Initial CD was acknowledged.
04/27/2017: Initial CD with Receipt Log
04/27/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.41%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 28.50 months reserves

300346232	a4f2e7d0-de4e-4c43-979e-ae9dddd7ddb5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/27/2017: Post CD and Letter
04/27/2017: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State) is non-material. The client has adopted SFIG guidance. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 35.41%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 28.50 months reserves

300348304	33edbd6c-88fa-4448-acb6-2bdb2eea9195	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX.

04/20/2017: Overestimate of Hazard Insurance was used for calculating Impounds. This also matches the Initial Escrow Account Disclosure that was signed by the borrower at Closing. Since loan is already closed/funded/disbursed, please kindly waive this condition. There will be sufficient funds in the Escrow Account to pay for both taxes and insurance, and the amounts will be re-evaluated by the Servicer annually. There is verbiage on the CD stating this is an Estimate and that it can increase over time.
04/20/2017: Audit re-analyzed escrows, and has determined that the client has adopted SFIG guidance. Therefore, an “estimated” section being OVER disclosed can be downgraded to a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 111.10 months reserves; Years on Job Borrower has 7 years on job

300348304	441e8da3-6420-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Document is missing the service provider name and the Utility Transfer Fess in section H of the final Closing Disclosure does not reflect the service provider.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/20/2017: Post CD and Letter
04/20/2017: Audit review of revised CD includes all Section F and Section H payees. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 111.10 months reserves; Years on Job Borrower has 7 years on job

300348304	178a86e6-077a-4d61-bf58-cd9e9e7c7dc1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/20/2017: Post CD and Letter
04/20/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 111.10 months reserves; Years on Job Borrower has 7 years on job

300348304	c838ae43-0219-4eab-b289-e488ea4bb6b5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1-30 $X,XXX.XX include the amounts of P&I of $X,XXX.XX and Estimated Escrow of $XXX.XX, the calculated payment amount is #1-30 $X,XXX.XX. The Lender did not use the correct escrow amount of $XXX.XX.

04/20/2017: Overestimate of Hazard Insurance was used for calculating Impounds. This also matches the Initial Escrow Account Disclosure that was signed by the borrower at Closing. Since loan is already closed/funded/disbursed, please kindly waive this condition. There will be sufficient funds in the Escrow Account to pay for both taxes and insurance, and the amounts will be re-evaluated by the Servicer annually. There is verbiage on the CD stating this is an Estimate and that it can increase over time.
04/20/2017: Audit re-analyzed escrows, and has determined that the client has adopted SFIG guidance. Therefore, an “estimated” section being OVER disclosed can be downgraded to a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 111.10 months reserves; Years on Job Borrower has 7 years on job

300348304	64b59c47-5d20-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XXX% replacement cost ($XXX,XXX) for total coverage of $XXX,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  This reflects a $XX,XXX coverage shortfall and therefore a Cost Estimator must be provided.
04/20/2017: Replacement Cost Estimate from Insurance Company
04/20/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 111.10 months reserves; Years on Job Borrower has 7 years on job

300348304	61375f7c-6d39-4f69-a362-b40762c54a40	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the property taxes and $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX for the property taxes and $XXX.XX for the hazard insurance.

04/20/2017: Overestimate of Hazard Insurance was used for calculating Impounds. This also matches the Initial Escrow Account Disclosure that was signed by the borrower at Closing. Since loan is already closed/funded/disbursed, please kindly waive this condition. There will be sufficient funds in the Escrow Account to pay for both taxes and insurance, and the amounts will be re-evaluated by the Servicer annually. There is verbiage on the CD stating this is an Estimate and that it can increase over time.
04/20/2017: Audit re-analyzed escrows, and has determined that the client has adopted SFIG guidance. Therefore, an “estimated” section being OVER disclosed can be downgraded to a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 111.10 months reserves; Years on Job Borrower has 7 years on job

300348304	f1249895-ef21-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD is missing from the loan file.	04/20/2017: Initial CD with Receipt Log	04/20/2017: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 111.10 months reserves; Years on Job Borrower has 7 years on job

300348304	642067e3-1b45-46cc-a9f5-e34108a6615c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial CD was not provided in the file.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
04/20/2017: Initial CD with Receipt Log
04/20/2017: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 111.10 months reserves; Years on Job Borrower has 7 years on job

300348304	6aed6a46-3d97-4861-9944-75557de8fded	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Contact Name, License Number, Email and Phone Number for the Borrowers and Sellers Real Estate Broker are missing. In addition, the License Number for the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/20/2017: Post CD and Letter
04/20/2017: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State) is non-material. The client has adopted SFIG guidance. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 111.10 months reserves; Years on Job Borrower has 7 years on job

300348304	b419449c-6520-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/20/2017: Post CD and Letter
04/20/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 111.10 months reserves; Years on Job Borrower has 7 years on job

300350988	5df234e8-0add-4d00-bcd4-aa2ea1862be4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
05/12/2017: In CD
05/12/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300350988	3f60214d-773e-4517-a4b2-94c9b837459b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer taxes: City Tax Stamp and County Tax Stamp listed in section E of the funding Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
05/12/2017: PC CD
05/12/2017: Audit review of revised CD includes payee to Transfer Tax Fees for City Tax Stamp and County Tax Stamp in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. The client has adopted SFIG guidance. Loan will be rated 'B'.

300350988	ec0e24c1-1da3-4243-808b-a5805b4c6ccd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The funding Closing Disclosure Section F 01 Homeowner's Insurance is missing the name of the payee name and Section H 03 Inspection Fee, 04 Miscellaneous Seller Payout, 05 Natural Hazard Disclosure and 09 Water Certificate are all missing the payee name.  Provide re-disclosed CD and letter of explanation.
05/12/2017: PC CD
05/12/2017: Audit review of revised CD includes payees to Sections H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. The client has adopted SFIG guidance. Loan will be rated 'B'.

300350988	7c627c83-ae34-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report		05/09/2017: A CDA report reflecting a value $1,900,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300350155	f093c725-f634-4650-b1b1-a11ccdc4f058	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XX.XX is required.
04/05/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300350155	56960a5e-52ec-4148-bdd1-8bb4c7b457da	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/11/2017: Post CD and Letter
04/11/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300350155	c36274ab-8692-4677-9cbb-8f217499546d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/11/2017: Post CD and Letter
04/11/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300350155	8fa5fdc4-fe19-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX.XX vs the post close CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $XX.XX.  Provide explanation for the discrepancy and if applicable, letter to the borrower, copy of refund check, and proof of delivery within 60 days of consummation.
04/11/2017: Final Settlement Statement matches the figures on the Post CD.
04/11/2017: Audit compared the Final Settlement Statement and Post Closing CD, and has determined that Final Settlement Statement ($XXX,XXX.XX) and Post Closing CD ($XXX,XXX.XX) reflect the same cash to close. Condition cleared.

300350155	79cd5740-7f22-435e-b828-9ddc4e332134	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.  E-Disclosure Tracking provided in file reflects borrower e-signed documentation same day as date of initial CD, however it does not specify that the Initial CD was acknowledged.
04/11/2017: Initial CD with Receipt Log
04/11/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300350155	ed2f13c1-f7d4-441a-bc44-4fdf334d96b6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Estimated Seller's CD provided in the file. Missing Final Seller's CD.	04/11/2017: Final Seller CD	04/11/2017: Audit reviewed Final Seller's Closing Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300350155	ff3fb6cf-fe19-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the property taxes in section F of the final Closing Disclosure are missing the government entity.  Additionally, the Miscellaneous Seller Payout and the Natural Hazard Disclosure in section H of the final Closing Disclosure are missing the name of the payees.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/11/2017: Post CD and Lettetr
04/11/2017: Audit review of revised CD includes payee to Homeowner's Insurance Premium in Sections F and payee to Miscellaneous Seller Payout and the Natural Hazard Disclosure in section H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300349963	38acb83c-0230-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XXX% replacement cost ($XX,XXX) for total coverage of $XXX,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX, which reflects a $XXX,XXX coverage shortfall.  Cost Estimator must be provided.
05/10/2017: Regarding Estimated Replace Cost
05/10/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.70 months reserves

300349963	9598e1c0-f526-4e67-be31-8d7924cba4ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
05/05/2017: Post Consummation CD
05/05/2017: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State) is non-material. The client has adopted SFIG guidance. Condition cleared.05/03/2017:  A Post Close CD was provided in the file reflecting the License ID of the Settlement Agent.  A letter of explanation was provided to the borrowers, however proof of delivery was not.  Condition remains.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.70 months reserves

300349963	1f708afc-a94e-4942-abb2-2b66c1932a58	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated 04/27/2017 reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX.		05/03/2017: Client Waived: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.70 months reserves

300349963	14c8cc06-0b89-471f-86f9-0994b1503de2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects Credit Report Fee of $XX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XX.XX is required.
05/03/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.70 months reserves

300349963	7c9df315-0330-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the Property Taxes in section F of the final Closing Disclosure are missing the name of the entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

05/05/2017: Audit review of revised CD includes Section F payees. Notification of the error (i.e., the letter to borrower) provided. The client has adopted SFIG guidance. Loan will be rated a B.  05/03/2017:  A Post Closing CD was provided in the loan file reflecting the payee for the Homeowner's Insurance Premium and the government entity assessing the property taxes.  A letter of explanation was provided to the borrowers, however proof of delivery was not.  Condition remains.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.70 months reserves

300349963	2c109ea4-0130-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	05/05/2017: HELOC Closing
05/09/17: Lender provided the signed freeze and closure letter for the HELOC. Condition cleared. 05/05/2017: Audit reviewed the Credit Line Closing Payoff Summary, and has determined that a closure letter was not executed by the borrower closing the account. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.70 months reserves

300357020	efcc6dcd-a323-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD was missing from the loan file.	04/19/2017: Initial CD with Receipt Log
04/19/2017: Audit reviewed the initial CD, as well as the disclosure log, and has determined that borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 43.10 months reserves

300357020	afccee6c-f418-4449-8539-9129f14b356d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/19/2017: Post CD and Letter
04/19/2017: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State) is non-material. The client has adopted SFIG guidance. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 43.10 months reserves

300357020	fa64eeda-3674-46e6-ba8e-262cb40bc24b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing and the date of consummation is X/X/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
04/19/2017: System Screenshot
04/19/2017: Audit reviewed the initial CD, as well as the disclosure log, and has determined that borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.4/19/2017: Although the e-sign log provided indicates the borrower received documents on X/XX/XXXX, the esign log does not reflect the Closing disclosure was provided to the borrower on X/XX/XXXX.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 43.10 months reserves

300357020	e2055b3e-3f8b-4be9-ad21-1e8b26baa092	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $X.XX.		04/17/2017: Client Waived: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 43.10 months reserves

300357020	346851d7-7a20-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Purchase Contract	The purchase contract was not provided in the file.		4/19/2017: A purchase contract signed by the seller and buyers provided is deemed as acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 43.10 months reserves

300357020	b107edc3-a323-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure and the Utility Transfer Fee in section H of the final Closing Disclosure do not reflect the names of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
04/19/2017: Post CD and Letter
04/19/2017: Audit review of revised CD includes payees to Sections F and Section H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 43.10 months reserves

300357020	1b6b9f24-8022-4602-94ee-363653c517a2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Seller's Closing Disclosure is missing from the loan file.	04/19/2017: Seller CD	04/19/2017: Audit reviewed executed Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 43.10 months reserves

300373850	24387678-0134-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Homeowners Insurance premium in section F of the final Closing Disclosure is missing the name of the service provider.	05/11/2017: Post Consummation CD
05/11/2017: Audit review of revised CD includes Section F listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 32.18%; General Comp Factor 1 Borrower has 10 years on job; General Comp Factor 1 UW Guides required 0 x 30 days late inthe most recent 12 months; credit report verifies 99 months payment history with no late payments reported.

300373850	e5b6d245-fa4d-4905-9d99-1bf1ecdfb1ee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month.		05/08/2017: CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $X.XX. Loan will be rated a 'B' for all agencies
 General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 32.18%; General Comp Factor 1 Borrower has 10 years on job; General Comp Factor 1 UW Guides required 0 x 30 days late inthe most recent 12 months; credit report verifies 99 months payment history with no late payments reported.

300373850	c910307c-f876-4453-8d99-a5c0796db3a0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.  Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.
05/08/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged
 General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 32.18%; General Comp Factor 1 Borrower has 10 years on job; General Comp Factor 1 UW Guides required 0 x 30 days late inthe most recent 12 months; credit report verifies 99 months payment history with no late payments reported.

300373850	07e6deb0-0034-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax of City Tax Stamp and State Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
05/11/2017: Post Consummation CD
05/11/2017: Audit review of revised CD includes payee to transfer tax of City Tax Stamp and State Tax Stamp in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 32.18%; General Comp Factor 1 Borrower has 10 years on job; General Comp Factor 1 UW Guides required 0 x 30 days late inthe most recent 12 months; credit report verifies 99 months payment history with no late payments reported.

300373850	e07dd5b8-9d7d-4027-9c56-edff74077f4a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of 0.125%.  No Cure.
05/08/2017: This is non-material. The loan will be graded a B for all agencies.
 General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 32.18%; General Comp Factor 1 Borrower has 10 years on job; General Comp Factor 1 UW Guides required 0 x 30 days late inthe most recent 12 months; credit report verifies 99 months payment history with no late payments reported.

300373850	ba07e9d1-4134-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and reserves.  Additional conditions may apply.
05/11/2017: Final CD for departing residence
05/11/2017: Audit reviewed executed ALTA Settlement Statement, and has determined that the proceeds of $XXX,XXX.XX added to assets provides sufficient funds for cash to close and reserves. Condition cleared.

 General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 32.18%; General Comp Factor 1 Borrower has 10 years on job; General Comp Factor 1 UW Guides required 0 x 30 days late inthe most recent 12 months; credit report verifies 99 months payment history with no late payments reported.

300357103	76c889d6-c126-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

4/26/2017: A post close CD dated within 30 days of consummation was provided to reflect the settlement agent's license # in the contact information section.  A letter of explanation was also provided. Loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 229.30 months reserves

300357103	ca012d55-3828-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with no evidence of replacement cost.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX which reflects a $XXX,XXX coverage shortfall.  Cost Estimator must be provided.
4/26/2017: Hazard insurance cost estimator provided to reflect reconstruction cost of $XXX,XXX. Hazard coverage of $XXX,XXX is sufficient to cover the reconstruction costs. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 229.30 months reserves

300357103	1a168b3d-d126-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	04/25/2017: CDA	04/25/2017: A CDA report reflecting a value $1,900,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 229.30 months reserves

300357103	9c39a2fa-d4c9-4c04-a48d-e5b262db0c34	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XXX.XX is required.
04/23/2017: The Final CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 229.30 months reserves

300357103	a977c425-261f-4ea4-8240-9b76be75e99e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The Post Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender included the non-escrowed property costs over year 1 of $XXX.XX added onto the post closing disclosure.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

04/27/2017:  Post CD will be sent via regular USPS First Class Mail. As such, no tracking information is available. Please advise if this is sufficient, or if a different method (such as certified mail) is required.

04/27/2017:  Per Compliance, nothing further is required.  Condition cleared.04/27/2017:  Pending Compliance review4/26/2017: A post close CD dated within 30 days of consummation was provided to reflect the correct value for the Estimated Taxes, Insurance and Assessments, a letter of explanation was also provided. The client has adopted SFIG, under SFIG guidance, if amounts are escrowed, proof of delivery is also required. Evidence of proof of delivery was not provided. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 229.30 months reserves

300357103	2b4f0c5f-db26-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file.
04/27/2017:  Received initial CD and tracking history.  Timing requirement met.  Condition cleared.4/26/2017: CD provided reflects a date issued after the closing date, therefore, this CD cannot be considered as an initial CD. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 229.30 months reserves

300357103	6aef73e4-d726-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

4/26/2017: A post close CD dated within 30 days of consummation was provided to reflect a credit report fee  in the paid by others column.  A letter of explanation was also provided. Loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 229.30 months reserves

300357103	9626cbcb-d726-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

4/26/2017: A post close CD dated within 30 days of consummation was provided to reflect the payee for the transfer taxes in section E.  A letter of explanation was also provided. Loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 229.30 months reserves

300357103	f40a41cb-db26-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  The homeowner's insurance premium and the flood insurance premium in section F of the final Closing Disclosure are missing the name of the payees.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

4/26/2017: A post close CD dated within 30 days of consummation was provided to reflect the payee for the property taxes in section F.  A letter of explanation was also provided. Loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 229.30 months reserves

300357103	85ba919c-012c-408b-8702-2005a338966b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.  E-Disclosure Tracking provided in file reflects borrower e-signed documentation same day as date of initial CD, however it does not specify that the Initial CD was acknowledged.

04/27/2017:  Received initial CD and tracking history.  Timing requirement met.  Condition cleared.4/26/2017: CD provided reflects an issue date that is after the closing date. This CD cannot be considered an initial CD. Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.40%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 229.30 months reserves

300376413	2d74b307-9823-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home Owners Insurance line item in section F is missing the payee name. A Letter of Explanation and confirmation of delivery to the borrower is required.	04/20/2017: Post CD and Letter
04/20/2017: Audit review of revised CD includes payees to all Sections F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300376413	312b6f6f-07af-4494-b989-187c349586c4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The Post Close CD reflects total Lender credits in the amount of $X,XXX.XX vs The Final CD which reflects total Lender credits in the amount of $X,XXX.XX. The $XXX.XX Post Close lender credit variance reflects a Lender credit for closing costs > legal limit
															04/20/2017: Post CD and Letter (also see Final Settlement Statement)	04/20/2017: Audit reviewed the Post Funding CD and Final Closing Statement, and has determined the documentation submitted reflects lender total credit in the amount of $X,XXX.XX. Condition cleared.
300376413	fac1590f-1a96-4c98-bbb6-70aeff35e71e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)	Costs paid by Borrower in the amount of $X,XXX.XX (page 1) is the same amount on page 2. (cleared- non-issue)		Costs paid by Borrower in the amount of $X,XXX.XX (page 1) is the same amount on page 2. (cleared- non-issue)
300376413	f3fcb0f8-e763-4ed4-be48-f234d9005d0f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.

04/20/2017: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State) is non-material. The client has adopted SFIG guidance. Condition rescinded.

300376413	fe1528d4-1f82-497c-896f-5f30063ee5ae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated 4/5/2017 reflected total of payments as $X,XXX,XXXX.XX. The actual total of payments is $X,XXX,XXX.XX- an over-disclosure of $X.XX.		4/17/2017: TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300425183	c56ad314-892f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home Owners Insurance line item in section F of the Final and Post Close CD are missing the payee name. A Letter of Explanation and confirmation of delivery to the borrower is required.	05/08/2017: Post Consummation CD
05/08/2017: Audit review of revised CD includes Section F payees. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300425183	d4e80545-e25a-4f3c-8968-73e164118fc2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The Final CD reflected a total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over disclosure of $X.XX. Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.
5/2/2017: Over-disclosure of TOP less than 1% of the Note is considered a non-material finding. Loan will be graded a B for all agencies.
300425183	602427d9-d783-4398-8c68-21d055b8700d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required
															05/05/2017: Post Consummation CD	05/05/2017: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS is non-material. The client has adopted SFIG guidance. Condition rescinded.